--------------------------------------------------------------------------------
                              P R O S P E C T U S
 -----------------------------------------------------------------------------

                             FIXED INCOME PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------
    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities and High Yield Portfolios (the "Non-Money Portfolios") and to the Class A shares of the Money Market and Municipal Money Market Portfolios (the "Money Portfolios") (collectively, the "Portfolios"). On January 2, 1996, the Non-Money Portfolios began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Non-Money Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).
    THE HIGH YIELD PORTFOLIO INVESTS PREDOMINANTLY IN LOWER RATED BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS PORTFOLIO. SEE "RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES."
    INVESTMENTS IN THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
    INVESTORS SHOULD NOTE THAT THE GLOBAL FIXED INCOME PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES. INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.
    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator, (the "Adviser" and the "Administrator") and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.
    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
 AND  EXCHANGE COMMISSION OR  ANY STATE SECURITIES  COMMISSION PASSED UPON THE
  ACCURACY OR ADEQUACY OF       THIS  PROSPECTUS. ANY REPRESENTATION TO  THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                             GLOBAL                       MORTGAGE-
                               FIXED          FIXED        MUNICIPAL       BACKED                                    MUNICIPAL
SHAREHOLDER TRANSACTION       INCOME         INCOME          BOND        SECURITIES     HIGH YIELD   MONEY MARKET  MONEY MARKET
 EXPENSES                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------  -------------  -------------  -------------  -------------  ------------  ------------  -------------
Maximum Sales Load
 Imposed on Purchases
  Class A................       None           None            None           None          None          None           None
  Class B................       None           None            None           None          None           N/A            N/A
Maximum Sales Load
 Imposed on Reinvested
 Dividends
  Class A................       None           None            None           None          None          None           None
  Class B................       None           None            None           None          None           N/A            N/A
Deferred Sales Load
  Class A................       None           None            None           None          None          None           None
  Class B................       None           None            None           None          None           N/A            N/A
Redemption Fees
  Class A................       None           None            None           None          None          None           None
  Class B................       None           None            None           None          None           N/A            N/A
Exchange Fees
  Class A................       None           None            None           None          None          None           None
  Class B................       None           None            None           None          None          None           None


                                             GLOBAL                       MORTGAGE-
                               FIXED          FIXED        MUNICIPAL       BACKED                                    MUNICIPAL
ANNUAL FUND OPERATING         INCOME         INCOME          BOND        SECURITIES     HIGH YIELD   MONEY MARKET  MONEY MARKET
EXPENSES                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------  -------------  -------------  -------------  -------------  ------------  ------------  -------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)***
  Class A................       0.20%          0.15%           0.04%          0.20%         0.38%         0.30%*         0.30%*
  Class B................       0.20%          0.15%           0.04%          0.20%         0.38%          N/A            N/A
12b-1 Fees
  Class A................       None           None            None           None          None          None           None
  Class B................       0.15%**        0.15%**         0.25%          0.25%         0.25%          N/A            N/A
Other Expenses
  Class A................       0.25%          0.35%           0.41%          0.25%         0.37%         0.19%          0.22%
  Class B................       0.25%          0.35%           0.41%          0.25%         0.37%          N/A            N/A
Total Operating Expenses
 (Net of Fee
 Waivers)***
  Class A................       0.45%          0.50%           0.45%          0.45%         0.75%         0.49%*         0.52%*
  Class B................       0.60%          0.65%           0.70%          0.70%         1.00%          N/A            N/A

------------------
  * No fee waiver or expense reimbursement is in effect for this Portfolio.

 ** The Distributor has agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from this Portfolio.

*** The Adviser has agreed to waive its management fees and/or reimburse each Portfolio, if necessary, if such fees would cause any of the total annual operating expenses of the Portfolios to exceed a specified percentage of their respective average daily net assets. Set forth below, for each Portfolio as applicable, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares of the Portfolios and Class B shares of the Non-Money Portfolios, respectively.

                                                                                              TOTAL OPERATING EXPENSES
                                                                                                 ABSENT FEE WAIVERS
                                                                        MANAGEMENT FEES     ----------------------------
PORTFOLIO                                                             ABSENT FEE WAIVERS       CLASS A        CLASS B
-------------------------------------------------------------------  ---------------------  --------------  ------------
Fixed Income.......................................................            0.35%             0.60%           0.75%
Global Fixed Income................................................            0.40%             0.75%           0.90%
Municipal Bond.....................................................            0.35%             0.76%           1.01%
Mortgage-Backed Securities.........................................            0.35%             0.60%+          0.85%+
High Yield.........................................................            0.50%             0.87%           1.12%
Money Market.......................................................            0.30%             0.49%++          N/A
Municipal Money Market.............................................            0.30%             0.52%++          N/A

----------------
 +Estimated.
++No fee waiver or expense reimbursement is in effect for this Portfolio.

    These reductions became or will become effective as of the inception of each Portfolio. As a result of these reductions, the Investment Advisory Fees stated above are lower than the contractual fees stated under "Management of the Fund." For further information on Fund expenses see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The Class A fees and expenses for the Money Market and Municipal Money Market Portfolios are based on actual figures for the fiscal year ended December 31, 1994. The Class A fees and expenses for the Municipal Bond Portfolio are estimated using actual figures for the period ended June 30, 1995. The Class A fees and expenses for each of the other Portfolios have been restated to reflect current fees. The Class A fees and expenses for the Mortgage-Backed Securities Portfolio are based on estimates and assume that the average daily net assets of the Class A shares of the Mortgage-Backed Securities Portfolio will be $50,000,000. The Class B fees and expenses of each Non-Money Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of each Non-Money Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, professional fees, filing fees, and costs for shareholders reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.

                                                                     1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Fixed Income Portfolio
  Class A........................................................   $       5    $      14    $      25    $      57
  Class B........................................................   $       6    $      19    $      33    $      75
Global Fixed Income
  Class A........................................................   $       5    $      16    $      28    $      63
  Class B........................................................   $       7    $      21    $      36    $      81
Municipal Bond Portfolio
  Class A........................................................   $       5    $      14        *            *
  Class B........................................................   $       7    $      22    $   *        $   *
Mortgage-Backed Securities Portfolio
  Class A........................................................   $       5    $      14        *            *
  Class B........................................................   $       7    $      22    $   *        $   *
High Yield Portfolio
  Class A........................................................   $       8    $      24    $      42    $      93
  Class B........................................................   $      10    $      32    $      55    $     122
Money Market Portfolio
  Class A........................................................   $       5    $      16    $      27    $      62
Municipal Money Market Portfolio
  Class A........................................................   $       5    $      16    $      29    $      64

----------------
*Because the Municipal Bond and Mortgage-Backed Securities Portfolios were not operational as of the Fund's fiscal year end, the Fund has not projected expenses beyond the three-year period shown.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to continue to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse any Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Fixed Income, Global Fixed Income, Municipal Bond, High Yield, Money Market and Municipal Money Market Portfolios for each of the periods presented. The new Class B shares of the Non-Money Portfolios were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares of the Fixed Income, Global Fixed Income, High Yield, Money Market and Municipal Money Market Portfolios is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The Mortgage-Backed Securities Portfolio was not operational as of June 30, 1995. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                             FIXED INCOME PORTFOLIO

                                                                                                                       SIX MONTHS
                                                                       TWO MONTHS                                         ENDED
                                      MAY 15, 1991     YEAR ENDED         ENDED        YEAR ENDED      YEAR ENDED       JUNE 30,
                                       TO OCTOBER      OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        1995
                                        31, 1991          1992            1992            1993            1994         (UNAUDITED)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................  $   10.00       $   10.55       $   10.92       $   10.93       $   11.05       $    9.82
                                      -------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).........       0.22            0.69            0.10            0.54            0.59            0.36
  Net Realized and Unrealized Gain/
   (Loss) on Investments............       0.49            0.39            0.01            0.41           (0.92)           0.71
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total from Investment
   Operations.......................       0.71            1.08            0.11            0.95           (0.33)           1.07
                                      -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income.............      (0.16)          (0.69)          (0.10)          (0.56)          (0.53)          (0.35)
  In Excess of Net Investment
   Income...........................         --              --              --           (0.01)             --              --
  Net Realized Gain.................         --           (0.02)             --           (0.26)          (0.37)             --
  In Excess of Net Realized Gain....         --              --              --              --           (0.00)             --
                                      -------------   -------------   -------------   -------------   -------------   -------------
  Total Distributions...............      (0.16)          (0.71)          (0.10)          (0.83)          (0.90)          (0.35)
                                      -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD......  $   10.55       $   10.92       $   10.93       $   11.05       $    9.82       $   10.54
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------
TOTAL RETURN........................       7.12%          10.61%           1.02%           9.07%          (3.10)%         11.14%
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)......................    $72,326        $146,546        $154,210        $240,668        $209,331        $166,018
  Ratio of Expenses to Average Net
   Assets (1)(2)....................       0.45%**         0.45%           0.45%**         0.45%           0.45%           0.45%**
  Ratio of Net Investment Income to
   Average Net Assets (1)(2)........       7.29%**         6.59%           5.56%**         4.97%           5.73%           7.00%
  Portfolio Turnover Rate...........         48%            105%             15%            240%            388%            109%
---------------------

(1) Effect of voluntary expense limitation during
    the period:
    Per share benefit to net
     investment income..............  $    0.01       $    0.02       $    0.01       $    0.02       $    0.01       $    0.01
   Ratios before expense limitation:
    Expenses to Average Net
      Assets........................       0.81%**         0.59%           0.75%**         0.60%           0.58%           0.60%**
    Net Investment Income to Average
      Net Assets....................       6.93%**         6.45%           5.26%**         4.82%           5.60%           6.85%

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.35% of the average daily net assets of the Fixed Income Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.45% of the average daily net assets of the Class A shares and 0.70% of the average daily net assets of the Class B shares. In the period ended October 31, 1991, the year ended October 31, 1992, the two month period ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $69,000, $165,000, $74,000, $307,000, $276,000 and $142,000, respectively, for the Fixed Income Portfolio.

 * Commencement of Operations.

** Annualized.

                         GLOBAL FIXED INCOME PORTFOLIO

                                                                           TWO MONTHS
                                          MAY 1, 1991*     YEAR ENDED         ENDED        YEAR ENDED      YEAR ENDED
                                           TO OCTOBER      OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                            31, 1991          1992            1992            1993            1994
                                          -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   10.00       $   10.61       $   11.41       $   11.26       $   11.68
                                          -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).............       0.16            0.53            0.14            0.69            0.70
  Net Realized and Unrealized Gain
   (Loss) on Investments................       0.45            0.55           (0.29)           0.90           (1.38)
                                          -------------   -------------   -------------   -------------   -------------
Total from Investment Operations........       0.61            1.08           (0.15)           1.59           (0.68)
                                          -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income.................         --           (0.27)             --           (0.79)          (0.40)
  In Excess of Net Investment Income....         --              --              --           (0.22)             --
  Net Realized Gain.....................         --           (0.01)             --           (0.16)          (0.31)
                                          -------------   -------------   -------------   -------------   -------------
Total Distributions.....................         --           (0.28)             --           (1.17)          (0.71)
                                          -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD..........  $   10.61       $   11.41       $   11.26       $   11.68       $   10.29
                                          -------------   -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------   -------------
TOTAL RETURN............................       6.10%          10.29%          (1.31)%         15.34%          (6.08)%
                                          -------------   -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...    $28,236         $94,847         $92,897        $172,468        $130,675
Ratio of Expenses to Average Net Assets
 (1)(2).................................       0.50%**         0.50%           0.50%**         0.50%           0.50%
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............       7.24%**         6.92%           6.99%**         5.99%           6.34%
Portfolio Turnover Rate.................         20%            144%              9%            108%            171%
---------------------
(1) Effect of voluntary expense limitation during the period:
       Per share benefit to net
         investment income................  $    0.02       $    0.03       $    0.01       $    0.02       $    0.02
    Ratios before expense limitation:
       Expenses to Average Net Assets......       1.62%**         0.86%           0.90%**         0.70%           0.66%
    Net Investment Income to
       Average Net Assets...............       6.12%**         6.56%           6.59%**         5.79%           6.18%

                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 1995
                                           (UNAUDITED)
                                          -------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   10.29
                                          -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).............       0.39
  Net Realized and Unrealized Gain
   (Loss) on Investments................       0.87
                                          -------------
Total from Investment Operations........       1.26
                                          -------------
DISTRIBUTIONS
  Net Investment Income.................      (0.40)
  In Excess of Net Investment Income....         --
  Net Realized Gain.....................         --
                                          -------------
Total Distributions.....................      (0.40)
                                          -------------
NET ASSET VALUE, END OF PERIOD..........  $   11.15
                                          -------------
                                          -------------
TOTAL RETURN............................      12.55%
                                          -------------
                                          -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...    $88,866
Ratio of Expenses to Average Net Assets
 (1)(2).................................       0.50%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............       7.27%**
Portfolio Turnover Rate.................         97%
---------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net
         investment income..............  $    0.01
    Ratios before expense limitation:
      Expenses to Average Net
         Assets.........................       0.75%**
    Net Investment Income to
       Average Net Assets...............       7.03%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.40% of the average daily net assets of the Global Fixed Income Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.50% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class B shares. In the fiscal period ended October 31, 1991, the year ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $67,000, $201,000, $64,000, $260,000 $238,000 and $115,000, respectively, for the Global Fixed Income Portfolio.

 * Commencement of Operations.
** Annualized.

                            MUNICIPAL BOND PORTFOLIO

                                                                                        PERIOD FROM JANUARY 18, 1995
                                                                                              TO JUNE 30, 1995
                                                                                       -------------------------------
                                                                                                 (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.................................................  $               10.00
                                                                                                      ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(2).......................................................                   0.21
  Net Realized and Unrealized Gain on Investments....................................                   0.21
                                                                                                      ------
  Total from Investment Operations...................................................                   0.42
                                                                                                      ------
DISTRIBUTIONS
  Net Investment Income..............................................................                  (0.16)
                                                                                                      ------
NET ASSET VALUE, END OF PERIOD.......................................................  $               10.26
                                                                                                      ------
                                                                                                      ------
TOTAL RETURN.........................................................................                  4.22%
                                                                                                      ------
                                                                                                      ------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)..............................................                $43,830
  Ratio of Expenses to Average Net Assets (1)(2).....................................                   0.45%**
  Ratio of Net Investment Income to Average Net Assets (1)(2)........................                   4.55%**
  Portfolio Turnover Rate............................................................                    124%
---------------------

(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income.......................................  $                0.01
   Ratios before expense limitation:
    Expenses to Average Net Assets...................................................                   0.76%**
    Net Investment Income to Average Net Assets......................................                   4.24%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.35% of the average daily net assets of the Municipal Bond Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.45% of the average daily net assets of the Class A shares and 0.70% of the average daily net assets of the Class B shares. In the period ended June 30, 1995, the Adviser waived management and/or reimbursed expenses totalling $62,000 for the Municipal Bond Portfolio.

 * Commencement of Operations.

** Annualized.

                              HIGH YIELD PORTFOLIO

                                      SEPTEMBER 28,                                                    SIX MONTHS
                                          1992         TWO MONTHS                                         ENDED
                                       TO OCTOBER         ENDED        YEAR ENDED      YEAR ENDED       JUNE 30,
                                           31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        1995
                                          1992            1992            1993            1994         (UNAUDITED)
                                      -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................  $   10.00       $    9.77       $    9.95       $   11.16       $    9.55
                                      -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).........       0.08            0.14            0.90            0.97            0.57
  Net Realized and Unrealized Gain/
   (Loss) on Investments............      (0.31)           0.19            1.21           (1.40)           0.76
                                      -------------   -------------   -------------   -------------   -------------
  Total from Investment
   Operations.......................      (0.23)           0.33            2.11           (0.43)           1.33
                                      -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income.............         --           (0.15)          (0.90)          (0.97)          (0.58)
  Net Realized Gain.................         --              --              --           (0.21)             --
                                      -------------   -------------   -------------   -------------   -------------
  Total Distributions...............         --           (0.15)          (0.90)          (1.18)          (0.58)
NET ASSET VALUE, END OF PERIOD......  $    9.77       $    9.95       $   11.16       $    9.55       $   10.30
                                      -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------
TOTAL RETURN........................      (2.30)%          3.41%          22.11%          (4.18)%         14.43%
                                      -------------   -------------   -------------   -------------   -------------
                                      -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands)......................    $16,950         $20,194         $74,500         $97,223         $63,281
  Ratio of Expenses to Average Net
   Assets (1)(2)....................       0.75%**         0.75%**         0.75%           0.75%           0.75%**
  Ratio of Net Investment Income to
   Average Net Assets (1)(2)........       9.89%**         8.96%**         8.70%           9.42%          11.33%**
  Portfolio Turnover Rate...........          9%             24%            104%             74%             40%
---------------------

(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net
     investment income.......................  $     0.01      $     0.01      $       0.02   $      0.001   $       0.01
    Ratios before expense limitation:
    Expenses to Average Net
     Assets..................................        1.23%**           1.62%**         0.96%         0.76%           0.87%**
    Net Investment Income to Average
     Net Assets..............................        9.41%**           8.09%**         8.49%         9.41%          11.21%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.50% of the average daily net assets of the High Yield Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.75% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B shares. In the period ended October 31, 1992, the two months ended December 31, 1992, and the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $22,000, $27,000, $82,000, $7,000 and $44,000, respectively, for the High Yield
    Portfolio.

 * Commencement of Operations.

** Annualized.

                             MONEY MARKET PORTFOLIO

                          NOVEMBER 15,                                              TWO MONTHS
                            1988* TO      YEAR ENDED    YEAR ENDED    YEAR ENDED       ENDED       YEAR ENDED     YEAR ENDED
                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              1989           1990          1991          1992          1992           1993           1994
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..... $   1.000      $  1.000      $  1.000      $  1.000      $   1.000      $   1.000      $   1.000
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................     0.085         0.079         0.062         0.039          0.005(1)       0.027(1)       0.040
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
DISTRIBUTIONS
  Net Investment Income..    (0.085)       (0.079)       (0.062)       (0.039)        (0.005)        (0.027)        (0.040)
  In Excess of Net
   Investment Income.....        --            --            --            --             --         (0.000)            --
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
  Total Distributions....    (0.085)       (0.079)       (0.062)       (0.039)        (0.005)        (0.027)        (0.040)
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
NET ASSET VALUE, END OF
 PERIOD.................. $   1.000      $  1.000      $  1.000      $  1.000      $   1.000      $   1.000      $   1.000
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
TOTAL RETURN.............      8.81%         8.16%         6.37%         3.77%          0.50%          2.76%          3.84%
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
                          -------------  ------------  ------------  ------------  -------------  -------------  -------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)............. $ 158,582      $516,182      $607,087      $612,968      $ 599,172      $ 657,163      $ 690,503
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................      0.55%**       0.55%         0.53%         0.52%          0.55%**        0.53%          0.49%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........      8.80%**       7.87%         6.11%         3.74%          3.11%**        2.71%          3.77%
Portfolio Turnover
 Rate....................       N/A           N/A           N/A           N/A            N/A            N/A            N/A
------------------------
(1) Effect of voluntary expense limitation during the period:
    Per share benefit
      to net investment
     income..............  $   0.001      $  0.000          N/A           N/A       $   0.000      $   0.000           N/A
   Ratios before expense limitation:
    Expenses to
     Average Net Assets..      0.64%**       0.58%          N/A           N/A           0.59%**        0.54%           N/A
    Net Investment
     Income to
     Average Net
     Assets..............      8.71%**       7.85%          N/A           N/A           3.07%**        2.70%           N/A

                            SIX MONTHS
                               ENDED
                           JUNE 30, 1995
                            (UNAUDITED)
                           -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $   1.000
                           -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................      0.030
                           -------------
DISTRIBUTIONS
  Net Investment Income..     (0.030)
  In Excess of Net
   Investment Income.....         --
                           -------------
  Total Distributions....     (0.030)
                           -------------
NET ASSET VALUE, END OF
 PERIOD..................  $   1.000
                           -------------
                           -------------
TOTAL RETURN.............       2.75%
                           -------------
                           -------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............  $ 826,990
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................       0.49%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........       5.49%**
Portfolio Turnover
 Rate....................        N/A
------------------------
(1) Effect of voluntary expense limitation during the period:
    Per share benefit
      to net investment
      income..............
                                 N/A
   Ratios before expense limitation:
    Expenses to
     Average Net Assets..        N/A
    Net Investment
     Income to
     Average Net
     Assets..............        N/A

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.30% of the average daily net assets of the Money Market Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.55% of the average daily net assets of the Class A shares and 0.80% of the average daily net assets of the Class B shares. The Adviser did not waive fees or reimburse expenses for the years ended October 31, 1991, October 31, 1992 and December 31, 1994 and the six months ended June 30, 1995. In the period ended October 31, 1989, the year ended October 31, 1990, the two months ended December 31, 1992 and the year ended December 31, 1993, the Adviser waived management fees and/or reimbursed expenses totalling approximately $110,000, $75,000, $37,000 and $18,000, respectively, for the Money Market Portfolio.
 * Commencement of Operations.
** Annualized.

                        MUNICIPAL MONEY MARKET PORTFOLIO

                         FEBRUARY 10,                                                 TWO MONTHS
                           1989* TO      YEAR ENDED     YEAR ENDED     YEAR ENDED        ENDED       YEAR ENDED     YEAR ENDED
                          OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                             1989           1990           1991           1992           1992           1993           1994
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.... $   1.000      $   1.000      $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)..................     0.046          0.054          0.043          0.026          0.004          0.019          0.020
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
DISTRIBUTIONS
  Net Investment
   Income...............     0.046         (0.054)        (0.043)        (0.026)        (0.004)        (0.019)        (0.020)
  In Excess of Net
   Investment Income....        --             --             --             --             --         (0.000)            --
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
  Total Distributions...    (0.046)        (0.054)        (0.043)        (0.026)        (0.004)        (0.019)        (0.020)
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF
 PERIOD................. $   1.000      $   1.000      $   1.000      $   1.000      $   1.000      $   1.000      $   1.000
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
TOTAL RETURN............       4.6%          5.51%          4.35%          2.74%          0.37%          1.91%          2.44%
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
                         -------------  -------------  -------------  -------------  -------------  -------------  -------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of
 Period (Thousands)..... $  38,540      $ 102,195      $ 166,953      $ 206,691      $ 208,866      $ 266,524      $ 359,444
Ratio of Expenses to
 Average Net Assets
 (1)(2).................      0.32%**        0.51%          0.56%          0.55%          0.57%**        0.54%          0.51%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)..........      6.05%**        5.38%          4.18%          2.66%          2.31%**        1.89%          2.42%
Portfolio Turnover
 Rate...................       N/A            N/A            N/A            N/A            N/A            N/A            N/A
------------------------
(1) Effect of voluntary expense limitation during the period:
------------------------
    Per share benefit
      to net investment
      income............ $   0.002      $   0.001            N/A            N/A      $   0.000      $   0.000            N/A
------------------------
   Ratios before expense limitation:
------------------------
    Expenses to
      Average
      Net Assets........      0.74%**        0.63%           N/A            N/A           0.67%**        0.56%           N/A
    Net Investment
     Income to
     Average Net
     Assets.............      5.63%**        5.26%           N/A            N/A           2.21%**        1.87%           N/A

                           SIX MONTHS
                              ENDED
                          JUNE 30, 1995
                           (UNAUDITED)
                          -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $   1.000
                          -------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)..................      0.020
                          -------------
DISTRIBUTIONS
  Net Investment
   Income...............     (0.020)
  In Excess of Net
   Investment Income....         --
                          -------------
  Total Distributions...     (0.020)
                          -------------
NET ASSET VALUE, END OF
 PERIOD.................  $   1.000
                          -------------
                          -------------
TOTAL RETURN............       1.72%
                          -------------
                          -------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of
 Period (Thousands).....  $ 354,548
Ratio of Expenses to
 Average Net Assets
 (1)(2).................       0.52%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)..........       3.43%**
Portfolio Turnover
 Rate...................        N/A
------------------------
(1) Effect of voluntary expense limitation during the period:
------------------------
    Per share benefit
      to net investment
      income............        N/A
------------------------
    Ratios before expense limitation:
------------------------
    Expenses to
      Average
      Net Assets........        N/A
    Net Investment
     Income to
     Average Net
     Assets.............        N/A

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.30% of the average daily net assets of the Municipal Money Market Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.57% of the average daily net assets of the Class A shares and 0.82% of the average daily net assets of the Class B shares. The Adviser did not waive fees or reimburse expenses for the years ended October 31, 1991, October 31, 1992 and December 31, 1994 and the six months ended June 30, 1995. In the period ended October 31, 1989, the year ended October 31, 1990, the two months ended December 31, 1992 and the year ended December 31, 1993, the Adviser waived management fees and/or reimbursed expenses totalling approximately $75,000, $92,000, $36,000 and $46,000, respectively, for the Municipal Money Market Portfolio.

 * Commencement of Operations.

** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of  current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The  EMERGING  MARKETS  DEBT  PORTFOLIO  seeks  high  current  income,  and secondarily, capital appreciation, by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares, offered only by the Non-Money Portfolios, are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. While each Money Portfolio expects to maintain a net asset value per share of $1.00, there can be no assurance that either Money Portfolio can maintain such net asset value per share. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 were designated Class A shares on January 2, 1996. For a Non-Money Portfolio account opened on or after January 2, 1996 (a "New Non-Money Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. The minimum initial investment for each Money Portfolio is $50,000. Certain exceptions to the foregoing minimums apply to (1) shares in a Non-Money Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Non-Money Account") with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Non-Money Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolios may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Non-Money Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Non-Money Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a

New Non-Money Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Non-Money Account to increase to $500,000 or more. If a shareholder reduces its total investment in Class A shares of a Money Portfolio to less than $10,000, the investment may be subject to redemption. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of each of the Portfolios entail certain risks and considerations of which an investor should be aware. The Fixed Income, Global Fixed Income, High Yield, Real Yield and Money Market Portfolios may invest in securities of foreign issuers, which are subject to certain risks not typically associated with U.S. securities. In addition, the High Yield Portfolio may invest in lower rated and unrated securities which are subject to risk factors. In particular: (1) adverse economic and corporate changes and changes in interest rates may have a greater impact on issuers of such securities and may lead to greater price volatility, and (2) such securities may be more difficult to value accurately or sell in the secondary market. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, each Portfolio may invest in repurchase agreements, lend its portfolio securities and purchase securities on a when-issued or delayed delivery basis. The Money Market Portfolio may invest in reverse repurchase agreements. Each Portfolio, except the Global Fixed Income Portfolio, may invest in futures contracts and options on futures contracts. The Fixed Income, Global Fixed Income and High Yield Portfolios may invest in forward foreign currency exchange contracts to hedge currency risks associated with investment in non-U.S. dollar denominated securities. The Municipal Money Market Portfolio may invest in "puts" on municipal bonds or notes and the Municipal Bond and Municipal Money Market Portfolios may invest up to 20% of such Portfolios' total assets in taxable securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objectives. The investment policies described below are not fundamental policies unless otherwise noted and may be changed without shareholder approval.

THE FIXED INCOME PORTFOLIO

    The Portfolio seeks to produce a high total return consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Government securities, corporate bonds (including competitively priced Eurodollar bonds), mortgage backed securities and other fixed income securities, such as certificates of deposit and short-term money market instruments. Short- and intermediate-term bonds form the core of the Portfolio, and long-term bonds (i.e., those with maturities over ten years) are purchased on a short-term opportunistic basis when the Adviser believes they will enhance return without significantly increasing risk. The Adviser sets an annual target rate of return for the Portfolio based on current and projected market and economic conditions and manages the Portfolio conservatively -- primarily through gradual shifts in maturities in attempting to achieve this target rate.

    Emphasis in the Portfolio will be on U.S. Government and mortgage-backed securities. Typically, between 50% and 75% of the Portfolio's total assets will be invested in these securities. When corporate bonds are purchased, they will generally be rated in the two highest rating categories by Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or Standard & Poor's Corporation ("S&P") (AAA or AA). The Portfolio will not invest in a corporate security if at the time of investment the security is not rated at least investment grade by either rating agency. Although U.S. dollar-denominated securities will represent the major portion of the Portfolio, up to 15% of the Portfolio may be invested in foreign currency obligations of corporate and governmental issuers when the Adviser feels that the currency component and underlying market characteristics of such obligations will add value to the Portfolio.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE GLOBAL FIXED INCOME PORTFOLIO

    The Global Fixed Income Portfolio seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of U.S. and foreign issuers denominated in U.S. dollars and in other currencies. The Portfolio seeks to achieve its objectives by investing in U.S. government securities, foreign government securities, securities of supranational entities, Eurobonds, and corporate bonds with varying maturities denominated in various currencies. In selecting portfolio securities, the Adviser evaluates the currency, market, and individual features of the securities being considered for investment. At least 65% of the total assets of the Portfolio will be invested in fixed income securities under normal circumstances.

    The Adviser seeks to minimize investment risk by investing only in high quality debt securities. U.S. Government securities that the Portfolio may invest in include obligations issued or guaranteed by the U.S. Government, such as U.S. Treasury securities, as well as those backed by the full-faith and credit of the U.S., such as obligations of the Government National Mortgage Association and The Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment. The Portfolio may invest in obligations issued or guaranteed by foreign governments and their political subdivisions, authorities, agencies or instrumentalities, and by supranational entities (such as the World Bank, The European Economic Community, The Asian Development Bank and the European Coal and Steel Community). Investment in foreign government securities will be limited to those of developed nations which the Adviser believes to pose limited credit risk. These countries currently include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, The United Kingdom and Germany. Corporate and supranational obligations which the Portfolio will invest in will be limited to those rated A or better by Moody's Investors Service, Inc., Standard & Poor's Corporation or IBCA Ltd., or if unrated, to those that are of comparable quality in the determination of the Board of Directors and the Adviser.

    The Adviser's approach to multicurrency fixed-income management is strategic and value-based and designed to produce an attractive real rate of return. The Adviser's assessment of the bond markets and currencies is based on an analysis of real interest rates. Current nominal yields of securities are adjusted for inflation prevailing in each currency sector using an analysis of past and projected inflation rates. The Portfolio's aim is to invest in bond markets which offer the most attractive real returns relative to inflation.

    The Portfolio will have a neutral investment position in medium-term securities (I.E., those with a remaining maturity of between three and seven years) and will respond to changing interest rate levels by shortening or lengthening portfolio maturity through investment in longer or shorter term instruments. For example, the Portfolio will respond to high levels of real interest rates through a lengthening in portfolio maturity. Current and historical yield spreads among the three main market segments -- the Government, Foreign and Euro markets -- guide the Adviser's selection of markets and particular securities within those markets. The analysis of currencies is made independent of the analysis of markets. Value in foreign exchange is determined by relative purchasing power parity of a given currency. The Portfolio seeks to invest in currencies currently undervalued based on purchasing power parity. The Adviser analyzes current account and capital account performance and real interest rates to adjust for shorter-term currency flows.

    The Portfolio seeks to maintain portfolio turnover at a low level. Although the Portfolio's primary objective is not to invest for short-term trading, the Portfolio will seek to take advantage of trading opportunities as they arise to the extent that they are consistent with the Portfolio's objectives. It is anticipated that the Portfolio's annual turnover rate will not exceed 100% in normal circumstances, but the Portfolio's annual turnover rate may exceed 100%. An annual turnover rate that exceeds 100% involves correspondingly greater brokerage commissions or transaction costs which will be borne directly by the Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Portfolio.

    The Portfolio will occasionally enter into forward currency exchange contracts. These are used to hedge foreign currency exchange exposures when required. See "Forward Currency Exchange Contracts" in this Prospectus and "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE MUNICIPAL BOND PORTFOLIO

    The Portfolio seeks high current income consistent with preservation of principal through investment in a portfolio consisting primarily of intermediate- and long-term investment grade Municipal Obligations, the interest on which is exempt from federal income tax. "Municipal Obligations" include notes, bonds and other securities issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities, the interest on such Obligations, in the opinion of counsel for the issuer or the Portfolio, is exempt from federal income tax. See the Statement of Additional Information for a further description of Municipal Obligations.

    The Portfolio will only invest in Municipal Obligations that are "investment grade securities." Investment grade securities are (i) bonds rated within one of the four highest rating categories of Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB); (ii) notes rated within one of the two highest rating categories of Moody's (MIG1 or MIG2) or one of the two highest rating categories of S&P (SP-1 or SP-2); (iii) commercial paper rated P-1 or P-2 by Moody's or A-1 or A-2 by S&P; (iv) variable rate securities rated VMIG1 or VMIG2 by Moody's; and (iv) unrated Municipal Obligations that the Adviser believes are of comparable quality to securities in the foregoing rating categories. See the Statement of Additional Information for a further description of these rating categories. Bonds rated Baa by Moody's or BBB by S&P have speculative characteristics.

    Under normal market conditions, the Portfolio will invest at least 80% of its net assets in Municipal Obligations (or futures contracts or options on futures relating thereto), which at the time of investment are "investment grade securities." This policy is fundamental and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. In addition, under normal market conditions, at least 65% of the Portfolio's net assets will be invested in such Municipal Obligations having an initial maturity of more than one year.

    Although there are no maturity restrictions on the Municipal Obligations in which the Portfolio invests, it is currently anticipated that the average maturity of the Portfolio will range between 7 and 20 years. The Adviser will actively manage the Portfolio, and adjust the average maturity thereof (including the use of futures contracts and options on futures), depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. During periods of rising interest rates and declining prices, the average maturity of the Portfolio may be shorter, while during periods of declining interest rates and rising prices, the Portfolio may have a longer average maturity.

    The Portfolio may also invest up to 20% of its net assets in cash, cash equivalents, U.S. Government Securities and taxable corporate "investment grade securities." U.S. Government Securities consist of direct obligations of the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Securities issued or guaranteed by agencies or instrumentalities may be backed by the full faith and credit of the United States (such as securities issued by the Government National Mortgage Association), or supported by the issuing agency's right to borrow from the U.S. Treasury (such as Federal Home Loan Banks), or backed only by the credit of the issuing instrumentality (e.g., the Federal National Mortgage Association). In addition, for temporary defensive purposes, the Portfolio may invest part or all of its assets in cash or in short-term securities, including certificates of deposit, commercial paper, U.S. Government Securities and repurchase agreements involving such government securities. The Portfolio will not invest more than 20% of its net assets in Municipal Obligations the interest on which is subject to alternative minimum tax.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE MORTGAGE-BACKED SECURITIES PORTFOLIO

    The Portfolio seeks  to produce  as high  a level  of current  income as  is consistent with preservation of capital by investment primarily in mortgage-backed securities either (i) issued or guaranteed by the U.S. Government or (ii) rated A or higher by Moody's or S&P, or if unrated, determined by the Adviser to be of comparable quality.

    "Mortgage-backed securities" are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property, including governmental pass-through securities such as those issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Unlike GNMA certificates, FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. government; they are supported by the issuing instrumentality's right to borrow from the U.S. Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders and GNMA and FNMA also guarantee timely distributions of scheduled principal. Mortgage-backed securities also include collateralized mortgage obligations ("CMOs") and pass-through securities issued or guaranteed by private sector entities. CMOs are debt obligations or pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. CMOs are backed by mortgage pass-through securities or whole loans and are evidenced by a series of bonds or certificates issued in multiple classes or tranches. Private pass-through securities are issued by private originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement. See the Statement of Additional Information for a further description of Mortgage-Backed Securities.

    The Portfolio will only invest in mortgage-backed securities that are either
(i) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or (ii) at the time of investment rated within one of the three highest rating categories of Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or if unrated, determined by the Adviser to be of comparable quality. Under normal market conditions, the Adviser expects that at least 75% of the Portfolio's net assets will be invested in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or rated Aaa by Moody's or AAA by S&P. Up to 15% of the Portfolio's net assets may be invested in mortgage-backed securities rated A by Moody's or S&P.

    The Adviser expects that short- and intermediate-term mortgage-backed securities will form the core of the Portfolio, with long-term securities (i.e., with maturities over ten years) being purchased when the Adviser believes that they will enhance return without significantly increasing risk. The Adviser sets an annual target rate of return for the Portfolio based on current and projected market and economic conditions and manages the Portfolio conservatively -- primarily through gradual shifts in maturities -- in attempting to achieve this target rate.

    The Portfolio may also invest up to 25% of its net assets in cash, cash equivalents or other short-term securities, including certificates of deposit, commercial paper and money market instruments, U.S. Government securities and repurchase agreements involving such government securities. In addition, the Portfolio may invest up to all of its assets in cash and such instruments for temporary defensive purposes.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE HIGH YIELD PORTFOLIO

    The Portfolio seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services. The Portfolio normally invests between 80% and 100% of its total assets in these higher yielding securities, which generally entails increased credit and market risk. To mitigate these risks the Portfolio will diversify its holdings by issuer, industry and credit quality, but investors should carefully review the section below entitled "Risk Factors Relating to Investing in High Yield Securities."

    Appendix A to this Prospectus sets forth a description of the corporate bond rating categories of Moody's and S&P. Corporate bonds rated below Baa by Moody's or BBB by S&P are considered speculative. Securities in the lowest rating categories may have predominantly speculative characteristics or may be in default. Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, although the Adviser will consider ratings, it will perform its own analysis and will not rely principally on ratings. The Adviser will consider, among other things, the price of the security, and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Portfolio. The Portfolio may buy unrated securities that the Adviser believes are comparable to rated securities and are consistent with the Portfolio's objective and policies. The Adviser may vary the average maturity of the securities in the Portfolio without limit and there is no restriction on the maturity of any individual security.

    The Portfolio may acquire fixed income securities of both U.S. and foreign issuers, including debt obligations (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. Government, any foreign government with which the United States maintains relations or any of their respective political subdivisions, agencies or instrumentalities) and preferred stock. The Portfolio may not invest more than 5% of its total assets at time of acquisition in either (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests. The Portfolio may neither invest more than 10% of its total assets in foreign securities nor invest more than 5% of its total assets in foreign governmental issuers in any one country. The Portfolio's fixed income securities may have equity features, such as conversion rights or warrants, and the Portfolio may invest up to 10% of its total assets in equity securities other than preferred stock (common stocks, warrants and rights and limited partnership interests). The Portfolio may invest up to 20% of its total assets in fixed income securities that are investment grade (i.e., rated in one of the top three categories or comparable) and have maturities of one year or less. For temporary defensive purposes, the Portfolio may invest part or all of its total assets in cash or in short-term securities, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements involving such government securities. The Portfolio may invest in or own securities of companies in various stages of financial restructuring, bankruptcy or reorganization which are not currently paying interest or dividends. The total value, at time of purchase, of the sum of all such securities will not exceed 10% of the value of the Portfolio's total assets.

    The Portfolio may also invest in zero coupon, pay-in-kind or deferred payment securities. Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received

"phantom income" annually. Because the Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares of the Portfolio, it will have fewer assets with which to purchase income producing securities. The Portfolio accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

    RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react to movements in the general level of interest rates primarily. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Portfolio's investments will be reflected in the Portfolio's net asset value per share. The Adviser considers both credit risk and market risk in making investment decisions for the Portfolio. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The high yield market is still relatively new and its recent growth parallels a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

THE MONEY MARKET PORTFOLIO

    The Portfolio's investment objectives are to maximize current income and preserve capital while maintaining high levels of liquidity through investing in the following high quality money market instruments which have effective maturities of one year or less. The Portfolio's average maturity (on a dollar-weighted basis) will not exceed 90 days. The Portfolio will purchase only securities having a remaining maturity of one year or less. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share. See "Valuation of Shares."

    UNITED STATES GOVERNMENT OBLIGATIONS. The Money Market Portfolio may invest in obligations issued or guaranteed by the United States Government, such as U.S. Treasury securities and those backed by the full faith and credit of the United States, such as obligations of GNMA, the Farmers Home Administration and the Export-Import Bank. The Portfolio may also invest in obligations issued or guaranteed by United States Government agencies or instrumentalities where the Portfolio must look principally to the issuing or guaranteeing agency for ultimate repayment; some examples of agencies or instrumentalities issuing these obligations are the Federal Farm Credit System and the Federal Home Loan Banks.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities in which the Money Market Portfolio may invest, such as GNMA securities, differ from other fixed income securities in that the principal is paid back by the borrower over the life of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a GNMA security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities because of the prepayment feature of GNMA securities. Additionally, if a GNMA certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at the prevailing interest rates which may be lower than the rate of interest that had previously been earned.

    BANK OBLIGATIONS. The Money Market Portfolio may invest in high quality U.S. dollar-denominated negotiable certificates of deposit, time deposits, deposit notes and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under United States Federal or state law, (ii) foreign branches of these banks ("Euros") and (iii) U.S. branches of foreign banks of equivalent size ("Yankees"). See "Additional Investment Information" for further information on foreign investments. The Portfolio may also invest in obligations of the International Bank for Reconstruction and Development ("World Bank"). These obligations are supported by appropriated but unpaid commitments of the World Bank's member countries, and there is no assurance these commitments will be undertaken or met in the future.

    COMMERCIAL PAPER; CORPORATE BONDS. The Money Market Portfolio may invest in high quality commercial paper and corporate bonds issued by U.S. corporations. The Portfolio may also invest in commercial paper issued by foreign corporations if the issuer is a direct subsidiary of a U.S. corporation, the obligation is U.S.

dollar-denominated and is not subject to foreign withholding tax, and the aggregate of these foreign investments does not exceed 10% of the Portfolio's net assets. For more information about foreign investments, see "Additional Investment Information."

    QUALITY INFORMATION. The Money Market Portfolio utilizes the amortized cost method of valuation in accordance with regulations issued by the Securities and Exchange Commission. See "Valuation of Shares." Accordingly, the Portfolio will limit its portfolio investments to those instruments that present minimal credit risks and are of "eligible quality" as determined by the Adviser under the supervision of the Board of Directors in accordance with regulations of the Securities and Exchange Commission, as they may from time to time be amended. For this purpose, "eligible quality" means a security rated (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer or, (ii) if only one rating organization assigned a rating, by that rating organization or
(iii) if unrated, of comparable quality as determined by the Board of Directors. Among the criteria adopted by the Board of Directors, the Money Market Portfolio will not purchase any bank or corporate obligation unless it is rated at least Aa or Prime-1 by Moody's or AA or A-1 by S&P, or it is unrated, and in the determination of the Board of Directors and the Adviser, it is of comparable quality. Ratings, however, are not the only criteria utilized under the procedures adopted by the Board of Directors. For a more detailed discussion of other quality requirements applicable to the Portfolio, see "Description of Securities and Ratings and Policies" in the Statement of Additional Information.

    These standards must be satisfied at the time an investment is made. In the event that an investment held by the Portfolio is assigned a lower rating or ceases to be rated, the Adviser under the supervision of the Board of Directors will promptly reassess whether such security presents minimal credit risk and whether the Portfolio should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risk or is in default, the Portfolio will dispose of the security as soon as reasonably practicable unless the Board of Directors determines that to do so is not in the best interests of the Portfolio.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE MUNICIPAL MONEY MARKET PORTFOLIO

    The Portfolio's investment objectives are to maximize current income that is exempt from federal income tax and preserve capital while maintaining high levels of liquidity through investing in the following high quality municipal money market instruments which, in the opinion of bond counsel for the issuer, earn interest exempt from federal income tax. The Portfolio will purchase only securities having a remaining maturity of one year or less. Under normal circumstances, the Portfolio will invest at least 80% of its assets in tax-exempt municipal securities. Additionally, the Portfolio will not purchase private activity bonds, the interest from which is subject to the alternative minimum tax. Interest on tax-exempt municipal securities may be subject to state and local taxes. See "Taxes." The Portfolio's average maturity (on a dollar-weighted basis) will not exceed 90 days. The Portfolio is expected to maintain a net asset value of $1.00 per share. There can be no assurance, however, that the Portfolio will be successful in maintaining a net asset value of $1.00 per share. See "Valuation of Shares."

    MUNICIPAL BONDS. The Portfolio may invest in bonds issued by or on behalf of states, territories and possessions of the U.S. and its political subdivisions, agencies, authorities and instrumentalities. These obligations may be general obligation bonds secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest, or they may be revenue bonds payable from specific revenue sources, but not generally backed by the issuer's taxing power. These obligations include private activity bonds where payment is the responsibility of the private industrial user of the facility financed by the bonds. The Portfolio may invest more than 25% of its total assets in private activity bonds (provided that the interest on such bonds is not subject to the alternative minimum tax), but may not invest more than 25% of its total assets in these bonds in projects of similar type or in the same state.

    MUNICIPAL NOTES. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds and project notes, as well as municipal commercial paper and municipal demand obligations. There may be no secondary market for project notes, and it is the intention of the Fund to hold such notes until maturity. There is no specific percentage limitation on these investments. For more information about municipal notes, see "Description of Securities and Ratings" in the Statement of Additional Information.

    QUALITY INFORMATION. The Portfolio utilizes the amortized cost method of valuation in accordance with regulations issued by the Securities and Exchange Commission. See "Valuation of Shares." Accordingly, the Portfolio will limit its portfolio investments to those instruments which present minimal credit risk and which are of "eligible quality" as determined by the Adviser under the supervision of the Board of Directors in accordance with regulations of the Securities and Exchange Commission, as they may from time to time be amended. For this purpose, "eligible quality" means a security rated (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations assigning a rating to the security or issuer or, (ii) if only one rating organization assigned a rating, by that rating organization or
(iii) if unrated, of comparable quality as determined by the Board of Directors. Among the criteria adopted by the Board of Directors, the Municipal Money Market Portfolio will not purchase any municipal obligation unless it is rated at least Aa, MIG-1 (or MIG-2 in the case of New York State municipal notes), or Prime-1 by Moody's, or AA, SP-1 or A-1 by S&P, or it is unrated, and in the determination of the Board of Directors and the Adviser it is of comparable quality. Ratings, however, are not the only criteria which must be utilized under the procedures adopted by the Board of Directors. For a more detailed discussion of quality requirements applicable to municipal commercial paper and master demand obligations, see the "Description of Securities and Ratings" in the Statement of Additional Information.

    These standards must be satisfied at the time an investment is made. In the event that an investment held by the Portfolio is assigned a lower rating or ceases to be rated, the Adviser under the supervision of the Board of Directors will promptly reassess whether such security presents minimal credit risk and whether the Portfolio should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risk or is in default, the Portfolio will dispose of the security as soon as reasonably practicable unless the Board of Directors determines that to do so is not in the best interests of the Portfolio. The credit quality of municipal obligations is frequently enhanced by various arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated.

    PUTS FOR THE MUNICIPAL MONEY MARKET PORTFOLIO. The Portfolio may purchase without limit municipal bonds or notes together with the right to resell them at an agreed price or yield within a specified period prior to maturity. This right to resell is known as a "put". The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid. The purpose of this practice is to permit the Portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, to purchase at a later date securities other than those subject to the put and to facilitate the Adviser's ability to manage the Portfolio actively. The principal risk of puts is that the put writer may default on its obligation to repurchase. The Adviser will monitor each writer's ability to meet its obligations under puts. Under the supervision of the Board of Directors, the Adviser will purchase securities with puts only to the extent that such purchase is consistent with the Portfolio's investment policies.

    The amortized cost method is used by the Portfolio to value all municipal securities; no value is assigned to any puts. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

    FOREIGN INVESTMENT. The Fixed Income and High Yield Portfolios may invest in U.S. dollar-denominated securities of foreign issuers trading in U.S. markets and in non-U.S. dollar-denominated obligations of foreign issuers. The Money Market Portfolio may invest in U.S. dollar-denominated commercial paper issued by a foreign corporation that is a direct parent or subsidiary of a U.S. corporation. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. It is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Many of the foreign countries described above may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of each Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fixed Income, Global Fixed Income and High Yield Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends and interest on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by a Portfolio declared against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to a portfolio as a result of exchange rate fluctuations, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Portfolio's Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Portfolio's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In order to remain fully invested and to reduce transaction costs, each Portfolio, except the Global Fixed Income Portfolio, may utilize appropriate stock futures contracts and options on futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in stocks directly, it is expected that the use of index futures and options to facilitate cash flows may reduce a Portfolio's overall transaction costs. The Portfolios will engage in futures and options on futures transactions only for hedging purposes.

    Each Portfolio may enter into futures contracts and options on futures provided that not more than 5% of its total assets are required as deposit to secure obligations under such contracts, and provided further that not more than 20% of its total assets are invested, in the aggregate, in futures contracts and options on futures.

    The primary risks associated with the use of futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions, see "Investment Objectives and Policies" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. For more detailed information about securities lending see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. Each Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The High-Yield Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available securities market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933 (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 20% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Investors should note that investments in excess of 5% of the Portfolio's total assets may be considered a speculative activity and may involve greater risk and expense to the Portfolio.

    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, a Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    REVERSE REPURCHASE AGREEMENTS FOR THE MONEY MARKET PORTFOLIO. The Money Market Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of securities at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's ability to maintain a stable net asset value. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

    TAXABLE INVESTMENTS FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS. The Municipal Bond and Municipal Money Market Portfolios attempt to invest 80% and 100%, respectively, of their assets in tax-exempt municipal securities. However, the Portfolios are permitted to invest up to 20% of the value of their total assets in securities, the interest income of which is subject to federal income tax. Either Portfolio may make taxable investments pending investment of proceeds from sales of its shares or portfolio securities or pending settlement of purchases of portfolio securities in order to maintain liquidity to meet redemptions or when it is advisable in the Adviser's opinion because of adverse market conditions. The taxable investments permitted for either Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements. Fees from loans of tax-exempt securities will also be taxable income of the Portfolio. See "Taxes."

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a fundamental policy of the Money Market Portfolio and a current policy of the Municipal Money Market Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a diversified investment company, each Portfolio, except the Global Fixed Income Portfolio, is subject to the following limitations: (a) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The Global Fixed Income Portfolio is a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means the Global Fixed Income Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Global Fixed Income Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. The Global Fixed Income Portfolio, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid, except that the limitation is 5% for the Municipal Money Market Portfolio; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% (which includes reverse repurchase agreements) of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% (which includes reverse repurchase agreements) of its total assets; (iii) or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 5% of the Portfolio's total assets would be invested in these deposits. Furthermore, the Money Market Portfolio may not enter into reverse repurchase agreements exceeding, in the aggregate, one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by these agreements; and the Municipal Money Market Portfolio may not purchase private activity bonds if, as a result, more than 5% of the Portfolio's total assets would be invested in private activity bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history (including predecessors).

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's
Board of Directors, makes the portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets of the respective Portfolio set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it as Adviser, and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of any Portfolio to exceed the maximum set forth in the table below.

                                                     MAXIMUM TOTAL OPERATING EXPENSES
                                                            AFTER FEE WAIVERS
                                  MANAGEMENT FEE     --------------------------------
          PORTFOLIO             ABSENT FEE WAIVERS       CLASS A          CLASS B
------------------------------  -------------------  ---------------  ---------------
Fixed Income                             0.35%              0.45%            0.70%
Global Fixed Income                      0.40%              0.50%            0.75%
Municipal Bond                           0.35%              0.45%            0.70%
Mortgage-Backed Securities               0.35%              0.45%            0.70%
High Yield                               0.50%              0.75%            1.00%
Money Market                             0.30%              0.55%              N/A
Municipal Money Market                   0.30%              0.57%          N/A

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the U.S. and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following persons have primary responsibility for managing the Portfolios indicated.

    FIXED INCOME PORTFOLIO -- WARREN ACKERMAN, III. Warren Ackerman is a Principal of the Advisor and a Senior Fixed Income Portfolio Manager. Mr. Ackerman joined the Advisor in December 1993. Prior to joining the Advisor, Mr. Ackerman spent over 14 years with Bankers Trust Company as a Managing Director responsible for institutional active fixed income management. Prior to Bankers, he spent almost seven years as a Vice President with Irving Trust Company in the Trust Investment Division. Mr. Ackerman is a graduate of Monmouth College with a BS in Economics. Mr. Ackerman has had primary responsibility for managing the Portfolio's assets since March 1994.

    GLOBAL FIXED INCOME PORTFOLIO -- MICHAEL J. SMITH AND ROBERT M. SMITH. Michael Smith joined the Adviser as a Fixed Income Manager in 1990. Mr. Smith became a Vice President of Morgan Stanley in 1992 and has been primarily responsible for managing the Portfolio's assets since January 1993. He was previously employed by Gartmore Investment Management where he had day-to-day responsibility for the management of global and European fixed-income and money market funds. Prior to his three years at Gartmore, Mr. Smith spent four years with Legal & General Investment as an analyst and fund manager responsible for the fixed-income portion of several large segregated funds. Mr. Smith is a graduate of Exeter University, England. Robert Smith joined the Adviser as Vice President in June 1994 and has been primarily responsible for managing the Portfolio's assets since July 1994. Prior to joining the Adviser he spent eight years as Senior Portfolio Manager -- Fixed Income at the State of Florida Pension Fund. Mr. Smith's responsibilities included active total-rate-of-return management of long term portfolios and supervision of other fixed income managers. A graduate of Florida State University with a BS in Business, Mr. Smith also received an MBA -- Finance from Florida State and holds a Chartered Financial Analyst (CFA) designation.

    MUNICIPAL BOND PORTFOLIO -- LORI A. COHANE. Lori A. Cohane joined the Adviser in 1994 as a Vice President and Municipal Bond Portfolio Manager. Prior to joining the Adviser, Ms. Cohane spent eight years with Salomon Brothers Asset Management as a Vice President, Portfolio Manager and Senior Credit Analyst of municipal bond accounts managing portfolios for high net worth individuals, open- and closed-end bond funds and institutional accounts. Ms. Cohane is a magna cum laude graduate of the State University of New York at Albany with a B.S. degree in Finance and Economics. Ms. Cohane has had primary responsibility for managing the Portfolio's assets since its inception.

    MORTGAGE-BACKED SECURITIES PORTFOLIO -- WARREN ACKERMAN, III. Information about Mr. Ackerman is included under Fixed Income Portfolio above. Mr. Ackerman has had primary responsibility for managing the Portfolio's assets since its inception.

    HIGH YIELD PORTFOLIO -- ROBERT ANGEVINE. Robert Angevine is a Principal of the Adviser and the Portfolio Manager for high yield investments. Prior to joining the Adviser in October 1988, he spent over eight years at Prudential Insurance where he was responsible for the largest open-end high yield mutual fund in the country. Mr. Angevine also manages high yield assets for one of the largest corporate pension funds in the country. His other experience includes international treasury operations at a major pharmaceutical company and commercial banking. Mr. Angevine received an M.B.A. from Fairleigh Dickinson University and a B.A. in Economics from Lafayette College. He served two years as a Lieutenant in the U.S. Army. Mr. Angevine has had primary responsibility for managing the Portfolio's assets since September, 1992.

    MONEY MARKET PORTFOLIO -- GERALD BARTH, ABIGAIL JONES FEDER AND KENNETH R. HOLLEY. Gerald P. Barth joined the Adviser in 1987 to establish the short to intermediate-term taxable cash management area and to manage the tax-exempt municipal bond portfolio. He became a Vice President in 1989 and a Principal in 1991. He has had primary management responsibility for the Investment Fund since its inception. Prior to joining the Adviser, Mr. Barth was Director of Investments at Subaru of America for five years, where he managed both the short and intermediate-term corporate cash portfolios. He began his career at Arthur Andersen in the audit department and spent two years in the tax department. He earned a B.S. in Accounting from LaSalle College and became a Certified Public Accountant in 1977. Abigail Feder is a Vice President in the Adviser's Fixed Income Group. She is responsible for managing short-term taxable and tax-exempt portfolios. Ms. Feder joined Morgan Stanley's Corporate Finance Department in 1985. In 1987 she joined the Adviser as a Marketing Analyst and was promoted to a Marketing Director in 1988. She joined the Fixed Income Group as a Portfolio Manager in 1989 and she became a Vice President in 1992. Ms. Feder holds a BA from Vassar College. Kenneth R. Holley joined the Adviser as a short-term fixed income portfolio manager in July, 1993. Prior thereto, he worked for 2 1/2 years as a Finance Officer for the African Development Bank implementing trading strategies for the bank's $1 billion short to intermediate US dollar portfolio. Prior to joining the ADB, Mr. Holley spent 1 1/2 years with Ward and Associates Asset Management as a Vice President responsible for fixed income strategy. Before Ward and Associates he worked in the fixed income department of Salomon Brothers, Inc. Mr. Holley holds a BS degree in Engineering from University of Pennsylvania and an MBA from the Wharton School. Mr. Barth and Ms. Feder have had primary responsibility for managing the Portfolio's assets since inception. Mr. Holley has shared primary responsibility for managing the Portfolio's assets since August, 1993.

    MUNICIPAL MONEY MARKET PORTFOLIO -- GERALD P. BARTH AND ABIGAIL JONES FEDER. Information about Mr. Barth and Ms. Feder is included under Money Market Bond Portfolio above. Mr. Barth and Ms. Feder have shared primary responsibility for managing the Portfolio's assets since inception.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund, and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator through its agents will provide the Fund with dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals .15% of the average daily net assets of each Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan
Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each of the Non-Money Portfolios pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each of the Non-Money Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Non-Money Portfolios and Class A shares of the Money Portfolios may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Non-Money Portfolio and, in the case of the Money Portfolios, at the price next determined after Federal Funds are available to the Money Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for a Non-Money Portfolio opened on or after January 2, 1996 (a "New Non-Money Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. The minimum initial investment for each Money Portfolio is $50,000. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Non-Money Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 were designated Class A shares on January 2, 1996. Shares in a Non-Money Portfolio account opened prior to January 2, 1996 (each, a "Pre 1996 Non-Money Account") with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardles of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Non-Money Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Non-Money Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such accounts are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Non-Money Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    If a shareholder reduces its total investment in Class A shares of a Money Portfolio to less than $10,000, the investment may be subject to redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Non-Money Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Non-Money Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of each Non-Money Portfolio, $100,000 minimum for Class B shares of each Non-Money Portfolio, and $50,000 minimum for each Money Portfolio, with certain exceptions for Morgan Stanley employees and select customers, including those who participate in the Automatic Purchase of Portfolio Shares program described below) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

    Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the relevant Portfolio determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

      Chase Manhattan Bank, N.A.
     One Chase Manhattan Plaza
     New York, NY 10081-1000
     ABA#021000021
     DDA#910-2-733293
     Attn: Morgan Stanley Institutional Fund, Inc.
     Ref: (Portfolio name, your account number, your account name)

      Please call the Fund at 1-800-548-7786 prior to wiring funds.

  C. Complete the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Share purchases of the Money Market Portfolio in Federal Funds received by 12:00 noon (Eastern Time), and share purchases of the Municipal Money Market Portfolio in Federal Funds received by 11:00 a.m. (Eastern Time) will begin to earn income on the day of receipt. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. For the Money Market and Municipal Money Market Portfolios, if money is not converted the same day, it will be converted the next business day and shares will be purchased at the net asset value next determined after such conversion. Your bank may charge a service fee for wiring funds.

4) AUTOMATIC PURCHASE OF PORTFOLIO SHARES. Free cash balances, (i.e., any cash that is available on demand at the close of the previous business day) which are held in certain eligible accounts at Morgan Stanley Asset Management Inc., Morgan Stanley or any other affiliated investment adviser or broker, and which are selected at the discretion of the Adviser, will be automatically invested on the next business day at net asset value in shares of the Money Market Portfolio or the Municipal Money Market Portfolio. A shareholder may elect in writing from time to time in which portfolio to invest. This automatic purchase facility permits certain eligible investment management and brokerage customers of Morgan Stanley to have their free cash balances invested in portfolio shares on a daily basis pending other investments.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 for each portfolio, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- [Portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of each Non-Money Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order to purchase shares of the Fixed Income, Municipal Bond, Mortgage-Backed Securities or High Yield Portfolios received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. Orders for the purchase of shares of the Money Market Portfolio or Municipal Money Market Portfolio become effective on the business day Federal Funds are received, and the purchase will be effected at the net asset value next computed after receipt.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio(s) will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of each Portfolio and each Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A and Class B shares of each Non-Money Portfolio and Class A shares of each Money Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities and High Yield Portfolios is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time), and the net asset value per share of the Municipal Money Market Portfolio is determined at 11:00 a.m. (Eastern Time) and the net asset value per share of the Money Market Portfolio is determined at 12:00 p.m. (Eastern Time). Shares of a Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    Each Non-Money Portfolio will redeem its Class A and Class B shares and each Money Portfolio will redeem its Class A shares at the net asset value next determined after your request is received if the request is received in "good order." Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any  required   signature   guarantees   (see   "Further   Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through overnight courier must be sent to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 01208. The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the name of the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to 8 days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution-in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of Portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in a Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social
Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. are processed the next business day based on the net asset value determined at the close of such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolios' shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net  asset value  per  share of  a class  of  shares of  each  Non-Money
Portfolio is determined by dividing the total market value of the Non-Money Portfolio's investments and other assets attributable to such class, less all liabilities attributable to such class, by the number of total outstanding shares of such a class of the Non-Money Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share of the Non-Money Portfolios is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined either based on the bid and asked prices quoted on such valuation date by two reputable brokers or as provided by a reliable pricing service.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily unless collection is in doubt. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid price and asked price for such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares.

    The net asset value per share of each of the Money Market and Municipal Money Market Portfolios is determined by subtracting the Portfolio's liabilities (including accrued expenses and dividends payable) from the total value of the Portfolio's investments and other assets and dividing the result by the total number of outstanding shares of the Portfolio. The net asset values per share of the Municipal Money Market Portfolio and the Money Market Portfolio are determined at 11:00 a.m. and 12:00 noon (Eastern Time), respectively, on the days on which the NYSE is open. For the purpose of calculating each Portfolio's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities and High Yield Portfolios. In addition, from time to time the Fund may advertise "yield" for the Global Fixed Income, Municipal Bond, High Yield, Money Market and Municipal Money Market Portfolios and "effective yield" for the Money Market and Municipal Money Market Portfolios. In addition to these yield figures, the Municipal Bond and Municipal Money Market Portfolio may advertise a tax equivalent yield. THESE FIGURES ARE BASED ON HISTORICAL PERFORMANCE AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The "yield" of the Global Fixed Income, Municipal Bond and High Yield Portfolios refers to the income generated by an investment in the Portfolio over a one-month or 30-day period, while the "yield" of the Money Market and Municipal Money Market Portfolios refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that 30 or seven day period is assumed to be generated each 30-day period for twelve periods or each week over a 52-week period, and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned on an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. A "tax equivalent yield" is the "yield" of the Portfolio increased by an amount based on an assumed rate of tax for a shareholder. For further information concerning these figures, see "Calculation of Yield and Total Return" in the Statement of Additional
Information. The Fund may also use comparative performance information in marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., Donoghue's Money Fund Report, other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

FIXED INCOME, GLOBAL FIXED INCOME, MUNICIPAL BOND, MORTGAGE-BACKED SECURITIES AND HIGH YIELD PORTFOLIOS

    All income dividends and capital gains distributions for a class of shares of each Non-Money Portfolio will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Non-Money Portfolio, except the Global Fixed Income Portfolio, expects to distribute substantially all of its net investment income in the form of monthly dividends and the Global Fixed Income Portfolio expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains of each Non-Money Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually. Confirmations of the purchases of shares of the Non-Money Portfolios through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchases of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in each Non-Money Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (I.E., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of each Non-Money Portfolio will differ at times. Expenses of each Non-Money Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS

    Net investment income is computed and dividends declared as of 1:00 p.m. (Eastern time), on each day. Such dividends are payable to Municipal Money Market Portfolio shareholders of record as of 11:00 a.m. (Eastern time) on that day and to Money Market Portfolio shareholders of record as of 12:00 noon (Eastern time) on that day, if the Fund and Custodian Bank are open for business. This means that shareholders whose purchase orders become effective as of 12:00 noon (for the Money Market Portfolio) or 11:00 a.m. (for the Municipal Money Market Portfolio) receive the dividend for that day. Dividends declared for Saturdays, Sundays and holidays are payable to shareholders of record as of 4:00 p.m. on the last preceding day the Fund and its Custodian Bank were open for business.

    For the purpose of calculating dividends, net income of each Money Portfolio shall consist of interest earned, including any discount or premium ratably amortized to the date of maturity, minus estimated expenses of the Money Portfolio.

    Each Money Portfolio's daily dividends are accrued throughout the month and are distributed on the fifteenth calendar day of each month (or next business day if the fifteenth calendar day falls on a holiday or weekend). Dividends of each Money Portfolio are payable in additional shares, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and any capital gains distributions in cash.

    Each shareholder receives a monthly statement summarizing activity in the account. If at any time a shareholder wishes to withdraw all of the funds in an account, the proceeds will be sent to the shareholder by wire or check, according to the shareholder's instructions. If the withdrawal is by wire, a check in the amount of the income to the shareholder's account through the day of withdrawal will be mailed to the shareholder on the next business day. Withdrawals by check will include accrued income through the date of withdrawal.

    Net realized short-term capital gains, if any, of each Money Portfolio are to be distributed whenever the Board of Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Portfolios do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually.

    It is an objective of management to maintain the price per share of each Money Portfolio as computed for the purpose of sales and redemptions at exactly $1.00. In the event the Board of Directors determine that a deviation from the $1.00 per share price may exist which may result in a material dilution or other unfair results to investors or existing shareholders, they will take corrective action they regard as necessary and appropriate, including the sale of instruments from a Money Portfolio prior to maturity to realize capital gains or losses; shortening average portfolio maturity; withholding dividends; making a special capital distribution; or redemptions of shares in kind.

                                     TAXES

GENERAL

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income (other than "exempt-interest dividends," described below) are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally not qualify for the 70% dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. [Distributions of net investment income and net capital gain are not eligible for the corporate dividends-received deduction.] Each Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIOS

    The dividends payable by the Municipal Bond and the Municipal Money Market Portfolios from net tax-exempt interest from municipal bonds and notes will qualify as "exempt-interest dividends" if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income. Each of the Municipal Bond and Municipal Money Market Portfolios intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay "exempt interest dividends."

    Exempt-interest dividends are excludable from a shareholder's gross income for regular income tax purposes. However, the receipt of such dividends may have collateral federal income tax consequences, including alternative minimum tax consequences. In addition, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxable on a portion of such benefits. See the Statement of Additional Information. Current federal tax law limits the types of volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirement for the payment of exempt-interest dividends.

    All or a portion of the interest on indebtedness incurred or continued by an investor to purchase or carry shares is not deductible for federal income tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax advisors before purchasing shares of the Portfolios. See the Statement of Additional Information.

    The Portfolios will report annually to their shareholders the portion of dividends that is taxable and the portion that is tax-exempt based on income received by the Portfolios during the year to which the dividends relate.

    The exemption of dividends paid by the Municipal Bond and Municipal Money Market Portfolio for Federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Each of the Municipal Bond and Municipal Money Market Portfolio will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal bonds and municipal notes held by the Portfolio during the preceding year.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Board of Directors who are not "interested persons," as defined in the 1940 Act have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although none of the Portfolios will invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. For each Portfolio, it is anticipated that, under normal circumstances, the annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolios' historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolio, which only offer Class A shares.

    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. As of December 18, 1995, Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, Illinois 60675-2956 was presumed to "control" the High Yield Portfolio based solely on their ownership of 25% or more of the outstanding voting shares of such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.

                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.


MORGAN STANLEY INSTITUTIONAL FUND, INC.
          FIXED INCOME, GLOBAL FIXED INCOME, MORTGAGE-BACKED SECURITIES,
          MUNICIPAL BOND, HIGH YIELD, MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS
          P.O. BOX 2798, BOSTON, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------
                NOTE: THIS REGISTRATION FORM SHOULD BE COMPLETED BY THOSE INVESTORS WITH EXISTING MORGAN STANLEY
                                 ACCOUNTS DESIRING TO INVEST FREE CASH BALANCES AUTOMATICALLY.
-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
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  A) REGISTRATION
     1. INDIVIDUAL               1.
                                   ------------------------------------------------------------------------------------------------
     2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                 First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name
-----------------------------------------------------------------------------------------------------------------------------------
      3. CORPORATIONS,           3.
         TRUSTS AND OTHERS         ------------------------------------------------------------------------------------------------
         Please call the Fund
         for additional documents  ------------------------------------------------------------------------------------------------
         that may be required
         to set up account and     ------------------------------------------------------------------------------------------------
         to authorize            Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
         transactions                                                          ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C) TAXPAYER                         PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
     IDENTIFICATION                   Identification Number. For         You (as a payee) are required by law to provide us
     NUMBER                           most individual taxpayers,      (as payer) with  your correct taxpayer identification
     If the account is in more than   this is your Social Security    number. Accounts that have a missing or incorrect taxpayer
     one name, CIRCLE THE NAME OF     Number.                         identification number will be subject to backup withholding
     THE PERSON WHOSE TAXPAYER        TAXPAYER IDENTIFICATION         at a 31% rate on interest, dividends, distributions and other
     IDENTIFICATION NUMBER IS         NUMBER                          payments. If you have not provided us with your correct
     PROVIDED IN SECTION A) ABOVE.                                    taxpayer identification number, you may be subject to a $50
     If no name is circled, the       --------------------------      penalty imposed by the Internal Revenue Service.
     number will be considered to     OR                                 Backup withholding is not an additional tax; the tax
     be that of the last name         SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
     listed. For Custodian account    --------------------------      reduced by the amount of tax withheld. If withholding
     of a minor (Uniform Gifts/                                       results in an overpayment of taxes, a refund may be
     Transfers to Minors Acts),       PART 2. BACKUP WITHHOLDING      obtained.
     give the Social Security         / / Check this box if you are      You may be notified that you are subject to backup
     Number of the minor.             NOT subject to Backup           withholding under section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS           For Purchase of the following Portfolio(s):
    SELECTION                     Fixed Income Portfolio                 / / Class A Shares $_______   / / Class B Shares $_______
                                  Global Fixed Income Portfolio          / / Class A Shares $_______   / / Class B Shares $_______
    (Class A shares minimum       Mortgage-Backed Securities Portfolio   / / Class A Shares $_______   / / Class B Shares $_______
    $500,000 for each             Municipal Bond Portfolio               / / Class A Shares $_______   / / Class B Shares $_______
    Portfolio and Class B         High Yield Portfolio                   / / Class A Shares $_______   / / Class B Shares $_______
    shares minimum $100,000       Money Market Portfolio                 / / Class A Shares $_______   / /
    for each of the Fixed         Municipal Money Market Portfolio       / / Class A Shares $_______   / /
    Income, Global Fixed                              Total Initial Investment $___________________________
    Income, Municipal Bond,
    Mortgage-Backed Securities
    and High Yield Portfolios.
    Minimum $50,000 for each
    of the Money Market and
    Municipal Money Market
    Portfolios). Please
    indicate Portfolio, class
    and amount.

-----------------------------------------------------------------------------------------------------------------------------------

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  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate portfolio, / / Check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)
      manner of payment.
                                 / / Exchange $                  From                                                    -
                                               ----------------      ------------------------     ----------------------------
                                                                         Name of Portfolio                 Account No.
                                 / / Account previously established by:
                                   / / Phone exchange   / / Wire on                                                         -
                                                                    ---------------------------     ------------------------------
                                                                             Date                        Account No.       (Check
                                                                                                    (Previously assigned    Digit)
                                                                                                         by the Fund)

-----------------------------------------------------------------------------------------------------------------------------------
  F) AUTHORIZATION OF            I/we hereby authorize the Fund and Morgan Stanley Asset Management Inc. to transfer from my/our
     AUTOMATIC PURCHASE          account at Morgan Stanley & Co. Inc. all free cash balances (that is, any cash available on
     AND REDEMPTION              demand at the close of the previous day), which are held in such account and to invest such cash
     (Available only for         balances in the / / Money Market Portfolio or the / / Municipal Money Market Portfolio
     Money Market and            (check only one).
     Municipal Money Market
     Portfolios)                                                                                                        -
                                 ------------------------------------------                    -----------------------------
                                 Account Title at Morgan Stanley & Co. Inc.                          Account Number

-----------------------------------------------------------------------------------------------------------------------------------
  G) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
     OPTION                      additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                 / / Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  H) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    -------------------------  ------------------------
                                 wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at right and/or        (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                    ------------------------
     you wish to redeem shares   and address in which my/our fund account                                      Bank ABA No.
     by telephone.  A SIGNATURE  is registered if such requests are believed  ---------------------------------------------------
     GUARANTEE IS REQUIRED IF    to be authentic.                              Name(s) in which your BANK Account is Established
     BANK ACCOUNT IS NOT
     REGISTERED IDENTICALLY TO   TELEPHONE REQUESTS FOR REDEMPTIONS OR        ---------------------------------------------------
     YOUR FUND ACCOUNT.          EXCHANGES WILL NOT BE HONORED UNLESS THE                   Bank's Street Address
                                 BOX IS CHECKED. THE FUND AND THE FUND'S
     TELEPHONE REQUESTS FOR      TRANSFER AGENT WILL EMPLOY REASONABLE        ---------------------------------------------------
     REDEMPTIONS OR              PROCEDURES TO CONFIRM THAT INSTRUCTIONS      City                State                       Zip
     EXCHANGES WILL NOT BE       COMMUNICATED BY TELEPHONE ARE GENUINE.
     HONORED UNLESS THE          THESE PROCEDURES INCLUDE REQUIRING THE
     BOX AT                      INVESTOR TO PROVIDE CERTAIN PERSONAL
     RIGHT IS CHECKED.           IDENTIFICATION INFORMATION AT THE TIME
                                 AN ACCOUNT IS OPENED AND PRIOR TO
                                 EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE. IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED
                                 AND INVESTORS MAY BE REQUIRED TO
                                 PROVIDE ADDITIONAL TELECOPIED WRITTEN
                                 INSTRUCTIONS OF TRANSACTION REQUESTS.
                                 NEITHER THE FUND NOR THE TRANSFER AGENT
                                 WILL BE RESPONSIBLE FOR ANY LOSS,
                                 LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY
                                 TELEPHONE THAT IT REASONABLY BELIEVES
                                 TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------
  I) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name

     In addition to the          ------------------------------------------------------------------------------------------------
     account statement
     sent to my/our
     registered address,         ------------------------------------------------------------------------------------------------
     I/we hereby authorize                                         Address
     the fund to mail
     duplicate statements        ------------------------------------------------------------------------------------------------
     to the name and             City                            State                            Zip Code
     address provided at
     right.
-----------------------------------------------------------------------------------------------------------------------------------
  J) DEALER
     INFORMATION                 --------------------           --------------------                  --------------------
                                 Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------
  K) SIGNATURE OF                The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and
     ALL HOLDERS                 redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan
     AND TAXPAYER                Stanley Institutional Fund, Inc. and agree to be bound by its terms.  Under the penalties of
     CERTIFICATION               perjury, I/we certify that the information provided in Section C) above is true, correct and complete.

     Sign Here --                (X)                                            (X)
                                 --------------------------------------------   -------------------------------------------------
                                 Signature                         Date         Signature                              Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                  PAGE
                                                  ----
Fund Expenses.....................................   2
Financial Highlights..............................   5
Prospectus Summary................................  12
Investment Objectives and Policies................  16
Additional Investment Information.................  25
Investment Limitations............................  28
Management of the Fund............................  29
Purchase of Shares................................  32
Redemption of Shares..............................  37
Shareholder Services..............................  38
Valuation of Shares...............................  39
Performance Information...........................  40
Dividends and Capital Gains Distributions.........  41
Taxes.............................................  42
Portfolio Transactions............................  44
General Information...............................  45
Appendix A........................................  47
Account Registration Form

                             FIXED INCOME PORTFOLIO
                         GLOBAL FIXED INCOME PORTFOLIO
                            MUNICIPAL BOND PORTFOLIO
                      MORTGAGE-BACKED SECURITIES PORTFOLIO
                              HIGH YIELD PORTFOLIO
                             MONEY MARKET PORTFOLIO
                        MUNICIPAL MONEY MARKET PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                      P.O. BOX 2798, BOSTON, MA 02208-2798

------------------------------------------------
------------------------------------------------
------------------------------------------------
------------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                        SMALL CAP VALUE EQUITY PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Small Cap Value Equity Portfolio, the Value Equity Portfolio and the Balanced Portfolio (the "Portfolios"). On January 2, 1996, the Portfolios began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).

    The SMALL CAP VALUE  EQUITY PORTFOLIO seeks high  long-term total return  by
investing   in  undervalued   equity  securities   of  small-   to  medium-sized
corporations.

    The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its Affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund also offers other portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information", dated May 1, 1995, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION   PASSED  UPON   THE  ACCURACY  OR   ADEQUACY  OF  THIS
       PROSPECTUS. ANY       REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio will incur:

                                                               SMALL CAP
                                                             VALUE EQUITY   VALUE EQUITY    BALANCED
SHAREHOLDER TRANSACTION EXPENSES                               PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------  -------------  -------------  -----------
Maximum Sales Load Imposed on Purchases
  Class A..................................................         None           None          None
  Class B..................................................         None           None          None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..................................................         None           None          None
  Class B..................................................         None           None          None
Deferred Sales Load
  Class A..................................................         None           None          None
  Class B..................................................         None           None          None
Redemption Fees
  Class A..................................................         None           None          None
  Class B..................................................         None           None          None
Exchange Fees
  Class A..................................................         None           None          None
  Class B..................................................         None           None          None


                                                               SMALL CAP
                                                             VALUE EQUITY   VALUE EQUITY    BALANCED
ANNUAL FUND OPERATING EXPENSES                                 PORTFOLIO      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------  -------------  -------------  -----------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A..................................................        0.58%          0.38%         0.08%
  Class B..................................................        0.58%          0.38%         0.08%
12b-1 Fees
  Class A..................................................         None           None          None
  Class B..................................................        0.25%          0.25%         0.25%
Other Expenses
  Class A..................................................        0.42%          0.32%         0.62%
  Class B..................................................        0.42%          0.32%         0.62%
                                                                  ------         ------    -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A..................................................        1.00%          0.70%         0.70%
  Class B..................................................        1.25%          0.95%         0.95%
                                                                  ------         ------    -----------
                                                                  ------         ------    -----------

--------------
*The Adviser has agreed to waive its management fee and/or reimburse each Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolios to exceed a specified percentage of their respective average daily net assets. Set forth below, for each Portfolio, are the management fees absent fee waivers and total operating expenses absent such fee waivers and/or reimbursements as a percent of the average daily net assets of the Class A shares and Class B shares, respectively.

                                                                    TOTAL OPERATING EXPENSES
                                                                       ABSENT FEE WAIVERS
                                                MANAGEMENT FEE      ------------------------
PORTFOLIO                                     ABSENT FEE WAIVERS      CLASS A      CLASS B
-------------------------------------------  ---------------------  -----------  -----------
Small Cap Value Equity.....................             0.85%             1.27%        1.52%
Value Equity...............................             0.50%             0.82%        1.07%
Balanced...................................             0.50%             1.12%        1.37%

    As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for each Portfolio have been restated to reflect current fees. The Class B expenses and fees for the Portfolios are based on estimates, assuming that the average daily net assets of the Class B shares of each Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.

                                                                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                                                   -----------  -----------  -----------  -----------
Small Cap Value Equity Portfolio
  Class A........................................................   $      10    $      32    $      55    $     122
  Class B........................................................          13           40           69          151
Value Equity Portfolio
  Class A........................................................           7           22           39           87
  Class B........................................................          10           30           53          117
Balanced Portfolio
  Class A........................................................           7           22           39           87
  Class B........................................................          10           30           53          117

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse any Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state laws.

                              FINANCIAL HIGHLIGHTS

    The following tables provide financial highlights for the Class A shares for each of the Portfolios for the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30. 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Subsequent to October 31, 1992 (the Fund's prior fiscal year end) the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                        SMALL CAP VALUE EQUITY PORTFOLIO

                                     DECEMBER 17, 1992* TO     YEAR ENDED      YEAR ENDED   SIX MONTHS ENDED
                                              DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      JUNE 30, 1995
                                                      1992           1993            1994        (UNAUDITED)
                                     ---------------------  -------------   -------------   ----------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................                 $10.00         $10.14          $11.10             $10.80
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)........                   0.01           0.24            0.28               0.15
  Net Realized and Unrealized
   Gain/(Loss) on Investments......                   0.13           0.90           (0.01)              1.03
    Total from Investment
     Operations....................                   0.14           1.14            0.27               1.18
DISTRIBUTIONS
  Net Investment Income............                     --          (0.18)          (0.27)             (0.14)
  Net Realized Gain................                     --             --           (0.30)             (0.33)
    Total Distributions............                     --          (.018)          (0.57)             (0.47)
NET ASSET VALUE, END OF PERIOD.....                 $10.14         $11.10          $10.80             $11.51
TOTAL RETURN.......................                   1.40%         11.33%           2.53%             11.44%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands).......................                 $5,974        $26,775         $40,033            $48,812
Ratio of Expenses to Average Net
 Assets (1)(2).....................                   1.00%**          1.00%          1.00%             1.00%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2).........                   1.64%**          2.56%          2.67%             2.82%**
Portfolio Turnover Rate............                      0%            29%             22%                17%

------------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment
       income............................                   $0.13           $0.06           $0.03               $0.01
    Ratios before expense limitation:
      Expenses to Average Net Assets.....                   23.14%**          1.68%          1.26%               1.27%**
      Net Investment Income (Loss) to
       Average
         Net Assets......................                  (20.50)%**          1.88%          2.41%              2.55%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.85% of the average daily net assets of the Small Cap Value Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/ or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the period ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $38,000, $123,000, $94,000 and $58,000, respectively, for the Small Cap Value Equity Portfolio.

 * Commencement of Operations.

** Annualized.

                             VALUE EQUITY PORTFOLIO

                           JANUARY 31, 1990*   YEAR ENDED   YEAR ENDED  TWO MONTHS ENDED    YEAR ENDED    YEAR ENDED
                              TO OCTOBER 31,  OCTOBER 31,  OCTOBER 31,      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                        1990         1991         1992              1992          1993          1994
                           -----------------  -----------  -----------  ----------------  ------------  ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....             $10.00        $8.59       $10.24            $10.71        $11.31        $12.63
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................               0.37         0.46         0.38              0.08          0.37          0.40
  Net Realized and
   Unrealized Gain/
   (Loss) on
   investments...........              (1.45)        1.67         0.48              0.52          1.31         (0.55)
    Total from Investment
     Operations..........              (1.08)        2.13         0.86              0.60          1.68         (0.15)
DISTRIBUTIONS
  Net Investment
   Income................              (0.33)       (0.48)       (0.39)               --         (0.36)        (0.40)
  Net Realized Gain......                 --           --           --                --            --         (0.58)
    Total
     Distributions.......              (0.33)       (0.48)       (0.39)               --         (0.36)        (0.98)
NET ASSET VALUE, END OF
 PERIOD..................              $8.59       $10.24       $10.71            $11.31        $12.63        $11.50
TOTAL RETURN.............             (11.05)%       25.34%        8.51%             5.60%        15.14%        (1.29)%
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............            $18,178      $16,304      $25,013           $27,541       $54,598       $73,406
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................               0.70%**        0.70%        0.70%             0.70%**         0.70%         0.70%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........               5.46%**        4.57%        3.72%             4.41%**         3.23%         3.37%
Portfolio Turnover
 Rate....................                 70%          90%          56%                9%           51%           33%

                            SIX MONTHS ENDED
                               JUNE 30, 1995
                                 (UNAUDITED)
                           -----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....             $11.50
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................               0.18
  Net Realized and
   Unrealized Gain/
   (Loss) on
   investments...........               1.95
    Total from Investment
     Operations..........               2.13
DISTRIBUTIONS
  Net Investment
   Income................              (0.19)
  Net Realized Gain......              (0.38)
    Total
     Distributions.......              (0.57)
NET ASSET VALUE, END OF
 PERIOD..................             $13.06
TOTAL RETURN.............              19.41%
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............           $108,080
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................               0.70%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........               3.18%**
Portfolio Turnover
 Rate....................                 18%

------------------

(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net
        investment income.....        $0.01         $0.02         $0.01         $0.01         $0.03         $0.01         $0.01
    Ratios before expense limitation:
     Expenses to Average Net
        Assets................         0.88%**       0.87%         0.84%         1.20%**       0.95%         0.80%         0.82%**
     Net Investment Income to
        Average Net Assets....         5.28%**       4.40%         3.58%         3.91%**       2.98%         3.27%         3.06%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.50% of the average daily net assets of the Value Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.70% of the average daily net assets of the Class A shares and 0.95% of the average daily net assets of the Class B shares. In the period ended October 31, 1990, the years ended October 31, 1991 and 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/ or reimbursed expenses totalling $26,000, $25,000, $27,000, $24,000, $106,000,
    $73,000 and $52,000, respectively, for the Value Equity Portfolio.

 * Commencement of Operations.

** Annualized.

                               BALANCED PORTFOLIO

                           FEBRUARY 20, 1990*   YEAR ENDED   YEAR ENDED   TWO MONTHS ENDED    YEAR ENDED    YEAR ENDED
                               TO OCTOBER 31,  OCTOBER 31,  OCTOBER 31,       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         1990         1991         1992               1992          1993          1994
                           ------------------  -----------  -----------  -----------------  ------------  ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....              $10.00        $9.62       $10.61             $11.00        $11.31        $11.13
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................                0.40         0.59         0.58               0.10          0.44          0.42
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........               (0.46)        1.03         0.42               0.21          0.79         (0.64)
    Total from Investment
     Operations..........               (0.06)        1.62         1.00               0.31          1.23         (0.22)
DISTRIBUTIONS
                                        (0.32)       (0.63)       (0.58)                --         (0.41)        (0.49)
  Net Investment
   Income................
  In Excess of Net
   Investment Income.....                  --           --           --                 --         (0.08)           --
  Net Realized Gain......                  --           --        (0.03)                --         (0.06)        (1.46)
  In Excess of Net
   Realized Gain.........                  --           --           --                 --         (0.86)           --
    Total
     Distributions.......               (0.32)       (0.63)       (0.61)                --         (1.41)        (1.95)
NET ASSET VALUE, END OF
 PERIOD..................               $9.62       $10.61       $11.00             $11.31        $11.13         $8.96
TOTAL RETURN.............               (0.63)%       17.31%        9.57%              2.82%        12.09%        (2.32)%
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............             $37,444      $51,334      $40,332            $39,984       $29,684       $18,492
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................                0.70%**        0.70%        0.70%              0.70%**         0.70%         0.70%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........                6.81%**        5.99%        5.21%              5.29%**         3.88%         4.13%
Portfolio Turnover
 Rate....................                  19%          67%          40%                 4%          136%           44%

                           SIX MONTHS ENDED
                              JUNE 30, 1995
                                (UNAUDITED)
                           ----------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....             $8.96
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)...................              0.19
  Net Realized and
   Unrealized Gain (Loss)
   on Investments........              1.03
    Total from Investment
     Operations..........              1.22
DISTRIBUTIONS
                                      (0.19)
  Net Investment
   Income................
  In Excess of Net
   Investment Income.....                --
  Net Realized Gain......             (0.26)
  In Excess of Net
   Realized Gain.........                --
    Total
     Distributions.......             (0.45)
NET ASSET VALUE, END OF
 PERIOD..................             $9.73
TOTAL RETURN.............             14.25%
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............           $21,313
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................              0.70%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........              4.23%**
Portfolio Turnover
 Rate....................                14%**

------------------

(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net
        investment income.....        $0.01         $0.01         $0.01         $0.01         $0.04         $0.03         $0.02
    Ratios before expense limitation:
     Expenses to Average Net
        Assets................         0.90%**       0.78%         0.79%         1.00%**       1.02%         0.95%         1.12%**
     Net Investment Income to
        Average Net Assets....         6.61%**       5.91%         5.12%         4.99%**       3.56%         3.88%         3.81%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.50% of the average daily net assets of the Balanced Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.70% of the average daily net assets of the Class A shares and 0.95% of the average daily net assets of the Class B shares. In the period ended October 31, 1990, the years ended October 31, 1991 and 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/ or reimbursed expenses totalling $38,000, $39,000, $40,000, $20,000, $115,000,
    $60,000 and $43,000, respectively, for the Balanced Portfolio.

 * Commencement of Operations.

** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio, offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios (the "Single Class Portfolios"), also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized corporations.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The  ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term   capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The   ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including United States issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-United States issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-United States issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    US EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing  in  growth-oriented  equity  securities  of  medium  and   large
     capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    FIXED INCOME:

    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with the preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its Portfolios. See "Management of the Fund -- Investment Adviser" and "-- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of each of the Portfolios entail certain risks and considerations of which an investor should be aware. Each Portfolio may invest in securities of foreign issuers and forward foreign currency exchange contracts, which are subject to certain risks not typically associated with U.S. securities. Because the Small Cap Value Equity Portfolio seeks high long-term total return by investing primarily in small-to medium sized corporations which are more vulnerable to financial risks and other risks than larger corporations, investments may involve a higher degree of risk and price volatility than investments in the general equity markets. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, each Portfolio may invest in repurchase agreements, lend its portfolio securities and purchase securities on a when-issued basis or delayed delivery basis and invest in forward foreign currency exchange contracts to hedge currency risk associated with investments in non-U.S. dollar-denominated securities. The Portfolios may also invest indirectly in securities through sponsored or unsponsored American Depositary Receipts. Each Portfolio may invest in short-term or medium-term debt securities or hold cash or cash equivalents for temporary defensive purposes. The Portfolios may also invest in stock options, stock futures contracts and options on stock futures contracts. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE SMALL CAP VALUE EQUITY PORTFOLIO

    The investment objective of the Small Cap Value Equity Portfolio is to provide high total return by investing in equity securities of small- to medium-sized corporations that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. The Portfolio invests primarily in corporations domiciled in the U.S. with equity market capitalizations that range generally from $70 million up to $1 billion, but may from time to time invest in similar size foreign corporations. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities of corporations whose equity market capitalization is up to $1 billion. The Portfolio may invest up to 35% of the value of its total assets in equity securities of corporations which are generally smaller than the 500 largest corporations in the United States. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and similar equity interests, such as trusts or partnership interests. These investments may or may not carry voting rights.

    The Adviser invests with the philosophy that a diversified portfolio of undervalued, small- to medium-sized companies will provide high total return in the long run.

    Companies considered attractive will have the following characteristics:

       1. The market prices of the stocks will be undervalued relative to the normal earning power of the companies;

       2. Stock prices will be low relative to the intrinsic value of the companies' assets;

       3. Stocks will most often have yields distinctly above the average of companies with similar capitalizations; and

       4. Stocks will be of high quality, in the Adviser's judgment, as evaluated by the companies' balance sheets, income statements, franchises and product competitiveness.

    The thrust of this approach is to seek investments in stocks for which investor enthusiasm is currently low, as reflected in their valuation, but which have the financial and fundamental features, which, according to the Adviser's assessment, will allow the stocks to achieve a higher valuation. Value is achieved and exposure is reduced for the Portfolio when the investment community's perceptions improve and the stocks approach what the Adviser believes is fair valuation.

    The Adviser takes a long-term approach by placing a strong emphasis on its ability to identify attractive values. The Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. However, the Adviser may take advantage of short-term opportunities that are consistent with its objective of high total return. The Portfolio will maintain diversity among industries and does not expect to invest more than 25% of its total assets in the stocks of issuers in any one industry.

    The   Portfolio  invests  primarily  in  small-  to  medium-sized  companies domiciled in the U.S. The portfolio may, on occasion, invest in equity securities of foreign issuers that trade on a United States exchange or over-the-counter in the form of American Depositary Receipts or common stocks. See "Additional Investment Information."

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE VALUE EQUITY PORTFOLIO

    The investment objective of the Value Equity Portfolio is to achieve high total return (i.e., long-term growth of capital and high current income) by investing in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase. It seeks superior market cycle total returns, with an emphasis on strong relative performance in falling markets. The Portfolio invests primarily in equity securities of large capitalization companies mainly domiciled in the United States. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities.

    The Adviser invests with the philosophy that a diversified portfolio of undervalued equity securities will outperform the market over the long term, as well as preserve principal in difficult market environments. Companies considered attractive will have the following characteristics: 1) stocks most often will have distinctly above average dividend yields, 2) the market prices of the stocks will be undervalued relative to the normal earning power of the company, 3) many stocks will sell at close to or below the replacement value of their assets and 4) most stocks' market prices will have underperformed the general market due to a lower level of investor expectations regarding the company outlook. The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in their valuations. Exposure is reduced when the investment community's perceptions improve and the company approaches fair valuation.

    The Adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and does not try to determine short-term changes in the general market level. The Portfolio will maintain diversity among industries by not investing more than 25% of its total assets in equity securities of issuers in any one industry. The Portfolio may invest up to 25% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts. See "Additional Investment Information."

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE BALANCED PORTFOLIO

    The investment objective of the Balanced Portfolio is to achieve high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities. The Portfolio seeks strong total returns in all market conditions, with a special emphasis on minimizing interim declines during falling equity markets. It primarily invests in large capitalization equity securities, intermediate-maturity bonds and cash equivalents.

    The Adviser uses a valuation-driven balanced portfolio philosophy which combines separate equity, fixed income and asset allocation strategies. The equity investment approach is the same one used for the Value Equity Portfolio. This produces a portfolio of stocks with low price-to-earnings and price-to-book ratios and high dividend yields. The fixed income strategy values bonds using historical yield differentials. Short and intermediate government, corporate and mortgage bonds are used exclusively to implement the Portfolio's fixed income strategy. The asset allocation strategy shifts the stock/bond/cash equivalent mix relative to calculated risk and return levels. All three strategies use historical capital market behavior to reach conclusions.

    The Portfolio will typically maintain between 35% and 65% of its total assets invested in equity securities, depending upon the Adviser's assessment of market conditions. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. In overvalued equity markets, the common stock exposure will be at the low end of this range. It is expected that equity exposure will average approximately 55% over time.

    Fixed income securities in which the Portfolio may invest include U.S. Government securities, mortgage-backed securities, corporate bonds, bank obligations and other short-term money market instruments. The average maturity of the fixed income securities in the Portfolio will, under normal circumstances, be approximately five years, although this will vary with changing market conditions. Up to 25% of the Portfolio's total assets may be invested in the securities of foreign issuers. See "Additional Investment Information."

                       ADDITIONAL INVESTMENT INFORMATION

    DEPOSITARY RECEIPTS. Each portfolio is permitted to invest indirectly in securities of foreign companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. For purposes of each Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FOREIGN INVESTMENT. Each Portfolio may invest in securities of foreign issuers. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. It is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

    Such investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of each Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells non-U.S. dollar denominated securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by a Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to a Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. Securities lending entails certain risks of delay in recovery or loss of rights in collateral in the event of the insolvency of the borrower. For more detailed information about securities lending see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objective to the extent practical. Each Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the United States Government and its agencies and instrumentalities; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. Each Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    STOCK OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In order to remain fully invested, and to reduce transaction costs, each Portfolio may utilize appropriate stock futures contracts and options to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in stocks directly, it is expected that the use of index futures and options to facilitate cash flows may reduce a Portfolio's overall transaction costs. The Portfolios will engage in futures and options transactions only for hedging purposes.

    Each Portfolio may enter into futures contracts provided that not more than 5% of the Portfolio's total assets are required as deposit to secure obligations under such contracts.

    The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions traded on national exchanges and for which there appears to be a liquid secondary market. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable a Portfolio may reduce its holdings in equity and other securities, for temporary defensive purposes, and the Portfolio may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-
term  and medium-term debt securities in which a Portfolio may invest consist of
(a) obligations of the U.S. or foreign country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or foreign country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of U.S. and foreign country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal.

    WHEN-ISSUED  AND DELAYED DELIVERY  SECURITIES.  Each  Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments and delayed delivery commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a diversified investment company, each Portfolio is subject to the following limitations: (a) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each Portfolio. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of any Portfolio to exceed the respective percentage of average daily net assets set forth in the table below.

                                                       MAXIMUM TOTAL OPERATING
                                                               EXPENSES
                                                          AFTER FEE WAIVERS
                                                      --------------------------
PORTFOLIO                            MANAGEMENT FEE     CLASS A       CLASS B
-----------------------------------  ---------------  ------------  ------------
Small Cap Value Equity Portfolio...         0.85%           1.00%         1.25%
Value Equity Portfolio.............         0.50%           0.70%         0.95%
Balanced Portfolio.................         0.50%           0.70%         0.95%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

PORTFOLIO MANAGERS
    Michael A. Crowe, Stephen C. Sexauer and Alford E. Zick, Jr. have primary responsibility for managing the Balanced Portfolio and the Value Equity Portfolio; Mr. Crowe has had such responsibility since September, 1992 and Mr. Sexauer and Mr. Zick have had such responsibility since the Portfolios' inception in February and January, 1990, respectively. Michael A. Crowe and Christian K. Stadlinger have had primary responsibility for managing the Small Cap Value Equity Portfolio and have had such responsibility since its inception in December, 1992.

    MICHAEL A. CROWE.  Mr.  Crowe is a Managing  Director of Morgan Stanley  and
Chief Operating Officer of the Adviser's Chicago office, with overall responsibility for the Adviser's U.S. large-capitalization value equity, U.S. small-capitalization value equity, and value balanced products. His equity research responsibilities include the energy, bank, and financial diversified sectors. Previously, he had been Worldwide Director of Marketing for the Adviser; prior to that, he was a Portfolio Manager and Senior Business Development Officer of the Adviser's Chicago office. Before joining Morgan Stanley in 1986, Mr. Crowe was senior vice president and midwestern regional manager for Callan Associates, a large, privately-held investment management consulting firm. At Callan, he served as the consultant to some of the major public and private pension plans in the U.S. Prior to his tenure at Callan, Mr. Crowe was a vice president of Continental Illinois National Bank and a member of the trust investment committee, which set overall investment policy for the trust department. Mr. Crowe began his financial services career with Kidder Peabody & Co. and Blyth Eastman Dillon. He received his B.A. and his M.B.A. from Western Michigan University.

    STEPHEN C. SEXAUER. Mr. Sexauer is a Principal of Morgan Stanley and is a member of the investment management team of the Adviser's Chicago affiliate as well as Vice President of the Adviser. In addition to portfolio management, his equity research responsibilities include aerospace, industrials, capital goods, transportation, and diversified financial companies. Mr. Sexauer joined the firm in July 1989 after three years as a Vice President at Salomon Brothers. Previously, he was with Merrill Lynch Economics and Wharton Econometrics. Mr. Sexauer received a B.S. in Economics from the University of Illinois and an M.B.A. in Economics and Statistics from the University of Chicago.

    CHRISTIAN K. STADLINGER. Mr. Stadlinger is a Vice President of the Adviser and manages the small-cap value equity product of the Adviser's Chicago affiliate. He became a member of the Adviser's Chicago large cap value portfolio management team, specializing in quantitative and fundamental research, upon completion of his doctoral dissertation at Northwestern University in April 1989. Mr. Stadlinger was the catalyst in the development of the Adviser's small-cap value product, and he continues to research and develop structured valuation techniques in the area of small cap investing. Mr. Stadlinger has a degree in Computer Science and Economics from the University of Vienna, a Ph.D. in Economics from Northwestern University, and is a Certified Financial Analyst.

    ALFORD E. ZICK, JR. Mr. Zick is a Principal of Morgan Stanley and is a member of the investment management team of the Adviser's Chicago affiliate. In addition to portfolio management, his equity research responsibilities include consumer staples, retail and insurance companies. He became a member of the Adviser's Chicago investment management team in August 1989, after an extensive career in asset management with Chicago Pacific Corporation, Staley Continental, Inc., and A.E. STALEY Manufacturing Company. Mr. Zick has a degree in accounting from the University of Illinois.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which, on an annual basis equals, 0.15% of the average daily net assets of each Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    Each Portfolio currently offers only the classes of shares offered by this Prospectus. Each Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the average daily net assets of the Class B shares of each Portfolio on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    Each Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolios. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 minimum for Class B shares. Managed Accounts may purchase Class A shares without being subject to a minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a
Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio, with certain exceptions for Morgan Stanley employees and select customers)
  payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]," to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

  Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the relevant Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

      Chase Manhattan Bank, N.A.
     One Chase Manhattan Plaza
     New York, NY 10081-1000
     ABA #021000021
     DDA #910-2-733293
     Attn: Morgan Stanley Institutional Fund, Inc.
     Ref: (Portfolio name, your account number, your account name) Please call the Fund at 1-800-548-7786 prior to wiring funds.

  C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolios which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 for each Portfolio, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to help to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free 1-800-548-7786) prior to sending the wire. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of each portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolios will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors  may  also invest  in the  Fund by  purchasing shares  through the
Distributor.  See  "Purchase   of  Shares"  in   the  Statement  of   Additional
Information.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of each Portfolio and each Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or

Class B shares of each Portfolio at the next determined net asset value of shares to their applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset values per share of each of the Portfolios is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of each Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    Each Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any  required   signature   guarantees   (see   "Further   Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund, Inc.'s representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier, and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through overnight courier must be sent to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108. The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the name of the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed under this procedure within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in each Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See
"Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social
Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such a class, less any liabilities attributable to such a class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not exceeding of the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted securities and unlisted foreign securities) and those securities the prices for which it is inappropriate to determined in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. Each Portfolio expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the 70%
dividends-received deduction for corporate shareholders to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carry-forwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Fund's Portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by a Portfolio may also be appropriate for other clients served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the portfolios and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act") have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates be consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although none of the Portfolios intend to invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. For each Portfolio, it is anticipated that, under normal circumstances, the annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolios' historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect

100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The transfer agent of the Fund will send to its shareholders annual and semiannual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data are also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC.
   SMALL CAP VALUE EQUITY, VALUE EQUITY AND BALANCED PORTFOLIOS
   P.O. Box 2798, Boston, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name
-----------------------------------------------------------------------------------------------------------------------------------
      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct Taxpayer Identification
      If the account is in more than  this is your Social Security    Number. Accounts that have a missing or incorrect Taxpayer
      one name, CIRCLE THE NAME OF    Number.                         Identification Number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gift/                                       results in an overpayment of taxes, a refund may be
      Transfer to Minors Act),       PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS               For Purchase of the following Portfolio(s):
    SECTION (Class A Shares           Small Cap Value Equity Portfolio  / / Class A Shares $          / / Class B Shares $
    minimum $500,000 for each                                                                -------                      -------
    Portfolio and Class B shares      Value Equity Portfolio            / / Class A Shares $          / / Class B Shares $
    minimum $100,000 for                                                                     -------                      --------
    each Portfolio).                  Balanced Portfolio                / / Class A Shares $          / / Class B Shares $
    Please indicate Portfolio,                                                               -------                       -------
    class and amount.
                                                                         Total Initial Investment $
                                                                                                   ------------
-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate             / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--
      manner of payment.             PORTFOLIO NAME)
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account No.
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  No.     (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)
-----------------------------------------------------------------------------------------------------------------------------------

  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
     OPTION                      additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
                                 wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at rights and/or       (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem or       and address in which my/our fund account                                       Bank ABA No.
     exchange shares by          is registered if such requests are believed
     telephone. A                to be authentic.
     SIGNATURE GUARANTEE IS      THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     REQUIRED IF BANK ACCOUNT    WILL EMPLOY REASONABLE PROCEDURES TO          Name(s) in which your Bank Account is Established
     IS NOT REGISTERED           CONFIRM THAT INSTRUCTIONS COMMUNICATED BY
     IDENTICALLY TO YOUR         TELEPHONE ARE GENUINE.  THESE PROCEDURES     ---------------------------------------------------
     FUND ACCOUNT.               INCLUDE REQUIRING THE INVESTOR TO PROVIDE                    Bank's Street Address
                                 CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     TELEPHONE REQUESTS FOR      THE TIME AN ACCOUNT IS OPENED AND PRIOR TO    ---------------------------------------------------
     REDEMPTIONS                 EFFECTING EACH TRANSACTION REQUESTED BY       City                State                       Zip
     WILL NOT BE HONORED UNLESS  TELEPHONE.  IN ADDITION, ALL TELEPHONE
     THE BOX IS CHECKED.         TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provide at right.           ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF            The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS             shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER            Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION           I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

                                 (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

              (This page has been left blank intentionally.)

              (This page has been left blank intentionally.)

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    8
Investment Objectives and Policies................   12
Additional Investment Information.................   14
Investment Limitations............................   17
Management of the Fund............................   18
Purchase of Shares................................   20
Redemption of Shares..............................   24
Shareholder Services..............................   26
Valuation of Shares...............................   27
Performance Information...........................   28
Dividends and Capital Gains Distributions.........   28
Taxes.............................................   29
Portfolio Transactions............................   30
General Information...............................   31
Account Registration Form

                             SMALL CAP VALUE EQUITY
                                   PORTFOLIO
                             VALUE EQUITY PORTFOLIO
                               BALANCED PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.

                                  Incorporated

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------
                                 ACTIVE COUNTRY
                              ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                 ---------------------------------------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Active Country Allocation Portfolio (the "Portfolio"). On January 2, 1996, the Portfolio began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).

    The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE  SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
     SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED  UPON  THE  ACCURACY  OR ADEQUACY  OF  THIS  PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Active Country Allocation Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A...............................................................................................        None
  Class B...............................................................................................        None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...............................................................................................        None
  Class B...............................................................................................        None
Deferred Sales Load
  Class A...............................................................................................        None
  Class B...............................................................................................        None
Redemption Fees
  Class A...............................................................................................        None
  Class B...............................................................................................        None
Exchange Fees
  Class A...............................................................................................        None
  Class B...............................................................................................        None

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...............................................................................................      0.28%
  Class B...............................................................................................      0.28%
12b-1 Fees
  Class A...............................................................................................       None
  Class B...............................................................................................      0.25%
Other Expenses
  Class A...............................................................................................      0.52%
  Class B...............................................................................................      0.52%
Total Operating Expenses (Net of Fee Waivers)*
  Class A...............................................................................................      0.80%
  Class B...............................................................................................      1.05%
                                                                                                          ---------
                                                                                                          ---------

--------------
* The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the management fee would be 0.65%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.17% of the average daily net assets of the Class A shares and 1.42% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio have been restated to reflect current fees. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of the Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.

                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                     -----------  -----------  -----------  -----------
Active Country Allocation Portfolio
  Class A..........................   $       8    $      26    $      44    $      99
  Class B..........................          11           33           58          128

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolio for each of the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                                                                ACTIVE COUNTRY ALLOCATION PORTFOLIO
                                          --------------------------------------------------------------------------------
                                                               TWO MONTHS    YEAR ENDED    YEAR ENDED
                                          JANUARY 17, 1992*      ENDED        DECEMBER      DECEMBER     SIX MONTHS ENDED
                                           TO OCTOBER 31,     DECEMBER 31,       31,           31,         JUNE 30, 1995
                                                1992              1992          1993          1994          (UNAUDITED)
                                          -----------------   ------------   -----------   -----------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $       10.00       $    9.37      $    9.59     $   12.21     $       11.65
                                                -------       ------------   -----------   -----------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).............           0.11            0.02           0.13          0.19              0.12
  Net Realized and Unrealized Gain/
   (Loss) on Investments................          (0.74)           0.20           2.75         (0.25)            (0.33)
                                                -------       ------------   -----------   -----------        --------
    Total from Investment Operations....          (0.63)           0.22           2.88         (0.06)            (0.21)
                                                -------       ------------   -----------   -----------        --------
DISTRIBUTIONS
  Net Investment Income.................             --              --          (0.09)        (0.14)               --
  In Excess of Net Investment Income....             --              --          (0.08)           --                --
  Net Realized Gain.....................             --              --             --         (0.36)            (0.44)
  In Excess of Net Realized Gain........             --              --          (0.09)           --                --
                                                -------       ------------   -----------   -----------        --------
    Total Distributions.................             --              --          (0.26)        (0.50)            (0.44)
                                                -------       ------------   -----------   -----------        --------
NET ASSET VALUE, END OF PERIOD..........  $        9.37       $    9.59      $   12.21     $   11.65     $       11.00
                                                -------       ------------   -----------   -----------        --------
                                                -------       ------------   -----------   -----------        --------
TOTAL RETURN............................          (6.30)%          2.35%         30.72%        (0.52)%           (1.81)%
                                                -------       ------------   -----------   -----------        --------
                                                -------       ------------   -----------   -----------        --------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...  $      47,534       $   50,234     $  150,854    $  182,977    $      154,247
Ratio of Expenses to Average Net
 Assets (1)(2)..........................           0.88%**         0.80%**        0.80%         0.80%             0.80%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............           2.32%**         1.22%**        1.29%         1.43%             1.83%**
Portfolio Turnover Rate.................             62%              2%            53%           51%               37%**

------------------

(1) Effect of voluntary expense limitation during the period:

      Per share benefit to net
        investment income...............  $        0.03       $     0.01     $     0.05    $     0.03    $         0.02
    Ratios before expense limitation:
      Expenses to Average Net Assets....           1.58%**          1.70%**        1.33%         1.00%             1.17%**
      Net Investment Income to Average
        Net Assets......................           1.62%**          0.32%**        0.76%         1.23%             1.46%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.65% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.80% of the average daily net assets of the Class A shares and 1.05% of the average daily net assets of the Class B shares. In the period ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994 and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $164,000, $72,000, $552,000, $367,000 and $306,000, respectively, for the Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. This Prospectus pertains to the Class A and Class B shares of the Active Country Allocation Portfolio.

    -
     The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in the equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of issuers throughout the world, including United States issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of non-United States issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in the equity securities of non-United States issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    US EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing  in  growth-oriented  equity  securities  of  medium  and   large
     capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including United States issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with the preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996
Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for a Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will automatically convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio will invest in securities of foreign issuers, including issuers in emerging countries, which are subject to certain risks not typically associated with domestic securities, including (1) restrictions on foreign investment and on repatriation of capital invested in foreign countries, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on foreign country securities markets or lack of a secondary trading market for such securities and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in foreign countries are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There is also generally less governmental regulation of the securities industry in foreign countries than the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. See "Investment Objective and Policies" and "Additional Investment Information." In addition, the Portfolio may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis and invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each of these investment strategies involves specific risks which are described under "Investment Objective and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Active Country Allocation Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Active Country Allocation Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

    The investment objective of the Active Country Allocation Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices. The Adviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Adviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.

    The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. With respect to the Portfolio, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portion of the Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

    Argentina
    Brazil
    India
    Indonesia
    Malaysia
    Mexico
    Portugal
    Philippines
    South Africa
    South Korea
    Thailand
    Turkey

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

    An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors and Special Considerations" for a discussion of the nature of information publicly available for non-U.S. companies.)

    By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Adviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.

    Within a particular country, investments are made through the purchase of equity securities which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International index for the given country. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. With respect to the Portfolio, equity securities include common and preferred stock, convertible securities, and rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.

    Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. See "Investment Objective and Policies" in the Statement of Additional Information.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

    FOREIGN INVESTMENT. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. See "Taxes". Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Such investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts, that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Contracts" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    OPTIONS AND FUTURES. The Portfolio may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The Portfolio will write covered put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position. The Portfolio may also purchase put or call options on its portfolio securities. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options. The Portfolio may enter into futures contracts and options on futures contracts as a hedge against fluctuations in price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may also enter into futures transactions to remain fully invested and to reduce transaction costs. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under all such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in options, futures contracts and options on futures contracts. The Portfolio may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over the counter or which are synthetic options or futures or equity swaps, and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines adopted by the Fund's Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the

Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a diversified investment company, the Portfolio is subject to the following limitations: (a) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its Portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the Active Country Allocation Portfolio an annual management fee, payable quarterly, equal to 0.65% of the average daily net assets of the Portfolio.

    The fees of the Portfolio, which involves international investments, are higher than those of most investment companies but comparable to those of investment companies with similar objectives. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Class A shares of the Portfolio and 1.05% of the average daily net assets of the Class B shares of the Portfolio.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and officer of several registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal portfolio manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is the portfolio manager of the Fund's Emerging Markets Portfolio, the Emerging Markets and Global Equity Allocation Funds of the Morgan Stanley Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). Mr. Dhar is also a director of the Morgan Stanley Emerging Markets Fund, Inc. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Vice President of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and review the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Fund.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for the Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a
"Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A Shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

INITIAL INVESTMENTS

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- Active Country Allocation Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

  Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Class(es) of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

      Chase Manhattan Bank, N.A.
      One Manhattan Plaza
      New York, NY 10081-1000
      ABA #021000021
      DDA #910-2-733293
      Attn: Morgan Stanley Institutional Fund, Inc.
      Ref: (Portfolio name, your account number, your account name)

      Please call the Fund at 1-800-548-7786 prior to wiring funds.

  C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

 Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

 Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc.-- Active Country Allocation Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any  required   signature   guarantees   (see   "Further   Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information." The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-Kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See
"Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name and account number of the Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. The Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10 under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Such dividends paid by the Portfolio will generally not qualify for the 70% dividends-received deduction for corporate shareholders. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Portfolio's shares. The Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of each portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% in normal circumstances.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC. -- ACTIVE COUNTRY ALLOCATION PORTFOLIO
          P.O. Box 2798, Boston, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name

      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct taxpayer identification
      If the account is in more than  this is your Social Security    number. Accounts that have a missing or incorrect taxpayer
      one name, CIRCLE THE NAME OF    Number.                         identification number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gifts/                                      results in an overpayment of taxes, a refund may be
      Transfers to Minors Acts),      PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS         FOR PURCHASE OF THE FOLLOWING PORTFOLIO:
    SELECTION (CLASS A SHARES
    MINIMUM $500,000 AND         Active Country Allocation Portfolio / / Class A Shares              / / Class B Shares
    CLASS B SHARES MINIMUM                                                              -------------                  ------------
    $100,000). PLEASE                                                Total Initial Investment $
    INDICATE CLASS AND                                                                         ------------------------------------
    AMOUNT.

-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate manner of  / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--ACTIVE COUNRTY ALLOCATION
      payment.                   PORTFOLIO)
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account Number
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on                                                      -
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  Number  (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)

-----------------------------------------------------------------------------------------------------------------------------------


  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
    OPTION                       additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
     OPTION                      wire redemption proceeds to the                Name of Commercial Bank     Bank Account No.
     Please select at time of    commercial bank indicated at right and/or       (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem shares   and address in which my/our fund account                                       Bank ABA No.
     by telephone.  A SIGNATURE  is registered if such requests are believed  ---------------------------------------------------
     GUARANTEE IS REQUIRED IF    to be authentic.                              Name(s) in which your Bank Account is Established
     BANK ACCOUNT IS NOT
     REGISTERED IDENTICALLY TO   THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     YOUR FUND ACCOUNT.          WILL EMPLOY REASONABLE PROCEDURES TO                         Bank's Street Address

     TELEPHONE REQUESTS FOR      CONFIRM THAT INSTRUCTIONS COMMUNICATED BY    ---------------------------------------------------
     REDEMPTIONS OR              TELEPHONE ARE GENUINE.  THESE PROCEDURES     City                State                       Zip
     EXCHANGES WILL NOT BE       INCLUDE REQUIRING THE INVESTOR TO PROVIDE
     HONORED UNLESS THE          CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     APPLICABLE BOX IS           THE TIME AN ACCOUNT IS OPENED AND PRIOR TO
     CHECKED.                    EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE.  IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provided at right.          ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF                The undersigned certify that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS                 shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER                Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION               I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   12
Investment Limitations............................   15
Management of the Fund............................   15
Purchase of Shares................................   18
Redemption of Shares..............................   21
Shareholder Services..............................   23
Valuation of Shares...............................   24
Performance Information...........................   25
Dividends and Capital Gains Distributions.........   25
Taxes.............................................   26
Portfolio Transactions............................   27
General Information...............................   28
Account Registration Form

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.

                                  Incorporated

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------
                                 GOLD PORTFOLIO

                               A PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Gold Portfolio (the "Portfolio"). On January 2, 1996, the Portfolio began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).

    The GOLD PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of foreign and domestic issuers engaged in gold-related activities.

    INVESTORS SHOULD NOTE THAT THE PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES, AND IT MAY INVEST UP TO 20% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN EXCESS OF 5% OF THE PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK, AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS
       THE SECURITIES AND  EXCHANGE COMMISSION OR  ANY STATE  SECURITIES
        COMMISSION  PASSED  UPON THE  ACCURACY  OR ADEQUACY  OF THIS
            PROSPECTUS. ANY REPRESENTATION TO THE
                              CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Gold Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A...................................................................................       None
  Class B...................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...................................................................................       None
  Class B...................................................................................       None
Deferred Sales Load
  Class A...................................................................................       None
  Class B...................................................................................       None
Redemption Fees
  Class A...................................................................................       None
  Class B...................................................................................       None
Exchange Fees
  Class A...................................................................................       None
  Class B...................................................................................       None


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...................................................................................      0.63%
  Class B...................................................................................      0.63%
12b-1 Fees
  Class A...................................................................................       None
  Class B...................................................................................      0.25%
Other Expenses
  Class A...................................................................................      0.62%
  Class B...................................................................................      0.62%
                                                                                              ---------
    Total Operating Expenses (Net of Fee Waivers)*
  Class A...................................................................................      1.25%
  Class B...................................................................................      1.50%
                                                                                              ---------
                                                                                              ---------

------------------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the management fee would be 1.00%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.63% of the average daily net assets of the Class A shares and 1.88% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio have been restated to reflect current fees. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of the Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The example is based on total operating expenses of the Portfolio after fee waivers.

                             1 YEAR       3 YEARS      5 YEARS     10 YEARS
                           -----------  -----------  -----------  -----------
GOLD PORTFOLIO
  CLASS A................   $      13    $      40    $      69    $     151
  CLASS B................          15           47           82          179

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law. If the Adviser is required to so reduce its fee or reimburse the Portfolio, the Sub-Adviser has agreed to a proportionate waiver of its fee payable from the Adviser or reimbursement of expenses.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolio for each of the periods prescribed. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolio's financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                                 GOLD PORTFOLIO

                                                                                PERIOD FROM
                                                                             FEBRUARY 1, 1994*   SIX MONTHS ENDED
                                                                                    TO             JUNE 30, 1995
                                                                             DECEMBER 31, 1994      (UNAUDITED)
                                                                            -------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD......................................       $   10.00           $    9.13
                                                                                   -------             -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)...............................................            0.03               (0.03)
  Net Realized and Unrealized Gain/(Loss) on Investments..................           (0.88)               0.68
                                                                                   -------             -------
    Total from Investment Operations......................................           (0.85)               0.65
                                                                                   -------             -------
DISTRIBUTIONS
  Net Investment Income...................................................           (0.02)              (0.01)
                                                                                   -------             -------
  Net Realized Gain.......................................................              --               (0.24)
                                                                                   -------             -------
    Total Distributions...................................................           (0.02)              (0.25)
                                                                                   -------             -------
NET ASSET VALUE, END OF PERIOD............................................       $    9.13           $    9.53
                                                                                   -------             -------
                                                                                   -------             -------
TOTAL RETURN..............................................................           (8.49)%              7.47%
                                                                                   -------             -------
                                                                                   -------             -------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).....................................       $  30,243           $  20,554
Ratio of Expenses to Average Net Assets (1)(2)............................            1.25%**             1.25%**
Ratio of Net Investment Income/(Loss) to Average Net Assets (1)(2)........            0.41%**            (0.43)%**
Portfolio Turnover Rate...................................................              56%                 10%

------------------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income...............      $    0.04           $    0.02
    Ratios before expense limitation:
      Expenses to Average Net Assets...........................           1.72 %**            1.63 %**
      Net Investment Loss to Average Net Assets................          (0.06)%**           (0.81)%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 1.00% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.25% of the average daily net assets of the Class A shares and 1.50% of the average daily net assets of the Class B shares. In the period ended December 31, 1994 and the six months ended June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totaling $55,000 and $52,425, respectively, for the Portfolio.

 * Commencement of Operations.

 ** Annualized.

                               PROSPECTUS SUMMARY
THE FUND
    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of the Gold Portfolio is as follows:

    -The GOLD PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of foreign and domestic issuers engaged in gold-related activities.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The  ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term   capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The   ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The  LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small-to-medium sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing  in  growth-oriented  equity  securities  of  medium  and   large
     capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO  seeks high long-term total return  by
     investing   in  undervalued  equity  securities  of  small-to-medium  sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of  current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. Sun Valley Gold Company (the "Sub-Adviser"), which at January 31, 1995 had approximately $150 million in assets under management, acts as sub-adviser to the Portfolio. See "Management of the Fund -- Investment Adviser and Sub-Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole descretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for a Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity causes the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of companies involved in precious metals-related industries have been volatile. In addition, prices of gold and other precious metals and minerals may fluctuate sharply over short periods of time due to various world-wide economic, financial and political factors. The Portfolio may also invest in securities of foreign issuers which are subject to certain risks not typically associated with domestic securities. See "Investment Objective and Policies." In addition, the Portfolio may invest in repurchase agreements, lend its portfolio securities and purchase securities on a when-issued basis. The Portfolio may invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar denominated securities and may purchase and sell options and enter into futures transactions and options thereon for hedging purposes. The Portfolio may invest in short-term or medium-term debt securities or hold cash or cash equivalents for temporary defensive purposes. The Portfolio may also invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including private placement securities. The Portfolio may also invest indirectly in securities through sponsored or unsponsored American Depositary Receipts. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objective and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Gold Portfolio is long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in the equity securities of foreign and domestic issuers principally engaged in gold-related activities. There can be no assurance that the Portfolio's investment objective will be achieved. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. Because the securities in which the Portfolio invests may involve risks not associated with more traditional investments, an investment in the Portfolio, by itself, should not be considered a balanced investment program.

    Under normal circumstances, the Portfolio will invest at least 70% of its total assets in equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution or trading of gold (or, to a lesser degree, silver, platinum or other precious metals or minerals) or the financing, managing, controlling or operating of companies engaged in such activities. (Such activities and the activities of such related financing, managing, controlling or operating companies are referred to herein as "gold-related" or "precious-metals-related" activities.) For these purposes, a company will be considered to be principally engaged in such activities if its derives more than 50% of its income, or devotes 50% or more of its assets, to such activities. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. The Portfolio will invest more than 25% of its total assets in securities of companies in the group of industries involved in gold-related or precious-metals-related activities, as described above, and may invest more than 25% of its total assets in one or more of the industries, such as mining, that are a part of such group of industries, as described above. Potential investors in the Portfolio should consider the possibly greater risk arising from the concentration of the Portfolio's investments in one such industry or the group of industries.

    Because most of the world's gold production is outside of the United States, the Portfolio expects that a significant portion of its assets may be invested in securities of foreign issuers. The percentage of assets invested in particular countries or regions will change from time to time in accordance with the judgment of Morgan Stanley Asset Management, Inc. (the "Adviser") and Sun Valley Gold Company (the "Sub-Adviser", and collectively with the Adviser, the "Advisers"), which may be based on, among other things, consideration of the political stability and economic outlook of these countries or regions. It is currently anticipated, however, that the Portfolio's assets will be principally invested in the equity securities of companies located in the United States, Canada and Australia, and the Portfolio's assets may be invested in equity securities of companies located in South Africa.

    The Portfolio expects to invest in foreign securities by buying the foreign securities themselves, but the Portfolio may also invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities that are convertible into securities of foreign issuers and that evidence ownership of the underlying foreign security when the Advisers believe that it is in the best interest of the Portfolio to do so. ADRs are dollar-denominated receipts that are generally issued by domestic banks or trust companies and which represent the deposit with the bank or trust company of a security of a foreign issuer. EDRs are European receipts evidencing a similar arrangement with a European bank. Generally, ADRs, in registered form, are designed for use in the U.S. securities market and EDRs, in bearer form, are designed for use in the European securities market. ADRs may be sponsored or unsponsored. The issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the United States and therefore, there may not be a correlation between such information and the market value of the ADR. In the event that ADRs or EDRs are not available for a particular security, the Portfolio may invest in that security, which may or may not be listed on a foreign securities exchange.

    The Portfolio may also invest up to 10% of its total assets in gold bullion. Bullion will only be bought from and sold to U.S. and foreign banks, regulated U.S. commodities exchanges, exchanges affiliated with a regulated U.S. stock exchange, and dealers who are members of, or affiliated with, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Investors should note that bullion offers the potential for capital appreciation or depreciation, but unlike other investments does not generate income. In bullion transactions, the Portfolio may encounter higher custody costs and other costs (including shipping and insurance) than those costs that are normally associated with ownership of securities. The Fund may attempt to minimize the costs associated with the actual custody of bullion by the use of receipts or certificates representing ownership interests in bullion. The Advisers currently intend to use the Portfolio's investments in gold bullion as a short-term investment for portfolio management purposes.

    The Portfolio may also invest up to 30% of its assets in money market instruments under normal circumstances, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practicable. Money market instruments include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. For temporary investment purposes, the Portfolio may invest up to all of its assets in such instruments.

    For hedging purposes only, the Portfolio may enter into forward foreign currency exchange transactions, covered call and put options (listed on an U.S. securities exchange or written in the over-the-counter market), futures contracts and options on futures. The Portfolio may also enter into repurchase agreements, purchase securities on a when-issued or delayed delivery basis and lend its portfolio securities. For more information on these practices, see "Additional Investment Information" below and "Investment Objectives and Policies" in the Statement of Additional Information.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations.

                       ADDITIONAL INVESTMENT INFORMATION

    DEPOSITARY RECEIPTS. The Portfolio is permitted to invest indirectly in securities of foreign companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary

Receipts. ADRs are Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool or securities issued by a foreign issuer. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FOREIGN INVESTMENT. Investment in securities of foreign issuers also involves somewhat different investment risks than those affecting U.S. investments. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. It is not expected that the Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes". Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. Current developments in South Africa have raised the threat of political instability and uncertainty concerning the impact of such instability on South Africa's economy and businesses. Accordingly, the risk of investing in securities of issuers in South Africa may be greater than the risk of investing in more stable foreign countries.

    Such investments in securities of foreign issuers are frequently denominated in foreign currencies and because the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts that provide for the purchase or sale of an amount of a specified currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells non-U.S. dollar-denominated securities, locking in the U.S. dollar value of dividends and interest on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the

Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    GOLD RELATED INVESTMENTS. The Portfolio intends to invest at least 70% of its total assets in securities of companies engaged in gold-related activities. As a result of this policy, which is a fundamental policy of the Portfolio, the Portfolio's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives. Historically, stock prices of companies involved in precious metals-related industries have been volatile. Investment related to gold and other precious metals and minerals are considered speculative and are impacted by a variety of world-wide economics, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, metal sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of certain precious metals and minerals.

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investments or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit), and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICALLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. As a result of the absence of a public trading market for these securities, they may be less liquid than publically traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. The Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration

("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 20% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Advisers, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    PRECIOUS METALS FORWARD AND FUTURES CONTRACTS. The Portfolio may enter into futures contracts on precious metals as a hedge against changes in the prices of precious metals held or intended to be acquired by the Portfolio, but not for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of a precious metal which the Portfolio intends to acquire or sales of futures contracts as an offset against the effect of anticipated declines in the price of precious metal which the Portfolio owns. The Portfolio may enter into precious metals forward contracts, which are similar to precious metals futures contracts in that they both provide for the purchase or sale of precious metals at an agreed price with delivery to take place at an agreed future time. However, unlike futures contracts, forward contracts are negotiated contracts which are primarily used in the dealer market. The Portfolio will use forward contracts for the same hedging purposes as those applicable to futures contracts, as described above. Precious metals futures and forward contract prices can be volatile and are influenced principally by changes in spot market prices, which in turn are affected by a variety of political and economic factors. While the correlation between changes in prices of futures and forward contracts and prices of the precious metals being hedged by such contracts has historically been very strong, the correlation may be imperfect at times, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected precious metals price trends. For more detailed information about precious metals forward and futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

    The Portfolio may also purchase and write covered call or put options on precious metals futures contracts. Such options would be purchased solely for hedging purposes. Call options might be purchased to hedge against an increase in the price of precious metals the Portfolio intends to acquire, and put options may be purchased to hedge against a decline in the price of precious metals owned by the Portfolio. As is the case with futures contracts, options on precious metals futures may facilitate the Portfolio's acquisition of precious metals or permit the Portfolio to defer disposition of precious metals for tax or other purposes.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    STOCK OPTIONS, STOCK FUTURES CONTRACTS AND OPTIONS ON STOCK FUTURES CONTRACTS. The Portfolio may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received, and is thereby hedged, to the extent of that amount, against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Portfolio will write put options to receive the premiums paid by purchasers (when the Advisers wish to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Portfolio may also purchase put or call options on its portfolio securities. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself from a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Portfolio may enter into futures contracts and options on futures contracts as a hedge against fluctuations in price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may also enter into futures transactions to remain fully invested and to reduce transaction costs. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under such contracts and option, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in options, futures contracts and options on futures contracts.

    The Portfolio  may  purchase and  write  call  and put  options  on  futures contracts that are traded on a U.S. exchange, and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in future contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for the purchase of a futures contract (purchase of a call option or sale of a put option) and for the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in future contracts for identical purposes to those set forth above.

    The primary risks associated with the use of option, futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio, and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolio may reduce its holdings in equity and other securities, for temporary defensive purposes, and the Portfolio may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the United States or foreign country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or foreign country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies, (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal. There is currently no rating system for debt securities in most foreign countries.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade equity securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a diversified investment company, the Gold Portfolio is subject to the following limitations: (a) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER AND SUB-ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the portfolio's investments. With respect to the Portfolio, the Adviser has delegated these responsibilities, subject to its supervision, to the Sub-Adviser. The Adviser is entitled to receive from the Portfolio an annual investment advisory fee, payable quarterly, in an amount equal to 1.00% of the average daily net assets of the Portfolio.

    Sun Valley Gold Company is sub-adviser of the Portfolio. Pursuant to a Sub-Advisory Agreement, and subject at all times to the supervision of the Adviser and the Board of Directors of the Fund, the Sub-Adviser provides investment advice and portfolio management services, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Sub-Adviser is entitled to receive from the Adviser an annual sub-advisory fee, payable quarterly, in an amount equal to 0.40% of the average daily net assets of the Portfolio.

    The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed 1.25% of its average daily net assets. The Sub-Adviser has agreed to a proportionate reduction in its fees from the Adviser if the Adviser is required to waive its fees or to reimburse the Portfolio so that the Portfolio's total operating expenses do not exceed 1.25% of its average daily net assets.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    The Sub-Adviser, with principal offices at 620 Sun Valley Road, Sun Valley, Idaho 83340, specializes in the management of gold-related investments. At January 31, 1995 the Sub-Adviser managed investments totaling approximately $150 million.

    PORTFOLIO MANAGER. Peter F. Palmedo, the President of the Sub-Adviser since its inception in January, 1992, has had primary portfolio management responsibility for the Portfolio since its inception. He has also served as President of Sun Valley Gold Trading, Inc., a registered broker-dealer, since its inception in January, 1992, and of Mad River Management since September, 1989. Prior thereto, Mr. Palmedo worked at Morgan Stanley in the institutional equity department and specialized in portfolio risk management, derivatives and the development and analysis of long-dated options, synthetic options and options embedded in securities. He received a BA in Business and Finance from Hampshire College in 1979.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interest of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares'
average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out if its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a
"Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form, and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- Gold Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The class(es) of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the Portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Chase Manhattan Plaza
    New York, NY 10081-1000
    ABA #021000021
    DDA #910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc.-Gold Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to ensure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. (Eastern Time), will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors  may  also invest  in the  Fund by  purchasing shares  through the
Distributor.  See  "Purchase   of  Shares"  in   the  Statement  of   Additional
Information.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions; (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the

Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)   Any  required   signature  guarantees   (see  "Further  Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through overnight courier must be sent to Morgan Stanley Institutional Fund, Inc., c/o Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108. The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests.
Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current portfolios, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of the portfolio involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise "total return" for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividend and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing a portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. The Portfolio expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in a portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends will generally qualify for the 70% dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. The Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    THE  TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR   GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Sub-Advisory Agreement authorizes the Sub-Adviser, subject to the supervision of the Adviser, to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Sub-Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Sub-Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Sub-Adviser, are necessary for the achievement of better execution, provided the Sub-Adviser, subject to the supervision of the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms.
However, the Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser or the Sub-Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and such other clients in a manner deemed fair and reasonable by the Sub-Adviser, subject to the supervision of the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Sub-Adviser, subject to the supervision of the Adviser, may allocate a portion of the Portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser, the Sub-Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. The Portfolio anticipates that, under normal circumstances, the annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Portfolio.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940
Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995 domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York, ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase  Global   Funds  Services   Company,   73  Tremont   Street,   Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC. -- GOLD PORTFOLIO
          P.O. Box 2798, Boston, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name

      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct taxpayer identification
      If the account is in more than  this is your Social Security    number. Accounts that have a missing or incorrect taxpayer
      one name, CIRCLE THE NAME OF    Number.                         identification number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gifts/                                      results in an overpayment of taxes, a refund may be
      Transfers to Minors Acts),      PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS         For Purchase of the following Portfolio:
    SELECTION (Class A Shares
    minimum $500,000 and         Gold Portfolio   / / Class A Shares              / / Class B Shares
    Class B shares minimum                                           -------------                  ------------
    $100,000). Please                                                Total Initial Investment $
    indicate class and                                                                         ------------------------------------
    amount.

-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate manner of  / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--GOLD PORTFOLIO
      payment.
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account Number
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on                                                      -
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  Number  (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)

-----------------------------------------------------------------------------------------------------------------------------------


  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
    OPTION                       additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
                                 wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at right and/or       (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem shares   and address in which my/our fund account                                       Bank ABA No.
     by telephone.  A SIGNATURE  is registered if such requests are believed  ---------------------------------------------------
     GUARANTEE IS REQUIRED IF    to be authentic.                              Name(s) in which your Bank Account is Established
     BANK ACCOUNT IS NOT
     REGISTERED IDENTICALLY TO   THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     YOUR FUND ACCOUNT.          WILL EMPLOY REASONABLE PROCEDURES TO                         Bank's Street Address

     TELEPHONE REQUESTS FOR      CONFIRM THAT INSTRUCTIONS COMMUNICATED BY    ---------------------------------------------------
     REDEMPTIONS                 TELEPHONE ARE GENUINE.  THESE PROCEDURES     City                State                       Zip
     WILL NOT BE                 INCLUDE REQUIRING THE INVESTOR TO PROVIDE
     HONORED UNLESS THE          CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     BOX IS                      THE TIME AN ACCOUNT IS OPENED AND PRIOR TO
     CHECKED.                    EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE.  IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provided at right.          ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF                The undersigned certify that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS                 shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER                Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION               I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    6
Investment Objective and Policies.................   10
Additional Investment Information.................   11
Investment Limitations............................   17
Management of the Fund............................   17
Purchase of Shares................................   20
Redemption of Shares..............................   23
Shareholder Services..............................   25
Valuation of Shares...............................   26
Performance Information...........................   27
Dividends and Capital Gains Distributions.........   27
Taxes.............................................   28
Portfolio Transactions............................   29
General Information...............................   30
Account Registration Form

                                 GOLD PORTFOLIO

                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Sub-Adviser
                            Sun Valley Gold Company

                                  Distributor
                              Morgan Stanley & Co.

                                  Incorporated

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
 -----------------------------------------------------------------------------
                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Global Equity, International Equity, Asian Equity, European Equity, Japanese Equity and Latin American Portfolios (the "Multiclass Portfolios") and to the Class A Shares of the International Small Cap Portfolio (collectively, the "Portfolios"). On January 2, 1996, the Multiclass Portfolios began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley customers. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).
    The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
    The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.
    The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.
    The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.
    The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.
    The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation through investment in equity securities of Japanese issuers.
    The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and in debt securities issued or guaranteed by Latin American governments or governmental entities.
    INVESTORS SHOULD NOTE THAT EACH PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES, AND THE INTERNATIONAL SMALL CAP AND LATIN AMERICAN PORTFOLIOS MAY INVEST UP TO 25% OF THEIR RESPECTIVE TOTAL ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.
    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
 AND  EXCHANGE COMMISSION OR ANY STATE  SECURITIES COMMISSION PASSED UPON THE
   ACCURACY OR ADEQUACY OF       THIS PROSPECTUS. ANY REPRESENTATION TO  THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of each Portfolio listed below will incur.

                                          GLOBAL EQUITY  INTERNATIONAL EQUITY  INTERNATIONAL SMALL   ASIAN EQUITY
SHAREHOLDER TRANSACTION EXPENSES            PORTFOLIO         PORTFOLIO           CAP PORTFOLIO       PORTFOLIO
----------------------------------------  -------------  --------------------  -------------------   ------------
Maximum Sales Load Imposed on Purchases
  Class A...............................      None               None                  None*             None
  Class B...............................      None               None                   N/A              None
Maximum Sales Load Imposed on Reinvested
 Dividends
  Class A...............................      None               None                  None              None
  Class B...............................      None               None                   N/A              None
Deferred Sales Load
  Class A...............................      None               None                  None              None
  Class B...............................      None               None                   N/A              None
Redemption Fees
  Class A...............................      None               None                 1.00%*             None
  Class B...............................      None               None                   N/A              None
Exchange Fees
  Class A...............................      None               None                  None              None
  Class B...............................      None               None                   N/A              None


                                            EUROPEAN
                                             EQUITY        JAPANESE EQUITY       LATIN AMERICAN
SHAREHOLDER TRANSACTION EXPENSES            PORTFOLIO         PORTFOLIO             PORTFOLIO
----------------------------------------  -------------  --------------------  -------------------
Maximum Sales Load Imposed on Purchases
  Class A...............................      None               None                  None
  Class B...............................      None               None                  None
Maximum Sales Load Imposed on Reinvested
 Dividends
  Class A...............................      None               None                  None
  Class B...............................      None               None                  None
Deferred Sales Load
  Class A...............................      None               None                  None
  Class B...............................      None               None                  None
Redemption Fees
  Class A...............................      None               None                  None
  Class B...............................      None               None                  None
Exchange Fees
  Class A...............................      None               None                  None
  Class B...............................      None               None                  None

--------------
 * Shareholders of the International Small Cap Portfolio are charged a 1.00% transaction fee, which is payable directly to the International Small Cap Portfolio, in connection with each purchase and redemption of shares of the Portfolio. The transaction fee is intended to allocate transaction costs associated with purchases and redemptions of shares of the Portfolio to investors actually making such purchases and redemptions rather than to the Portfolio's other shareholders. The 1.00% fee represents the Adviser's estimate of such transaction costs, which include the costs of acquiring and disposing of Portfolio securities. The transaction fee is not a sales charge or load, and is retained by the Portfolio. The fee does not apply to Portfolios of the Fund other than the International Small Cap Portfolio and is not charged in connection with the reinvestment of dividends or capital gain distributions. The fee will not be charged with respect to purchases and redemptions that do not result in actual transaction costs to the Portfolio. Examples of such transactions include offsetting purchases and redemptions by different shareholders occurring at the same time and in-kind purchases and redemptions.

                                          GLOBAL EQUITY   INTERNATIONAL EQUITY   INTERNATIONAL SMALL   ASIAN EQUITY
ANNUAL FUND OPERATING EXPENSES              PORTFOLIO          PORTFOLIO            CAP PORTFOLIO       PORTFOLIO
----------------------------------------  -------------   --------------------   -------------------   ------------
          (AS A PERCENTAGE OF
          AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A...............................      0.63%              0.77%                  0.85%             0.63%
  Class B...............................      0.63%              0.77%                    N/A             0.63%
12b-1 Fees
  Class A...............................       None               None                   None              None
  Class B...............................      0.25%              0.25%                    N/A             0.25%
Other Expenses
  Class A...............................      0.37%              0.23%                  0.30%             0.37%
  Class B...............................      0.37%              0.23%                    N/A             0.37%
                                             ------             ------                 ------            ------
Total Operating Expenses (Net of Fee
 Waivers)*
  Class A...............................      1.00%              1.00%                  1.15%             1.00%
  Class B...............................      1.25%              1.25%                    N/A             1.25%
                                             ------             ------                 ------            ------
                                             ------             ------                 ------            ------


                                            EUROPEAN
                                             EQUITY         JAPANESE EQUITY        LATIN AMERICAN
ANNUAL FUND OPERATING EXPENSES              PORTFOLIO          PORTFOLIO              PORTFOLIO
----------------------------------------  -------------   --------------------   -------------------
          (AS A PERCENTAGE OF
          AVERAGE NET ASSETS)
Management Fee
 (Net of Fee Waivers)*
  Class A...............................      0.48%              0.47%                  0.00%
  Class B...............................      0.48%              0.47%                  0.00%
12b-1 Fees
  Class A...............................       None               None                   None
  Class B...............................      0.25%              0.25%                  0.25%
Other Expenses
  Class A...............................      0.52%              0.53%                  1.70%
  Class B...............................      0.52%              0.53%                  1.70%
                                             ------             ------                 ------
Total Operating Expenses (Net of Fee
 Waivers)
  Class A...............................      1.00%              1.00%                  1.70%
  Class B...............................      1.25%              1.25%                  1.95%
                                             ------             ------                 ------
                                             ------             ------                 ------

--------------
 * The Adviser has agreed to waive its management fees and/or reimburse each Portfolio, if necessary, if such fees would cause any of the total annual operating expenses of the Portfolios to exceed a specified percentage of their respective average daily net assets. Set forth below, for each Portfolio as applicable, are the management fees, and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares of the Portfolios and Class B Shares of the Multiclass Portfolios, respectively.

                                                                              TOTAL OPERATING EXPENSES
                                                                                 ABSENT FEE WAIVERS
                                                         MANAGEMENT FEES     --------------------------
PORTFOLIO                                              ABSENT FEE WAIVERS      CLASS A       CLASS B
----------------------------------------------------  ---------------------  ------------  ------------
Global Equity.......................................            0.80%              1.17%         1.42%
International Equity................................            0.80%              1.03%         1.28%
International Small Cap.............................            0.95%              1.25%          N/A
Asian Equity........................................            0.80%              1.16%         1.41%
European Equity.....................................            0.80%              OP1.32%         1.57%
Japanese Equity.....................................            0.80%              1.33%         1.58%
Latin American......................................            1.10%              3.10%         3.35%

** "Other Expenses" for the Latin American  Portfolio inlcudes an annual fee  of
   0.125% of the Portfolios' average weekly net assets paid to local administrators required under Brazilian and Chilean law. See "Local Administrators for the Latin American Portfolio"

------------------
+   Estimated.

    These reductions became effective as of the inception of each Portfolio, except with respect to the International Equity Portfolio, as to which the effective date was February 15, 1990. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for the International Equity Portfolio are based on actual figures for the fiscal year ended December 31, 1994. The Class A expenses and fees for the Latin American Portfolio are estimated using actual figures for the period ended June 30, 1995. The Class A expenses and fees for each of the other Portfolios have been restated to reflect current fees. The Class B expenses and fees for the Multiclass Portfolios are based on estimates assuming that the average daily net assets of the Class B shares of each Multiclass Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization or organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% rate of return and (2) redemption at the end of each time period. As noted above, the only fee charged by the

Fund upon purchase or redemption of Fund shares is the 1% transaction fee assessed on purchases and redemptions of shares of the International Small Cap Portfolio, which charges are reflected in this example. The example is based on total operating expenses of the Portfolios after fee waivers.

                                                                             1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                                                             ------   --------   --------   --------
Global Equity Portfolio
  Class A..................................................................   $10       $32        $55        $122
  Class B..................................................................    13        40         69         151
International Equity Portfolio
  Class A..................................................................    10        32         55         122
  Class B..................................................................    13        40         69         151
International Small Cap Portfolio
  Class A..................................................................    32        58         85         164
Asian Equity Portfolio
  Class A..................................................................    10        32         55         122
  Class B..................................................................    13        40         69         151
European Equity Portfolio
  Class A..................................................................    10        32         55         122
  Class B..................................................................    13        40         69         151
Japanese Equity Portfolio
  Class A..................................................................    10        32         55         122
  Class B..................................................................    13        40         69         151
Latin American Portfolio
  Class A..................................................................    17        54          *           *
  Class B..................................................................    20        61          *           *

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
------------------
* Because the Latin American Portfolio has recently become operational, the Fund has not projected expenses beyond the 3-year period shown.

    The Fund intends to continue to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse any Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolios for each of the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolios financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse, LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Subsequent to October 31, 1992 (the Fund's prior fiscal year end) the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                            GLOBAL EQUITY PORTFOLIO

                                                           TWO MONTHS                                   SIX MONTHS
                                                             ENDED        YEAR ENDED     YEAR ENDED     ENDED JUNE
                                     JULY 15, 1992* TO    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     30, 1995
                                      OCTOBER 31, 1992        1992           1993           1994       (UNAUDITED)
                                     ------------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................       $ 10.00           $  9.35        $  9.75        $ 13.87        $ 13.40
                                          -------         ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(2).....          0.02              0.01           0.08           0.08           0.13
  Net Realized and Unrealized
   Gain/(Loss) on Investments......         (0.67)             0.39           4.18           0.79           1.47
                                          -------         ------------   ------------   ------------   ------------
Total from Investment Operations...         (0.65)             0.40           4.26           0.87           1.60
                                          -------         ------------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income............            --                --          (0.02)         (0.12)         (0.06)
  In Excess of Net Investment
   Income..........................            --                --          (0.03)            --             --
  Net Realized Gain................            --                --          (0.09)         (1.22)         (0.19)
                                          -------         ------------   ------------   ------------   ------------
Total Distributions................            --                --          (0.14)         (1.34)         (0.25)
                                          -------         ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD.....       $  9.35           $  9.75        $ 13.87        $ 13.40        $ 14.75
                                          -------         ------------   ------------   ------------   ------------
                                          -------         ------------   ------------   ------------   ------------
TOTAL RETURN.......................         (6.50)%            4.28%         44.24%          6.95%         12.11%
                                          -------         ------------   ------------   ------------   ------------
                                          -------         ------------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands).......................       $11,257           $11,739        $19,918        $78,935        $81,685
Ratio of Expenses to Average Net
 Assets (1)(2).....................          1.00%**           1.00%**        1.00%          1.00%          1.00%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2).........          1.00%**           0.69%**        0.84%          0.87%          1.68%**
Portfolio Turnover Rate............            10%                5%            42%            12%            19%

--------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net
       investment income...........  $        0.08        $    0.02      $    0.01      $    0.02      $  0.01
     Ratios before expense limitation:
       Expenses to Average Net
       Assets......................          5.22%**           2.49%**        1.66%          1.24%          1.18%**
       Net Investment Income (Loss)
       to Average Net Assets.......         (3.22)%**         (0.80)%**       0.18%          0.63%          1.50%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Global Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the fiscal period ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994 and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expense totalling $97,000, $28,000, $101,000, $126,000 and $71,584, respectively, for the Global Equity Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                         INTERNATIONAL EQUITY PORTFOLIO

                                                                                        TWO MONTHS
                           AUGUST 4, 1989*   YEAR ENDED    YEAR ENDED    YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
                           TO OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                1989            1990          1991          1992           1992           1993           1994
                           ---------------   -----------   -----------   -----------   ------------   ------------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....     $  10.00        $   9.72      $  10.05      $  10.52       $   9.83       $  9.98       $    14.09
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)(2)................         0.05            0.19          0.12          0.12           0.01          0.15             0.16
  Net Realized and
   Unrealized Gain/(Loss)
   on Investments........        (0.33)           0.20          0.58         (0.59)          0.14          4.36             1.54
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
Total from Investment
 Operations..............        (0.28)           0.39          0.70         (0.47)          0.15          4.51             1.70
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income..           --           (0.06)        (0.15)        (0.17)            --         (0.01)           (0.18)
  In Excess of Net
   Investment Income.....           --              --            --            --             --         (0.13)              --
  Net Realized Gain......           --              --         (0.08)        (0.05)            --         (0.26)           (0.27)
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
Total Distributions......           --           (0.06)        (0.23)        (0.22)            --         (0.40)           (0.45)
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
NET ASSET VALUE, END OF
 PERIOD..................     $   9.72        $  10.05      $  10.52      $   9.83       $   9.98       $ 14.09       $    15.34
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
TOTAL RETURN.............        (2.80)%          3.99%         7.17%        (4.56)%         1.53%        46.50%           12.39%
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
                               -------       -----------   -----------   -----------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............       $7,811        $110,716      $283,776      $486,836       $510,727      $947,045       $1,304,770
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................         1.35%**         1.03%         1.00%         1.00%          1.00%**       1.00%            1.00%
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........         2.34%           3.51%         2.27%         1.46%          0.68%**       1.25%            1.12%
Portfolio Turnover
 Rate....................            0%             38%           22%           12%             5%           23%              16%

                            SIX MONTHS
                            ENDED JUNE
                             30, 1995
                           (UNAUDITED)
                           ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $    15.34
                           ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)(2)................         0.15
  Net Realized and
   Unrealized Gain/(Loss)
   on Investments........         0.56
                           ------------
Total from Investment
 Operations..............         0.71
                           ------------
DISTRIBUTIONS
  Net Investment Income..           --
  In Excess of Net
   Investment Income.....           --
  Net Realized Gain......        (0.80)
                           ------------
Total Distributions......        (0.80)
                           ------------
NET ASSET VALUE, END OF
 PERIOD..................   $    15.25
                           ------------
                           ------------
TOTAL RETURN.............         4.88%
                           ------------
                           ------------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands).............   $1,438,303
Ratio of Expenses to
 Average Net Assets
 (1)(2)..................         1.00%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)(2)...........         2.28%**
Portfolio Turnover
 Rate....................           13%

--------------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit
       to net investment
       income...........      $  0.00        $  0.01     $  0.01     $  0.00      $  0.00      $  0.01      $    0.004   $  .002
    Ratios before expense limitation:
      Expenses to
       Average Net
       Assets...........         2.58%**        1.24%       1.09%       1.02%        1.14%**      1.06%           1.03%     1.03%**
      Net Investment
       Income to Average
       Net Assets.......         1.11%**        3.30%       2.18%       1.44%        0.54%**      1.19%           1.09%     2.25%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the International Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the year ended October 31, 1991, the year ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totaling $147,000, $78,000, $116,000, $405,000,
     $344,000  and  $158,357,   respectively,  for   the  International   Equity
     Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                       INTERNATIONAL SMALL CAP PORTFOLIO

                                                                                              SIX MONTHS
                                          DECEMBER 15, 1992*    YEAR ENDED     YEAR ENDED     ENDED JUNE
                                           TO DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     30, 1995
                                                 1992             1993+           1994       (UNAUDITED)
                                          ------------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $10.00           $ 10.09        $ 14.64        $ 15.15
                                               -------            ------         ------      ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(3)..........          0.01              0.09           0.14           0.20
  Net Realized and Unrealized Gain on
   Investments (2)......................          0.08              4.48           0.62           0.11
                                               -------            ------         ------      ------------
Total from Investment Operations........          0.09              4.57           0.76           0.31
                                               -------            ------         ------      ------------
DISTRIBUTIONS
  Net Investment Income.................            --                --          (0.03)         (0.03)
  In Excess of Net Investment Income....            --             (0.02)            --             --
  Net Realized Gain.....................            --                --          (0.22)            --
                                               -------            ------         ------      ------------
Total Distributions.....................            --             (0.02)         (0.25)         (0.03)
                                               -------            ------         ------      ------------
NET ASSET VALUE, END OF PERIOD..........        $10.09           $ 14.64        $ 15.15        $ 15.43
                                               -------            ------         ------      ------------
                                               -------            ------         ------      ------------
TOTAL RETURN............................         0.90%            45.34%          5.25%          2.03%
                                               -------            ------         ------      ------------
                                               -------            ------         ------      ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...        $3,824           $52,834       $160,101       $187,018
Ratio of Expenses to Average Net Assets
 (1)(3).................................         1.15%**           1.15%          1.15%          1.15%**
Ratio of Net Investment Income to
 Average Net Assets (1)(3)..............         1.37%**           0.66%          1.18%          2.81%**
Portfolio Turnover Rate.................            0%               14%             8%            14%

------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net
        investment income...............        $ 0.16           $  0.10        $  0.02        $  0.01
     Ratios before expense limitation:
       Expenses to Average Net Assets...         21.67%**           1.86%          1.29%          1.25%**
       Net Investment Income/(Loss) to
        Average Net Assets..............        (19.15)%**         (0.05)%         1.04%          2.71%**

(2) Reflects a 1% transaction fee on purchases and redemptions of capital shares.

(3) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.95% of the average daily net assets of the Class A shares of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.15% of the average daily net assets of the Class A shares of the Portfolio. In the period ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totaling $32,000, $151,000, $174,000 and $90,944 respectively, for the International Small Cap Portfolio.

 *  Commencement of Operations.

 **  Annualized.

 + Per share amounts for the year ended December 31, 1993 are based on average outstanding shares.

                             ASIAN EQUITY PORTFOLIO

                                                                              TWO MONTHS
                                           JULY 1, 1991, TO    YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
                                             OCTOBER 31,       OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 1991             1992           1992           1993           1994
                                          ------------------   -----------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $    10.00       $     9.67     $    13.63    $     13.11    $     26.20
                                                 -------       -----------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(2)..........            0.03             0.14           0.01           0.10           0.11
  Net Realized and Unrealized
   Gain/(Loss) on Investments...........           (0.36)            3.86          (0.53)         13.38          (4.15)
                                                 -------       -----------   ------------   ------------   ------------
Total from Investment Operations........           (0.33)            4.00          (0.52)         13.48          (4.04)
                                                 -------       -----------   ------------   ------------   ------------
DISTRIBUTIONS
  Net Investment Income.................              --            (0.04)            --          (0.01)         (0.09)
  In Excess of Net Investment Income....              --               --             --          (0.13)            --
  Net Realized Gain.....................              --               --             --          (0.12)         (0.53)
  In Excess of Net Realized Gain........              --               --             --          (0.13)            --
                                                 -------       -----------   ------------   ------------   ------------
Total Distributions.....................              --            (0.04)            --          (0.39)         (0.62)
                                                 -------       -----------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD..........      $     9.67       $    13.63     $    13.11    $     26.20    $     21.54
                                                 -------       -----------   ------------   ------------   ------------
                                                 -------       -----------   ------------   ------------   ------------
TOTAL RETURN............................         (3.30)%           41.50%        (3.82)%        105.71%       (15.81)%
                                                 -------       -----------   ------------   ------------   ------------
                                                 -------       -----------   ------------   ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $10,719          $41,017        $41,978       $287,136       $276,906
Ratio of Expenses to Average Net Assets
 (1)(2).................................           1.00%**          1.00%          1.00%**        1.00%          1.00%
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............           1.13%**          1.53%          0.61%**        0.83%          0.52%
Portfolio Turnover Rate.................              2%              33%            10%            18%            47%

                                           SIX MONTHS
                                           ENDED JUNE
                                            30, 1995
                                          (UNAUDITED)
                                          ------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $     21.54
                                          ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(2)..........         0.16
  Net Realized and Unrealized
   Gain/(Loss) on Investments...........         1.17
                                          ------------
Total from Investment Operations........         1.33
                                          ------------
DISTRIBUTIONS
  Net Investment Income.................        01.15)
  In Excess of Net Investment Income....           --
  Net Realized Gain.....................        (2.26)
  In Excess of Net Realized Gain........           --
                                          ------------
Total Distributions.....................        (2.41)
                                          ------------
NET ASSET VALUE, END OF PERIOD..........  $     20.46
                                          ------------
                                          ------------
TOTAL RETURN............................        7.04%
                                          ------------
                                          ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...     $290,397
Ratio of Expenses to Average Net Assets
 (1)(2).................................        1.00%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............        1.58%**
Portfolio Turnover Rate.................          29%

------------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to
       net investment
       income................      $  0.02        $     0.06    $     0.02    $     0.05    $     0.04   $   0.02
    Ratios before expense limitation:
      Expenses to Average Net
      Assets.................        2.52%**           1.63%         2.02%**       1.38%         1.20%      1.16%**
      Net Investment
       Income/(Loss) to
       Average Net Assets....          (0.39)%**       0.90%      (0.41)%**        0.45%         0.32%      1.41%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Asian Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the fiscal period ended October 31, 1991, the year ended October 31, 1992, the two months ended December 31, 1992, years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totaling $44,000, $167,000, $70,000, $477,000,
     $535,000 and $227,610, respectively, for the Asian Equity Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                           EUROPEAN EQUITY PORTFOLIO

                                                                                SIX MONTHS
                                                                 YEAR ENDED     ENDED JUNE
                                           APRIL 2, 1993* TO    DECEMBER 31,     30, 1995
                                           DECEMBER 31, 1993        1994       (UNAUDITED)
                                          -------------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $    10.00         $    12.91     $    13.94
                                              ----------        ------------   ------------
                                              ----------        ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)(2)..........            0.08               0.08           0.15
  Net Realized and Unrealized Gain on
   Investments..........................            2.83               1.29           1.27
                                              ----------        ------------   ------------
Total from Investment Operations........            2.91               1.37           1.42
                                              ----------        ------------   ------------
DISTRIBUTIONS
  Net Investment Income.................              --             (0.09)             --
  Net Realized Gain.....................              --             (0.25)         (1.24)
                                              ----------        ------------   ------------
Total Distributions.....................              --             (0.34)         (1.24)
                                              ----------        ------------   ------------
NET ASSET VALUE, END OF PERIOD..........      $    12.91         $    13.94     $    14.12
                                              ----------        ------------   ------------
                                              ----------        ------------   ------------
TOTAL RETURN............................          29.10%             10.88%         11.10%
                                              ----------        ------------   ------------
                                              ----------        ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)...         $12,681            $27,634        $48,624
Ratio of Expenses to Average Net Assets
 (1)(2).................................           1.00%**            1.00%          1.00%**
Ratio of Net Investment Income to
 Average Net Assets (1)(2)..............           1.23%**            0.87%          2.68%**
Portfolio Turnover Rate.................             15%                79%             3%

------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net
       investment income................     $        0.09      $      0.06   $       0.02
     Ratios before expense limitation:
       Expenses to Average Net Assets...              2.43%**          1.62%          1.32%**
       Net Investment Income/(Loss) to
       Average Net Assets...............             (0.21)%**         0.25%          2.36%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the European Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the fiscal period ended December 31, 1993, the year ended December 31, 1994 and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totaling $88,000, $112,000 and $62,293, respectively, for the European Equity Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                           JAPANESE EQUITY PORTFOLIO

                                                              PERIOD FROM
                                                               APRIL 25,
                                                                 1994*        SIX MONTHS
                                                              TO DECEMBER     ENDED JUNE
                                                                  31,          30, 1995
                                                                  1994       (UNAUDITED)
                                                              ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $    10.00     $     9.83
                                                              ------------   ------------
                                                              ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss (1)...................................       (0.01)         (0.05)
  Net Realized and Unrealized Loss on Investments...........       (0.16)         (1.59)
                                                              ------------   ------------
Total from Investment Operations............................       (0.17)         (1.64)
                                                              ------------   ------------
NET ASSET VALUE, END OF PERIOD..............................   $     9.83     $     8.19
                                                              ------------   ------------
                                                              ------------   ------------
TOTAL RETURN................................................      (1.70)%       (16.68)%
                                                              ------------   ------------
                                                              ------------   ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................      $50,332        $21,746
Ratio of Expenses to Average Net Assets (1)(2)..............        1.00%**        1.00%**
Ratio of Net Investment Loss to Average Net Assets (1)(2)...      (0.10)%**      (0.05)%**
Portfolio Turnover Rate.....................................           1%            11%

------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net investment income...........  $        0.02  $          0.35
     Ratios before expense limitation:
       Expenses to Average Net Assets.......................           1.27%**          1.33%**
       Net Investment Loss to Average Net Assets............          (0.37)%**        (0.38)%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Japanese Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the fiscal period ended December 31, 1994 and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totaling $80,000 and $55,499, respectively, for the Japanese Equity Portfolio.

 *  Commencement of Operations.

 **  Annualized.

                            LATIN AMERICAN PORTFOLIO

                                                              PERIOD FROM
                                                              JANUARY 18,
                                                                 1995*
                                                              TO JUNE 30,
                                                                  1995
                                                              (UNAUDITED)
                                                              ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $    10.00
                                                              ------------
                                                              ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1).................................       (0.01)
  Net Realized and Unrealized Loss on Investments...........       (1.21)
                                                              ------------
Total from Investment Operations............................       (1.20)
                                                              ------------
NET ASSET VALUE, END OF PERIOD..............................   $     8.80
                                                              ------------
                                                              ------------
TOTAL RETURN................................................       (12.00)%
                                                              ------------
                                                              ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................      $13,953
Ratio of Expenses to Average Net Assets (1)(2)..............         2.56%**+
Ratio of Net Investment Income to Average Net Assets
 (1)(2).....................................................         0.41%**
Portfolio Turnover Rate.....................................           62%

------------------

(1)  Effect of voluntary expense limitation during the period:
       Per share benefit to net investment income...........   $     0.05
     Ratios before expense limitation:
       Expenses to Average Net Assets.......................         3.97%**
       Net Investment Loss to Average Net Assets............        (1.01)%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.10% of the average daily net assets of the Latin American Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.70% of the average daily net assets of the Class A shares and 1.95% of the average daily net assets of the Class B shares. In the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $72,744 for the Portfolio.

 *  Commencement of Operations.

 **  Annualized.

 + The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of the Brazilian tax expense, the ratio of expenses to average net assets would have been 1.70% annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

       -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

       -The   INTERNATIONAL  EQUITY  PORTFOLIO  seeks  long-term  capital appreciation by investing primarily in equity securities of non-U.S. issuers.

       -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.

       -The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

       -The   EUROPEAN   EQUITY   PORTFOLIO   seeks   long-term   capital
        appreciation by investing primarily in equity securities of European issuers.

       -The   JAPANESE   EQUITY   PORTFOLIO  seeks   long   term  capital
        appreciation by investing primarily in equity securities of Japanese issuers.

       -The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

       -The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

       -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

       -The  EMERGING   MARKETS   PORTFOLIO   seeks   long-term   capital
        appreciation by investing primarily in equity securities of emerging country issuers.

       -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    U.S. EQUITY:

       -THE AGGRESSIVE  EQUITY PORTFOLIO  seeks capital  appreciation  by
        investing   primarily  in  corporate   equity  and  equity-linked
        securities.

       -The   EMERGING   GROWTH   PORTFOLIO   seeks   long-term   capital
        appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

       -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of large capitalization companies.

       -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

       -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

       -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

       -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

       -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

       -The EMERGING MARKETS  DEBT PORTFOLIO seeks  high total return  by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

       -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

       -The  GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

       -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

       -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment grade mortgage-backed securities.

       -The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

       -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

       -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares, offered only by the Multiclass Portfolios, are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 were designated Class A shares on January 2, 1996. For a Multiclass Portfolio account opened on or after January 2, 1996 (a "New Multiclass Account"), the minimum initial investment is $500,000 for Class A shares of each Multiclass Portfolio and $100,000 for Class B shares of each Multiclass Portfolio. The International Equity Portfolio is currently closed to new investors with the exception of certain Morgan Stanley customers. The minimum initial investment for Class A shares of the International Small Cap Portfolio is $500,000. Certain exceptions to the foregoing minimums apply to (1) shares in a Multiclass Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Multiclass Account") with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Multiclass Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares of each Portfolio or Class B shares of each Multiclass Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Multiclass Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Multiclass Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Multiclass Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Multiclass Account to increase to $500,000 or more. If a shareholder reduces its total investment in Class A shares of the International Small Cap Portfolio to less than $500,000, the investment may be subject to redemption. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of each of the Portfolios entail certain risks and considerations of which an investor should be aware. Each Portfolio will invest in securities of foreign issuers, which are subject to certain risks not typically associated with domestic securities. The Latin American Portfolio invests in securities of issuers located in developing countries and emerging markets. These securities may impose greater liquidity risks and other risks not typically associated with investing in more established markets. The Latin American Portfolio may invest up to 20% of its total assets in lower rated debt securities ("junk bonds"), including sovereign debt, which securities are considered speculative with regard to the payment of interest and return of principal. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, each Portfolio may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when issued basis or
delayed   delivery  basis  and  invest  in  forward  foreign  currency  exchange contracts, and the Latin American Portfolio may invest in foreign currency exchange options to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each Portfolio may invest in short-term or medium-term debt securities or hold cash or cash equivalents for temporary defensive purposes. The International Small Cap Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including private placement securities. The Global Equity, Japanese Equity, Latin American and Asian Equity Portfolios may also invest indirectly in securities through sponsored or unsponsored American Depositary Receipts. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE GLOBAL EQUITY PORTFOLIO

    The Global Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. The Adviser expects that, under normal circumstances, at least 20% of the Portfolio's total assets will be invested in the common stocks of U.S. issuers. The remainder of the Portfolio will be invested in issuers located throughout the world, including those located in emerging markets. At least 65% of the total assets of the Portfolio will be invested in equity securities under normal circumstances. Securities in emerging markets may not be as liquid as those in developed markets and pose greater risks. Although the Portfolio intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets. The Adviser's orientation to individual stock selection and value driven approach in selecting investments for the Portfolio are the same as those described for the International Equity Portfolio discussed below. The Portfolio may invest in American, Global or other types of Depositary Receipts.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE INTERNATIONAL EQUITY PORTFOLIO

    The investment objective of the International Equity Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. At least 65% of the total assets of the Portfolio will be invested in such equity securities under normal circumstances.

    The Adviser's approach in selecting investments for the Portfolio is oriented to individual stock selection, and is value driven. In selecting stocks for the Portfolio, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including its affiliate in Geneva, Switzerland, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Portfolio holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold.

    While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. Investments will be made primarily in equity securities of companies domiciled in developed countries, but may also be made in equity securities of companies domiciled in developing countries as well. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in equity securities traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks. The Portfolio will not, under normal circumstances, invest in equity securities of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Investment Objectives and Policies" in the Statement of Additional Information.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE INTERNATIONAL SMALL CAP PORTFOLIO

    The investment objective of the International Small Cap Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. At least 65% of the total assets of the Portfolio will be invested in such equity securities under normal circumstances. The Portfolio will invest a minimum of 80% of its total assets in companies with market capitalizations of less than $500 million and may invest up to an additional 20% of its total assets in companies with total market capitalizations up to a maximum of $1 billion, for which the actual market float as represented by the value of the securities that may be freely traded falls below $500 million. The Adviser's orientation to individual stock selection and value driven approach in selecting investments for the Portfolio are the same as those described for the International Equity Portfolio discussed above.

    While  the   Portfolio   is  not   subject   to  any   specific   geographic
diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. Investments will be made primarily in equity securities of companies domiciled in developed countries, but limited investments may also be made in the securities of companies domiciled in developing countries as well, and will not normally exceed 5% of the total assets of the Portfolio. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it may also invest in equity securities traded in over-the-counter markets. Small capitalization securities involve greater issuer risk and the markets for such securities may be more volatile and less liquid. Securities of companies in developing countries may pose liquidity risks. The Portfolio will not, under normal circumstances, invest in equity securities of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Investment Objectives and Policies" in the Statement of Additional Information.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE ASIAN EQUITY PORTFOLIO

    The investment objectives of the Asian Equity Portfolio is to provide long-term capital appreciation. The production of any current income is incidental to this objective. The Portfolio seeks to achieve its objective by investing primarily in equity securities which are traded on recognized stock exchanges of the countries in Asia described below and in equity securities of companies organized under the laws of an Asian country whose business is conducted principally in Asia. The Portfolio does not intend to invest in equity securities which are principally traded in markets in Japan or in companies organized under the laws of Japan. The Portfolio may also invest in American Depositary Receipts of Asian issuers that are traded on stock exchanges in the U.S.

    The Asian countries to be represented in the Portfolio, which include the following countries, have the more established markets in the region: Hong Kong, Singapore, Malaysia, Thailand, the Philippines and Indonesia. The Portfolio may also invest in common stocks traded on markets in Taiwan, South Korea, India, Pakistan, Sri Lanka and other developing markets that are open to foreign investment. There is no requirement that the Fund, at any given time, invest in any or all of the countries listed above or in any other Asian countries. The Fund has no set policy for allocating investments among the various Asian countries. Allocation of investments will depend on the relative attractiveness of the stocks of issuers in the respective countries. Government regulation and restrictions in many of the countries of interest may limit the amount, mode and extent of investment in companies of such countries.

    At least 65% of the total assets of the Portfolio will be invested in common stocks of Asian countries under normal circumstances. The remaining portion of the Fund will be kept in any combination of debt instruments, bills and bonds of governmental entities in Asia and the U.S., in notes, debentures, and bonds of companies in Asia and in money market instruments of the U.S. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

    The Adviser's orientation to individual stock selection and value driven approach in selecting investments for the Portfolio are similar to those described for the International Equity Portfolio discussed above. The Adviser will analyze assets, revenues and earnings of an issuer. In selecting industries and particular issuers, the Adviser will evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in medium and small companies that, in the Adviser's view, have potential for growth.

    The Portfolio's investments will include securities of issuers located in developing countries and traded in emerging markets. These securities pose greater liquidity risks and other risks than securities of companies located in developed countries and traded in more established markets. For a description of special considerations and certain risks associated with investment in foreign issuers, see "Additional Investment Information -- Foreign Investment." See also "Investment Objectives and Policies" in the Statement of Additional Information.

    Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in equity securities traded in over-the-counter markets. Securities traded in over-the-counter markets pose liquidity risks. The Portfolio may also invest in initial public offerings in the form of oversubscriptions or private placements. Such investments generally entail short-term liquidity risks.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Pending investment or settlement, and for liquidity purposes, the Portfolio may invest in domestic, Eurodollar and foreign short-term money market instruments. The Portfolio may also purchase such instruments to temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions.

    Because of the lack of hedging facilities in the currency markets of Asia, no active currency hedging strategy is anticipated currently. Instead, each investment will be considered on a total currency adjusted basis with the U.S. dollar as a base currency. The Portfolio may engage in currency exchange contracts. See "Statement of Additional Information -- Forward Foreign Currency Exchange Contracts" in this Prospectus.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE EUROPEAN EQUITY PORTFOLIO

    The investment objective of the European Equity Portfolio is to provide long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Finland, Sweden, Denmark, Norway and the United Kingdom. Investments may also be made in equity securities of issuers located in the smaller and emerging markets of Europe. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. At least 65% of the total assets of the Portfolio will be invested in equity securities of European issuers under normal circumstances. The Adviser's orientation to individual stock selection and value-driven approach in selecting investments for the Portfolio are the same as those described for the International Equity Portfolio discussed above. Securities in emerging markets may not be as liquid as those in developed markets and pose greater risks. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in equity securities traded in over-the-counter markets.

    While the Portfolio is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. Investments may be made primarily in equity securities of companies domiciled in developed countries, but may also be made in equity securities of companies domiciled in developing countries as well. Although the Portfolio intends to invest primarily in equity securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks. The Portfolio will not, under normal circumstances, invest in equity securities of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Investment Objectives and Policies" in the Statement of Additional Information.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

THE JAPANESE EQUITY PORTFOLIO

    The investment objective of the Japanese Equity Portfolio is to provide long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities of Japanese issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks.

    Under normal conditions, the Portfolio will invest at least 80% of its total assets in securities issued by entities that are organized under the laws of Japan, affiliates of Japanese companies (wherever organized or traded), and issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (issued by the Japanese government or by Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities. In making investment decisions, the Adviser will consider, among other factors, the size of the company, its financial condition, its marketing and technical strengths and its competitiveness in its industry. All debt securities in which the Portfolio may invest will be rated no lower than BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Mikuni Inc. ("Mikuni") (a Japanese rating agency) or, if unrated, of comparable quality as determined by the Adviser. Securities rated BBB by S&P, Baa by Moody's or BBB by Mikuni have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than would be the case with higher rated securities. The convertible securities in which the Portfolio may invest include bonds, notes, debentures, preferred stocks and other securities convertible into common stocks and may be fixed-income or zero coupon debt securities. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible debt securities.

    The Portfolio currently intends to focus its investments in Japanese companies that have an active market for their shares and that the Adviser believes show a potential for better than average growth. The Portfolio anticipates that most equity securities of Japanese companies in which it invests, either directly or indirectly by means of American Depositary Receipts or convertible debentures, will be listed on securities exchanges in Japan. The Portfolio may also invest in equity securities of Japanese companies that are traded in an over-the-counter market.

    The Portfolio may also invest up to 20% of its total assets in cash or short-term government or other short-term prime obligations or repurchase agreements so that funds may be readily available for general corporate purposes, including the payment of dividends, redemptions and operating expenses, for investment in securities through exercise of rights or otherwise. For temporary defensive purposes, the Portfolio may invest some or all of its assets in cash or such short-term obligations.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual portfolio turnover rate of the Portfolio will not exceed 100% under normal circumstances.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

    RISK  FACTORS  RELATING  TO  JAPANESE EQUITY  PORTFOLIO.    Investors should
consider the following factors inherent in investment in Japan.

    TRADE ISSUES. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan is in a difficult phase in its relation with its trading partners, particularly the U.S., where the trade imbalance is the greatest. Retaliatory action taken by such trading partners could affect the ability of Japanese companies to export goods to these countries, which could negatively impact the value of securities in the Portfolio.

    CURRENCY FACTORS. Over a long period of years, the yen has generally appreciated in relation to the dollar. The yen's appreciation would add to the returns of dollars invested through the Portfolio in Japan. A decline in the value of the yen would have the opposite effect, adversely affecting the value of the Portfolio in dollar terms.

    THE JAPANESE STOCK MARKET. Like other stock markets, the Japanese stock market can be volatile. A decline in the market may have an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies in particular, Japanese banks, insurance companies and other financial institutions. A decline in the market may contribute to weakness in Japan's economy. The common stocks of many Japanese companies continue to trade at high price-earnings ratios even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards. In addition, Japanese companies have tended historically to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

THE LATIN AMERICAN PORTFOLIO

    The investment objective of the Latin American Portfolio is long-term capital appreciation. The Portfolio seeks to achieve this objective by investing primarily in equity securities (i) of companies organized in or for which the principal securities trading market is in Latin America, (ii) denominated in a Latin American currency issued by companies to finance operations in Latin America, or (iii) of companies that alone or on a consolidated basis derive 50% or more of their annual revenues from either goods produced, sales made or services performed in Latin America (collectively, "Latin American issuers") and by investing, from time to time, in debt securities issued or guaranteed by a Latin American government or governmental entity ("Sovereign Debt"). Income is not a consideration in selecting investments or an investment objective.

    Under normal conditions, substantially all, but not less than 80%, of the Portfolio's total assets are invested in equity securities of Latin American issuers and in Sovereign Debt. For purposes of this Prospectus, unless otherwise indicated, Latin America consists of Argentina, Bolivia, Brazil, Chile, Colombia, Costa Rica, Cuba, the Dominican Republic, Ecuador, El Salvador, Guatemala, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Uruguay and Venezuela. See "Additional Investment Information -- Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, equity interests in trusts or partnerships, and American, Global or other types of Depositary Receipts. See "Additional Investment Information -- Depositary Receipts."

    The Portfolio focuses its investments in listed equity securities in Argentina, Brazil, Chile and Mexico, the most developed capital markets in Latin America. The Portfolio expects, under normal market conditions, to have at least 55% of its total assets invested in listed equity securities of issuers in these four countries. In addition, the Portfolio actively invests in markets in other Latin American countries such as Colombia, Peru and Venezuela. The Portfolio is not limited in the extent to which it may invest in any Latin American country and intends to invest opportunistically as markets develop. The portion of the Portfolio's holdings in any Latin American country will vary from time to time, although the portion of the Portfolio's assets invested in Chile may tend to vary less than the portions invested in other Latin American countries because, with limited exceptions, capital invested in Chile currently cannot be repatriated for one year. See "Additional Investment Information -- Investment
Procedures: Argentina, Brazil, Chile and Mexico" in the Statement of Additional Information.

    The governments of some Latin American countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Adviser believes that privatizations may offer investors opportunities for significant capital appreciation and intends to invest assets of the Portfolio in privatizations in appropriate circumstances. In certain Latin American countries, the ability of foreign entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms on which the Portfolio may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that Latin American governments will continue to sell companies currently owned or controlled by them or that any privatization programs in which the Portfolio participates will be successful.

    Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use Sovereign Debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Portfolio may participate in Latin American debt conversion programs. The Adviser will evaluate opportunities to enter into debt conversion transactions as they arise.

    Equity securities in which the Portfolio may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities" below.

    To the extent that the Portfolio's assets are not invested in equity securities of Latin American issuers or in Sovereign Debt, the remainder of the assets may be invested in (i) debt securities of Latin American issuers, (ii) equity or debt securities of corporate or governmental issuers located in countries outside Latin America, and (iii) short-term and medium-term debt securities of the type described under "Additional Investment Information -- Temporary Investments" below. The Portfolio's assets may be invested in debt securities when the Portfolio believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Portfolio will invest will be unrated. The Portfolio may invest up to 20% of its total assets in securities that are determined by the Adviser to be comparable to securities rated below investment grade by S&P or Moody's ("junk bonds"). Such lower-quality securities are regarded as being predominantly speculative and involve significant risks. See "Additional Investment Information -- Lower Rated Debt Securities."

    The Portfolio's holdings of lower-quality debt securities will consist predominantly of Sovereign Debt, much of which trades at substantial discounts from face value and which may include Sovereign Debt comparable to securities rated as low as D by S&P or C by Moody's. The Portfolio may invest in Sovereign Debt to hold and trade in appropriate circumstances, as well as to use to participate in debt for equity conversion programs. The Portfolio will invest in Sovereign Debt only when the Portfolio believes such investments offer opportunities for long-term capital appreciation. Investment in Sovereign Debt involves a high degree of risk and such securities are generally considered to be speculative in nature. See "Additional Investment Information -- Sovereign Debt."

    For temporary defensive purposes, the Portfolio may invest less than 80% of its total assets in Latin American equity securities and Sovereign Debt, in which case the Portfolio may invest in other equity or debt securities or may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or hold cash. See "Additional Investment Information -- Temporary Investments."

    The Portfolio may enter into forward foreign currency exchange contracts and foreign currency futures contracts, purchase and write (sell) put and call options on securities, foreign currency and on foreign currency futures contracts, and enter into stock index and interest rate futures contracts and options thereon. See "Additional Investment Information." There currently are limited options and futures markets for Latin American currencies, securities and indexes, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used depends on the development of those markets. The Portfolio may also from time to time lend securities (but not in excess of 20% of its total assets) from its portfolio to brokers, dealers and financial institutions. See "Additional Investment Information -- Loans of Portfolio Securities."

    The Portfolio will not invest more than 25% of its total assets in one industry except and to the extent, and only for such period of time as, the Board of Directors determines in view of the considerations discussed below that it is appropriate and in the best interest of the Portfolio and its shareholders to invest more than 25% of the Portfolio's total assets in companies involved in the telecommunications industry or financial services industry, respectively. Since the securities markets of Latin American countries are emerging markets characterized by a relatively small number of issues, it is possible that one or more markets may on occasion be dominated by issues of companies engaged in these two industries. In addition, it is possible that government privatizations in certain Latin American countries, which currently represent a primary source of new issues in many Latin American markets and often represent attractive investment opportunities, will occur in these two industries. As a result, the Portfolio has adopted a policy under which it may invest more than 25% of its total assets in securities of issuers in such industries. The Portfolio would only take this action if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issues in such industries, the Portfolio's ability to achieve its investment objective would, in light of its investment policies and limitations, be materially adversely affected if the Portfolios were not able to invest greater than 25% of its total assets in such industries. In the event that the Board of Directors permits greater than 25% of the Portfolio's total assets to be invested in the telecommunications or financial services industry, the Portfolio may be exposed to increased investment risks peculiar to that industry. The Portfolio will notify its shareholders of any decision by the Board of Directors to permit (or cease) investments of more than 25% of the Portfolio's total assets in the telecommunications or financial services industry. Such notice will, to the extent applicable, include a discussion of any increased investment risks peculiar to such industry to which the Portfolio may be exposed.

    The Portfolio intends to purchase and hold securities for long-term capital appreciation and does not expect to trade for short-term gain. Accordingly, it is anticipated that the annual portfolio turnover rate normally will not exceed 50%, although in any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. The rate of portfolio turnover will not be a limiting factor when the Portfolio deems it appropriate to purchase or sell securities. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities.

    Any remaining assets of the Portfolio not invested as described above may be invested in certain securities or obligations as set forth in "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

    BORROWING AND OTHER FORMS OF LEVERAGE. The Latin American Portfolio is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of its total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowing creates leverage which is a speculative characteristic. Although the Portfolio is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by the Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Portfolio's net asset value per share and net yield. The Portfolio expects that all of its borrowing will be made on a secured basis. The Portfolio's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    DEPOSITARY RECEIPTS. The Asian Equity, Global Equity, Latin American and Japanese Equity Portfolios may invest in American Depositary Receipts ("ADRs") and the Global Equity and Latin American Portfolios may also invest in other Depositary Receipts, including Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. The Portfolio may invest in sponsored and unsponsored Depositary Receipts. For purposes of the Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FOREIGN INVESTMENT. Investment in securities of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial and other reporting standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by U.S. companies, and it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls. Many of the emerging or developing countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies, and the Portfolios may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of each Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Each Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") that provide for the purchase of or sale of an amount of a specified currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when a Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by a Portfolio and generally protecting the U.S. dollar value of securities held by a Portfolio against exchange rate fluctuations. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to a Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. The Latin American Portfolio may also enter into foreign currency futures contracts. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Portfolio's Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Portfolio's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. In order to remain fully invested, and to reduce transaction costs, the Latin American Portfolio may utilize appropriate securities index futures contracts, options on securities index futures contracts, appropriate interest rate futures contracts and options on interest rate futures contracts to a limited extent. Because transactions costs associated with futures and options may be lower than the costs of investing in securities directly, it is expected that the use of index futures and options to facilitate cash flows may reduce a Portfolio's overall transactions costs. The Portfolio may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Portfolio is not fully invested and the Adviser anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position but under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities. The Portfolio will engage in futures and options transactions only for hedging purposes. The Portfolio will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such markets. The Portfolio may enter into futures contracts and options thereon provided that not more than 5% of the Portfolio's total assets are required as deposit to secure obligations under such contracts, and provided further that not more than 20% of the Portfolio's total assets, in the aggregate are invested in futures contracts and options transactions. The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. In the opinion of the Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Latin American Portfolio may invest in these investment funds subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and other applicable laws as discussed below under "Investment Restrictions." If the Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. The Portfolio may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If the Portfolio does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

    LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Portfolio's total assets (exceeding in the aggregate 20% of such value with respect to the Latin American Portfolio). For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    LOWER RATED DEBT SECURITIES. The Latin American Portfolio may invest in lower rated or unrated debt securities, commonly referred to as "junk bonds." In addition, the emerging country debt securities in which the Portfolio may invest are subject to risk and will not be required to meet a minimum rating standard and may not be rated. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of lower rated and unrated debt securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Portfolio's investments will be reflected in the Portfolio's net asset value per share. The Adviser considers both credit risk and market risk in making investment decisions for the Portfolio. Investors should carefully consider the relative risks of investing in lower rated and unrated debt securities and understand that such securities are not generally meant for short-term investing. The U.S. corporate lower rated and unrated debt securities market is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. In addition there may be limited trading markets for debt securities of issuers located in emerging countries. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value. Prices for lower rated and unrated debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Portfolio's net asset value and investment practices, the secondary market for lower rated and unrated debt securities, the financial condition of issuers of such securities and the value of outstanding lower rated and unrated debt securities. For example, U.S. federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated and unrated debt securities and limiting the deductibility of interest by certain corporate issuers of lower rated and unrated debt securities adversely affected the market in recent years. Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower rated and unrated debt securities.

    MONEY MARKET INSTRUMENTS. The Portfolios are permitted to invest in money market instruments, although each Portfolio intends to stay invested in securities satisfying their primary investment objective to the extent practical. Each Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY   TRADED   SECURITIES,   PRIVATE   PLACEMENTS   AND  RESTRICTED
SECURITIES. The International Small Cap Portfolio and the Latin American Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Further, more companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market, nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Nevertheless, to the extent it can do so consistent with the foregoing limits, each Portfolio may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Investors should note that investments of 5% of a Portfolio's total assets may be considered a speculative activity and may involve greater risk and expense to the Portfolio.

    OPTIONS TRANSACTIONS. The Latin American Portfolio may seek to increase its return or may hedge all or a portion of its portfolio investments through options with respect to securities in which the Portfolio may invest. The Portfolio will engage in transactions in such options which are traded on a recognized securities or futures exchange and in over-the-counter options where the option counterparty has a minimum net worth of $20 million. There currently are limited options markets in emerging countries, including Latin American countries and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets. The Latin American Portfolio may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Portfolio at the stated exercise price. A "covered" call option means that so long as the Portfolio is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of the Portfolio. In addition, as a matter of operating policy, the Portfolio will neither purchase or write put options on securities nor purchase call options on securities (except in connection with closing purchase transactions). The Latin American Portfolio will receive a premium from writing call options, which increases the Portfolio's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods the Portfolio will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options. The Latin American Portfolio may also write (i.e., sell) covered put options. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price. The Portfolio may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, the Portfolio may write a covered put at an exercise price reflecting the lower purchase price sought. The Portfolio may also purchase put or call options on individual securities or baskets of securities. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options. The primary risks associated with the use of options are
(i) imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option. Options that are not traded on an exchange (OTC options) are often considered illiquid and may be difficult to value. In the opinion of the Adviser, the risk that that Portfolio will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

SHORT SALES

    The Latin American Portfolio may from time to time sell securities short without limitation, although initially the Portfolio does not intend to sell securities short. A short sale is a transaction in which the Portfolio would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government Securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. Government Securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government Securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    SOVEREIGN DEBT. The Latin American Portfolio's holdings of lower-quality debt securities will consist predominantly of Sovereign Debt, much of which trades at substantial discounts from face value. The Portfolio may invest in Sovereign Debt of emerging market countries to hold and trade in appropriate circumstances and to participate in debt to equity conversion programs. Investment in Sovereign Debt involves a high degree of risk and such securities are generally considered speculative in nature. The issuer or governmental authorities that control the repayment of Sovereign Debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the International Monetary Fund (the "IMF") and the political constraints to which a sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts. In certain instances, the Portfolio may invest in Sovereign Debt that is in default as to payments of principal and/or interest. To the extent the Portfolio is holding any non-performing Sovereign Debt, it may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing its rights thereunder.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, for temporary defensive purposes the Latin American Portfolio may reduce its holdings in equity and other securities and may invest in certain short-term (less than twelve months to maturity) and medium- term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the United States or emerging country governments (Latin American governments), their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or emerging country banks (Latin American banks) denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and emerging country corporations (Latin American corporations) meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. See "Additional Investment Information -- Repurchase Agreements." For temporary defensive purposes, the Portfolio intends to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries, including most Latin American countries.)

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio of the Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or equity securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Each Portfolio, except the Latin American Portfolio, is a diversified investment company under the 1940 Act and is therefore subject to the following limitations: (a) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and
(b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. The Latin American Portfolio is a non-diversified investment company under the 1940 Act, which means that the Latin American Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Latin American Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to their respective portfolio securities. The Latin American Portfolio, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes."

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets, except the Latin American Portfolio is not subject to such limits on borrowing and may borrow from banks and other entities in amounts not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing;
(iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. Set forth below as an annual percentage of average daily net assets are the management fees payable to the Adviser quarterly by each Portfolio pursuant to the terms of the Investment Advisory Agreement. The fees of each of the Portfolios, which involve international investments, are higher than those of most investment companies because they involve international investments but the Adviser believes the fees are comparable to those of investment companies with similar objectives. The Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause total annual operating expenses of the Portfolios to exceed the maximums set forth in the table below.

                                                   MAXIMUM TOTAL ANNUAL
                                                    OPERATING EXPENSES
                                                    AFTER FEE WAIVERS
                              MANAGEMENT FEE     ------------------------
        PORTFOLIO             ABSENT WAIVERS       CLASS A      CLASS B
--------------------------  -------------------  ------------  ----------
Global Equity                        0.80%             1.00%       1.25 %
International Equity                 0.80%             1.00%       1.25 %
International Small Cap              0.95%             1.15%         N/A
Asian Equity                         0.80%             1.00%       1.25 %
European Equity                      0.80%             1.00%       1.25 %
Japanese Equity                      0.80%             1.00%       1.25 %
Latin American                       1.10%             1.70%       1.95 %

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, 1994, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

PORTFOLIO MANAGERS -- The following individuals have primary portfolio management responsibility for the Portfolios noted below:

    GLOBAL EQUITY PORTFOLIO -- FRANCES CAMPION. Frances Campion joined the Adviser in January 1990 as a Global Equity Fund Manager and became a Vice President of Morgan Stanley in 1992. Her responsibilities include day to day management of the Global Equity product. Prior to joining the Adviser, Ms. Campion was a U.S. equity analyst with Lombard Odler Limited where she had responsibility for the management of global portfolios. Ms. Campion has ten years global investment experience. She is a graduate of University of College, Dublin.

    INTERNATIONAL EQUITY PORTFOLIO -- DOMINIC CALDECOTT. Dominic Caldecott is a Managing Director and is responsible for research and stock selection in the Pacific Basin and has been primarily responsible for managing the Portfolio's assets since its inception. He has ten years professional experience, primarily in Tokyo, Hong Kong, and Seoul. Prior to joining Morgan Stanley, he worked with GT Management Group in Tokyo and Hong Kong, specializing in Pacific Basin investment management. He became a Vice President of Morgan Stanley in 1987, a principal in 1989, and a Managing Director in 1991. He is responsible for a number of Pacific Basin investment programs for clients of Morgan Stanley. Mr. Caldecott is a graduate of New College, Oxford, England.

    INTERNATIONAL SMALL CAP PORTFOLIO -- MARGARET NAYLOR. Margaret Naylor is a Principal of Morgan Stanley and works with Dominic Caldecott on Pacific Basin research and stock selection. She joined the Adviser in March 1987 and has been primarily responsible for managing the Portfolio's assets since December 1992. Prior to joining the Adviser she spent three years at the Trade Policy Research Centre, an independent research unit. Ms. Naylor is a graduate of the University of York. Ms. Naylor became a Vice President of Morgan Stanley in 1993.

    ASIAN EQUITY PORTFOLIO -- EAN WAH CHIN AND JAMES CHENG. Ean Wah Chin is a Managing Director of Morgan Stanley, and is responsible for the Adviser's regional Asia ex-Japan operations based in Singapore. She has been primarily responsible for managing the Portfolio's assets since its inception. Prior to joining Morgan Stanley in 1986, Ms. Chin spent eight years with the Monetary Authority of Singapore and the Government of Singapore Investment Corporation, where she was a portfolio manager of one of the largest portfolios in Asia. Ms. Chin was an ASEAN scholar educated at the University of Singapore. James Cheng joined the Adviser in 1988 as a portfolio manager for Asian markets and is a Vice President of Morgan Stanley. Mr. Cheng is currently responsible for investments in Hong Kong, China, Taiwan, and South Korea. He has been primarily responsible for managing the Portfolio's assets since its inception. Prior to joining Morgan Stanley, he was affiliated with American Express and with Arthur Andersen, where he spent three years as an auditor/consultant. Mr. Cheng holds an M.B.A. from the University of Michigan, Ann Arbor, Michigan.

    EUROPEAN EQUITY PORTFOLIO -- ROBERT SARGENT. Robert Sargent joined Morgan Stanley International in May, 1986, and transferred to the Adviser in June, 1987. Mr. Sargent is now a Principal of Morgan Stanley and has been primarily responsible for managing the Portfolio's assets since its inception. As the fund manager with primary responsibility for continental European stock selection and portfolio management, Mr. Sargent is closely involved with the Adviser's fundamental research effort and company visiting program. He is a graduate of York University, Toronto, Canada.

    JAPANESE EQUITY PORTFOLIO -- DOMINIC CALDECOTT AND KUNIHIKO SUGIO. Information about Mr. Caldecott is included under International Equity Portfolio above. Mr. Caldecott is responsible for research and stock selection in the Pacific Basin and has been primarily responsible for managing the Portfolio's assets since its inception. Kunihiko Sugio joined the Adviser in December 1993 as a Vice President and manages dedicated Japanese equity portfolios. He has been primarily responsible for managing the Portfolio's assets since its inception. Prior to joining Morgan Stanley, he worked with Baring International Investment Management, Tokyo, where he was a Director and fund manager. He graduated from Wakayama Kokuritsu University.

    LATIN AMERICAN PORTFOLIO -- ROBERT L. MEYER. Robert Meyer joined the Adviser in 1989 and is now a Principal of Morgan Stanley, with primary responsibility for the Adviser's investments in all of Latin America and Israel. He has had primary responsibility for managing the Portfolio's assets since its inception. Robert is co-manager of the Latin American Discovery Fund, Inc. and worked previously in the U.S. equity group at the Adviser. He was born in Argentina and has a B.A. in Economics and Political Science from Yale College and a J.D. from Harvard Law School.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator through its agents will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement, or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

LOCAL ADMINISTRATORS FOR THE LATIN AMERICAN PORTFOLIO

    The Portfolio has entered into an administration agreement (the "Chilean Administration Agreement") with Bice Chileconsult Agente de Valores S.A. (the "Chilean Administrator"), a Chilean corporation, pursuant to which the Chilean Administrator acts as the Portfolio's legal representative in Chile. Under the Chilean Administration Agreement, the Chilean Administrator performs various services for the Portfolio, including making and obtaining all exchange control filings and approvals required for the Portfolio to effect investment and other transactions in Chile and to remit moneys and other assets outside of Chile, obtaining from the relevant authorities in Chile all confirmations or consents relating to the tax status of the Portfolio and all tax rebates and other
payments   which  may  be  due  to  the  Portfolio,  and  performing  all  other administrative duties in Chile required by Chilean law or Chilean authorities through instructions or regulations to be performed. For its services, the Chilean Administrator is paid an annual fee by the Fund equal to the greater of 0.125% of the Portfolio's average weekly net assets invested in Chile or $20,000, paid monthly. Unless terminated by the Fund's Board of Directors upon 60 days' prior written notice, or by the Chilean Administration upon 90 days' prior written notice, the Chilean Administration Agreement will continue automatically from year to year.

    The Latin American Portfolio is required under Brazilian law to have a local administrator in Brazil. Unibanco-Uniao (the "Brazilian Administrator"), a Brazilian corporation, acts as the Portfolio's Brazilian administrator pursuant to an agreement with the Portfolio (the "Brazilian Administration Agreement"). Under the Brazilian Administration Agreement, the Brazilian Administrator performs various services for the Portfolio, including effecting the registration of the Portfolio's foreign capital with the Central Bank of Brazil, effecting all foreign exchange transactions related to the Portfolio's investments in Brazil and obtaining all approvals required for the Portfolio to make remittances of income and capital gains and for the repatriation of the Portfolio's investments pursuant to Brazilian law. For its services, the Brazilian Administrator is paid an annual fee equal to 0.125% of the Portfolio's average weekly net assets invested in Brazil, paid monthly. The principal office of the Brazilian Administrator is located at Avenida Eusebio Matoso, 891, Sao Paulo, S.P., Brazil. The

Brazilian Administration Agreement is terminable upon six months' notice by either party; the Brazilian Administrator may be replaced only by an entity authorized to act as a joint manager of a managed portfolio of bonds and securities under Brazilian law.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio and receives no compensation for its distribution services.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that ate different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares of each Multiclass Portfolio pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). Under each Plan, the Distributor is entitled to receive from each Multiclass Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    Each Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountant's fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A shares of each Portfolio and Class B shares of each Multiclass Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Multiclass Portfolio account opened on or after January 2, 1996 (a "New Multiclass Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares of each Portfolio and $100,000 for Class B shares of each Multiclass Portfolio. The International Equity Portfolio is currently closed to new investors, with the exception of certain Morgan Stanley customers. The minimum initial investment for Class A shares of the International Small Cap Portfolio is $500,000. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Multiclass Portfolio account.

    If the value of a New Multiclass Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholders, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 were designated Class A shares on January 2, 1996. Shares in a Multiclass Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Multiclass Account") with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Multiclass Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Multiclass Account falls below $100,000 because of shareholder redemptions(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Multiclass Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    If a shareholder reduces its total investment in Class A shares of the International Small Cap Portfolio to less than $500,000, the investment may be subject to redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Multiclass Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Multiclass Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of each Portfolio and $100,000 minimum for Class B shares of each Multiclass Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

    Morgan Stanley Institutional Fund, Inc.
    P.O. Box 2798
    Boston, Massachusetts 02208-2798

  Payment will be accepted only in United States dollars, unless prior approval for payment in other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the relevant Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected, and the account number assigned to you) as follows:

      Chase Manhattan Bank, N.A.
      One Chase Manhattan Plaza
      New York, NY 10081-1000
      ABA #021000021
      DDA #910-2-733293
      Attn: Morgan Stanley Institutional Fund, Inc.
      Ref: (Portfolio name, your account number, your account name)

      Please call the Funds at 1-800-548-7786 prior to wiring funds.

 C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of the Portfolios which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE.   The  same procedure outlined  under "By  Federal Funds  Wire"
   above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 for each portfolio, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of each Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio(s) will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolios and the Portfolios' performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares of each Portfolio or Class B shares of each Multiclass Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset values per share of each of the Portfolios are determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of each Portfolio may be redeemed by mail or telephone. No charge is made for redemptions, except for the imposition of the 1% transaction fee described under "Fund Expenses" above, which may be assessed in connection with redemptions of shares of the International Small Cap Portfolio. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by a Portfolio.

BY MAIL

    Each Portfolio will redeem its Class A or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

    (a)A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

    (b)Any required signature guarantees (see "Further Redemption Information" below); and

    (c)Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by regular mail or express mail and it will be implemented at the net asset value next determined after it is received.

Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in any Portfolio for shares of any other available portfolio(s) of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of your current Portfolio, the name(s) of the portfolio into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class(es) of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of each class of the Portfolio. Net asset value is calculated separately for each class of the Portfolios. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the average bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine the prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price for such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expenses charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the "total return" for each class of a Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

    Each of the Portfolios may advertise "total return" which shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years) assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolios' shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmation of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10. Net capital gains, if any, will be distributed annually.

    Undistributed net investment income is included in a Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolios allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolios or their shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders in that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for each of the Fund's Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolios or who act as agents in the purchase of shares of the Portfolios for their clients.

    In purchasing and selling securities for a Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by a Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Fund's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Portfolios, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those Directors who are not "interested persons," as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each Portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of each Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. As of December 18, 1995, Robert College of Istanbul, Turkey was presumed to "control" the Global Equity Portfolio based solely on their ownership of 25% or more of the outstanding voting shares of such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC.
   GLOBAL EQUITY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP,
   ASIAN EQUITY, EUROPEAN EQUITY, JAPANESE EQUITY AND LATIN AMERICAN PORTFOLIOS
   P.O. Box 2798, Boston, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name
-----------------------------------------------------------------------------------------------------------------------------------
      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct taxpayer identification
      If the account is in more than  this is your Social Security    number. Accounts that have a missing or incorrect taxpayer
      one name, CIRCLE THE NAME OF    Number.                         identification number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gifts/                                      results in an overpayment of taxes, a refund may be
      Transfers to Minors Acts),      PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS               For Purchase of the following Portfolio(s):
    SECTION (Class A Shares           GLOBAL EQUITY PORTFOLIO           / / Class A Shares $          / / Class B Shares $
    minimum $500,000 for each                                                                -------                      -------
    Portfolio and Class B shares      INTERNATIONAL SMALL CAP PORTFOLIO / / Class A Shares $
    minimum $100,000 for the                                                                 -------
    Global Equity, International      EUROPEAN EQUITY PORTFOLIO         / / Class A Shares $          / / Class B Shares $
    Equity, Asian Equity,                                                                    -------                       -------
    European Equity, Japanese         LATIN AMERICAN PORTFOLIO          / / Class A Shares $          / / Class B Shares $
    Equity and Latin American                                                                -------                       -------
    Equity Portfolios). Please        INTERNATIONAL EQUITY  PORTFOLIO   / / Class A Shares $          / / Class B Shares $
    indicate Portfolio, class                                                                -------                       -------
    and amount.                       ASIAN  EQUITY  PORTFOLIO          / / Class A Shares $          / / Class B Shares $
                                                                                             -------                       -------
                                      JAPANESE  EQUITY  PORTFOLIO       / / Class A Shares $          / / Class B Shares $
                                                                                             -------                       -------
                                                                        Total Initial Investment $
                                                                                                   ------------
-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate portfolio, / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--
      manner of payment.             PORTFOLIO NAME)
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account No.
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  No.     (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)
-----------------------------------------------------------------------------------------------------------------------------------

  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
     OPTION                      additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION AND              agents to honor any telephone requests to    ------------------------- -------------------------
     EXCHANGE OPTION             wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at rights and/or       (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem or       and address in which my/our fund account                                       Bank ABA No.
     exchange shares by          is registered if such requests are believed
     telephone. A                to be authentic.
     SIGNATURE GUARANTEE IS      THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     REQUIRED IF BANK ACCOUNT    WILL EMPLOY REASONABLE PROCEDURES TO          Name(s) in which your Bank Account is Established
     IS NOT REGISTERED           CONFIRM THAT INSTRUCTIONS COMMUNICATED BY
     IDENTICALLY TO YOUR         TELEPHONE ARE GENUINE.  THESE PROCEDURES     ---------------------------------------------------
     FUND ACCOUNT.               INCLUDE REQUIRING THE INVESTOR TO PROVIDE                    Bank's Street Address
                                 CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     TELEPHONE REQUESTS FOR      THE TIME AN ACCOUNT IS OPENED AND PRIOR TO    ---------------------------------------------------
     REDEMPTIONS OR EXCHANGES    EFFECTING EACH TRANSACTION REQUESTED BY       City                State                       Zip
     WILL NOT BE HONORED UNLESS  TELEPHONE.  IN ADDITION, ALL TELEPHONE
     THE BOX IS CHECKED.         TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provide at right.           ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF                The undersigned certify that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS                 shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER                Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION               I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    6
Prospectus Summary................................   14
Investment Objectives and Policies................   18
Additional Investment Information.................   26
Investment Limitations............................   35
Management of the Fund............................   35
Purchase of Shares................................   40
Redemption of Shares..............................   44
Shareholder Services..............................   45
Valuation of Shares...............................   46
Performance Information...........................   47
Dividends and Capital Gains Distributions.........   48
Taxes.............................................   48
Portfolio Transactions............................   49
General Information...............................   50
Account Registration Form

                            GLOBAL EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                       INTERNATIONAL SMALL CAP PORTFOLIO
                             ASIAN EQUITY PORTFOLIO
                           EUROPEAN EQUITY PORTFOLIO
                           JAPANESE EQUITY PORTFOLIO
                            LATIN AMERICAN PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

------------------------------------------------
------------------------------------------------
------------------------------------------------
------------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Emerging Markets Portfolio and the Emerging Markets Debt Portfolio (the "Portfolios"). On January 2, 1996, the Portfolios began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolios owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).

    The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    Emerging markets securities are subject to special risks. See "Foreign Investment Risk Factors."

    INVESTORS SHOULD NOTE THAT EACH PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES AND UP TO 25% OF ITS NET ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator") and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional Portfolios which are described in other prospectuses and under the Prospectus Summary section herein. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) BALANCED -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

  THESE SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND  EXCHANGE COMMISSION OR ANY STATE  SECURITIES COMMISSION, NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE SECURITIES  COMMISSION
     PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
      REPRESENTATION   TO   THE   CONTRARY   IS   A   CRIMINAL    OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                                                              EMERGING
                                                                                 EMERGING      MARKETS
                                                                                  MARKETS       DEBT
SHAREHOLDER TRANSACTION EXPENSES                                                 PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Deferred Sales Load
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Redemption Fees
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None
Exchange Fees
  Class A.....................................................................        None         None
  Class B.....................................................................        None         None

                                                                                              EMERGING
                                                                                 EMERGING      MARKETS
ANNUAL FUND OPERATING EXPENSES                                                    MARKETS       DEBT
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)                                         PORTFOLIO    PORTFOLIO
                                                                                -----------  -----------
Management Fee*
  Class A.....................................................................       1.25%        1.00%
  Class B.....................................................................       1.25%        1.00%
12b-1 Fees
  Class A.....................................................................        None         None
  Class B.....................................................................       0.25%        0.25%
Other Expenses
  Class A.....................................................................       0.50%        0.40%
  Class B.....................................................................       0.50%        0.40%
                                                                                -----------  -----------
Total Operating Expenses*
  Class A.....................................................................       1.75%        1.40%
  Class B.....................................................................       2.00%        1.65%
                                                                                -----------  -----------
                                                                                -----------  -----------

------------------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolios, if necessary, if such fees would cause the Portfolios' total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The management fees are 1.25% for the Emerging Markets Portfolio and 1.00% for the Emerging Markets Debt Portfolio. The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for each Portfolio have been restated to reflect current fees. The Class B expenses and fees for each Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of each Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The following example is based on total operating expenses of the Portfolios after fee waivers.

                                                                     1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                    ---------  ---------  ---------  -----------
Emerging Markets Portfolio
  Class A.........................................................  $      17  $      54  $      93   $     203
  Class B.........................................................         20         63        108         233
Emerging Markets Debt Portfolio
  Class A.........................................................         15         47         81         178
  Class B.........................................................         17         52         90         195

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to continue to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolios, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state laws.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares for the Emerging Markets and Emerging Markets Debt Portfolios for each of the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders,
respectively, and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares of the Portfolios is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                           EMERGING MARKETS PORTFOLIO

                                     SEPTEMBER 25,    TWO MONTHS                                      SIX MONTHS
                                       1992* TO          ENDED        YEAR ENDED      YEAR ENDED         ENDED
                                      OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    JUNE 30, 1995
                                         1992            1992            1993+           1994         (UNAUDITED)
                                     -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $   10.00       $   10.11       $   10.22       $   19.00       $   16.30
                                     -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Gain/(Loss) (1)...         --              --           (0.01)          (0.04)           0.07
  Net Realized and Unrealized Gain/
   (Loss) on Investments...........       0.11            0.11            8.79           (2.56)          (1.24)
                                     -------------   -------------   -------------   -------------   -------------
  Total from Investment
   Operations......................       0.11            0.11            8.78           (2.60)          (1.17)
                                     -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Realized Gain/(Loss).........         --              --              --           (0.10)          (0.92)
                                     -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD.....  $   10.11       $   10.22       $   19.00       $   16.30       $   14.21
                                     -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------
TOTAL RETURN.......................       1.10%           1.09%          85.91%          (9.63)%         (7.46)%
                                     -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands).......................  $  28,806       $  74,219       $ 735,352       $ 929,638       $ 969,631
Ratio of Expenses to Average Net
 Assets (1)(2).....................       1.75%**         1.75%**         1.75%           1.75%           1.75%
Ratio of Net Investment Gain/(Loss)
 to
 Average Net Assets (1)(2).........      (0.53)%**       (0.33)%**       (0.06)%         (0.26)%          0.99%
Portfolio Turnover Rate............          0%              2%             52%             32%             21%

------------------------------

(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income........  $  0.02     $  0.00     $   0.01         N/A    $   0.01
    Ratios before expense limitation:
    Expenses to Average Net Assets....................     4.82%**     2.48%**     1.79%        N/A        1.85%
    Net Investment Gain/(Loss) to Average Net
     Assets...........................................    (3.60)%**   (1.06)%**   (0.10)%       N/A        0.89%

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.75% of the average daily net assets of the Class A shares and 2.00% of the average net assets of the Class B shares. The Adviser did not waive fees or reimburse expenses for the year ended December 31, 1994. In the period ended October 31, 1992, the two month period ended December 31, 1992, the year ended December 31, 1993 and the six months ended June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totalling $58,000, $50,000, $122,000 and $447,000, respectively, for the Emerging Markets Portfolio.

 * Commencement of Operations.

** Annualized.

 + Per share amounts for the year ended December 31, 1993 are based on average outstanding shares.

                        EMERGING MARKETS DEBT PORTFOLIO

                                                                                  PERIOD FROM
                                                                               FEBRUARY 1, 1994*
                                                                                TO DECEMBER 31,      SIX MONTHS ENDED
                                                                                     1994              JUNE 30, 1995
                                                                              -------------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................................  $         10.00       $          8.59
                                                                                     --------              --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.....................................................             0.50                  0.67
  Net Realized and Unrealized Gain/(Loss) on Investments....................            (1.91)                 0.24
                                                                                     --------              --------
  Total from Investment Operations..........................................            (1.41)                 0.91
                                                                                     --------              --------
DISTRIBUTIONS
  Net Investment Income.....................................................        --                        (0.48)
                                                                                     --------              --------
NET ASSET VALUE, END OF PERIOD..............................................  $          8.59       $          9.02
                                                                                     --------              --------
                                                                                     --------              --------
TOTAL RETURN................................................................           (14.10)%               11.32%
                                                                                     --------              --------
                                                                                     --------              --------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands).......................................  $       144,949       $       179,543
Ratio of Expenses to Average Net Assets.....................................             1.49%**               1.46%**
Ratio of Net Investment Income to Average Net Assets........................             9.97%**              16.61%**
Portfolio Turnover Rate.....................................................              273%                  201%

------------------------
 * Commencement of Operations.
** Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by  investing
     primarily   in  debt  securities   of  government,  government-related  and
     corporate issuers located in emerging countries.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of under $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The  LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The  EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by
     investing   in  growth-oriented  equity  securities  of  medium  and  large capitalization companies.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.
    BALANCED:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.
    FIXED INCOME:

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The  MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.
    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the

Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    Investing in emerging country securities involves certain considerations not typically associated with investing in securities of U.S. companies, including
(1) restrictions on foreign investment and on repatriation of capital invested in emerging countries, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on emerging country securities markets or lack of a secondary trading market for such securities and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in emerging countries are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in emerging countries than in the U.S. There is also generally less governmental regulation of the securities industry in emerging countries than in the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the U.S. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, each Portfolio may invest in repurchase agreements, lend its portfolio securities and purchase securities on a when-issued basis. Each Portfolio may invest in foreign currency futures contracts and options to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. There is no assurance that each Portfolio will attain its objective. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE EMERGING MARKETS PORTFOLIO

    The investment objective of the Portfolio is to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks. Under normal conditions, at least 65% of the Portfolio's total assets will be invested in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, which includes the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio intends to invest primarily in some or all of the following countries:

Argentina        Botswana         Brazil           Chile
China            Colombia         Greece           Hong Kong
Hungary          India            Indonesia        Jamaica
Jordan           Kenya            Malaysia         Mexico
Nigeria          Pakistan         Peru             Philippines
Poland           Portugal         Russia           South Africa
South Korea      Sri Lanka        Taiwan           Thailand
Turkey           Venezuela        Zimbabwe

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantees to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantees would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

    An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country,

(ii) alone, or on a consolidated basis, the company derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) the company is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.)

    To the extent that the Portfolio's assets are not invested in emerging country equity securities, the remainder of the assets may be invested in (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country, (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries, and (iii) short-term and medium-term debt securities of the type described below under "Temporary Instruments." The
Portfolio's assets may be invested in debt securities when the Portfolio believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such debt securities offer opportunities for long-term capital appreciation. It is likely that many of the debt securities in which the Portfolio will invest will be unrated, and whether or not rated, such securities may have speculative characteristics. When deemed appropriate by the Adviser, the Portfolio may invest up to 10% of its total assets (measured at the time of the investment) in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default. For temporary defensive purposes, the Portfolio may invest less than 65% of its total assets in emerging country equity securities, in which case the Portfolio may invest in other equity securities or may invest in debt securities of the kind described under "Temporary Investments" below.

    The Portfolio may invest indirectly in securities of emerging country issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"). ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR.

THE EMERGING MARKETS DEBT PORTFOLIO

    The investment objective of the Portfolio is to seek high total return. In seeking to achieve this objective, the Portfolio will seek to invest at least 65% of its total assets in debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. In addition, the Portfolio may invest up to 35% of its total assets in debt securities of corporate issuers located in or organized under the laws of emerging countries. See "The Emerging Markets Portfolio" above for a definition of emerging countries.

    The Adviser intends to invest the Portfolio's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. Initially, the Portfolio expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

Algeria               India                 Philippines
Argentina             Indonesia             Poland
Brazil                Ivory Coast           Portugal
Bulgaria              Jamaica               Russia
Chile                 Jordan                Slovakia
China                 Malaysia              South Africa
Colombia              Mexico                Thailand
Costa Rica            Morocco               Trinidad & Tobago
Czech Republic        Nicaragua             Tunisia
Dominican Republic    Nigeria               Turkey
Ecuador               Pakistan              Uruguay
Egypt                 Panama                Venezuela
Greece                Paraguay              Zaire
Hungary               Peru

In selecting emerging country debt securities for investment by the Investment Fund, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. While the Portfolio generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal conditions, the Portfolio's assets will be invested in issuers in at least three countries.

    The Portfolio's investments in government, government-related and restructured debt securities will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, the Portfolio's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act. See "Additional Investment Information -- Structured Securities."

    The Portfolio's investments in debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country.

Determinations as to eligibility will be made by the Adviser based on publicly available information and inquiries made to the issuer. (See "Foreign Investment Risk Factors" for a discussion of the nature of information publicly available for non-U.S. issuers.) The Portfolio may also invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. See "Investment Objectives and Policies -- Emerging Country Equity and Debt Securities" in the Statement of Additional Information for further information about Brady Bonds.

    Emerging country debt securities held by the Portfolio will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. dollar-denominated emerging country debt securities held by the Portfolio will generally be listed but not traded on a securities exchange, and non-U.S. dollar-denominated securities held by the Portfolio may or may not be listed or traded on a securities exchange. Investments in emerging country debt securities entail special investment risks. See "Additional Investment Information -- Foreign Investment Risk Factors." The Portfolio will be subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years.

    The Portfolio is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Portfolio's assets may be invested in non-U.S. dollar-denominated securities. The portion of the Portfolio's assets invested in securities denominated in currencies other than the U.S. dollar will vary depending on market conditions. Although the Portfolio is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. dollar-denominated debt securities, the Portfolio may be limited in its ability to hedge against these risks. See "Additional Investment Information -- Forward Foreign Currency Exchange Contracts" and "Foreign Currency Futures Contracts and Options" in the Statement of Additional Information.

    In selecting particular emerging country debt securities for investment by the Portfolio, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Emerging country debt securities in which the Portfolio may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Portfolio's investments are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or are expected to be unrated securities of comparable quality. These types of debt obligations are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and of volatility in price than securities in higher rating categories. Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

    The Portfolio is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Portfolio's shares and increases in the yield on the Portfolio's investments. See "Additional Investment Information -- Borrowing and Other Forms of Leverage."

    The Portfolio may also invest in zero coupon, pay-in-kind or deferred payment securities and in securities that may be collateralized by zero coupon securities (such as Brady Bonds). Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." Because the Portfolio will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. The Portfolio accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    The Portfolio may also invest up to 5% of its total assets in mortgage-backed securities and in other asset-backed securities issued by non-governmental entities, such as banks and other financial institutions. Mortgage-backed securities include mortgage pass-through securities and collateralized mortgage obligations. Asset-backed securities are collateralized by such assets as automobile or credit card receivables and are securitized either in a pass-through structure or in a pay-through structure similar to a CMO.

    The Portfolio's investments in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Portfolio may have limited recourse in the event of default on such debt instruments. The Portfolio may invest in loans, assignments of loans and participations in loans. See "Additional Investment Information."

                       ADDITIONAL INVESTMENT INFORMATION

    AMERICAN DEPOSITARY RECEIPTS. The Portfolios may on occasion invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be

"sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. The Portfolios may invest in sponsored and unsponsored ADRs.

    BORROWING AND OTHER FORMS OF LEVERAGE. The Emerging Markets Debt Portfolio is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of the Portfolio's total assets (including the amount borrowed) less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowings create leverage, which is a speculative characteristic. Although the Portfolio is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with borrowed monies. Borrowing by the Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Portfolio's net asset value per share and net yield. The Portfolio expects that all of its borrowing will be made on a secured basis. The Portfolio's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    FOREIGN INVESTMENT. Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid by U.S. companies. Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, and the possible adoption of foreign governmental restrictions such as exchange controls. Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. The Portfolios could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. With respect to any emerging country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of each Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside of the U.S. Investments in securities of foreign issuers are frequently denominated in foreign currencies, and because each Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of each Portfolio's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolios may enter into forward foreign currency exchange contracts that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by a Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information. As another means of reducing the risks associated with investing in securities denominated in foreign currencies, the Portfolios may enter into contracts for the future acquisition or delivery of foreign currencies and may purchase foreign currency options. These investment techniques are designed primarily to hedge against anticipated future changes in currency prices, that otherwise might adversely affect the value of the Portfolio's portfolio securities. A Portfolio will incur brokerage fees when it purchases or sells futures contracts or options, and it will be required to maintain margin deposits. As set forth below, futures contracts and options entail risks, but the Adviser believes that use of such contracts and options may benefit the Portfolio by diminishing currency risks. A Portfolio will not enter into any futures contract or option if immediately thereafter the value of all the foreign currencies underlying its futures contracts and foreign currency options would exceed 10% of the value of its total assets. In addition, a Portfolio may enter into a futures contract only if immediately thereafter not more than 5% of its total assets are required as deposit to secure obligations under such contracts. The primary risks associated with the use of futures and options are (i) failure to predict accurately the direction of currency movements and (ii) market risks (e.g., lack of liquidity or lack of correlation between the change in value of underlying currencies and that of the value of the Portfolio's futures or options contracts). The risk that a Portfolio will be unable to close out a futures position or options contract will be minimized by the Portfolio only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions, see "Investment Objectives and Policies" in the Statement of Additional Information. The Emerging Markets Debt Portfolio may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Portfolio the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Portfolio the right to purchase a currency at the exercise price until the expiration of the option. The Portfolio's Custodian will place cash, U.S. government securities or high-grade debt securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Portfolio's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    INVESTMENT FUNDS. Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Portfolios may invest in these investment funds subject to the provisions of the 1940 Act, and other applicable laws as discussed below under "Investment Restrictions." If a Portfolio invests in such investment funds, the Portfolio's shareholders will bear not only their proportionate share of the expenses of the Portfolio (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. These Portfolios may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If a Portfolio does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

    LOAN PARTICIPATIONS AND ASSIGNMENTS. The Emerging Markets and Emerging Markets Debt Portfolios may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy. When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's portfolio and calculating its net asset value.

    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing their net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will not enter into securities loan transactions exceeding in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although each Portfolios intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolios may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include: obligations of the United States government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. As a general matter, each Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933 (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the

Portfolio may invest up to 25% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    REVERSE REPURCHASE AGREEMENTS. The Emerging Markets Debt Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of cash, U.S. Government securities or other liquid high grade debt obligations in an amount at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's ability to maintain a stable net asset value. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

    SHORT SALES. The Emerging Markets Debt Portfolio may from time to time sell securities short without limitation, although initially the Portfolio does not intend to sell securities short. A short sale is a transaction in which the Investment Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Investment Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Investment Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    STOCK OPTION AND INDEX FUTURES CONTRACTS. Each Portfolio may seek to increase its return or may hedge all or a portion of its portfolio investments through stock options and stock index futures contracts with respect to securities in which the Portfolio may invest. There currently are limited options and stock index futures markets in emerging countries and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of stock option and stock index futures contracts by emerging country stock exchanges. Each Portfolio will only engage in transactions in stock options and stock index futures contracts which are traded on a recognized securities or futures exchange. The Emerging Markets Debt Portfolio may write (i.e., sell) covered call options on securities and loan participations and assignments held in its portfolio, which options give the purchaser the right to buy the underlying security, loan participation or assignment covered by the option from the Portfolio at the stated exercise price. A "covered" call option means that so long as the Portfolio is obligated as the writer of the option, it will own (i) the underlying security, loan participation or assignment subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the security, loan participation or assignment subject to the option. As a matter of operating policy, the aggregate value of the underlying securities, loan participations and assignments on which options will be written at any one time will not exceed 5% of the total assets of the Portfolio. In addition, as a matter of operating policy, the Portfolio may purchase put and call options on securities, loan participations or assignments. The Portfolio will receive a premium from writing call options, which increases the Portfolio's return on the underlying security, loan participation or assignment in the event the option expires unexercised or is closed out at a profit. By writing a call, the Portfolio will limit its opportunity to profit from an increase in the market value of the underlying security, loan participation or assignment above the exercise price of the option for as long as the Portfolio's obligation as writer of the option continues. Thus, in some periods the Portfolio will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities, loan participations and assignments had it not written call options. The Portfolio pays a premium to purchase an option and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security, loan participation or assignment must change and the change must be sufficient to cover the premiums and commissions paid. A price change in the security, loan participation or assignment underlying the option does not assure a profit because prices in the options markets may not always reflect such change. The Emerging Markets Debt Portfolio may purchase and sell indexed financial futures contracts. An indexed futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of indexed futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant debt market. No assurance can be given that the Adviser's judgment in this respect will be correct. The Portfolio may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Portfolio is not fully invested in emerging country debt securities and anticipates a significant market advance, it may purchase indexed futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of debt securities.

    STRUCTURED SECURITIES. The Emerging Markets Debt Portfolio may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Emerging Markets Portfolio may reduce its holdings in equity and other securities, and the Emerging Markets Debt Portfolio may reduce its holdings in emerging country debt securities, for temporary defensive purposes, and the Portfolios may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the U.S. or emerging country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or emerging country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and emerging country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries).

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Each Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high grade debt securities or equity securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if, among other factors, the general level of interest rates has changed. It is a current policy of each Portfolio not to enter into when-issued commitments or delayed delivery securities exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities, other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Each Portfolio is a non-diversified portfolio under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, each Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. However, each Portfolio intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes" below and "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets, except the Emerging Markets Debt Portfolio is not subject to such limits on borrowing and may borrow from banks and other entities in amounts not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of the Portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of either Portfolio to exceed the respective percentage of average daily net assets set forth in the table below.

                                                          MAXIMUM TOTAL ANNUAL
                                                               OPERATING
                                                       EXPENSES AFTER FEE WAIVERS
                                                       --------------------------

                                        MANAGEMENT
             PORTFOLIO                      FEE          CLASS A       CLASS B
------------------------------------  ---------------  ------------  ------------
Emerging Markets Portfolio                   1.25%           1.75%         2.00%
Emerging Markets Debt Portfolio              1.00%           1.40%         1.65%

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following individuals have primary responsibility for the Portfolio indicated below.

    EMERGING MARKETS PORTFOLIO -- MADHAV DHAR. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal Portfolio Manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is a Director of the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company). He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Mr. Dhar has had primary responsibility for managing the Portfolio's assets since inception.

    EMERGING MARKETS DEBT PORTFOLIO -- PAUL GHAFFARI. Paul Ghaffari is a Principal of Morgan Stanley. He joined the Adviser in June 1993 as a Vice President and Portfolio Manager for the Morgan Stanley Emerging Markets Debt Fund (a closed-end investment company). Prior to joining the Adviser, Mr. Ghaffari was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, he worked in LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co. Inc. and worked in the Treasury Department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pamona College and an M.S. in Foreign Service from Georgetown University. Mr. Ghaffari has had primary responsibility for managing the Portfolio's assets since inception.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interest of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan
Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares for each Portfolio pursuant to Rule 12b-1 under the 1940 Act (each a "Plan"). Under each Plan, the Distributor is entitled to receive from the Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    Each Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Emerging Markets Portfolio pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Fund or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by MFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including organizational costs, legal fees, accountant's fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for either Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial invesment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a
Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemptions(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio acccount increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form, and mailing it, together with a check ($500,000 minimum for Class A shares of each Portfolio and $100,000 for Class B shares of each Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

     Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of each of the Portfolios determined on the next business day after receipt.

2) BY FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank  wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

    Chase Manhattan Bank, N.A.
    One Chase Manhattan Plaza
    New York, NY 10081-1000
    ABA#021000021
    DDA# 910-2-733293
    Attn: Morgan Stanley Institutional Fund, Inc.
    Ref: (Portfolio name, your account number, your account name)

    Please call the Fund at 1-800-548-7786 prior to wiring funds.

C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

  Purchase orders for shares of each Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name and portfolio be specified in the letter or wire to ensure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free:
1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of the Portfolios is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the regular close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolios will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is canceled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future purchases in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of each Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of each Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of each of the Portfolios is determined at the regular close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolios may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    Each Portfolio will redeem its Class A or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

        (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

        (b)  Any  required   signature  guarantees   (see  "Further   Redemption
    Information" below); and

        (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be sent to Morgan Stanley Institutional Fund, Inc., c/o Mutual Funds Service Company, 73 Tremont Street, Boston, Massachusetts 02108. The Fund and the

Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests.
Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in either Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of your current portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class of each of the portfolios involved in the exchange of shares at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of each Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determined prices in accordance with the above-stated procedures, are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distributions expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise the total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will automatically be reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    Each Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains of each Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of each Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under

The Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (I.E., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of each Portfolio will differ at times. Expenses of each Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. Each Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio generally will qualify for the 70% dividends-received deduction for corporate shareholders. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, each Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although each Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that each Portfolio will be able to do so.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those Directors who are not "interested persons," as defined in the Investment Company Act of 1940 (the "1940 Act") have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although neither Portfolio will invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. The Emerging Markets Portfolio anticipates that, under normal circumstances, its annual portfolio turnover rate will not exceed 50%. The Emerging Markets Debt Portfolio anticipates that, under normal circumstances, its annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolio's historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EMERGING MARKETS AND EMERGING MARKETS DEBT PORTFOLIOS
          P.O. Box 2798, Boston, MA 02208-2798
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                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
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  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name

      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer     IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct Taxpayer Identification
      If the account is in more than  this is your Social Security    Number. Accounts that have a missing or incorrect Taxpayer
      one name, CIRCLE THE NAME OF    Number.                         Identification Number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gifts/                                      results in an overpayment of taxes, a refund may be
      Transfers to Minors Acts),      PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS         For Purchase of the following Portfolio(s):
    SELECTION (Class A shares
    minimum $500,000 and         Emerging Markets Portfolio      / / Class A Shares $              / / Class B Shares $
    Class B shares minimum                                                           -------------                     ------------
    $100,000). Please            Emerging Markets Debt Portfolio / / Class A Shares $              / / Class B Shares $
    indicate Portfolio,                                                               -------------                     ------------
    class and amount.                                            Total Initial Investment $
                                                                                          ------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate manner of  / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)
      payment.
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account No.
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on                                                      -
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  No.     (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)

-----------------------------------------------------------------------------------------------------------------------------------


  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
    OPTION                       additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
                                 wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at right and/or        (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem shares   and address in which my/our fund account                                       Bank ABA No.
     by telephone.  A SIGNATURE  is registered if such requests are believed  ---------------------------------------------------
     GUARANTEE IS REQUIRED IF    to be authentic.                              Name(s) in which your BANK Account is Established
     BANK ACCOUNT IS NOT
     REGISTERED IDENTICALLY TO   THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     YOUR FUND ACCOUNT.          WILL EMPLOY REASONABLE PROCEDURES TO                         Bank's Street Address

     TELEPHONE REQUESTS FOR      CONFIRM THAT INSTRUCTIONS COMMUNICATED BY    ---------------------------------------------------
     REDEMPTIONS                 TELEPHONE ARE GENUINE.  THESE PROCEDURES     City                State                       Zip
     WILL NOT BE                 INCLUDE REQUIRING THE INVESTOR TO PROVIDE
     HONORED UNLESS THE          CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     BOX IS                      THE TIME AN ACCOUNT IS OPENED AND PRIOR TO
     CHECKED.                    EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE.  IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provided at right.          ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF            The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS             shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER            Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION           I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    7
Investment Objectives and Policies................   11
Additional Investment Information.................   15
Investment Limitations............................   23
Management of the Fund............................   23
Purchase of Shares................................   26
Redemption of Shares..............................   30
Shareholder Services..............................   31
Valuation of Shares...............................   32
Performance Information...........................   33
Dividends and Capital Gains Distributions.........   33
Taxes.............................................   34
Portfolio Transactions............................   35
General Information...............................   36
Account Registration Form

                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

---------------------------------
---------------------------------
---------------------------------
---------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
 -----------------------------------------------------------------------------

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO

                               PORTFOLIOS OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                 --------------

    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios (the "Portfolios"). On January 2, 1996, the Portfolios began offering two classes of shares, the Class A shares and the Class B shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolios have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).

    The   EQUITY  GROWTH  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in growth-oriented equity securities of medium and large capitalization corporations.

    The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small-to-medium sized corporations.

    The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    The AGGRESSIVE EQUITY PORTFOLIO is a non-diversified portfolio that seeks long-term capital appreciation by investing primarily in corporate equity and equity-linked securities.

    INVESTORS SHOULD NOTE THAT EACH OF THE EQUITY GROWTH AND AGGRESSIVE EQUITY PORTFOLIOS MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES. INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.

    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.

    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, Value Equity and U.S. Real Estate Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
       SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE   SECURITIES
       COMMISSION   PASSED  UPON  THE  ACCURACY   OR  ADEQUACY  OF  THIS
        PROSPECTUS. ANY REP        RESENTATION TO  THE CONTRARY IS  A
                               CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolios indicated below will incur:

                                                               EQUITY      EMERGING                 AGGRESSIVE
                                                               GROWTH       GROWTH      MICROCAP      EQUITY
SHAREHOLDER TRANSACTION EXPENSES                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------  -----------  -----------  -----------  -----------
Maximum Sales Load Imposed on Purchases
  Class A..................................................        None         None         None         None
  Class B..................................................        None         None         None         None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A..................................................        None         None         None         None
  Class B..................................................        None         None         None         None
Deferred Sales Load
  Class A..................................................        None         None         None         None
  Class B..................................................        None         None         None         None
Redemption Fees
  Class A..................................................        None         None         None         None
  Class B..................................................        None         None         None         None
Exchange Fees
  Class A..................................................        None         None         None         None
  Class B..................................................        None         None         None         None


                                                               EQUITY      EMERGING                 AGGRESSIVE
                                                               GROWTH       GROWTH      MICROCAP      EQUITY
ANNUAL FUND OPERATING EXPENSES                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
-----------------------------------------------------------  -----------  -----------  -----------  -----------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waivers)*
  Class A..................................................       0.50%        0.97%        1.05%+       0.00%
  Class B..................................................       0.50%        0.97%        1.05%+       0.00%
12b-1 Fees
  Class A..................................................        None         None         None         None
  Class B..................................................       0.25%        0.25%        0.25%+       0.25%
Other Expenses
  Class A..................................................       0.30%        0.28%        0.45%+       1.00%
  Class B..................................................       0.30%        0.28%        0.45%+       1.00%
                                                             -----------  -----------  -----------  -----------
Total Operating Expenses (Net of Fee Waivers)*
  Class A..................................................       0.80%        1.25%        1.50%+       1.00%
  Class B..................................................       1.05%        1.50%        1.75%+       1.25%
                                                             -----------  -----------  -----------  -----------
                                                             -----------  -----------  -----------  -----------

--------------
*The Adviser has agreed to waive its management fees and/or reimburse each Portfolio, if necessary, if such fees would cause any of the total annual operating expenses of the Portfolios to exceed a specified percentage of their respective average daily net assets. Set forth below, for each Portfolio, are the management fees and total operating expenses absent such fee waivers and/or expense reimbursements as a percent of average daily net assets of the Class A shares and Class B shares, respectively, of each Portfolio.

                                                                                 TOTAL OPERATING EXPENSES
                                                                                    ABSENT FEE WAIVERS
                                                             MANAGEMENT FEES     ------------------------
PORTFOLIO                                                  ABSENT FEE WAIVERS      CLASS A      CLASS B
--------------------------------------------------------  ---------------------  -----------  -----------
Equity Growth...........................................            0.60%             0.90%        1.15%
Emerging Growth.........................................            1.00%             1.28%        1.53%
MicroCap................................................            1.25%             1.50%+       1.75%+
Aggressive Equity.......................................            0.80%             2.26%        2.51%

+Estimated.

 These reductions became or will become effective as of the inception of each Portfolio. As a result of these reductions, the Management Fees stated above are lower than the contractual fees stated under "Management of the Fund." For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolios will bear directly or indirectly. The Class A expenses and fees for the Equity Growth and Emerging Growth Portfolios have been restated to reflect current fees. The Class A expenses and fees for the Aggressive Equity Portfolio are estimated using actual figures for the period ended June 30, 1995. The Class A expenses and fees for the MicroCap Portfolio are based on estimates, assuming that the average daily net assets of the Class A shares of the MicroCap Portfolio will be $50,000,000. The Class B expenses and fees for each Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of each Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolios charge no redemption fees of any kind. The example is based on total operating expenses of the Portfolios after fee waivers.

                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     -----------  -----------  -----------  -----------
Equity Growth Portfolio
  Class A..........................................................   $       8    $      26    $      44    $      99
  Class B..........................................................          11           33           58          128
Emerging Growth Portfolio
  Class A..........................................................          13           40           69          151
  Class B..........................................................          15           47           82          179
MicroCap Portfolio
  Class A..........................................................          15           47        *            *
  Class B..........................................................          18           55        *            *
Aggressive Equity Portfolio
  Class A..........................................................          10           32        *            *
  Class B..........................................................          13           40        *            *

--------------
*Because the MicroCap Portfolio has not yet commenced operations and the Aggressive Equity Portfolio has recently become operational, the Fund has not projected expenses beyond the 3-year period shown for either Portfolio.

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolios, if necessary, if in any fiscal year the sum of the Portfolios' expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Equity Growth, Emerging Growth and Aggressive Equity Portfolios for each of the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. Additional performance information for the Class A shares is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Financial Highlights are not available for the MicroCap Portfolio since it was not operational as of June 30, 1995. Subsequent to October 31, 1992 (the Fund's prior fiscal year end), the Fund changed its fiscal year end to December 31. The financial statements, including financial highlights, for the Aggressive Equity Portfolio from March 8, 1995 to June 30, 1995 are unaudited. The following information should be read in conjunction with the financial statements and notes thereto.

                            EQUITY GROWTH PORTFOLIO

                                       APRIL 2,                     TWO MONTHS                                       SIX MONTHS
                                       1991* TO      YEAR ENDED        ENDED        YEAR ENDED      YEAR ENDED         ENDED
                                     OCTOBER 31,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    JUNE 30, 1995
                                         1991           1992           1992            1993            1994         (UNAUDITED)
                                     ------------   ------------   -------------   -------------   -------------   --------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................  $  10.00       $  10.66       $   11.44       $   11.88       $   12.14       $    12.02
                                     ------------   ------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)........      0.05           0.16            0.03            0.22            0.17             0.10
  Net Realized and Unrealized Gain

   on Investments..................      0.61           0.82            0.41            0.28            0.21             2.56
                                     ------------   ------------   -------------   -------------   -------------   --------------
    Total from Investment
     Operations....................      0.66           0.98            0.44            0.50            0.38             2.66
                                     ------------   ------------   -------------   -------------   -------------   --------------

DISTRIBUTIONS
  Net Investment Income............        --          (0.20)             --           (0.23)          (0.13)           (0.10)
  In Excess of Net Investment
   Income..........................        --             --              --           (0.01)             --               --
  Net Realized Gain................        --             --              --              --           (0.37)           (0.42)
                                     ------------   ------------   -------------   -------------   -------------   --------------
    Total Distributions............        --          (0.20)             --           (0.24)          (0.50)           (0.52)
                                     ------------   ------------   -------------   -------------   -------------   --------------
NET ASSET VALUE, END OF PERIOD.....  $  10.66       $  11.44       $   11.88       $   12.14       $   12.02       $    14.16
                                     ------------   ------------   -------------   -------------   -------------   --------------
                                     ------------   ------------   -------------   -------------   -------------   --------------
TOTAL RETURN.......................      6.60%          9.26%           3.85%           4.33%           3.26%           23.05%
                                     ------------   ------------   -------------   -------------   -------------   --------------
                                     ------------   ------------   -------------   -------------   -------------   --------------
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period
   (Thousands).....................  $ 18,139       $ 36,558       $  45,985       $  73,789       $  97,259       $  146,773
  Ratio of Expenses to Average Net
   Assets (1)......................      0.80%**        0.80%           0.80%**         0.80%           0.80%            0.80%**
  Ratio of Net Investment Income to
   Average Net Assets (1)..........      2.34%**        1.73%           1.93%**         1.59%           1.44%            1.71%
  Portfolio Turnover Rate..........         3%            38%              1%            172%            146%              77%

-----------------------------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net
       investment income..............  $   0.03       $   0.02       $    0.01       $    0.02       $    0.01       $     0.01
    Ratios before expense limitation:
      Expenses to Average Net
       Assets.........................      1.37%**        1.01%           1.11%**         0.93%           0.89%            0.90%**
      Net Investment Income to
       Average Net Assets.............      1.77%**        1.52%           1.62%**         1.46%           1.35%            1.60%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.60% of the average daily net assets of the Equity Growth Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Equity Growth Portfolio to the extent that the total operating expenses of the Equity Growth Portfolio exceed 0.80% of the average daily net assets of the Class A shares and 1.05% of the average daily net assets of the Class B shares. In the period ended October 31, 1991, the year ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994 and the six months ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $23,000, $51,000, $22,000, $68,000, $83,000 and $60,664, respectively, for the Equity Growth Portfolio.
 * Commencement of Operations.
 ** Annualized.

                           EMERGING GROWTH PORTFOLIO

                                                                                                                         SIX MONTHS
                           NOVEMBER 1,                                   TWO MONTHS                                        ENDED
                             1989* TO      YEAR ENDED     YEAR ENDED        ENDED        YEAR ENDED      YEAR ENDED       JUNE 30,
                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,        1995
                               1990          1991+           1992           1992            1993            1994        (UNAUDITED)
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....  $  10.00       $   9.03       $  16.18       $   14.97       $   16.22       $   16.22       $  16.12
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income/
   (Loss) (1)............      0.08             --          (0.09)          (0.01)          (0.11)          (0.09)        (0.05)
  Net Realized and
   Unrealized Gain/
   (Loss) on
   Investments...........     (1.00)          7.19          (1.12)           1.26            0.11           (0.01)          2.17
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
    Total from Investment
     Operations..........     (0.92)          7.19          (1.21)           1.25            0.00           (0.10)          2.12
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
DISTRIBUTIONS
  Net Investment
   Income................     (0.05)         (0.04)            --              --              --              --             --
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
NET ASSET VALUE, END OF
 PERIOD..................  $   9.03       $  16.18       $  14.97       $   16.22       $   16.22       $   16.12       $  18.24
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
                           ------------   ------------   ------------   -------------   -------------   -------------   ------------
TOTAL RETURN.............     (9.27)%        79.84%         (7.48)%          8.35%           0.00%          (0.62)%        13.15%

RATIO AND SUPPLEMENTAL
 DATA:
  Net Assets, End of
   Period (Thousands)....  $ 11,261       $ 54,364       $ 80,156       $  94,161       $ 103,621       $ 117,669       $143,586
  Ratio of Expenses to
   Average Net Assets
   (1)...................      1.26%**        1.25%          1.25%           1.25%**         1.25%           1.25%          1.25%**
  Ratio of Net Investment
   Income/(Loss) to
   Average Net Assets
   (1)...................      0.64%**        0.00%         (0.66)%         (0.68)%**       (0.77)%         (0.61)%        (0.68)%**
  Portfolio Turnover
   Rate..................        19%             2%            17%              1%             25%             24%            17%

-------------------------
(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net
      investment income...  $   0.01       $   0.02       $   0.01       $    0.00       $    0.01       $   0.002       $   0.04
    Ratios before expense limitation:
     Expenses to Average
     Net Assets..............      1.64%       1.39%          1.29%           1.36%**         1.31%           1.26%          1.28%**
     Net Investment Income
      (Loss) to Average Net
      Assets.................      0.24%      (0.14)%        (0.71)%         (0.79)%**       (0.83)%         (0.62)%         0.83%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.00% of the average daily net assets of the Emerging Growth Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Emerging Growth Portfolio to the extent that the total operating expenses of the Emerging Growth Portfolio exceed 1.25% of the average daily net assets of the Class A shares and 1.50% of the average daily net assets of the Class B shares. In the period ended October 31, 1990, the years ended October 31, 1991 and 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995 the Adviser waived management fees and/or reimbursed expenses totalling $28,000, $41,000, $31,000, $18,000, $51,000, $16,000 and $19,325, respectively, for the Emerging Growth Portfolio.

 * Commencement of Operations.

 ** Annualized.

 + Per share amounts for the year ended October 31, 1991 are based on average outstanding shares.

                          AGGRESSIVE EQUITY PORTFOLIO

                                                  PERIOD FROM
                                                 MARCH 8, 1995*
                                                TO JUNE 30, 1995
                                                  (UNAUDITED)
                                               ------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........  $        10.00
                                                      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................            0.06
  Net Realized and Unrealized Gain on
   Investments...............................            1.77
                                                      -------
    Total from Investment Operations.........            1.83
                                                      -------
DISTRIBUTIONS
  Net Investment Income......................           (0.02)
                                                      -------
NET ASSET VALUE, END OF PERIOD...............  $        11.81
                                                      -------
                                                      -------
TOTAL RETURN.................................           18.33%

RATIO AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......  $       18,255
  Ratio of Expenses to Average Net Assets
   (1).......................................            1.00%**
  Ratio of Net Investment Income to Average
   Net Assets (1)............................            2.10%**
  Portfolio Turnover Rate....................              80%

----------------------
(1) Effect of voluntary expense limitation during the period:
     Per share benefit to net
      investment income......................  $         0.04
    Ratios before expense limitation:
     Expenses to Average Net Assets..........            2.26%**
     Net Investment Income in
      Average Net Assets.....................            0.83%**

(2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 1.00% of the average daily net assets of the Aggressive Equity Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Aggressive Equity Portfolio to the extent that the total operating expenses of the Aggressive Equity Portfolio exceed 1.25% of the average daily net assets of the Class A Shares and 1.50% of the average daily net assets of the Class B Shares. In the period ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $47,028 for the Aggressive Equity portfolio.

 * Commencement of Operations

 ** Annualized

                               PROSPECTUS SUMMARY
THE FUND
    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and except the International Small Cap, Money Market and Municipal Money Market Portfolios, offers Class B shares. Each portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Portfolio described in this Prospectus is as follows:

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The AGGRESSIVE EQUITY PORTFOLIO is a non-diversified portfolio that seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    The other portfolios of the Fund are described in other Prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The U. S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The  EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by investing
     primarily  in  debt  securities   of  government,  government-related   and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of  current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of each Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of each Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts, please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for each Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of each Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for a continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for a continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolios entail certain risks and considerations of which an investor should be aware. Because the Emerging Growth and MicroCap Portfolios seek long-term capital appreciation by investing primarily in small- to medium-sized companies and small companies, respectively, both of which types of companies are more vulnerable to financial and other risks than larger, more established companies, investments in these Portfolios may involve a higher degree of risk and price volatility than the general equity markets. The Aggressive Equity Portfolio may invest in small-to medium-sized companies to a lesser extent. The Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios may invest in securities of foreign issuers, which are subject to certain risks not typically associated with domestic securities. See "Investment Objectives and Policies" and "Additional Investment Information." In addition, the Portfolios may invest in repurchase agreements, lend their portfolio securities and may purchase securities on a when-issued basis. The Equity Growth and Aggressive Equity Portfolios may invest in covered call options and may also invest in stock options, stock futures contracts and options on stock futures contracts, and may invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar-denominated securities. The Aggressive Equity Portfolio may invest in convertible debentures and specialty equity-linked securities, such as PERCS, ELKS or LYONs, of U.S., and to a limited extent, foreign issuers, which may involve risks in addition to those associated with equity securities. The Aggressive Equity Portfolio is a non-diversified portfolio under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore may invest a greater proportion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. See "Investment Limitations." See "Additional Investment Information." Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Portfolio is described below, together with the policies the Fund employs in its efforts to achieve these objectives. Each Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolios will attain their objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE EQUITY GROWTH PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization U.S. corporations and, to a limited extent, as described below, foreign corporations. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities.

    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objectives. In selecting stocks for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $750 million or more. The Portfolio is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Portfolio. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Adviser but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Portfolio is free to invest in any equity security that, in the Adviser's judgment, provides above average potential for capital appreciation.

    In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. The Portfolio's investments will generally be diversified by number of issues but concentrated sector positions may result from the investment process. The Portfolio has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of Depositary Receipts. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities which are often not as volatile as common stock.

    Any remaining assets may be  invested in certain securities or  obligations,
including   derivative  securities,  as  set  forth  in  "Additional  Investment
Information" below.

THE EMERGING GROWTH PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized domestic corporations and, to a limited extent as described below, foreign corporations. The production of any current income is incidental to this objective. Such companies generally have annual gross revenues ranging from $10 million to $750 million. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may not pay dividends or distributions and may or may not carry voting rights.

    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio will invest in small- to medium-sized companies that are early in their life cycle, but which have the potential, in the Adviser's judgment, to become major enterprises. The Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising emerging growth companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment. These situations are only illustrative of the types of investments the Portfolio may make. The Portfolio is free to invest in any common stock which in the Adviser's judgment provides above-average potential for capital appreciation.

    The Portfolio intends to manage its investments actively to accomplish its investment objective. Since the Portfolio has a long-term investment perspective, the Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Adviser may take advantage of short-term opportunities that are consistent with its objective.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of Depositary Receipts. See "Additional Investment Information" below. The Portfolio may enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Portfolio will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may also invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either Standard & Poor's Corporation or Moody's Investors Service, Inc. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities, which are often not as volatile as equity securities.

    Any remaining assets may be invested in certain securities or obligations, including derivative securities, that are set forth in "Additional Investment Information" below.

THE MICROCAP PORTFOLIO

    The Portfolio's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of small domestic corporations and, to a limited extent as described below, foreign corporations. The production of any current income is incidental to this objective. Such companies generally have, at time of purchase, annual gross revenues of $150 million or less or market capitalizations of $250 million or less. With respect to the Portfolio, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and any similar equity interest, such as trust or partnership interests. Such equity securities may or may not pay dividends or distributions and may or may not carry voting rights.

    The Adviser employs a flexible investment program in pursuit of the Portfolio's investment objective. The Portfolio is not restricted to investments in specific market sectors. The Portfolio will invest in equity securities, including securities purchased in initial public offerings, of small companies that are early in their life cycle, but which have the potential, in the Adviser's judgement, to achieve long-term capital appreciation. The Adviser uses its judgment and research capabilities to assess economic, industry, market and company developments to select investments in promising companies that are expected to benefit from new technology or new products or services. In addition, the Adviser looks for special developments, such as research discoveries, changes in customer demand, rejuvenated management or basic changes in the economic environment. These situations are only illustrative of the types of investments the Portfolio may make. The Portfolio is free to invest in any equity security which in the Adviser's judgment provides above-average potential for capital appreciation.

    The Portfolio intends to manage its investments actively to accomplish its investment objective. Since the Portfolio has a long-term investment perspective, the Adviser does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Adviser may take advantage of short-term opportunities that are consistent with its objective.

    The Portfolio may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in such securities of foreign issuers directly or in the form of Depositary Receipts. See "Additional Investment Information" below. The Portfolio may enter into forward foreign currency exchange contracts which provide for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments. The Portfolio will not enter into these commitments for speculative purposes. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    The Portfolio may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. The Portfolio will not invest in debt securities that are not rated at least investment grade by either Standard & Poor's Corporation or Moody's Investors Service, Inc. Since the Portfolio invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Portfolio's investments in convertible securities, which are often not as volatile as equity securities. See "Additional Investment Information".

    Any  remaining assets may be invested  in certain securities or obligations,
including  derivative  securities,  as  set  forth  in  "Additional   Investment
Information" below.

THE AGGRESSIVE EQUITY PORTFOLIO

    The Portfolio's investment objective is to provide capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and
equity-linked   securities.   With  respect   to   the  Portfolio,   equity  and
equity-linked securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, options, futures, and specialty securities, such as ELKS, LYONs, PERCS of U.S., and to a limited extent, as described below, foreign issuers. The Aggressive Equity Fund is a non-diversified portfolio and thus can be more heavily weighted in fewer stocks than the Equity Growth Portfolio, which is a diversified portfolio. See "Investment Limitations." Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity and equity-linked securities.

    The Adviser employs a flexible and eclectic investment process in pursuit of the Portfolio's investment objective. In selecting securities for the Portfolio, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more but smaller market capitalization securities may be purchased from time to time. The Portfolio is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising investments for the Portfolio. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses earnings results. The Adviser seeks companies which will deliver surprisingly strong earnings growth. Valuation is of secondary importance to the Adviser and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations. The Portfolio is free to invest in any equity or equity-linked security that, in the Adviser's judgment, provides above average potential for capital appreciation.

    The Portfolio may from time to time and consistent with applicable legal requirements sell securities short that it owns (i.e., "against the box") or borrows. See "Additional Investment Information".

    In selecting investments for the Portfolio, the Adviser emphasizes individual security selection. Overweighted sector positions and issuer positions may result from the investment process. See "Investment Limitations." The Portfolio has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Portfolio's objective by selling recently purchased securities which have increased in value.

    The Portfolio may invest in equity and equity-linked securities of domestic and foreign corporations. However, the Portfolio does not expect to invest more than 25% of its total assets at the time of purchase in securities of foreign companies. The Portfolio may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"). Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

    Any remaining assets may be  invested in certain securities or  obligations,
including   derivative  securities,  as  set  forth  in  "Additional  Investment
Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

    The Portfolios may invest in securities such as convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Aggressive Equity Portfolio may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial, or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market, which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    The following are three examples of equity-linked securities. The Portfolio may invest in the securities described below or other similar equity-linked securities.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Portfolio, that seek current income, find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Portfolio, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Portfolio will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Portfolio, when it appears that they will increase in value due to the rise in value of the underlying common stock.

    DEPOSITARY RECEIPTS. The Portfolios may invest indirectly in securities of foreign companies through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent such Depositary Receipts are or become available. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

    FOREIGN INVESTMENT. The Portfolios may invest in U.S. dollar-denominated securities of foreign issuers trading in U.S. markets and the Emerging Growth and Aggressive Equity Portfolios may invest in non-U.S. dollar-denominated securities of foreign issuers. Investment in securities of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies. It is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. See "Taxes." Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies and, since the Emerging Growth and Aggressive Equity Portfolios may also temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolios' assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Emerging Growth and Aggressive Equity Portfolios may enter into forward foreign currency exchange contracts ("forward contracts"), that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells non-U.S. dollar denominated securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S.

dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio against exchange rate fluctuations, they will also limit any gains that may otherwise have been realized. Such forward contracts are derivative securities, in which the Portfolio may invest for hedging purposes. See "Investment Objectives and Policies -- Forward Currency Exchange Contracts" in the Statement of Additional Information.

    LOANS OF PORTFOLIO SECURITIES. The Portfolios may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. Each Portfolio is permitted to invest in money market instruments, although the Portfolios intend to stay invested in securities satisfying their primary investment objective to the extent practical. Each Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolios include obligations of the United States Government and its agencies and instrumentalities; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Equity Growth and Aggressive Equity Portfolios may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by such Portfolios or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. As a general matter, the Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

SHORT SALES

    The Aggressive Equity Portfolio may from time to time sell securities short consistent with applicable legal requirements. A short sale is a transaction in which the Portfolio would sell securities it either owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of the replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government securities or other liquid, high grade debt obligations. In addition, if the short sale is not "against the box", the Portfolio will place in a segregated account with the Custodian an amount of cash, U.S. Government securities or other liquid, high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid, high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

    SMALL AND MEDIUM-SIZED COMPANIES. Because the Emerging Growth and MicroCap Portfolios seek long-term capital appreciation by investing primarily in small- to medium-sized companies and small companies, respectively, both of which types of companies are more vulnerable to financial and other risks than larger, more established companies, investments in these Portfolios may involve a higher degree of risk and price volatility than the general equity markets. The Aggressive Equity Portfolio may invest in small- to medium-sized companies to a lesser extent.

    STOCK OPTIONS, FUTURES CONTRACTS AND OPTIONS IN FUTURES CONTRACTS. The Equity Growth and Aggressive Equity Portfolios may write (i.e., sell) covered call options on portfolio securities. The Equity Growth and Aggressive Equity Portfolios may write covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security.

    Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Equity Growth and the Aggressive Equity Portfolios may write put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Equity Growth and the Aggressive Equity Portfolios may also purchase put options on their portfolio securities or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Equity Growth and the Aggressive Equity Portfolios may enter into futures contracts and options on futures contracts to remain fully invested and to reduce transaction costs. The Portfolio may also enter into futures transactions as a hedge against fluctuations in the price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in futures contracts and options on futures contracts (and in options in the case of the Equity Growth and the Aggressive Equity Portfolios).

    The Equity Growth and the Aggressive Equity Portfolios may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over-the-counter or which are synthetic options or futures or equity swaps, and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in future contracts.

    Options, futures and options on futures are derivative securities, in which the Portfolio may invest for hedging purposes, as well as to remain fully invested and to reduce transaction costs. Investing for the latter two purposes may be considered speculative. The primary risks associated with the use of options, futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option or a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    TEMPORARY INVESTMENTS. During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Portfolios may reduce their holdings in equity and other securities for temporary defensive purposes and the Portfolios may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Portfolio may invest consist of (a) obligations of the United States or foreign country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or foreign country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign country corporations meeting the Portfolio's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Portfolios intend to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities to most foreign countries).

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolios may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolios not to enter into when-issued commitments exceeding, in the aggregate, 15% of the Portfolio's net assets other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Except for the MicroCap and Aggressive Equity Portfolios, each Portfolio is a diversified investment company and is therefore subject to the following fundamental limitations: (a) as to 75% of its total assets, a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

    The MicroCap and Aggressive Equity Portfolios are non-diversified portfolios under the 1940 Act, which means that the Portfolios are not limited by the 1940 Act in the proportion of their assets that may be invested in the obligations of a single issuer. Thus, the Portfolios may invest a greater proportion of their assets in the securities of a small number of issuers and as a result will be subject to greater risk with respect to their portfolio securities. However, the Portfolios intend to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as regulated investment companies. See "Investment Limitations" in the Statement of Additional Information.

    Each Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of such Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. Each Portfolio may not: (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iii) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iv) invest in fixed time deposits with a duration of over seven calendar days; or (v) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from each Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of either Portfolio to exceed the respective percentage of average daily net assets set forth below.

                                                   MAXIMUM TOTAL
                                                 OPERATING EXPENSES
                                                  AFTER FEE WAIVER
                                                --------------------
          PORTFOLIO            MANAGEMENT FEE    CLASS A    CLASS B
-----------------------------  ---------------  ---------  ---------
Equity Growth Portfolio             0.60%         0.80%      1.05%
Emerging Growth Portfolio           1.00%         1.25%      1.50%
MicroCap Portfolio                  1.25%         1.50%      1.75%
Aggressive Equity Portfolio         0.80%         1.00%      1.25%

    The fees payable by the Emerging Growth, MicroCap and Aggressive Equity Portfolios are higher than the management fees paid by most investment companies, but the Adviser believes the fees are comparable to those of investment companies with similar investment objectives.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following persons have primary responsibility for managing the Portfolios indicated.

    EQUITY GROWTH PORTFOLIO -- KURT FEUERMAN AND MARGARET K. JOHNSON. Kurt Feuerman joined Morgan Stanley Asset Management in July 1993 as a Managing Director in the Institutional Equity Group. Previously Mr. Feuerman was a Managing Director of Morgan Stanley & Co., Incorporated's Research Department, where he was responsible for emerging growth stocks, gaming and restaurants. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director of Drexel Burnham Lambert, where he had been an equity analyst since 1984. Over the years, he has been highly ranked in the Institutional Investor All American Research Poll in four separate categories: packaged food, tobacco, emerging growth and gaming. Mr. Feuerman earned an M.B.A. from Columbia University in 1982, an M.A. from Syracuse University in 1980, and a B.A. from McGill University in 1977. Margaret Johnson is a Vice President of the Adviser and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984 and worked as an Analyst in the Marketing and Fiduciary Advisor areas. Ms. Johnson became an Equity Analyst in 1986 and a Portfolio Manager in 1989. Prior to joining Morgan Stanley, she worked for the New York City PBS affiliate, WNET, Channel 13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Mr. Feuerman and Ms. Johnson have had primary responsibility for managing the Portfolio's assets since July 1993 and April 1991, respectively.

    EMERGING GROWTH PORTFOLIO -- DENNIS G. SHERVA. Dennis Sherva is a Managing Director of Morgan Stanley & Co., Incorporated and head of emerging growth stock investments at the Adviser. He has had primary responsibility for managing the Portfolio's assets since November 1989. Prior to joining the Adviser in 1988, Mr. Sherva was Morgan Stanley's Director of Worldwide Research activities for five years and maintained direct responsibility for emerging growth stock strategy and analysis. As an analyst following emerging growth stocks for the past decade, he was rated number one in the small growth company category six times by Institutional Investor magazine's All-America Research Team poll. Before joining Morgan Stanley in 1977, Mr. Sherva had twelve years of industrial and investment experience. He serves on the Board of Directors of Morgan Stanley Venture Capital Inc. and Morgan Stanley R&D Ventures, Inc. Mr. Sherva graduated from the University of Minnesota and received an M.A. from Wayne State University. He is also a Chartered Financial Analyst.

    AGGRESSIVE EQUITY PORTFOLIO -- KURT FEUERMAN. Information about Mr. Feuerman is included under the Equity Growth Portfolio above.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide to the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan
Stanley sells shares of each Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of any Portfolio.

    The Portfolios currently offer only the classes of shares offered by this Prospectus. The Portfolios may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered. The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive form the Portfolios a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive form time to time all or any portion of its distribution fee and each of the Distributor and the Adviser if free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or sharehholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. Each Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of each Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to such minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a
"Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolios and $100,000 for Class B shares of the Portfolios, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

  Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of each of the relevant Portfolios determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected and the account number assigned to you) as follows:

        Chase Manhattan Bank, N.A.
        One Chase Manhattan
        New York, NY 10081-1000
        ABA #021000021
        DDA #91-02-733293
        Attn: Morgan Stanley Institutional Fund, Inc.
        Ref: (Portfolio name, your account number, your account name)

     Please call the Fund at 1-800-548-7786 prior to wiring funds

  C. Complete the Account Registration Form and mail it to the address shown thereon.
  Purchase orders for shares of the Portfolios which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

  Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE.   The  same procedure outlined  under "By  Federal Funds  Wire"
   above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

    You may add to your account at any time (minimum additional investment $1,000 except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- [portfolio name]") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to insure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION

    The purchase price of the Class A and Class B shares of each Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolios will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors may also invest in the Fund by purchasing shares through the Distributor.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a Portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of a Portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same Portfolio within any 120-day period. For example, exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C of the Fund and again exchanging the shares of Portfolio C for shares of Portfolio B within a 120-day period amounts to excessive trading. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios, and (2) trades done in connection with an asset allocation service managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of a Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of each of the Portfolios is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolios may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolios.

BY MAIL

    Each Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the class and number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any   required   signature   guarantees   (see   "Further  Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolios for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the name of the portfolio(s) and the class(es) of shares of the portfolio(s) into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current Portfolio, the name(s) of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social
Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of the class(es) of the portfolios at the close of business. Requests received after 4:00 p.m. (Eastern Time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of a Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of each of the Portfolios is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of a Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted sale price, or when securities exchange valuations are used, at the latest quoted bid price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar as quoted by a major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolios. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of a Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    The Emerging Growth and the MicroCap Portfolios expect to distribute substantially all of their net investment income in the form of annual dividends and the Equity Growth and the Aggressive Equity Portfolios expect to distribute substantially all of their net investment income in the form of quarterly dividends. Net realized gains for each Portfolio, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of each Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in each Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolios will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. It is each Portfolio's intent to continue to qualify for the special tax treatment afforded regulated investment companies under the Code, so that the Portfolio will continue to be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    Each Portfolio distributes substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from a Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. Each Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. Each Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, redemption, or exchange of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that a Portfolio is liable for foreign income taxes so withheld, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Shareholders are urged to consult with their tax advisors concerning the application of state and local income taxes to investments in a Portfolio, which may differ from the federal income tax consequences described above.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolios and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolios. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolios are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolios, it is the Fund's policy to seek to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolios, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolios and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those Directors who are not "interested persons," as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although none of the Portfolios will invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. For the Equity Growth, Emerging Growth and MicroCap Portfolios, it is anticipated that, under normal circumstances, the annual portfolio turnover rate will not exceed 100%. However, the annual portfolio turnover rate of the Equity Growth Portfolio for the fiscal year ended December 31, 1994 was 146%. For the Aggressive Equity Portfolio, the annual portfolio turnover rate is expected to exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the respective Portfolio. The tables set forth in "Financial Highlights" present the Portfolios' historical turnover rates.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolios, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of each portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a Portfolio may be presumed to "control" (as defined in the 1940 Act) such Portfolio. As of December 18, 1995, Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, Illinois 60675 was presumed to "control" the Equity Growth Portfolio based solely on their ownership of 25% or more of the outstanding voting shares of such Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each Portfolio.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC.
          EQUITY GROWTH, EMERGING GROWTH, MICROCAP AND AGRESSIVE EQUITY PORTFOLIOS
          P.O. Box 2798, Boston, MA 02208-2798
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name
-----------------------------------------------------------------------------------------------------------------------------------
      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct Taxpayer Identification
      If the account is in more than  this is your Social Security    Number. Accounts that have a missing or incorrect Taxpayer
      one name, CIRCLE THE NAME OF    Number.                         Identification Number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gifts/                                      results in an overpayment of taxes, a refund may be
      Transfers to Minors Acts),      PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS               For Purchase of the following Portfolio(s):
    SELECTION (Class A Shares
    minimum $500,000 for each         EQUITY GROWTH PORTFOLIO      / / Class A Shares              / / Class B Shares
    Portfolio and Class B                                                             ------------                    ------------
    shares minimum $100,000 for       EMERGING GROWTH PORTFOLIO    / / Class A Shares              / / Class B Shares
    each Portfolio). Please                                                           ------------                    ------------
    indicate Portfolio, class         MICROCAP PORTFOLIO           / / Class A Shares              / / Class B Shares
    and amount.                                                                       ------------                    ------------
                                      AGGRESSIVE EQUITY PORTFOLIO  / / Class A Shares              / / Class B Shares
                                                                                    ------------                    ------------
                                                                   Total Initial Investment $
                                                                                             --------------
-----------------------------------------------------------------------------------------------------------------------------------


  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate manner of  / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--PORTFOLIO NAME)
      payment.
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account Number
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on                                                      -
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  Number  (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)

-----------------------------------------------------------------------------------------------------------------------------------

  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
     OPTION                      additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
     Please select at time of    wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     initial application if      commercial bank indicated at right and/or       (Not Savings Bank)
     you wish to redeem shares   mail redemption proceeds to the name                                   -------------------------
     by telephone.  A SIGNATURE  and address in which my/our fund account                                       Bank ABA No.
     GUARANTEE IS REQUIRED IF    is registered if such requests are believed  ---------------------------------------------------
     BANK ACCOUNT IS NOT         to be authentic.                              Name(s) in which your Bank Account is Established
     REGISTERED IDENTICALLY TO
     YOUR FUND ACCOUNT.          THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
                                 WILL EMPLOY REASONABLE PROCEDURES TO                         Bank's Street Address
     TELEPHONE REQUESTS FOR      CONFIRM THAT INSTRUCTIONS COMMUNICATED BY
     REDEMPTIONS WILL NOT        TELEPHONE ARE GENUINE.  THESE PROCEDURES     ---------------------------------------------------
     BE HONORED UNLESS THE       INCLUDE REQUIRING THE INVESTOR TO PROVIDE         City              State                Zip
     BOX IS CHECKED.             CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
                                 THE TIME AN ACCOUNT IS OPENED AND PRIOR TO
                                 EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE.  IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provided at right.          ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF                The undersigned certify that I/we have full authority and legal capacity to purchase and redeem
     ALL HOLDERS                 shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan Stanley
     AND TAXPAYER                Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF PERJURY,
     CERTIFICATION               I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    5
Prospectus Summary................................    9
Investment Objectives and Policies................   13
Additional Investment Information.................   17
Investment Limitations............................   24
Management of the Fund............................   25
Purchase of Shares................................   27
Redemption of Shares..............................   31
Shareholder Services..............................   33
Valuation of Shares...............................   33
Performance Information...........................   34
Dividends and Capital Gains Distributions.........   35
Taxes.............................................   35
Portfolio Transactions............................   37
General Information...............................   38
Account Registration Form

                            EQUITY GROWTH PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                               MICROCAP PORTFOLIO
                          AGGRESSIVE EQUITY PORTFOLIO
                               PORTFOLIOS OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

------------------------------------------------
------------------------------------------------
------------------------------------------------
------------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
     ----------------------------------------------------------------------

                           U.S. REAL ESTATE PORTFOLIO

                                PORTFOLIO OF THE
                    MORGAN STANLEY INSTITUTIONAL FUND, INC.
                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-548-7786
                                ----------------
    Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios
("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and the Class B shares of the U.S. Real Estate Portfolio (the "Portfolio"). On January 2, 1996, the Portfolio began offering two classes of shares: the Class A shares and the Class B shares. All shares of the Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).
    INVESTORS SHOULD NOTE THAT THE PORTFOLIO MAY INVEST UP TO 10% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES OTHER THAN RULE 144A SECURITIES AND NO MORE THAN 15% OF ITS TOTAL ASSETS IN RESTRICTED SECURITIES THAT ARE RULE 144A SECURITIES. SEE "ADDITIONAL INVESTMENT INFORMATION -- NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES." INVESTMENTS IN RESTRICTED SECURITIES IN EXCESS OF 5% OF A PORTFOLIO'S TOTAL ASSETS MAY BE CONSIDERED A SPECULATIVE ACTIVITY, MAY INVOLVE GREATER RISK AND MAY INCREASE THE PORTFOLIO'S EXPENSES.
    The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional investors and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.
    This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap and Japanese Equity Portfolios; (ii) U.S. EQUITY -- Emerging Growth, Equity Growth, Aggressive Equity, MicroCap, Small Cap Value Equity, Value Equity and U.S. Real Estate Portfolios; (iii) EQUITY AND FIXED INCOME -- Balanced and Latin American Portfolios; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information" dated January 2, 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR  HAS
       THE  SECURITIES AND  EXCHANGE COMMISSION OR  ANY STATE SECURITIES
        COMMISSION PASSED  UPON THE  ACCURACY  OR ADEQUACY  OF  THIS
            PROSPECTUS. ANY REPRESENTATION TO THE
                              CONTRARY IS A CRIMINAL OFFENSE.

                THE DATE OF THIS PROSPECTUS IS JANUARY 2, 1996.

                                 FUND EXPENSES

    The following table illustrates the expenses and fees that a shareholder of the Portfolio will incur:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
  Class A...................................................................................       None
  Class B...................................................................................       None
Maximum Sales Load Imposed on Reinvested Dividends
  Class A...................................................................................       None
  Class B...................................................................................       None
Deferred Sales Load
  Class A...................................................................................       None
  Class B...................................................................................       None
Redemption Fees
  Class A...................................................................................       None
  Class B...................................................................................       None
Exchange Fees
  Class A...................................................................................       None
  Class B...................................................................................       None


ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee (Net of Fee Waiver)*
  Class A...................................................................................      0.12%
  Class B...................................................................................      0.12%
12b-1 Fees
  Class A...................................................................................       None
  Class B...................................................................................      0.25%
Other Expenses
  Class A...................................................................................      0.88%
  Class B...................................................................................      0.88%
Total Operating Expenses (Net of Fee Waivers)*
  Class A...................................................................................      1.00%
  Class B...................................................................................      1.25%
                                                                                              ---------
                                                                                              ---------

--------------
*The Adviser has agreed to waive its management fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the management fee would be 0.80%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.68% of the average daily net assets of the Class A shares and 1.93% of the average daily net assets of the Class B shares. As a result of this reduction, the Management Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."

    The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio are estimated using actual figures for the period ended June 30, 1995. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares of the Portfolio will be $50,000,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Portfolio charges no redemption fees of any kind. The example is based on total operating expenses of the Portfolio after fee waivers.

                                                                                         1 YEAR       3 YEARS
                                                                                       -----------  -----------
U.S. Real Estate Portfolio
  Class A............................................................................   $      10    $      32
  Class B............................................................................   $      11    $      33

    THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

    The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

    The following table provides financial highlights for the Class A shares of the Portfolio for each of the periods presented. The new Class B shares were not offered prior to the date of this Prospectus. The unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's June 30, 1995 Semi-Annual Report to Shareholders, which is included in the Fund's Statement of Additional Information. The Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

                           U.S. REAL ESTATE PORTFOLIO

                                               FEBRUARY 24, 1995*
                                                TO JUNE 30, 1995
                                               -------------------
                                                   (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD.........            $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)..................             0.19
  Net Realized and Unrealized Gain on
   Investments...............................             0.64
  Total from Investment Operations...........             0.83
NET ASSET VALUE, END OF PERIOD...............           $10.83
TOTAL RETURN.................................             8.30%
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (Thousands)......  $        39,920
  Ratio of Expenses to Average Net Assets
   (1)(2)....................................             1.00%**
  Ratio of Net Investment Income to Average
   Net Assets (1)(2).........................             8.27%**
  Portfolio Turnover Rate....................               41%

--------------
 (1) Effect of voluntary expense limitation during the period:

       Per share benefit to net investment income...................       $0.02
     Ratios before expense limitation:
       Expenses to Average Net Assets...............................        1.68%**
       Net Investment Income to Average Net Assets..................        7.66%**

  (2) Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive a management fee calculated at an annual rate of 0.80% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. In the period ended June 30, 1995, the Adviser waived management fees and/or reimbursed expenses totalling $58,000, for the Portfolio.

  *   Commencement of Operations.

  **  Annualized.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A shares and, except the International Small Cap, Money Market and Municipal Money Market Portfolios, also offers Class B shares. Each portfolio has its own investment objective and policies designed to meet specific goals. The investment objective of the U.S. Real Estate Portfolio is as follows:

    -The U.S. REAL ESTATE PORTFOLIO seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other portfolios are listed below:

    GLOBAL AND INTERNATIONAL EQUITY:

    -The   ACTIVE   COUNTRY   ALLOCATION  PORTFOLIO   seeks   long-term  capital
     appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices.

    -The  ASIAN  EQUITY  PORTFOLIO  seeks  long-term  capital  appreciation   by
     investing primarily in equity securities of Asian issuers.

    -The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

    -The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    -The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    -The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    -The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

    -The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

    -The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers with equity market capitalizations of less than $500 million.

    -The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    -The LATIN  AMERICAN  PORTFOLIO  seeks  long-term  capital  appreciation  by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

    -The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

    -The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    -The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

    -The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

    -The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

    -The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

    -The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

    -The EMERGING MARKETS DEBT  PORTFOLIO seeks high  total return by  investing
     primarily   in  debt  securities   of  government,  government-related  and
     corporate issuers located in emerging countries.

    -The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

    -The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including United States issuers.

    -The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    -The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

    -The  MUNICIPAL  BOND PORTFOLIO  seeks to  produce a  high level  of current income consistent with preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

    -The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

    -The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which at September 30, 1995, together with its affiliated asset management companies, had approximately $55.2 billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

    Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares of the Portfolio are offered at net asset value with no sales commission, but with a 12b-1 fee, which is accrued daily and paid quarterly, equal to 0.25% of the Class B shares' average daily net assets on an annualized basis. Share purchases may be made by sending investments directly to the Fund or through the Distributor. Shares in a Portfolio account opened prior to January 2, 1996 (each, a "Pre-1996 Account") were designated Class A shares on January 2, 1996. For a Portfolio account opened on or after January 2, 1996 (a "New Account"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares. Certain exceptions to the foregoing minimums apply to (1) shares in a Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account"); (2) Portfolio accounts held by officers of the Adviser and its affiliates; and (3) certain advisory or asset allocation accounts, such as Total Funds Management accounts, managed by Morgan Stanley or its affiliates, including the Adviser ("Managed Accounts"). The Adviser reserves the right in its sole discretion to determine which of such advisory or asset allocation accounts shall be Managed Accounts. For information regarding Managed Accounts please contact your Morgan Stanley account representative or the Fund at the telephone number provided on the cover of this Prospectus. Shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B Account") convert to Class B shares on March 1, 1996. See "Purchase of Shares -- Minimum Investment and Account Sizes; Conversion from Class A to Class B Shares."

    The minimum subsequent investment for a Portfolio account is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). Such subsequent investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account. See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

    Class A shares or Class B shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of shares of the applicable class next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of such account to less than $100,000 for any continuous 60-day period. Involuntary redemption does not apply to Managed Accounts, Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in a New Account will convert to Class B shares if shareholder redemption(s) of such shares reduces the value of such account to less than $500,000 for any continuous 60-day period. Class B shares in a New Account will convert to Class A shares if shareholder purchases of additional Class B shares or market activity cause the value of the Class B shares in the New Account to increase to $500,000 or more. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. Because the Portfolio invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. The Portfolio's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than his original cost. Because the Portfolio may invest a substantial portion of its assets in real estate investment trusts ("REITs"), the Portfolio may also be subject to certain risks associated with the direct investments of REITs. Because the Portfolio is a non-diversified portfolio, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk with respect to its portfolio securities. See "Investment Objective and Policies -- Risk Factors."

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Portfolio will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

    The investment objective of the Portfolio is to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). Equity securities include common stocks, shares or units of beneficial interest of REITs, limited partnership interests in master limited partnerships, rights or warrants to purchase common stocks, securities convertible into common stocks, and preferred stock.

    Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in income producing equity securities of companies principally engaged in the U.S. real estate industry. For purposes of the Portfolio's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate. Companies in the real estate industry may include among others:
REITs, master limited partnerships that invest in interests in real estate, real estate operating companies, and companies with substantial real estate holdings, such as hotel companies, residential builders and land-rich companies. The Portfolio seeks to invest in equity securities of companies that provide a dividend yield that exceeds the composite dividend yield of securities comprising the Standard & Poor's Stock Price Index ("S&P 500").

    A substantial portion of the Portfolio's total assets will be invested in securities of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. The Portfolio will invest primarily in Equity REITs. A shareholder in the Portfolio should realize that by investing in REITs indirectly through the Portfolio, he will bear not only his proportionate share of the expenses of the Portfolio, but also indirectly, the management expenses of underlying REITs.

    Under normal circumstances, the Portfolio may invest up to 35% of its total assets in debt securities issued or guaranteed by real estate companies or secured by real estate assets and rated, at time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO") or determined by the Adviser to be of comparable quality at the time of purchase, high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances issued by domestic or foreign insures, or high-grade debt securities, consisting of corporate debt securities and United States Government securities. Securities rated in the lowest category of investment grade securities have speculative characteristics. Investment grade securities are securities that are rated in one of the four highest rating categories by an NRSRO.

    Any remaining assets not invested as described above may be invested in certain securities or obligations, including derivative securities, as set forth in "Additional Investment Information" below. The Portfolio may concentrate in the U.S. real estate industry, but may not invest more than 25% of its total assets in securities of companies in any one other industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an industry).

RISK FACTORS

    The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. Because the Portfolio invests primarily in the securities of companies principally engaged in the real estate industry, its investments may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolio's investments. The Portfolio's share price and investment return fluctuate, and a shareholder's investment when redeemed may be worth more or less than his original cost.

    Because the Portfolio may invest a substantial portion of its assets in REITs, the Portfolio may also be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the "1940 Act"). Changes in prevailing interest rates may inversely affect the value of the debt securities in which the Portfolio will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

    Because the Portfolio is a non-diversified portfolio, the Portfolio is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to a greater risk with respect to its portfolio securities. Any economic, political, or regulatory developments affecting the value of the securities the Portfolio holds could have a greater impact on the total value of the Portfolio's holdings than would be the case if the Portfolio's securities were diversified among more issuers. The Portfolio, however, intends to comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See "Taxes" and "Investment Limitations."

                       ADDITIONAL INVESTMENT INFORMATION

    LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of its total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

    MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities, other debt securities, commercial paper including bank obligations, certificates of deposit, and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

    NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Portfolio may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted equity securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration. The Portfolio may not invest more than 15% of its net assets in illiquid securities, including securities for which there is not readily available secondary market nor more than 10% of its total assets in securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended (the "1933 Act"). Nevertheless, subject to the foregoing limit on illiquid securities, the Portfolio may invest up to 15% of its total assets in Restricted Securities that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities"). The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

    REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Fund's Board of Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities, with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

    STOCK OPTIONS, FUTURES CONTRACTS AND OPTIONS IN FUTURES CONTRACTS. The Portfolio may write (i.e., sell) covered call options on portfolio securities. The Portfolio may write covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

    When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

    The Portfolio will write put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

    The Portfolio may also purchase put options on its portfolio securities or call options. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

    The Portfolio may enter into futures contracts and options on futures contracts to remain fully invested and to reduce transaction costs. The Portfolio may also enter into futures transactions as a hedge against fluctuations in the price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in futures contracts and options on futures contracts.

    The Portfolio may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over-the-counter or which are synthetic options or futures or equity swaps, and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in future contracts.

    Options, futures and options on futures are derivative securities, in which the Portfolio may invest for hedging purposes, as well as to remain fully invested and to reduce transaction costs. Investing for the latter two purposes may be considered speculative. The primary risks associated with the use of options, futures and options on futures are (i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for an option or a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

    TEMPORARY INVESTMENTS. For temporary defensive purposes, when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in money market instruments consisting of securities issued or guaranteed by the United States Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper rated, at time of purchase, in the top two categories by a national rating agency or determined to be of comparable quality by the Adviser at the time of purchase and other long- and short-term debt instruments which are rated A or higher by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") at the time of purchase, and may hold a portion of its assets in cash.

    WHEN-ISSUED  AND DELAYED  DELIVERY SECURITIES.   The  Portfolio may purchase
securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    As a non-diversified investment company, the Portfolio is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. However, the Portfolio intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification a regulated investment company. See "Investment Limitations" in the Statement of Additional Information.

    The Portfolio operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations, as described below and in the Statement of Additional Information. The Portfolio may not: (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) invest more than 10% of its total assets in Restricted Securities, except that the Portfolio may invest up to 15% of its total assets in Restricted Securities that are 144A Securities, subject to the limitation on illiquid securities described above; (iii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; (iv) mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's total assets at the time of borrowing; (v) invest in fixed time deposits with a duration of over seven calendar days; or (vi) invest in fixed timed deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its portfolios. The Adviser provides investment advice and portfolio management services pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's
Board of Directors, makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments. The Adviser is entitled to receive from the Portfolio an annual management fee, payable quarterly, equal to the percentage of average daily net assets set forth in the table below. However, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net assets set forth below.

                                               MAXIMUM TOTAL OPERATING
                                                       EXPENSES
                                                   AFTER FEE WAIVER
                                              --------------------------
PORTFOLIO                   MANAGEMENT FEE      CLASS A       CLASS B
-------------------------  -----------------  ------------  ------------
U.S. Real Estate
 Portfolio...............          0.80%            1.00%         1.25%

    The fee payable by the Portfolio is higher than the management fee paid by most investment companies, but the Adviser believes the fee is comparable to those of investment companies with similar investment objectives.

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $55.2 billion, including approximately $40.1 billion under active management and $15.1 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

    PORTFOLIO MANAGER. Russell Platt has primary responsibility for managing the Portfolio. Mr. Platt joined the Adviser in 1994 as a Principal. In addition, Mr. Platt serves as a Director of the General Partner of The Morgan Stanley Real Estate Fund I ("MSREF I"), where he is involved in capital raising, acquisitions, oversight of investments and investor relations. MSREF I is a privately held limited partnership engaged in the acquisition of real estate assets, portfolios and real estate operating companies with gross assets of approximately $2.8 billion as of October, 1994. From 1991 to 1993, Mr. Platt was head of Morgan Stanley Realty's Transaction Development Group. As such, he was actively involved in Morgan Stanley's worldwide real estate business. These activities included corporate and lender restructurings, merger and acquisition advice and public debt and equity financings for Morgan Stanley Realty's real estate clients. As part of these responsibilities, Mr. Platt directed Morgan Stanley Realty's activities in Latin America and served as U.S. liaison for Morgan Stanley Realty's Japanese real estate clients. From 1990 to 1991, Mr. Platt was based in Morgan Stanley Realty's London office, where he was responsible for European transaction development. Prior to this, he had extensive transaction responsibilities involving specific portfolio, retail, office, hotel and apartment sales and financings. Mr. Platt joined Morgan Stanley's Investment Banking Division in 1982 and moved to Morgan Stanley Realty in 1983. He rejoined Morgan Stanley in 1986 after receiving his M.B.A from Harvard Business School. Mr. Platt graduated from Williams College in 1982 with a B.A. in Economics.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian, and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide to the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

    In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administrative responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has
approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement, as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Fund. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Portfolio upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Portfolio.

    The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with features, distribution expenses or other expenses that are different from those of the classes currently offered.

    The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid quarterly, of 0.25% of the Class B shares' average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.

    The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor for its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

    EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees, and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

    Class A and Class B shares of the Portfolio may be purchased, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. See "Valuation of Shares."

MINIMUM INVESTMENT AND ACCOUNT SIZES; CONVERSION FROM CLASS A TO CLASS B SHARES

    For an account for the Portfolio opened on or after January 2, 1996 (a "New Account"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 for Class B shares. Managed Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements for a Portfolio account. Officers of the Adviser and its affiliates are subject to the minimums for a Portfolio account, except they may purchase Class B shares subject to a minimum initial investment and minimum account size of $5,000 for a Portfolio account.

    If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 (but remains at or above $100,000) for a continuous 60-day period, the Class A shares in such account will convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. The Fund, however, will not convert Class A shares to Class B shares based solely upon changes in the market that reduce the net asset value of shares. Under current tax law, conversions between share classes are not a taxable event to the shareholder.

    Shares in a Portfolio account opened prior to January 2, 1996 (a "Pre-1996 Account") were designated Class A shares on January 2, 1996. Shares in a
Pre-1996 Account with a value of $100,000 or more on March 1, 1996 (a "Grandfathered Class A Account") remain Class A shares regardless of account size thereafter. Except for shares in a Managed Account, shares in a Pre-1996 Account with a value of less than $100,000 on March 1, 1996 (a "Grandfathered Class B account") convert to Class B shares on March 1, 1996. Grandfathered Class A Accounts and Managed Accounts are not subject to conversion from Class A shares to Class B shares.

    The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

    If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

    For purposes of redemptions by the Fund, the foregoing minimum account size requirements do not apply to New Accounts containing Class B shares held by officers of the Adviser or its affiliates. However, if the value of such account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $5,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Fund and, if redeemed, the net asset value of such shares will be promptly paid to the shareholder.

    Grandfathered Class A Accounts, Grandfathered Class B Accounts and Managed Accounts are not subject to involuntary redemption.

    The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

    If the value of Class B shares in a Portfolio account increases, whether due to shareholder share purchases or market activity, to $500,000 or more, the Class B shares will convert to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements that are applicable to New Accounts containing Class A shares, as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

    The Fund's determination of an investor's eligibility to purchase shares of a given class will take precedence over the investor's selection of a class. Assuming the investor is eligible for the class, the Fund will select the most favorable class for the investor, if the investor has not done so.

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for Morgan Stanley employees and select customers) payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Real Estate Portfolio", to:

      Morgan Stanley Institutional Fund, Inc.
      P.O. Box 2798
      Boston, Massachusetts 02208-2798

Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The class(es) of shares of the Portfolio to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus, your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY  FEDERAL  FUNDS WIRE.   Purchases  may be  made by  having your  bank wire
   Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

  A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the class selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

  B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected, the class selected, and the account number assigned to you) as follows:

      Chase Manhattan Bank, N.A.
      One Chase Manhattan Plaza
      New York, NY 10081-1000
      ABA #021000021
      DDA #910-2-733293
      Attn: Morgan Stanley Institutional Fund, Inc.
      Ref: (Portfolio name, your account number, your account name)

      Please call the Fund at 1-800-548-7786 prior to wiring funds.

  C. Complete and sign the Account Registration Form and mail it to the address shown thereon.

Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring Federal Funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS
    You may add to your account at any time (minimum additional investment $1,000 except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- U.S. Real Estate Portfolio" at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name, the portfolio name and the class selected be specified in the letter or wire to assure proper crediting to your account. In order to insure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll free: 1-800-548-7786) prior to the wire date. Additional investments will be applied to purchase additional shares in the same class held by a shareholder in a Portfolio account.

OTHER PURCHASE INFORMATION
    The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the distribution expense charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

    In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

    To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to eight business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

    Investors  may  also invest  in the  Fund by  purchasing shares  through the
Distributor.  See  "Purchase   of  Shares"  in   the  Statement  of   Additional
Information.

EXCESSIVE TRADING

    Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of any class of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same class of a portfolio of the Fund within any 120-day period. As an example, exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging Class A shares of Portfolio A for Class A shares of Portfolio B, then exchanging Class A shares of Portfolio B for Class A shares of Portfolio C and again exchanging Class A shares of Portfolio C for Class A shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service, such as TFM Accounts, managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

    You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to eight business days after purchase. The Fund will redeem Class A shares or Class B shares of the Portfolio at the next determined net asset value of shares of the applicable class. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.

BY MAIL

    The Portfolio will redeem its Class A shares or Class B shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913.

    "Good order" means that the request to redeem shares must include the following documentation:

       (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

       (b) Any   required   signature   guarantees   (see   "Further  Redemption
           Information" below); and

       (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

    Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

    Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information". The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

    To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

    Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

    If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

    To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.

                              SHAREHOLDER SERVICES

EXCHANGE FEATURES

    You may exchange shares that you own in the Portfolio for shares of any other available portfolio of the Fund (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a portfolio with more than one class, the class of shares you receive in the exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply. See "Purchase of Shares." Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

BY MAIL

    In order to exchange shares by mail, you should include in the exchange request the name, class of shares and account number of your current portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, P.O. Box 2798, Boston, Massachusetts 02208-2798.

BY TELEPHONE

    When exchanging shares by telephone, have ready the name, class of shares and account number of the current Portfolio, the names of the portfolio(s) and class(es) of shares into which you intend to exchange shares, your Social
Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern time) are processed at the close of business that same day based on the net asset value of the class of the Portfolios involved in the exchange of the shares at the close of business. Requests received after 4:00 p.m. (Eastern time) are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring the registration of shares may affect the eligibility of your account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of your shares. See "Purchase of Shares" above.

                              VALUATION OF SHARES

    The net asset value per share of a class of shares of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets attributable to such class, less any liabilities attributable to such class, by the total number of outstanding shares of such class of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price that is considered to best represent fair value within a range not in excess of the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional-size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted sale price, or when securities exchange valuations are used, at the latest quoted bid price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the bid price of such currencies against the U.S. dollar last quoted by any major bank.

    Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends for the class. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution expense charged to Class B shares.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return for each class of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a class of the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested in the same class on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or upon redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

    The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    All income dividends and capital gains distributions for a class of shares will be automatically reinvested in additional shares of such class at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash.

    The Portfolio expects to distribute substantially all of its net investment income in the form of quarterly dividends beginning with a distribution at the end of the first calendar quarter of 1996. Net realized gains for the Portfolio, if any, after reduction for any tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Undistributed net investment income is included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

    Because of the distribution fee and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

    No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

    The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. It is the Portfolio's intent to continue to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Code, so that the Portfolio will continue to be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

    The Portfolio distributes substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gain over net long-term capital loss) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Such dividends paid by a Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders to the extent of qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

    Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareholders as long-term capital gain, regardless of how long shareholders have held their shares. The Portfolio sends reports annually to its shareholders of the federal income tax status of all distributions made during the preceding year.

    The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses) prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

    The sale, redemption or exchange of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed or sold shares. Any such taxable gain or loss generally will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, however, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

    The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

    Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

    Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

    THE   TAX  DISCUSSION  SET  FORTH  ABOVE  IS  INCLUDED  HEREIN  FOR  GENERAL
INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

    The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

    Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Portfolio or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

    In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and such other clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

    Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of the Portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of those Directors who are not "interested persons," as defined in the 1940 Act, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

    Portfolio securities will not be purchased from or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

    Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that under normal circumstances, the annual portfolio turnover rate will not exceed 100%. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the respective Portfolio. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Portfolio.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34 billion shares of common stock, with $.001 par value per share. Pursuant to the Fund's Articles of Incorporation, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. Subject to the notice period to shareholders with respect to shares held by the shareholders, the Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The shares of common stock of each portfolio are currently classified into two classes, the Class A shares and the Class B shares, except for the International Small Cap, Money Market and Municipal Money Market Portfolios, which only offer Class A shares.

    The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as defined in the 1940 Act) the Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

    In addition, the Adviser, or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

    As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase   Global   Funds  Services   Company,   73  Tremont   Street,  Boston,
Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP serves as independent accountants for the Fund and audits the annual financial statements of each portfolio.

LITIGATION

    The Fund is not involved in any litigation.


MORGAN STANLEY INSTITUTIONAL FUND, INC. -- U.S. REAL ESTATE PORTFOLIO
          P.O. Box 2798, Boston, MA 02208-2798
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-----------------------------------------------------------------------------------------------------------------------------------
                                              ACCOUNT REGISTRATION FORM
-----------------------------------------------------------------------------------------------------------------------------------
      ACCOUNT INFORMATION        If you need assistance in filling out this form for the Morgan Stanley
      Fill in where applicable   Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.
-----------------------------------------------------------------------------------------------------------------------------------
  A)  REGISTRATION
      1. INDIVIDUAL              1.
                                   ------------------------------------------------------------------------------------------------
      2. JOINT TENANTS                     First Name                      Initial                          Last Name
        (RIGHTS OF SURVIVORSHIP  2.
        PRESUMED UNLESS            ------------------------------------------------------------------------------------------------
        TENANCY IN COMMON                  First Name                      Initial                          Last Name
        IS INDICATED)
                                   ------------------------------------------------------------------------------------------------
                                           First Name                      Initial                          Last Name

      3. CORPORATIONS,           3.
        TRUSTS AND OTHERS          ------------------------------------------------------------------------------------------------
        Please call the Fund
        for additional documents   ------------------------------------------------------------------------------------------------
        that may be required to
        set up account and to      ------------------------------------------------------------------------------------------------
        authorize transactions   Type of Registration:   / / INCORPORATED  / / UNINCORPORATED  / / PARTNERSHIP   / / UNIFORM GIFT/
                                                                               ASSOCIATION                           TRANSFER TO
                                                                                                                    MINOR (ONLY ONE
                                                                                                                     CUSTODIAN AND
                                                                                                                   MINOR PERMITTED)
                                / / TRUST                            / / OTHER (Specify)
                                          ------------------------                      -------------------------
-----------------------------------------------------------------------------------------------------------------------------------

  B) MAILING ADDRESS             Street or P.O. Box
                                                    -------------------------------------------------------------------------------
     Please fill in              City                                        State      Zip
     completely, including            --------------------------------------       ----      --------------------------------------
     telephone number(s).        Home Telephone No.   -   -         Business Telephone No.   -   -
                                                   ------------                           ------------
                                 / / United States Citizen / / Resident Alien / / Non-Resident Alien: Indicate Country of Residence

                                                                                                                 ------------------
-----------------------------------------------------------------------------------------------------------------------------------
  C)  TAXPAYER                        PART 1. Enter your Taxpayer                    IMPORTANT TAX INFORMATION
      IDENTIFICATION                  Identification Number. For         You (as a payee) are required by law to provide us
      NUMBER                          most individual taxpayers,      (as payer) with  your correct Taxpayer Identification
      If the account is in more than  this is your Social Security    Number. Accounts that have a missing or incorrect Taxpayer
      one name, CIRCLE THE NAME OF    Number.                         Identification Number will  be subject to backup withholding
      THE PERSON WHOSE TAXPAYER       TAXPAYER IDENTIFICATION         at a 31% rate on dividends, distributions and other payments.
      IDENTIFICATION NUMBER IS        NUMBER                          If you have not provided us with your correct taxpayer
      PROVIDED IN SECTION A) ABOVE.   --------------------------      identification number, you may be subject to a $50 penalty
      If no name is circled, the                                      imposed by the Internal Revenue Service.
      number will be considered to    OR                                 Backup withholding is not an additional tax; the tax
      be that of the last name        SOCIAL SECURITY NUMBER          liability of persons subject to backup withholding will be
      listed. For Custodian account   --------------------------      reduced by the amount of tax withheld. If withholding
      of a minor (Uniform Gift/                                       results in an overpayment of taxes, a refund may be
      Transfer to Minors Act),        PART 2. BACKUP WITHHOLDING      obtained.
      give the Social Security        / / Check this box if you are      You may be notified that you are subject to backup
      Number of the minor.            NOT subject to Backup           withholding under Section 3406(a)(1)(C) of the Internal
                                      Withholding under the           Revenue Code because you have underreported interest or
                                      provisions of Section           dividends or you were required to but failed to file a return
                                      3406(a)(1)(C) of the Internal   which would have included a reportable interest or
                                      Revenue Code.                   dividend  payment. IF YOU HAVE NOT BEEN SO NOTIFIED, CHECK
                                                                      THE BOX IN PART 2 AT LEFT.

-----------------------------------------------------------------------------------------------------------------------------------
 D) PORTFOLIO AND CLASS         For Purchase of the following Portfolio:
    SELECTION (Class A shares
    minimum $500,000 and         U.S. Real Estate Portfolio / / Class A Shares $            / / Class B Shares $
    Class B shares minimum                                                     -------------                   ------------
    $100,000). Please                                                Total Initial Investment $
    indicate class and                                                                         ------------------------------------
    amount.

-----------------------------------------------------------------------------------------------------------------------------------

  E)  METHOD OF INVESTMENT       Payment by:
      Please indicate manner of  / / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.--U.S. REAL ESTATE
      payment.                   PORTFOLIO)
                                 / / Exchange $                  From                                                  -
                                               ----------------      ------------------------     -------------------------
                                                                     Name of Portfolio                Account No.
                                / / Account previously established by:
                                   / / Phone exchange / / Wire on                                                      -
                                                                  ---------------------------     --------------------------
                                                                           Date                       Account  No.     (Check
                                                                                                   (Previously assigned Digit)
                                                                                                         by the Fund)

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

  F) DISTRIBUTION                Income dividends and capital gains distributions (if any) will be reinvested in
    OPTION                       additional shares unless either box below is checked.
                                 / / Income dividends to be paid in cash, capital gains distributions (if any) in shares.
                                / /  Income dividends and capital gains distributions (if any) to be paid in cash.

-----------------------------------------------------------------------------------------------------------------------------------
  G) TELEPHONE                   / / I/we hereby authorize the Fund and its
     REDEMPTION                  agents to honor any telephone requests to    ------------------------- -------------------------
     OPTION                      wire redemption proceeds to the                Name of COMMERCIAL Bank     Bank Account No.
     Please select at time of    commercial bank indicated at right and/or       (Not Savings Bank)
     initial application if      mail redemption proceeds to the name                                   -------------------------
     you wish to redeem shares   and address in which my/our fund account                                       Bank ABA No.
     by telephone.  A SIGNATURE  is registered if such requests are believed  ---------------------------------------------------
     GUARANTEE IS REQUIRED IF    to be authentic.                              Name(s) in which your Bank Account is Established
     BANK ACCOUNT IS NOT
     REGISTERED IDENTICALLY TO   THE FUND AND THE FUND'S TRANSFER AGENT       ---------------------------------------------------
     YOUR FUND ACCOUNT.          WILL EMPLOY REASONABLE PROCEDURES TO                         Bank's Street Address

     TELEPHONE REQUESTS FOR      CONFIRM THAT INSTRUCTIONS COMMUNICATED BY    ---------------------------------------------------
     REDEMPTIONS OR              TELEPHONE ARE GENUINE.  THESE PROCEDURES     City                State                       Zip
     EXCHANGES WILL NOT BE       INCLUDE REQUIRING THE INVESTOR TO PROVIDE
     HONORED UNLESS THE          CERTAIN PERSONAL IDENTIFICATION INFORMATION AT
     BOX IS                      THE TIME AN ACCOUNT IS OPENED AND PRIOR TO
     CHECKED.                    EFFECTING EACH TRANSACTION REQUESTED BY
                                 TELEPHONE.  IN ADDITION, ALL TELEPHONE
                                 TRANSACTION REQUESTS WILL BE RECORDED AND
                                 INVESTORS MAY BE REQUIRED TO PROVIDE
                                 ADDITIONAL TELECOPIED WRITTEN INSTRUCTIONS OF
                                 TRANSACTION REQUESTS.  NEITHER THE FUND NOR
                                 THE TRANSFER AGENT WILL BE RESPONSIBLE FOR
                                 ANY LOSS, LIABILITY, COST OR EXPENSE FOR
                                 FOLLOWING INSTRUCTIONS RECEIVED BY TELEPHONE
                                 THAT IT REASONABLY BELIEVES TO BE GENUINE.

-----------------------------------------------------------------------------------------------------------------------------------

  H) INTERESTED PARTY
     OPTION                      ------------------------------------------------------------------------------------------------
                                                                     Name
     In addition to the ac-
     count statement sent to     ------------------------------------------------------------------------------------------------
     my/our registered ad-
     dress, I/we hereby au-
     thorize the fund to mail    ------------------------------------------------------------------------------------------------
     duplicate statements to                                        Address
     the name and address
     provided at right.          ------------------------------------------------------------------------------------------------
                                 City                            State                            Zip Code

-----------------------------------------------------------------------------------------------------------------------------------

  I) DEALER
     INFORMATION                      --------------------           --------------------                  --------------------
                                       Representative Name            Representative No.                          Branch No.

-----------------------------------------------------------------------------------------------------------------------------------

  J) SIGNATURE OF                The undersigned certify(ies) that I/we have full authority and legal capacity to purchase and
     ALL HOLDERS                 redeem shares of the Fund and affirm that I/we have received a current Prospectus of the Morgan
     AND TAXPAYER                Stanley Institutional Fund, Inc. and agree to be bound by its terms.  UNDER THE PENALTIES OF
     CERTIFICATION               PERJURY, I/WE CERTIFY THAT THE INFORMATION PROVIDED IN SECTION C) ABOVE IS TRUE, CORRECT AND
                                 COMPLETE.

     Sign Here --                (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

                                 (X)                                         (X)
                                 -----------------------------------------   ----------------------------------------------------
                                 Signature                         Date      Signature                                    Date

-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
Fund Expenses.....................................    2
Financial Highlights..............................    4
Prospectus Summary................................    5
Investment Objective and Policies.................    9
Additional Investment Information.................   11
Investment Limitations............................   14
Management of the Fund............................   15
Purchase of Shares................................   17
Redemption of Shares..............................   21
Shareholder Services..............................   22
Valuation of Shares...............................   23
Performance Information...........................   24
Dividends and Capital Gains Distributions.........   24
Taxes.............................................   25
Portfolio Transactions............................   26
General Information...............................   27
Account Registration Form

                           U.S. REAL ESTATE PORTFOLIO

                                PORTFOLIO OF THE
                                 MORGAN STANLEY
                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                               ($.001 PAR VALUE)

                                 -------------
                                   PROSPECTUS
                                 -------------

                               Investment Adviser
                                 Morgan Stanley
                             Asset Management Inc.

                                  Distributor
                              Morgan Stanley & Co.
                                  Incorporated

                    MORGAN STANLEY INSTITUTIONAL FUND, INC.

                      P.O. BOX 2798, BOSTON, MA 02208-2798

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION


     Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of twenty-seven Portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Each Portfolio, except the Money Market, Municipal Money Market, International Small Cap and China Growth Portfolios, began offering two classes of shares, the Class A shares and the Class B shares on January 2, 1996 (each, a "Multiclass Portfolio"). All shares of a Portfolio owned prior to January 2, 1996 were redesignated Class A shares on January 2, 1996. The Class A shares and the Class B shares currently offered by each Multiclass Portfolio have different minimum investment requirements and fund expenses. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio). This Statement of Additional Information addresses information of the Fund applicable to each of the twenty-seven Portfolios.

     This Statement is not a prospectus but should be read in conjunction with the several Prospectuses of the Fund's Portfolios. To obtain any of the Prospectuses, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.

                                TABLE OF CONTENTS

                                                                                                                                PAGE
                                                                                                                                ----
 Investment Objectives and Policies  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
 Taxes   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
 Special Tax Considerations Relating to Municipal Bond and Municipal Money Market Portfolios   . . . . . . . . . . . . .          14
 Special Tax Considerations Relating to Foreign Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          15
 Taxes and Foreign Shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16
 Purchase of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16
 Redemption of Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17
 Shareholder Services  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17
 Investment Limitations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18
 Determining Maturities of Certain Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20
 Management of the Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          20
 Net Asset Value for Money Market Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30
 Performance Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          30
 General Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37
 Description of Securities and Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          37
 Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43


STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 1996 RELATING TO:

     Prospectus for the U.S. Real Estate Portfolio, dated January 2, 1996

     Prospectus for the Fixed Income Portfolio, Global Fixed Income Portfolio, Municipal Bond Portfolio, Mortgage-Backed Securities Portfolio, High Yield Portfolio, Money Market Portfolio and Municipal Money Market Portfolio, dated January 2, 1996

     Prospectus for the Equity Growth Portfolio, Emerging Growth Portfolio, MicroCap Portfolio and Aggressive Equity Portfolio, dated January 2, 1996

     Prospectus for the Small Cap Value Equity Portfolio, Value Equity Portfolio and Balanced Portfolio, dated January 2, 1996

     Prospectus for the Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio, Asian Equity Portfolio, European Equity Portfolio, Japanese Equity Portfolio and Latin American Portfolio, dated January 2, 1996

     Prospectus for the Emerging Markets Portfolio and Emerging Markets Debt Portfolio, dated January 2, 1996

     Prospectus for the Active Country Allocation Portfolio, dated January 2,
     1996

     Prospectus for the Gold Portfolio, dated January 2, 1996

     Prospectus for the China Growth Portfolio, dated April 13, 1994.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies set forth in the Fund's Prospectuses:

CURRENCY SWAPS

     The China Growth Portfolio may enter into currency swaps for hedging purposes and non-hedging purposes. Inasmuch as swaps are entered into for good faith hedging purposes and are offset by a segregated account as described below, the Portfolio believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. An amount of cash or liquid high grade debt securities (i.e., securities rated in one of the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if unrated, deemed by the Adviser to be of comparable credit quality) having an aggregate net asset value at least equal to the gross payments which the Portfolio is obligated to make under the currency swap will be maintained in a segregated account by the Fund's Custodian. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

EMERGING COUNTRY EQUITY AND DEBT SECURITIES

GENERAL. Each of the Emerging Markets and Emerging Markets Debt Portfolio's definition of emerging country equity or debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. Morgan Stanley Asset Management Inc. (the "Adviser") believes, however, that investment in such companies will be appropriate because the Portfolio will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Portfolio may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Portfolio's definition of an emerging country equity or debt security and so long as the Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

     The Emerging Markets Debt Portfolio is subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years. The value of debt securities held by the Portfolio generally will vary inversely to changes in prevailing interest rates. The Portfolio's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Portfolio's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse
may be subject to the political climate in the relevant country.   In addition,
no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

BRADY BONDS. The Emerging Markets Debt Portfolio may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolio may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Portfolio will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructuring totalling approximately $73 billion have been implemented to date in Argentina, Bulgaria, Costa Rica, Ecuador, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

STRUCTURED SECURITIES. The Emerging Markets Debt Portfolio may also invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Portfolio anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Certain issuers of Structured Securities may be deemed to be "investment companies" as defined in the 1940
Act.   As a result, the Portfolio's investment in these Structured Securities may be limited by restrictions contained in the 1940 Act. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Emerging Markets Debt Portfolio may also invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Portfolio's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically will result in the Portfolio having a contractual relationship only with the Lender and not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Portfolio will acquire Participations only if the Lender interpositioned between the Portfolio and the borrower is determined by the Adviser to be creditworthy.

     When the Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain sovereign debt obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Portfolio may acquire an interest in a loan is through a Participation and not an Assignment. The Portfolio may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Portfolio to assign a value to these securities for purposes of valuing the Portfolio's securities and calculating its net asset value.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. dollar value of the assets of the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Global Fixed Income, Active Country Allocation, China Growth, Emerging Markets, Emerging Markets Debt and Gold Portfolios and, to the extent they invest in securities denominated in foreign currencies, the assets of the Emerging Growth, MicroCap, Aggressive Equity, Small Cap Value Equity, Value Equity, Balanced, Fixed Income and High Yield Portfolios may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Gold Portfolio may also enter into precious metals forward contracts. See "Precious Metals Forward and Futures Contracts and Options" below.

     The Portfolios may enter into forward foreign currency exchange contracts in several circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when any of these Portfolios anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. None of the Portfolios intend to enter into such forward contracts to protect the value of portfolio securities on a continuous basis.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of a Portfolio in an amount equal to the value of such Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to such contracts.

     The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Equity Growth, Aggressive Equity, Value Equity, Balanced, Small Cap Value Equity, Active Country Allocation, Gold, Latin American, U.S. Real Estate, Emerging Markets, Emerging Markets Debt and China Growth Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and reducing transactions costs. The Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Active County Allocation, Equity Growth, Aggressive Equity Gold, Latin American, U.S. Real Estate, Emerging Markets, Emerging Markets Debt and China Growth Portfolios may also enter into futures contracts for hedging purposes. No Portfolio will enter into futures contracts or options thereon for speculative purposes. The Gold Portfolio may also enter into futures contracts and options thereon on precious metals.
 See "Precious Metals Forward and Futures Contracts and Options" below. The China Growth and Latin American Portfolios may also enter into futures and options thereon on stock and other securities indices and currencies.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios expect to earn interest income on their margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

     The Portfolios may purchase and write call and put options on futures contracts which are traded on a U.S. Exchange (and in the case of the China Growth and Latin American Portfolios, on any recognized securities or futures exchange to the extent permitted by the CFTC) and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Portfolios will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolios intend to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Portfolios require that all futures transactions constitute bona fide hedging transactions except that a Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of a Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolios will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolios expect that approximately 75% of their futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolios upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolios will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Portfolios will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Portfolios will enter into futures contracts to the extent that its outstanding obligations to purchase securities under futures contracts and options on futures contracts (and in the case of the Active County Allocation, Equity Growth, Gold, Latin American and China Growth Portfolios, under options, futures contracts and options on futures contracts) would exceed 20% of its respective total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolios would continue to be required to make daily cash payments to maintain their required margin. In such situations, if a Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The Portfolios will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolios engage in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolios are subject to the risks of loss frequently associated with futures transactions. A Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Portfolios does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

     The investment objective of the Active Country Allocation Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers. The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices.

     The Morgan Stanley Capital International EAFE Index is based on the share prices of 1066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia.

OPTIONS TRANSACTIONS

GENERAL INFORMATION. As stated in the applicable Prospectus, the Active County Allocation, Emerging Markets, Emerging Markets Debt, Equity Growth, Aggressive Equity, Gold, Small Cap Value Equity, Value Equity, Balanced, Latin American, U.S. Real Estate and China Growth Portfolios may purchase and sell options on equity securities and the China Growth and Latin American Portfolios also may purchase and sell options on securities indices. Additional information with respect to option transactions is set forth below. Call and put options on equity securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transaction ("OTC Options").

     Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its the current market price. Ownership of listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

     OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediate of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

COVERED CALL WRITING. Each of the Portfolios may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums receive and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.

COVERED PUT WRITING. Each of the Portfolios may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

     Each of the Portfolios will write put options to receive the premiums paid by purchasers; when the Adviser (and also the Sub-Adviser with respect to the Gold Portfolio) wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option position.

PURCHASE OF PUT AND CALL OPTIONS. Each of the Portfolios may purchase listed or OTC put or call options on its portfolio securities in amounts exceeding no more than 5% of its total assets. When the Portfolio purchases a call option it acquires the right to sell a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to purchase a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

     The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

     The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

OPTIONS ON SECURITIES INDICES.   The China Growth and Latin American Portfolios
may purchase and write put and call options on securities indices and enter into a related closing transactions in order to hedge against the risk of market price fluctuations or to increase income to the Portfolio.

     Call and put options on indices are similar to options on securities except that, rather than the right to purchase or sell particular securities at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally (or in a particular industry or segment of the market) rather than the price movements in individual securities.

     All options written on indices must be covered. When the Portfolio writes an option on an index, it will establish a segregated account containing cash, U.S. government securities or other high quality liquid debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

     The Portfolio may choose to terminate an option position by entering into a closing transaction. The ability of the Portfolio to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

OPTIONS ON CURRENCIES. The China Growth and Latin American Portfolios may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Portfolio's exposure to changes in dollar exchange rates. Call options on foreign currency written by the Portfolio will be "covered," which means that the Portfolio will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Portfolio, the Portfolio will establish a segregated account with the Fund's Custodian consisting of cash, U.S. government securities or other high quality liquid debt securities in an amount equal to the amount the Portfolio would be required to pay upon exercise of the put.

PORTFOLIO TURNOVER

     The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding U.S. Government securities and securities with maturities of one year or less. The portfolio turnover rate for a year is calculated by dividing the lesser of sales or the average monthly value of the Portfolio's portfolio purchases of portfolio securities during that year by securities, excluding money market instruments. The rate of portfolio turnover will not be a limiting factor when the Portfolio deems it appropriate to purchase or sell securities for the Portfolio. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities. See "Taxes."

PRECIOUS METALS FORWARD AND FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     The Gold Portfolio may enter into futures contacts on precious ("precious metals futures") metals as a hedge against changes in the prices of precious metals held or intended to be acquired by the Portfolio, but not for speculation or for achieving leverage. The Portfolio's hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of a precious metal which the Portfolio intends to acquire ("anticipatory hedge") or sales of futures contracts as an offset against the effect of anticipated declines in the price of precious metal which the Portfolio owns ("hedge against an existing position").

     The Portfolio will enter into precious metals forward contracts which are similar to precious metals futures contracts, in that they provide for the purchase or sale of precious metals at an agreed price with delivery to take place at an agreed future time. However, unlike futures contracts, forward contracts are negotiated contracts which are primarily used in the dealer market. Unlike the futures contract market, which is regulated by the CFTC and by the regulations of the commodity exchanges, the forward contract market is unregulated. The Portfolio will use forward contracts for the same hedging purposes as those applicable to futures contracts, as described above. When the Portfolio enters into a forward contract it will establish with the custodian a segregated account consisting of cash, cash equivalents or bullion equal to the market value of the forward contract purchased.

     Precious metals futures and forward contract prices can be volatile and are influenced principally by changes in spot market prices, which in turn are affected by a variety of political and economic factors. In addition, expectations of changing market conditions may at times influence the prices of such futures and forward contracts, and changes in the cost of holding physical precious metals, including storage, insurance and interest expense, will also affect the relationship between spot and futures or forward prices. While the correlation between changes in prices of futures and forward contracts and prices of the precious metals being hedged by such contracts has historically been very strong, the correlation may at times be imperfect and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected precious metals price trends. To the extent that interest rates move in a direction opposite to that anticipated, the Portfolio may realize a loss on a futures transaction not offset by an increase in the value of portfolio securities. Moreover there is a possibility of a lack of a liquid secondary market for closing out a futures position or futures option. The success of any hedging technique depends upon the Adviser's and Sub-Adviser's accuracy in predicting the direction of a market. If these predictions are incorrect, the Portfolio may realize a loss.

     The Portfolio may also purchase (buy) and write (sell) covered call or put options on precious metals futures contracts. Such options would be purchased solely for hedging purposes similar to those applicable to the purchase and sale of futures contracts. Call options might be purchased to hedge against an increase in the price of precious metals the Portfolio intends to acquire, and put options may be purchased to hedge against a decline in the price of precious metals owned by the Portfolio. As is the case with futures contracts, options on precious metals futures may facilitate the Portfolio's acquisition of precious metals or permit the Portfolio to defer disposition of precious metals for tax or other purposes. The Portfolio may not purchase options on precious metals and precious metals futures contracts if the premiums paid for all such options, together with margin deposits on precious metals future contracts, would exceed 5% of the Portfolio's total assets at the time of option is purchased.

     One of the risks which may arise in employing futures contracts to protect against the price volatility of the Portfolio's assets is that the price of precious metals subject of futures contracts (and thereby the futures contracts prices) may correlate imperfectly with the prices of such assets. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

SECURITIES LENDING

     Each Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.

     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

SHORT SALES

     The Emerging Markets Debt, Latin American and Aggressive Equity Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements, although initially the Portfolio does not intend to sell securities short. A short sale is a transaction in which the Portfolio would sell securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Portfolio makes a short sale of borrowed securities, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. To deliver the securities to the buyer, the Portfolio will need to arrange through a broker to borrow the securities and, in so doing, the Portfolio will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government Securities or other liquid, high grade debt obligations. In addition, if the short sale is not "against the box," the Portfolio will place in a segregated account with its custodian, or designated sub-custodian, an amount of cash, U.S. Government Securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government Securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Portfolio will maintain the segregated account daily at a level so that (1) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and (2) the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short.

     Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SPECIAL RISKS ASSOCIATED WITH FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON AND OPTIONS ON FOREIGN CURRENCIES.

     Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolios permitted to engage in such hedging transactions. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

     Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which a Portfolio's trading systems will be based may not be as complete as the comparable data on which such Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing a Portfolio from responding to such events in a timely manner.

     Settlements of over-the-counter forward contracts or of the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

     Unlike currency futures contracts and exchange-traded options, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission. In an over-the-counter trading environment, many of the protections associated with transactions on exchanges will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which a Portfolio is a party.

     In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with such Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit a Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

     Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. A Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting a Portfolio's ability to enter into desired hedging transactions. A Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     Over-the-counter options on foreign currencies, like exchange-traded commodity futures contracts and commodity option contracts, are within the exclusive regulatory jurisdiction of the CFTC. The CFTC currently permits the trading of such options, but only subject to a number of conditions regarding the commercial purpose of the purchaser of such options. The China Growth and Latin American Portfolios are not able to determine at this time whether or to what extent the CFTC may impose additional restrictions on the trading of over-the-counter options on foreign currencies at some point in the future, or the effect that any restrictions may have on the hedging strategies to be implemented by the Portfolio. Forward contracts and currency swaps are not presently subject to regulation by the CFTC, although the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, a Portfolio's ability to utilize forward contracts and currency swaps in the manner set forth above and in the Prospectus could be restricted.

     Options on foreign currencies traded on a national securities exchange are within the jurisdiction of the Commission, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency options positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default.
Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.



                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

     Each Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held less than three months (A) stock or securities, (B) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and (C) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stocks or securities (or options or futures with respect to stock or securities) (the "short-short test") and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, a Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders. If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If a Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

     Each Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of a Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange of shares of a Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

     Each Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

     For certain transactions, each Portfolio is required for federal income tax purposes to recognize as gain or loss its net unrealized gains and losses on forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Realized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     As discussed above, in order for each Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement. Qualification as a RIC also requires that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on futures contracts held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so.

     Short sales engaged in by a Portfolio may reduce the holding property held by a Portfolio which is substantially identical to the property sold short. This rule may make it more difficult for the Portfolio to satisfy the short-short test. This rule may also have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.


                     SPECIAL TAX CONSIDERATIONS RELATING TO
                               MUNICIPAL BOND AND
                        MUNICIPAL MONEY MARKET PORTFOLIOS

     Each of the Municipal Bond Portfolio and the Municipal Money Market Portfolio will qualify to pay "exempt interest dividends" to its shareholders provided that, at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of obligations the interest on which is exempt from federal income tax. Current federal tax law limits the types and volume of bonds qualifying for federal income tax exemption of interest, which may have an effect on the ability of these Portfolios to purchase sufficient amounts of tax-exempt securities to satisfy this requirement. Any loss on the sale or exchange of shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the selling shareholder with respect to such shares.

     As noted in the Prospectus for the Municipal Bond Portfolio and the Municipal Money Market Portfolio, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of up to 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be affected by the receipt of exempt-interest dividends in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax. The Portfolios intend, when possible, to avoid investing in private activity bonds. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

     The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Municipal Bond Portfolio and the Municipal Money Market Portfolio and will be applied uniformly to all dividends declared with respect to the Portfolios during that year. This percentage may differ from the actual percentage for any particular day.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio will not be deductible for federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Municipal Bond Portfolio or the Municipal Money Market Portfolio. "Substantial user" is defined generally for these purposes as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

     Issuers of bonds purchased by the Municipal Bond Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.


           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of a Portfolio's net investment income available to be distributed to its shareholders as ordinary income.

     It is expected that each Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and a Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for United States federal income tax purposes as paid directly by its shareholders. A Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.


                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or foreign a partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

     The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.


                               PURCHASE OF SHARES

     The purchase price of the Class A shares of each Portfolio of the Fund, except the Money Market and Municipal Money Market Portfolios, and the Class
B shares of each Multiclass Portfolio of the Fund is the net asset value next determined after the order is received. For each Portfolio of the Fund other then the Money Market or Municipal Market Portfolios, an order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day. Shares of the Money Market and Municipal Money Market Portfolios may be purchased at the net asset value per share at the price next determined after Federal Funds are available to such Portfolios. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Each Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Portfolio's shares. The International Equity Portfolio is currently limiting investments in the

Portfolio to: (i) reinvested dividends and distributions by existing shareholders of the Portfolio; (ii) additional investments by existing shareholders of the Portfolio; (iii) investments by employees of Morgan Stanley; and (iv) investors who were in the process of becoming shareholders of the Portfolio at the time the Portfolio limited further investments.


                              REDEMPTION OF SHARES

     Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by any Portfolio for redemptions except for the 1% transaction fee assessed upon redemption of the International Small Cap Portfolio. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and
(2) share transfer requests.

     A guarantor must be a bank, a trust company, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                              SHAREHOLDER SERVICES

     The following supplements the Shareholder Services section set forth in the Fund's Prospectuses:

EXCHANGE FEATURES

     Shares of each Portfolio of the Fund may be exchanged for shares of any other available Portfolio (other than the International Equity Portfolio, which is closed to new investors). In exchanging for shares of a Portfolio with more than one class, the class of shares a shareholder receives in exchange will be determined in the same manner as any other purchase of shares and will not be based on the class of shares surrendered for the exchange. Consequently, the same minimum initial investment and minimum account size for determining the class of shares received in the exchange will apply.

     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

     Exchange requests may be made either by mail or telephone. Exchange requests by mail should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 10:00 am. (Eastern Time) for the Municipal Money Market Portfolio, 11:00 a.m. (Eastern Time) for the Money Market Portfolio, and 4:00 p.m. (Eastern Time) for the remaining Portfolios will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For federal income tax purposes an exchange between Portfolios is a taxable event for shareholders subject to tax, and, accordingly, a gain or loss may be realized. The exchange privilege may be modified or terminated by the Fund at any time upon 60-days' notice to shareholders.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Fund's Portfolios to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made. Transferring shares may affect the eligibility of an account for a given class of the Portfolio's shares and may result in involuntary conversion or redemption of such shares.


                             INVESTMENT LIMITATIONS

     Each current Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities), and except that the Gold Portfolio may invest in gold bullion in accordance with its investment objectives and policies;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) except with respect to the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, MicroCap, Aggressive Equity, U.S. Real Estate Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings), except that each of the Emerging Markets Debt and Latin American Portfolios may borrow from banks or other entities in amounts not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objectives and policies;

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Portfolio or the Municipal Money Market Portfolio) instruments issued by U.S. Banks, except that the Latin American Portfolio may invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry, and except that the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry, respectively, as provided in their respective prospectuses; and

     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

     In addition, each current Portfolio of the Fund has adopted non-fundamental investment limitations as stated below and in their respective prospectuses. Such limitations may be changed without shareholder approval. Each current Portfolio of the Fund will not:

     (1) purchase on margin or sell short, except (i) that the Emerging Markets Debt, Latin American and Aggressive Equity Portfolios may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its prospectus, (ii) that each of the Active Country Allocation, Equity Growth, Gold, China Growth and Aggressive Equity Portfolios may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time, and (iii) as specified above in Fundamental Restriction No. (1);

     (2) purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (6) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (7) purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on a recognized stock exchange;

     (8) except for the U.S. Real Estate Portfolio, invest in real estate limited partnership interests, and the U.S. Real Estate Portfolio may not invest in such interests that are not publicly traded;

     (9) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the respective prospectuses) that are publicly distributed, and
(ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder;

     (10) invest in oil, gas or other mineral leases; and

     (11) purchase puts, calls, straddles, spreads and any combination thereof if for any reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of their respective total assets, except that each of the Active Country Allocation, Equity Growth, Gold, China Growth and Aggressive Equity Portfolios may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time.

     The Balanced, Fixed Income and Value Equity Portfolios will only issue shares for securities or assets other than cash in a bona fide reorganization, statutory merger, or in other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which (i) meet their respective investment objectives; (ii) are acquired for investment and not for resale.

     Each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt, China Growth, Latin American, Aggressive Equity and U.S. Real Estate Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand;
(d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:



                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------
 Barton M. Biggs                              Chairman and                          Chairman and Director of Morgan Stanley Asset
 1221 Avenue of the                           Director                              Management Inc. and Morgan Stanley Asset
 Americas                                                                           Management Limited; Managing Director of Morgan
 New York, NY 10020                                                                 Stanley & Co., Inc.; Director of Morgan Stanley
 (63)                                                                               Group Inc.; Member of International Advisory
                                                                                    Counsel of the Thailand Fund; Chairman and
                                                                                    Director of The Brazilian Investment Fund,
                                                                                    Inc., The Latin American Discovery Fund, Inc.,
                                                                                    The Malaysia Fund, Inc., Morgan Stanley Africa
                                                                                    Investment Fund, Inc., Morgan Stanley Asia-
                                                                                    Pacific Fund, Inc., Morgan Stanley Emerging
                                                                                    Markets Debt Fund, Inc., Morgan Stanley
                                                                                    Emerging Markets Fund, Inc., Morgan Stanley
                                                                                    Fund Inc., Morgan Stanley Global Opportunity
                                                                                    Bond Fund, Inc., Morgan Stanley High Yield
                                                                                    Fund, Inc., Morgan Stanley India Investment
                                                                                    Fund, Inc., Morgan Stanley Institutional Fund,
                                                                                    Inc., The Pakistan Investment Fund, Inc.,
                                                                                    PCS Cash Fund, Inc., The Thai Fund, Inc. and
                                                                                    The Turkish Investment Fund, Inc.

 Warren J. Olsen                              Director and President                Principal of Morgan Stanley & Co., Inc.;
 1221 Avenue of the                                                                 Principal of Morgan Stanley Asset Management
 Americas                                                                           Inc.; President and Director of The Brazilian
 New York, NY 10020                                                                 Investment Fund, Inc., The Latin American
 (39)                                                                               Discovery Fund, Inc., The Malaysia Fund, Inc.,
                                                                                    Morgan Stanley Africa Investment Fund, Inc.,
                                                                                    Morgan Stanley Asia-Pacific Fund, Inc., Morgan
                                                                                    Stanley Emerging Markets Debt Fund, Inc.,
                                                                                    Morgan Stanley Emerging Markets Fund, Inc.,
                                                                                    Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Global Opportunity Bond Fund, Inc., Morgan
                                                                                    Stanley High Yield Fund, Inc., Morgan Stanley
                                                                                    India Investment Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc., and The Turkish Investment
                                                                                    Fund, Inc.

 John D. Barrett, II                          Director                              Chairman and Director of Barrett Associates,
 521 Fifth Avenue                                                                   Inc. (Investment counseling); Director of the
 New York, NY 10135                                                                 Ashforth Company (real estate); Director of the
 (60)                                                                               Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc. and PCS Cash Fund,
                                                                                    Inc.



                                    21



                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------

 Gerard E. Jones                              Director                              Partner in Richards & O'Neil LLP (law firm);
 43 Arch Street                                                                     Director of the Morgan Stanley Fund, Inc.,
 Greenwich, CT 06830                                                                Morgan Stanley Institutional Fund, Inc. and PCS
 (58)                                                                               Cash Fund, Inc.

 Andrew McNally IV                            Director                              Chairman and Chief Executive Officer of Rand
 8255 North Central                                                                 McNally (Publication); Director of Allendale
 Park Avenue                                                                        Insurance Co., Mercury Finance (consumer
 Skokie, IL 60076                                                                   finance); Zenith Electronics, Hubbell, Inc.
 (56)                                                                               (industrial electronics); Director of the
                                                                                    Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc. and PCS Cash Fund,
                                                                                    Inc.; Director of the Morgan Stanley Fund,
                                                                                    Inc., Morgan Stanley Institutional Fund, Inc.
                                                                                    and PCS Cash Fund, Inc.

 Samuel T. Reeves                             Director                              Chairman of the Board and CEO, Pinacle L.L.C.
 8211 North                                                                         (investment firm); Director, Pacific Gas and
 Fresno Street                                                                      Electric and PG&E Enterprises (utilities);
 Fresno, CA 93720                                                                   Director of the Morgan Stanley Fund, Inc.,
 (61)                                                                               Morgan Stanley Institutional Fund, Inc. and PCS
                                                                                    Cash Fund, Inc.

 Fergus Reid                                  Director                              Chairman and Chief Executive Officer of
 85 Charles Colman Blvd                                                             LumeLite Corporation (injection molding firm);
 Pawling, NY 12564                                                                  Trustee and Director of Vista Mutual Fund
 (63)                                                                               Group; Director of the Morgan Stanley Fund,
                                                                                    Inc., Morgan Stanley Institutional Fund, Inc.
                                                                                    and PCS Cash Fund, Inc.

 Frederick O. Robertshaw                      Director                              Of Counsel, Bryan, Cave (law firm); Previously
 2800 North Central Avenue                                                          associated with Copple, Chamberlin & Boehm,
 Phoenix, AZ 85004                                                                  P.C. and Rake, Copple, Downey & Black, P.C.
 (61)                                                                               (law firms); Director of the Morgan Stanley
                                                                                    Fund, Inc., Morgan Stanley Institutional Fund,
                                                                                    Inc. and PCS Cash Fund, Inc.


                                    22

                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------

 Frederick B. Whittemore                      Director                              Advisory Director of Morgan Stanley & Co.,
 1251 Avenue of the                                                                 Inc.; Vice-Chairman and Director of The
 Americas, 30th Flr.                                                                Brazilian Investment Fund, Inc., The Latin
 New York, NY 10020                                                                 American Discovery Fund, Inc., The Malaysia
 (65)                                                                               Fund, Inc., Morgan Stanley Africa Investment
                                                                                    Fund, Inc., Morgan Stanley Asia-Pacific Fund,
                                                                                    Inc., Morgan Stanley Emerging Markets Debt
                                                                                    Fund, Inc., Morgan Stanley Emerging Markets
                                                                                    Fund, Inc., Morgan Stanley Fund, Inc., Morgan
                                                                                    Stanley Global Opportunity Bond Fund, Inc.,
                                                                                    Morgan Stanley High Yield Fund,Inc., Morgan
                                                                                    Stanley India Investment Fund, Inc., Morgan
                                                                                    Stanley Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc. and The Turkish Investment
                                                                                    Fund, Inc.

 James W. Grisham                             Vice President                        Principal of Morgan Stanley & Co., Inc.;
 1221 Avenue of the                                                                 Principal of Morgan Stanley Asset Management
 Americas                                                                           Inc.; Vice President of The Brazilian
 New York, NY 10020                                                                 Investment Fund, Inc., The Latin American
 (54)                                                                               Discovery Fund, Inc., The Malaysia Fund, Inc.,
                                                                                    Morgan Stanley Africa Investment Fund, Inc.,
                                                                                    Morgan Stanley Asia-Pacific Fund, Inc., Morgan
                                                                                    Stanley Emerging Markets Debt Fund, Inc.,
                                                                                    Morgan Stanley Emerging Markets Fund, Inc.,
                                                                                    Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Global Opportunity Bond Fund, Inc., Morgan
                                                                                    Stanley High Yield Fund, Inc., Morgan Stanley
                                                                                    India Investment Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc. and The Turkish Investment
                                                                                    Fund, Inc.


                                    23

                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------

 Harold J. Schaaff, Jr.                       Vice President                        Principal of Morgan Stanley & Co.; General
 1221 Avenue of the                                                                 Counsel and Secretary of Morgan Stanley Asset
 Americas                                                                           Management Inc.; Vice President of The
 New York, NY 10020                                                                 Brazilian Investment Fund, Inc., The Latin
 (35)                                                                               American Discovery Fund, Inc., The Malaysia
                                                                                    Fund, Inc., Morgan Stanley Africa Investment
                                                                                    Fund, Inc., Morgan Stanley Asia-Pacific Fund,
                                                                                    Inc., Morgan Stanley Emerging Markets Debt
                                                                                    Fund, Inc., Morgan Stanley Emerging Markets
                                                                                    Fund, Inc., Morgan Stanley Fund, Inc., Morgan
                                                                                    Stanley Global Opportunity Bond Fund, Inc.,
                                                                                    Morgan Stanley High Yield Fund, Inc., Morgan
                                                                                    Stanley India Investment Fund, Inc., Morgan
                                                                                    Stanley Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc. and The Turkish Investment
                                                                                    Fund, Inc.

 Joseph P. Stadler                            Vice President                        Vice President of Morgan Stanley Asset
 1221 Avenue of the                                                                 Management Inc.; Previously with Price
 Americas                                                                           Waterhouse (accounting); Vice President of The
 New York, NY 10020                                                                 Brazilian Investment Fund, Inc., The Latin
 (41)                                                                               American Discovery Fund, Inc., The Malaysia
                                                                                    Fund, Inc., Morgan Stanley Africa Investment
                                                                                    Fund, Inc., Morgan Stanley Asia-Pacific Fund,
                                                                                    Inc., Morgan Stanley Emerging Markets Debt
                                                                                    Fund, Inc., Morgan Stanley Emerging Markets
                                                                                    Fund, Inc., Morgan Stanley Fund, Inc., Morgan
                                                                                    Stanley Global Opportunity Bond Fund, Inc.,
                                                                                    Morgan Stanley High Yield Fund, Inc., Morgan
                                                                                    Stanley India Investment Fund, Inc., Morgan
                                                                                    Stanley Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc. and The Turkish Investment
                                                                                    Fund, Inc.


                                    24

                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------

 Valerie Y. Lewis                             Secretary                             Vice President of Morgan Stanley Asset
 1221 Avenue of the                                                                 Management Inc.; Previously with Citicorp
 Americas                                                                           (banking); Secretary of The Brazilian
 New York, NY 10020                                                                 Investment Fund, Inc., The Latin American
 (39)                                                                               Discovery Fund, Inc., The Malaysia Fund, Inc.,
                                                                                    Morgan Stanley Africa Investment Fund, Inc.,
                                                                                    Morgan Stanley Asia-Pacific Fund, Inc., Morgan
                                                                                    Stanley Emerging Markets Debt Fund, Inc.,
                                                                                    Morgan Stanley Emerging Markets Fund, Inc.,
                                                                                    Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Global Opportunity Bond Fund, Inc., Morgan
                                                                                    Stanley High Yield Fund, Inc., Morgan Stanley
                                                                                    India Investment Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., PCS Cash Fund, Inc.,
                                                                                    The Thai Fund, Inc. and The Turkish Investment
                                                                                    Fund, Inc.

 Karl O. Hartmann                             Assistant Secretary                   Senior Vice President, Secretary and General
 73 Tremont Street                                                                  Counsel of Chase Global Funds Services Company;
 Boston, MA 02108-3913                                                              Previously with Leland, O' Brien, Rubenstein
 (40)                                                                               Associates, Inc. (investments).



 James R. Rooney                              Treasurer                             Assistant Vice President, Chase Global Funds
 73 Tremont Street                                                                  Services Company; Manager of Fund
 Boston, MA 02108-3913                                                              Administration; Officer of various investment
 (37)                                                                               companies managed by Morgan Stanley Asset
                                                                                    Management Inc.; Previously with Scudder,
                                                                                    Stevens & Clark, Inc. (investments) and Ernst
                                                                                    & Young LLP (accounting); Treasurer of The
                                                                                    Brazilian Investment Fund, Inc., The Latin
                                                                                    American Discovery Fund, Inc., The Malaysia
                                                                                    Fund, Inc., Morgan Stanley Africa Investment
                                                                                    Fund, Inc., Morgan Stanley Asia-Pacific Fund,
                                                                                    Inc., Morgan Stanley Emerging Markets Debt Fund,
                                                                                    Inc., Morgan Stanley Emerging Markets Fund,
                                                                                    Inc., Morgan Stanley Fund, Inc., Morgan Stanley
                                                                                    Global Opportunity Bond Fund, Inc., Morgan
                                                                                    Stanley High Yield Fund, Inc., Morgan Stanley
                                                                                    India Investment Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., The Thai Fund, Inc. and
                                                                                    The Turkish Investment Fund, Inc.


                                    25

                                                                                    Principal Occupation During
 Name, Address and Age                        Position with Fund                              Past Five Years
 ---------------------                        ------------------                    ----------------------------

 Joanna Haigney                               Assistant Treasurer                   Supervisor of Fund Administration and
 73 Tremont Street                                                                  Compliance, Chase Global Funds Services Company;
 Boston, MA 02108-3913                                                              Previously with Coopers & Lybrand LLP;
 (29)                                                                               Assistant Treasurer of The Brazilian Investment
                                                                                    Fund, Inc., The Latin American Discovery Fund,
                                                                                    Inc., The Malaysia Fund, Inc., Morgan Stanley
                                                                                    Africa Investment Fund, Inc., Morgan Stanley
                                                                                    Asia-Pacific Fund, Inc., Morgan Stanley
                                                                                    Emerging Markets Debt Fund, Inc., Morgan
                                                                                    Stanley Emerging Markets Fund, Inc., Morgan
                                                                                    Stanley Fund, Inc., Morgan Stanley Global
                                                                                    Opportunity Bond Fund, Inc., Morgan Stanley
                                                                                    High Yield Fund, Inc., Morgan Stanley India
                                                                                    Investment Fund, Inc., Morgan Stanley
                                                                                    Institutional Fund, Inc., The Pakistan
                                                                                    Investment Fund, Inc., The Thai Fund, Inc. and
                                                                                    The Turkish Investment Fund, Inc.

_______

*    "Interested Person" within the meaning of the 1940 Act.


REMUNERATION OF DIRECTORS AND OFFICERS

     The Fund pays each Director who is not also an officer or affiliated person and in addition, Mr. Whittemore, an Interested Person, an annual fee, plus travel and other expenses incurred in attending Board meetings. For the fiscal year December 31, 1994, the Fund paid approximately $83,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers and employees are paid by the Adviser or its agents. As of December 18, 1995, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each Portfolio of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1994.

                               COMPENSATION TABLE
--------------------------------------------------------------------------------




      (1)                                  (2)                   (3)                      (4)                      (5)
      NAME OF                              AGGREGATE             PENSION OR               ESTIMATED                TOTAL
      PERSON,                              COMPENSATION          RETIREMENT               ANNUAL                   COMPENSATION
      POSITION                             FROM                  BENEFITS ACCRUED         BENEFITS                 FROM REGISTRANT
                                           REGISTRANT            AS PART OF FUND          UPON                     AND FUND COMPLEX
                                                                 EXPENSES                 RETIREMENT               PAID TO DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Frederick B. Whittemore,*                  $15,750               $                        $                        $67,800
Director and Chairman of
the Board

John P. Britton,**                         16,500                                                                  27,550
Director

George R. Bunn, Jr.,**                     18,350                                                                  29,400
Director

A. Macdonald Caputo,**                     N/A                                                                     N/A
Director

Gerard E. Jones,*                          15,750                                                                  85,584.11
Director

Peter E. deSvastich,**                     15,750                                                                  40,058
Director

Warren J. Olsen,*                          N/A                                                                     N/A
Director and President


_______________

*    As of June 28, 1995, the following persons were elected Directors of the
     Fund: Barton M. Biggs, John D. Barrett II, Gerard E. Jones, Andrew McNally IV, Warren J. Olsen, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore.

**   Resigned effective June 28, 1995.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser") is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal offices of Morgan Stanley Group Inc. are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services for the year ended October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Adviser earned fees of approximately $8,312,000, $1,725,000, $17,539,000 and $34,338,000, respectively, and from such fees voluntarily waived fees of $962,000, $600,000, $3,037,000 and $2,640,000, respectively. For the year ended October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid brokerage commissions of approximately $3,477,000, $370,000, $5,827,000 and $7,287,293, respectively. For the year ended
October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid in the aggregate $66,600, $4,000, $797,000 and $796,000, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker-dealer, which represented 2%, 1%, 13% and 11% of the total amount of brokerage commissions paid in each respective period. For the year ended October 31, 1992, the two months ended December 31, 1992 and the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid administrative fees to MSAM of approximately $2,624,000, $542,000, $4,662,000 and $4,458,000, respectively.

     The Sub-Adviser, Sun Valley Gold Company, with principal offices at 620 Sun Valley Road, Sun Valley, Idaho, serves as the investment sub-adviser of the Gold Portfolio, pursuant to a sub-advisory agreement among the Fund, the Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"). The Adviser and the Sub-Adviser have entered into an indemnification agreement under which, generally, the Sub-Adviser has agreed to indemnify the Adviser and the Fund for claims or losses in connection with any failure by the Sub-Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements or any act or omission that amounts to negligence, misfeasance or bad faith, and the Adviser has agreed to indemnify the Sub-Adviser for claims or losses in connection with any failure by the Adviser to comply with its obligations under the Sub-Advisory Agreement or related agreements. For the year ended December 31, 1994, the Fund paid $8,000 as brokerage commissions to Sun Valley.

     Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of each Portfolio.

     Under the Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase," successor in interest to United States Trust Company of New
York), Chase Global Fund Services Company ("CGFSC," formerly Mutual Funds Service Company and now a Chase subsidiary) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $60 billion in assets and having approximately 223,133 shareholder accounts as of June 30, 1995. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.


CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of June 30, 1995 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

ACTIVE COUNTRY ALLOCATION PORTFOLIO: The Trustees of Columbia University in the City of New York, 475 Riverside Drive, Suite 401, New York, NY 10115, owned 16% of such Portfolio's total outstanding shares.

City of New York Deferred Compensation Plan, 40 Rector Street, 3rd Floor, New York, NY 10006, owned 13% of such Portfolio's total outstanding shares.

Oglebay Norton Company, 1100 Superior Avenue, Cleveland, OH 44114-2598, owned 12% of such Portfolio's total outstanding shares.

The Finn Foundation, Northern Trust Co., Master Trust Dept., P.O. Box 92984, Chicago, IL 60675, owned 8% of such Portfolio's total outstanding shares.

Strafe & Co., F/A/O In: Thompson Consumer Electronics, 235 West Schrock Road, Westerville, OH 43081, owned 7% of such Portfolio's total outstanding shares.

Sahara Enterprises, Inc., 3 First National Plaza, Suite 2000, Chicago, IL 60602-4260, owned 6% of such Portfolio's total outstanding shares.

ASIAN EQUITY PORTFOLIO: Association De Bienfaisance Et De Retraite Des Policiers De La Communaute Urbaine De Montreal, 480 Gilford Street, Montreal, Quebec H2J1N3, owned 9% of such Portfolio's total outstanding shares.

BALANCED PORTFOLIO: The American Roentgen Ray Society, 1891 Preston White Drive, Reston, VA 22091-5431, owned 21% of such Portfolio's total outstanding shares.

EMERGING GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 22% of such Portfolio's total outstanding shares.

Allendale Mutual Insurance Co., P.O. Box 7500, Johnston, RI 02919-0750, owned 8% of such Portfolio's total outstanding shares.

Claude Worthington Benedum Foundation, 1400 Benedum Trees Building, Pittsburgh, PA 15222, owned 7% of such Portfolio's total outstanding shares.

EMERGING MARKETS DEBT PORTFOLIO: Northwestern University, 633 Clark Street, Evanston, IL 60208-1122, owned 13% of such Portfolio's total outstanding shares.

Swarthmore College, 500 College Avenue, Swarthmore, PA 19081-1110, owned 7% of such Portfolio's total outstanding shares.

EMERGING MARKETS PORTFOLIO: Ministers & Missionaries Benefit Board of the American Baptist Churches, 475 Riverside Drive, New York, NY 10115, owned 11% of such Portfolio's total outstanding shares.

EQUITY GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 31% of such Portfolio's total outstanding shares.

FIXED INCOME PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 23% of such Portfolio's total outstanding shares.

Brooks School, c/o Mr. Frank Marino, North Andover, MA 01845, owned 6% of such Portfolio's total outstanding shares.

GLOBAL EQUITY PORTFOLIO: Robert College of Istanbul Turkey C/O Morgan Stanley Asset Management, 25 Cabot Square, London, England E144QA, owned 42% of such Portfolio's total outstanding shares.

Boston Safe Deposit and Trust Company as Custodian for the MBTA Retirement Fund, 99 Summer Street Suite 1700, Boston, MA 02110, owned 22% of such Portfolio's total outstanding shares.

JM Kaplan Fund, Inc., 880 Third Avenue 3rd floor, New York, NY 10022, owned 10% of such Portfolio's total outstanding shares.

Divtex and Company FBO, Pritchard Hubble and Herr C/O Texas Commerce Bank, P.O. Box 951405, Dallas, TX 75395, owned 8% of such Portfolio's total outstanding shares.

GLOBAL FIXED INCOME PORTFOLIO: Farm Credit Bank Retirement Plan, Columbia District American Industries Trust Company Trustee, 5700 NW Central Drive, 4th Floor, Houston, TX 77092, owned 14% of such Portfolio's total outstanding shares.

Northern Trust Company as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 11% of such Portfolio's total outstanding shares.

The Northern Trust Customer FBO Resort Condominiums International, P.O. Box 92956, Chicago, IL 60675-2956, owned 6% of such Portfolio's total outstanding shares.

Divtex and Co., FBO Pritchard Hubble and Herr, c/o Texas Commerce Bank, P.O. Box 951405, Dallas, TX 75395-1405, owned 6% of such Portfolio's total outstanding shares.

HIGH YIELD PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 26% of such Portfolio's total outstanding shares.

Valassis Enterprises - Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 19% of such Portfolio's total outstanding shares.

INTERNATIONAL EQUITY PORTFOLIO: William Penn Foundation, 1630 Locust Street, Philadelphia, PA 19103, owned 5% of such Portfolio's total outstanding shares.

INTERNATIONAL SMALL CAP PORTFOLIO: The Short Brothers Pension Fund, P.O. Box 241, Airport Road, Belfast, N. Ireland, owned 11% of such Portfolio's total outstanding shares.

The Casey Family Program, 1300 Dexter Avenue, Suite 400, Seattle, WA 98109-3547, owned 8% of such Portfolio's total outstanding shares.

Trustees of Boston College Attn: Paul Haran Associates Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167, owned 7% of such Portfolio's total outstanding shares.

General Mills, Inc. Master Trust: Pooled International Fund, One General Mills Blvd., Minneapolis, MN 55426, owned 7% of such Portfolio's total outstanding shares.

MUNICIPAL BOND PORTFOLIO: Kevin W. Smith, 570 Arvida Parkway, Coral Gables, FL 33156, owned 12% of such Portfolio's total outstanding shares.

Daniel J. McDonald and Maria J. McDonald, 850 Old Dominion Drive, McLean, VA 22102, owned 11% of such Portfolio's total outstanding shares.

SMALL CAP VALUE EQUITY PORTFOLIO: Morgan Stanley & Co. Pension Fund, c/o U.S. Trust Company of New York, 770 Broadway Street, New York, NY 10003, owned 12% of such Portfolio's total outstanding shares.

U.S. REAL ESTATE PORTFOLIO: European Patent Organization Pension Reserve Fund, Erhardtstrasse 27, Munich, Germany 80298, owned 9% of such Portfolio's total outstanding shares.

VALUE EQUITY PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 16% of such Portfolio's total outstanding shares.

                   NET ASSET VALUE FOR MONEY MARKET PORTFOLIOS

     The Money Market Portfolio and the Municipal Money Market Portfolio seek to maintain a stable net asset value per share of $1.00. These Portfolios use the amortized cost method of valuing their securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of each Portfolio's per share net asset value at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Portfolios must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the Commission.

     The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and each Portfolio's investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

     In the event of a deviation of over 1/2 of 1% between a Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

     There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market and Municipal Money Market Portfolios values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but each Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.


                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Portfolios' past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time each Portfolio, except the Money Market and Municipal Money Markets Portfolios, may advertise total return for each class of shares of the Portfolio. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

     The average annual compounded rates of return (unless otherwise noted) for the Fund's Portfolios for the one year and five year periods ended December 31, 1994 and for the period from inception through December 31, 1994 are as follows:


           Name of Portfolio                                       Since Date
         and Date of Inception            One Year    Five Year   of Inception
         ---------------------            --------    ---------   ------------
         International Equity
         August 4, 1989. . . . . . . .       7.76%       9.08%       10.59%

         Emerging Growth
         November 1, 1989. . . . . . .      28.18        9.24        11.36

         Value Equity
         January 31, 1990. . . . . . .      18.77       11.32        10.69

         Balanced
         February 28, 1990 . . . . . .      13.86        9.98         9.75

         Equity Growth
         April 2, 1991 . . . . . . . .      30.74         N/A        11.76

         Global Fixed Income
         May 1, 1991 . . . . . . . . .      13.22         N/A         8.56

         Fixed Income
         May 15, 1991. . . . . . . . .      12.50         N/A         8.60

         Asian Equity
         July 1, 1991. . . . . . . . .      (9.64)        N/A        24.98

         Active Country Allocation
         January 17, 1992. . . . . . .      (2.48)        N/A         6.04

         Global Equity
         July 15, 1992 . . . . . . . .      12.95         N/A        19.31

         Emerging Markets
         September 25, 1992. . . . . .      (7.35)        N/A        18.25

         High Yield
         September 28, 1992. . . . . .      12.00         N/A        11.60

         International Small Cap
         December 15, 1992 . . . . . .      (5.23)        N/A        19.58


                                       31

           Name of Portfolio                                       Since Date
         and Date of Inception            One Year    Five Year   of Inception
         ---------------------            --------    ---------   ------------

         Small Cap Value Equity
         December 17, 1992 . . . . . .     15.59%         N/A          10.56%

         European Equity
         April 2, 1993 . . . . . . . .     12.15          N/A          22.94

         Emerging Markets Debt
         February 1, 1994. . . . . . .     17.19          N/A          (3.13)

         Gold
         February 1, 1994. . . . . . .     10.62          N/A          (1.18)

         Japanese Equity
         April 25, 1994. . . . . . . .    (21.33)         N/A         (15.56)

         Latin American
         January 18, 1995. . . . . . .       N/A          N/A         (12.00)

         Municipal Bond
         January 18, 1995. . . . . . .       N/A          N/A           4.22

         U.S. Real Estate
         February 24, 1995 . . . . . .       N/A          N/A           8.30

         Aggresive Equity
         March 8, 1995 . . . . . . . .       N/A          N/A          18.33

         MicroCap
         January 2, 1996 . . . . . . .       N/A          N/A            N/A


These figures were calculated according to the following

                    n
  formula:  P(1 + T)  = ERV

where:

P    =    a hypothetical initial payment of $1,000

T    =    average annual total return

n    =    number of years

ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

CALCULATION OF YIELD FOR NON-MONEY MARKET PORTFOLIOS

From time to time certain of the Fund's Portfolios may advertise yield.

Current yield reflects the income per share earned by a Portfolio's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     The respective yields for certain of the Fund's Portfolios for the 30-day period ended June 30, 1995 were as follows:


                 PORTFOLIO NAME                   30-DAY YIELD
                 --------------                   ------------
              Emerging Markets Debt. . . . . . .    12.06%

              Fixed Income . . . . . . . . . . .     6.92%

              Global Fixed Income. . . . . . . .     6.79%

                                      32

              High Yield . . . . . . . . . . . .    11.00%

              Municipal Bond . . . . . . . . . .     4.33%

     These figures were obtained using the following formula:

                                      6
               Yield = 2[( a - b + 1 )  -  1]
                           -----
                             cd

     where:

     a    =    dividends and interest earned during the period
     b    =    expenses accrued for the period (net of reimbursements)
     c    =    the average daily number of shares outstanding during the period that were entitled to receive income distributions
     d    =    the maximum offering price per share on the last day of the period.

CALCULATION OF YIELD FOR MONEY MARKET PORTFOLIOS

     The current yield of the Money Market and Municipal Money Market Portfolios is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. The yields of the Money Market and Municipal Money Market Portfolios for the 7-day period ended June 30, 1995 were 5.45% and 3.71%, respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Money Market Portfolios and the Municipal Money Market Portfolio for the 7-day period ended June 30, 1995 were 5.59% and 3.78%, respectively.

     The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing net asset value and calculating yield.

TAXABLE EQUIVALENT YIELD FOR THE MUNICIPAL BOND AND MUNICIPAL MONEY MARKET PORTFOLIO

     It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:


                 Tax Free Yield
             ---------------------
             1 - Your Tax Bracket   =   Your Taxable Equivalent Yield

     For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

      The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1995 under the Internal Revenue Code. There can, of course, be no guarantee that the Municipal Bond Portfolio or Municipal Money Market Portfolio will achieve a specific yield. Also, it is possible that some portion of the Portfolio's dividends may be subject to Federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

TAXABLE EQUIVALENT YIELD TABLE



               SAMPLE LEVEL OF                                                        TAXABLE EQUIVALENT RATES
               TAXABLE INCOME*                                                      BASED ON TAX-EXEMPT YIELD OF:
               --------------                                                       -----------------------------
                                           FEDERAL
                                           INCOME
 JOINT                SINGLE               TAX
 RETURN               RETURN               BRACKET   3%       4%       5%        6%       7%      8%      9%       10%     11%
 ------               ------               -------   --       --       --        --       --      --      --       ---     ---
 $0-39,000            $0-23,350            15.0%     3.5%     4.7%     5.9%      7.1%      8.2%    9.4%   10.6%    11.8%   12.9%
 39,000- 94,250       23,350-56,550        28.0      4.2      5.6      6.9       8.3       9.7    11.1    12.5     13.9    15.3
 94,250-143,600       56,550-117,950       31.0      4.3      5.8      7.2       8.7      10.1    11.6    13.0     14.5    15.9
 143,600-256,500      117,950-256,500      36.0      4.7      6.3      7.8       9.4      10.9    12.5    14.1     15.6    17.2
 over 256,500         over 256,500         39.6      5.0      6.6      8.3       9.9      11.6    13.2    14.9     16.6    18.2

* Net amount subject to 1995 Federal Income Tax after deductions and exemptions, not indexed for 1995 income tax rates.



The taxable equivalent yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended December 31, 1994, assuming a Federal income tax rate of 39.6% (maximum rate), were 6.14% and 7.88%, respectively. The taxable equivalent effective yields for the Municipal Money Market and Municipal Bond Portfolios for the seven days ended June 30, 1995, assuming the same tax rate, were 6.26% and 8.06%, respectively.

COMPARISONS

     To help investors better evaluate how an investment in a Portfolio of Morgan Stanley Institutional Fund, Inc. might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:


       (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

       (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

       (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

       (d) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

       (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

       (f) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

       (g) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

The following indices and averages may also be used:

       (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

       (b) Consumer Price Index (or cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

       (c) Donoghue's Money Fund Average -- an average of all major money market fund yields, published weekly for 7 and 30-day yields.

       (d) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (e) EMBI+ -- Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

       (f) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

       (g) First Boston Upper/Middle Tier High Yield Index -- an unmanaged index of bonds rated B to BBB.

       (h) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

       (i) IFC Global Total Return Composite Index -- an unmanaged index of common stocks and includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

       (j) Indata Balanced-Median Index -- an unmanaged index and includes an asset allocation of 5% cash, 42% bonds and 53% equity based on $52.7 billion in assets among 547 portfolios for the six months ended June 30, 1995. (assumes dividends reinvested).

       (k) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 5% cash and 95% equity based on $364.7 billion in assets among 1,163 portfolios for the six months ended June 30, 1995.

       (l) J.P. Morgan Emerging Markets Bond Index -- a market-weighted index composed of all Brady bonds outstanding and includes Argentina, Brazil, Mexico, Nigeria, the Philippines and Venezuela.

       (m) J.P. Morgan Traded Global Bond Index -- an unmanaged index of securities and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and the United States.

       (n) Lehman Brothers Aggregate Bond Index -- an unmanaged index made up of the Government/Corporate Index, the Mortgage Backed Securities Index and the Asset-Backed Securities Index.

       (o) Lehman Brothers LONG-TERM Treasury Bond -- composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

       (p) The Lehman 7 Year Municipal Bond Index -- an unmanaged index which consists of investment grade bonds with maturities between 6-8 years rated BAA or better. All bonds have been taken from deals done within the last 5 years, with assets of $50 million or larger.

       (q) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

       (r) Morgan Stanley Capital International Combined Far East Free ex Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

       (s) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

       (t) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- an unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Columbia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).

       (u) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks and includes 14 countries throughout Europe.

       (v) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.

       (w) Morgan Stanley Capital International Latin American Global Index -- a broad-based market capitalization-weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).

       (x) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

       (y)     NASDAQ Composite Index -- an unmanaged index of common stocks.

       (z) NASDAQ Industrial Index -- a capitalization-weighted index composed of more than 3,000 domestic stocks taken from the following industry sectors: agriculture, mining, construction, manufacturing, electronic components, services and public administration enterprises. It is a value-weighted index calculated on price change only and does not include income.

       (aa) National Association of Real Estate Investment Trusts ("NAREIT") Index -- an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs)listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.

       (bb) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

       (cc) Philadelphia Gold and Silver Index -- an unmanaged index comprised of seven leading companies involved in the mining of gold and silver.

       (dd) Russell 2500 Index -- comprised of the bottom 500 stocks is in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

       (ee) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

       (ff) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

       (gg) Salomon Brothers Broad Investment Grade Bond -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

       (hh) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (ii) Standard & Poor's Small Cap 600 Index - a capitalization-weighted index of 600 domestic stocks having market capitalizations which reside within the 50th and the 83rd percentiles of the market capitalization of the entire stock market, chosen for certain liquidity characteristics and for industry representation.

       (jj) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.


     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation, as amended and restated, permit the Directors to issue 34 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of twenty-seven Portfolios (the China Growth and Mortgage-Backed Securities Portfolios are not currently offering shares).

     The shares of each Portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically received in additional shares of such class of that Portfolio of the Fund at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION (S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows:
MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the proceeding grades.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

II.  DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others.

Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  DESCRIPTION OF MUNICIPAL BONDS

     Municipal Bonds generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal Bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

     The two principal classifications of Municipal Bonds are "general obligation" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Municipal Bond Portfolio and the Municipal Money Market Portfolio may also invest in tax-exempt industrial development bonds, short-term municipal obligations, project notes, demand notes and tax-exempt commercial paper in accordance with the Portfolio's investment objectives and policies.

     Industrial revenue bonds (i.e., private activity bonds) in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes. Project Notes are instruments guaranteed by the Department of Housing and Urban Development but issued by a state or local housing agency. While the issuing agency has the primary obligation on such Project notes, they are also secured by the full faith and credit of the United States.

     Note obligations with demand or put options may have a stated maturity in excess of one year, but allow any holder to demand payment of principal plus accrued interest upon a specified number of days' notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay in its discretion the outstanding principal of the notes plus accrued interest upon a specific number of days' notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. The demand notes in which the Municipal Money Market Portfolio will invest are payable on not more than one year's notice.

     The yields of Municipal Bonds depend on, among other things, general money market conditions, conditions in the Municipal Bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's and S&P represent their opinions of the quality of the Municipal Bonds. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields, while Municipal Bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Municipal Bond Portfolio and the Municipal Money Market Portfolio.

     Municipal Bonds are sometimes purchased on a "when issued" basis meaning the buyer has committed to purchasing certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

     From time to time proposals have been introduced before Congress to restrict or eliminate the Federal income tax exemption for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either the Municipal Bond portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate its investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

     Similarly, from time to time proposals have been introduced before State and local legislatures to restrict or eliminate the State and local income tax exemption (to the extent such an exemption applies, which may not apply in all cases) for interest on Municipal Bonds. Similar proposals may be introduced in the future. If any such proposal were enacted, it might restrict or eliminate the ability of either of the Municipal Bond Portfolio or the Municipal Money Market Portfolio to achieve its investment objective. In that event, the Fund's Directors and officers would reevaluate the Portfolio's investment objective and policies and consider recommending to its shareholders changes in such objective and policies.

IV.  DESCRIPTION OF MORTGAGE-BACKED SECURITIES

     "Mortgage-Backed Securities" are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities include collateralized mortgage obligations ("CMOs"), pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities.

     COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans. They are backed by Mortgage Pass-Through Securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes or "tranches." The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways.

     CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated, for federal income tax purposes, as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

     In a CMO, a series of bonds or certificates are issued in multiple classes. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on Mortgage-Backed Securities with similar average lives. Because of the uncertainty of the cash flows on these tranches, the market prices of and yields on these tranches are more volatile.

     Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities in which the Mortgage-Backed Securities Portfolio may invest include pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. government or by private sector entities. Mortgage pass-through securities issued or guaranteed by private sector originators of or investors in mortgage loans and are structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, they are generally structured with one or more types of credit enhancement described below. FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, GNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issued Mortgage-Backed Securities (FHLMC Gold Pcs) which also guarantee timely payment of monthly principal reductions. REFCORP obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury. Obligations issued by such U.S. governmental agencies and instrumentalities are described more fully below.

     GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

     Each Ginnie Mae Certificate will represent a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodical changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to four-family housing units.

     FANNIE MAE CERTIFICATES. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the United States government.

     Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

     FREDDIE MAC CERTIFICATES. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.
The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

     CREDIT ENHANCEMENT. Mortgage-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection generally refers to the provision of advances, typically by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties (referred to herein as "third party credit support), through various means of structuring the transaction or through a combination of such approaches. The Mortgage-Backed Securities Portfolio will not pay any additional fees for such credit support, although the existence of credit support may increase the price the Portfolio pays for a security.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with defaults on the underlying assets being borne first by the holders of the most subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each security is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such a security.

V.  FOREIGN INVESTMENTS

     The Active Country Allocation, International Equity, International Fixed Income, Global Equity, Global Fixed Income, Asian Equity, European Equity, Japanese Equity, International Small Cap, Latin American and China Growth Portfolios will invest, and the Emerging Growth, Emerging Markets, Emerging Markets Debt, Value Equity, Equity Growth, MicroCap, Balanced, Small Cap Value Equity, Fixed Income, High Yield and Gold Portfolios may invest, in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. For a description of the effect on the Portfolios of currency exchange rate fluctuation, see "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of a Portfolio's net asset value at the time of purchase.

     Although the Portfolios will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the International Equity, Global Equity, European Equity, Japanese Equity, Asian Equity, Global Fixed Income, International Fixed Income, International Small Cap, Latin American and China Growth Portfolios, it is not expected that a Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on such Portfolios, because each Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

                              FINANCIAL STATEMENTS

The following are (i) the audited Financial Statements for the fiscal year ended December 31, 1994 and the Report of Price Waterhouse LLP, independent accountants, dated February 17, 1995 relating to the financial statements and financial highlights of each of the Portfolios except for the Municipal Bond, Mortgage-Backed Securities, China Growth, U.S. Real Estate, Latin American, MicroCap and Aggressive Equity Portfolios, which had not commenced operation as of December 31, 1994; and (ii) the unaudited financial statements for the six-month period ended June 30, 1995 relating to the financial statements and financial highlights of each of the Portfolios except for the Mortgage-Backed Securities, MicroCap and China Growth Portfolios, which had not commenced operations as of June 30, 1995.

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
COMMON STOCKS (100.6%)
AUSTRALIA (4.8%)
   57,000  Amcor Ltd...............................................  $     412
   26,012  Ampolex Ltd.............................................         70
   44,844  Australian National Industries Ltd......................         50
   92,700  Boral Ltd. (Bon Shares Plan)............................        245
   17,700  Brambles Industries Ltd.................................        169
  124,092  Broken Hill Proprietary Co., Ltd........................      1,884
   49,628  Burns, Philip & Co., Ltd................................        117
   22,755  Coca-Cola Amatil Ltd....................................        145
   98,755  Coles Myer Ltd..........................................        335
   45,900  CRA Ltd.................................................        634
   72,121  CSR Ltd.................................................        249
  252,500  Fosters Brewing Corp....................................        219
   58,404  General Property Trust..................................        103
  100,693  Goodman Fielder Ltd.....................................         89
   31,900  ICI Australia Ltd.......................................        268
   19,738  Lend Lease Corp., Ltd...................................        244
  116,100  MIM Holdings Ltd........................................        194
  101,569  National Australia Bank Ltd.............................        815
   23,500  Newcrest Mining Ltd.....................................        105
  145,152  News Corp., Ltd.........................................        569
   62,650  North Broken Hill Peko Ltd..............................        165
   87,801  Pacific Dunlop Ltd......................................        234
   69,500  Pioneer International Ltd...............................        172
  +22,000  Renison Goldfields Consolidated Ltd.....................         84
   49,338  Santos Ltd..............................................        133
   56,460  Southcorp Holdings Ltd..................................        127
  +34,300  TNT Ltd.................................................         59
   74,700  Western Mining Corp. Holdings Ltd.......................        433
   17,057  Westfield Trust.........................................          9
    6,098  Westfield Trust (New)...................................         10
  142,972  Westpac Banking Corp....................................        481
                                                                     ---------
                                                                         8,823
                                                                     ---------
BELGIUM (7.7%)
    9,600  AG Financiere et de Reassurance du Groupe...............        813
      600  Bekaert S.A.............................................        425
   15,100  Delhaize Freres et Cie, 'Le Lion', S.A..................        613
   16,250  Electrabel S.A..........................................      2,892
    4,650  Generale de Banque S.A..................................      1,184
      211  Generale de Banque S.A. (New)...........................         53
    6,600  Gevaert Photo-Producten S.A.............................        310
    1,836  Glaverbel S.A...........................................        245
    7,100  Groupe Bruxelles Lambert S.A............................        839
    4,200  Kredietbank S.A.........................................        881
      650  Kredietbank S.A. (Participating Certificates)...........        135
    6,940  Petrofina S.A...........................................      2,053
    4,175  Reunies Electrobel & Tractebel S.A......................      1,261
    4,200  Royale Belge............................................        659
    2,500  Solvay et Cie S.A.......................................      1,191
   +7,800  Union Miniere S.A.......................................        606
                                                                     ---------
                                                                        14,160
                                                                     ---------
FRANCE (12.1%)
    2,343  Accor S.A...............................................        255
   13,269  Alcatel Alsthom.........................................  $   1,134
   13,942  AXA S.A.................................................        646
   18,952  Banque Nationale de Paris...............................        872
    1,400  BIC Corp................................................        176
    2,640  Bouygues................................................        253
    6,700  B.S.N. S.A..............................................        940
    2,250  Carrefour Supermarche S.A...............................        932
      500  Chargeurs S.A...........................................        109
    2,050  Cie Bancaire S.A........................................        198
    7,388  Cie de Saint Gobain.....................................        850
   16,100  Cie de Suez S.A.........................................        739
   10,302  Cie Financiere de Paribas, Class A......................        685
    9,846  Cie Generale des Eaux...................................        957
   22,305  Elf Aquitaine...........................................      1,571
    8,700  Elf Sanofi..............................................        401
    2,750  Eridania Beghin-Say S.A.................................        362
    6,796  Etablissements Economiques du Casino....................        192
    4,900  Havas S.A...............................................        383
    7,929  Lafarge Coppee S.A......................................        565
    6,933  L'Air Liquide...........................................        927
      270  Legrand.................................................        328
    5,600  L'Oreal.................................................      1,143
    7,190  LVMH Moet Hennessy Louis Vuitton........................      1,136
    6,342  Lyonnaise des Eaux Demez................................        557
   +9,700  Michelin CGDE, Class B..................................        353
    5,010  Pernod-Ricard...........................................        293
    1,700  Pinault-Printemps S.A...................................        302
    1,800  Promodes................................................        335
   +4,300  PSA Peugeot Citroen S.A.................................        590
   25,100  Rhone-Poulenc S.A., Class A.............................        583
      450  SAGEM...................................................        224
      900  Saint Louis S.A.........................................        232
    4,750  Schneider S.A...........................................        315
    2,450  Simco S.A...............................................        211
      400  Societe Eurafrance S.A..................................        123
    8,226  Societe Generale........................................        865
  +12,300  Thomson CSF.............................................        368
   18,124  Total S.A., Class B.....................................      1,053
                                                                     ---------
                                                                        22,158
                                                                     ---------
HONG KONG (2.5%)
   22,000  Applied International Holdings..........................         3
   26,513  Bank of East Asia.......................................       106
  105,000  Cathay Pacific Airways Ltd..............................       153
   75,000  Cheung Kong Holdings Ltd................................       305
   71,500  China Light & Power Co., Ltd............................       305
   54,000  Chinese Estates Holdings................................        43
   27,000  Dickson Concepts International Ltd......................        18
   42,000  Hang Lung Development Co................................        60
   65,980  Hang Seng Bank Ltd......................................       473
    6,800  Hong Kong Aircraft Engineering Co. Ltd..................        23
   66,480  Hong Kong & China Gas Co. Ltd...........................       107
   43,000  Hong Kong & Shanghai Hotel..............................        50
  378,000  Hong Kong Telecommunications Ltd........................       721
  152,775  Hopewell Holdings Ltd...................................       126
  123,000  Hutchison Whampoa Ltd...................................       497
   35,000  Hysan Development Ltd...................................        69
   14,000  Johnson Electric Holdings Ltd...........................        32

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
HONG KONG (CONT.)
   20,000  Miramar Hotel & Investment Ltd..........................         43
   51,993  New World Development Co., Ltd..........................        139
   39,400  Shangri-La Asia Ltd.....................................         56
   56,000  Shun Tak Holdings Ltd...................................         40
   64,000  South China Morning Post................................         37
   38,000  Stelux Holdings Ltd.....................................         11
   77,500  Sun Hung Kai Properties Ltd.............................        463
   55,000  Swire Pacific Ltd., Class A.............................        342
   15,000  Television Broadcasting Ltd.............................         60
   74,000  Wharf Holdings Ltd......................................        250
    5,300  Wing Lung Bank Ltd......................................         38
                                                                     ---------
                                                                         4,570
                                                                     ---------
INDONESIA (3.2%)
  218,000  Bank Dagang Nasional (Foreign).........................         365
1,248,000  Barito Pacific Timber (Foreign)........................       1,973
  353,000  Gadjah Tunggal (Foreign)...............................         482
  401,000  Hanajaya Mandala Sampoerna.............................       1,970
  344,000  Jakarta International Hotel & Development..............         446
   37,000  Matahari Putra Prima...................................          69
  +34,000  Panbrothers Tex (Foreign)..............................          17
  187,000  Sinar Mas Agro.........................................         238
  123,000  United Tractors (Foreign)..............................         263
                                                                     ---------
                                                                         5,823
                                                                     ---------

ITALY (7.7%)
 +100,000  Alitalia S.p.A.........................................         62
  116,520  Assicurazioni Generali S.p.A...........................      2,742
  266,000  Banca Commerciale Italiana.............................        570
  +50,000  Banca Nazionaia Deli...................................         89
   87,000  Banco Ambrosiano Ven...................................        231
   29,000  Benetton Group S.p.A...................................        339
  +14,000  Cartiere Burgo.........................................         93
  +26,000  Cogefar................................................         26
  338,000  Credito Italiano.......................................        349
   99,000  Edison S.p.A...........................................        434
   +8,000  Falck Italian..........................................         18
 +368,000  Fiat S.p.A.............................................      1,367
  110,000  Fiat S.p.A. Di Risp (NCS)..............................        245
   37,500  Fidis Italian..........................................         82
  +40,000  Gilardini..............................................         96
  109,500  Istituto Bancario San Paolo............................        642
   13,500  Italcementi............................................         47
   30,500  Italcementi Di Risp....................................        214
  109,000  Italgas................................................        300
   73,500  Mediobanca S.p.A.......................................        598
 +780,000  Montedison S.p.A.......................................        588
 +135,000  Montedison S.p.A. Di Risp (NCS)........................         86
 +185,000  Olivetti S.A...........................................        236
  188,500  Parmalat Finanziaria S.p.A.............................        198
 +240,000  Pirelli S.p.A..........................................        320
   40,400  R.A.S. S.p.A...........................................        411
   15,600  R.A.S. S.p.A. Di Risp (NCS)............................         94
   24,000  Rinascente.............................................        135
    2,700  Risanamento Di Napoli..................................         40
   +7,000  Saffa..................................................         21
   19,000  SAI....................................................  $     214
  +65,000  Saipan.................................................        119
   15,000  Sasib..................................................         75
   35,500  Sirti S.p.A............................................        230
   59,000  SME Meridonale.........................................        145
  +95,000  SNIA BPO S.p.A.........................................        108
  810,000  Telecom Italia S.p.A...................................      2,109
  235,000  Telecom Italia S.p.A. Di Risp (NCS)....................        469
                                                                    ---------
                                                                       14,142
                                                                    ---------
JAPAN (30.5%)
   32,000  Ajinomoto Co...........................................        411
   16,000  Aoki Corp..............................................         70
    2,000  Aoyama Trading Co......................................         46
   64,000  Asahi Bank Ltd.........................................        745
   16,000  Asahi Breweries Ltd....................................        177
   48,000  Asahi Chemical Industry Co., Ltd.......................        368
   48,000  Asahi Glass Co.........................................        593
   48,000  Bank of Tokyo..........................................        742
   32,000  Bank of Yokohama.......................................        271
   11,000  Banyu Pharmaceutical...................................        113
   16,000  Bridgestone Co.........................................        251
   51,000  Canon, Inc.............................................        865
   30,000  Casio Computer Co......................................        380
   32,000  Chiba Bank.............................................        292
    6,000  Chiyoda Corp...........................................         81
   16,000  Chugai Pharmaceutical Ltd..............................        169
   34,000  Citizen Watch Co.......................................        263
   16,000  Cosmo Oil Co., Ltd.....................................        120
   74,000  Dai-Ichi Kangyo Bank...................................      1,397
   16,000  Daikin Industries Ltd..................................        142
   32,000  Dai Nippon Printing Co., Ltd...........................        546
   +7,000  Daishowa Paper Manufacturing Co., Ltd..................         49
   16,000  Daiwa Housing Industry Co..............................        227
   32,000  Daiwa Securities Co., Ltd..............................        463
   11,000  Ebara..................................................        186
    9,300  Fanuc Co...............................................        438
   73,000  Fuji Bank..............................................      1,613
   26,000  Fuji Photo Film Ltd....................................        603
  103,000  Fujitsu Ltd............................................      1,044
   26,000  Furukawa Electric Co...................................        169
   32,000  Hankyu Corp............................................        187
   16,000  Hazama Corp............................................         69
  138,000  Hitachi Ltd............................................      1,370
   47,000  Honda Motor Co.........................................        835
   55,000  Industrial Bank of Japan...............................      1,629
   12,000  Ito Yokado Ltd.........................................        642
  +64,000  Japan Airlines Co......................................        452
   40,000  Japan Energy Corp......................................        158
   16,000  Jusco Co., Ltd.........................................        357
   32,000  Kajima Corp............................................        274
   11,100  Kansai Electric Power Co...............................        267
   32,000  Kao Corp...............................................        363
  +82,000  Kawasaki Steel Corp....................................        343
   48,000  Kinki Nippon Railway...................................        397
   32,000  Kirin Brewery Co., Ltd.................................        357
  +96,000  Kobe Steel Ltd.........................................        300
   82,000  Komatsu Ltd............................................        741

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
JAPAN (CONT.)
   48,000  Kubota Corp............................................  $     344
   32,000  Kumagai Gumi Co........................................        166
    7,000  Kyocera Corp...........................................        519
   16,000  Kyowa Hakko Kogyo......................................        158
   12,000  Kyushu Matsushita Electric.............................        294
   17,000  Makita Corp............................................        307
   48,000  Marubeni Corp..........................................        265
   16,000  Marui Co...............................................        292
   72,000  Matsushita Electric Industries Ltd.....................      1,186
   45,000  Mitsubishi Corp........................................        592
   58,000  Mitsubishi Electric Co.................................        412
   48,000  Mitsubishi Estate Co., Ltd.............................        516
  128,000  Mitsubishi Heavy Industries Ltd........................        977
   48,400  Mitsubishi Chemical Corp...............................        266
   38,000  Mitsubishi Materials Corp..............................        202
   31,000  Mitsubishi Trust and Banking Co........................        464
   48,000  Mitsui & Co............................................        410
   32,000  Mitsukoshi Ltd.........................................        337
    3,000  Mochida Pharmaceutical.................................         61
   20,100  Murata Manufacturing Co., Ltd..........................        777
   86,000  NEC Corp...............................................        984
   32,000  New Oji Paper Co., Ltd.................................        337
   16,000  NGK Insulators.........................................        164
   16,000  Nippon Denso Co., Ltd..................................        337
   32,000  Nippon Express Co., Ltd................................        321
   16,000  Nippon Fire & Marine Insurance Co......................        111
   16,000  Nippon Meat Packers, Inc...............................        210
   48,000  Nippon Oil Co..........................................        320
   32,000  Nippon Paper Industries Co.............................        235
  178,000  Nippon Steel Co........................................        670
   48,000  Nippon Yusen...........................................        315
   63,000  Nissan Motor Co........................................        521
  +94,000  NKK Corp...............................................        260
   48,000  Nomura Securities Co...................................        998
   32,000  Obayashi Corp..........................................        205
   32,000  Odakyu Electric Railway Co.............................        235
   30,000  Olympus Optical Co., Ltd...............................        328
   96,000  Osaka Gas Co...........................................        386
   16,000  Penta-Ocean Construction...............................         88
   15,000  Pioneer Electric Corp..................................        362
   80,000  Sakura Bank............................................      1,076
   16,000  Sankyo Co., Ltd........................................        398
   48,000  Sanyo Electric Co., Ltd................................        276
    4,000  Secom Co., Ltd.........................................        249
    3,800  Sega Enterprises.......................................        219
   18,000  Sekisui Chemical Co....................................        179
   16,000  Sekisui House Co., Ltd.................................        178
    9,000  Seven-Eleven Japan.....................................        724
   61,000  Sharp Corp.............................................      1,103
   16,000  Shin - Etsu Chemical Co................................        318
   23,000  Shinizu Corp...........................................        227
   15,000  Shiseido Co............................................        178
   32,000  Shizuoka Bank..........................................        395
  +32,000  Showa Denko............................................        112
   15,000  Sony Corp..............................................        851
   80,000  Sumitomo Bank..........................................      1,526
  +64,000  Sumitomo Chemical Co...................................        366
   32,000  Sumitomo Corp..........................................        328
   22,000  Sumitomo Electric Ind..................................        314
    7,000  Sumitomo Forestry Co...................................        112
 +112,000  Sumitomo Metal Ind.....................................        363
   32,000  Taisei Corp., Ltd......................................        199
   32,000  Takeda Chemical Ind....................................        389
    7,000  TDK Corp...............................................        339
   32,000  Teijin Ltd.............................................        169
   32,000  Tobu Railway Co........................................        187
   50,000  Tokai Bank.............................................        602
   48,000  Tokio Marine & Fire Insurance Co.......................        588
    7,000  Tokyo Dome Corp........................................        128
   35,300  Tokyo Electric Power Co................................        985
    5,000  Tokyo Electron Ltd.....................................        156
   96,000  Tokyo Gas Co...........................................        416
   32,000  Tokyo Corp.............................................        212
   22,000  Toppan Printing Co., Ltd...............................        307
   48,000  Toray Industries Inc...................................        349
   73,000  Toshiba Corp...........................................        530
   16,000  Toto Ltd...............................................        262
   32,000  Toyobo Co..............................................        128
    9,000  Toyoda Automatic Loom Works............................        185
   74,000  Toyota Motor Corp......................................      1,560
  +32,000  Ube Industries Ltd.....................................        124
   32,000  Yamaichi Securities Co.................................        242
   16,000  Yamanouchi Pharmaceutical Co...........................        329
   +8,000  Yamazaki Baking Co.....................................        161
   32,000  Yasuda Trust & Banking Co..............................        255
                                                                    ---------
                                                                       55,801
                                                                    ---------

MEXICO (3.7%)
  +15,600  Aerovias de Mexico S.A. CPO............................         2
   17,700  Apasco S.A., Class A...................................        90
   54,800  Cemex..................................................        288
   14,100  Cemex CPO ADR..........................................         71
  152,000  Cifra S.A. de C.V., Class B............................        308
  100,800  Cifra S.A. de C.V., Class C............................        192
   65,940  Controladoro Commercial Mexicana, Class B..............         56
   13,100  Empresas ICA Sociedad Controladora S.A. de C.V.........        216
   58,000  Empresas la Moderna S.A., Class ACP....................        251
   71,650  FEMSA, Class B.........................................        187
   11,300  FEMSA, Class L.........................................         27
  115,200  Grupo Carso S.A., Class A1.............................        853
    5,100  Grupo de Modelo S.A., Class C..........................         95
   32,900  Grupo Financiero Banamex Accival, Class B..............         93
   58,200  Grupo Financiero Banamex Accival, Class C..............        168
   48,800  Grupo Financiero Bancomer, Class B.....................         23
  164,700  Grupo Financiero Bancomer, Class C.....................         97
    4,900  Grupo Financiero Banorte, Class C......................         12
   24,300  Grupo Financiero Serfin, Class BCP.....................         46
 +140,900  Grupo Gigante S.A., Class B............................         47
   21,900  Grupo Industrial Alfa S.A., Class A....................        207
   52,200  Grupo Industrial Maseca, Class B2......................         57
  +21,500  Grupo Sidek S.A., Class B..............................         47
  +44,082  Grupo Situr S.A. de C.V., Class BCP....................         90
   28,363  Grupo Televisa S.A. CPO................................        457
  +18,200  Grupo Tribasa S.A. CPO.................................        160
   14,559  Kimberly Clark de Mexico, Series A.....................        170

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
MEXICO (CONT.)
1,002,700  Telefonos de Mexico S.A., Class L......................  $   2,076
   18,500  Tolmex S.A., Class B2..................................        156
   37,800  Vitro S.A..............................................        176
                                                                     ---------
                                                                         6,718
                                                                     ---------
NETHERLANDS (3.6%)
   12,300  ABN Amro Holdings N.V..................................        428
    3,100  Akzo Nobel N.V.........................................        358
   26,200  Elsevier N.V...........................................        273
    1,550  Heineken N.V...........................................        234
   11,000  Internationale Nederlanden Groep N.V...................        520
   +3,300  KLM Royal Dutch Airlines N.V...........................         81
    4,900  Koninklijke Ahold N.V..................................        152
    4,100  Koninklijke KNP BT N.V.................................        117
    1,200  Koninklijke Nederlandsche Hoogovens N.V................         55
   19,800  Koninklijke PTT Nederland N.V..........................        668
     +950  Nedlloyd Groep N.V.....................................         31
   13,300  Philips Electronics N.V................................        394
   21,300  Royal Dutch Petroleum Co...............................      2,320
    1,150  Stork N.V..............................................         30
    6,400  Unilever N.V...........................................        752
    2,800  Wolters Kluwer N.V.....................................        207
                                                                    ---------
                                                                        6,620
                                                                    ---------

NEW ZEALAND (2.2%)
  793,636  Brierly Investments Ltd................................        574
  494,164  Carter Holt Harvey Ltd.................................      1,012
   14,200  Ceramco Corp., Ltd.....................................         31
   30,902  Fisher & Paykel Industries Ltd.........................         90
  119,400  Fletcher Challenge Ltd.................................        280
   29,800  Fletcher Challenge Ltd. (Forestry Shares)..............         36
   40,200  Lion Nathan Ltd........................................         77
  552,500  Telecom Corp. of New Zealand Ltd.......................      1,804
    8,100  Wilson & Horton Ltd....................................         46
                                                                    ---------
                                                                        3,950
                                                                    ---------

PORTUGAL (2.0%)
   45,200  Banco Chemical S.A. (Registered).......................        469
   75,000  Banco Commercial Portugues (Registered)................        981
   25,000  Banco Portugues de Investimento (New)..................        374
    5,100  Companhia Portuguesa Radio Marconi S.A.................        174
    5,500  Companhia Portuguesa Radio Marconi S.A. (Registered)...        188
   +4,900  Corticeira Amorim S.A..................................         82
    9,000  Jeronimo Martins.......................................        385
   18,300  Lisnave-Estaleiros Navais de Lisboa S.A................         90
    6,200  Mota e Companhia S.A...................................        127
   27,000  Sonae Investmentos.....................................        621
    6,600  UNICER-Uniao Cervejeira S.A............................         91
                                                                    ---------
                                                                        3,582
                                                                    ---------


SPAIN (7.9%)
    2,420  Acerinox S.A...........................................  $     253
   23,900  Argentaria S.A.........................................        847
   40,777  Autopistas Concesionaria...............................        315
   46,700  Banco Bilbao Vizcaya S.A...............................      1,159
   30,400  Banco Central Hispano Americano S.A....................        728
   30,100  Banco de Santander S.A.................................      1,153
    2,100  Carburos Metalicos S.A.................................         76
    4,100  Corporacion Financiera Alba............................        174
   14,800  Dragados y Construccion S.A............................        208
   11,100  Ebro Agricolas S.A.....................................        122
   51,200  Empresa Nacional de Electricdad S.A....................      2,085
  +20,200  Ercros S.A.............................................         19
    3,625  FASA Renault S.A.......................................        121
    3,000  Fomento Construction Contractas S.A....................        294
    7,400  Gas Natural SDG S.A....................................        636
      585  Gines Navarro Construction.............................          8
  174,300  Iberdrola S.A..........................................      1,075
      850  Inmobilaria Metropolitana Vasco Central S.A............         27
    5,300  Mapfre S.A.............................................        221
      272  Mapfre S.A. (New)......................................         10
    2,200  Portland Valderrivas S.A...............................        162
   62,100  Repsol S.A.............................................      1,684
    7,400  Tabacalera S.A., Class A...............................        197
  183,300  Telefonica Nacional de Espana S.A......................      2,165
   60,700  Union Electrica Fenosa S.A.............................        253
   +8,100  Uralita S.A............................................         79
   10,223  Vallehermoso S.A.......................................        177
    5,750  Viscofan Envolturas Celulosicas S.A....................         87
    1,650  Zardoya Otis S.A.......................................        172
                                                                    ---------
                                                                       14,507
                                                                    ---------
THAILAND (2.9%)

    7,200  Asia Credit Co., Ltd. (Foreign)........................         60
  103,200  Bangkok Bank Ltd. (Foreign)............................      1,102
    2,050  Bangkok Insurance Co., Ltd. (Foreign)..................         36
   61,900  Bangkok Land Co., Ltd. (Foreign).......................        154
   40,500  Bank of Ayudhya Ltd. (Foreign).........................        166
    4,800  Banpu Public Co. Ltd. (Foreign)........................        105
   12,300  Charoen Pokphand Feedmill Co., Ltd. (Foreign)..........         83
   +6,100  CMIC Finance & Securities Co., Ltd. (Foreign)..........         59
    6,100  Dhana Siam Finance & Securities Co., Ltd. (Foreign)....         43
   13,100  Finance One Co., Ltd. (Foreign)........................        204
   54,000  Industrial Finance Corp. of Thailand (Foreign).........        115
   15,500  Land & House Co., Ltd. (Foreign).......................        277
    6,400  National Finance & Securities Co., Ltd. (Foreign)......         35
   +7,700  Nava Finance & Securities Co., Ltd. (Foreign)..........         54
   25,000  Phatra Thanakit Co., Ltd. (Foreign)....................        193
   14,200  Shinawatra Computer Co., Ltd. (Foreign)................        310
   12,000  Siam Cement Co., Ltd. (Foreign)........................        719
   12,000  Siam City Cement Co., Ltd. (Foreign)...................        205
   31,500  Siam Commercial Bank (Foreign).........................        288
   31,600  Tanayong Co. Ltd. (Foreign)............................         72
   82,300  Thai Farmers Bank, Ltd. (Foreign)......................        669
  +23,750  TPI Polene Co., Ltd. (Foreign).........................        212
   17,500  Wattachak Co., Ltd. (Foreign)..........................         35
                                                                    ---------
                                                                        5,196
                                                                    ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
UNITED KINGDOM (9.8%)
   48,300  Abbey National plc..................................... $      326
   35,000  Argyll Group plc.......................................        147
   33,900  Arjo Wiggins Appleton plc..............................        126
   13,700  Associated British Foods plc...........................        121
   51,981  Barclays plc...........................................        497
   25,300  Bass plc...............................................        204
   83,916  BAT Industries plc.....................................        567
   16,100  BICC plc...............................................         91
   30,232  Blue Circle Industries plc.............................        134
   15,300  BOC Group plc..........................................        169
   29,700  Boots Co. plc..........................................        234
   13,600  Bowater plc............................................         93
   20,400  BPB Industries plc.....................................         94
   16,006  British Aerospace plc..................................        107
   27,700  British Airways plc....................................        155
  135,500  British Gas plc........................................        666
  161,384  British Petroleum Co. plc..............................      1,076
   82,200  British Steel plc......................................        198
  163,400  British Telecommunications plc.........................        966
  100,400  BTR plc................................................        462
    6,881  Burmah Castrol plc.....................................         88
   60,200  Cable & Wireless plc...................................        355
   28,990  Cadbury Schweppes plc..................................        196
   18,600  Caradon plc............................................         73
   20,400  Coats Viyella plc......................................         60
   12,518  Commercial Union plc...................................        100
   11,900  Courtaulds plc.........................................         86
    8,500  De La Rue Co. plc......................................        125
   14,400  Eastern Electricity plc................................        175
   29,900  Forte plc..............................................        112
   16,600  General Accident plc...................................        131
   90,700  General Electric plc...................................        391
   12,700  GKN plc................................................        117
   66,700  Glaxo Holdings plc.....................................        692
   65,252  Grand Metropolitan plc.................................        416
   28,900  Great Universal Stores plc.............................        245
   39,184  Guardian Royal Exchange plc............................        102
   49,200  Guinness plc...........................................        347
  145,124  Hanson plc.............................................        525
   29,634  Harrisons & Crossfields plc............................         65
   56,666  HSBC Holdings plc......................................        616
   20,400  Imperial Chemical Industries plc.......................        239
   40,616  Ladbroke Group plc.....................................        109
   17,800  Land Securities plc....................................        166
  +25,358  Lasmo plc..............................................         58
   33,280  Lloyds Bank plc........................................        288
   20,887  Lonrho plc.............................................         50
   82,200  Marks and Spencer plc..................................        512
   13,600  MEPC plc...............................................         81
   36,400  National Power plc.....................................        279
   15,300  North West Water Group plc.............................        130
   24,600  Peninsular & Oriental Steam Navigation Co..............        235
   33,900  Pilkington plc.........................................         88
   61,089  Prudential Corp. plc...................................        302
   12,700  Rank Organization plc..................................         83
   19,025  Redland plc............................................        137
   22,400  Reed International plc.................................        280
   44,600  Reuters Holdings plc...................................        327
    7,600  RMC Group plc..........................................        111
   25,400  Royal Bank of Scotland Group plc.......................        156
   21,400  Royal Insurance Holdings plc...........................         94
   34,700  RTZ Corp. plc..........................................        450
   47,762  Sainsbury (J) plc......................................        308
   21,300  Scottish Power plc.....................................        117
   44,100  Sears plc..............................................         76
   19,700  Sedgwick Group plc.....................................         46
   10,200  Slough Estates plc.....................................         38
   36,900  SmithKline Beecham plc, Class A........................        262
    9,100  Southern Electricity plc...............................        115
   32,504  Tarmac plc.............................................         61
   17,134  Taylor Woodrow plc.....................................         34
   45,483  Tesco plc..............................................        177
   16,362  Thames Water plc.......................................        124
   14,442  THORN EMI plc..........................................        234
   11,918  TI Group plc...........................................         71
   30,500  Trafalgar House plc....................................         36
   18,200  Unilever plc...........................................        330
   29,700  Vodafone Group plc.....................................         99
   17,400  Zeneca Group plc.......................................        240
                                                                    ---------
                                                                       17,993
                                                                    ---------
TOTAL COMMON STOCKS (Cost $178,920)...............................    184,043
                                                                    ---------

PREFERRED STOCKS (0.3%)

AUSTRALIA (0.1%)
   72,576  News Corp., Ltd........................................        250
ITALY (0.2%)
 +140,000  Fiat S.p.A.............................................        322
                                                                    ---------
NETHERLANDS (0.0%)
      453  Koninklijke KNP BT N.V.................................          2
                                                                    ---------
TOTAL PREFERRED STOCKS (Cost $658)................................        574
                                                                    ---------

 NO. OF
 RIGHTS
---------
RIGHTS (0.3%)
PORTUGAL (0.0%)
   +6,600  UNICER-Uniao Cervejeira S.A............................         91
                                                                    ---------
SPAIN (0.2%)
**+30,100  Banco de Santander.....................................        324
                                                                    ---------
THAILAND (0.1%)
**+18,300  Dhana Siam Finance & Securities Co., Ltd., expiring 3/02/95.... 114
  +19,200  National Finance & Securities Co., Ltd., expiring 1/95.........  86
                                                                     ---------
                                                                           200
                                                                     ---------
TOTAL RIGHTS (Cost $286).............................................      615
                                                                     ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT).
------------------------------------------------------------------------------
 NO. OF                                                                 VALUE
WARRANTS                                                                (000)
------------------------------------------------------------------------------
WARRANTS (0.0%)
BELGIUM (0.0%)
     +347  Petrofina S.A., expiring 6/03/97........................ $       7
                                                                    ---------
HONG KONG (0.0%)
   +4,400  Applied International Holdings, expiring 12/30/99.......        --
                                                                    ---------
ITALY (0.0%)
  +24,000  Credito Italiano, expiring 12/31/97.....................        --
                                                                    ---------
TOTAL WARRANTS (Cost $0)...........................................         7
                                                                    ---------


 NO. OF
  UNITS
---------

UNITS (0.2%)
UNITED KINGDOM (0.1%)
   35,700  SmithKline Beecham plc...................................        236
                                                                      ---------
AUSTRALIA (0.1%)
   66,443  Westfield Trust..........................................        116
                                                                      ---------
TOTAL UNITS (Cost $343).............................................        352
                                                                      ---------
TOTAL FOREIGN SECURITIES (101.4%) (Cost $180,207)...................    185,591
                                                                      ---------



    FACE
   AMOUNT
   (000)
------------
SHORT-TERM INVESTMENT (1.3%)

REPURCHASE AGREEMENT (1.3%)
$      2,351  U.S. Trust, 5.50%, dated 12/30/94, due
       1/03/95, to be repurchased at $2,352, collateralized
       by $2,440 United States Treasury Notes, 3.875%, due
       3/31/95, valued at $2,430 (Cost $2,351)....................        2,351
                                                                      ---------
FOREIGN CURRENCY (1.2%)
A$       203  Australian Dollar...................................          157
BF    12,207  Belgian Franc.......................................          384
 L       191  British Pound.......................................          300
DM         3  Deutsche Mark.......................................            2
FF        12  French Franc........................................            2
HK$    1,007  Hong Kong Dollar....................................          130
IN     3,936  Indonesian Rupiah...................................            2
 Y    48,747  Japanese Yen........................................          490
MP         7  Mexican Peso........................................            1
NG       403  Netherlands Guilder.................................          232
NZ$      402  New Zealand Dollar..................................          257
PE       134  Portuguese Escudo...................................            1
SP    37,165  Spanish Peseta......................................          282
TB       622  Thai Baht...........................................           25
                                                                      ---------
TOTAL FOREIGN CURRENCY (Cost $2,258)..............................        2,265
                                                                      ---------
TOTAL INVESTMENTS (103.9%) (Cost $184,816)........................      190,207
                                                                      ---------
OTHER ASSETS (0.4%)
  Receivable for Portfolio Shares Sold....................   $ 318
  Dividends Receivable....................................     249
  Foreign Withholding Tax Reclaim Receivable..............     204
  Interest Receivable.....................................       1
  Other...................................................      19          791
                                                             -----


LIABILITIES (-4.3%$)
  Payable for Investments Purchased...........................(6,653)
  Net Unrealized Loss on Forward Foreign Currency Contracts...  (597)
  Payable for Portfolio Shares Redeemed.......................  (318)
  Investment Advisory Fees Payable............................  (243)
  Bank Overdraft..............................................   (97)
  Custodian Fees Payable......................................   (32)
  Administrative Fees Payable.................................   (29)
  Directors' Fees & Expenses..................................    (1)
  Other Liabilities...........................................   (51)  $(8,021)
                                                              ------  ---------
NET ASSETS (100%).............................................     $   182,977
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 15,711,763 outstanding $.001 par value shares
  (authorized 500,000,000 shares)............................           $11.65
                                                                   -----------
                                                                   -----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

 Under the terms of forward foreign currency contracts open at December 31, 1994, the portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars as indicated below:


                                             IN                         NET
 CURRENCY TO                              EXCHANGE                  UNREALIZED
   DELIVER       VALUE    SETTLEMENT         FOR          VALUE     GAIN (LOSS)
    (000)        (000)       DATE           (000)         (000)        (000)
-------------  ---------  -----------  ---------------  ---------  ------------
$         16   $      16     1/03/95     IL     26,814  $      16    $      --
$          6           6     1/04/95     IL      9,510          6           --
$      6,476       6,476     1/31/95     IL 10,707,379      6,593          117
$     12,000      12,000     4/28/95     Y   1,183,560     12,070           70
FF   107,060      20,014     4/28/95     $      20,000     20,000          (14)
Y  6,518,185      66,476     4/28/95     $      65,000     65,000       (1,476)
SP 1,894,800      14,294     4/28/95     $      15,000     15,000          706
               ---------                                ---------       ------
               $ 119,282                                $ 118,685    $    (597)
               ---------                                ---------       ------
               ---------                                ---------       ------

------------------------------------------------------------------------------
+   -- Non-income producing securities
**  -- Security is valued at fair value -- See Note A-1
NCS -- Non Convertible Shares
FF  -- French Franc
IL  -- Italian Lira
Y   -- Japanese Yen
SP  -- Spanish Peseta

----------------------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)
                                                         VALUE     PERCENT OF
INDUSTRY                                                 (000)     NET ASSETS
-----------------------------------------------------------------------------
Capital Equipment.....................................  $  17,260         9.4%
Consumer Goods........................................     33,843        18.5
Energy................................................     26,505        14.5
Finance...............................................     48,295        26.4
Gold Mines............................................        105         0.1
Materials.............................................     23,609        12.9
Multi-Industry........................................      6,832         3.7
Services..............................................     29,142        15.9
                                                        ---------       -----
                                                        $ 185,591       101.4%
                                                        ---------       -----
                                                        ---------       -----

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ACTIVE COUNTRY ALLOCATION PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO
------------------------------------------------------------------------------
                                                    VALUE
SHARES                                              (000)
------------------------------------------------------------------------------
COMMON STOCKS (94.1%)
AUSTRALIA (0.0%)
   +75,000  Odin Mining & Investment Co., Ltd....  $      22
                                                   ---------
CHINA (2.0%)
   890,400  China Merchants Shekou Port Services,
              Class B............................        489
 4,351,000  Maanshan Iron & Steel Co., Class H...        917
   200,000  Shanghai Diesel Engine Co., Ltd.,
              Class B............................        160
   265,000  Shanghai Erfanji Co., Ltd., Class
              B..................................         53
   313,235  Shanghai Jin Jiang Tower Ltd., Class
              B..................................        163
 1,601,600  Shanghai Jinqiao, Class B............      1,121
   590,900  Shanghai Phoenix Bicycle Ltd., Class
              B..................................        304
   500,000  Shanghai Refrigerator Compressor,
              Class B............................        173
   638,000  Shanghai Tyre & Rubber Co., Class
              B..................................        242
   120,000  Shanghai Yaohua Pilkington Glass,
              Class B............................        118
   180,400  Shenzhen Chiwan Wharf Holdings, Class
              B..................................         70
 4,965,000  Yizheng Chemical Fibre Co., Class
              H..................................      1,845
                                                   ---------
                                                       5,655
                                                   ---------
HONG KONG (23.2%)
 1,837,000  Cheung Kong Holdings Ltd.............      7,479
   580,000  China Light & Power Co., Ltd.........      2,474
 1,758,500  Citic Pacific Ltd....................      4,239
 4,200,000  C.P. Pokphand Co., Ltd...............        982
 9,312,000  Guangdong Investments Ltd............      4,603
   610,000  Harbin Power Equipment Co............        205
   860,500  Hong Kong Electric Holdings Ltd......      2,352
   538,000  Hong Kong & Shanghai Bank
              Holdings plc.......................      5,806
 5,414,000  Hong Kong Telecommunications Ltd.....     10,321
 1,523,000  Hopewell Holdings Ltd................      1,260
 1,842,000  Hutchison Whampoa Ltd................      7,451
 1,735,000  New World Development Co., Ltd.......      4,630
    51,000  Shandong Huaneng Power Co., Ltd.
              ADR................................        491
   200,000  Sum Cheong International.............        111
   612,100  Sun Hung Kai Properties Ltd..........      3,655
   661,560  Swire Pacific Ltd., Class A..........      4,121
 1,026,000  Varitronix International Ltd.........      1,459
 2,160,000  Wai Kee Holdings Ltd.................        502
   607,000  Wharf Holdings Ltd...................      2,048
                                                   ---------
                                                      64,189
                                                   ---------

INDIA (1.2%)
    38,000  Grasim Industries Ltd. GDR...........        912
    51,000  Hindaico Industries Ltd. GDR.........      1,721
    34,000  SIV Industries Ltd. GDR..............        612
                                                   ---------
                                                       3,245
                                                   ---------
INDONESIA (6.8%)
   600,000  Asiana Imi Industries (Foreign)......        573
   378,000  Bank International Indonesia
              (Foreign)..........................      1,204
   450,000  Barito Pacific Timber (Foreign)......        711
   310,913  Charoen Pokphand (Foreign)...........      1,273
   517,500  Duta Pertiwi PT (Foreign)............  $     747
   125,000  Indocement Tunggal (Foreign).........        512
   700,000  Indosat PT (Foreign).................      2,508
   513,000  Jembo Cable Co. (Foreign)............        817
   351,600  Kalbe Farma (Foreign)................      1,448
   210,000  Keramika Indonesia Association
              (Foreign)..........................        272
   377,750  Modern Photo Film Co. (Foreign)......      1,598
   500,000  Ometraco (Foreign)...................        785
   267,000  Polysindo Eka Perkasa (Foreign)......        504
   458,400  Sona Topas Tourism (Foreign).........      1,481
   208,000  Sorini Corp. (Foreign)...............        852
    85,000  Suba Indah (Foreign).................         77
   184,200  Tempo Scan Pacific (Foreign).........        884
**1,250,000 Ultra Jaya Milk (Foreign)............      1,183
   644,800  United Tractors (Foreign)............      1,379
                                                   ---------
                                                      18,808
                                                   ---------
KOREA (1.7%)
    44,900  Korea Electric Power (Foreign).......      1,549
   +81,200  Pohang Iron & Steel Co., Ltd. ADR....      2,375
    14,267  Samsung Electronics Co. GDR..........        699
                                                   ---------
                                                       4,623
                                                   ---------
MALAYSIA (22.3%)
   696,000  Bandar Raya Developments Bhd.........      1,177
   761,500  Genting Bhd..........................      6,531
  +480,000  Granite Industries Bhd...............      1,015
   600,000  Land & General Holdings Bhd..........      2,491
   714,000  Magnum Corp. Bhd.....................      1,281
 1,642,500  Malayan Banking Bhd..................      9,906
   655,316  Malaysian International Shipping
              (Foreign)..........................      1,873
+1,347,000  Malaysian Resources Corp. Bhd........      2,490
   667,333  Mulpha International Bhd.............        852
 1,000,000  Renong Bhd...........................      1,238
 1,144,000  Resorts World Bhd....................      6,720
   650,000  Sime Darby Bhd.......................      1,489
 1,161,000  Tanjong plc..........................      3,455
   810,000  Tan & Tan Development Bhd............      1,085
  +373,000  Technology Resources Industries
              Bhd................................      1,191
 1,203,000  Telekom Malaysia Bhd.................      8,150
 1,236,000  Tenaga Nasional Bhd..................      4,889
   500,000  Time Engineering Bhd.................      1,243
   967,757  United Engineers Ltd. (Malaysia).....      4,775
                                                   ---------
                                                      61,851
                                                   ---------
PAKISTAN (0.4%)
     7,300  Pakistan Telecommunications GDR......        989
                                                   ---------

PHILIPPINES (5.4%)
 1,421,000  Aboitiz Equity Ventures..............        332
   708,000  Ayala Corp., Class B.................      1,161
 1,148,500  Ayala Land Inc., Class B.............      1,789
  +366,600  International Container Terminal
              Services, Class B..................        293
 2,579,000  JG Summit Holding, Class B...........        951
   133,300  Manila Electric Co., Class B.........      1,830

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
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                                     50



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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------------------------
PHILIPPINES (CONT.)
 2,194,400  Petron Corp..........................  $   1,933
    18,125  Philippine Long Distance Telephone
              Co., ADR...........................        999
    15,430  Philippine Long Distance Telephone
              Co., Class B.......................        860
    82,540  Philippine National Bank, Class B....      1,167
   244,000  San Miguel Corp., Class B............      1,280
 3,860,000  SM Prime Holdings, Inc., Class B.....      1,266
 1,381,500  Universal Robina.....................        991
                                                   ---------
                                                      14,852
                                                   ---------
SINGAPORE (15.7%)
   252,000  British-American Tobacco Co..........      1,193
   875,080  City Developments Ltd................      4,893
   400,000  DBS Land Ltd.........................      1,191
   572,500  Development Bank of Singapore Ltd.
              (Foreign)..........................      5,892
   248,800  Fraser & Neave Ltd...................      2,578
   800,000  IPC Corp.............................        546
    93,750  Jurong Engineering Ltd...............        643
   738,000  Keppel Corp., Ltd....................      6,279
   717,166  Oversea-Chinese Banking Corp.
              (Foreign)..........................      7,381
    32,000  Resources Development Corp., Ltd.....        126
   183,000  Sembawang Shipyards Corp.............      1,369
   146,000  Singapore Airlines Ltd. (Foreign)....      1,342
   169,500  Singapore Press Holdings (Foreign)...      3,082
 1,949,000  Singapore Technologies Industrial
              Corp...............................      2,340
   532,000  Straits Steamship Land Ltd...........      1,825
   500,000  Straits Trading Co., Ltd.............      1,194
   155,000  United Overseas Bank Ltd.............      1,637
                                                   ---------
                                                      43,511
                                                   ---------


TAIWAN (0.6%)
   140,000  Hocheng Group Corp...................        674
   170,000  Taiwan Semiconductor Mfg. Co.........      1,009
                                                   ---------
                                                       1,683
                                                   ---------
THAILAND (14.8%)
    60,000  Advanced Information Services Co.
              (Foreign)..........................        832
   760,000  Bangkok Bank Ltd.....................      6,236
   194,500  Bangkok Bank Ltd. (Foreign)..........      2,076
    27,000  Banpu Public Co., Ltd................        591
    50,000  Charoen Pokphand Feedmill Co., Ltd.
              (Foreign)..........................        313
   290,300  Finance One Co., Ltd. (Foreign)......      4,510
     5,500  International Engineering Co.,
              Ltd................................         46
   214,700  International Engineering Co., Ltd.
              (Foreign)..........................      1,881
    98,200  Land & House Co., Ltd. (Foreign).....      1,752
   324,000  MDX Co., Ltd.........................        897
    13,000  MDX Co., Ltd. (Foreign)..............         44
  **45,200  National Finance & Securities Co.,
              Ltd. (Foreign).....................        247
   185,800  Phatra Thanakit Co., Ltd.
              (Foreign)..........................      1,436
   116,600  Shinawatra Computer Co., Ltd
              (Foreign)..........................      2,545
    28,500  Siam Cement Co., Ltd.................      1,626
    33,000  Siam Cement Co., Ltd. (Foreign)......      1,977
   105,500  Siam Commercial Bank.................  $     857
   221,300  Siam Commercial Bank (Foreign).......      2,027
    79,400  Singer Thailand Ltd..................        677
   158,100  Somprasong Land Co., Ltd.
              (Foreign)..........................        608
   291,300  Telecomasia Corp. (Foreign)..........      1,120
   834,570  Thai Farmers Bank Ltd................      5,751
   118,570  Thai Farmers Bank, Ltd. (Foreign)....        963
   586,000  Thai Petrochemical Co., Ltd..........      1,284
  +375,000  Wongpaitoon Footwear Co., Ltd.
              (Foreign)..........................        844
                                                   ---------
                                                      41,140
                                                   ---------
TOTAL COMMON STOCKS (Cost $225,998)..............    260,568
                                                   ---------


  NO. OF
  RIGHTS
----------
RIGHTS (0.7%)
INDONESIA (0.0%)
 **+69,333  Sorini Corp., expiring 1/18/95.......         --
                                                   ---------
THAILAND (0.7%)
**+336,000  National Finance & Securities Co.,
              Ltd., expiring 1/95................      1,459
**+135,600  National Finance & Securities Co.,
              Ltd., (Foreign) expiring 1/95......        605
                                                   ---------
                                                       2,064
                                                   ---------
TOTAL RIGHTS (Cost $1,578).......................      2,064
                                                   ---------

  NO. OF
 WARRANTS
----------
WARRANTS (0.2%)
HONG KONG (0.0%)
  +432,000  Wai Kee Holdings Ltd., expiring
              12/31/96...........................          7
                                                   ---------
THAILAND (0.2%)
   +66,050  Finance One Co., Ltd., expiring
              3/15/99............................        553
                                                   ---------
TOTAL WARRANTS (Cost $0).........................
                                                         560
                                                   ---------
    FACE
   AMOUNT
   (000)
------------
CONVERTIBLE DEBENTURES (0.4%)

KOREA (0.4%)
$      1,700  Daewoo Corp., 0.00%, 12/31/04
                (Cost $1,732)......................      1,207
                                                     ---------
TOTAL FOREIGN SECURITIES (95.4%) (Cost $229,308)...
                                                       264,399
                                                     ---------
SHORT-TERM INVESTMENTS (3.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.8%)
UNITED STATES (1.8%)
       5,000  Federal Farm Credit Bank Discount
                Note, 5.95%, 1/03/95 (Cost
                $4,998)............................      4,997
                                                     ---------
REPURCHASE AGREEMENT (1.5%)
       4,031  U.S. Trust, 5.50%, dated 12/30/94,
                due 1/03/95, to be repurchased at
                $4,033, collateralized by $4,180
                United States Treasury Notes
                3.875%, due 3/31/95, valued at
                $4,163 (Cost $4,031)...............      4,031
                                                     ---------

TOTAL SHORT-TERM INVESTMENTS (Cost $9,029).........      9,028
TOTAL FOREIGN & US SECURITIES (98.7%) (Cost
$238,337)..........................................    273,427
                                                     ---------


The accompanying notes are an integral part of the financial statements.
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                                     51



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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO (CONT).
------------------------------------------------------------------------------
    FACE
   AMOUNT                                              VALUE
   (000)                                               (000)
------------------------------------------------------------------------------
FOREIGN CURRENCY (1.5%)

HK$      466  Hong Kong Dollar.....................  $      60
IN 4,470,122  Indonesian Rupiah....................      2,034
KW        24  Korean Won...........................         --
MA        52  Malaysian Ringgit....................         20
 S$      132  Singapore Dollar.....................         91
 T$   36,963  Taiwan Dollar........................      1,406
 TB   11,953  Thai Baht............................        476
                                                     ---------
TOTAL FOREIGN CURRENCY (Cost $4,099)...............      4,087
                                                     ---------
TOTAL INVESTMENTS (100.2%) (Cost $242,436).........    277,514
                                                     ---------


OTHER ASSETS (0.3%)
  Receivable for Portfolio Shares Sold....  $     563
  Dividends Receivable....................        337
  Foreign Withholding Tax Reclaim
     Receivable.............................       10
  Interest Receivable.....................          1
  Other...................................         27        938
                                            ---------  ---------
LIABILITIES (-0.5%)
  Payable for Portfolio Shares Redeemed...       (801)
  Investment Advisory Fees Payable........       (418)
  Custodian Fees Payable..................       (224)
  Administrative Fees Payable.............        (38)
  Unrealized Loss on Forward Foreign
   Currency Contract......................         (3)
  Directors' Fees & Expenses..............         (1)
  Other Liabilities.......................        (61)    (1,546)
                                            ---------  ---------
NET ASSETS (100%)..................................    $ 276,906
                                                       ---------
                                                       ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
  Applicable to 12,854,374 outstanding $.001 par
  value shares (authorized 500,000,000 shares).......     $21.54
                                                       ---------
                                                       ---------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                           IN
  CURRENCY                              EXCHANGE                UNREALIZED
 TO DELIVER      VALUE    SETTLEMENT      FOR        VALUE         LOSS
    (000)        (000)       DATE        (000)       (000)         (000)
-------------  ---------  -----------  ----------  ---------  --------------
IN  4,449,489  $   2,025     1/03/95    $  2,022   $   2,022     $      (3)
               ---------                           ---------     ----------
               ---------                           ---------     ----------
------------------------------------------------------------
+   -- Non-income producing securities
**  -- Security is valued at fair value -- See Note A-1
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
IN  -- Indonesian Rupiah
Interest rates disclosed for U.S. Government & Agency Discount Notes represent effective yields.
------------------------------------------------------------


            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)



                                      VALUE    PERCENT OF NET
INDUSTRY                               (000)        ASSETS
---------------------------------------------------------------
Capital Equipment..................  $  20,043          7.2%
Consumer Goods.....................     18,064          6.5
Energy.............................     16,314          5.9
Finance............................    102,218         36.9
Materials..........................     20,392          7.4
Multi-Industry.....................     21,962          7.9
Services...........................     65,406         23.6
                                     ---------      -----
                                     $ 264,399         95.4%
                                     ---------      -----
                                     ---------      -----

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
ASIAN EQUITY PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO
------------------------------------------------------------------------------
                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------------------------
COMMON STOCKS (80.3%)
ARGENTINA (4.8%)
          +6  Acindar Industrial S.A.............  $      --
    +987,398  Alpargatas S.A.....................        681
      81,501  Banco de Galicia y Buenos Aires....        326
     368,143  Banco de Galicia y Buenos Aires
                ADR..............................      6,350
     185,816  Banco del Sud Argentina............      1,412
     135,400  Banco Frances ADS..................      2,894
    +193,932  Banesto Banco Shaw S.A.............        620
      57,642  Capex S.A., Class A................        481
     119,200  Capex S.A. ADR.....................      1,788
      13,000  Central Costanera ADR..............        345
       8,000  Central Puerto S.A.................         40
      45,330  Central Puerto S.A. ADR............      1,281
     484,827  CIADEA (Renault) S.A...............      4,242
     757,100  Cia Naviera Perez Companc, Class
                B................................      3,119
      42,200  Inversiones y Representacion S.A.
                GDR..............................      1,129
      89,537  Massalin Particulares..............      1,030
     392,235  Quilmes Industrial S.A.............      9,021
   3,804,600  Siderca............................      2,815
     317,450  YPF S.A. ADR.......................      6,785
                                                   ---------
                                                      44,359
                                                   ---------
BRAZIL (6.0%)
  18,483,200  Banco Nacional S.A.................        487
 111,995,000  Cia Energetica de Minas Gerais
                ADR..............................      2,716
   3,635,480  Cia Energetica de Sao Paulo........      4,721
      46,678  Cia Energetica de Sao Paulo, Class
                B................................         61
 +58,807,000  Cia Paulista de Forca E Luz........      5,207
 132,425,000  Cia Siderurgica Nacional...........      4,510
      34,000  Cigarros Souza Cruz................        281
   3,800,000  Eletrobras.........................      1,341
   9,012,000  Light Servicos de Eletricidade
                S.A..............................      3,256
   9,400,000  Rhodia-Ster ADS....................        135
 197,453,000  Telecomunicacoes Brasileiras.......      8,509
 462,564,000  Telecomunicacoes Brasileiras ADR...     20,700
   5,175,000  Telecomunicacoes de Sao Paulo......        849
+251,300,000  Usinas Siderurgicas de Minas Gerais
                ADR..............................      3,330
                                                   ---------
                                                      56,103
                                                   ---------
CHILE (0.3%)
     129,810  Banco Osorno y La Union ADR........      1,396
      48,875  Sociedad Quimica y Minera de Chile
                S.A. ADR.........................      1,423
                                                   ---------
                                                       2,819
                                                   ---------
CHINA (1.5%)
     750,000  Beiren Printing Machine, Class H...        208
   3,008,400  China Merchants Shekou Port
                Services, Class B................      1,652
  11,144,000  Maanshan Iron & Steel Co., Class
                H................................      2,348
   1,862,000  Shanghai Diesel Engine Co., Ltd.,
                Class B..........................      1,490
     803,000  Shanghai Erfanji Co., Ltd., Class
                B................................        161
     500,000  Shanghai Industries Sewing Machine,
                Class B..........................        200
     949,975  Shanghai Jin Jiang Tower Ltd.,
                Class B..........................        494
   3,618,680  Shanghai Jinqiao, Class B..........      2,533
   1,200,000  Shanghai Lujiazui Finance & Trade
                Development Co...................  $     972
  +1,062,750  Shanghai Outer Gaoqiao Free Zone,
                Class B..........................        627
      14,550  Shanghai Petrochemical Co. ADR.....        418
     903,800  Shanghai Phoenix Bicycle Ltd.,
                Class B..........................        465
     962,000  Shanghai Refrigerator Compressor,
                Class B..........................        332
     450,000  Shanghai Shangling Electric, Class
                B................................        387
     986,000  Shanghai Tyre & Rubber Co., Class
                B................................        375
     354,000  Shanghai Yaohua Pilkington Glass,
                Class B..........................        347
   1,874,400  Shenzhen Chiwan Wharf Holdings,
                Class B..........................        727
                                                   ---------
                                                      13,736
                                                   ---------
COLOMBIA (1.2%)
 171,300,000  Banco de Colombia..................      8,858
      78,070  Cementos Paz Del Rio ADR...........      1,561
      23,700  Gran Cadena Almacanae Co. ADS......        385
                                                   ---------
                                                      10,804
                                                   ---------
GREECE (1.4%)
     298,380  Aegek..............................      5,592
      83,700  Ergo Bank S.A......................      3,449
     115,520  Hellenic Bottling Co. S.A..........      4,090
                                                   ---------
                                                      13,131
                                                   ---------
HONG KONG (6.2%)
   1,123,000  Cheung Kong Holdings Ltd...........      4,572
   1,981,000  Citic Pacific Ltd..................      4,774
  11,254,000  C.P. Pokphand Co., Ltd.............      2,632
      65,800  Great Wall Electric Ltd. ADR.......        288
   9,008,000  Guangdong Investments Ltd..........      4,453
     528,000  Hang Seng Bank Ltd.................      3,787
   2,220,000  Harbin Power Equipment Co..........        746
   1,966,000  Hong Kong Telecommunications
                Ltd..............................      3,748
   5,230,000  Hopewell Holdings Ltd..............      4,326
   1,715,000  Hutchison Whampoa Ltd..............      6,938
   1,789,000  New World Development Co., Ltd.....      4,775
     160,000  Shandong Huaneng Power Co. Ltd.
                ADR..............................      1,540
     566,000  Sun Hung Kai Properties Ltd........      3,380
     857,000  Swire Pacific Ltd., Class A........      5,339
   2,004,000  Varitronix International Ltd.......      2,849
   2,700,000  Wai Kee Holdings Ltd...............        628
     912,000  Wharf Holdings Ltd.................      3,076
                                                   ---------
                                                      57,851
                                                   ---------
HUNGARY (0.3%)
      65,000  Egis...............................      1,379
     102,500  Gedeon Richter Ltd.................      1,589
                                                   ---------
                                                       2,968
                                                   ---------
INDIA (12.6%)
     230,000  American Dry Fruits................        449
         120  Andhra Valley Power Supply, Class
                B................................          4
     100,000  AP Rayon, Class B..................        239
     100,000  Aruna Sugars & Enterprises, Class
                B................................        239
      88,000  Bajaj Auto Ltd., Class A...........      1,992

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO (CONT).
------------------------------------------------------------------------------
                                                    VALUE
SHARES                                               (000)
------------------------------------------------------------------------------
INDIA (CONT.)
     987,500  Balaji Foods & Feeds...............  $     866
      15,000  Ballapur Industries Ltd., Class
                B................................        122
      20,000  Baroda Rayon Corp..................        427
     269,334  Bharat Forge Co., Ltd., Class A....      1,545
   3,300,000  Bharat Heavy Electricals...........     18,410
      12,800  Bharat Petroleum Corp., Ltd........        157
     250,000  Bharat Pipes & Fittings Ltd., Class
                B................................        249
     100,000  BPL Ltd............................        733
      27,400  Cable Corp. of India Ltd...........        157
     195,000  Carrier Aircon Ltd., Class B.......        870
      90,000  Cosmo Films Ltd....................        474
      25,000  Crompton Greaves...................        143
      77,000  DCM Shriram Industries Ltd.........        388
      38,800  Delta Industries Ltd...............        167
     185,000  Essab India Ltd....................        619
       2,700  Fabworth (India) Ltd...............          3
      57,166  Flex Industries Ltd................        460
       5,000  Fuller.............................        133
     371,800  Garware Plastics & Polyester,
                Class A..........................      3,556
     314,500  Geekay Exim Ltd....................      2,306
     475,000  Godrej Soaps Ltd...................      2,953
      47,500  Hero Honda, Class B................        470
     120,200  Hindustan Petroleum Corp...........      1,422
     105,280  Housing Development Finance
                Corp.............................      8,558
   @*+78,000  India Magnum Fund, Class A
                (acquired 11/25/92-3/01/94, Cost
                $3,782)..........................      4,524
    @+55,194  India Magnum Fund, Class B.........      3,284
     644,650  India Organic Chemical Ltd.........      1,516
       5,600  Indian Rayon & Industries Ltd.,
                Class A..........................        109
      46,000  Indian Seamless Metal Tubes, Class
                B................................        280
      40,000  Indian Seamless Steel & Alloys.....         38
      60,000  Indo Gulf Fertilizer & Chemical,
                Class A..........................        179
     380,800  Indo Rama Synthetic, Class B.......      1,275
     100,000  Infosys Technology Ltd.............      1,498
     160,200  ITC Argotech, Class B..............      1,328
       2,850  ITW Signode Ltd., Class B..........         27
     134,400  Jai Parabolic Springs Ltd..........        321
     237,600  JK Synthetics Ltd..................        311
     200,000  Kirloskar Oil Engine, Class B......        893
       1,200  Lakme Ltd., Class B................         14
     145,000  Laser Lamp.........................        139
     150,000  Lekshima Precision.................        550
     770,000  Mahanagar Telephone Nigam..........      4,787
      81,334  Mahavir Spinning Mills Ltd.........        713
      22,300  Mahindra Ugine Steel, Class B......         34
     700,000  Maikaal Fibres.....................        669
     200,000  Mardia Chemicals Ltd...............      1,148
          20  Motor Industries Co., Ltd., Class
                A................................          4
      73,650  MRF Ltd., Class B..................      5,459
      24,000  Mukand Iron & Steel Works, Class
                A................................        245
      21,606  Nahar Spinning Mills Ltd., Class
                B................................        689
      72,000  Nath Pulp & Paper Mills Ltd........        166
      25,000  OM Sindoori Hotels Ltd.............         57
     500,000  Orkay Industries Ltd...............        446
     250,000  Patheja Forgings & Auto, Class B...      1,016
     401,000  PCS Data Products Ltd., Class B....  $     352
      67,500  Pentafour Products Ltd., Class B...        108
     254,200  Philips India, Ltd.................      2,836
     275,000  Polar Latex........................        351
     232,700  Priyadarshini Cement Ltd., Class
                B................................        289
       7,000  Pudumjee...........................        118
     350,000  PVD Plastic Mouldings Inds. Ltd.,
                Class B..........................        446
      50,000  Rallis Ltd.........................        510
       6,450  Ranbaxy Laboratories Ltd., Class
                B................................        137
      10,200  Raymond Synthetics Ltd., Class B...          7
       3,770  Reliance Industries Ltd. GDS.......         74
      73,581  Reliance Industries Ltd. GDS
                (New)............................      1,692
     265,400  Reliance Industries Ltd., Class
                A................................      2,887
     100,000  Rossel Industries Ltd..............        351
     100,000  Saurashtra Cement & Chemicals,
                Class B..........................        335
     535,000  SCICI Ltd., Class B................      1,620
      50,000  Secals Ltd.........................        151
      30,000  Shanti Gears Ltd., Class B.........        191
     108,000  Sharp Industries Ltd...............        189
     360,000  Shipping Corp. of India............        689
      57,860  Shree Vindhya Paper Mills..........        304
      13,200  S.K.F. Bearings Ltd................      1,452
      45,000  Sri Venkatesa Mills Ltd............        222
   1,008,500  State Bank of India................      7,266
      34,000  Sundaram Finance, Class B..........        470
   1,000,000  Super Forgings & Steels............      1,913
     233,300  Tata Engineering & Loco, Class A...      3,868
       3,935  Tata Hydro Electric Power..........        141
       2,620  Tata Power Co., Ltd................        117
         100  Teneja Aerospace Aviation..........         --
     450,000  Tilagarli Steel....................        932
       1,600  T.P.I. India Ltd...................          3
      10,000  T.V.S. Suzuki......................         67
     205,000  Uniworth International Ltd., Class
                B................................        258
     783,000  Uttam Galva Steels Ltd., Class B...      1,030
      16,604  Videocon International Ltd., Class
                A................................         82
      81,600  Videsh Sanchar Nigam Ltd...........      2,406
     710,040  VXL Ltd............................      1,245
      34,500  Vysya Bank.........................      2,420
                                                   ---------
                                                     117,359
                                                   ---------
INDONESIA (5.4%)
      26,400  Astra International................         50
      72,000  Astra International (Foreign)......         96
   1,373,000  Bank Bali (Foreign)................      3,873
   1,673,000  Barito Pacific Timber (Foreign)....      2,645
   1,662,049  Charoen Pokphand (Foreign).........      6,805
  ***200,000  Citra Marga Nusaphala (Foreign)....        237
     612,500  Duta Pertiwi PT (Foreign)..........        885
   1,046,000  Indocement Tunggal (Foreign).......      4,283
   1,200,000  Indosat PT (Foreign)...............      4,299
   1,308,600  Jembo Cable Co. (Foreign)..........      2,084
   1,398,200  Kalbe Farma (Foreign)..............      5,757
     468,000  Keramika Indonesia Association
                (Foreign)........................        607
     925,500  Modern Photo Film Co. (Foreign)....      3,916
     534,000  Polysindo Eka Perkasa (Foreign)....      1,008

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO (CONT).
------------------------------------------------------------
                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
INDONESIA (CONT.)
     693,200  Sona Topas Tourism (Foreign).......  $   2,239
     973,500  Sorini Corp. (Foreign).............      3,986
     150,000  Suba Indah (Foreign)...............        137
     584,000  Tempo Scan Pacific (Foreign).......      2,803
   2,109,000  United Tractors (Foreign)..........      4,510
                                                   ---------
                                                      50,220
                                                   ---------
ISRAEL (1.5%)
      40,166  Elbit Ltd..........................      2,733
       1,300  First International Bank...........        153
     413,335  Israel Land Development............      1,460
      16,800  Koor Industries Ltd................      1,286
     146,500  Osem Investment Ltd................        937
    +137,336  PEC Israel Economic Corp...........      3,880
      54,397  Scitex Ltd.........................        904
     152,948  Super Sol Ltd., Class B............      2,605
                                                   ---------
                                                      13,958
                                                   ---------
MALAYSIA (0.2%)
     835,000  Bandar Raya Development Bhd........      1,413
                                                   ---------
MEXICO (10.4%)
     359,112  Apasco S.A., Class A...............      1,790
   3,031,850  Banacci, Class B...................      8,959
     438,912  Banacci, Class L...................      1,270
     676,890  Cemex CPO ADR......................      6,681
      12,500  Desc Sociedad de Fomento Industrial
                S.A. de C.V......................        295
       3,370  FEMSA ADR..........................         83
     694,000  FEMSA, Class B.....................      1,777
      21,500  Grupo Carso, S.A., Class A1........        158
    +609,355  Grupo Carso ADR....................      8,836
     801,000  Grupo Financiero Banamex Accival,
                Class C..........................      2,367
     670,603  Grupo Financiero Bancomer ADR......      7,544
   3,973,500  Grupo Financiero Bancomer, Class B.      1,909
   2,336,000 Grupo Financiero Bancomer, Class C. 1,268 1,868,000 Grupo Financiero Bancrecer, Class
                B................................      1,577
      69,380  Grupo Financiero GBM Atlantico ADR.        520
   1,248,360  Grupo Financiero Probursa, Class B.        289
   3,873,060  Grupo Financiero Probursa, Class C.      1,868
     120,800  Grupo Financiero Serfin S.A. ADR...        906
   2,254,000  Grupo Herdez, Class A..............      1,087
      55,000  Grupo Iusacell S.A. ADR, Class D...        880
       5,000  Grupo Iusacell S.A. ADR, Class L...         93
    +182,571  Grupo Mexicano Desarrollo ADR,
                Class B..........................      1,392
      42,960  Grupo Mexicano Desarrollo, Class L.        381
     +52,600  Grupo Sidek S.A. ADR...............        460
  +1,451,800  Grupo Sidek S.A., Class A..........      3,181
    +987,000  Grupo Sidek S.A., Class B..........      2,182
      55,344  Grupo Sidek S.A., Class L..........        145
     180,600  Grupo Televisa S.A. ADR............      5,734
     435,952  Grupo Tribasa S.A. ADR.............      7,248
      68,060  Hylsamex S.A. ADR..................      1,149
     310,400  Interceramica, Class C.............      1,030
     +30,600  Interceramica ADR..................        627
      82,600  Panamerican Beverages, Inc., Class
                A................................      2,612
     385,425  Telefonos de Mexico S.A. ADR, Class
                L................................  $  15,802
     547,000  Tolmex S.A., Class B2..............      4,618
                                                   ---------
                                                      96,718
                                                   ---------
MOROCCO (0.9%)
      41,100  Ona Group..........................      1,673
     146,300  Sni Maroc..........................      6,726
                                                   ---------
                                                       8,399
                                                   ---------
PAKISTAN (2.8%)
      78,120  Adamjee Insurance Co., Ltd.........        472
   1,040,900  Bank of Punjub.....................      1,861
     825,814  Cherat Cement Ltd..................      2,926
      13,126  Crescent Investment Bank...........         22
     247,600  Crescent Textile Mills Ltd.........        241
     275,000  Dewan Salman Fibre.................      1,251
     380,100  D.G. Khan Cement Ltd...............        766
   3,017,900  Fauji Fertilizer Co., Ltd..........      8,043
     475,860  Imperial Chemical Industries.......      3,743
     595,725  Muslim Commercial Bank Ltd.........      1,384
     679,297  Nishat Mills Ltd...................      1,231
      13,090  Pakistan Telecommunications........      1,723
      13,900  Pakistan Telecommunications GDR....      1,883
      97,850  Philips Electrical.................        636
     298,000  Zahur Textile Mills................         61
                                                   ---------
                                                      26,243
                                                   ---------
PERU (0.8%)
     169,394  Banco de Credito del Peru..........        375
     323,646  Cementos Norte Pacasmayo, Class
                T................................      1,252
  ***497,000  Cementos Yura......................      3,109
      12,325  Cerveceria Backus y Johnson, Class
                C................................        250
    +396,386  Nacional de Cerveza, Class T.......        301
    +428,659  Southern Peru Copper, Class T......      2,389
                                                   ---------
                                                       7,676
                                                   ---------
PHILIPPINES (3.2%)
   3,133,250  Ayala Land Inc., Class B...........      4,880
   7,772,250  JG Summit Holding, Class B.........      2,867
     306,465  Manila Electric Co., Class B.......      4,207
   1,000,000  Negros Navigation Co., Inc.........        481
   6,800,000  Petron Corp........................      5,992
      47,490  Philippine Long Distance Telephone
                Co. ADR..........................      2,618
       2,000  Philippine Long Distance Telephone
                Co., Class B.....................        111
     226,858  Philippine National Bank, Class
                B................................      3,208
   8,472,500  SM Prime Holdings, Inc., Class B...      2,778
     419,500  San Miguel Corp., Class B..........      2,201
                                                   ---------
                                                      29,343
                                                   ---------
POLAND (0.8%)
   ***33,400  Eastbridge.........................      2,245
      13,762  Elektrim...........................        647
   2,028,000  International UNP Holdings.........      1,229
     186,870  Mostostal Exports, Class A.........      1,216
      15,000  Okocim.............................        423
       8,925  Wedel S.A..........................        608

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
-------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO (CONT).
-------------------------------------------------------------
                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
POLAND (CONT.)
      15,735  Zwyeic.............................  $   1,089
                                                   ---------
                                                       7,457
                                                   ---------
PORTUGAL (0.1%)
      13,800  Jeronimo Martins...................        591
      @8,990  Portuguese Investment Fund.........        598
                                                   ---------
                                                       1,189
                                                   ---------
RUSSIA (0.8%)
  ***313,000  Russian Telecom Development
                Corp.............................      3,130
  ***400,000  SFMT Inc...........................      4,000
                                                   ---------
                                                       7,130
                                                   ---------
SOUTH AFRICA (2.5%)
      44,000  Anglo American Industrial
                Corporation Ltd..................      2,269
     700,000  Bidvest Group Ltd..................      2,836
   1,223,150  Gencor Ltd.........................      4,386
     796,900  Liberty Life Strategic
                Investments......................      2,495
     131,300  Randcoal Ltd.......................        887
     929,146  Sasol Ltd..........................      7,701
     311,500  Trans Natal Coal Corp., Ltd........      2,372
                                                   ---------
                                                      22,946
                                                   ---------
SRI LANKA (0.1%)
      19,575  Aitken Spence & Co., Ltd...........        117
     113,000  Distillers Corp. S.A. Ltd..........         21
      81,200  John Keells Holdings Ltd...........        442
                                                   ---------
                                                         580
                                                   ---------
TAIWAN (3.4%)
   2,196,600  Hocheng Group Corp.................     10,570
   1,696,000  Taiwan Semiconductor Mfg. Co.......     10,065
   2,223,891  United Micro Electronics Corp.,
                Ltd..............................     10,617
                                                   ---------
                                                      31,252
                                                   ---------
THAILAND (7.9%)
     293,250  Advanced Information Services Co.
                (Foreign)........................      4,065
   1,720,600  Bangkok Bank Ltd...................     14,119
     419,500  Bangkok Bank Ltd. (Foreign)........      4,478
     862,600  Finance One Co., Ltd. (Foreign)....     13,400
     315,560  International Engineering Co.,
                Ltd..............................      2,665
     427,240  International Engineering Co., Ltd.
                (Foreign)........................      3,744
     144,400  Land & House Co., Ltd. (Foreign)...      2,577
     598,300  MDX Co., Ltd.......................      1,656
     234,635  Phatra Thanakit Co., Ltd...........      1,813
     546,265  Phatra Thanakit Co., Ltd.
                (Foreign)........................      4,221
      85,000  SeaFresh Industry Co., Ltd.
                (Foreign)........................        542
     141,800  Shinawatra Computer Co., Ltd
                (Foreign)........................      3,095
      94,300  Siam Cement Co., Ltd...............      5,379
      15,000  Siam Commercial Bank (Foreign).....        138
   1,671,000  Thai Farmers Bank Ltd..............     11,515
                                                   ---------
                                                      73,407
                                                   ---------
TURKEY (4.7%)
   2,095,000  Borusan............................  $   1,516
  13,001,600  Ege Biracilik Ve Malt Sanayii......      8,231
  +2,514,000  Ege Seramik Sanayii Ve Ticaret
                A.S..............................        877
   6,776,000  Koc Yatirim Ve Sanayii Mamulleri...      5,253
     812,000  Migros Turk TAS....................      1,553
  13,510,000  Sarkuysan..........................      7,855
   3,551,000  Tat Konserue.......................      4,863
   9,401,000  Tofas Turk Otomobil Fabrikasi......      8,016
     120,000  Tofas Turk Otomobil Fabrikasa ADR,
                Class E..........................        494
   1,302,075  Turkas Petroculuk A.S..............        328
   1,085,600  Turkiye Garanti Bankasi ADR........      2,719
  24,085,000  Yapi Ve Kredi Bankasi A.S..........      2,085
                                                   ---------
                                                      43,790
                                                   ---------
UNITED KINGDOM (0.2%)
     900,924  Lonrho plc.........................      2,145
                                                   ---------
ZIMBABWE (0.3%)
   1,980,000  Trans Zambezi Industries Ltd.......      2,574
                                                   ---------
TOTAL COMMON STOCKS (Cost $725,564)..............
                                                     745,570
                                                   ---------
PREFERRED STOCKS (13.4%)
BRAZIL (13.4%)
1,059,142,183 Banco Bradesco.....................      9,003
 323,910,000  Banco do Brasil....................      6,386
  18,800,000  Banco do Estado Sao Paulo..........        269
  31,814,000  Banco Itau.........................      8,902
 304,098,880  Banco Nacional S.A.................      7,719
  20,516,870  Bombril............................        569
  21,189,000  Brasmotor..........................      8,581
  62,724,850  Centrais Eletricas Brasileiras,
                Class B..........................     21,772
  17,440,160  Cia Acos Especiais Itabira.........      1,483
  13,825,000  Cia Cervejaria Brahma..............      4,552
  26,422,494  Cia Energetica de Minas Gerais.....      2,402
   1,410,000  Cia Energetica de Sao Paulo........      1,923
      54,149  Cia Energetica de Sao Paulo, Class
                B................................         83
 245,160,000  Cia Energetica de Sao Paulo ADR....      3,248
  +6,800,000  Cia Paulista de Forca E Luz........        466
    +904,000  Cia Siderurgica Paulista, Class
                B................................      2,631
  37,930,101  Lojas Americanas S.A...............      1,120
    +105,758  Lojas Americanas (Bonus)...........         15
 104,153,333  Petrobras..........................     13,156
  77,529,000  Petrobras Distribuidora............      4,165
      12,500  Sadia Concordia....................         17
 158,099,175  Telecomunicacoes Brasileiras.......      7,074
     162,600  Telecomunicacoes de Sao Paulo......         73
  44,998,215  Telecomunicacoes de Sao Paulo......      6,402
5,521,151,000 Usinas Siderurgicas de Minas
                Gerais...........................      7,496
  26,163,000  Vale Do Rio Doce...................      5,004
                                                   ---------
TOTAL PREFERRED STOCKS (Cost $85,280)............
                                                     124,511
                                                   ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO (CONT).
------------------------------------------------------------------------------
   NO. OF                                            VALUE
   RIGHTS                                            (000)
------------------------------------------------------------
RIGHTS (0.0%)
INDIA (0.0%)
    **+7,142  Indian Seamless Metal Tubes........  $       9
    **+2,500  Pentafour Products Ltd., Class B...         --
                                                   ---------
                                                           9
                                                   ---------
INDONESIA (0.0%)
  **+229,500  Sorini Corp., expiring 1/18/95.....         --
                                                   ---------
PAKISTAN (0.0%)
    **+6,398  Crescent Investment Bank, expiring
                1/30/95..........................          7
   **+92,643  Muslim Commercial Bank Ltd.........         95
                                                   ---------
                                                         102
                                                   ---------
TOTAL RIGHTS (Cost $12)..........................        111
                                                   ---------


   NO. OF
  WARRANTS
------------
WARRANTS (0.1%)
HONG KONG (0.0%)
    +540,000  Wai Kee Holdings Ltd., expiring
                12/31/96.........................          9
                                                   ---------
INDIA (0.0%)
   **+33,571  Bharat Forge Co., Ltd., expiring
                1995.............................         --
   **+27,383  Flex Industries Ltd................         --
                                                   ---------
                                                          --
                                                   ---------
POLAND (0.0%)
**+1,014,000  International UNP Holdings,
                expiring 12/31/95................         --
                                                   ---------
THAILAND (0.1%)
    +138,660  Finance One Co., Ltd., expiring
                3/15/99..........................      1,160
                                                   ---------
TOTAL WARRANTS (Cost $0).........................      1,169
                                                   ---------
   NO. OF
   UNITS
------------
UNITS (0.6%)
HUNGARY (0.5%)
      42,000  Mol Magyar Olay-ES.................      4,715
                                                   ---------
MEXICO (0.1%)
     302,800  Interceramica......................        974
                                                   ---------
TOTAL UNITS (Cost $5,789)........................      5,689
                                                   ---------

   SHARES
------------
PURCHASED OPTIONS (0.0%)
BRAZIL (0.0%)
  37,300,000  Cia Paulista de Forca E Luz, strike
                price BRL 70, expiring 10/16/95
                (Cost $0)........................        388
                                                   ---------


    FACE
   AMOUNT                                            VALUE
   (000)                                             (000)
------------------------------------------------------------
CONVERTIBLE DEBENTURES (0.8%)
COLOMBIA (0.4%)
$      4,115  Banco de Colombia 5.20%, 2/01/99...  $   4,017
                                                   ---------
INDIA (0.3%)
 IR    ***25  Bharat Pipes & Fittings Ltd.,
                Series A, Zero Coupon,
                12/31/99.........................         80
       ***25  Bharat Pipes & Fittings Ltd.,
                Series B, Zero Coupon,
                12/31/99.........................         80
         336  DCM Shriram Industries Ltd., Zero
                Coupon, 3/01/00..................        641
       ***15  Indian Seamless 10.00%, 10/12/99...         60
      ***134  Jai Parabolic Ltd., Series A, Zero
                Coupon, 4/01/95..................        300
      ***134  Jai Parabolic Ltd., Series B, Zero
                Coupon, 4/01/95..................        300
       1,467  Mahavir Spinning Mills Ltd., Series
                A, Zero Coupon, 12/31/99.........         51
         783  Uttam Galva Steels, Zero Coupon,
                12/01/10.........................        874
                                                   ---------
                                                       2,386
                                                   ---------
THAILAND (0.1%)
 TB      880  Banpu Public Co., Ltd. 3.50%,
                8/25/04..........................      1,034
                                                   ---------
TOTAL CONVERTIBLE DEBENTURES (Cost $7,543).......      7,437
                                                   ---------
NON-CONVERTIBLE DEBENTURES (0.5%)
INDIA (0.5%)
 IR    ***34  Bharat Forge Co., Ltd., 14.50%,
                1/01/01..........................         54
         341  DCM Shriram Industries Ltd.,
                16.50%, 3/01/00..................        542
       4,470  Garware Plastics & Polyester,
                16.00%, 1/01/01..................        138
           8  Mahavir Spinning Mills Ltd., Series
                B, Zero Coupon, 12/31/99.........         28
         500  Raymond Wollen Mills, 16.00%,
                12/31/99.........................      1,546
          70  Saurashtra Cement & Chemicals, Zero
                Coupon, 12/31/99.................      2,165
      ***173  VST Tillers Tractors, Zero Coupon,
                1/01/96..........................        612
                                                   ---------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $5,641)...      5,085
                                                   ---------
LOAN AGREEMENTS (3.6%)
ECUADOR (0.4%)
  $#~##5,950  Republic of Ecuador Extension and
                Refinancing Agreement (Floating
                Rate) (Participation: Merrill
                Lynch, Chemical Bank)............      2,736
   #~##1,200  Republic of Ecuador New Money
                (Floating Rate) (Participation:
                Merrill Lynch)...................        552
                                                   ---------
                                                       3,288
                                                   ---------
PANAMA (1.1%)
$   ++19,400  Republic of Panama Unrestructured
                Loans (Floating Rate)............     10,427
                                                   ---------
                                                   ---------


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO (CONT).
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
   (000)                                             (000)
------------------------------------------------------------
RUSSIA (2.1%)
 CHF ++1,910  Bank for Foreign Economic Affairs
                (Floating Rate)..................  $     380
$   ++25,657  Bank for Foreign Economic Affairs
                (Floating Rate)..................      7,055
     ++9,293  Bank for Foreign Economic Affairs,
                Series A (Floating Rate).........      2,556
    ++32,090  Bank for Foreign Economic Affairs,
                Series B (Floating Rate).........      8,825
     ++1,000  Bank for Foreign Economic Affairs,
                Series C (Floating Rate).........        275
     ++1,913  Bank for Foreign Economic Affairs,
                Series E (Floating Rate).........        526
                                                   ---------
                                                      19,617
                                                   ---------
TOTAL LOAN AGREEMENTS (Cost $41,762).............     33,332
                                                   ---------
TOTAL FOREIGN & US SECURITIES (99.3%) (Cost
$871,591)........................................    923,292
                                                   ---------
FOREIGN CURRENCY (2.3%)
APS       106  Argentine Peso.....................        106
BLR       134  Brazilian Real.....................        158
CP    220,527  Colombian Peso.....................        265
DM        759  Deutsche Mark......................        490
HK$     2,874  Hong Kong Dollar...................        371
IR    336,780  Indian Rupee.......................     10,736
IN     65,248  Indonesian Rupiah..................         30
MD        639  Moroccan Dhiram....................         72
PR    173,193  Pakistani Rupee....................      5,629
PS          1  Peruvian Sol.......................          1
PZ     54,496  Polish Zloty.......................          2
AR         86  South African Commercial Rand......         24
SA        107  South African Financial Rand.......         26
SL         32  Sri Lankan Rupee...................          1
T$     63,654  Taiwan Dollar......................      2,421
TL 15,301,470  Turkish Lira.......................        395
                                                    ---------
TOTAL FOREIGN CURRENCY (Cost $20,728)............      20,727
                                                    ---------
TOTAL INVESTMENTS (101.6%) (Cost $892,319).......     944,019
                                                    ---------

OTHER ASSETS (1.5%)
  Receivable for Investments Sold.......  $   8,771
  Receivable for Portfolio Shares             4,365
   Sold.................................
  Dividends Receivable..................        944
  Interest Receivable...................        102
  Foreign Withholding Tax Reclaim                16
   Receivable...........................
  Other.................................          90  $  14,288
                                           ---------
LIABILITIES (-3.1%)
  Bank Overdraft........................    (11,323)
  Payable for Investments Purchased.....     (6,689)
  Deferred India Taxes..................     (4,779)
  Investment Advisory Fees Payable......     (3,224)
  Payable for India Taxes...............     (1,159)
  Payable for Portfolio Shares                 (598)
   Redeemed.............................
  Custodian Fees Payable................       (540)
  Administrative Fees Payable...........       (128)
  Sub-Administrative Fees Payable.......        (14)
  Directors' Fees & Expenses............         (1)
  Other Liabilities.....................       (214)   (28,669)
                                          ---------  ---------
NET ASSETS (100%)..................................  $ 929,638
                                                     ---------
                                                     ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 57,016,212 outstanding $.001 par
  value shares (authorized 500,000,000 shares).....     $16.30
                                                     ---------
                                                     ---------
--------------------------------------------------------------
+   -- Non-income producing securities
++  -- Non-income producing securities -- in default
*   -- Restricted as to public resale. Total value of restricted securities at December 31, 1994 was $4,524 or 0.5% of net assets.
**  -- Security is valued at fair value -- See Note A-1
*** -- Security is valued at cost -- See Note A-1
@  -- The fund is advised by an affiliate
~   -- The security is currently making partial interest payments.
#   -- Participation interests were acquired through the financial institutions listed parenthetically. All other loan agreements are assignments. See Note A-7.
## -- Under restructuring at December 31, 1994.
ADR -- American Depositary Receipt
ADS -- American Depositary Shares
GDR -- Global Depositary Receipt
GDS -- Global Depositary Shares
NCS -- Non Convertible Shares
TB  -- Thai Baht
CHF -- Swiss Franc
IR  -- Indian Rupee
TL  -- Turkish Lira
Floating Rate Securities. Interest rate changes on these instruments are based on changes in a designated base rate.


         SUMMARY OF FOREIGN & US SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                          VALUE     PERCENT OF
INDUSTRY                                  (000)     NET ASSETS
----------------------------------------------------------------
Capital Equipment.....................  $  63,803         6.9%
Consumer Goods........................    127,015        13.7
Energy................................    114,476        12.3
Finance...............................    241,236        25.9
Loan Agreements.......................     33,332         3.6
Materials.............................    142,231        15.3
Multi-Industry........................     74,544         8.0
Services..............................    126,655        13.6
                                        ---------         ---
                                        $ 923,292        99.3%
                                        ---------         ---
                                        ---------         ---

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO
--------------------------------------------------------------
                                                       VALUE
SHARES                                                 (000)
--------------------------------------------------------------
COMMON STOCKS (93.9%)
BELGIUM (4.7%)
   +3,400  Arbed, S.A..............................  $     510
   11,000  Delhaize Freres et Cie, 'Le Lion',
             S.A...................................        447
    8,300  G.I.B. Holdings, Ltd....................        327
       55  G.I.B. Holdings, Ltd. (New).............          2
                                                     ---------
                                                         1,286
                                                     ---------
DENMARK (1.2%)
   +8,500  Unidanmark A/S, Class A (Registered)....        327
                                                     ---------
FINLAND (4.3%)
   22,000  Amer-Yhtymae Oy, Class A................        381
   17,500  Huhtamaki Oy, Series 1..................        580
  +40,600  Kansallis-Osake Pankki..................         48
   17,000  Pohjola Insurance Co., Ltd., Class B....        185
                                                     ---------
                                                         1,194
                                                     ---------
FRANCE (12.6%)
      600  Bongrain S.A............................        317
    3,000  Cie de Saint Gobain.....................        345
   +7,300  Credit Lyonnais CDI.....................        604
    6,800  Elf Aquitaine...........................        479
    2,400  Eridania Beghin-Say S.A.................        316
    2,700  Precision Mecaniques Labinal S.A........        344
   +3,805  Legris Industries S.A...................        234
  +18,000  Thomson CSF.............................        539
    5,400  Total S.A., Class B.....................        314
                                                     ---------
                                                         3,492
                                                     ---------
GERMANY (11.7%)
    3,100  BASF AG.................................        631
    1,760  Bayer AG................................        408
    8,000  Bremer Vulkan Verbund AG................        492
    1,500  Commerzbank AG..........................        316
      575  Karstadt AG.............................        210
    1,200  Mannesmann AG...........................        325
   +1,500  Varta AG................................        281
    1,700  Veba AG.................................        589
                                                     ---------
                                                         3,252
                                                     ---------
ITALY (6.0%)
    5,000  Editoriale L'Expresso S.p.A.............         13
 +162,637  Impregilo S.p.A.........................        163
   20,305  Safilo S.p.A............................        127
  191,500  Stet Di Risp (NCS)......................        454
  205,500  Telecom Italia S.p.A....................        535
   10,000  Telecom Italia S.p.A. Di Risp (NCS).....         20
  100,000  Unicem Di Risp (NCS)....................        339
                                                     ---------
                                                         1,651
                                                     ---------
NETHERLANDS (10.8%)
   16,000  ABN Amro Holdings N.V...................        556
    2,000  Akzo Nobel N.V..........................        231
    2,200  Hollandsche Beton Groep N.V.............        340
   12,500  Internationale Nederlanden Groep N.V....        591
    6,000  Koninklijke Bijenkorf Beheer N.V........        339
   10,000  Koninklijke Van Ommeren N.V.............        263
    2,350  Oce-Van Der Grinten N.V.................  $     105
   18,500  Philips Electronics N.V.................        548
                                                     ---------
                                                         2,973
                                                     ---------
NORWAY (3.2%)
 +100,000  Den Norske Bank A/S, Class A Free.......        268
   16,000  Hafslund Nycomed, Class B...............        336
   28,000  Saga Petroleum A/S, Class B.............        290
                                                     ---------
                                                           894
                                                     ---------
PORTUGAL (0.5%)
  +@1,905  Portuguese Investment Fund..............        127
                                                     ---------
SPAIN (6.2%)
  +11,100  Asturiana de Zinc S.A...................        121
    9,520  Banco Espana de Credito S.A.............         67
    4,760  Banco Espana de Credito S.A. (New)......         32
    7,615  Bodegas y Bebidas S.A...................        208
   +7,870  Grupo Duro Felguera S.A.................         37
   90,000  Iberdrola S.A...........................        555
   28,000  Sevillana de Electricidad S.A...........        132
   47,000  Telefonica Nacional de Espana S.A.......        555
                                                     ---------
                                                         1,707
                                                     ---------
SWEDEN (1.9%)
  +48,000  Skandinaviska Enskilda Banken, Class
             A.....................................        274
  +16,000  S.K.F. AB, Class B......................        264
                                                     ---------
                                                           538
                                                     ---------
SWITZERLAND (14.6%)
      650  Alusuisse-Lonza Holdings Ltd.
             (Registered)..........................        325
     +200  Ascom Holdings AG (Bearer)..............        212
      300  Bobst AG (Bearer).......................        346
      900  Ciba Geigy AG (Bearer)..................        538
      115  Ciba Geigy AG (Registered)..............         69
      500  Forbo Holdings AG (Registered)..........        420
      700  Hero AG (Bearer)........................        340
      500  Holderbank Glarus AG (Bearer)...........        379
      750  Magazine Globus (Participating
             Certificates).........................        449
      700  Moevenpick Holding AG (Participating
             Certificates).........................        265
      470  Schweizerische Industrie-Gesellschaft
             Holdings (Registered).................        431
     +450  SwissAir (Registered)...................        265
                                                     ---------
                                                         4,039
                                                     ---------
UNITED KINGDOM (16.2%)
  130,500  Asprey plc..............................        284
   75,000  Associated British Foods plc............        663
 +249,990  Automated Security Holdings plc.........        254
   20,000  Bass plc................................        161
  200,000  BET plc.................................        318
  152,550  Christian Salvesen plc..................        650
   37,400  Hillsdown Holdings plc..................        105
  118,856  John Mowlem & Co. plc...................        188
   70,000  Kwik Save Group plc.....................        603
   24,895  McAlpine (Alfred) plc...................         67
   41,875  Nurdin & Peacock plc....................        107

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EUROPEAN EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO (CONT).
--------------------------------------------------------------
                                                       VALUE
SHARES                                                 (000)
--------------------------------------------------------------
UNITED KINGDOM (CONT.)
   30,000  Reckitt & Colman plc....................  $     276
   37,401  Rolls-Royce plc.........................        105
  120,795  Royal Insurance Holdings plc............        528
   95,165  Sketchley plc...........................        139
 +253,775  Wembley plc.............................         20
                                                     ---------
                                                         4,468
                                                     ---------
TOTAL COMMON STOCKS (Cost $26,082).................     25,948
                                                     ---------
PREFERRED STOCKS (5.3%)
GERMANY (5.3%)
    1,400  RWE AG..................................        316
    2,500  Spar Handels AG.........................        525
    2,800  Volkswagen AG...........................        615
                                                     ---------
TOTAL PREFERRED STOCKS (Cost $1,518)...............      1,456
                                                     ---------
CUMULATIVE UNSECURED LOAN STOCK (0.7%)
UNITED KINGDOM (0.7%)
   36,000  Reckitt & Colman plc (Cost $186)........        191
                                                     ---------

 NO. OF
 RIGHTS
---------
RIGHTS (0.0%)
SPAIN (0.0%)
  **7,615  Bodegas y Bebidas, expiring 1/24/95
             (Cost $0).............................          1
                                                     ---------
TOTAL FOREIGN SECURITIES (99.9%) (Cost $27,786)....     27,596
                                                     ---------

    FACE
   AMOUNT
   (000)
------------
FOREIGN CURRENCY (0.8%)
 L       142  British Pound.........................        223
 IL   20,882  Italian Lira..........................         13
 NG        1  Netherlands Guilder...................         --
                                                      ---------
TOTAL FOREIGN CURRENCY (Cost $236)..................        236
                                                      ---------
TOTAL INVESTMENTS (100.7%) (Cost $28,022)...........     27,832
                                                      ---------
OTHER ASSETS (1.8%)
  Receivable for Investments Sold........  $     450
  Dividends Receivable...................         40
  Foreign Withholding Tax Reclaim
   Receivable............................         15
  Other..................................          1        506
                                           ---------

LIABILITIES (-2.5%)
  Bank Overdraft.........................       (505)
  Payable for Portfolio Shares Redeemed..       (114)
  Investment Advisory Fees Payable.......        (19)
  Payable for Investments Purchased......        (14)
  Net Unrealized Loss on Forward Foreign
    Currency Contracts...................         (9)
  Custodian Fees Payable.................         (8)
  Filing and Registration Fees Payable...         (5)
  Administrative Fees Payable............         (5)
  Directors' Fees & Expenses.............         (1)
  Other Liabilities......................        (24)  $   (704)
                                           ---------   --------
NET ASSETS (100%)........................              $ 27,634
                                                       --------
                                                       --------


NET ASSET VALUE, OFFERING  AND REDEMPTION PRICE PER SHARE
  Applicable to 1,981,678 outstanding $.001 par value shares
 (authorized 500,000,000 shares)..............................          $13.94
                                                                        ------
                                                                        ------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                            IN                          NET
CURRENCY TO                              EXCHANGE                   UNREALIZED
  DELIVER        VALUE     SETTLEMENT       FOR         VALUE          LOSS
   (000)         (000)        DATE         (000)        (000)          (000)
------------  -----------  -----------  -----------  -----------  ------------
L    142       $     223      1/04/95     $   222     $     222      $     (1)
DM   400             261      8/09/95     $   253           253            (8)
                   -----                                  -----             --
               $     484                              $     475      $     (9)
                   -----                                  -----             --
                   -----                                  -----             --
------------------------------------------------------------
+   -- Non-income producing securities
**  -- Security is valued at fair value -- See Note A-1
@  -- The fund is advised by an affiliate.
NCS -- Non Convertible Shares
L   -- British Pound
DM -- Deutsche Mark
------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)



                                         VALUE    PERCENT OF NET
INDUSTRY                                  (000)        ASSETS
------------------------------------------------------------------
Capital Equipment.....................  $   4,788          17.3%
Consumer Goods........................      5,560          20.1
Energy................................      2,120           7.7
Finance...............................      4,216          15.3
Materials.............................      4,892          17.7
Multi-Industry........................        544           2.0
Services..............................      5,476          19.8
                                        ---------         ---
                                        $  27,596          99.9%
                                        ---------         ---
                                        ---------         ---

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EUROPEAN EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------
                                                       VALUE
SHARES                                                 (000)
--------------------------------------------------------------
COMMON STOCKS (99.6%)
AUSTRALIA (0.9%)
+400,000   McPhersons Ltd..........................  $      68
 190,488   Westpac Banking Corp....................        641
                                                     ---------
                                                           709
                                                     ---------
BELGIUM (2.0%)
   38,000  Delhaize Freres et Cie 'Le Lion' S.A....      1,543
                                                     ---------
CANADA (0.7%)
 +200,000  Canadian Pioneer Energy.................        456
   70,000  Northern Reef Exploration Ltd...........        130
                                                     ---------
                                                           586
                                                     ---------
DENMARK (0.1%)
   +1,200  Unidanmark A/S, Class A (Registered)....         46
                                                     ---------
FRANCE (5.5%)
    1,050  Bongrain S.A............................        555
  +12,000  Credit Lyonnais CDI.....................        994
   18,573  Elf Aquitaine...........................      1,308
   +5,500  Legris Industries S.A...................        339
    7,200  Precision Mecaniques Labinal S.A........        917
    6,000  Sediver S.A.............................        247
                                                     ---------
                                                         4,360
                                                     ---------
GERMANY (8.0%)
    4,700  BASF AG.................................        957
    5,372  Bayer AG................................      1,245
   18,000  Bremer Vulkan Verbund AG................      1,106
    1,000  Karstadt AG.............................        365
    2,212  Mannesmann AG...........................        600
    2,764  Sinn AG.................................        593
   +3,825  Varta AG................................        716
    1,910  Veba AG.................................        662
      260  Volkswagen AG...........................         71
                                                     ---------
                                                         6,315
                                                     ---------
HONG KONG (0.9%)
  220,000  Jardine Strategic Holdings, Inc.........        722
                                                     ---------
IRELAND (2.8%)
  710,680  Anglo Irish Bank Corp. plc..............        604
   73,900  Arnotts plc.............................        257
  470,000  Avonmore Foods plc, Class A.............        894
  230,000  Green Property plc......................        473
                                                     ---------
                                                         2,228
                                                     ---------


ITALY (3.2%)
  500,000  Stet Di Risp (NCS)......................      1,186
   36,240  Stet-Societa Finanziaria Telefonica.....        107
  620,000  Telecom Italia S.p.A. Di Risp (NCS).....      1,237
                                                     ---------
                                                         2,530
                                                     ---------
JAPAN (9.8%)
   80,000  Fuji Photo Film Ltd.....................      1,855
   24,000  Hitachi Ltd.............................        238
  110,000  Kao Corp................................      1,248
      800  Murata Manufacturing Co., Ltd...........         31
  130,000  Nichido Fire & Marine Insurance Co......      1,126
   18,000  Sony Corp...............................      1,021
   30,000  Stanley Electric Co.....................        227
   72,100  Sumitomo Rubber Industries..............        700
    5,000  TDK Corp................................        243
   30,000  Toyo Seikan Kaisha Ltd..................      1,000
                                                     ---------
                                                         7,689
                                                     ---------
NETHERLANDS (8.2%)
   46,222  ABN Amro Holdings N.V...................      1,607
    2,050  Hollandsche Beton Groep N.V.............        317
   31,393  Internationale Nederlanden Groep N.V....      1,484
   30,000  Koninklijke Van Ommern N.V..............        788
  +15,160  Nedlloyd Groep N.V......................        497
   15,500  Oce-Van Der Grinten N.V.................        694
   37,690  Philips Electronics N.V.................      1,117
                                                     ---------
                                                         6,504
                                                     ---------
SPAIN (1.7%)
  112,300  Telefonica Nacional de Espana S.A.......      1,328
                                                     ---------
SWEDEN (1.4%)
 +188,000  Skandinaviska Enskilda Banken, Class
             A.....................................      1,075
                                                     ---------
SWITZERLAND (5.5%)
     +450  Ascom Holdings AG (Bearer)..............        478
      500  Bobst AG (Bearer).......................        577
    1,200  Ciba-Geigy AG (Registered)..............        716
      700  Forbo Holdings AG (Registered)..........        588
      250  Grands Magasins Jelmoli (Bearer)........        140
      450  Grands Magasins Jelmoli (Registered)....         46
      780  Holderbank Sin Glarus (Bearer)..........        591
      195  Kuoni Riesebuero AG (Participating
             Certificates).........................        252
      600  Magazine Globus (Participating
             Certificates).........................        359
       70  Nestle S.A. (Registered)................         67
      600  Schweizerische Industrie-Gesellschaft
             Holdings (Registered).................        550
                                                     ---------
                                                         4,364
                                                     ---------
UNITED KINGDOM (12.7%)
  700,000  ASDA Group plc..........................        740
  101,443  Barclays plc............................        970
  165,000  Bass plc................................      1,330
  265,000  Christian Salvesen plc..................      1,129
  200,000  Forte plc...............................        752
  196,000  Hillsdown Holdings plc..................        550
  219,726  John Mowlem & Co. plc...................        348
   80,000  Kwik Save Group plc.....................        689
  180,000  Matthew (Bernard) plc...................        322
   49,900  McAlpine (Alfred) plc...................        134
 +653,333  Pentos plc..............................        148
   93,333  Perry Group plc.........................        235
  257,157  Pilkington plc..........................        669
   60,674  Rolls-Royce plc.........................        171
  130,000  Tate & Lyle plc.........................        861
   52,000  Unilever plc............................        943
 +260,200  Wembley plc.............................         20
                                                     ---------
                                                        10,011
                                                     ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE GLOBAL EQUITY PORTFOLIO (CONT).
--------------------------------------------------------------
                                                       VALUE
SHARES                                                 (000)
--------------------------------------------------------------
UNITED STATES (36.2%)
  +89,000  Addington Resources, Inc................  $     868
   10,500  Aluminum Company of America.............        910
   30,000  American Pacific Corp...................        210
   43,800  American Premier Underwriters, Inc......      1,133
   17,050  AMR Corp................................        908
   59,975  Aviall, Inc.............................        457
   50,500  Beazer Homes USA, Inc...................        587
    7,900  Boise Cascade Corp......................        211
   23,000  Brooklyn Bancorp, Inc...................        696
 +150,000  Cadiz Land Co., Inc.....................        778
   48,100  Comsat Corp.............................        896
  +44,500  Cray Research, Inc......................        701
  +60,000  Data General Corp.......................        600
 +110,000  Egghead, Inc............................      1,292
   48,100  Enhance Financial Services Group,
             Inc...................................        823
   24,000  Gap, Inc................................        732
 +110,000  GenRad, Inc.............................        591
   16,000  Georgia Pacific Corp....................      1,144
   31,200  GFC Financial Corp......................        991
  +20,100  Hartmarx Corp...........................        118
   50,000  Johnstown America Industries, Inc.......        819
  +31,000  Kaiser Steel Resources, Inc.............        194
   31,500  Mellon Bank Corp........................        965
  +65,000  Mercer International, Inc...............        886
   42,500  Midlantic Corp..........................      1,126
   21,600  MMI Cos., Inc...........................        343
   20,600  National Gypsum Co......................        839
  +20,000  Pacific Bank N.A. (New).................        255
   15,000  Paco Pharmaceutical Services, Inc.......        131
   20,000  Philip Morris Cos., Inc.................      1,150
   12,000  Prime Retail, Inc.......................        159
  +32,000  Rohr, Inc...............................        332
   35,000  Ryder Systems, Inc......................        770
   52,000  Sierra Tucson Cos., Inc.................        149
   25,000  Sun Co., Inc............................        719
  +20,000  Sun Microsystems, Inc...................        710
  +25,000  Team, Inc...............................         47
   13,100  Tecumseh Products Co., Class A..........        589
  +98,400  Unionfed Financial Corp. (New)..........         43
   29,200  US Shoe Corp............................        548
  +20,000  UST Corp................................        205
   55,000  Waban, Inc..............................        976
 +270,000  WorldCorp, Inc..........................      1,958
                                                     ---------
                                                        28,559
                                                     ---------
TOTAL COMMON STOCKS (Cost $77,013).................     78,569
                                                     ---------
CONVERTIBLE PREFERRED SECURITIES (0.0%)
HONG KONG (0.0%)
   21,000  Jardine Strategic Holdings, Inc. IDR,
             7.50%, 5/07/97........................         26
                                                     ---------
NETHERLANDS (0.0%)
      293  ABN Amro Holdings N.V...................          1
                                                     ---------
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $23)..         27
                                                     ---------

   NO. OF                                               VALUE
  WARRANTS                                              (000)
------------------------------------------------------------
WARRANTS (0.0%)
NETHERLANDS (0.0%)
       3,024  Internationale Nederlanden Groep N.V.
                expiring 3/15/01....................  $       6
                                                      ---------
SWITZERLAND (0.0%)
         500  Forbo Holdings (Registered), expiring
                11/1/95.............................          1
       1,250  Grands Magasins Jelmoli (Bearer),
                expiring 3/29/96....................          2
         450  Grands Magasins Jelmoli (Registered),
                expiring 3/29/96....................          1
                                                      ---------
                                                              4
                                                      ---------
TOTAL WARRANTS (Cost $2)............................         10
                                                      ---------
TOTAL FOREIGN & US SECURITIES (99.6%) (Cost $77,038).    78,606
                                                      ---------


    FACE
   AMOUNT
   (000)
------------
SHORT-TERM INVESTMENT (2.5%)
REPURCHASE AGREEMENT (2.5%)
$      2,008  U.S. Trust 5.50% dated 12/30/94, due
                1/03/95 to be repurchased at $2,009,
                collateralized by $2,085 United
                States Treasury Notes, 3.875%, due
                3/31/95, valued at $2,077 (Cost
                $2,008).............................      2,008
                                                      ---------
FOREIGN CURRENCY (0.1%)
  BF     401  Belgian Franc.........................         13
  L       15  British Pound.........................         23
  Y    1,138  Japanese Yen..........................         11
                                                      ---------
TOTAL FOREIGN CURRENCY (Cost $47)...................         47
                                                      ---------
TOTAL INVESTMENTS (102.2%) (Cost $79,093)...........     80,661
                                                      ---------
OTHER ASSETS (0.3%)
  Cash....................................  $       3
  Dividends Receivable....................        167
  Foreign Withholding Tax Reclaim
   Receivable.............................         35
  Other...................................          6        211
                                            ---------
LIABILITIES (-2.5%)
  Payable for Investments Purchased.......     (1,751)
  Investment Advisory Fees Payable........       (115)
  Administrative Fees Payable.............        (10)
  Custodian Fees Payable..................         (8)
  Unrealized Loss on Forward Foreign
   Currency Contract......................         (2)
  Directors' Fees & Expenses..............         (1)
  Other Liabilities.......................        (50)    (1,937)
                                             ---------  ---------
NET ASSETS (100%).........................              $  78,935
                                                        ---------
                                                        ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 5,889,277 outstanding $.001 par value
  shares (authorized 500,000,000 shares).............     $13.40
                                                          ------
                                                          ------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE GLOBAL EQUITY PORTFOLIO (CONT).
------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is to receive foreign currency in exchange for US dollars as indicated below:



                                           IN
CURRENCY TO                             EXCHANGE                  UNREALIZED
  DELIVER       VALUE     SETTLEMENT      FOR         VALUE          LOSS
   (000)        (000)        DATE        (000)        (000)          (000)
-----------     -----     -----------  ----------     -----     ---------------
   $136       $     136      1/03/95    A$   173    $     134      $      (2)
                  -----                                 -----             --
                  -----                                 -----             --

------------------------------------------------------------
+   -- Non-income producing securities
IDR -- International Depositary Receipt
NCS -- Non Convertible Shares
A$ -- Australian Dollar
------------------------------------------------------------



         SUMMARY OF FOREIGN & US SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)



                                          VALUE     PERCENT OF
INDUSTRY                                  (000)     NET ASSETS
------------------------------------------------------------
Capital Equipment.....................  $  15,004         19.0%
Consumer Goods........................     11,592         14.7
Energy................................      4,143          5.2
Finance...............................     18,120         23.0
Materials.............................      7,258          9.2
Multi-Industry........................      4,601          5.8
Services..............................     17,888         22.7
                                        ---------      -----
                                        $  78,606         99.6%
                                        ---------      -----
                                        ---------      -----



The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE GOLD PORTFOLIO
--------------------------------------------------------------
                                                       VALUE
SHARES                                                 (000)
--------------------------------------------------------------
COMMON STOCKS (91.0%)
AUSTRALIA (15.9%)
  200,000  Acacia Resources Ltd....................  $     365
  500,000  Central Norseman Gold Corporation
             Ltd...................................        310
 +418,000  Delta Gold N.L..........................        914
  462,100  Gold Mines of Kalgoorlie Ltd............        358
  390,000  Great Central Mines N.L.................        832
   25,000  Great Central Mines N.L. ADR............        150
  321,000  Newcrest Mining Ltd.....................      1,431
 +500,000  Wiluna Mines Ltd........................        446
                                                     ---------
                                                         4,806
                                                     ---------
CANADA (41.3%)
   98,047  American Barrick Resources Corp.........      2,182
  230,400  Bema Gold Corp..........................        411
  +25,000  BGR Precious Metals, Inc., Class A......        250
  100,000  Bolivar Goldfields Ltd..................        168
   60,000  Cambior, Inc............................        690
 +500,000  Campbell Resources, Inc.................        267
 +105,800  Dakota Mining Corp......................        145
  102,500  Echo Bay Mines Ltd......................      1,090
  126,700  Goldcorp., Inc., Class A................        711
  131,300  Hemlo Gold Mines, Inc...................      1,329
   45,500  Kinross Gold Corp.......................        235
  351,500  Miramar Mining..........................      1,504
   56,946  Placer Dome, Inc........................      1,239
  +80,600  Prime Resource Group, Inc...............        582
  367,814  Royal Oak Mines, Inc....................      1,195
  +75,000  TVX Gold, Inc...........................        508
                                                     ---------
                                                        12,506
                                                     ---------
UNITED STATES (33.8%)
  +86,200  Amax Gold, Inc..........................        517
   52,314  Battle Mountain Gold Co.................        575
  125,000  Freeport McMoran, Inc...................      2,219
    2,266  Freeport McMoran Copper & Gold, Inc.,
             Class A...............................         49
   97,400  Gold Reserve Corp.......................        823
  +45,950  Helca Mining Co.........................        465
   72,700  Homestake Mining Co.....................      1,245
   63,800  Newmont Gold Co.........................      2,273
   10,000  Newmont Mining Corp.....................        360
  +35,985  Pegasus Gold, Inc.......................        409
  100,000  Santa Fe Pacific Gold Corp..............      1,288
                                                     ---------
                                                        10,223
                                                     ---------
TOTAL COMMON STOCKS (Cost $30,257).................     27,535
                                                     ---------
 NO. OF
WARRANTS
---------
WARRANTS (0.1%)
UNITED STATES (0.1%)
      25,000  Gold Reserve Corp., expiring 3/15/95
                (Cost $0)...........................         18
                                                      ---------

  FACE                                                 VALUE
 AMOUNT                                                (000)
------------------------------------------------------------
CONVERTIBLE BONDS (1.9%)
CANADA (1.3%)
+++**$400  Bema Gold Corp. 7.50%, 9/28/99..........  $     404
                                                     ---------
UNITED STATES (0.6%)
      250  Canyon Resources 6.00%, 6/01/98.........        177
                                                     ---------
TOTAL CONVERTIBLE BONDS (Cost $686)................        581
                                                     ---------
TOTAL FOREIGN & US SECURITIES (93.0%) (Cost
$30,943)...........................................     28,134
                                                     ---------


SHORT-TERM INVESTMENT (8.4%)
REPURCHASE AGREEMENT (8.4%)
    2,540  U.S. Trust 5.50%, dated 12/30/94, due
             1/03/95 to be repurchased at $2,541,
             collateralized by $2,640 United States
             Treasury Notes, 3.875%, due 3/31/95,
             valued at $2,629 (Cost $2,540)........      2,540
                                                     ---------
TOTAL INVESTMENTS (101.4%) (Cost $33,483)..........     30,674
                                                     ---------
OTHER ASSETS (0.1%)
  Interest Receivable......................  $     10
  Other....................................         1       11
                                             --------
LIABILITIES (-1.5%)
  Payable for Investments Purchased........      (317)
  Payable for Portfolio Shares Redeemed....       (40)
  Investment Sub-Advisory Fees Payable.....       (29)
  Investment Advisory Fees Payable.........       (14)
  Administrative Fees Payable..............        (4)
  Custodian Fees Payable...................        (3)
  Directors' Fees & Expenses...............        (1)
  Other Liabilities........................       (34)    (442)
                                             --------- --------
NET ASSETS (100%).........................             $ 30,243
                                                       --------
                                                       --------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 3,313,487 outstanding $.001 par value
  shares (authorized 500,000,000 shares)......... .      $9.13
------------------------------------------------------------
+   -- Non-income producing securities
+++ -- Security is subject to delayed delivery -- See Note A-6 ** -- Security is valued at fair value -- See Note A-1
ADR -- American Depositary Receipt
------------------------------------------------------------

         SUMMARY OF FOREIGN & US SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                          VALUE     PERCENT OF
INDUSTRY                                   (000)     NET ASSETS
-----------------------------------------------------------------
Gold Mines.............................  $  28,134        93.0%
                                           ---------       ---
                                           ---------       ---

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GOLD PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
----------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
----------------------------------------------------------
THE INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------
                                                    VALUE
SHARES                                              (000)
----------------------------------------------------------
COMMON STOCKS (88.3%)
AUSTRALIA (4.0%)
  3,000,000  Brambles Industries Ltd...........  $  28,664
  3,000,000  CSR Ltd...........................     10,354
 +1,500,000  McPhersons Ltd....................        256
  3,934,882  Westpac Banking Corp..............     13,244
                                                 ---------
                                                    52,518
                                                 ---------
BELGIUM (1.7%)
    +63,700  Arbed S.A.........................      9,552
    155,500  Delhaize Freres et Cie, 'Le Lion',
               S.A.............................      6,316
    160,000  G.I.B. Holdings, Ltd..............      6,317
      2,156  G.I.B. Holdings, Ltd. (New).......         84
                                                 ---------
                                                    22,269
                                                 ---------
CANADA (0.4%)
   +273,000  Cominco Ltd.......................      4,842
                                                 ---------
DENMARK (1.1%)
    236,000  Danisco...........................      8,422
   +140,000  Unidanmark A/S, Class A
               (Registered)....................      5,387
                                                 ---------
                                                    13,809
                                                 ---------
FINLAND (1.5%)
    350,000  Huhtamaki Oy, Series 1............     11,603
   +361,000  Kansallis-Osake Pankki............        422
    721,000  Pohjola Insurance Co., Ltd., Class
               B...............................      7,856
                                                 ---------
                                                    19,881
                                                 ---------
FRANCE (5.6%)
      7,200  Bongrain S.A......................      3,804
    111,560  Cie de Saint Gobain...............     12,834
   +148,000  Credit Lyonnais CDI...............     12,256
    186,724  Elf Aquitaine.....................     13,150
     25,800  Salomon S.A., Series A............     10,320
   +242,500  Thomson CSF.......................      7,260
    224,170  Total S.A., Class B...............     13,028
                                                 ---------
                                                    72,652
                                                 ---------


GERMANY (10.3%)
    110,000  BASF AG...........................     22,392
    105,000  Bayer AG..........................     24,337
    105,000  Bremer Vulkan Verbund AG..........      6,453
     46,200  Commerzbank AG....................      9,739
     16,700  Hoechst AG........................      3,520
     55,000  Karstadt AG.......................     20,063
     73,125  Mannesmann AG.....................     19,828
    +17,030  Varta AG..........................      3,189
     75,000  Veba AG...........................     25,993
                                                 ---------
                                                   135,514
                                                 ---------
HONG KONG (1.9%)
     90,600  China Light & Power Co. Ltd.......        427
  7,300,000  Jardine Strategic Holdings,
               Inc.............................     23,964
                                                 ---------
                                                    24,391
                                                 ---------

ITALY (3.3%)
  2,910,000  Olivetti Di Risp (NCS)............  $   2,781
  2,568,000  SME Meridonale....................      6,329
  9,000,000  Stet Di Risp (NCS)................     21,348
  4,720,000  Telecom Italia S.p.A..............     12,287
                                                 ---------
                                                    42,745
                                                 ---------
JAPAN (18.4%)
    470,000  Aisin Seiki Co., Ltd..............      6,559
    800,000  Canon, Inc........................     13,574
  1,259,000  Daibiru Corp......................     13,272
      2,700  East Japan Railway Co.............     13,500
  1,650,000  Fuji Photo Film, Ltd..............     38,268
  1,700,000  Hitachi Ltd.......................     16,880
  1,180,000  Kao Corp..........................     13,388
    600,000  Kirin Brewery Co., Ltd............      6,687
  1,440,000  Matsushita Electric Industries
               Ltd.............................     23,711
     81,400  Murata Manufacturing Co., Ltd.....      3,146
  2,302,000  Nichido Fire & Marine Insurance
               Co..............................     19,946
        660  Nippon Telegraph & Telephone
               Corp............................      5,838
    290,000  Sony Corp.........................     16,451
    672,000  Stanley Electric Co...............      5,074
  1,946,700  Sumitomo Rubber Industries........     18,900
    165,000  TDK Corp..........................      8,002
    500,000  Toyo Seikan Kaisha................     16,667
                                                 ---------
                                                   239,863
                                                 ---------
NETHERLANDS (11.8%)
    769,281  ABN Amro Holdings N.V.............     26,739
    112,500  Akzo Nobel N.V....................     12,996
     79,082  Hollandsche Beton Groep N.V.......     12,227
    629,362  Internationale Nederlanden Groep
               N.V.............................     29,748
    247,500  Koninklijke Bijenkorf Beheer
               N.V.............................     13,981
   +153,050  Nedlloyd Groep N.V................      5,020
    256,600  Oce-Van Der Grinten N.V...........     11,493
  1,122,000  Philips Electronics N.V...........     33,244
     61,200  Randstad Holdings N.V.............      3,313
      8,915  Unilever N.V......................      1,043
     30,500  Unilever N.V. (Certificate).......      3,585
                                                 ---------
                                                   153,389
                                                 ---------
NEW ZEALAND (0.5%)
  2,098,671  Fisher & Paykel Industries Ltd....      6,113
    392,500  Smith City Group Ltd..............         --
                                                 ---------
                                                     6,113
                                                 ---------


NORWAY (1.4%)
 +2,265,000  Den Norske Bank A/S, Class A
               Free............................      6,065
    600,000  Hafslund Nycomed, Class B.........     12,605
                                                 ---------
                                                    18,670
                                                 ---------
SINGAPORE (0.3%)
  3,265,000  Neptune Orient Lines Ltd.
               (Foreign).......................      4,480
                                                 ---------
SPAIN (2.8%)
    404,600  Banco Espana de Credito S.A.......      2,843
    202,300  Banco Espana de Credito S.A.
               (New)...........................      1,422

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
----------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
----------------------------------------------------------
THE INTERNATIONAL EQUITY PORTFOLIO (CONT.)
----------------------------------------------------------
                                                   VALUE
SHARES                                             (000)
----------------------------------------------------------
SPAIN (CONT.)
   +297,500  Grupo Duro Felguera S.A...........  $   1,379
    889,500  Iberdrola SA......................      5,487
    294,000  Sevillana de Electricidad S.A.....      1,389
  2,000,000  Telefonica Nacional de Espana
               S.A.............................     23,628
                                                 ---------
                                                    36,148
                                                 ---------
SWEDEN (2.1%)
 +2,251,800  Skandinaviska Enskilda Banken,
               Class A.........................     12,879
   +473,000  S.K.F. AB, Class B................      7,798
    401,200  Svenska Cellulosa AB, Class B.....      6,290
                                                 ---------
                                                    26,967
                                                 ---------
SWITZERLAND (7.9%)
     29,583  Alusuisse-Lonza Holdings Ltd.
               (Registered)....................     14,808
      2,605  Ascom Holdings AG (Bearer)........      2,767
     25,000  Ciba-Geigy AG (Registered)........     14,922
      8,000  Forbo Holdings AG (Registered)....      6,725
      1,650  Grands Magasins Jelmoli
               (Bearer)........................        921
     19,585  Grands Magasins Jelmoli
               (Registered)....................      2,006
     33,210  Holderbank Glarus (Bearer)........     25,152
     27,740  Moevenpick Holding AG
               (Participating Certificates)....     10,494
      7,620  Nestle S.A. (Registered)..........      7,262
     31,500  SwissAir (Registered).............     18,536
                                                 ---------
                                                   103,593
                                                 ---------
UNITED KINGDOM (13.3%)
  8,103,000  ASDA Group plc....................      8,568
  1,065,000  Associated British Foods plc......      9,409
 +1,360,104  Automated Security Holdings plc...      1,385
  2,028,870  Barclays plc......................     19,403
  1,820,000  Bass plc..........................     14,668
  1,236,785  BOC Group plc.....................     13,639
    786,436  British Aerospace plc.............      5,267
  1,992,000  Christian Salvesen plc............      8,488
  2,748,221  Forte plc.........................     10,332
  1,675,000  Grand Metropolitan plc............     10,679
  3,440,000  Hillsdown Holdings plc............      9,646
  4,841,985  John Mowlem & Co. plc.............      7,661
    229,723  Kleinwort Benson plc..............      1,990
  1,100,000  Kwik Save Group plc...............      9,477
    943,000  McAlpine (Alfred) plc.............      2,526
  1,871,543  Pilkington plc....................      4,867
    290,500  Reckitt & Colman plc..............      2,671
  2,074,588  Rolls-Royce plc...................      5,834
  3,345,205  Royal Insurance Holdings plc......     14,620
    755,000  Unilever plc......................     13,696
                                                 ---------
                                                   174,826
                                                 ---------
TOTAL COMMON STOCKS (Cost $932,804)............  1,152,670
                                                 ---------
PREFERRED STOCKS (4.2%)
GERMANY (4.2%)
     32,750  Fag Kugelficsher AG...............  $   4,757
    100,000  RWE AG............................     22,597
     29,525  Spar Handels AG...................      6,195
    100,000  Volkswagen AG.....................     21,983
                                                 ---------
TOTAL PREFERRED STOCKS (Cost $47,077)..........     55,532
                                                 ---------
CONVERTIBLE PREFERRED SECURITIES (0.3%)
HONG KONG (0.3%)
  1,863,000  Jardine Strategic Holdings, Inc.
               IDR, 7.50%, 5/07/97.............      2,268
                                                 ---------
NETHERLANDS (0.0%)
      1,506  ABN Amro Holdings N.V.............          6
      2,196  International Nederlanden Groep
               N.V.............................          9
                                                 ---------
                                                        15
                                                 ---------
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost
$1,923)........................................      2,283
                                                 ---------
CUMULATIVE UNSECURED LOAN STOCK (0.4%)
UNITED KINGDOM (0.4%)
    863,500  Reckitt & Colman plc (Cost
               $4,717).........................      4,586
                                                 ---------

  NO. OF
  RIGHTS
-----------
RIGHTS (0.0%)
FINLAND (0.0%)
    361,000  Kansallis-Osake Pankki (Cost
               $0).............................        179
                                                 ---------

  NO. OF
 WARRANTS
-----------
WARRANTS (0.0%)
SWITZERLAND (0.0%)
        120  Ciba-Geigy AG, expiring 6/06/95...         --
      7,280  Forbo Holding AG (Registered),
               expiring 11/01/95...............         18
                                                 ---------
TOTAL WARRANTS (Cost $1).......................
                                                        18
                                                 ---------
TOTAL FOREIGN SECURITIES (93.2%) (Cost
$986,522)......................................  1,215,268
                                                 ---------
    FACE
   AMOUNT
   (000)
------------
SHORT-TERM INVESTMENTS (7.1%)
US GOVERNMENT AND AGENCY OBLIGATIONS (3.4%)
$     20,000  US Treasury Bill, 1/19/95..........     19,950
      25,000  Federal Farm Credit Bank, Discount
                Note, 5.95%, 1/03/95.............     24,985
                                                   ---------
                                                      44,935
                                                   ---------
REPURCHASE AGREEMENT (3.7%)
      47,996  Goldman Sachs, 5.30%, dated
                12/30/94, due 1/03/95, to be
                repurchased at $48,010,
                collateralized by $48,530 United
                States Treasury Notes, 7.875%,
                due 11/15/99, valued at
                $49,074..........................     47,996
                                                   ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $92,938)......     92,931
                                                   ---------
The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE INTERNATIONAL EQUITY PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
   (000)                                             (000)
------------------------------------------------------------
FOREIGN CURRENCY (0.2%)
A$           2   Australian Dollar................  $        2
L          359   British Pound....................         562
C$       1,156   Canadian Dollar..................         824
DK       2,156   Danish Krone.....................         355
DM         591   Deutsche Mark....................         382
Y      110,270   Japanese Yen.....................       1,107
NG          18   Netherlands Guilder..............          11
NZ$          1   New Zealand Dollar...............          --
                                                       -------

TOTAL FOREIGN CURRENCY (Cost $3,219)..............       3,243
                                                     ---------
TOTAL INVESTMENTS (100.5%)
  (Cost $1,082,679)...............................   1,311,442
                                                     ---------
OTHER ASSETS (0.5%)
  Cash..................................  $      17
  Dividends Receivable..................      2,529
  Receivable for Investments Sold.......      1,695
  Receivable for Portfolio Shares
   Sold.................................      1,458
  Foreign Withholding Tax Reclaim
   Receivable...........................      1,095
  Interest Receivable...................         14
  Other.................................        125      6,933
                                          ---------
LIABILITIES (-1.0%)
  Payable for Investments Purchased.....     (7,437)
  Net Unrealized Loss on Forward Foreign
   Currency Contracts...................     (2,962)
  Investment Advisory Fees Payable......     (2,434)
  Payable for Portfolio Shares
   Redeemed.............................       (334)
  Administrative Fees Payable...........       (170)
  Custodian Fees Payable................        (85)
  Directors' Fees & Expenses............         (1)
  Other Liabilities.....................       (182)   (13,605)
                                          ---------  ---------
NET ASSETS (100%).................................. $1,304,770
                                                     ---------
                                                     ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 85,070,714 outstanding $.001 par
  value shares (authorized 500,000,000 shares).....     $15.34
                                                     ---------
                                                     ---------
------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars or foreign currency as indicated below:

                                           IN                       NET
 CURRENCY TO                            EXCHANGE                UNREALIZED
   DELIVER        VALUE    SETTLEMENT       FOR        VALUE     GAIN (LOSS)
    (000)         (000)       DATE         (000)       (000)        (000)
-------------   ---------  -----------  -----------  ---------  -------------
C$      1,156   $     824     1/03/95   $       823  $     823    $      (1)
$         663         663     1/03/95   Y    66,214        664            1
DM        590         381     1/03/95   $       381        381           --
$         454         454     1/03/95   SK    3,389        456            2
L       3,407       5,333     1/18/95   $     5,000      5,000         (333)
C$     80,352      57,254     3/01/95   Y 5,750,000     58,170          916
Y   5,750,000      58,170     3/01/95   C$   75,648     53,902       (4,268)
SP  4,100,000      30,860     6/01/95   $    31,079     31,079          219
DM     40,000      26,096     8/09/95   $    25,252     25,252         (844)
Y   6,115,000      63,832     9/27/95   $    64,627     64,627          795
CHF    66,500      52,128    11/14/95   $    52,749     52,749          621
FF    206,000      38,811    11/20/95   $    38,741     38,741          (70)
                ---------                            ---------  -------------
                $ 334,806                            $ 331,844    $  (2,962)
                ---------                            ---------  -------------
                ---------                            ---------  -------------
------------------------------------------------------------
+   -- Non-income producing securities
IDR -- International Depositary Receipt
NCS -- Non Convertible Shares
L   -- British Pound
C$  -- Canadian Dollar
DM  -- Deutsche Mark
FF  -- French Franc
SP  -- Spanish Peseta
SK  -- Swedish Krona
CHF -- Swiss Franc
Y   -- Japanese Yen

The interest rate disclosed for the Federal Farm Credit Bank Discount Note represents effective yield.
------------------------------------------------------------


            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)

                                      VALUE       PERCENT OF
INDUSTRY                              (000)       NET ASSETS
----------------------------------------------------------------
Capital Equipment.................  $ 232,575          17.8%
Consumer Goods....................    242,951          18.6
Energy............................     59,475           4.6
Finance...........................    224,292          17.2
Materials.........................    214,019          16.4
Multi-Industry....................     41,254           3.2
Services..........................    200,702          15.4
                                    ---------           ---
                                    $1,215,268         93.2%
                                    ---------           ---
                                    ---------           ---

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO
------------------------------------------------------------
                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------
COMMON STOCKS (96.0%)
AUSTRALIA (10.7%)
   990,079  Bains Harding Ltd....................  $     560
 2,430,385  BRL Hardy Ltd........................      2,903
   140,833  BRL Hardy Ltd. (New).................         57
 2,106,000  Burswood Property Trust..............      2,156
 2,351,732  Country Road Ltd.....................      2,152
+3,099,000  McPhersons Ltd.......................        529
 1,096,000  Palmer Tube Mills Ltd................        867
 5,138,265  Parbury Ltd..........................      2,590
 1,249,957  S.E.A.S. Sapfor Ltd..................      4,120
 1,527,800  Solution 6 Holdings Ltd..............      1,126
                                                   ---------
                                                      17,060
                                                   ---------
DENMARK (1.2%)
    53,900  SYD-Sonderjylland Holdings...........      1,861
                                                   ---------
FINLAND (2.5%)
    85,500  Amer-Yhtymae Oy, Class A.............      1,480
   180,000  Hartwall Oy, Class A.................      2,547
                                                   ---------
                                                       4,027
                                                   ---------
FRANCE (9.3%)
    29,400  Dauphin O.T.A........................      1,763
     5,400  De Dietrich et Compagnie.............      2,893
     4,980  Galeries Layfayette..................      2,137
   +39,000  Legris Industries S.A................      2,400
    24,500  Precision Mecaniques Labinal S.A.....      3,121
    61,700  Sediver S.A..........................      2,543
                                                   ---------
                                                      14,857
                                                   ---------
GERMANY (6.5%)
    11,345  Duerr Beteiligungs AG................      4,285
    10,688  Sinn AG..............................      2,291
   +15,880  Varta AG.............................      2,973
     2,210  Vossloh AG...........................        799
                                                   ---------
                                                      10,348
                                                   ---------
HONG KONG (1.0%)
 5,200,000  Pico Far East Holdings Ltd...........        564
 5,000,000  Tungtex Holdings Co., Ltd............        582
 1,218,000  Vitasoy International Holdings
              Ltd................................        421
                                                   ---------
                                                       1,567
                                                   ---------
IRELAND (3.2%)
 1,042,003  Anglo Irish Bank Corp. plc (Irish
              Pound Shares)......................        886
   275,110  Arnotts plc..........................        957
   990,000  Avonmore Foods plc, Class A..........      1,882
   687,000  Green Property plc...................      1,413
                                                   ---------
                                                       5,138
                                                   ---------
ITALY (1.7%)
    34,200  Pininfarina S.p.A....................        367
    30,000  Safilo S.p.A.........................        187
   444,000  Unicem Di Risp (NCS).................      1,507
    30,000  Vincenzo Zucchi S.p.A................        161
   212,500  Vincenzo Zucchi S.p.A. (NCS).........  $     577
                                                   ---------
                                                       2,799
                                                   ---------
JAPAN (11.5%)
    15,000  Daikin Manufacturing Ltd.............        316
   231,000  Foster Electric Co., Ltd.............      1,749
   707,000  Japan Oil Transportation.............      4,848
   213,000  Japan Vilene Co., Ltd................      1,495
    99,000  Kansei Corp..........................        937
    87,000  Nifco, Inc...........................      1,328
   179,000  Toc Co...............................      3,594
   442,000  Tokai Senko K.K......................      2,751
   170,000  Toyoda Gosei Co......................      1,417
                                                   ---------
                                                      18,435
                                                   ---------
NETHERLANDS (9.7%)
    15,700  Ahrend Groep N.V.....................      1,645
    11,790  Holdingsmij de Telegraaf N.V.........      1,359
    23,000  Hollandsche Beton Groep N.V..........      3,553
    28,885  Industriemij Welna N.V...............        783
    36,200  Konin Nijverdal-Ten Carte N.V........      1,649
   124,600  Koninklijke Van Ommeren N.V..........      3,275
     8,450  Polynorm N.V.........................        830
    44,400  Randstad Holdings N.V................      2,403
                                                   ---------
                                                      15,497
                                                   ---------
NEW ZEALAND (2.5%)
   645,592  Fisher & Paykel Industries Ltd.......      1,881
   359,600  Wilson & Horton Ltd..................      2,060
                                                   ---------
                                                       3,941
                                                   ---------
NORWAY (2.0%)
     9,100  Adelsten, Class B....................      1,548
   228,020  Oceanor..............................        641
    14,350  Simrad A/S Nokio, Class A............        159
    90,000  Simrad A/S Nokio, Class B............        906
                                                   ---------
                                                       3,254
                                                   ---------
SPAIN (4.1%)
   +65,500  Asturiana del Zinc S.A...............        712
    61,693  Bodegas y Bebidas S.A................      1,687
    73,300  Gas y Electricidad S.A...............      3,108
    25,545  Prosegur Comp Securidad S.A..........        485
    40,285  Viscofan Envolturas Celulosicas
              S.A................................        612
                                                   ---------
                                                       6,604
                                                   ---------
SWITZERLAND (14.1%)
     3,385  Bobst AG (Bearer)....................      3,906
     7,060  Elco Looser Holding AG
              (Registered).......................      2,698
       885  Grands Magasins Jelmoli (Bearer).....        494
     3,800  Hero AG..............................      1,844
       995  Kuoni Riesebuero AG (Participating
              Certificates)......................      1,285
     5,424  Magazine Globus (Participating
              Certificates)......................      3,245
     5,850  Porst Holding AG (Bearer)............        975
       590  Schweizerische Industrie-Gesellschaft
              Holdings (Bearer)..................      1,118

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO (CONT.)
------------------------------------------------------------------------------
                                                     VALUE
SHARES                                               (000)
------------------------------------------------------------------------------
SWITZERLAND (CONT.)
     4,140  Schweizerische Industrie-Gesellschaft
              Holdings (Registered)..............  $   3,797
    +4,775  Zellweger Uster AG (Bearer)..........      3,284
                                                   ---------
                                                      22,646
                                                   ---------
UNITED KINGDOM (16.0%)
 3,500,000  Anglo Irish Bank Corp. plc (British
              Pound Shares)......................      2,961
   392,000  Asprey plc...........................        854
+1,449,216  Blagden Industries plc...............      2,338
   212,000  Bluebird Toys plc....................        760
   447,000  Burtonwood Brewery plc...............      1,232
 3,790,000  Casket plc...........................      1,544
   214,300  Church & Co. plc.....................      1,611
   162,120  Davis Service Group plc..............        610
+3,045,850  Donelon Tyson plc....................        573
   952,000  GEI International plc................      1,148
   212,000  Hadleigh Industries Group plc........        442
   390,000  Hornby Group plc.....................        819
   877,294  John Mowlem & Co. plc................      1,388
   206,335  Mallett plc..........................        272
   854,805  Matthew (Bernard) plc................      1,527
    98,000  Moss Bros. Group plc.................        520
    32,000  Nurdin & Peacock plc.................         82
   117,905  Partridge Fine Arts plc..............        144
+2,659,393  Pentos plc...........................        604
   345,526  Perry Group plc......................        871
 3,120,000  Shandwick plc........................      1,979
   691,000  Sketchley plc........................      1,007
 1,370,000  The 600 Group plc....................      1,717
   418,735  Waterman Partnership Holdings plc....        354
+1,497,300  Wembley plc..........................        117
   804,695  YRM plc..............................        214
                                                   ---------
                                                      25,688
                                                   ---------
TOTAL COMMON STOCKS (Cost $155,094)..............    153,722
                                                   ---------
PREFERRED STOCKS (1.7%)
GERMANY (1.7%)
     1,385  Jil Sander AG........................        791
     7,745  Shaerf AG............................      1,925
                                                   ---------
TOTAL PREFERRED STOCKS (Cost $2,710).............      2,716
                                                   ---------
  NO. OF
  RIGHTS
----------
RIGHTS (0.0%)
SPAIN (0.0%)
  **61,693  Bodegas y Bebidas S.A., expiring
              1/24/95 (Cost $0)..................          7
                                                   ---------
  NO. OF
 WARRANTS
----------
WARRANTS (0.0%)
HONG KONG (0.0%)
   452,000  Pico Far East Holdings Ltd, expiring
              4/30/96 (Cost $0)..................          6
                                                   ---------

   FACE
  AMOUNT                                             VALUE
  (000)                                              (000)
------------------------------------------------------------
CONVERTIBLE DEBENTURES (0.2%)
ITALY (0.2%)
IL 518,000  Mediobanca S.p.A. 5.50%, 1/01/00
              (Cost $328)........................  $     275
                                                   ---------
TOTAL FOREIGN SECURITIES (97.9%) (Cost
$158,132)........................................    156,726
                                                   ---------
SHORT-TERM INVESTMENT (2.3%)
REPURCHASE AGREEMENT (2.3%)
$    3,725  U.S. Trust 5.50%, dated 12/30/94, due
              1/03/95, to be repurchased at
              $3,727, collateralized by $3,875
              United States Treasury Notes,
              3.875%, due 4/30/95, valued at
              $3,845 (Cost $3,725)...............      3,725
                                                   ---------
FOREIGN CURRENCY (0.2%)
 L     140  British Pound........................        220
 Y       3  Japanese Yen.........................         --
 CHF    85  Swiss Franc..........................         65
                                                   ---------
TOTAL FOREIGN CURRENCY (Cost $285)...............        285
                                                   ---------
TOTAL INVESTMENTS (100.4%) (Cost $162,142).......    160,736
                                                   ---------


OTHER ASSETS (0.2%)
  Dividends Receivable...................  $  156
  Foreign Withholding Tax Reclaim
   Receivable............................     109
  Interest Receivable....................       9
  Receivable for Portfolio Shares Sold...       3
  Other..................................      13        290
                                           ------
LIABILITIES (-0.6%)
  Investment Advisory Fees Payable.......   (302)
  Payable for Investments Purchased.....    (285)
  Net Unrealized Loss on Forward Foreign
   Currency Contracts...................    (139)
  Bank Overdraft........................     (86)
  Custodian Fees Payable................     (21)
  Administrative Fees Payable...........     (20)
  Directors' Fees & Expenses............      (1)
  Other Liabilities.....................     (71)      (925)
                                         -------  ---------
NET ASSETS (100%).......................          $ 160,101
                                                  ---------
                                                  ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 10,566,294 outstanding $.001 par
  value shares (authorized 500,000,000 shares)...... $15.15
                                                  ---------
                                                  ---------


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO (CONT.)
------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars or foreign currency as indicated below:



                                         IN                      NET
CURRENCY TO                           EXCHANGE               UNREALIZED
  DELIVER       VALUE    SETTLEMENT      FOR       VALUE     GAIN (LOSS)
   (000)        (000)       DATE        (000)      (000)        (000)
------------  ---------  -----------  ---------  ---------  -------------
   Y 400,000  $   4,047     3/01/95    C$ 5,262  $   3,750    $    (297)
   C$  5,590      3,983     3/01/95    Y400,000      4,047           64
   Y 725,000      7,568     9/27/95    $  7,662      7,662           94
              ---------                          ---------        -----
              $  15,598                          $  15,459    $    (139)
              ---------                          ---------        -----
              ---------                          ---------        -----

------------------------------------------------------------
+   -- Non-income producing securities
**  -- Security is valued at fair value -- See Note A-1
NCS -- Non Convertible Shares
C$ -- Canadian Dollar
IL  -- Italian Lira
Y  -- Japanese Yen
------------------------------------------------------------


            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                  (UNAUDITED)



                                                VALUE     PERCENT OF
INDUSTRY                                        (000)     NET ASSETS
----------------------------------------------------------------------
Capital Equipment...........................  $  41,203        25.7%
Consumer Goods..............................     32,010        20.0
Energy......................................      3,819         2.4
Finance.....................................     13,368         8.4
Materials...................................     20,684        12.9
Multi-Industry..............................      3,094         1.9
Services....................................     42,548        26.6
                                              ---------       -----
                                              $ 156,726        97.9%
                                              ---------       -----
                                              ---------       -----


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
--------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
--------------------------------------------------------------
THE JAPANESE EQUITY PORTFOLIO
--------------------------------------------------------------
                                                        VALUE
SHARES                                                  (000)
--------------------------------------------------------------
COMMON STOCKS (97.6%)
CAPITAL EQUIPMENT (19.9%)
    80,000  Amada Co., Ltd.........................  $   1,004
    40,000  Daifuku................................        675
    91,000  Daikin Industries Ltd..................        808
    31,000  Fuji Machine Manufacturing Co..........      1,021
   100,000  Kyudenko Co., Ltd......................      1,255
   100,000  Matsui Construction....................        859
   120,000  Mitsubishi Heavy Industries Ltd........        916
    56,000  Nifco, Inc.............................        855
    80,000  Ricoh Co., Ltd.........................        795
   100,000  Taisei Corp., Ltd......................        620
   111,000  Teijin Seiki Co., Ltd..................        641
   100,000  Tsubakimoto Chain......................        542
                                                     ---------
                                                         9,991
                                                     ---------
CONSUMER GOODS (16.5%)
    40,000  Aoyama Trading Co......................        912
    35,000  Fuji Photo Film Ltd....................        812
    15,000  Ito Yokado Co., Ltd....................        803
   100,000  Japan Vilene Co., Ltd..................        702
    20,000  Nintendo Corp. Ltd.....................      1,082
   150,000  Nissan Motor Co........................      1,239
    25,000  Sankyo Co., Ltd........................        622
   130,000  Suzuki Motor Co., Ltd..................      1,527
    30,000  Yamanouchi Pharmaceutical Co...........        617
                                                     ---------
                                                         8,316
                                                     ---------
ELECTRICAL & ELECTRONICS (24.7%)
    44,000  CMK....................................        826
   170,000  Hitachi Ltd............................      1,688
    12,000  Kyocera Corp...........................        890
   100,000  Matsushita Electric Industries Ltd.....      1,647
    80,000  Mitsumi Electric Co., Ltd..............      1,124
   100,000  NEC Corp...............................      1,145
    34,000  Nitto Denko Corp.......................        539
    16,000  Sony Corp..............................        908
   120,000  Stanley Electric Co....................        906
    27,000  TDK Corp...............................      1,309
   200,000  Toshiba Corp...........................      1,452
                                                     ---------
                                                        12,434
                                                     ---------
FINANCE (13.5%)
    85,000  Daiwa Securities Co., Ltd..............      1,229
    48,000  Keihanshin Real Estate.................        429
    80,000  Mitsubishi Estate Co., Ltd.............        859
    85,000  Nichido Fire & Marine Insurance........        736
    60,000  Nomura Securities Co...................      1,247
    64,000  Sumitomo Corporation's Leasing.........        598
    95,000  Sumitomo Marine & Fire Insurance.......        820
   150,000  Sumitomo Realty & Development..........        889
                                                     ---------
                                                         6,807
                                                     ---------
MATERIALS (9.5%)
    50,000  Asahi Tec Corp.........................        470
   120,000  Kaneka Corp............................        898
   100,000  Kansei Corp............................        947
   100,000  Okura Industrial Co., Ltd..............        813
    98,000  Sekisui Chemical Co....................        974
    20,000  Toyo Seikan Kaisha.....................        667
                                                     ---------
                                                         4,769
                                                     ---------
MULTI-INDUSTRY (1.7%)
    14,000  FamilyMart.............................        864
                                                     ---------
SERVICES (11.8%)
    50,000  Dai Nippon Printing Co., Ltd...........  $     853
    60,000  Inabata & Co...........................        491
    85,000  Nippon Konpo Unyu Soko.................        777
    47,000  Nishio Rent All Co.....................      1,175
    26,000  Sangetsu Co., Ltd......................        783
    16,000  Secom Co., Ltd.........................        996
   130,000  Tokyu Corp.............................        861
                                                     ---------
                                                         5,936
                                                     ---------
TOTAL COMMON STOCKS (Cost $49,593).................     49,117
                                                     ---------


    FACE
   AMOUNT
   (000)
------------
SHORT-TERM INVESTMENTS (2.2%)

REPURCHASE AGREEMENT (1.6%)
$        829  U.S. Trust, 5.50%, dated 12/30/94, due
                1/03/95, to be repurchased at $830,
                collateralized by $865 United States
                Treasury Notes, 3.875%, due,
                3/31/95, valued at $861.............        829
                                                      ---------
TIME DEPOSIT (0.6%)
Y     28,842  Sanwa Bank 2.25%, 1/04/95.............        290
                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,119)..........      1,119
                                                      ---------
FOREIGN CURRENCY (0.2%)
Y     11,560  Japanese Yen (Cost $116)..............        116
                                                      ---------
TOTAL INVESTMENTS (100%) (Cost $50,828).............     50,352
                                                      ---------


OTHER ASSETS (0.6%)
  Unrealized Gain on Forward Foreign
   Currency Contract......................  $     261
  Dividends Receivable....................         14
  Other...................................          5        280
                                            ---------
LIABILITIES (-0.6%)
  Payable for Portfolio Shares Redeemed...       (163)
  Investment Advisory Fees Payable........        (76)
  Administrative Fees Payable.............         (7)
  Custodian Fees Payable..................         (6)
  Directors' Fees & Expenses Payable......         (1)
  Other Liabilities.......................        (47)      (300)
                                            ---------  ---------
NET ASSETS (100%)....................................
                                                       $  50,332
                                                       ---------
                                                       ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
  Applicable to 5,120,660 outstanding $.001 par value
  shares (authorized 500,000,000 shares).............      $9.83
                                                           -----
                                                           -----

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:


 CURRENCY TO                           IN EXCHANGE                UNREALIZED
   DELIVER       VALUE    SETTLEMENT       FOR         VALUE         GAIN
    (000)        (000)       DATE         (000)        (000)         (000)
-------------  ---------  -----------  ------------  ---------  ---------------
Y 1,795,000    $  18,363     5/22/95     $ 18,624    $  18,624     $     261
               ---------               ------------  ---------         -----
               ---------               ------------  ---------         -----

------------------------------------------------------------
Y -- Japanese Yen


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
JAPANESE EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------
                                                                         VALUE
SHARES                                                                   (000)
------------------------------------------------------------------------------
COMMON STOCKS (95.6%)
  CAPITAL GOODS/CONSTRUCTION (0.9%)
    ELECTRICAL EQUIPMENT (0.3%)
   10,000  Molex, Inc., Class A..................  $     310
                                                   ---------
    ENVIRONMENTAL CONTROLS (0.6%)
  +48,000  Western Waste Industries..............        720
                                                   ---------
  TOTAL CAPITAL GOODS/CONSTRUCTION...............      1,030
                                                   ---------
  CONSUMER CYCLICAL (22.9%)
    AUTOMOTIVE (1.6%)
   60,000  Pep Boys-Manny, Moe & Jack............      1,860
                                                   ---------
    BROADCAST-RADIO & TELEVISION (1.3%)
   44,700  Lee Enterprises, Inc..................      1,542
                                                   ---------
    FOOD SERVICE & LODGING (8.1%)
 +100,000  Bertucci's, Inc.......................      1,100
  +59,700  Brinker International, Inc............      1,082
  +80,000  Cheesecake Factory, Inc...............      1,220
   90,000  Cracker Barrel Old Country Store, Inc.      1,642
   48,700  Hospitality Franchise Systems, Inc....      1,291
  +75,000  ShoLodge, Inc.........................      1,594
  +80,000  Sonic Corp............................      1,620
                                                   ---------
                                                       9,549
                                                   ---------
    GAMING & LODGING (0.0%)
    4,740  National Gaming Corp..................         57
                                                   ---------
    PUBLISHING (1.3%)
  +29,700  Scholastic Corp.......................      1,507
                                                   ---------
    RETAIL - GENERAL (10.6%)
  +70,000  Bed, Bath & Beyond, Inc...............      2,100
   80,000  Central Tractor Farm & Country, Inc...      1,160
  +70,000  Dress Barn, Inc.......................        744
  +70,000  General Nutrition Cos., Inc...........      2,030
   65,000  Heilig Meyers Co......................      1,641
  +40,000  Kohl's Corp...........................      1,590
  +80,000  Lechters, Inc.........................      1,340
  +80,000  Sunglass Hut International, Inc.......      1,840
                                                   ---------
                                                      12,445
                                                   ---------
  TOTAL CONSUMER CYCLICAL........................     26,960
                                                   ---------
  CONSUMER STAPLES (26.4%)
    DRUGS (6.2%)
  +60,000  Alza Corp. (Delaware), Class A........      1,080
   50,000  Forest Laboratories, Inc..............      2,331
   +5,400  Genzyme Corp. - Tissue Repair.........         20
  +40,000  Genzyme Corp. - General Division......      1,240
  +80,000  Immucor, Inc..........................        400
  +50,000  Scherer (R.P.) Corp...................      2,269
                                                   ---------
                                                       7,340
                                                   ---------
    HEALTH CARE SUPPLIES & SERVICES (20.2%)
   50,000  Arrow International, Inc..............      1,687
   41,600  Ballard Medical Products..............        442
 +100,000  Biomet, Inc...........................      1,375
  +50,000  Coastal Healthcare Group, Inc.........  $   1,369
  +80,000  Haemonetics Corp......................      1,380
  +47,400  Health Management, Inc................        847
  +65,000  Health Management Systems, Inc........      2,112
  +60,000  Healthsource, Inc.....................      2,453
  +55,000  HEALTHSOUTH Rehabilitation Corp.......      2,035
  +50,000  IDEXX Laboratories, Inc...............      1,800
  +75,000  Mariner Health Group, Inc.............      1,622
  +50,000  Physician Corp. of America............      1,025
  +60,000  Quantum Health Resources, Inc.........      1,710
  +65,000  Vencor, Inc...........................      1,812
  +75,000  Vivra, Inc............................      2,100
                                                   ---------
                                                      23,769
                                                   ---------
  TOTAL CONSUMER STAPLES.........................     31,109
                                                   ---------
  FINANCE (7.4%)
    BANKING (1.1%)
   45,000  State Street Boston Corp..............      1,282
                                                   ---------
    FINANCIAL SERVICES (3.8%)
  100,000  CashAmerica Investments, Inc..........        988
   35,000  First Financial Management Corp.......      2,157
   75,000  SEI Corp..............................      1,256
                                                   ---------
                                                       4,401
                                                   ---------
    INSURANCE (2.5%)
   50,000  Mutual Risk Management Ltd............      1,313
   50,000  NAC Re Corp...........................      1,675
                                                   ---------
                                                       2,988
                                                   ---------
  TOTAL FINANCE..................................      8,671
                                                   ---------
  MATERIALS (3.7%)
    MISCELLANEOUS MATERIALS & COMMODITIES (3.7%)
  +85,000  Viking Office Products, Inc...........      2,593
   90,000  X-Rite, Inc...........................      1,778
                                                   ---------
  TOTAL MATERIALS................................      4,371
                                                   ---------


  SERVICES (9.4%)
    PROFESSIONAL SERVICES (9.4%)
   60,000  Cintas Corp...........................      2,100
  +90,000  CUC International, Inc................      3,015
  110,000  G & K Services, Inc., Class A.........      1,829
  +50,000  Medaphis Corp.........................      2,300
   50,000  Premier Industrial Corp...............      1,181
  +46,800  Vallen Corp...........................        643
                                                   ---------
  TOTAL SERVICES.................................     11,068
                                                   ---------
  TECHNOLOGY (24.9%)
    ELECTRONICS (11.3%)
  +39,200  Electroglas, Inc......................      1,308
   46,200  Fusion Systems Corp...................      1,213
  +24,600  Level One Communications, Inc.........        369
   60,000  Linear Technology, Inc................      2,955
  +62,000  Maxim Integrated Products, Inc........      2,170
   40,000  Sensormatic Electronics...............      1,440

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING GROWTH PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO (CONT.)
------------------------------------------------------------
                                                    VALUE
SHARES                                               (000)
------------------------------------------------------------
ELECTRONICS (CONT.)
  +65,000  Xilinx, Inc...........................  $   3,835
                                                   ---------
                                                      13,290
                                                   ---------
    OFFICE EQUIPMENT (13.0%)
  +70,000  BISYS Group, Inc......................      1,549
  +55,000  Compuware Corp........................      1,966
  +60,000  Concord EFS Corp......................      1,485
  +60,000  EMC Corp..............................      1,298
  +90,000  Informix Corp.........................      2,891
  +50,000  Progress Software Corp................      1,888
  +50,000  SPS Transaction Services, Inc.........      1,312
  +55,000  SunGard Data Systems, Inc.............      2,090
  +20,000  Wall Data, Inc........................        795
                                                   ---------
                                                      15,274
                                                   ---------
    TELECOMMUNICATIONS (0.6%)
  +40,000  Mobile Telecommunications Technologies
             Corp................................        780
                                                   ---------
  TOTAL TECHNOLOGY...............................     29,344
                                                   ---------
    TOTAL COMMON STOCKS (Cost $87,557)...........    112,553
                                                   ---------

  FACE
 AMOUNT
  (000)
---------
SHORT-TERM INVESTMENT (3.9%)
  REPURCHASE AGREEMENT (3.9%)
   $4,566  U.S. Trust, 5.50%, dated 12/30/94, due
             1/03/95, to be repurchased at
             $4,569, collateralized by $4,735
             United States Treasury Notes 3.875%,
             due 3/31/95-4/30/95, valued at
             $4,712 (Cost $4,566)................      4,566
                                                   ---------
TOTAL INVESTMENTS (99.5%) (Cost $92,123).........    117,119
                                                   ---------



                                                        VALUE
                                                        (000)
-------------------------------------------------------------
OTHER ASSETS (1.6%)
  Cash...................................  $       1
  Receivable for Portfolio Shares Sold...      1,784
  Dividends Receivable...................         32
  Interest Receivable....................          1
  Other..................................         10   $ 1,828
                                           ---------
LIABILITIES (-1.1%)
  Payable for Portfolio Shares
   Redeemed..............................       (914)
  Investment Advisory Fees Payable.......       (289)
  Payable for Investments Purchased......        (26)
  Administrative Fees Payable............        (15)
  Custodian Fees Payable.................         (6)
  Directors' Fees & Expenses.............         (1)
  Other Liabilities......................        (27)    (1,278)
                                           ---------  ---------
NET ASSETS (100%)...................................  $ 117,669
                                                      ---------
                                                      ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 7,301,095 outstanding $.001 par
  value shares (authorized 500,000,000 shares)......     $16.12
                                                      ---------
                                                      ---------

------------------------------------------------------------
+ -- Non-income producing securities


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
                                               EMERGING GROWTH PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
-------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-------------------------------------------------------------
THE EQUITY GROWTH PORTFOLIO
-------------------------------------------------------------
                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
COMMON STOCKS (88.2%)
  CAPITAL GOODS/CONSTRUCTION (13.5%)
    AEROSPACE & DEFENSE (10.4%)
    17,700  General Dynamics Corp.................  $     770
    28,600  General Motors Corp., Class H.........        998
    22,100  Loral Corp............................        837
    21,900  McDonnell Douglas Corp................      3,110
    37,600  Rockwell International Corp...........      1,344
    49,500  United Technologies Corp..............      3,112
                                                    ---------
                                                       10,171
                                                    ---------
    BUILDING & CONSTRUCTION (0.7%)
   +34,700  USG Corp..............................        677
                                                    ---------
    ELECTRICAL EQUIPMENT (1.6%)
    30,000  General Electric Co...................      1,530
                                                    ---------
    MACHINERY (0.8%)
    13,500  Caterpillar, Inc......................        744
                                                    ---------
  TOTAL CAPITAL GOODS/CONSTRUCTION..................     13,122
                                                    ---------
  CONSUMER-CYCLICAL (20.8%)
    AUTOMOTIVE (4.5%)
    42,800  Chrysler Corp.........................      2,097
    39,500  Ford Motor Co.........................      1,106
    34,200  Goodyear Tire & Rubber Co.............      1,150
                                                    ---------
                                                        4,353
                                                    ---------
    BROADCAST-RADIO & TELEVISION (3.6%)
     6,400  Capital Cities ABC, Inc...............        546
     6,940  CBS, Inc..............................        384
    70,500  New World Communications..............        828
    31,700  Turner Broadcasting System, Inc.,
              Class B.............................        519
    +3,104  Viacom, Inc., Class A.................        129
   +25,918  Viacom, Inc., Class B.................      1,053
                                                    ---------
                                                        3,459
                                                    ---------
    FOOD SERVICE & LODGING (3.4%)
   +41,150  Boston Chicken, Inc...................        715
    65,100  Cracker Barrel Old Country Store,
              Inc.................................      1,204
    54,000  Hospitality Franchise Systems, Inc....      1,431
                                                    ---------
                                                        3,350
                                                    ---------
    GAMING & LODGING (1.4%)
   +29,250  Mirage Resorts, Inc...................        600
     4,950  National Gaming Corp..................         59
   +22,600  Promus Cos., Inc......................        701
                                                    ---------
                                                        1,360
                                                    ---------
    HOUSEHOLD FURNISHINGS & APPLIANCES (0.8%)
    17,700  Duracell International, Inc...........        768
                                                    ---------
    LEISURE RELATED (1.2%)
    24,600  Eastman Kodak Co......................      1,175
                                                    ---------
    PUBLISHING (1.5%)
    12,100  Gannett Co., Inc......................        644
    22,600  Time Warner, Inc......................        794
                                                    ---------
                                                        1,438
                                                    ---------
    RETAIL-GENERAL (4.4%)
   +50,800  Autozone, Inc.........................  $   1,232
   +43,100  General Nutrition Cos., Inc...........      1,250
    23,400  Home Depot, Inc.......................      1,076
    20,800  Lowe's Cos., Inc......................        723
                                                    ---------
                                                        4,281
                                                    ---------
  TOTAL CONSUMER-CYCLICAL...........................     20,184
                                                    ---------
  CONSUMER-STAPLES (16.9%)
    BEVERAGES & TOBACCO (8.1%)
    45,500  Coca Cola Co..........................      2,343
    34,400  PepsiCo, Inc..........................      1,247
    46,400  Philip Morris Cos., Inc...............      2,668
  +115,400  RJR Nabisco Holdings Corp.............        635
    36,450  UST, Inc..............................      1,011
                                                    ---------
                                                        7,904
                                                    ---------
    DRUGS (3.5%)
    21,700  Merck & Co., Inc......................        828
    17,750  Pfizer, Inc...........................      1,371
    15,800  Schering-Plough Corp..................      1,169
                                                    ---------
                                                        3,368
                                                    ---------
    FOOD (1.9%)
    10,500  Kellogg Co............................        610
    32,500  Ralcorp Holdings, Inc.................        723
     9,900  Wrigley (Wm.) Jr. Co..................        489
                                                    ---------
                                                        1,822
                                                    ---------
    HEALTH CARE SUPPLIES & SERVICES (2.8%)
    29,400  Columbia/HCA Healthcare Corp..........      1,073
    +6,800  Foundation Health Corp................        211
   +33,900  Humana, Inc...........................        767
    15,900  United Healthcare Corp................        717
                                                    ---------
                                                        2,768
                                                    ---------
     PERSONAL CARE PRODUCTS (0.6%)
     8,100  Gillette Co...........................        606
                                                    ---------
  TOTAL CONSUMER-STAPLES............................     16,468
                                                    ---------
    DIVERSIFIED (2.0%)
    57,000  AlliedSignal, Inc.....................      1,938
                                                    ---------
  ENERGY (4.1%)
    COAL, GAS, & OIL (4.1%)
    10,400  Exxon Corp............................        632
    13,900  Mobil Corp............................      1,171
    12,400  Royal Dutch Petroleum Co..............      1,333
     9,900  Tenneco, Inc..........................        421
    18,900  Williams Cos., Inc....................        475
                                                    ---------
  TOTAL ENERGY......................................      4,032
                                                    ---------
  FINANCE (18.1%)
    BANKING (7.4%)
    18,800  Citicorp..............................        778
     9,500  First Interstate Bancorp..............        642
    26,300  Morgan (J.P.) & Co., Inc..............      1,473

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
-------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-------------------------------------------------------------
THE EQUITY GROWTH PORTFOLIO (CONT.)
-------------------------------------------------------------
                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
    BANKING (CONT.)
    29,800  Wells Fargo & Co......................  $   4,321
                                                    ---------
                                                        7,214
                                                    ---------
    FINANCIAL SERVICES (10.7%)
    18,300  Dean Witter Discover & Co.............        620
    68,400  Federal Home Loan Mortgage Corp.......      3,454
    42,100  Federal National Mortgage
              Association.........................      3,068
    15,600  Franklin Resources, Inc...............        556
    10,350  Loews Corp............................        899
     8,800  Salomon, Inc..........................        330
    25,900  Student Loan Marketing Association....        842
    19,400  Travelers, Inc........................        631
                                                    ---------
                                                       10,400
                                                    ---------
  TOTAL FINANCE.....................................     17,614
                                                    ---------
  MATERIALS (2.4%)
    BUILDING MATERIALS & COMPONENTS (0.6%)
   +13,800  Applied Material, Inc.................        583
                                                    ---------
    CHEMICALS (1.8%)
    11,600  Hercules, Inc.........................      1,338
     5,900  Monsanto Co...........................        416
                                                    ---------
                                                        1,754
                                                    ---------
  TOTAL MATERIALS...................................      2,337
                                                    ---------
  SERVICES (1.0%)
    PROFESSIONAL SERVICES (1.0%)
   +27,800  CUC International, Inc................        931
                                                    ---------
  TECHNOLOGY (9.4%)
    COMPUTERS (2.1%)
   +13,350  Cabletron Systems, Inc................        621
   +13,800  Compaq Computer Corp..................        545
    11,200  International Business Machines Corp..        823
                                                    ---------
                                                        1,989
                                                    ---------
    ELECTRONICS (4.6%)
    15,850  Intel Corp............................      1,012
     8,800  Linear Technology, Inc................        436
    10,700  Motorola, Inc.........................        619
    67,700  Watkins-Johnson Co....................      2,014
    +6,400  Xilinx, Inc...........................        379
                                                    ---------
                                                        4,460
                                                    ---------
    SOFTWARE SERVICES (0.4%)
    +9,600  Oracle System Corp....................        424
                                                    ---------
    TELECOMMUNICATIONS (2.3%)
   +15,900  Airtouch Communications...............        463
    27,200  American Telephone & Telegraph Corp...      1,367
    11,100  Telefonos de Mexico S.A. ADR, Class L.        455
                                                    ---------
                                                        2,285
                                                    ---------
  TOTAL TECHNOLOGY................................  $   9,158
                                                    ---------
  TOTAL COMMON STOCKS (Cost $84,907)................     85,784
                                                    ---------

  NO. OF
  RIGHTS
----------
RIGHTS (0.1%)
    BROADCAST-RADIO & TELEVISION (0.1%)
   +38,800  Viacom, Inc., expiring 7/07/95 (Cost
              $168)...............................         44
                                                    ---------


   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENTS
    US GOVERNMENT AND AGENCY OBLIGATIONS (12.4%)
 $  4,500  Federal Farm Credit Bank
              Discount Note 5.95%, 1/03/95...........      4,497
    7,600  Federal Home Loan Bank
              Discount Note 5.75%, 1/03/95...........      7,600
                                                       ---------
    TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS (Cost
    $12,096).........................................     12,097
                                                       ---------
TOTAL INVESTMENTS (100.7%) (Cost $97,171)............     97,925
                                                       ---------


OTHER ASSETS (2.1%)
  Cash....................................  $      45
  Receivable for Investments Sold.........      1,080
  Receivable for Portfolio Shares Sold....        705
  Dividends Receivable....................        168
  Other...................................          8      2,006
                                            ---------
LIABILITIES (-2.8%)
  Payable for Investments Purchased.......     (2,512)
  Investment Advisory Fees Payable........       (108)
  Administrative Fees Payable.............        (13)
  Custodian Fees Payable..................         (9)
  Payable for Portfolio Shares Redeemed...         (1)
  Directors' Fees & Expenses..............         (1)
  Other Liabilities.......................        (28)    (2,672)
                                            ---------  ---------
NET ASSETS (100%)....................................  $  97,259
                                                       ---------
                                                       ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE
  Applicable to 8,089,923 outstanding $.001 par value
  shares (authorized 500,000,000 shares).............     $12.02
                                                          ------
                                                          ------
------------------------------------------------------------
+   -- Non-income producing securities
ADR -- American Depositary Receipt
Interest rates disclosed for US Government and Agency Obligations represent effective yields.



The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
                                                 EQUITY GROWTH PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
-------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO
-------------------------------------------------------------
                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
COMMON STOCKS (96.7%)
  AEROSPACE (3.4%)
    32,900  AAR Corp..............................  $     440
    18,000  Thiokol Corp..........................        502
    85,300  United Industrial Corp................        416
                                                    ---------
                                                        1,358
                                                    ---------
  BANKING (9.0%)
    13,300  BB&T Financial Corp...................        372
    15,000  Deposit Guaranty Corp.................        452
    16,950  First Security Corp. (Delaware).......        386
    13,700  Fourth Financial Corp.................        425
    11,400  Mercantile Bancorp....................        356
    16,000  Onbancorp, Inc........................        372
    16,000  Standard Federal Bank.................        382
    22,110  Summit Bancorp., Inc..................        428
    15,200  Union Bank of San Francisco...........        407
                                                    ---------
                                                        3,580
                                                    ---------
  BUILDING (3.3%)
    14,300  Ameron, Inc. (Delaware)...............        416
    29,800  Gilbert Associates, Inc., Class A.....        425
    24,500  Pratt & Lambert, Inc..................        459
                                                    ---------
                                                        1,300
                                                    ---------
  CAPITAL GOODS (3.2%)
    20,803  Binks Manufacturing Co................        385
    19,800  Cascade Corp..........................        470
    19,500  Starret (L.S.) Co., Class A...........        436
                                                    ---------
                                                        1,291
                                                    ---------
  CHEMICALS (4.4%)
    29,920  Aceto Corp............................        419
    20,600  Dexter Corp...........................        448
    24,100  Learonal, Inc.........................        443
    23,800  Quaker Chemical Corp..................        446
                                                    ---------
                                                        1,756
                                                    ---------
  COMMUNICATIONS (1.1%)
    23,600  Comsat Corp...........................        440
                                                    ---------
  COMPUTERS (0.8%)
    24,400  Gerber Scientific, Inc................        317
                                                    ---------
  CONSUMER-DURABLES (3.2%)
    18,000  Arvin Industries, Inc.................        419
    23,298  Knape & Vogt Manufacturing Co.........        454
    31,300  Oneida Ltd............................        407
                                                    ---------
                                                        1,280
                                                    ---------
  CONSUMER-RETAIL (5.8%)
    25,300  CPI Corp..............................        452
    58,500  Deb Shops, Inc........................        175
    18,800  Edison Brothers Stores, Inc...........        348
    21,700  Guilford Mills, Inc...................        483
    12,800  Springs Industries, Inc., Class A.....        474
    34,500  Venture Stores, Inc...................        401
                                                    ---------
                                                        2,333
                                                    ---------
  CONSUMER-STAPLES (5.8%)
    19,300  American Maize Products Co., Class A..  $     490
    13,802  Block Drug Co., Inc., Class A.........        525
    25,700  Coors (Adolph), Inc., Class B.........        430
    25,900  International Multifoods Corp.........        476
    25,300  Nash Finch Co.........................        417
                                                    ---------
                                                        2,338
                                                    ---------
  ENERGY (2.2%)
    17,000  Diamond Shamrock, Inc.................        440
    17,300  Ultramar Corp.........................        441
                                                    ---------
                                                          881
                                                    ---------
  FINANCIAL-DIVERSIFIED (2.2%)
    10,100  GATX Corp.............................        445
    13,300  GFC Financial Corp....................        422
                                                    ---------
                                                          867
                                                    ---------
  HEALTH CARE (6.6%)
    15,500  Beckman Instruments, Inc..............        432
    22,600  Bergen Brunswig Corp., Class A........        472
    31,500  Bindley Western Industries............        488
    18,700  Diagnostic Products Corp..............        491
    53,200  Hooper Holmes, Inc....................        339
    63,700  Kinetic Concepts, Inc.................        438
                                                    ---------
                                                        2,660
                                                    ---------
  INDUSTRIAL (6.6%)
    15,200  American Filtrona Corp................        410
    11,400  Barnes Group, Inc.....................        433
    33,700  GenCorp, Inc..........................        400
    44,500  Kaman Corp., Class A..................        490
    32,900  Zero Corp. (Delaware).................        461
    24,300  Zurn Industries, Inc..................        437
                                                    ---------
                                                        2,631
                                                    ---------
  INSURANCE (5.1%)
    14,200  Argonaut Group, Inc...................        401
    25,000  Enhance Financial Services Group, Inc.        428
    15,500  Provident Life & Accident Co. of
              America, Class B....................        337
    16,900  Selective Insurance Group, Inc........        427
    13,300  USLife Corp...........................        464
                                                    ---------
                                                        2,057
                                                    ---------
  METALS (2.1%)
     7,700  Carpenter Technology Corp.............        431
    11,400  Cleveland-Cliffs Iron Co..............        422
                                                    ---------
                                                          853
                                                    ---------
  PAPER & PACKAGING (3.5%)
    15,500  Ball Corp.............................        488
    11,400  Potlatch Corp.........................        425
    27,300  Sealright Co., Inc....................        498
                                                    ---------
                                                        1,411
                                                    ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO (CONT.)
------------------------------------------------------------------------------
                                                     VALUE
SHARES                                                (000)
------------------------------------------------------------------------------
  SERVICES (10.8%)
    20,500  ABM Industries, Inc...................  $     477
    16,600  Angelica Corp.........................        459
     2,100  Bowne & Co............................         36
    25,700  Cross (A.T.) Co., Class A.............        350
    27,800  Gibson Greetings, Inc.................        410
    40,000  Handleman Co..........................        455
    16,200  National Service Industries, Inc......        415
    23,900  New England Business Services, Inc....        448
    51,400  Piccadilly Cafeterias, Inc............        411
    29,500  Russ Berrie & Co., Inc................        406
    16,100  Wallace Computer Services, Inc........        467
                                                    ---------
                                                        4,334
                                                    ---------
  TECHNOLOGY (6.9%)
    88,200  American Software, Inc................        265
    11,500  Avnet, Inc............................        426
     5,600  CTS Corp..............................        155
    21,800  Cubic Corp............................        387
    15,900  Joslyn Corp...........................        403
    17,100  Kuhlman Corp..........................        207
    18,000  MTS Systems Corp......................        396
    33,500  National Computer Systems, Inc........        519
                                                    ---------
                                                        2,758
                                                    ---------
  TRANSPORTATION (2.4%)
    20,800  Overseas Shipholding Group, Inc.......        478
    19,800  Yellow Corp...........................        473
                                                    ---------
                                                          951
                                                    ---------
  UTILITIES (8.3%)
    17,700  Central Hudson Gas & Electric.........        469
    35,000  Central Maine Power Co................        481
    10,100  Commonwealth Energy Systems Cos.......        368
    15,000  Eastern Enterprises...................        394
    22,900  Oneok, Inc............................        412
    13,700  Orange & Rockland Utilities, Inc......        445
    10,900  SJW Corp..............................        352
    28,500  Washington Water Power Co.............        388
                                                    ---------
                                                        3,309
                                                    ---------
TOTAL COMMON STOCKS (Cost $39,631)................     38,705
                                                    ---------
SHORT-TERM INVESTMENT (3.1%)
  REPURCHASE AGREEMENT (3.1%)
  $1,239    U.S. Trust, 5.50%, dated 12/30/94, due
              1/03/95, to be repurchased at $1,240,
              collateralized by $1,295 United States
              Treasury Notes, 3.875%, due 4/30/95,
              valued at $1,285 (Cost $1,239)....... $   1,239
                                                    ---------
TOTAL INVESTMENTS (99.8%) (Cost $40,870)..........     39,944
                                                    ---------
OTHER ASSETS (1.6%)
  Receivable for Investments Sold........   $   521
  Dividends Receivable...................       111
  Other..................................         4       636
                                          ---------
LIABILITIES (-1.4%)
  Payable for Investments Purchased......     (456)
  Investment Advisory Fees Payable.......      (50)
  Custodian Fees Payable.................       (6)
  Administrative Fees Payable............       (6)
  Directors' Fees & Expenses Payable.....       (1)
  Other Liabilities......................      (28)     (547)
                                          --------- ---------
NET ASSETS (100%).................................. $  40,033
                                                    ---------
                                                    ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
    Applicable to 3,706,877 outstanding $.001 par
    value shares (authorized 500,000,000 shares).....  $10.80
                                                    ---------
                                                    ---------

-------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
                                        SMALL CAP VALUE EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
-------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-------------------------------------------------------------
THE VALUE EQUITY PORTFOLIO
-------------------------------------------------------------
                                                      VALUE
SHARES                                                (000)
-------------------------------------------------------------
COMMON STOCKS (96.8%)
  AEROSPACE (2.3%)
    27,100  United Technologies Corp..............  $   1,704
                                                    ---------
  BANKING (9.7%)
    28,650  BankAmerica Corp......................      1,132
    20,200  Bankers Trust (New York) Corp.........      1,118
    29,200  Boatmens Bancshares, Inc..............        792
    48,100  Chemical Banking Corp.................      1,726
    37,650  Mellon Bank Corp......................      1,153
    21,700  Morgan (J.P.) & Co., Inc..............      1,215
                                                    ---------
                                                        7,136
                                                    ---------
  CAPITAL GOODS (1.9%)
    21,300  Deere & Co............................      1,411
                                                    ---------
  CHEMICALS (4.0%)
    31,775  Eastman Chemical Co...................      1,605
    19,100  Monsanto Co...........................      1,346
                                                    ---------
                                                        2,951
                                                    ---------
  COMMUNICATIONS (7.1%)
    36,500  NYNEX Corp............................      1,341
    33,100  SBC Communications, Inc...............      1,336
    49,800  Sprint Corp...........................      1,376
    31,800  U.S. West, Inc........................      1,133
                                                    ---------
                                                        5,186
                                                    ---------
  CONSUMER-DURABLES (4.7%)
    53,900  Ford Motor Co.........................      1,509
    46,300  General Motors Corp...................      1,956
                                                    ---------
                                                        3,465
                                                    ---------
  CONSUMER-RETAIL (4.6%)
    79,000  Kmart Corp............................      1,027
    26,500  V.F. Corp.............................      1,289
    72,000  Woolworth Corp........................      1,080
                                                    ---------
                                                        3,396
                                                    ---------
  CONSUMER-SERVICE & GROWTH (5.9%)
    50,400  Deluxe Corp...........................      1,336
    34,800  Eastman Kodak Co......................      1,662
    71,500  Ogden Corp............................      1,340
                                                    ---------
                                                        4,338
                                                    ---------
  CONSUMER-STAPLES (10.1%)
    39,000  American Brands, Inc..................      1,462
    28,200  Anheuser Busch Cos., Inc..............      1,435
    27,200  CPC International, Inc................      1,448
    61,400  Fleming Cos., Inc.....................      1,428
    44,600  Heinz (H.J.) Co.......................      1,639
                                                    ---------
                                                        7,412
                                                    ---------
  ENERGY (7.9%)
    38,300  Ashland Oil, Inc......................      1,321
    18,350  Mobil Corp............................      1,546
    13,050  Royal Dutch Petroleum Co..............      1,403
    25,550  Texaco, Inc...........................      1,530
                                                    ---------
                                                        5,800
                                                    ---------
  FINANCIAL-DIVERSIFIED (1.8%)
    40,650  Student Loan Marketing Association....  $   1,321
                                                    ---------
  HEALTH CARE (12.4%)
    38,500  Bausch & Lomb, Inc....................      1,304
    64,700  Baxter International, Inc.............      1,828
    24,200  Becton Dickinson & Co.................      1,162
    24,700  Bristol-Myers Squibb Co...............      1,430
    45,200  Merck & Co., Inc......................      1,723
    54,800  Upjohn Co.............................      1,685
                                                    ---------
                                                        9,132
                                                    ---------
  INDUSTRIAL (3.8%)
    70,400  Hanson plc ADR........................      1,267
    42,700  Rockwell International Corp...........      1,527
                                                    ---------
                                                        2,794
                                                    ---------
  INSURANCE (5.7%)
    48,800  American General Corp.................      1,378
    38,500  Aon Corp..............................      1,232
    35,300  St. Paul Cos., Inc....................      1,580
                                                    ---------
                                                        4,190
                                                    ---------
  METALS (1.7%)
    19,800  Phelps Dodge Corp.....................      1,225
                                                    ---------
  TECHNOLOGY (3.7%)
    40,200  Harris Corp...........................      1,709
    13,200  International Business Machines Corp..        970
                                                    ---------
                                                        2,679
                                                    ---------
  TRANSPORTATION (2.2%)
    34,000  Burlington Northern, Inc..............      1,636
                                                    ---------
  UTILITIES (7.3%)
    68,600  General Public Utilities Corp.........      1,801
    60,600  Northern Indiana Public Service Co....      1,803
    53,900  Texas Utilities Co....................      1,725
                                                    ---------
                                                        5,329
                                                    ---------
TOTAL COMMON STOCKS (Cost $73,400)................     71,105
                                                    ---------


  NO. OF
 WARRANTS
----------
WARRANTS (0.0%)
  BANKING (0.0%)
        23  Chase Manhattan Corp., expiring
              6/30/96 (Cost $0)...................         --
                                                    ---------


   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (1.8%)
  REPURCHASE AGREEMENT (1.8%)
    $1,306  U.S. Trust, 5.50%, dated 12/30/94, due
              1/03/95, to be repurchased at
              $1,307, collateralized by $1,370
              United States Treasury Notes,
              3.875%, due 4/30/95, valued at
              $1,360 (Cost $1,306)................      1,306
                                                    ---------
TOTAL INVESTMENTS (98.6%) (Cost $74,706)..........     72,411
                                                    ---------


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
VALUE EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE VALUE EQUITY PORTFOLIO (CONT.)
------------------------------------------------------------------------------
                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
OTHER ASSETS (1.5%)
  Receivable for Portfolio Shares Sold................  $   796
  Dividends Receivable................................      321
  Other...............................................        7         $ 1,124
                                                        -------
LIABILITIES (-0.1%)
  Investment Advisory Fees Payable....................     (73)
  Administrative Fees Payable.........................     (10)
  Custodian Fees Payable..............................      (5)
  Payable for Portfolio Shares Redeemed...............      (1)
  Directors' Fees & Expenses Payable..................      (1)
  Other Liabilities...................................     (39)            (129)
                                                         -------        -------
NET ASSETS (100%)...............................................        $73,406
                                                                        -------
                                                                        -------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
  Applicable to 6,382,908 outstanding $.001 par value
  shares (authorized 500,000,000 shares)........................         $11.50
                                                                         ------
                                                                         ------

------------------------------------------------
ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
                                                  VALUE EQUITY PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE BALANCED PORTFOLIO
------------------------------------------------------------------------------
                                                         VALUE
SHARES                                                   (000)
------------------------------------------------------------------------------
COMMON STOCKS (49.5%)
  AEROSPACE (1.1%)
     3,100  United Technologies Corp.................  $     195
                                                       ---------
  BANKING (5.1%)
     3,900  BankAmerica Corp.........................        154
     2,900  Bankers Trust (New York) Corp............        160
     3,400  Boatmens Bancshares, Inc.................         92
     6,400  Chemical Banking Corp....................        230
     5,100  Mellon Bank Corp.........................        156
     2,800  Morgan (J.P.) & Co., Inc.................        157
                                                       ---------
                                                             949
                                                       ---------
  CAPITAL GOODS (1.1%)
     3,000  Deere & Co...............................        198
                                                       ---------
  CHEMICALS (2.0%)
     3,425  Eastman Chemical Co......................        173
     2,700  Monsanto Co..............................        190
                                                       ---------
                                                             363
                                                       ---------
  COMMUNICATIONS (3.8%)
     4,600  NYNEX Corp...............................        169
     4,500  SBC Communications, Inc..................        182
     7,100  Sprint Corp..............................        196
     4,400  U.S. West, Inc...........................        157
                                                       ---------
                                                             704
                                                       ---------
  CONSUMER-DURABLES (2.4%)
     6,900  Ford Motor Co............................        193
     6,100  General Motors Corp......................        258
                                                       ---------
                                                             451
                                                       ---------
  CONSUMER-RETAIL (2.6%)
    11,600  Kmart Corp...............................        151
     3,600  V.F. Corp................................        175
    10,400  Woolworth Corp...........................        156
                                                       ---------
                                                             482
                                                       ---------
  CONSUMER-SERVICE & GROWTH (3.0%)
     6,900  Deluxe Corp..............................        183
     3,900  Eastman Kodak Co.........................        186
     9,400  Ogden Corp...............................        176
                                                       ---------
                                                             545
                                                       ---------
  CONSUMER-STAPLES (5.3%)
     7,100  American Brands, Inc.....................        266
     3,600  Anheuser Busch Cos., Inc.................        183
     3,300  CPC International, Inc...................        176
     8,600  Fleming Cos., Inc........................        200
     4,000  Heinz (H.J.) Co..........................        147
                                                       ---------
                                                             972
                                                       ---------
  ENERGY (3.5%)
     5,200  Ashland Oil, Inc.........................        179
     1,650  Mobil Corp...............................        139
     1,550  Royal Dutch Petroleum Co.................        167
     2,700  Texaco, Inc..............................        162
                                                       ---------
                                                             647
                                                       ---------
  FINANCIAL-DIVERSIFIED (1.0%)
     5,700  Student Loan Marketing Association.......  $     185
                                                       ---------
  HEALTH CARE (5.8%)
     5,600  Bausch & Lomb, Inc.......................        190
     6,500  Baxter International, Inc................        184
     3,200  Becton Dickinson & Co....................        153
     2,700  Bristol-Myers Squibb Co..................        156
     5,800  Merck & Co., Inc.........................        221
     5,400  Upjohn Co................................        166
                                                       ---------
                                                           1,070
                                                       ---------
  INDUSTRIAL (2.2%)
    11,100  Hanson plc ADR...........................        200
     5,900  Rockwell International Corp..............        211
                                                       ---------
                                                             411
                                                       ---------
  INSURANCE (3.0%)
     7,900  American General Corp....................        223
     4,950  Aon Corp.................................        159
     4,000  St. Paul Cos., Inc.......................        179
                                                       ---------
                                                             561
                                                       ---------
  METALS (0.9%)
     2,600  Phelps Dodge Corp........................        161
                                                       ---------
  TECHNOLOGY (1.7%)
     5,800  Harris Corp..............................        247
     1,050  International Business Machines Corp.....         77
                                                       ---------
                                                             324
                                                       ---------
  TRANSPORTATION (1.2%)
     4,800  Burlington Northern, Inc.................        231
                                                       ---------
  UTILITIES (3.8%)
     9,100  General Public Utilities Corp............        239
     8,000  Northern Indiana Public Service Co.......        238
     7,150  Texas Utilities Co.......................        229
                                                       ---------
                                                             706
                                                       ---------
TOTAL COMMON STOCKS (Cost $9,057)....................      9,155
                                                       ---------





   FACE
  AMOUNT
  (000)
----------
FIXED INCOME SECURITIES (44.2%)
 US TREASURY NOTES (44.2%)
$    4,300  8.25%, 7/15/98...........................      4,353
     4,243  5.50%, 4/15/00...........................      3,817
                                                       ---------
TOTAL FIXED INCOME SECURITIES (Cost $8,764)..........      8,170
                                                       ---------
SHORT-TERM INVESTMENT (2.5%)
 REPURCHASE AGREEMENT (2.5%)
       466  U.S. Trust, 5.50%, dated 12/30/94, due
              1/03/95, to be repurchased at $466,
              collateralized by $490 United States
              Treasury Notes, 3.875%, due 3/31/95,
              valued at $488 (Cost $466).............        466
                                                       ---------
TOTAL INVESTMENTS (96.2%) (Cost $18,287).............     17,791
                                                       ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
BALANCED PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE BALANCED PORTFOLIO (CONT.)
------------------------------------------------------------------------------
                                                VALUE
                                                (000)
------------------------------------------------------------------------------
OTHER ASSETS (4.0%)
  Cash......................................  $      1
  Receivable for Investments Sold...........       469
  Interest Receivable.......................       214
  Dividends Receivable......................        49
  Other.....................................         1  $    734
                                              --------
LIABILITIES (-0.2%)
  Custodian Fees Payable....................       (4)
  Administrative Fees Payable...............       (3)
  Investment Advisory Fees Payable..........       (2)
  Directors' Fees & Expenses Payable........       (1)
  Other Liabilities.........................      (23)      (33)
                                              --------  --------
NET ASSETS (100%)...................................... $ 18,492
                                                        --------
                                                        --------
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
  Applicable to 2,064,203 outstanding $.001 par value
  shares (authorized 500,000,000 shares)...............    $8.96
                                                           -----
                                                           -----

------------------------------------------------------------
ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
                                                      BALANCED PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
DEBT INSTRUMENTS (100.0%)
ALGERIA (1.3%)
LOAN AGREEMENTS (1.3%)
$     5,788    Algeria Refinanced Loan
                 Agreements, Tranche A, (Floating
                 Rate) 7.875%, 12/31/00..........  $   1,896
                                                   ---------
ARGENTINA (26.3%)
BONDS (26.3%)
$     2,000    Banco Rio de la Plata S.A. 8.75%,
                 12/15/03........................      1,400
        500    Republic of Argentina (Floating
                 Rate) 6.50%, 3/31/05............        319
      4,500    Republic of Argentina Local
                 Markets Trust 13.375%,
                 8/15/01.........................      3,803
     24,750    Republic of Argentina Par Bonds,
                 Series L 4.25%, 3/31/23.........     10,488
     29,250    Republic of Argentina Series L
                 "Euro" (Floating Rate) 6.50%,
                 3/31/05.........................     18,665
      3,000    Republic of Argentina BOCON PIK
                 Pre2 (Floating Rate) 4/01/07....      1,665
      2,000    Telefonica de Argentina (Yankee
                 Bond) 11.875%, 11/01/04.........      1,810
                                                   ---------
                                                      38,150
                                                   ---------
BRAZIL (26.7%)
BONDS (26.7%)
$     3,215    Cia Brasil Projectos 12.50%,
                 12/22/97........................      3,135
      9,700    Federative Republic of Brazil New
                 Money Bond (Floating Rate)
                 6.75%, 4/15/09..................      5,990
     12,700    Federative Republic of Brazil Debt
                 Conversion Bonds Series L
                 (Floating Rate) 6.75%,
                 4/15/12.........................      7,604
      2,000    Federative Republic of Brazil Par
                 Bond, Series YL3 4.00%,
                 4/15/24.........................        811
      1,960    Federative Republic of Brazil IDU
                 "Euro" (Floating Rate) 6.063%,
                 1/01/01.........................      1,642
      3,545    Federative Republic of Brazil
                 Series C (Floating Rate) 8.00%,
                 4/15/14.........................      1,699
     17,860    Federative Republic of Brazil
                 Series C "Euro" 8.00%,
                 4/15/14.........................      8,562
     22,750    Federative Republic of Brazil Par
                 Bond Series Y 4.00%, 4/15/24....      9,228
                                                   ---------
                                                      38,671
                                                   ---------
BULGARIA (3.9%)
BONDS (3.9%)
$     4,500    Bulgaria Discount Series A "Euro"
                 (Floating Rate) 6.063%,
                 7/28/24.........................      2,098
      2,290    Bulgaria Discount Series A
                 (Floating Rate) 6.063%,
                 7/28/24.........................      1,068
        762    Bulgaria Discount Series B
                 (Floating Rate) 6.563%,
                 7/28/24.........................        355
      1,914    Bulgaria Front Loaded Interest
                 Reduction Bond Series A "Euro"
                 (Floating Rate) 2.00%,
                 7/28/12.........................        421
$     2,086      Reduction Bond Series A
                 (Floating Rate) 2.00%,
                 7/28/12.........................  $     459
      2,983      Bulgaria Interest Arrears Bonds
                 (Floating Rate) 6.063%,
                 7/28/11.........................      1,260
                                                   ---------
                                                       5,661
                                                   ---------
ECUADOR (3.3%)
LOAN AGREEMENTS (3.3%)
$   #~##4,500  Republic of Ecuador Consolidated
               Loan (Floating Rate)
               (Participation: Merrill Lynch,
               Salomon Brothers)...............        2,071
    #~##2,800  Republic of Ecuador Extension and
               Refinancing Agreement (Floating
               Rate) (Participation: JP Morgan,
               U.S. West Master Trust).........        1,288
    #~##2,260  Republic of Ecuador Multi Year
               Refinancing Agreement (Floating
               Rate) (Participation: Swiss Bank)..     1,040
    #~##3,000  Republic of Ecuador New Money
               Credit Agreement (Floating Rate)
               (Participation: Chemical Bank,
               Salomon Brothers).................      1,380
                                                    --------
                                                       5,779
                                                    --------
LESS PORTION OF INVESTMENTS SOLD
     +++3,140  Republic of Ecuador Par Bond
                 3.25%, 12/19/49 (When-Issued)...      (944)
                                                    --------
                                                       4,835
                                                    --------
MEXICO (4.4%)
LOAN AGREEMENTS (4.4%)
$       5,000  United Mexican States Old New
                 Money Loans (Floating Rate)
                 7.4125-7.625%, 3/20/05..........      3,649
                                                    --------
        3,664  United Mexican States Multi-Year
                 Refinancing Agreement 6.625%,
                 12/31/06........................      2,675
                                                    --------
                                                       6,324
                                                    --------
MOROCCO (6.2%)
LOAN AGREEMENTS (6.2%)
$     #13,500  Morocco Restructuring and
                 Consolidating Agreement Tranche
                 A (Floating Rate) 1/01/09
                 (Participation: JP Morgan,
                 Goldman Sachs, Salomon
                 Brothers).......................      8,952
                                                   ---------
PANAMA (7.7%)
LOAN AGREEMENTS (4.2%)
$     ++7,500  Republic of Panama Refinanced Loan
                 Agreement (Floating Rate).......      4,031
    d*++3,800  Republic of Panama Unrestructured
                 Loans (Floating Rate)...........      2,043
                                                   ---------
                                                       6,074
                                                   ---------
BONDS (3.5%)
        6,120  Republic of Panama (Floating Rate)
                 7.125%, 5/10/02.................      5,018
                                                   ---------
                                                      11,092
                                                   ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
POLAND (6.7%)
BONDS (6.7%)
$      10,500  Republic of Poland PDI "Euro"
               Bonds (Floating Rate) 3.25%,
               10/27/14.....................       $   4,712
       10,487  Republic of Poland Interest Arrears
               PDI Bonds 3.25%, 10/27/14.......        4,706
          500  Republic of Poland Registered
               Discount "Euro" Bonds (Floating
               Rate) 6.813%, 10/27/24..........          360
                                                   ---------
RUSSIA (4.9%)
LOAN AGREEMENTS (4.9%)
$    ++25,500  Bank for Foreign Economic
               Affairs (Floating Rate)...              7,108
                                                   ---------
TRINIDAD & TOBAGO (0.2%)
LOAN AGREEMENTS (0.2%)
Y      27,000  Trinidad & Tobago Loans, Tranche
               A (Floating Rate) 7.1425%, 9/30/00...     225
                                                   ---------
VENEZUELA (8.4%)
BONDS (8.4%)
$       3,250  Republic of Venezuela Front
               Loaded Interest Reduction
               Bond Series A (Floating Rate)
               7.00%, 3/31/07...                      1,499
        5,000  Republic of Venezuela Front
               Loaded Interest Reduction Bond
               Series B (Floating Rate) 7.00%,
               3/31/07...                             2,306
       18,500  Republic of Venezuela Debt Conversion
               Bond Series DL (Floating Rate)
               7.688%, 12/18/07...                    8,406
                                                   --------
                                                     12,211
                                                   --------
TOTAL DEBT INSTRUMENTS (Cost $154,477)...........   144,903
                                                   --------


  NO. OF
 WARRANTS
-----------
WARRANTS (0.0%)
 POLAND (0.0%)
          +17  Morgan Grenfell Eastern Europe,
               expiring 2/21/95...                         1
                                                   ---------
VENEZUELA (0.0%)
          +11  Venezuela Par Bond, expiring 3/01/95..      1
    **+36,480  Venezuela Oil, expiring 3/01/95...         --
                                                   ---------
                                                           1
                                                   ---------
TOTAL WARRANTS (Cost $147).........................        2
                                                   ---------


 FACE
 AMOUNT
 (000)
--------
SHORT-TERM INVESTMENTS (1.6%)
 US GOVERNMENT AND AGENCY OBLIGATIONS (1.6%)
$       2,300  Treasury Bills 1/19/95
        (Cost $2,295)...                                2,295

FOREIGN CURRENCY (0.0%)
CHF        43  Swiss Franc (Cost $34)........              33
                                                   ----------
TOTAL INVESTMENTS (101.6%) (Cost $156,953)...         147,233
                                                   ----------



                                                       VALUE
                                                       (000)
------------------------------------------------------------
OTHER ASSETS (16.7%)
  Cash..................................  $     922
  Receivable for Investments Sold.......     20,209
  Interest Receivable...................      2,998
  Due from Broker for Premium on Written
   Options..............................        105
  Other.................................         12  $  24,246
                                          ---------
LIABILITIES (-18.3%)
  Payable for Investments Purchased.....    (21,333)
  Securities Sold Short.................     (4,594)
  Investment Advisory Fees Payable......       (365)
  Custodian Fees Payable................       (118)
  Administrative Fees Payable...........        (19)
  Written Options Outstanding, at
   Value................................         (8)
  Directors' Fees & Expenses............         (1)
  Other Liabilities.....................        (92)   (26,530)
                                          ---------  ----------
NET ASSETS (100%)..................................   $ 144,949
                                                     ----------
                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 16,881,216 outstanding $.001 par
  value shares (authorized 500,000,000 shares).....       $8.59
                                                     ----------
                                                     ----------

------------------------------------------------------------



        +     --      Non-income producing securities
       ++     --      Non-income producing securities -- in default
      +++     --      Security is subject to delayed delivery -- See Note
                      A-6
       **     --      Security is valued at fair value -- See Note A-1
        d     --      Terms of loan agreement not final at December 31,
                      1994.
        #     --      Participation interests were acquired through the
                      financial institutions listed parenthetically. All
                      other loan agreements are assignments. See Note A-7.
       ##     --      Under restructuring at December 31, 1994.
        ~     --      This security is making partial interest payments.
      PIK     --      Payment-In-Kind. Income may be received in additional
                      securities or cash at the discretion of the issuer.
        Y     --      Japanese Yen


------------------------------------------------------------

    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
SECURITIES SOLD SHORT (NOTE A-8)
 MEXICO
  BONDS
$       6,250  United Mexican States Discount
                 Bonds, Series D (Variable Rate)
                 7.25%, 12/31/19 (Proceeds
                 $4,945).........................      4,594
                                                   ---------
WRITTEN CALL OPTIONS (NOTE A-9)
 VENEZUELA
  CALL OPTIONS
       15,000  Republic of Venezuela Debt
                 Conversion Bond 7.688%,
                 12/18/07, strike price $51.50,
                 expiring 1/09/95 (Proceeds
                 $105)...........................          8
                                                   ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
EMERGING MARKETS DEBT PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
FIXED INCOME SECURITIES (91.1%)
 US GOVERNMENT AND AGENCY OBLIGATIONS (58.7%)
  US Treasury Bonds
    $  14,000  8.125%, 8/15/19...................  $  14,186
                                                   ---------
US Treasury Notes
       25,000  4.625%, 2/29/96...................     24,238
        8,000  7.50%, 10/31/99...................      7,885
        8,000  7.25%, 8/15/04....................      7,679
                                                   ---------
                                                      39,802
                                                   ---------
Federal Home Loan Mortgage Corporation
          145  8.00%, 12/01/02 (15 Yr. Dwarf)....        141
           19  13.00%, 9/01/10...................         22
                                                   ---------
                                                         163
                                                   ---------
Federal National Mortgage Association
           89  8.50%, 12/01/06...................         89
                                                   ---------
Government National Mortgage Association
          212  8.00%, 3/15/04....................        211
           32  14.00%, 6/15/11...................         37
            9  11.00%, 12/15/15..................         10
           45  10.50%, 1/15/16...................         48
          124  10.00%, 5/15/19-11/15/20..........        130
       27,608  6.00%, 1/15/24-2/15/24............     23,027
       39,157  7.00%, 5/15/24-6/15/24............     35,143
    +++10,000  7.50%, 11/22/24...................      9,978
                                                   ---------
                                                      68,584
                                                   ---------
TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS.......    122,824
                                                   ---------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS (6.3%)
       10,000  Quebec Province 7.50%, 7/15/23....      8,462
        5,000  Hydro Quebec 8.05%, 7/07/24.......      4,807
                                                   ---------
TOTAL FOREIGN GOVERNMENT AND AGENCY
OBLIGATIONS......................................     13,269
                                                   ---------
CORPORATE BONDS AND NOTES (25.5%)
FINANCE (18.6%)
        5,000  Abbey National plc 8.20%,
                 10/15/04........................      4,881
        7,500  American Re 10.875%, 9/15/04......      7,934
       10,000  Ford Motor Credit Co. 5.625%,
                 3/03/97.........................      9,472
       10,000  General Motors Acceptance Corp.
                 7.375%, 6/22/00.................      9,436
        5,000  Goldman Sachs 7.80%, 7/15/02......      4,744
        2,800  Traveler's, Inc. 6.125%,
                 6/15/00.........................      2,514
                                                   ---------
                                                      38,981
                                                   ---------
METALS (4.5%)
       10,000  USX Corp. 9.125%, 1/15/13.........      9,540
                                                   ---------
UTILITIES (2.4%)
        5,000  Central Maine Power 7.98%,
                 10/04/96........................      4,985
                                                   ---------
TOTAL CORPORATE BONDS AND NOTES..................     53,506
                                                   ---------
ASSET BACKED SECURITIES (0.6%)
           33  Case Equipment Loan Trust, 92-A
                 5.40%, 6/15/98..................         33
$         255  Collateralized Mortgage Obligation
                 Trust, 39-Y, 8.65%, 3/01/03......   $    255
           37  Federal Home Loan Mortgage Corp.,
                 REMIC 16-B 10.00%, 10/15/19......         37
               Federal National Mortgage Association
                 REMIC:
           25      92-59F 6.37%, 8/25/06..........         25
          175      88-17B 9.40%, 10/25/17.........        178
          100  Ford Credit Auto Loan Master Trust,
                 92-1A 6.875%, 1/15/99.............        98
           27  General Motors Acceptance Corp.
                 Trust, 92-DA 5.55%, 5/15/97.......        27
          228  Goldman Sachs Trust 2, E-3 8.95%,
                 8/01/02...........................       229
           84  Goldman Sachs Trust 3, C-4 8.00%,
                 7/07/15...........................        83
          217  Ryland Acceptance Corp. 4 REMIC, 80-A,
                 9.40%, 2/01/16....................       219
                                                     --------
TOTAL ASSET BACKED SECURITIES......................     1,184
                                                     --------
TOTAL FIXED INCOME SECURITIES (Cost $195,665)......   190,783
                                                     --------
SHORT-TERM INVESTMENTS (11.9%)
 US GOVERNMENT AND AGENCY OBLIGATIONS (11.9%)
  Federal Farm Credit Bank
       14,800  Discount Note, 5.95%, 1/03/95.......    14,790
  Federal National Mortgage Association
       10,045  Discount Note, 5.74%, 1/23/95.......    10,013
                                                     --------
TOTAL SHORT-TERM INVESTMENTS (Cost $24,805)........    24,803
                                                     --------
TOTAL INVESTMENTS (103.0%) (Cost $220,470).........   215,586
                                                     --------
OTHER ASSETS (2.3%)
  Cash..................................  $      27
  Interest Receivable...................      3,517
  Receivable for Portfolio Shares
   Sold.................................      1,219
  Net Unrealized Gain on Forward Foreign
   Currency Contracts...................         44
  Receivable for Investments Sold.......          4
  Other.................................         23      4,834
                                          ---------
LIABILITIES (-5.3%)
  Payable for Investments Purchased.....    (10,036)
  Payable for Portfolio Shares
   Redeemed.............................       (873)
  Investment Advisory Fees Payable......       (106)
  Administrative Fees Payable...........        (36)
  Custodian Fees Payable................         (9)
  Directors' Fees & Expenses............         (1)
  Other Liabilities.....................        (28)   (11,089)
                                          ---------  ---------
NET ASSETS (100%)..................................  $ 209,331
                                                     ---------
                                                     ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
    Applicable to 21,312,756 outstanding $.001
    par value shares (authorized 500,000,000
     shares).......................................      $9.82
                                                         -----
                                                         -----

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE FIXED INCOME PORTFOLIO (CONT.)
------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars as indicated below:


                                          IN
CURRENCY TO                            EXCHANGE              NET UNREALIZED
  DELIVER       VALUE    SETTLEMENT      FOR        VALUE      GAIN (LOSS)
   (000)        (000)       DATE        (000)       (000)         (000)
------------  ---------  -----------  ----------  ---------  ---------------
$    5,230    $   5,230     2/27/95     DM 8,074  $   5,222     $      (8)
$    3,075        3,075     2/27/95     DM 4,750      3,072            (3)
DM  12,824        8,294     2/27/95   $    8,349      8,349            55
              ---------                           ---------           ---
              $  16,599                           $  16,643     $      44
              ---------                           ---------           ---
              ---------                           ---------           ---

------------------------------------------------------------

+++   --   Security is subject to delayed delivery -- See Note A-6

DM    --   Deutsche Mark

REMIC --   Real Estate Mortgage Investment Conduit



Interest rates disclosed for US Government & Agency Discount Notes represent effective yields.


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
FIXED INCOME SECURITIES (87.0%)
AUSTRALIAN DOLLAR (2.7%)
GOVERNMENT BONDS (2.7%)
A$    4,600  Government of Australia 10.00%,
               10/15/02...........................  $   3,559
                                                    ---------
BRITISH POUND (2.9%)
GOVERNMENT BONDS (2.9%)
 L    2,500  United Kingdom Treasury Bond 8.00%,
               6/10/03............................      3,733
                                                    ---------
CANADIAN DOLLAR (10.7%)
EUROBONDS (8.1%)
C$    7,000  British Columbia Province 7.75%,
               6/16/03............................      4,536
      6,750  Kingdom of Norway 8.375%, 1/27/03....      4,503
      2,500  Export-Import Bank of Japan 7.75%,
               10/08/02...........................      1,615
                                                    ---------
                                                       10,654
                                                    ---------
GOVERNMENT BONDS (2.6%)
      5,200  Government of Canada 7.50%,
               12/01/03...........................      3,344
                                                    ---------
                                                       13,998
                                                    ---------
DANISH KRONE (7.6%)
GOVERNMENT BONDS (7.6%)
  DK 69,500  Kingdom of Denmark 7.00%, 12/15/04...      9,909
                                                    ---------
DEUTSCHE MARK (12.4%)
EUROBONDS (7.4%)
  DM 12,000  LKB Baden-Wurttemberg 6.50%,
               9/15/08............................      6,740
      5,500  Republic of Austria 6.50%, 1/10/24...      2,912
                                                    ---------
                                                        9,652
                                                    ---------
GOVERNMENT BONDS (5.0%)
      8,500  Deutscheland Republic 6.25%,
               1/04/24............................      4,432
      3,500  Treuhandanstalt 6.75%, 5/13/04.......      2,125
                                                    ---------
                                                        6,557
                                                    ---------
                                                       16,209
                                                    ---------
FINNISH MARKKA (1.9%)
GOVERNMENT BONDS (1.9%)
  FM 12,000  Finnish Government 9.50%, 3/15/04....      2,477
                                                    ---------
FRENCH FRANC (5.1%)
GOVERNMENT BONDS (5.1%)
 FF  17,800  France O.A.T. 8.50%, 12/26/12........      3,347
     25,000  France O.A.T. 6.00%, 10/25/25........      3,366
                                                    ---------
                                                        6,713
                                                    ---------
ITALIAN LIRA (3.8%)
GOVERNMENT BONDS (3.8%)
IL9,100,000  Republic of Italy Treasury Bond
               8.50%, 8/01/99.....................      4,945
                                                    ---------
JAPANESE YEN (4.7%)
EUROBONDS (4.7%)
Y   255,000  European Investment Bank 6.625%,
               3/15/00............................      2,845
Y   320,000  International Bank for Reconstruction
               & Development 5.25%, 3/20/02.......  $   3,355
                                                    ---------
                                                        6,200
                                                    ---------
NETHERLANDS GUILDER (6.0%)
GOVERNMENT BONDS (6.0%)
  NG 14,400  Government of Netherlands 7.50%,
               1/15/23............................      7,807
                                                    ---------
NEW ZEALAND DOLLAR (3.2%)
GOVERNMENT BONDS (3.2%)
NZ$   6,800  New Zealand Government 8.00%,
               4/15/04............................      4,222
                                                    ---------
SPANISH PESETA (3.4%)
GOVERNMENT BONDS (3.4%)
 SP 615,000  Spanish Government 10.90%, 8/30/03...      4,433
                                                    ---------
UNITED STATES DOLLAR (22.6%)
EUROBONDS (2.0%)
$     2,700  Republic of Italy 6.875%, 9/27/23....      2,120
        500  Statens Bostads 8.50%, 5/30/97.......        552
                                                    ---------
                                                        2,672
                                                    ---------
US GOVERNMENT AND AGENCY OBLIGATIONS (18.3%)
             US Treasury Bonds
        500  12.75%, 11/15/10.....................        671
      3,800  8.125%, 8/15/19......................      3,849
      1,600  8.00%, 11/15/21......................      1,581
             US Treasury Notes
      5,900  7.875%, 2/15/96......................      5,926
      2,900  7.625%, 4/30/96......................      2,905
        400  5.875%, 5/31/96......................        391
        675  7.25%, 5/15/04.......................        648
             US Treasury STRIPS
      1,600  2/15/98, Principal Only..............      1,259
      1,352  5/15/03, Principal Only..............        707
             Government National Mortgage
               Association
   +++6,014    ARM 7.50%, 1/15/25.................      5,997
                                                    ---------
                                                       23,934
                                                    ---------
CORPORATE BONDS AND NOTES (1.5%)
      2,000  Salomon, Inc., 6.32%, 2/05/97........      1,909
                                                    ---------
YANKEE BONDS (0.8%)
      1,000  Hydro Quebec 8.05%, 7/07/24..........        961
                                                    ---------
                                                       29,476
                                                    ---------
TOTAL FIXED INCOME SECURITIES (Cost $120,157).....    113,681
                                                    ---------
SHORT-TERM INVESTMENTS (14.4%)
DEUTSCHE MARK (5.0%)
TIME DEPOSIT (5.0%)
  DM 10,101  Bank of Austria 5.125%, 1/06/95......      6,522
                                                    ---------
BRITISH POUND (2.8%)
TIME DEPOSIT (2.8%)
  L   2,365  Bank of Austria 5.25%, 1/03/95.......      3,704
                                                    ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE GLOBAL FIXED INCOME PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
UNITED STATES DOLLAR (6.6%)
US GOVERNMENT AND AGENCY OBLIGATIONS (3.7%)
$     4,835  US Treasury Bill 1/19/95..............   $   4,823
                                                      ---------
REPURCHASE AGREEMENT (2.9%)
      3,778  U.S. Trust, 5.50%, dated 12/30/94,
             due 1/03/95, to be repurchased at
             $3,780, collateralized by $3,935
             United States Treasury Notes 3.875%,
             due 4/30/95, 3,778 valued at $3,905...       3,778
                                                      ---------
                                                          8,601
                                                      ---------
TOTAL SHORT-TERM INVESTMENTS (Cost $18,775).........     18,827
                                                      ---------
FOREIGN CURRENCY (0.0%)
DK        2  Danish Krone..........................           1
IL        2  Italian Lira..........................          --
                                                      ---------
TOTAL FOREIGN CURRENCY (Cost $1)...................           1
                                                      ---------
TOTAL INVESTMENTS (101.4%) (Cost $138,933)..........    132,509
                                                      ---------
OTHER ASSETS (4.0%)
  Cash...................................  $   1,916
  Interest Receivable....................      3,323
  Other..................................         12      5,251
                                           ---------
LIABILITIES (-5.4%)
  Payable for Investments Purchased......     (6,657)
  Net Unrealized Loss on Forward Foreign
   Currency Contracts....................       (285)
  Investment Advisory Fees Payable.......        (77)
  Custodian Fees Payable.................        (14)
  Administrative Fees Payable............        (19)
  Directors' Fees & Expenses.............         (1)
  Other Liabilities......................        (32)    (7,085)
                                            ---------  ---------
NET ASSETS (100%)...................................   $ 130,675
                                                       ---------
                                                       ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
  Applicable to 12,703,651 outstanding $.001 par
  value shares (authorized 500,000,000 shares)......      $10.29
                                                       ---------
                                                       ---------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at December 31, 1994, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars or foreign currency as indicated below:




                                             IN                         NET
 CURRENCY TO                              EXCHANGE                  UNREALIZED
   DELIVER       VALUE    SETTLEMENT         FOR          VALUE     GAIN (LOSS)
    (000)        (000)       DATE           (000)         (000)        (000)
-------------  ---------  -----------  ---------------  ---------  -------------
NG 13,000      $   7,500     1/13/95   $         7,519  $   7,519    $      19
DM 10,000          6,465     2/17/95   $         6,376      6,376          (89)
SP 280,000         2,121     2/21/95   IL    3,455,620      2,125            4
DK 40,000          6,584     3/07/95   $         6,493      6,493          (91)
A$   4,643         3,585     3/20/95   NZ$       5,642      3,580           (5)
SP 290,000         2,183     6/01/95   $         2,186      2,186            3
DM 10,000          6,504     6/06/95   $         6,378      6,378         (126)
               ---------                                ---------        -----
               $  34,942                                $  34,657    $    (285)
               ---------                                ---------        -----
               ---------                                ---------        -----


------------------------------------------------------------
+++ -- Security is subject to delayed delivery -- See Note A-6
    -- Stripped securities represent the splitting of cash flows into several classes which vary by the proportion of principal and interest paid. Holders are entitled to the portion of the payments on the certificate representing interest only or principal only.
A$  -- Australian Dollar
DK  -- Danish Krone
DM  -- Deutsche Mark
IL  -- Italian Lira
NG  -- Netherlands Guilder
NZ$ -- New Zealand Dollar
SP  -- Spanish Peseta
------------------------------------------------------------

    SUMMARY OF FIXED INCOME SECURITES BY INDUSTRY CLASSIFICATION (UNAUDITED)



                                       VALUE     PERCENT OF NET
INDUSTRY                               (000)         ASSETS
-----------------------------------------------------------------
Energy.............................  $     961            0.8%
Finance............................     17,016           13.0
Foreign Government and Agency
 Obligations.......................     71,770           54.9
US Government and Agency
    Obligations....................     23,934           18.3
                                     ---------          -----
                                     $ 113,681           87.0%
                                     ---------          -----
                                     ---------          -----


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
GLOBAL FIXED INCOME PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
CORPORATE BONDS AND NOTES (84.2%)
AEROSPACE & DEFENSE (1.5%)
$   1,500  Tracor, Inc., 10.875%, 8/15/01..........  $   1,444
                                                     ---------
BROADCAST-RADIO & TELEVISION (10.6%)
    2,250  Ackerley Communications, Inc., Series B,
             10.75%, 10/01/03......................      2,124
      500  ACT III Broadcasting, Inc., 9.625%,
             12/15/03..............................        454
    2,500  American Telecasting, 0.00% to 6/15/99,
             12.50% to 6/15/04.....................      1,075
    4,250  Bell Cablemedia plc (Yankee Bond), 0.00%
             to 7/15/99, 11.95% to 7/15/04.........      2,263
    1,000  Cablevision Systems Corp., 9.875%,
             2/15/13...............................        905
    1,250  Comcast Corp., 9.50%, 1/15/08...........      1,128
    1,000  Continental Cablevision, Inc., 9.50%,
             8/01/13...............................        912
      600  Helicon Group, Series B, 9.00% to
             11/01/96, 11.00% to 11/01/03..........        513
      400  Heritage Media, 11.00%, 10/01/02........        392
      500  Katz Corp., 12.75%, 11/15/02............        526
      225  SpectraVision, Inc., (Floating Rate),
             11.65%, 12/01/02......................         34
                                                     ---------
                                                        10,326
                                                     ---------
BUILDING MATERIALS & COMPONENTS (4.8%)
      725  American Standard, 9.25%, 12/01/16......        663
      600  Hillsborough Holdings/Walter
             Participating Notes, 7.50%,
             12/31/50..............................        966
    2,000  Tarkett International, 9.00%, 3/01/02...      1,858
      850  USG Corp., 8.75%, 3/01/17...............        723
    ++750  Walter Industries Corp., 17.00%,
             1/01/96...............................        457
                                                     ---------
                                                         4,667
                                                     ---------
CHEMICALS (5.1%)
      600  Arcadian Partners L.P., Series B,
             10.75%, 5/01/05.......................        581
    1,000  General Chemical, 9.25%, 8/15/03........        930
    1,000  Plastic Specialties & Technologies,
             Inc., 11.25%, 12/01/03................        875
    2,000  Rexene Corp., 11.75%, 12/01/04..........      2,040
      500  Sherritt, Inc., 10.50%, 3/31/14.........        497
                                                     ---------
                                                         4,923
                                                     ---------
COAL, GAS & OIL (4.5%)
    1,300  Clark R&M Holdings, Zero Coupon,
             2/15/00...............................        715
    ++474  Columbia Gas Systems, Inc., Employee
             Thrift Plan Obligation, 9.875%,
             11/30/01..............................        512
      500  Deeptech International, 12.00%,
             12/15/00..............................        477
      500  Ferrell Gas L.P., Series A, 10.00%,
             8/01/01...............................        492
    2,000  Freeport-McMoRan Resources, 8.75%,
             2/15/04...............................      1,755
      101  Mesa Capital Corp., Secured Notes, 0.00%
             to 6/30/95, 12.75% to 6/30/98.........         87
      500  Triton Energy, Zero Coupon, 11/01/97....        367
                                                     ---------
                                                         4,405
                                                     ---------
COMPUTERS (0.2%)
      200  Unisys Corp., 13.50%, 7/01/97...........        214
                                                     ---------
DIVERSIFIED (0.9%)
    1,000  Sequa Corp., 9.375%, 12/15/03...........  $     848
                                                     ---------
ELECTRICAL EQUIPMENT (2.0%)
    1,500  Pricellular Wire, 0.00% to 11/15/97,
           14.00% to 11/15/01....................          990
    1,000  Protection One Alarm, Inc., 12.00%,
             11/01/03..............................        950
                                                     ---------
                                                         1,940
                                                     ---------
ELECTRONICS (7.3%)
      400  ADT Operations, 9.25%, 8/01/03..........        370
      250  Bell & Howell Co., Series B, 10.75%,
             10/01/02..............................        238
    4,500  Bell & Howell Co., Series B, 0.00% to
             3/01/00, 11.50% to 3/01/05............      2,194
    1,500  Imax Corp., 7.00% to 3/01/97, 10.00% to
             3/01/01...............................      1,239
    1,500  International Semi-Tech (Yankee Bond),
             0.00% to 8/15/00, 11.50% to 8/15/03...        673
    2,750  Viacom International, 8.00%, 7/07/06....      2,358
                                                     ---------
                                                         7,072
                                                     ---------
ENTERTAINMENT & LEISURE (0.9%)
      800  ACT III Theatres, 11.875%, 2/01/03......        828
                                                     ---------
FINANCIAL SERVICES (4.2%)
      500  Delaware Management Holding, 10.25%,
             3/15/04...............................        524
      800  GPA Delaware, Inc., 8.75%, 12/15/98.....        615
    1,209  GPA Equipment Trust Participating
             Certificates (Floating Rate), 9.125%,
             12/02/96..............................      1,103
      550  GPA Investments, 6.40%, 11/19/98........        330
    1,189  Tiphook Finance Corp., 8.00%, 3/15/00...        832
      886  Tiphook Finance Corp., 10.75%,
             11/01/02..............................        665
                                                     ---------
                                                         4,069
                                                     ---------
FOOD (1.8%)
      750  Americold Corp. 1st Mortgage Bond,
             Series B, 11.50%, 3/01/05.............        685
    1,150  Pilgrim's Pride Corp., 10.875%,
             8/01/03...............................      1,107
                                                     ---------
                                                         1,792
                                                     ---------
FOOD SERVICE & LODGING (2.8%)
      600  Flagstar Corp., 10.75%, 9/15/01.........        558
      500  Flagstar Corp., 11.25%, 11/01/04........        412
      400  La Quinta Inns, Inc., 9.25%, 5/15/03....        379
    1,300  Motels of America, 12.00%, 4/15/04......      1,339
                                                     ---------
                                                         2,688
                                                     ---------
FOREST PRODUCTS & PAPER (4.6%)
    2,000  Doman Industries Ltd., 8.75%, 3/15/04...      1,755
    1,750  Stone Consolidated, Senior Secured
             Notes, 10.25%, 12/15/00...............      1,706
    1,000  S.D. Warren Co., 12.00%, 12/15/04.......      1,025
                                                     ---------
                                                         4,486
                                                     ---------
GAMING & LODGING (1.9%)
    1,250  Casino Magic Finance Corp., 11.50%,
             10/15/01..............................        784


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE HIGH YIELD PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE
   AMOUNT                                            VALUE
    (000)                                            (000)
------------------------------------------------------------
GAMING & LODGING (CONT.)
$     300  GNF Corp. (Bally), 10.625%, 4/01/03.....  $     198
      275  Louisiana Casino Cruises, 11.50%,
             12/01/98..............................        226
      800  Trump Plaza 1st Mortgage Notes, 10.875%,
             6/15/01...............................        608
                                                     ---------
                                                         1,816
                                                     ---------
HEALTH CARE SUPPLIES & SERVICES (1.5%)
    1,000  American Medical International, Series
             B, 9.50%, 4/15/06.....................        986
      625  Eyecare Centers of America, 12.00%,
             10/01/03..............................        505
                                                     ---------
                                                         1,491
                                                     ---------
HOSPITAL MANAGEMENT (1.8%)
      500  Charter Medical Corp., 11.25%,
             4/15/04...............................        501
      150  Healthtrust, Inc., 10.75%, 5/01/02......        160
    1,000  Healthtrust, Inc., 10.25%, 4/15/04......      1,065
                                                     ---------
                                                         1,726
                                                     ---------
INSURANCE (1.8%)
      500  Nacolah Holding Corp., 9.50%,
             12/01/03..............................        459
    1,500  Reliance Group Holdings, 9.75%,
             11/15/03..............................      1,320
                                                     ---------
                                                         1,779
                                                     ---------
METALS (2.9%)
      500  Armco, Inc., 9.375%, 11/01/00...........        453
    1,000  Sheffield Steel Corp. 1st Mortgage
             Notes, 12.00%, 11/01/01...............        942
    1,000  Venture Holdings, 9.75%, 4/01/04........        881
      500  Wolverine Tube, 10.125%, 9/01/02........        507
                                                     ---------
                                                         2,783
                                                     ---------
PACKAGING & CONTAINER (3.1%)
    1,000  Crown Packaging Holdings, 0.00% to
             11/01/00, 12.25% to 11/01/03..........        471
      500  Owens-Illinois, Inc., 10.50%, 6/15/02...        486
      500  Owens-Illinois, Inc., 9.75%, 8/15/04....        473
      750  Stone Container Corp., 11.875%,
             12/01/98..............................        775
      600  Stone Container Corp., 9.875%,
             2/01/01...............................        567
      250  Stone Container Corp. 1st Mortgage Note,
             10.75%, 10/01/02......................        250
                                                     ---------
                                                         3,022
                                                     ---------
PERSONAL CARE PRODUCTS (0.2%)
      250  Playtex Family Products, 9.00%,
             12/15/03..............................        219
                                                     ---------
PROFESSIONAL SERVICES (0.3%)
      300  Card Establishment Services, 10.00%,
             10/01/03..............................        312
                                                     ---------
PUBLISHING (2.1%)
    1,000  Marvel III Holdings, Inc., Series B,
             9.125%, 2/15/98.......................        871
    1,900  Marvel Parent Holdings, Zero Coupon,
             4/15/98...............................      1,178
                                                     ---------
                                                         2,049
                                                     ---------
RETAIL-GENERAL (3.1%)
 +++1,000  Federated Department Stores, 11.29%,
             6/30/02 (When-Issued).................      1,009

$      625   Penn Traffic Co., 9.625%, 4/15/05........  $     544
     2,175   Southland Corp., 5.00%, 12/15/03.........      1,468
                                                        ---------
                                                            3,021
                                                        ---------
TELECOMMUNICATIONS (4.9%)
        500  Allnet Communication Services, 9.00%,
               5/15/03................................        479
      4,000  Dial Call Communications, 0.00% to
               4/15/99, 12.25% to 4/15/04.............      1,280
        450  Horizon Cellular Telephone, 0.00% to
               10/01/97, 11.375% to 10/01/00..........        318
      1,000  MFS Communications, 0.00% to 1/15/99,
               9.375% to 1/15/04......................        593
      1,500  Nextel Communications, 0.00% to 2/15/99,
               9.75% to 8/15/04.......................        525
        250  Paging Network, Inc., 8.875%, 2/01/06....        197
      1,500  Telefonica de Argentina (Yankee Bond),
               11.875%, 11/01/04......................      1,354
                                                        ---------
                                                            4,746
                                                        ---------
TEXTILES & APPAREL (4.0%)
       300   ACME Boot Co., Inc., 11.50%, 12/15/00....        120
       839   JPS Textile Group, 10.85%, 6/01/99.......        516
     1,000   PT Polysindo Eka Perkasa (Yankee Bond),
               13.00%, 6/15/01........................        975
     2,500   Westpoint Stevens, Inc., 9.375%,
               12/15/05...............................      2,250
                                                        ---------
                                                            3,861
                                                        ---------
TRANSPORTATION (2.8%)
      ++393  America West Airlines, 6.00%, 3/31/97....        358
      2,000  Moran Transportation Co., 11.75%,
               7/15/04................................      1,945
        500  Sabreliner Corp., Series A, 12.50%,
               4/15/03................................        450
                                                        ---------
                                                            2,753
                                                        ---------
UTILITIES (2.6%)
        650  AES Corp., 9.75%, 6/15/00................        622
      1,478  Beaver Valley Funding Corp. (Lease
               Obligation Bond), 9.00%, 6/01/17.......      1,049
        900  First PV Funding Corp., (Lease Obligation
               Bond) 10.15%, 1/15/16..................        846
                                                        ---------
                                                            2,517
                                                        ---------
TOTAL CORPORATE BONDS AND NOTES (Cost $89,387).......      81,797
                                                        ---------
FOREIGN GOVERNMENT (1.0%)
BOND (1.0%)
      1,500   Republic of Argentina, Series L,
               (Floating Rate), 6.50%, 3/31/05 (Cost
               $1,048)................................        956
                                                        ---------

SHARES
------
COMMON STOCKS (0.1%)
BROADCAST-RADIO & TELEVISION (0.0%)
   +16,443   SpectraVision, Inc., Class B.............          4
                                                        ---------
FINANCIAL SERVICES (0.0%)
       729   Duff & Phelps Corp.......................          6
       243   Duff & Phelps Credit Rating Co...........          2
    +1,268   WestFed Holdings, Inc., Class B..........         --
                                                        ---------
                                                                8
                                                        ---------
FOOD SERVICE & LODGING (0.1%)
    +1,300   Motels of America, Inc...................        112
                                                        ---------

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO

                                     89



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         Institutional Fund, Inc.
-----------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
-----------------------------------------------------------------
THE HIGH YIELD PORTFOLIO (CONT.)
-----------------------------------------------------------------
                                                         VALUE
SHARES                                                   (000)
-----------------------------------------------------------------
GAMING & LODGING (0.0%)
      +500   Trump Taj Mahal, Class A.................  $       5
                                                        ---------
MACHINERY (0.0%)
       +25   Bucyrus-Erie.............................         --
                                                        ---------
TEXTILES & APPAREL (0.0%)
    +3,100   ACME Boot Co.............................          3
                                                        ---------
TOTAL COMMON STOCKS (Cost $232).......................        132
                                                        ---------
PREFERRED STOCKS (1.0%)
COAL, GAS & OIL (0.9%)
    50,000   Maxus Energy Corp. 10.00%................        913
                                                        ---------
FINANCIAL SERVICES (0.0%)
    +3,239   WestFed Holdings, Inc., Series A.........         --
                                                        ---------
TEXTILES & APPAREL (0.1%)
       400   ACME Boot Co., Series B, 12.50%,
               12/15/03...............................         40
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $1,704)..................        953
                                                        ---------


  NO. OF
  RIGHTS
-----------
RIGHTS (0.0%)
BROADCAST-RADIO & TELEVISION (0.0%)
   +35,000   SpectraVision, Inc., expiring 10/08/97
               (Cost $133)............................          4
                                                        ---------

  NO. OF
 WARRANTS
-----------
WARRANTS (0.2%)
AEROSPACE & DEFENSE (0.0%)
     +*500   Sabreliner Corp., expiring 4/15/03
               (acquired 6/21/93, cost $10)...........          5
                                                        ---------
BROADCAST-RADIO & TELEVISION (0.0%)
   +12,500   American Telecasting, expiring 6/23/99...         25
                                                        ---------
ELECTRICAL EQUIPMENT (0.1%)
   +28,000   Protection One Alarm, Inc., expiring
               11/01/03...............................        105
                                                        ---------
GAMING & LODGING (0.0%)
    +1,250   Capital Gaming International, Inc.,
               expiring 2/01/99.......................         --
    +2,700   Casino Magic Corp., expiring 10/14/96....         --
      +825   Louisiana Casino Cruises, expiring
               12/01/98...............................         13
                                                        ---------
                                                               13
                                                        ---------
HEALTH CARE SUPPLIES & SERVICES (0.0%)
      +625   Eye Care Centers of America, expiring
               10/01/03...............................          3
                                                        ---------
INSURANCE (0.0%)
      +500   Horace Mann Educators Corp., expiring
               8/15/99................................          7
                                                        ---------
METALS (0.0%)
    +5,000   Sheffield Steel Corp., expiring
               11/01/01...............................         15
                                                        ---------
PACKAGING & CONTAINER (0.1%)
    +1,000   Crown Packaging Holdings, expiring
               11/01/03...............................         40
                                                        ---------
TELECOMMUNICATIONS (0.0%)
    +4,000   Dial Page, Inc., expiring 4/25/99........         --
                                                        ---------
TOTAL WARRANTS (Cost $214)............................        213
                                                        ---------




  NO. OF
   UNITS                                                  VALUE
   (000)                                                  (000)
------------------------------------------------------------
UNITS (7.0%)
AUTOMOTIVE (1.0%)
     1,000   Petro PSC Properties L.P., 12.50%,
               6/01/02................................  $     960
                                                        ---------
GAMING & LODGING (3.7%)
     1,750   Casino America, 11.50%, 11/15/01.........      1,470
       500   Santa Fe Hotel, Inc., 11.00%, 12/15/00...        436
     2,564   Trump Taj Mahal Funding, Inc., PIK,
               11.35%, 11/15/99.......................      1,705
                                                        ---------
                                                            3,611
                                                        ---------
METALS (1.0%)
     1,000   Sheffield Steel Corp., 12.00%,
               11/01/01...............................        965
                                                        ---------
TRANSPORTATION (1.3%)
     2,208   Maritime Group, 13.50%, 2/15/97..........      1,281
                                                        ---------
TOTAL UNITS (Cost $8,807).............................      6,817
                                                        ---------


   FACE
  AMOUNT
   (000)
-----------
SHORT-TERM INVESTMENT (5.7%)
REPURCHASE AGREEMENT (5.7%)
    $5,587   U.S. Trust, 5.50%, dated 12/30/94, due
               1/03/95, to be repurchased at $5,590,
               collateralized by $5,810 United States
               Treasury Notes, 3.875%, due 4/30/95,
               valued at $5,765 (Cost $5,587).........      5,587
                                                        ---------
TOTAL INVESTMENTS (99.2%) (Cost $107,112).............     96,459
                                                        ---------



OTHER ASSETS (4.0%)
  Interest Receivable.....................  $   1,647
  Receivable for Investments Sold.........      1,469
  Receivable for Portfolio Shares Sold....        789
  Other...................................         11      3,916
                                            ---------
LIABILITIES (-3.2%)
  Payable for Investments Purchased.......     (2,782)
  Payable for Portfolio Shares Redeemed...       (193)
  Investment Advisory Fees Payable........       (120)
  Administrative Fees Payable.............        (14)
  Custodian Fees Payable..................         (4)
  Directors' Fees & Expenses..............         (1)
  Other Liabilities.......................        (38)    (3,152)
                                            ---------  ---------
NET ASSETS (100.0%)..................................  $  97,223
                                                       ---------
                                                       ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE
  Applicable to 10,180,900 outstanding $.001 par
  value shares (authorized 500,000,000 shares).......      $9.55
                                                           -----
                                                           -----

------------------------------------------------------------
+   -- Non-income producing securities
++  -- Non-income producing securities - in default
+++ -- Security is subject to delayed delivery -- See Note A-6.
* -- Restricted as to public resale. Total value of restricted securities held at December 31, 1994 was $5 or 0.0% of net assets (Total Cost $10).
PIK -- Payment-In-Kind. Income may be received in additional securities or cash at the discretion of the issuer.

Floating Rate Security. The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 1994.

At December 31, 1994 approximately 92% of the Portfolio's net assets consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities.


The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------
    FACE                                           AMORTIZED
   AMOUNT                                             COST
    (000)                                            (000)
------------------------------------------------------------
MONEY MARKET INSTRUMENTS (81.6%)
US GOVERNMENT & AGENCY OBLIGATIONS (72.9%)
US GOVERNMENT OBLIGATIONS (11.4%)
           US Treasury Bills
$  50,000  3/09/95...............................  $   49,537
   30,000  5/04/95...............................      29,499
                                                   -----------
                                                       79,036
                                                   -----------
AGENCY DISCOUNT NOTES (32.7%)
           Federal Farm Credit Bank
   10,000  5.60%, 1/24/95........................       9,964
           Federal Home Loan Bank
   22,410  5.60%, 1/03/95........................      22,403
   14,270  6.06%, 2/27/95........................      14,133
           Federal Home Loan Mortgage Corp.
   20,000  5.75%, 1/05/95........................      19,987
   20,000  5.80%, 1/18/95........................      19,945
   27,555  5.80%, 1/30/95........................      27,426
           Federal National Mortgage Association
   10,000  5.80%, 1/04/95........................       9,995
   30,000  5.86%, 1/13/95........................      29,942
   30,000  5.35%, 1/20/95........................      29,915
   10,000  5.60%, 2/17/95........................       9,927
           Tennessee Valley Authority
   32,000  5.80%, 1/30/95........................      31,851
                                                   -----------
                                                      225,488
                                                   -----------
AGENCY FLOATING RATE NOTES (28.8%)
           Federal National Mortgage Association
   25,000  5.54%, 10/16/95.......................      24,996
   65,000  5.79%, 9/02/97........................      65,000
   25,000  6.53%, 6/02/99........................      25,000
   13,000  6.53%, 7/26/99........................      12,937
   25,000  6.53%, 9/22/99........................      25,000
           Student Loan Marketing Association
   46,000  6.07%, 10/30/97.......................      46,075
                                                   -----------
                                                      199,008
                                                   -----------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost
$503,532)........................................     503,532
                                                   -----------
COMMERCIAL PAPER (3.6%)
FINANCE (3.6%)
   15,000  Commerzbank AG (New York) 6.00%,
             1/30/95.............................      14,928
   10,000  Societe Generale 5.55%, 1/04/95.......       9,995
                                                   -----------
TOTAL COMMERCIAL PAPER (Cost $24,923)............      24,923
                                                   -----------
CORPORATE FLOATING RATE NOTES (5.1%)
FINANCE (5.1%)
$  10,000  Bank of New York Co., Inc. 5.64%,
             6/07/95.............................  $    9,998
   25,000  Merrill Lynch 5.69%, 7/12/95..........      25,000
                                                   -----------
TOTAL CORPORATE FLOATING RATE NOTES
 (Cost $34,998)..................................       34,998
                                                   -----------
TOTAL MONEY MARKET INSTRUMENTS (Cost $563,453)...      563,453
                                                   -----------


                                                      VALUE
                                                      (000)
                                                   -----------
SHORT TERM INVESTMENT (18.4%)
REPURCHASE AGREEMENT (18.4%)
  127,002  Goldman Sachs 5.50%, dated 12/30/94,
             due 1/03/95, to be repurchased at
             $127,080, collateralized by $133,200
             United States Treasury Notes 7.625%,
             due 11/15/22, valued at $129,954
             (Cost $127,002).....................     127,002
                                                   -----------
TOTAL INVESTMENTS (100.0%) (Cost $690,455).......     690,455
                                                   -----------


OTHER ASSETS (0.4%)
  Cash...................................  $       1
  Interest Receivable....................      2,368
  Other..................................         77      2,446
                                           ---------
LIABILITIES (-0.4%)
  Distributions Payable..................     (1,639)
  Investment Advisory Fees Payable.......       (530)
  Administrative Fees Payable............       (101)
  Custodian Fees Payable.................        (50)
  Directors' Fees & Expenses Payable.....         (1)
  Other Liabilities......................        (77)    (2,398)
                                           ---------  ---------
NET ASSETS (100%)...................................  $ 690,503
                                                      ---------
                                                      ---------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE
  Applicable to 690,597,424 outstanding $.001 par
  value shares (authorized 1,000,000,000 shares)....      $1.00
                                                      ---------
                                                      ---------


------------------------------------------------------------
Floating Rate Notes. The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown were those in effect at December 31, 1994.

Maturity dates disclosed for Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates.

Interest rates disclosed for Commercial Paper and Agency Discount Notes represent effective yields.



The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

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         Institutional Fund, Inc.
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STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE MUNICIPAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------
    FACE                                           AMORTIZED
   AMOUNT                                             COST
    (000)                                            (000)
------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS (98.4%)
FIXED RATE INSTRUMENTS (50.6%)
NOTES (2.7%)
$   1,000   Harris County, Texas, 9.25%, 8/01/14,
              Prerefunded 2/01/95 at 103...........  $    1,035
    3,000   Illinois State Certificates, 4.75%,
              6/15/95..............................       3,009
      500   Triborough Bridge & Tunnel Authority,
              New York, Convention Center Project,
              Series 85D, 9.00%, 7/01/95...........         523
    5,000   Wisconsin State 4.50%, 6/15/95.........       4,998
                                                     -----------
                                                          9,565
                                                     -----------
PUT OPTION BONDS (0.4%)
    1,500   Putnam County, Florida, Development
              Authority, Pollution Control Revenue,
              Seminole Electric, 3.75%, 3/15/14
              (Putable on 3/15/95).................       1,500
                                                     -----------
TAX & REVENUE ANTICIPATION NOTES (6.5%)
    6,450   Colorado State General Fund, 4.50%,
              6/27/95, TRANS.......................       6,464
    3,000   Idaho State, 4.50%, 6/29/95, TANS......       3,004
    1,015   Los Angeles County, California, 4.50%,
              6/30/95, TRANS.......................       1,017
    8,810   Maine State, 4.50%, 6/30/95, TANS......       8,825
    4,000   Texas State, 5.00%, 8/31/95, TRANS.....       4,005
                                                     -----------
                                                         23,315
                                                     -----------
COMMERCIAL PAPER (41.0%)
    3,000   Beaver County, Pennsylvania, Industrial
              Development Authority, Duquesne Light
              Series 90C, 3.55%, 2/23/95...........       3,000
    1,100   Brazos River, Texas, Harbor &
              Navigation District, Series 90,
              3.40%, 1/19/95.......................       1,100
    2,500   Burke County, Georgia, Development
              Authority, Oglethorpe, Series 92A,
              3.80%, 2/13/95.......................       2,500
    4,600   Burlington, Kansas, Kansas City Power &
              Light Co., 3.50%, 1/18/95............       4,600
    3,500   City of Austin, Texas, Series A, 3.55%,
              2/16/95..............................       3,500
    4,530   City of Dallas, Texas, Series A, 4.20%,
              3/13/95..............................       4,530
    1,200   Connecticut State Health & Education
              Facilities Authority, Yale
              University, Series N, 3.75%,
              3/10/95..............................       1,200
    1,000   Converse County, Wyoming, Pacificorp
              Series 88, 3.80%, 3/10/95............       1,000
    3,500   East Baton Rouge Parish, Louisiana,
              3.45%, 1/25/95.......................       3,500
    4,500   Emery County, Utah, Pacificorp Series
              91, 3.55%, 2/23/95...................       4,500
    1,000   Florida Municipal Power, Series A,
              3.50%, 1/12/95.......................       1,000
    2,525   Gainesville, Florida, 3.60%, 2/27/95...       2,525
    2,000   Illinois Development Finance Authority,
              Series 94A, 3.60%, 3/08/95...........       2,000
    1,000   Illinois Health Facilities Authority,
              Series 89A, 3.85%, 2/24/95...........       1,000
    4,400   Intermountain Power Agency, Utah,
              Series E, 3.70%, 3/09/95.............       4,400
    3,100   Intermountain Power Agency, Utah,
              Series E, 4.00%, 3/16/95.............       3,100
      700   Intermountain Power Agency, Utah,
              Series F2, 4.00%, 2/28/95............         700
    1,500   Intermountain Power Agency, Utah,
              Series 85F, 4.00%, 2/28/95...........       1,500
    7,700   Jacksonville, Florida, Electric
              Authority, 3.80%, 3/08/95............       7,700
    3,600   Jasper County, Indiana, Series 88B,
              3.60%, 1/18/95.......................       3,600
    2,000   Jasper County, Indiana, Series 88C,
              3.55%, 2/16/95.......................       2,000
    1,100   Lehigh County, Pennsylvania, General
              Purpose Authority, Series A, 3.60%,
              2/27/95..............................       1,100
    3,000   Maricopa County, Arizona, So. Cal. Ed.,
              Series 85C, 3.60%, 2/07/95...........       3,000
    6,600   Massachusetts Health & Education
              Facilities Authority, Harvard
              University, 3.50%, 1/18/95...........       6,600
    1,500   Michigan State Strategic Fund, Dow
              Chemical Series, 3.85%, 2/24/95......       1,500
    2,520   Montgomery, Alabama, Industrial
              Development Board, General Electric
              Series, 3.80%, 1/11/95...............       2,520
    3,500   Montgomery, Alabama, Industrial
              Development Board, General Electric
              Series, 3.50%, 2/17/95...............       3,500
    1,000   Mount Vernon, Indiana, General Electric
              Series 89A, 3.80%, 2/21/95...........       1,000
    3,000   Mount Vernon, Indiana, General Electric
              Series 89A, 3.75%, 2/21/95...........       3,000
    3,685   Municipal Electric Authority of
              Georgia, Series 1, 3.70%, 1/11/95....       3,685
    3,500   Municipal Electric Authority of
              Georgia, Series 2, 3.60%, 1/19/95....       3,500
    2,300   Municipal Electric Authority of
              Georgia, Series 3, 3.70%, 1/11/95....       2,300
    1,000   North Carolina Eastern Municipal Power,
              3.65%, 2/07/95.......................       1,000
    3,025   North Carolina Eastern Municipal Power,
              3.60%, 2/09/95.......................       3,025
      300   Northeastern Pennsylvania Hospital
              Authority, Series B, 3.50%,
              2/17/95..............................         300
    3,290   Omaha, Nebraska, Public Power District,
              3.75%, 2/21/95.......................       3,290
    1,000   Petersburg, Indiana, Indiana Power &
              Light, Series 91, 3.50%, 2/22/95.....       1,000

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE MUNICPAL MONEY MARKET PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE                                           AMORTIZED
   AMOUNT                                             COST
    (000)                                            (000)
------------------------------------------------------------
COMMERCIAL PAPER (CONT.)
   $2,000    Petersburg, Indiana, Indiana Power &
               Light, Series 91, 4.20%, 3/14/95             $2,000
    2,200    Platte River Authority, Colorado,
               4.00%, 1/26/95.........................       2,200
    1,000    Port of Corpus Christi, Texas, Union
               Pacific Series, 3.65%, 2/13/95.........       1,000
    1,500    Rochester, Minnesota, Health Facilities,
               Mayo Clinic, Series C, 3.90%, 2/28/95..       1,500
    1,500    Rochester, Minnesota, Health Facilities,
               Mayo Clinic, Series F, 3.65%, 2/07/95..       1,500
    1,065    Rochester, Minnesota, Health Facilities,
               Mayo Clinic, Series E, 3.90%, 2/28/95..       1,065
    2,000    Salt River, Arizona, 3.50%, 1/12/95......       2,000
    4,000    Salt River, Arizona, 3.60%, 1/13/95......       4,000
    2,000    Salt River, Arizona, 3.55%, 2/23/95......       2,000
    2,000    Sunshine State, Florida, Government
               Finance Authority, Series 86,
               3.55%, 2/27/95.........................       2,000
    2,000    Texas Municipal Power Agency,
               3.85%, 2/24/95.........................       2,000
    6,600    Texas Municipal Power Agency,
               3.80%, 3/06/95.........................       6,600
    5,000    Trimble County, Kentucky, Louisville
               Gas & Electric Series, 3.85%, 2/15/95..       5,000
    1,000    Trimble County, Kentucky, Louisville
               Gas & Electric Series, 3.50%, 2/22/95..       1,000
    5,500    University of Minnesota, Series A,
               3.65%, 3/09/95.........................       5,500
    2,000    University of North Carolina at Chapel
               Hill, School of Medicine,
               3.65%, 2/09/95.........................       2,000
    1,100    University of North Carolina at Chapel
               Hill, 3.80%, 3/10/95...................       1,100
    3,000    University of Texas, Series A,
               3.70%, 3/07/95.........................       3,000
    2,500    Vanderbilt University, Tennessee,
               Series 89A, 3.60%, 2/24/95.............       2,500
                                                        ----------
                                                           147,240
                                                        ----------
TOTAL FIXED RATE INSTRUMENTS..........................     181,620
                                                        ----------

VARIABLE/FLOATING RATE INSTRUMENTS (47.8%)
DAILY VARIABLE RATE BONDS (29.9%)

      400    California Pollution Control Financing
               Authority, Southern Edison,
               Series 87D, 5.00%, 2/28/08.............         400
    4,000    Chattanooga-Hamilton County, Tennessee,
               Hospital Authority Revenue, Erlanger
               Medical Center, 5.95%, 10/01/17........       4,000
    4,600    District of Columbia, Series 92A-6,
               5.40%, 10/01/07........................       4,600
    2,400    Farmington, New Mexico, Pollution
               Control Revenue Bonds, Series A,
               5.85%, 5/01/24.........................       2,400
    5,000    Hapeville, Georgia, Industrial
               Development Authority, Series 85,
               6.05%, 11/01/15........................       5,000
   $4,200    Harris County, Texas, Health Facilities
               Development Corp., Methodist Hospital,
               5.85%, 12/01/25........................      $4,200
    1,400    Harris County, Texas, Health Facilities
               Development Corp., St. Luke's
               Episcopal, Series B, 5.85%, 2/15/16....       1,400
    4,200    Harris County, Texas, Health Facilities
               Development Corp., St. Luke's
               Episcopal, Series D, 5.85%, 2/15/16....       4,200
    2,200    Jackson County, Mississippi, Pollution
               Control Revenue, Chevron Project,
               Series 93, 5.20%, 6/01/23..............       2,200
    8,100    Jackson County, Mississippi, Port
               Facility, Chevron Project, Series 93,
               5.20%, 6/01/23.........................       8,100
    1,930    Joliet, Illinois, Regional Port District,
               Industrial Revenue, 6.05%, 7/15/03.....       1,930
      900    Kansas City, Kansas, Industrial
               Development Authority, PQ Corp.,
               6.05%, 8/01/15.........................         900
    1,900    Lake Charles, Louisiana, Harbor &
               Terminal District Port Facilities,
               Series 84, 5.30%, 11/01/11.............       1,900
    1,500    Lincoln County, Wyoming, Pollution
               Control Revenue, Exxon Project
               Series 84A, 6.00%, 11/01/14............       1,500
    2,820    Louisiana Public Facilities Authority,
               Industrial Development, Kenner Hotel
               Series, 6.05%, 12/01/15................       2,820
    4,500    Maricopa County, Arizona, Pollution
               Control Revenue, Series B,
               5.20%, 5/01/29.........................       4,500
    1,500    Massachusetts Health & Education
               Facilities Authority, Series B,
               5.20%, 7/01/05.........................       1,500
    2,600    Massachusetts Health & Education
               Facilities Authority, Series C,
               5.20%, 7/01/05.........................       2,600
    6,700    Michigan State Strategic Fund, Consumers
               Power Series 88A, 5.25%, 4/15/18.......       6,700
    1,570    Missouri State Health & Educational
               Facilities Authority Revenue,
               Washington University, Series 89A
               5.95%, 3/01/17.........................       1,570
    3,300    New York City, New York, Water Finance
               Authority, Water and Sewer System
               Revenue, Series 92C, 6.00%, 6/15/22....       3,300
    3,600    New York City, New York, Water Finance
               Authority, Water and Sewer System
               Revenue, Series 94C, 6.00%, 6/15/23....       3,600
    5,900    New York State Energy Research &
               Development Authority, Pollution
               Control Revenue, Niagara Mohawk Power,
               Series A, 5.00%, 7/01/15...............       5,900
    2,700    Nueces River Authority, Texas, Pollution
               Control Revenue, Series 85,
               6.05%, 12/01/99........................       2,700

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE MUNICPAL MONEY MARKET PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE                                           AMORTIZED
   AMOUNT                                             COST
    (000)                                            (000)
------------------------------------------------------------
DAILY VARIABLE RATE BONDS (CONT.)
   $2,480    Peninsula Ports Authority, Virginia,
               Coal Revenue, 5.30%, 7/01/16...........    $  2,480
    4,000    Phoenix, Arizona, Series 1,
               5.85%, 6/01/18.........................       4,000
    3,800    Platte County, Wyoming, Pollution Control
               Revenue, Series A, 6.05%, 7/01/14......       3,800
      900    Platte County, Wyoming, Pollution Control
               Revenue, Series B, 6.05%, 7/01/14......         900
    1,600    Port of Saint Helens, Oregon, Pollution
               Control Revenue, Portand General
               Electric Co., Series B,
               5.30%, 6/01/10.........................       1,600
    1,400    Saint Charles Parish, Louisiana,
               Pollution Control Revenue, Shell Oil
               Project, 5.20%, 10/01/22...............       1,400
    4,800    Southwest, Texas, Higher Education
               Authority Revenue, Southern Methodist
               University Series 85, 5.30%, 7/01/15...       4,800
    4,000    Sublette County, Wyoming, Pollution
               Control Revenue, Exxon Project,
               5.20%, 11/01/14........................       4,000
    6,700    Valdez, Alaska, Marine Terminal
               Authority, Exxon. Series 85,
               5.20%, 10/01/25........................       6,700
                                                        ----------
                                                           107,600
                                                        ----------
WEEKLY VARIABLE RATE BONDS (17.9%)
    1,000    Beaver County, Pennsylvania, Industrial
               Development Authority, Duquesne Light
               Series 90A, 5.65%, 8/01/20.............       1,000
    1,000    Beaver County, Pennsylvania, Industrial
               Development Authority, Duquesne Light
               Series 90B, 5.65%, 8/01/09.............       1,000
    1,000    Brunswick & Glynn County, Georgia,
               Development Authority, Series 85,
               5.00%, 12/01/15........................       1,000
    7,000    Burke County, Georgia, Development
               Authority, Oglethorpe, Series 93A,
               4.95%, 1/01/16.........................       7,000
    7,900    Charlotte, North Carolina, Airport,
               Series 93A, 4.95%, 7/01/16.............       7,900
    2,500    City of Columbia, Missouri, Special
               Revenue Bonds, Series 88A,
               5.00%, 6/01/08.........................       2,500
    1,500    City of Columbia, Missouri, Water &
               Electric Revenue Bonds, Series 85B,
               5.00%, 12/01/15........................       1,500
      300    City of Forsyth, Montana, Pollution
               Control Revenue, Series B,
               5.65%, 6/01/13.........................         300
      700    City of Forsyth, Montana, Pollution
               Control Revenue, Series D,
               5.65%, 6/01/13.........................         700
    2,600    City of Midlothian, Texas, Industrial
               Development Corp., Pollution Control
               Revenue, Box-Crow Cement Co. Project,
               5.40%, 12/01/09........................       2,600
    7,900    Clark County, Nevada, Airport Revenue
               Bonds, Series 93A, 4.95%, 7/01/12......       7,900
$   1,530    Clear Creek County, Colorado, Revenue
               Bonds, Colorado Finance Pool Program,
               5.00%, 6/01/98.........................    $  1,530
      600    Colorado Student Obligation Bond
               Authority, Student Loan Revenue,
               Series 91C1, 4.90%, 8/01/00............         600
    7,300    Dade County, Florida, Water & Sewer
               Revenue Bonds, 4.95%, 10/05/22.........       7,300
    1,200    Delaware County, Pennsylvania, Industrial
               Development Authority, Scott Paper
               Series D, 5.65%, 12/01/18..............       1,200
      500    Delaware County, Pennsylvania, Industrial
               Development Authority, Scott Paper
               Series E, 5.65%, 12/01/18..............         500
    1,000    Emmaus, Pennsylvania, General Authority,
               Series D5, 5.65%, 3/01/24..............       1,000
    2,500    Emmaus, Pennsylvania, General Authority,
               Series E5, 5.65%, 3/01/24..............       2,500
      300    Illinois Development Finance Authority,
               A.E. Staley Manufacturing Series 85,
               4.90%, 12/01/05........................         300
    1,000    Lehigh County, Pennsylvania, Allegheny
               Electric Cooperative, 5.40%, 12/01/15..       1,000
      600    Louisiana Public Facilities Authority,
               Hospital Revenue, Series 85,
               5.50%, 12/01/00........................         600
    1,000    Massachusetts Health & Education
               Facilities Authority, Series G-1,
               4.50%, 1/01/19.........................       1,000
    1,100    Mobile, Alabama, Industrial Development
               Board, Scott Paper Series A,
               5.65%, 12/01/19........................       1,100
    1,500    Mobile, Alabama, Industrial Development
               Board, Scott Paper Series B,
               5.65%, 12/01/19........................       1,500
    3,900    Nueces County, Texas, Health Facilities,
               Driscoll Childrens' Foundation,
               5.55%, 7/01/15.........................       3,900
    1,500    Person County, North Carolina, Carolina
               Power& Light, 5.55%, 11/01/19..........       1,500
      235    Pinellas County, Florida, Health
               Facilities, Bayfront Medical Center,
               Series 89, 4.95%, 6/01/98..............         235
      540    Polk County, Iowa, Hospital Equipment &
               Improvement Authority,
               5.50%, 12/01/05........................         540
      800    Port Development Corporation Marine
               Terminal, Texas, Series 89,
               4.95%, 1/15/14.........................         800
    1,500    Port of Corpus Christi, Texas, Marine
               Terminal, R.J. Reynolds Metals Series,
               5.40%, 9/01/14.........................       1,500
      650    Putnam County, Florida, Development
               Authority, Seminole Electric
               Series 84H1, 5.55%, 3/15/14............         650
    1,000    Rapides Parish, Louisiana, Central
               Louisiana Electric Series,
               5.40%, 7/01/18.........................       1,000

The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1994
------------------------------------------------------------------------------
THE MUNICPAL MONEY MARKET PORTFOLIO (CONT.)
------------------------------------------------------------------------------
    FACE                                           AMORTIZED
   AMOUNT                                             COST
    (000)                                            (000)
------------------------------------------------------------
WEEKLY VARIABLE RATE BONDS (CONT.)
$     700    Sheboygan, Wisconsin, Wisconsin Power &
               Light Series , 5.40%, 8/01/14..........    $    700
                                                        ----------
                                                            64,355
                                                        ----------
TOTAL VARIABLE/FLOATING RATE INSTRUMENTS..............     171,955
                                                        ----------
TOTAL TAX-EXEMPT INSTRUMENTS (Cost $353,575)..........     353,575
                                                        ----------

TAXABLE INSTRUMENTS (1.2%)
US GOVERNMENT & AGENCY OBLIGATIONS (1.2%)

             Federal Farm Credit Bank
    2,045    Discount Note, 5.75%, 1/20/95............       2,039
             Federal Home Loan Bank
      700    Discount Note, 5.77%, 1/17/95............         698
    1,550    Discount Note, 5.96%, 2/06/95............       1,541
                                                        ----------
TOTAL TAXABLE INSTRUMENTS (Cost $4,278)...............       4,278
                                                        ----------
TOTAL INVESTMENTS (99.6%) (Cost $357,853).............     357,853
                                                        ----------

                                                              VALUE
                                                               (000)
---------------------------------------------------------------------
OTHER ASSETS (0.7%)
   Cash.........................................    $   97
   Interest Receivable..........................     2,485
   Other........................................        34   $  2,616
                                                    ------
LIABILITIES (-0.3%)
   Distributions Payable........................      (613)
   Investment Advisory Fees Payable.............      (252)
   Administrative Fees Payable..................       (66)
   Custodian Fees Payable.......................       (27)
   Director's Fees & Expenses...................        (1)
   Other Liabilities............................       (66)    (1,025)
                                                    ------   --------
NET ASSETS (100%).........................................   $359,444
                                                             --------
                                                             --------

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
   Applicable to 359,426,006 outstanding $.001
   par value shares (authorized 1,000,000,000
   shares)......................................                $1.00
                                                                -----
                                                                -----
--------------------------------------------------------------------------------

TANS  -- Tax Anticipation Notes
TRANS -- Tax & Revenue Anticipation Notes

Variable/Floating Rate Instruments. The interest rate changes on these instruments are based on changes in a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements.

Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Interest rates disclosed for US Government & Agency Obligations represent effective yields.

At December31, 1994, approximately 15% of the net assets were invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.




The accompanying notes are an integral part of the financial statements.
------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

                                                            ACTIVE
                                                           COUNTRY         ASIAN       EMERGING      EUROPEAN        GLOBAL
                                                        ALLOCATION        EQUITY        MARKETS        EQUITY        EQUITY
                                                         PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                        YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                      DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                              1994          1994           1994          1994          1994
                                                             (000)         (000)          (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                           $      4,271  $      3,652  $      10,163  $        301  $        955
  Interest                                                     312           801          3,744            82            97
  Less Foreign Taxes Withheld                                 (454)         (348)          (719)          (42)          (87)
                                                      ------------  ------------  -------------  ------------  ------------
    Total Income                                             4,129         4,105         13,188           341           965
                                                      ------------  ------------  -------------  ------------  ------------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                                    1,202         2,168         11,082           146           414
    Less: Fees Waived                                         (367)         (535)            --          (112)         (126)
                                                      ------------  ------------  -------------  ------------  ------------
  Investment Advisory Fees -- Net                              835         1,633         11,082            34           288
  Administrative Fees                                          346           433          1,388            45            90
  Sub - Administrative Fees                                     --            --            158            --            --
  Custodian Fees                                               168           519          1,752            45            43
  Filing and Registration Fees                                  31            31            123            21            35
  Insurance                                                      8             9             24            --             1
  Directors' Fees and Expenses                                   4             4              4             4             4
  Legal Fees                                                    16            14             40             1             2
  Audit Fees                                                    31            35             59            24            32
  Shareholder Reports                                           35            27             82             7            19
  Brazilian Tax Expense                                         --            --            632            --            --
  Other Expenses                                                 3             3            146             1             1
                                                      ------------  ------------  -------------  ------------  ------------
    Total Expenses                                           1,477         2,708         15,490           182           515
                                                      ------------  ------------  -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                                 2,652         1,397         (2,302)          159           450
                                                      ------------  ------------  -------------  ------------  ------------
NET REALIZED GAIN (LOSS):
  Investments Sold                                          12,714        32,350         68,650         2,757         1,568
  Foreign Currency Transactions                             (4,567)          498         (1,826)         (151)          (75)
                                                      ------------  ------------  -------------  ------------  ------------
    Total Net Realized Gain                                  8,147        32,848         66,824         2,606         1,493
                                                      ------------  ------------  -------------  ------------  ------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           (12,455)      (80,975)      (168,042)       (1,886)       (1,816)
                                                      ------------  ------------  -------------  ------------  ------------
TOTAL NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)                               (4,308)      (48,127)      (101,218)          720          (323)
                                                      ------------  ------------  -------------  ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                   $     (1,656) $    (46,730) $    (103,520) $        879  $        127
                                                      ------------  ------------  -------------  ------------  ------------
                                                      ------------  ------------  -------------  ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                                         JAPANESE
                                                                                  GOLD  INTERNATIONAL INTERNATIONAL        EQUITY
                                                                             PORTFOLIO        EQUITY      SMALL CAP     PORTFOLIO
                                                                           FEBRUARY 1,     PORTFOLIO      PORTFOLIO     APRIL 25,
                                                                              1994* TO    YEAR ENDED     YEAR ENDED      1994* TO
                                                                          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                                                  1994          1994           1994          1994
                                                                                 (000)         (000)          (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                               $        199  $     25,000  $       2,775  $        161
  Interest                                                                         118         3,310            336           138
  Less Foreign Taxes Withheld                                                       (2)       (2,929)          (321)          (24)
                                                                          ------------  ------------  -------------  ------------
    Total Income                                                                   315        25,381          2,790           275
                                                                          ------------  ------------  -------------  ------------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                                                          114         9,581          1,139           244
    Basic Fees -- Sub Adviser                                                       76            --             --            --
    Less: Fees Waived -- Adviser                                                   (55)         (344)          (174)          (80)
         Fees Waived -- Sub Adviser                                                (36)           --             --            --
                                                                          ------------  ------------  -------------  ------------
  Investment Advisory Fees -- Net                                                   99         9,237            965           164
  Administrative Fees                                                               32         1,888            192            50
  Custodian Fees                                                                    12           496            114            22
  Filing and Registration Fees                                                      26            88             51            26
  Insurance                                                                         --            51              3             1
  Directors' Fees and Expenses                                                       4             4              4             3
  Legal Fees                                                                         4            56              5             6
  Audit Fees                                                                        25            46             28            27
  Shareholder Reports                                                               34            85             14             7
  Other Expenses                                                                     2            24              1            --
                                                                          ------------  ------------  -------------  ------------
    Total Expenses                                                                 238        11,975          1,377           306
                                                                          ------------  ------------  -------------  ------------
NET INVESTMENT INCOME (LOSS)                                                        77        13,406          1,413           (31)
                                                                          ------------  ------------  -------------  ------------
NET REALIZED GAIN (LOSS):
  Investments Sold                                                                 974        70,494         (1,638)            4
  Foreign Currency Transactions                                                     (3)       (5,962)          (704)         (531)
                                                                          ------------  ------------  -------------  ------------
    Total Net Realized Gain (Loss)                                                 971        64,532         (2,342)         (527)
                                                                          ------------  ------------  -------------  ------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                (2,809)       46,399         (5,180)         (215)
                                                                          ------------  ------------  -------------  ------------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                                                (1,838)      110,931         (7,522)         (742)
                                                                          ------------  ------------  -------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         $     (1,761) $    124,337  $      (6,109) $       (773)
                                                                          ------------  ------------  -------------  ------------
                                                                          ------------  ------------  -------------  ------------

---------------
*Commencement of operations

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

                                                          EMERGING        EQUITY      SMALL CAP         VALUE
                                                            GROWTH        GROWTH   VALUE EQUITY        EQUITY      BALANCED
                                                         PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                        YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                      DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                              1994          1994           1994          1994          1994
                                                             (000)         (000)          (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                           $        300  $      1,566  $       1,221  $      2,785  $        467
  Interest                                                     411           445             85            84           688
                                                            ------  ------------  -------------  ------------  ------------
    Total Income                                               711         2,011          1,306         2,869         1,155
                                                            ------  ------------  -------------  ------------  ------------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                                    1,110           538            302           352           120
    Less: Fees Waived                                          (16)          (83)           (94)          (73)          (60)
                                                            ------  ------------  -------------  ------------  ------------
  Investment Advisory Fees -- Net                            1,094           455            208           279            60
  Administrative Fees                                          179           147             67           115            43
  Custodian Fees                                                28            35             25            29            16
  Filing and Registration Fees                                  22            25             18            24            16
  Insurance                                                      5             3              2             3             2
  Directors' Fees and Expenses                                   4             4              4             4             4
  Legal Fees                                                     6             5              2             3             2
  Audit Fees                                                    17            17             17            17            17
  Shareholder Reports                                           21            25             11            17             6
  Other Expenses                                                 8             2              1             2             2
                                                            ------  ------------  -------------  ------------  ------------
    Total Expenses                                           1,384           718            355           493           168
                                                            ------  ------------  -------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)                                  (673)        1,293            951         2,376           987
                                                            ------  ------------  -------------  ------------  ------------
NET REALIZED GAIN:
  Investments Sold                                           1,331         3,710          1,484         2,378           496
                                                            ------  ------------  -------------  ------------  ------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)              (891)       (2,690)        (1,598)       (6,089)       (1,998)
                                                            ------  ------------  -------------  ------------  ------------
TOTAL NET REALIZED GAIN AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)                                  440         1,020           (114)       (3,711)       (1,502)
                                                            ------  ------------  -------------  ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                   $       (233) $      2,313  $         837  $     (1,335) $       (515)
                                                            ------  ------------  -------------  ------------  ------------
                                                            ------  ------------  -------------  ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

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         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------

                                              EMERGING
                                               MARKETS                       GLOBAL                                 MUNICIPAL
                                                  DEBT         FIXED          FIXED          HIGH         MONEY         MONEY
                                             PORTFOLIO        INCOME         INCOME         YIELD        MARKET        MARKET
                                           FEBRUARY 1,     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                              1994* TO    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                  1994          1994           1994          1994          1994          1994
                                                 (000)         (000)          (000)         (000)         (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $         --  $         --  $          --  $        171  $         --  $         --
  Interest                                       9,786        13,397         10,192         9,914        30,383         9,915
  Less Foreign Taxes Withheld                       --            --           (168)           --            --            --
                                          ------------  ------------  -------------  ------------  ------------        ------
    Total Income                                 9,786        13,397         10,024        10,085        30,383         9,915
                                          ------------  ------------  -------------  ------------  ------------        ------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                          853           758            586           496         2,127         1,006
    Less: Fees Waived                               --          (276)          (238)           (7)           --            --
                                          ------------  ------------  -------------  ------------  ------------        ------
  Investment Advisory Fees -- Net                  853           482            348           489         2,127         1,006
  Administrative Fees                              135           372            234           169         1,111           534
  Custodian Fees                                   139            48             71            23            73            62
  Filing and Registration Fees                      63            17             14            29            43            49
  Insurance                                          2            12              7             2            26            11
  Directors' Fees and Expenses                       4             4              4             4             4             4
  Legal Fees                                         6            11              8             5            42            19
  Audit Fees                                        42            17             24            22            18            16
  Shareholder Reports                               13             7             17            --            34            18
  Other Expenses                                    18             6              6             1            25            10
                                          ------------  ------------  -------------  ------------  ------------        ------
    Total Expenses                               1,275           976            733           744         3,503         1,729
                                          ------------  ------------  -------------  ------------  ------------        ------
NET INVESTMENT INCOME                            8,511        12,421          9,291         9,341        26,880         8,186
                                          ------------  ------------  -------------  ------------  ------------        ------
NET REALIZED GAIN (LOSS):
  Investments Sold                              (2,514)      (14,132)        (5,933)       (1,581)          (26)           (6)
  Foreign Currency Transactions                   (189)         (747)        (3,142)           --            --            --
  Securities Sold Short                            187            --             --            --            --            --
                                          ------------  ------------  -------------  ------------  ------------        ------
    Total Net Realized Loss                     (2,516)      (14,879)        (9,075)       (1,581)          (26)           (6)
                                          ------------  ------------  -------------  ------------  ------------        ------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                (9,457)       (5,219)       (10,682)      (12,785)           --            --
                                          ------------  ------------  -------------  ------------  ------------        ------
TOTAL NET REALIZED LOSS AND CHANGE IN
  UNREALIZED APPRECIATION (DEPRECIATION)       (11,973)      (20,098)       (19,757)      (14,366)          (26)           (6)
                                          ------------  ------------  -------------  ------------  ------------        ------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             $     (3,462) $     (7,677) $     (10,466) $     (5,025) $     26,854  $      8,180
                                          ------------  ------------  -------------  ------------  ------------        ------
                                          ------------  ------------  -------------  ------------  ------------        ------

---------------
* Commencement of operations


  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE ACTIVE COUNTRY ALLOCATION PORTFOLIO
------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                  YEAR ENDED    YEAR ENDED
                                                                                                 DECEMBER 31,  DECEMBER 31,
                                                                                                        1993          1994
                                                                                                        (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                         $      1,356  $      2,652
  Net Realized Gain                                                                                    4,501         8,147
  Change in Unrealized Appreciation (Depreciation)                                                    19,159       (12,455)
                                                                                                ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                     25,016        (1,656)
                                                                                                ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                                 (644)       (1,773)
  In Excess of Net Investment Income                                                                    (585)           --
  Net Realized Gain                                                                                       --        (4,419)
  In Excess of Net Realized Gain                                                                        (472)           --
                                                                                                ------------  ------------
  Total Distributions                                                                                 (1,701)       (6,192)
                                                                                                ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                         109,834       169,994
  Distributions Reinvested                                                                             1,360         5,395
  Redeemed                                                                                           (33,889)     (135,418)
                                                                                                ------------  ------------
  Net Increase from Capital Share Transactions                                                        77,305        39,971
                                                                                                ------------  ------------
  Total Increase in Net Assets                                                                       100,620        32,123
NET ASSETS:
  Beginning of Period                                                                                 50,234       150,854
                                                                                                ------------  ------------
  End of Period (2)                                                                             $    150,854  $    182,977
                                                                                                ------------  ------------
                                                                                                ------------  ------------

--------------------------------------------------------------------------------------------------------------------------

(1) Capital Share Transactions:
   Shares Subscribed                                                                                   9,943        14,259
   Shares Issued on Distributions Reinvested                                                             137           458
   Shares Redeemed                                                                                    (2,968)      (11,357)
                                                                                                ------------  ------------
   Net Increase in Capital Shares Outstanding                                                          7,112         3,360
                                                                                                ------------  ------------
                                                                                                ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                              $    128,911  $    168,882
   Undistributed Net Investment Income                                                                   660         1,418
   Accumulated Net Realized Gain                                                                       4,140         7,989
   Unrealized Appreciation                                                                            17,143         4,688
                                                                                                ------------  ------------
                                                                                                $    150,854  $    182,977
                                                                                                ------------  ------------
                                                                                                ------------  ------------

-------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO

-------------------------------------------------------------------------------

                                                                                                  YEAR ENDED    YEAR ENDED
                                                                                                 DECEMBER 31,  DECEMBER 31,
                                                                                                        1993          1994
                                                                                                        (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                         $      1,046  $      1,397
  Net Realized Gain                                                                                    5,788        32,848
  Change in Unrealized Appreciation (Depreciation)                                                   111,553       (80,975)
                                                                                                ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                    118,387       (46,730)
                                                                                                ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                                  (42)         (972)
  In Excess of Net Investment Income                                                                    (422)           --
  Net Realized Gain                                                                                     (593)       (5,840)
  In Excess of Net Realized Gain                                                                        (631)           --
                                                                                                ------------  ------------
  Total Distributions                                                                                 (1,688)       (6,812)
                                                                                                ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                         177,134       213,200
  Distributions Reinvested                                                                             1,532         6,036
  Redeemed                                                                                           (50,207)     (175,924)
                                                                                                ------------  ------------
  Net Increase from Capital Share Transactions                                                       128,459        43,312
                                                                                                ------------  ------------
  Total Increase (Decrease) in Net Assets                                                            245,158       (10,230)
NET ASSETS:
  Beginning of Period                                                                                 41,978       287,136
                                                                                                ------------  ------------
  End of Period (2)                                                                             $    287,136  $    276,906
                                                                                                ------------  ------------
                                                                                                ------------  ------------

--------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                                  10,206         9,345
   Shares Issued on Distributions Reinvested                                                             102           233
   Shares Redeemed                                                                                    (2,549)       (7,685)
                                                                                                ------------  ------------
   Net Increase in Capital Shares Outstanding                                                          7,759         1,893
                                                                                                ------------  ------------
                                                                                                ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                              $    164,282  $    207,594
   Undistributed Net Investment Income                                                                   940         1,886
   Accumulated Net Realized Gain                                                                       5,863        32,350
   Unrealized Appreciation                                                                           116,051        35,076
                                                                                                ------------  ------------
                                                                                                $    287,136  $    276,906
                                                                                                ------------  ------------
                                                                                                ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)

-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Loss                                                                      $       (194) $     (2,302)
  Net Realized Gain (Net of India tax of $1,159 on net realized gains for the Year Ended
   December 31, 1994.)                                                                           37,580        66,824
  Change in Unrealized Appreciation (Depreciation)                                              212,433      (168,042)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                               249,819      (103,520)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Realized Gain                                                                                  --       (37,393)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                    430,127       579,390
  Distributions Reinvested                                                                           --        35,730
  Redeemed                                                                                      (18,813)     (279,921)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                  411,314       335,199
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                  661,133       194,286
NET ASSETS:
  Beginning of Period                                                                            74,219       735,352
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    735,352  $    929,638
                                                                                           ------------  ------------
                                                                                           ------------  ------------

-----------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                             32,725        32,685
   Shares Issued on Distributions Reinvested                                                         --         1,974
   Shares Redeemed                                                                               (1,289)      (16,342)
                                                                                           ------------  ------------
   Net Increase in Capital Shares Outstanding                                                    31,436        18,317
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $    483,068  $    818,267
   Accumulated Net Investment Loss                                                                   --          (785)
   Accumulated Net Realized Gain                                                                 37,339        65,253
   Unrealized Appreciation (Net of India tax of $4,779 on unrealized appreciation on
    investments at December 31, 1994.)                                                          214,945        46,903
                                                                                           ------------  ------------
                                                                                           $    735,352  $    929,638
                                                                                           ------------  ------------
                                                                                           ------------  ------------

------------------------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                                 PERIOD FROM
                                                                                           APRIL 2, 1993* TO    YEAR ENDED
                                                                                                DECEMBER 31,  DECEMBER 31,
                                                                                                        1993          1994
                                                                                                       (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $              75  $        159
  Net Realized Gain                                                                                      260         2,606
  Change in Unrealized Appreciation (Depreciation)                                                     1,687        (1,886)
                                                                                                     -------  ------------
  Net Increase in Net Assets Resulting from Operations                                                 2,022           879
                                                                                                     -------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                                   --           (87)
  Net Realized Gain                                                                                       --          (251)
                                                                                                     -------  ------------
  Total Distributions                                                                                     --          (338)
                                                                                                     -------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                          12,366        39,425
  Distributions Reinvested                                                                                --           337
  Redeemed                                                                                            (1,707)      (25,350)
                                                                                                     -------  ------------
  Net Increase from Capital Share Transactions                                                        10,659        14,412
                                                                                                     -------  ------------
  Total Increase in Net Assets                                                                        12,681        14,953
NET ASSETS:
  Beginning of Period                                                                                     --        12,681
                                                                                                     -------  ------------
  End of Period (2)                                                                        $          12,681  $     27,634
                                                                                                     -------  ------------
                                                                                                     -------  ------------

-----------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                                   1,122         2,791
   Shares Issued on Distributions Reinvested                                                              --            27
   Shares Redeemed                                                                                      (140)       (1,818)
                                                                                                     -------  ------------
   Net Increase in Capital Shares Outstanding                                                            982         1,000
                                                                                                     -------  ------------
                                                                                                     -------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $          10,659  $     25,071
   Undistributed Net Investment Income                                                                    84            31
   Accumulated Net Realized Gain                                                                         251         2,731
   Unrealized Appreciation (Depreciation)                                                              1,687          (199)
                                                                                                     -------  ------------
                                                                                           $          12,681  $     27,634
                                                                                                     -------  ------------
                                                                                                     -------  ------------
-----------------
* Commencement of operations.


  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $        128  $        450
  Net Realized Gain                                                                               1,796         1,493
  Change in Unrealized Appreciation (Depreciation)                                                3,624        (1,816)
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                            5,548           127
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                             (36)         (170)
  In Excess of Net Investment Income                                                                (40)           --
  Net Realized Gain                                                                                (111)       (1,756)
                                                                                           ------------  ------------
  Total Distributions                                                                              (187)       (1,926)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                      3,441        72,166
  Distributions Reinvested                                                                          188         1,926
  Redeemed                                                                                         (811)      (13,276)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                    2,818        60,816
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                    8,179        59,017

NET ASSETS:
  Beginning of Period                                                                            11,739        19,918
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     19,918  $     78,935
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                                281         5,281
   Shares Issued on Distributions Reinvested                                                         17           154
   Shares Redeemed                                                                                  (66)         (982)
                                                                                           ------------  ------------
   Net Increase in Capital Shares Outstanding                                                       232         4,453
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $     14,619  $     75,435
   Undistributed Net Investment Income                                                              168           373
   Accumulated Net Realized Gain                                                                  1,756         1,568
   Unrealized Appreciation                                                                        3,375         1,559
                                                                                           ------------  ------------
                                                                                           $     19,918  $     78,935
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
THE GOLD PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                               PERIOD FROM
                                                                                                      FEBRUARY 1, 1994* TO
                                                                                                         DECEMBER 31, 1994
                                                                                                                     (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                              $                  77
  Net Realized Gain                                                                                                    971
  Change in Unrealized Depreciation                                                                                 (2,809)
                                                                                                                  --------
  Net Decrease in Net Assets Resulting from Operations                                                              (1,761)
                                                                                                                  --------
DISTRIBUTIONS:
  Net Investment Income                                                                                                (38)
                                                                                                                  --------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                                        40,892
  Distributions Reinvested                                                                                              32
  Redeemed                                                                                                          (8,882)
                                                                                                                  --------
  Net Increase from Capital Share Transactions                                                                      32,042
                                                                                                                  --------
  Total Increase in Net Assets                                                                                      30,243

NET ASSETS:
  Beginning of Period                                                                                                   --
                                                                                                                  --------
  End of Period (2)                                                                                  $              30,243
                                                                                                                  --------
                                                                                                                  --------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                                                 4,264
   Shares Issued on Distributions Reinvested                                                                             3
   Shares Redeemed                                                                                                    (954)
                                                                                                                  --------
   Net Increase in Capital Shares Outstanding                                                                        3,313
                                                                                                                  --------
                                                                                                                  --------
(2) Net Assets were comprised of:
   Paid in Capital                                                                                   $              32,042
   Undistributed Net Investment Income                                                                                  36
   Accumulated Net Realized Gain                                                                                       974
   Unrealized Depreciation                                                                                          (2,809)
                                                                                                                  --------
                                                                                                     $              30,243
                                                                                                                  --------
                                                                                                                  --------
--------------------
*Commencement of operations.

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $      8,833  $     13,406
  Net Realized Gain                                                                              27,684        64,532
  Change in Unrealized Appreciation (Depreciation)                                              221,419        46,399
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                          257,936       124,337
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                            (571)      (11,956)
  In Excess of Net Investment Income                                                             (6,863)           --
  Net Realized Gain                                                                             (15,370)      (18,019)
                                                                                           ------------  ------------
  Total Distributions                                                                           (22,804)      (29,975)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                    251,210       330,843
  Distributions Reinvested                                                                       19,481        25,762
  Redeemed                                                                                      (69,505)      (93,242)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                  201,186       263,363
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                  436,318       357,725
NET ASSETS:
  Beginning of Period                                                                           510,727       947,045
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    947,045  $  1,304,770
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                              20,089        22,148
  Shares Issued on Distributions Reinvested                                                       1,763         1,872
  Shares Redeemed                                                                                (5,819)       (6,156)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                     16,033        17,864
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $    737,361  $  1,001,514
  Undistributed Net Investment Income                                                            11,557         7,083
  Accumulated Net Realized Gain                                                                  18,688        70,335
  Unrealized Appreciation                                                                       179,439       225,838
                                                                                           ------------  ------------
                                                                                           $    947,045  $  1,304,770
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $        142  $      1,413
  Net Realized Gain (Loss)                                                                          775        (2,342)
  Change in Unrealized Appreciation (Depreciation)                                                3,647        (5,180)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                 4,564        (6,109)
                                                                                           ------------  ------------
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                              (4)          (96)
  In Excess of Net Investment Income                                                                (35)           --
  Net Realized Gain                                                                                  --          (794)
                                                                                           ------------  ------------
  Total Distributions                                                                               (39)         (890)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     45,462       132,287
  Distributions Reinvested                                                                           34           763
  Redeemed                                                                                       (1,011)      (18,784)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   44,485       114,266
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   49,010       107,267
NET ASSETS:
  Beginning of Period                                                                             3,824        52,834
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     52,834  $    160,101
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                               3,336         8,068
  Shares Issued on Distributions Reinvested                                                           3            52
  Shares Redeemed                                                                                  (108)       (1,164)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                      3,231         6,956
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     48,311  $    162,928
  Undistributed Net Investment Income                                                                90           703
  Accumulated Net Realized Gain (Loss)                                                              794        (1,989)
  Unrealized Appreciation (Depreciation)                                                          3,639        (1,541)
                                                                                           ------------  ------------
                                                                                           $     52,834  $    160,101
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE JAPANESE EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                                               PERIOD FROM
                                                                                                        APRIL 25, 1994* TO
                                                                                                         DECEMBER 31, 1994
                                                                                                                     (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Loss                                                                                $                 (31)
  Net Realized Loss                                                                                                   (527)
  Change in Unrealized Depreciation                                                                                   (215)
                                                                                                                  --------
  Net Decrease in Net Assets Resulting from Operations                                                                (773)
                                                                                                                  --------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                                        69,015
  Redeemed                                                                                                         (17,910)
                                                                                                                  --------
  Net Increase from Capital Share Transactions                                                                      51,105
                                                                                                                  --------
  Total Increase in Net Assets                                                                                      50,332

NET ASSETS:
  Beginning of Period                                                                                                   --
                                                                                                                  --------
  End of Period (2)                                                                                  $              50,332
                                                                                                                  --------
                                                                                                                  --------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                                                  6,910
  Shares Redeemed                                                                                                   (1,789)
                                                                                                                  --------
  Net Increase in Capital Shares Outstanding                                                                         5,121
                                                                                                                  --------
                                                                                                                  --------
(2) Net Assets were comprised of:
  Paid in Capital                                                                                    $              50,808
  Accumulated Net Investment Loss                                                                                     (261)
  Unrealized Depreciation                                                                                             (215)
                                                                                                                  --------
                                                                                                     $              50,332
                                                                                                                  --------
                                                                                                                  --------
-----------------
*Commencement of operations.

------------------------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Loss                                                                      $       (703) $       (673)
  Net Realized Gain (Loss)                                                                       (8,842)        1,331
  Change in Unrealized Appreciation (Depreciation)                                               11,279          (891)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                 1,734          (233)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     50,836        85,970
  Redeemed                                                                                      (43,110)      (71,689)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                    7,726        14,281
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                    9,460        14,048
NET ASSETS:
  Beginning of Period                                                                            94,161       103,621
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    103,621  $    117,669
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                               3,441         5,433
  Shares Redeemed                                                                                (2,856)       (4,522)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                        585           911
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     89,990  $    103,598
  Accumulated Net Realized Loss                                                                 (12,256)      (10,925)
  Unrealized Appreciation                                                                        25,887        24,996
                                                                                           ------------  ------------
                                                                                           $    103,621  $    117,669
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE EQUITY GROWTH PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $        864  $      1,293
  Net Realized Gain                                                                               2,813         3,710
  Change in Unrealized Appreciation (Depreciation)                                                 (190)       (2,690)
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                            3,487         2,313
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                            (864)         (952)
  In Excess of Net Investment Income                                                                (47)           --
  Net Realized Gain                                                                                  --        (2,220)
                                                                                           ------------  ------------
  Total Distributions                                                                              (911)       (3,172)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     69,561        47,456
  Distributions Reinvested                                                                          880         3,096
  Redeemed                                                                                      (45,213)      (26,223)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   25,228        24,329
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   27,804        23,470

NET ASSETS:
  Beginning of Period                                                                            45,985        73,789
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     73,789  $     97,259
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                               6,049         3,964
  Shares Issued on Distributions Reinvested                                                          76           267
  Shares Redeemed                                                                                (3,918)       (2,218)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                      2,207         2,013
                                                                                           ------------  ------------
                                                                                           ------------  ------------

(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     68,255  $     92,584
  Undistributed Net Investment Income                                                               120           461
  Accumulated Net Realized Gain                                                                   1,969         3,459
  Unrealized Appreciation                                                                         3,445           755
                                                                                           ------------  ------------
                                                                                           $     73,789  $     97,259
                                                                                           ------------  ------------
                                                                                           ------------  ------------

------------------------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $        467  $        951
  Net Realized Gain                                                                                 720         1,484
  Change in Unrealized Appreciation (Depreciation)                                                  603        (1,598)
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                            1,790           837
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                            (309)         (831)
  Net Realized Gain                                                                                  --          (720)
                                                                                           ------------  ------------
  Total Distributions                                                                              (309)       (1,551)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     26,738        25,447
  Distributions Reinvested                                                                          301         1,464
  Redeemed                                                                                       (7,719)      (12,939)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   19,320        13,972
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   20,801        13,258

NET ASSETS:
  Beginning of Period                                                                             5,974        26,775
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     26,775  $     40,033
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                               2,513         2,358
  Shares Issued on Distributions Reinvested                                                          28           137
  Shares Redeemed                                                                                  (718)       (1,200)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                      1,823         1,295
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     25,222  $     39,194
  Undistributed Net Investment Income                                                               161           281
  Accumulated Net Realized Gain                                                                     720         1,484
  Unrealized Appreciation (Depreciation)                                                            672          (926)
                                                                                           ------------  ------------
                                                                                           $     26,775  $     40,033
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE VALUE EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $      1,381  $      2,376
  Net Realized Gain                                                                               2,718         2,378
  Change in Unrealized Appreciation (Depreciation)                                                1,999        (6,089)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                 6,098        (1,335)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                          (1,169)       (2,189)
  Net Realized Gain                                                                                  --        (2,504)
                                                                                           ------------  ------------
  Total Distributions                                                                            (1,169)       (4,693)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     44,906        45,372
  Distributions Reinvested                                                                        1,049         4,395
  Redeemed                                                                                      (23,827)      (24,931)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   22,128        24,836
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   27,057        18,808

NET ASSETS:
  Beginning of Period                                                                            27,541        54,598
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     54,598  $     73,406
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                               3,767         3,798
  Shares Issued on Distributions Reinvested                                                          89           372
  Shares Redeemed                                                                                (1,969)       (2,109)
                                                                                           ------------  ------------
  Net Increase in Capital Shares Outstanding                                                      1,887         2,061
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     47,884  $     72,751
  Undistributed Net Investment Income                                                               442           643
  Accumulated Net Realized Gain                                                                   2,478         2,307
  Unrealized Appreciation (Depreciation)                                                          3,794        (2,295)
                                                                                           ------------  ------------
                                                                                           $     54,598  $     73,406
                                                                                           ------------  ------------
                                                                                           ------------  ------------

------------------------------------------------------------------------------
THE BALANCED PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $      1,390  $        987
  Net Realized Gain                                                                               3,879           496
  Change in Unrealized (Depreciation)                                                            (1,029)       (1,998)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                 4,240          (515)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                          (1,390)       (1,257)
  In Excess of Net Investment Income                                                               (258)           --
  Net Realized Gain                                                                                (201)       (3,880)
  In Excess of Net Realized Gain                                                                 (3,044)           --
                                                                                           ------------  ------------
  Total Distributions                                                                            (4,893)       (5,137)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                      3,110         4,396
  Distributions Reinvested                                                                        4,366         4,725
  Redeemed                                                                                      (17,033)      (14,661)
                                                                                           ------------  ------------
  Net Decrease from Capital Share Transactions                                                   (9,557)       (5,540)
                                                                                           ------------  ------------
  Total Decrease in Net Assets                                                                  (10,210)      (11,192)

NET ASSETS:
  Beginning of Period                                                                            39,894        29,684
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     29,684  $     18,492
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                                 290           470
  Shares Issued on Distributions Reinvested                                                         420           502
  Shares Redeemed                                                                                (1,571)       (1,574)
                                                                                           ------------  ------------
  Net Decrease in Capital Shares Outstanding                                                       (861)         (602)
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $     23,819  $     18,279
  Undistributed Net Investment Income                                                               505           214
  Accumulated Net Realized Gain                                                                   3,858           495
  Unrealized Appreciation (Depreciation)                                                          1,502          (496)
                                                                                           ------------  ------------
                                                                                           $     29,684  $     18,492
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO
------------------------------------------------------------------------------

                                                                                                               PERIOD FROM
                                                                                                      FEBRUARY 1, 1994* TO
                                                                                                              DECEMBER 31,
                                                                                                                      1994
                                                                                                                     (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                              $               8,511
  Net Realized Loss                                                                                                 (2,516)
  Change in Unrealized Depreciation                                                                                 (9,457)
                                                                                                                  --------
  Net Decrease in Net Assets Resulting from Operations                                                              (3,462)
                                                                                                                  --------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                                       190,661
  Redeemed                                                                                                         (42,250)
                                                                                                                  --------
  Net Increase from Capital Share Transactions                                                                     148,411
                                                                                                                  --------
  Total Increase in Net Assets                                                                                     144,949
NET ASSETS:
  Beginning of Period                                                                                                   --
                                                                                                                  --------
  End of Period (2)                                                                                  $             144,949
                                                                                                                  --------
                                                                                                                  --------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                                                 21,753
  Shares Redeemed                                                                                                   (4,872)
                                                                                                                  --------
  Net Increase in Capital Shares Outstanding                                                                        16,881
                                                                                                                  --------
                                                                                                                  --------
(2) Net Assets were comprised of:
  Paid in Capital                                                                                    $             148,411
  Undistributed Net Investment Income                                                                                8,322
  Accumulated Net Realized Loss                                                                                     (2,327)
  Unrealized Depreciation                                                                                           (9,457)
                                                                                                                  --------
                                                                                                     $             144,949
                                                                                                                  --------
                                                                                                                  --------
-----------------
*Commencement of operations.

------------------------------------------------------------------------------
THE FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSSETS
OPERATIONS:
  Net Investment Income                                                                    $     10,095  $     12,421
  Net Realized Gain (Loss)                                                                        8,090       (14,879)
  Change in Unrealized Appreciation (Depreciation)                                               (2,112)       (5,219)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                16,073        (7,677)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                         (10,095)      (11,181)
  In Excess of Net Investment Income                                                               (146)           --
  Net Realized Gain                                                                              (3,669)       (8,092)
  In Excess of Net Realized Gain                                                                     --           (22)
                                                                                           ------------  ------------
  Total Distributions                                                                           (13,910)      (19,295)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                    135,882        91,618
  Distributions Reinvested                                                                       12,353        16,756
  Redeemed                                                                                      (63,940)     (112,739)
                                                                                           ------------  ------------
  Net Increase (Decrease) from Capital Share Transactions                                        84,295        (4,365)
                                                                                           ------------  ------------
  Total Increase (Decrease) in Net Assets                                                        86,458       (31,337)
NET ASSETS:
  Beginning of Period                                                                           154,210       240,668
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    240,668  $    209,331
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                              12,327         9,049
  Shares Issued on Distributions Reinvested                                                       1,135         1,625
  Shares Redeemed                                                                                (5,784)      (11,150)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Capital Shares Outstanding                                           7,678          (476)
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
  Paid in Capital                                                                          $    231,416  $    227,051
  Undistributed Net Investment Income                                                               781         1,274
  Accumulated Net Realized Gain (Loss)                                                            8,092       (14,154)
  Unrealized Appreciation (Depreciation)                                                            379        (4,840)
                                                                                           ------------  ------------
                                                                                           $    240,668  $    209,331
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE GLOBAL FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $      7,832  $      9,291
  Net Realized Gain (Loss)                                                                        4,506        (9,075)
  Change in Unrealized Appreciation (Depreciation)                                                5,277       (10,682)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                17,615       (10,466)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                          (7,831)       (5,595)
  In Excess of Net Investment Income                                                             (2,164)           --
  Net Realized Gain                                                                              (1,320)       (4,564)
                                                                                           ------------  ------------
  Total Distributions                                                                           (11,315)      (10,159)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                    113,012        96,510
  Distributions Reinvested                                                                        9,424         9,111
  Redeemed                                                                                      (49,165)     (126,789)
                                                                                           ------------  ------------
  Net Increase (Decrease) from Capital Share Transactions                                        73,271       (21,168)
                                                                                           ------------  ------------
  Total Increase (Decrease) in Net Assets                                                        79,571       (41,793)
NET ASSETS:
  Beginning of Period                                                                            92,897       172,468
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    172,468  $    130,675
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                              9,941         8,912
   Shares Issued on Distributions Reinvested                                                        869           833
   Shares Redeemed                                                                               (4,300)      (11,801)
                                                                                           ------------  ------------
   Net Increase (Decrease) in Capital Shares Outstanding                                          6,510        (2,056)
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $    162,825  $    141,657
   Undistributed Net Investment Income                                                            1,060         1,613
   Accumulated Net Realized Gain (Loss)                                                           4,563        (5,933)
   Unrealized Appreciation (Depreciation)                                                         4,020        (6,662)
                                                                                           ------------  ------------
                                                                                           $    172,468  $    130,675
                                                                                           ------------  ------------
                                                                                           ------------  ------------

------------------------------------------------------------------------------
THE HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $      3,465  $      9,341
  Net Realized Gain (Loss)                                                                        1,550        (1,581)
  Change in Unrealized Appreciation (Depreciation)                                                2,151       (12,785)
                                                                                           ------------  ------------
  Net Increase (Decrease) in Net Assets Resulting from Operations                                 7,166        (5,025)
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                          (3,128)       (9,097)
  Net Realized Gain                                                                                  --        (1,413)
                                                                                           ------------  ------------
    Total Distributions                                                                          (3,128)      (10,510)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                     56,684        72,764
  Distributions Reinvested                                                                        3,050         8,869
  Redeemed                                                                                       (9,466)      (43,375)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   50,268        38,258
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   54,306        22,723
NET ASSETS:
  Beginning of Period                                                                            20,194        74,500
                                                                                           ------------  ------------
  End of Period (2)                                                                        $     74,500  $     97,223
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                              5,224         6,882
   Shares Issued on Distributions Reinvested                                                        286           858
   Shares Redeemed                                                                                 (863)       (4,235)
                                                                                           ------------  ------------
   Net Increase in Capital Shares Outstanding                                                     4,647         3,505
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $     70,468  $    108,726
   Undistributed Net Investment Income                                                              487           731
   Accumulated Net Realized Gain (Loss)                                                           1,413        (1,581)
   Unrealized Appreciation (Depreciation)                                                         2,132       (10,653)
                                                                                           ------------  ------------
                                                                                           $     74,500  $     97,223
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                    $     18,116  $     26,880
  Net Realized Gain (Loss)                                                                           16           (26)
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                           18,132        26,854
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                         (18,116)      (26,888)
  In Excess of Net Investment Income                                                                (35)           --
                                                                                           ------------  ------------
  Total Distributions                                                                           (18,151)      (26,888)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                  4,443,610     4,547,025
  Distributions Reinvested                                                                       16,202        24,451
  Redeemed                                                                                   (4,401,802)   (4,538,102)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   58,010        33,374
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   57,991        33,340

NET ASSETS:
  Beginning of Period                                                                           599,172       657,163
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    657,163  $    690,503
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                          4,443,610     4,547,025
   Shares Issued on Distributions Reinvested                                                     16,202        24,451
   Shares Redeemed                                                                           (4,401,802)   (4,538,102)
                                                                                           ------------  ------------
   Net Increase in Capital Shares Outstanding                                                    58,010        33,374
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $    657,221  $    690,595
   Undistributed Net Investment Income                                                                8            --
   Accumulated Net Realized Loss                                                                    (66)          (92)
                                                                                           ------------  ------------
                                                                                           $    657,163  $    690,503
                                                                                           ------------  ------------
                                                                                           ------------  ------------

------------------------------------------------------------------------------
THE MUNICIPAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------

                                                                                             YEAR ENDED    YEAR ENDED
                                                                                           DECEMBER 31,  DECEMBER 31,
                                                                                                   1993          1994
                                                                                                  (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSSETS
OPERATIONS:
  Net Investment Income                                                                    $      4,402  $      8,186
  Net Realized Loss                                                                                  (2)           (6)
                                                                                           ------------  ------------
  Net Increase in Net Assets Resulting from Operations                                            4,400         8,180
                                                                                           ------------  ------------
DISTRIBUTIONS:
  Net Investment Income                                                                          (4,402)       (8,186)
  In Excess of Net Realized Gain                                                                    (27)           --
                                                                                           ------------  ------------
  Total Distributions                                                                            (4,429)       (8,186)
                                                                                           ------------  ------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                                  1,780,153     2,267,352
  Distributions Reinvested                                                                        3,955         7,587
  Redeemed                                                                                   (1,726,421)   (2,182,013)
                                                                                           ------------  ------------
  Net Increase from Capital Share Transactions                                                   57,687        92,926
                                                                                           ------------  ------------
  Total Increase in Net Assets                                                                   57,658        92,920

NET ASSETS:
  Beginning of Period                                                                           208,866       266,524
                                                                                           ------------  ------------
  End of Period (2)                                                                        $    266,524  $    359,444
                                                                                           ------------  ------------
                                                                                           ------------  ------------

--------------------------------------------------------------------------------
(1) Capital Share Transactions:
   Shares Subscribed                                                                          1,780,153     2,267,352
   Shares Issued on Distributions Reinvested                                                      3,955         7,587
   Shares Redeemed                                                                           (1,726,421)   (2,182,013)
                                                                                           ------------  ------------
   Net Increase in Capital Shares Outstanding                                                    57,687        92,926
                                                                                           ------------  ------------
                                                                                           ------------  ------------
(2) Net Assets were comprised of:
   Paid in Capital                                                                         $    266,524  $    359,452
   Accumulated Net Realized Loss                                                                     --            (8)
                                                                                           ------------  ------------
                                                                                           $    266,524  $    359,444
                                                                                           ------------  ------------
                                                                                           ------------  ------------

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO

------------------------------------------------------------------------------

                                                             PERIOD FROM    TWO MONTHS
                                                             JANUARY 17,         ENDED                  YEAR ENDED
                                                                1992* TO      DECEMBER    YEAR ENDED      DECEMBER
                                                             OCTOBER 31,           31,      DECEMBER           31,
                                                                    1992          1992      31, 1993          1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   10.00     $    9.37     $    9.59     $   12.21
                                                             -----------         -----   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                         0.11          0.02          0.13          0.19
  Net Realized and Unrealized Gain (Loss) on Investments           (0.74)         0.20          2.75         (0.25)
                                                             -----------         -----   -----------   -----------
    Total from Investment Operations                               (0.63)         0.22          2.88          (.06)
                                                             -----------         -----   -----------   -----------
DISTRIBUTIONS
  Net Investment Income                                               --            --         (0.09)        (0.14)
  In Excess of Net Investment Income                                  --            --         (0.08)           --
  Net Realized Gain                                                   --            --            --         (0.36)
  In Excess of Net Realized Gain                                      --            --         (0.09)           --
                                                             -----------         -----   -----------   -----------
    Total Distributions                                               --            --         (0.26)        (0.50)
                                                             -----------         -----   -----------   -----------
NET ASSET VALUE, END OF PERIOD                                 $    9.37     $    9.59     $   12.21     $   11.65
                                                             -----------         -----   -----------   -----------
                                                             -----------         -----   -----------   -----------
TOTAL RETURN                                                       (6.30)%        2.35%        30.72%        (0.52)%
                                                             -----------         -----   -----------   -----------
                                                             -----------         -----   -----------   -----------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $47,534       $50,234      $150,854      $182,977
Ratio of Expenses to Average Net Assets (1)                         0.88%**        0.80%**        0.80%        0.80%
Ratio of Net Investment Income to Average Net Assets (1)            2.32%**        1.22%**        1.29%        1.43%
Portfolio Turnover Rate                                              %62           % 2           %53           %51

-----------------
(1) Effect of voluntary expense limitation during the
   period:
      Per share benefit to net investment income             $      0.03   $      0.01   $      0.05   $      0.03
   Ratios before expense limitation:
      Expenses to Average Net Assets                                1.58%**        1.70%**        1.33%        1.00%
      Net Investment Income to Average Net Assets                   1.62%**        0.32%**        0.76%        1.23%

 *Commencement of operations.
**Annualized

------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                         PERIOD FROM
                                                    JULY 1, 1991* TO   YEAR ENDED  TWO MONTHS ENDED    YEAR ENDED    YEAR ENDED
                                                         OCTOBER 31,  OCTOBER 31,      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                1991         1992              1992          1993          1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $          10.00  $      9.67  $          13.63  $      13.11  $      26.20
                                                    ----------------  -----------  ----------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                     0.03         0.14              0.01          0.10          0.11
  Net Realized and Unrealized Gain (Loss) on
   Investments                                                 (0.36)        3.86             (0.53)        13.38         (4.15)
                                                    ----------------  -----------  ----------------  ------------  ------------
    Total from Investment Operations                           (0.33)        4.00             (0.52)        13.48         (4.04)
                                                    ----------------  -----------  ----------------  ------------  ------------
DISTRIBUTIONS
  Net Investment Income                                           --        (0.04)               --         (0.01)        (0.09)
  In Excess of Net Investment Income                              --           --                --         (0.13)           --
  Net Realized Gain                                               --           --                --         (0.12)        (0.53)
  In Excess of Net Realized Gain                                  --           --                --         (0.13)           --
                                                    ----------------  -----------  ----------------  ------------  ------------
    Total Distributions                                           --        (0.04)               --         (0.39)        (0.62)
                                                    ----------------  -----------  ----------------  ------------  ------------
NET ASSET VALUE, END OF PERIOD                      $           9.67  $     13.63  $          13.11  $      26.20  $      21.54
                                                    ----------------  -----------  ----------------  ------------  ------------
                                                    ----------------  -----------  ----------------  ------------  ------------
TOTAL RETURN                                                   (3.30)%      41.50%            (3.82)%      105.71%       (15.81)%
                                                    ----------------  -----------  ----------------  ------------  ------------
                                                    ----------------  -----------  ----------------  ------------  ------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $10,719      $41,017           $41,978      $287,136      $276,906
Ratio of Expenses to Average Net Assets (1)                     1.00%**      1.00%             1.00%**       1.00%         1.00%
Ratio of Net Investment Income to Average Net
   Assets (1)                                                   1.13%**      1.53%             0.61%**       0.83%         0.52%
Portfolio Turnover Rate                                            2%          33%               10%           18%           47%

-----------------
(1) Effect of voluntary expense limitation during
      the period:
      Per share benefit to net investment income    $           0.02  $      0.06  $           0.02  $       0.05  $       0.04
   Ratios before expense limitation:
      Expenses to Average Net Assets                            2.52%**      1.63%             2.02%**       1.38%         1.20%
      Net Investment Income (Loss) to Average Net
      Assets                                                   (0.39 %**     0.90%            (0.41 %**      0.45%         0.32%

 *Commencement of operations.
**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
------------------------------------------------------------------------------
THE EMERGING MARKETS PORTFOLIO
------------------------------------------------------------------------------

                                                         PERIOD FROM
                                                           SEPTEMBER    TWO MONTHS
                                                           25, 1992*         ENDED    YEAR ENDED    YEAR ENDED
                                                          TO OCTOBER      DECEMBER      DECEMBER      DECEMBER
                                                                 31,           31,           31,           31,
                                                                1992          1992          1993          1994
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $   10.00     $   10.11     $   10.22     $   19.00
                                                         -----------         -----   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss (1)                                         --            --         (0.01)        (0.04)
  Net Realized and Unrealized Gain (Loss) on
   Investments                                                  0.11          0.11          8.79         (2.56)
                                                         -----------         -----   -----------   -----------
    Total from Investment Operations                            0.11          0.11          8.78         (2.60)
                                                         -----------         -----   -----------   -----------
DISTRIBUTIONS
  Net Realized Gain                                               --            --            --         (0.10)
                                                         -----------         -----   -----------   -----------
NET ASSET VALUE, END OF PERIOD                             $   10.11     $   10.22     $   19.00     $   16.30
                                                         -----------         -----   -----------   -----------
                                                         -----------         -----   -----------   -----------
TOTAL RETURN                                                   1.10%         1.09%        85.91%         (9.63)%
                                                         -----------         -----   -----------   -----------
                                                         -----------         -----   -----------   -----------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $28,806       $74,219      $735,352      $929,638
Ratio of Expenses to Average Net Assets (1)                     1.75%**       1.75%**       1.75%         1.75%
Ratio of Net Investment Loss to Average Net Assets (1)         (0.53)%**     (0.33)%**     (0.06)%       (0.26)%
Portfolio Turnover Rate                                            0%            2%           52%           32%


---------------
(1) Effect of voluntary expense limitation during the
   period:
      Per share benefit to net investment income             $  0.02       $  0.00      $   0.01           N/A
   Ratios before expense limitation:
      Expenses to Average Net Assets                            4.82%**       2.48%**       1.79%          N/A
      Net Investment Loss to Average Net Assets                (3.60)%**     (1.06)%**     (0.10)%         N/A

 *Commencement of operations.
**Annualized.

------------------------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO
------------------------------------------------------------------------------

                                                                                                   PERIOD FROM
                                                                                                APRIL 2, 1993*      YEAR ENDED
                                                                                               TO DECEMBER 31,    DECEMBER 31,
                                                                                                          1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $   10.00       $   12.91
                                                                                                       -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                                                               0.08            0.08
  Net Realized and Unrealized Gain on Investments                                                         2.83            1.29
                                                                                                       -------         -------
    Total from Investment Operations                                                                      2.91            1.37
                                                                                                       -------         -------
DISTRIBUTIONS
  Net Investment Income                                                                                     --           (0.09)
  Net Realized Gain                                                                                         --           (0.25)
                                                                                                       -------         -------
    Total Distributions                                                                                     --           (0.34)
                                                                                                       -------         -------
NET ASSET VALUE, END OF PERIOD                                                                       $   12.91       $   13.94
                                                                                                       -------         -------
                                                                                                       -------         -------
TOTAL RETURN                                                                                             29.10%          10.88%
                                                                                                       -------         -------
                                                                                                       -------         -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                                  $12,681         $27,634
Ratio of Expenses to Average Net Assets (1)                                                               1.00%**         1.00%
Ratio of Net Investment Income to Average Net Assets (1)                                                  1.23%**         0.87%
Portfolio Turnover Rate                                                                                     15%             79%

---------------
(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                                             $            0.09  $         0.06
   Ratios before expense limitation:
      Expenses to Average Net Assets                                                                      2.43%**         1.62%
      Net Investment Income (Loss) to Average Net Assets                                                 (0.21)%**        0.25%

 *Commencement of operations.
**Annualized.

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                   PERIOD FROM
                                                                JULY 15, 1992*  TWO MONTHS ENDED    YEAR ENDED    YEAR ENDED
                                                                TO OCTOBER 31,      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                          1992              1992          1993          1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $          10.00  $           9.35  $       9.75  $      13.87
                                                                        ------             -----        ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                               0.02              0.01          0.08          0.08
  Net Realized and Unrealized Gain (Loss) on Investments                 (0.67)             0.39          4.18          0.79
                                                                        ------             -----        ------        ------
    Total from Investment Operations                                     (0.65)             0.40          4.26          0.87
                                                                        ------             -----        ------        ------
DISTRIBUTIONS
  Net Investment Income                                                     --                --         (0.02)        (0.12)
  In Excess of Net Investment Income                                        --                --         (0.03)           --
  Net Realized Gain                                                         --                --         (0.09)        (1.22)
                                                                        ------             -----        ------        ------
    Total Distributions                                                     --                --         (0.14)        (1.34)
                                                                        ------             -----        ------        ------
NET ASSET VALUE, END OF PERIOD                                $           9.35  $           9.75  $      13.87  $      13.40
                                                                        ------             -----        ------        ------
                                                                        ------             -----        ------        ------
TOTAL RETURN                                                             (6.50)%             4.28%        44.24%         6.95%
                                                                        ------             -----        ------        ------
                                                                        ------             -----        ------        ------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                  $11,257           $11,739       $19,918       $78,935
Ratio of Expenses to Average Net Assets (1)                               1.00%**           1.00%**       1.00%         1.00%
Ratio of Net Investment Income to Average Net Assets (1)                  1.00%**           0.69%**       0.84%         0.87%
Portfolio Turnover Rate                                                     10%                5%           42%           12%

---------------

(1) Effect of voluntary expense limitation during the
 period:
      Per share benefit to net investment income              $           0.08  $           0.02  $       0.01  $       0.02
  Ratios before expense limitation:
      Expenses to Average Net Assets                                      5.22%**           2.49%**       1.66%         1.24%
      Net Investment Income (Loss) to Average Net Assets                 (3.22)%**         (0.80)%**      0.18%         0.63%

 *Commencement of operations.
**Annualized
--------------------------------------------------------------------------------
THE GOLD PORTFOLIO

--------------------------------------------------------------------------------

                                                                             PERIOD FROM
                                                                             FEBRUARY 1,
                                                                                   1994*
                                                                             TO DECEMBER
                                                                                     31,
                                                                                    1994
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $      10.00
                                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                                         0.03
  Net Realized and Unrealized Loss on Investments                                  (0.88)
                                                                                  ------
    Total from Investment Operations                                               (0.85)
                                                                                  ------
DISTRIBUTIONS
  Net Investment Income                                                            (0.02)
                                                                                  ------
NET ASSET VALUE, END OF PERIOD                                              $       9.13
                                                                                  ------
                                                                                  ------
TOTAL RETURN                                                                       (8.49)%
                                                                                  ------
                                                                                  ------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                            $30,243
Ratio of Expenses to Average Net Assets (1)                                         1.25%**
Ratio of Net Investment Income to Average Net Assets (1)                            0.41%**
Portfolio Turnover Rate                                                               56%

---------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                            $       0.04
  Ratios before expense limitation:
      Expenses to Average Net Assets                                                1.72%**
      Net Investment Loss to Average Net Assets                                    (0.06)%**

 *Commencement of operations.
 **Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                           TWO MONTHS
                                                 YEAR ENDED    YEAR ENDED    YEAR ENDED         ENDED    YEAR ENDED    YEAR ENDED
                                                OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                       1990          1991          1992          1992          1993          1994
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       9.72  $      10.05  $      10.52  $       9.83  $       9.98  $      14.09
                                                     ------        ------        ------         -----        ------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                            0.19          0.12          0.12          0.01          0.15          0.16
  Net Realized and Unrealized Gain (Loss) on
   Investments                                         0.20          0.58         (0.59)         0.14          4.36          1.54
                                                     ------        ------        ------         -----        ------        ------
    Total from Investment Operations                   0.39          0.70         (0.47)         0.15          4.51          1.70
                                                     ------        ------        ------         -----        ------        ------
DISTRIBUTIONS
  Net Investment Income                               (0.06)        (0.15)        (0.17)           --         (0.01)        (0.18)
  In Excess of Net Investment Income                     --            --            --            --         (0.13)           --
  Net Realized Gain                                      --         (0.08)        (0.05)           --         (0.26)        (0.27)
                                                     ------        ------        ------         -----        ------        ------
    Total Distributions                               (0.06)        (0.23)        (0.22)           --         (0.40)        (0.45)
                                                     ------        ------        ------         -----        ------        ------
NET ASSET VALUE, END OF PERIOD                 $      10.05  $      10.52  $       9.83  $       9.98  $      14.09  $      15.34
                                                     ------        ------        ------         -----        ------        ------
                                                     ------        ------        ------         -----        ------        ------
TOTAL RETURN                                           3.99%         7.17%        (4.56)%        1.53%        46.50%        12.39%
                                                     ------        ------        ------         -----        ------        ------
                                                     ------        ------        ------         -----        ------        ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)              $110,716      $283,776      $486,836      $510,727      $947,045    $1,304,770
Ratio of Expenses to Average Net Assets (1)            1.03%         1.00%         1.00%         1.00%**       1.00%         1.00%
Ratio of Net Investment Income to Average Net
 Assets (1)                                            3.51%         2.27%         1.46%         0.68%**       1.25%         1.12%
Portfolio Turnover Rate                                  38%           22%           12%            5%           23%           16%

---------------

(1) Effect of voluntary expense limitation
    during the period:
      Per share benefit to net investment income  $     0.01  $     0.01  $     0.00  $     0.00    $    0.01  $    0.004
   Ratios before expense limitation:
      Expenses to Average Net Assets                    1.24%       1.09%       1.02%       1.14%**      1.06%       1.03%
      Net Investment Income to Average Net
      Assets                                            3.30%       2.18%       1.44%       0.54%**      1.19%       1.09%

**Annualized
--------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                                                                             PERIOD FROM
                                                                            DECEMBER 15,
                                                                                   1992*
                                                                             TO DECEMBER    YEAR ENDED    YEAR ENDED
                                                                                     31,  DECEMBER 31,  DECEMBER 31,
                                                                                    1992         1993+          1994
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $      10.00  $      10.09  $      14.64
                                                                                  ------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                                         0.01          0.09          0.14
  Net Realized and Unrealized Gain on Investments (2)                               0.08          4.48          0.62
                                                                                  ------  ------------  ------------
    Total from Investment Operations                                                0.09          4.57          0.76
                                                                                  ------  ------------  ------------
DISTRIBUTIONS
  Net Investment Income                                                               --          0.00         (0.03)
  In Excess of Net Investment Income                                                  --         (0.02)           --
  Net Realized Gain                                                                   --            --         (0.22)
                                                                                  ------  ------------  ------------
    Total Distributions                                                               --         (0.02)        (0.25)
                                                                                  ------  ------------  ------------
NET ASSET VALUE, END OF PERIOD                                              $      10.09  $      14.64  $      15.15
                                                                                  ------  ------------  ------------
                                                                                  ------  ------------  ------------
TOTAL RETURN                                                                        0.90%        45.34%         5.25%
                                                                                  ------  ------------  ------------
                                                                                  ------  ------------  ------------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                             $3,824       $52,834      $160,101
Ratio of Expenses to Average Net Assets (1)                                         1.15%**       1.15%         1.15%
Ratio of Net Investment Income to Average Net Assets (1)                            1.37%**       0.66%         1.18%
Portfolio Turnover Rate                                                                0%           14%            8%

---------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                            $       0.16  $       0.10  $       0.02
   Ratios before expense limitation:
      Expenses to Average Net Assets                                               21.67%**       1.86%         1.29%
      Net Investment Income (Loss) to Average Net Assets                          (19.15)%**     (0.05)%        1.04%

(2) Reflects a 1% transaction fee on purchases and redemptions of capital shares.

 +Per share amounts for the year ended December 31, 1993 are based on average outstanding shares.
 *Commencement of operations.
**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
S   Morgan Stanley
    Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE JAPANESE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                  PERIOD FROM
                                                                              APRIL 25, 1994*
                                                                              TO DECEMBER 31,
                                                                                         1994
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $10.00
                                                                                       ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss (1)                                                               (0.01)
  Net Realized and Unrealized Loss on Investments                                       (0.16)
                                                                                       ------
    Total from Investment Operations                                                    (0.17)
                                                                                       ------
NET ASSET VALUE, END OF PERIOD                                              $            9.83
                                                                                       ------
                                                                                       ------
TOTAL RETURN                                                                            (1.70)%
                                                                                       ------
                                                                                       ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                 $50,332
Ratio of Expenses to Average Net Assets (1)                                              1.00%**
Ratio of Net Investment Loss to Average Net Assets (1)                                  (0.10)%**
Portfolio Turnover Rate                                                                     1%

---------------

(1) Effect of voluntary expense limitation during the period:
      Per share benefit to net investment income                            $            0.02
  Ratios before expense limitation:
      Expenses to Average Net Assets                                                     1.27%**
      Net Investment Loss to Average Net Assets                                         (0.37)%**

 *Commencement of operations.
**Annualized
--------------------------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                    PERIOD FROM
                              NOVEMBER 1, 1989*      YEAR ENDED      YEAR ENDED    TWO MONTHS ENDED      YEAR ENDED      YEAR ENDED
                                 TO OCTOBER 31,     OCTOBER 31,     OCTOBER 31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           1990           1991+            1992                1992            1993            1994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                    $       10.00   $        9.03   $       16.18   $           14.97   $       16.22   $       16.22
                                     ------          ------          ------              ------          ------          ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (Loss) (1)                          0.08              --           (0.09)              (0.01)          (0.11)          (0.09)
  Net Realized and
   Unrealized Gain (Loss) on
   Investments                        (1.00)           7.19           (1.12)               1.26            0.11           (0.01)
                                     ------          ------          ------              ------          ------          ------
    Total from Investment
     Operations                       (0.92)           7.19           (1.21)               1.25            0.00           (0.10)
                                     ------          ------          ------              ------          ------          ------
DISTRIBUTIONS
  Net Investment Income               (0.05)          (0.04)             --                  --              --              --
                                     ------          ------          ------              ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                       $        9.03   $       16.18   $       14.97   $           16.22   $       16.22   $       16.12
                                     ------          ------          ------              ------          ------          ------
                                     ------          ------          ------              ------          ------          ------
TOTAL RETURN                          (9.27)%         79.84%          (7.48)%              8.35%           0.00%          (0.62)%
                                     ------          ------          ------              ------          ------          ------
                                     ------          ------          ------              ------          ------          ------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                        $11,261         $54,364         $80,156             $94,161        $103,621        $117,669
Ratio of Expenses to Average
 Net Assets (1)                        1.26%**         1.25%           1.25%               1.25%**         1.25%           1.25%
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (1)                        0.64%**         0.00%          (0.66)%             (0.68)%**       (0.77)%         (0.61)%
Portfolio Turnover Rate                  19%              2%             17%                  1%             25%             24%

---------------

(1) Effect of voluntary
    expense limitation
    during the period:
      Per share benefit to
      net investment income   $       0.01   $        0.02   $        0.01   $            0.00   $        0.01   $       0.002
  Ratios before expense
 limitation:
      Expenses to Average
      Net Assets                      1.64%           1.39%           1.29%               1.36%**         1.31%           1.26%
      Net Investment Income
      (Loss) to
      Average Net Assets              0.24%          (0.14)%         (0.71)%             (0.79)%**       (0.83)%         (0.62)%

 +Per share amounts for the year ended October 31, 1991 are based on average outstanding shares.

 *Commencement of operations.

**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                       PERIOD FROM
                                                    APRIL 2, 1991*     YEAR ENDED   TWO MONTHS ENDED     YEAR ENDED     YEAR ENDED
                                                    TO OCTOBER 31,    OCTOBER 31,       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                              1991           1992               1992           1993           1994
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.00          $10.66             $11.44         $11.88         $12.14
                                                          -------         -------            -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                  0.05            0.16               0.03           0.22           0.17
  Net Realized and Unrealized Gain on Investments            0.61            0.82               0.41           0.28           0.21
                                                          -------         -------            -------        -------        -------
    Total from Investment Operations                         0.66            0.98               0.44           0.50           0.38
                                                          -------         -------            -------        -------        -------
DISTRIBUTIONS
  Net Investment Income                                        --           (0.20)                --          (0.23)         (0.13)
  In Excess of Net Investment Income                           --              --                 --          (0.01)            --
  Net Realized Gain                                            --              --                 --             --          (0.37)
                                                          -------         -------            -------        -------        -------
    Total Distributions                                        --           (0.20)                --          (0.24)         (0.50)
                                                          -------         -------            -------        -------        -------
NET ASSET VALUE, END OF PERIOD                             $10.66          $11.44             $11.88         $12.14         $12.02
                                                          -------         -------            -------        -------        -------
                                                          -------         -------            -------        -------        -------

TOTAL RETURN                                                 6.60%           9.26%              3.85%          4.33%          3.26%
                                                          -------         -------            -------        -------        -------
                                                          -------         -------            -------        -------        -------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $      18,139    $     36,558   $         45,985   $     73,789   $     97,259
Ratio of Expenses to Average Net Assets (1)                  0.80%**         0.80%              0.80%**        0.80%          0.80%
Ratio of Net Investment Income to Average Net
 Assets (1)                                                  2.34%**         1.73%              1.93%**        1.59%          1.44%
Portfolio Turnover Rate                                         3%             38%                 1%           172%           146%

-----------------

(1) Effect of voluntary expense limitation during
    the period:
      Per share benefit to net investment income    $        0.03    $       0.02   $           0.01   $       0.02   $       0.01
   Ratios before expense limitation:
      Expenses to Average Net Assets                         1.37%**         1.01%              1.11%**        0.93%          0.89%
      Net Investment Income to Average Net Assets            1.77%**         1.52%              1.62%**        1.46%          1.35%

 *Commencement of operations.

**Annualized
--------------------------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                     PERIOD FROM
                                                              DECEMBER 17, 1992*     YEAR ENDED     YEAR ENDED
                                                                 TO DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                            1992           1993           1994
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00         $10.14         $11.10
                                                                         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                                 0.01           0.24           0.28
  Net Realized and Unrealized Gain (Loss) on Investments                    0.13           0.90          (0.01)
                                                                         -------        -------        -------

    Total from Investment Operations                                        0.14           1.14           0.27
                                                                         -------        -------        -------
DISTRIBUTIONS
  Net Investment Income                                                       --          (0.18)         (0.27)
  Net Realized Gain                                                           --             --          (0.30)
                                                                         -------        -------        -------
    Total Distributions                                                       --          (0.18)         (0.57)
                                                                         -------        -------        -------
NET ASSET VALUE, END OF PERIOD                                            $10.14         $11.10         $10.80
                                                                         -------        -------        -------
                                                                         -------        -------        -------
TOTAL RETURN                                                                1.40%         11.33%          2.53%
                                                                         -------        -------        -------
                                                                         -------        -------        -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $            5,974   $     26,775   $     40,033
Ratio of Expenses to Average Net Assets (1)                                 1.00%**        1.00%          1.00%
Ratio of Net Investment Income to Average Net Assets (1)                    1.64%**        2.56%          2.67%
Portfolio Turnover Rate                                                        0%            29%            22%

-----------------

(1) Effect of voluntary expense limitation during the
    period:
      Per share benefit to net investment income              $             0.13   $       0.06   $       0.03
   Ratios before expense limitation:
      Expenses to Average Net Assets                                       23.14%**         1.68%         1.26%
      Net Investment Income (Loss) to Average Net Assets                  (20.50)%**         1.88%         2.41%

 *Commencement of operations.

**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                     PERIOD FROM
                               JANUARY 31, 1990*     YEAR ENDED    YEAR ENDED    TWO MONTHS ENDED     YEAR ENDED     YEAR ENDED
                                  TO OCTOBER 31,    OCTOBER 31,   OCTOBER 31,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1990           1991          1992                1992           1993           1994
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                        $           10.00   $       8.59   $     10.24   $           10.71   $      11.31   $      12.63
                                          ------         ------   -----------              ------         ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)                 0.37           0.46          0.38                0.08           0.37           0.40
  Net Realized and Unrealized
   Gain (Loss) on Investments              (1.45)          1.67          0.48                0.52           1.31          (0.55)
                                          ------         ------   -----------              ------         ------         ------
    Total from Investment
     Operations                            (1.08)          2.13          0.86                0.60           1.68          (0.15)
                                          ------         ------   -----------              ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                    (0.33)         (0.48)        (0.39)                 --          (0.36)         (0.40)
  Net Realized Gain                           --             --            --                  --             --          (0.58)
                                          ------         ------   -----------              ------         ------         ------
    Total Distributions                    (0.33)         (0.48)        (0.39)                 --          (0.36)         (0.98)
                                          ------         ------   -----------              ------         ------         ------
NET ASSET VALUE, END OF
 PERIOD                        $            8.59   $      10.24   $     10.71   $           11.31   $      12.63   $      11.50
                                          ------         ------   -----------              ------         ------         ------
                                          ------         ------   -----------              ------         ------         ------
TOTAL RETURN                              (11.05)%        25.34%         8.51%               5.60%         15.14%         (1.29)%
                                          ------         ------   -----------              ------         ------         ------
                                          ------         ------   -----------              ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                             $18,178        $16,304       $25,013             $27,541        $54,598        $73,406
Ratio of Expenses to Average
 Net Assets (1)                             0.70%**         0.70%        0.70%               0.70%**         0.70%         0.70%
Ratio of Net Investment
 Income to Average Net Assets
 (1)                                        5.46%**         4.57%        3.72%               4.41%**         3.23%         3.37%
Portfolio Turnover Rate                       70%            90%           56%                  9%            51%            33%

-----------------

(1) Effect of voluntary
 expense
   limitation during the
 period:
      Per share benefit to
      net investment income    $            0.01   $       0.02   $      0.01   $            0.01   $       0.03   $       0.01
   Ratios before expense
 limitation:
      Expenses to Average Net
      Assets                                0.88%**         0.87%        0.84%               1.20%**         0.95%         0.80%
      Net Investment Income
      to Average Net Assets                 5.28%**         4.40%        3.58%               3.91%**         2.98%         3.27%

 *Commencement of operations.
**Annualized
--------------------------------------------------------------------------------
THE BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                              PERIOD FROM
                       FEBRUARY 20, 1990*    YEAR ENDED    YEAR ENDED   TWO MONTHS ENDED     YEAR ENDED     YEAR ENDED
                           TO OCTOBER 31,   OCTOBER 31,   OCTOBER 31,       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                     1990          1991          1992               1992           1993           1994
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD        $       10.00   $      9.62   $     10.61   $          11.00   $      11.31   $      11.13
                                   ------   -----------   -----------             ------         ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)          0.40          0.59          0.58               0.10           0.44           0.42
  Net Realized
   and
   Unrealized
   Gain (Loss)
   on
   Investments                      (0.46)         1.03          0.42               0.21           0.79          (0.64)
                                   ------   -----------   -----------             ------         ------         ------
    Total from
     Investment
     Operations                     (0.06)         1.62          1.00               0.31           1.23          (0.22)
                                   ------   -----------   -----------             ------         ------         ------
DISTRIBUTIONS
  Net Investment
   Income                           (0.32)        (0.63)        (0.58)                --          (0.41)         (0.49)
  In Excess of
   Net
   Investment
   Income                             --            --            --                 --          (0.08)            --
  Net Realized
   Gain                                --            --         (0.03)                --          (0.06)         (1.46)
  In Excess of
   Net Realized
   Gain                                --            --            --                 --          (0.86)            --
                                   ------   -----------   -----------             ------         ------         ------
    Total
   Distributions                    (0.32)        (0.63)        (0.61)                --          (1.41)         (1.95)
                                   ------   -----------   -----------             ------         ------         ------
NET ASSET VALUE,
 END OF PERIOD         $             9.62   $     10.61   $     11.00   $          11.31   $      11.13   $       8.96
                                   ------   -----------   -----------             ------         ------         ------
                                   ------   -----------   -----------             ------         ------         ------
TOTAL RETURN                        (0.63)%       17.31%         9.57%              2.82%         12.09%         (2.32)%
                                   ------   -----------   -----------             ------         ------         ------
                                   ------   -----------   -----------             ------         ------         ------
RATIOS AND
 SUPPLEMENTAL
 DATA:
Net Assets, End
 of Period
 (Thousands)                      $37,444       $51,334       $40,332            $39,984        $29,684        $18,492
Ratio of
 Expenses to
 Average Net
 Assets (1)                          0.70%**        0.70%        0.70%              0.70%**         0.70%         0.70%
Ratio of Net
 Investment
 Income to
 Average Net
 Assets (1)                          6.81%**        5.99%        5.21%              5.29%**         3.88%         4.13%
Portfolio
 Turnover Rate                         19%           67%           40%                 4%           136%            44%

-----------------

(1) Effect of
 voluntary
 expense
   limitation
 during the
 period:
      Per share
      benefit to
      net
      investment
      income      $             0.01   $      0.01   $      0.01   $           0.01   $       0.04   $       0.03
   Ratios before
 expense
 limitation:
      Expenses
      to Average
      Net Assets                0.90%**        0.78%        0.79%              1.00%**         1.02%         0.95%
      Net
      Investment
      Income to
      Average
      Net Assets                6.61%**        5.91%        5.12%              4.99%**         3.56%         3.88%

 *Commencement of operations.
**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE EMERGING MARKETS DEBT PORTFOLIO

--------------------------------------------------------------------------------

                                                                    PERIOD FROM
                                                              FEBRUARY 1, 1994*
                                                                TO DECEMBER 31,
                                                                           1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           10.00
                                                                         ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                    0.50
  Net Realized and Unrealized Loss on Investments                         (1.91)
                                                                         ------
    Total from Investment Operations                                      (1.41)
                                                                         ------
NET ASSET VALUE, END OF PERIOD                                $            8.59
                                                                         ------
                                                                         ------
TOTAL RETURN                                                             (14.10)%
                                                                         ------
                                                                         ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                  $144,949
Ratio of Expenses to Average Net Assets                                    1.49%**
Ratio of Net Investment Income to Average Net Assets                       9.97%**
Portfolio Turnover Rate                                                     273%

---------------
 *Commencement of operations.

 **Annualized
--------------------------------------------------------------------------------
THE FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                   PERIOD FROM
                                                 MAY 15, 1991*      YEAR ENDED    TWO MONTHS ENDED      YEAR ENDED      YEAR ENDED
                                                TO OCTOBER 31,     OCTOBER 31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1991            1992                1992            1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $         10.00   $       10.55   $           10.92   $       10.93   $       11.05
                                                        ------          ------              ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                               0.22            0.69                0.10            0.54            0.59
  Net Realized and Unrealized Gain (Loss) on
   Investments                                            0.49            0.39                0.01            0.41           (0.92)
                                                        ------          ------              ------          ------          ------
    Total from Investment Operations                      0.71            1.08                0.11            0.95           (0.33)
                                                        ------          ------              ------          ------          ------
DISTRIBUTIONS
  Net Investment Income                                  (0.16)          (0.69)              (0.10)          (0.56)          (0.53)
  In Excess of Net Investment Income                        --              --                  --           (0.01)             --
  Net Realized Gain                                         --           (0.02)                 --           (0.26)          (0.37)
  In Excess of Net Realized Gain                            --              --                  --              --           (0.00)
                                                        ------          ------              ------          ------          ------
    Total Distributions                                  (0.16)          (0.71)              (0.10)          (0.83)          (0.90)
                                                        ------          ------              ------          ------          ------
NET ASSET VALUE, END OF PERIOD                 $         10.55   $       10.92   $           10.93   $       11.05   $        9.82
                                                        ------          ------              ------          ------          ------
                                                        ------          ------              ------          ------          ------
TOTAL RETURN                                              7.12%          10.61%               1.02%           9.07%          (3.10)%
                                                        ------          ------              ------          ------          ------
                                                        ------          ------              ------          ------          ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                  $72,326        $146,546            $154,210        $240,668        $209,331
Ratio of Expenses to Average Net Assets (1)               0.45%**          0.45%              0.45%**          0.45%          0.45%
Ratio of Net Investment Income to Average Net
 Assets (1)                                               7.29%**          6.59%              5.56%**          4.97%          5.73%
Portfolio Turnover Rate                                     48%            105%                 15%            240%            388%

---------------

(1) Effect of voluntary expense limitation
during
   the period:
      Per share benefit to net investment
      income                                   $          0.01   $        0.02   $            0.01   $        0.02   $        0.01
   Ratios before expense limitation:
      Expenses to Average Net Assets                      0.81%**          0.59%              0.75%**          0.60%          0.58%
      Net Investment Income to Average Net
      Assets                                              6.93%**          6.45%              5.26%**          4.82%          5.60%

 *Commencement of operations.

**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE GLOBAL FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                    PERIOD FROM
                                                   MAY 1, 1991*      YEAR ENDED   TWO MONTHS ENDED      YEAR ENDED      YEAR ENDED
                                                 TO OCTOBER 31,     OCTOBER 31,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                           1991            1992               1992            1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00          $10.61             $11.41          $11.26          $11.68
                                                        -------   -------------            -------          ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                0.16            0.53               0.14            0.69            0.70
  Net Realized and Unrealized Gain (Loss) on
   Investments                                             0.45            0.55              (0.29)           0.90           (1.38)
                                                        -------   -------------            -------          ------          ------
    Total from Investment Operations                       0.61            1.08              (0.15)           1.59           (0.68)
                                                        -------   -------------            -------          ------          ------
DISTRIBUTIONS
  Net Investment Income                                      --           (0.27)                --           (0.79)          (0.40)
  In Excess of Net Investment Income                         --              --                 --           (0.22)             --
  Net Realized Gain                                          --           (0.01)                --           (0.16)          (0.31)
                                                        -------   -------------            -------          ------          ------
    Total Distributions                                      --           (0.28)                --           (1.17)          (0.71)
                                                        -------   -------------            -------          ------          ------
NET ASSET VALUE, END OF PERIOD                           $10.61          $11.41             $11.26          $11.68          $10.29
                                                        -------   -------------            -------          ------          ------
                                                        -------   -------------            -------          ------          ------
TOTAL RETURN                                               6.10%          10.29%             (1.31)%         15.34%          (6.08)%
                                                        -------   -------------            -------          ------          ------
                                                        -------   -------------            -------          ------          ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $28,236         $94,847            $92,897        $172,468        $130,675
Ratio of Expenses to Average Net Assets (1)                0.50%**          0.50%             0.50%**          0.50%          0.50%
Ratio of Net Investment Income to Average Net
 Assets (1)                                                7.24%**          6.92%             6.99%**          5.99%          6.34%
Portfolio Turnover Rate                                      20%            144%                 9%            108%            171%

---------------

(1) Effect of voluntary expense limitation
    during the period:
      Per share benefit to net investment
      income                                   $           0.02   $        0.03   $           0.01   $        0.02   $        0.02
   Ratios before expense limitation:
      Expenses to Average Net Assets                       1.62%**          0.86%             0.90%**          0.70%          0.66%
      Net Investment Income to Average Net
      Assets                                               6.12%**          6.56%             6.59%**          5.79%          6.18%

 *Commencement of operations.
**Annualized
--------------------------------------------------------------------------------
THE HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------

                                                       PERIOD FROM
                                               SEPTEMBER 28, 1992*   TWO MONTHS ENDED      YEAR ENDED      YEAR ENDED
                                                    TO OCTOBER 31,       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                              1992               1992            1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.00              $9.77           $9.95          $11.16
                                                            ------             ------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                   0.08               0.14            0.90            0.97
  Net Realized and Unrealized Gain (Loss) on
   Investments                                               (0.31)              0.19            1.21           (1.40)
                                                            ------             ------   -------------   -------------
    Total from Investment Operations                         (0.23)              0.33            2.11           (0.43)
                                                            ------             ------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income                                         --              (0.15)          (0.90)          (0.97)
  Net Realized Gain                                             --                 --              --           (0.21)
                                                            ------             ------   -------------   -------------
    Total Distributions                                         --              (0.15)          (0.90)          (1.18)
                                                            ------             ------   -------------   -------------
NET ASSET VALUE, END OF PERIOD                               $9.77              $9.95          $11.16           $9.55
                                                            ------             ------   -------------   -------------
                                                            ------             ------   -------------   -------------
TOTAL RETURN                                                 (2.30)%             3.41%          22.11%          (4.18)%
                                                            ------             ------   -------------   -------------
                                                            ------             ------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                      $16,950            $20,194         $74,500         $97,223
Ratio of Expenses to Average Net Assets (1)                   0.75%**             0.75%**          0.75%          0.75%
Ratio of Net Investment Income to Average Net
 Assets (1)                                                   9.89%**             8.96%**          8.70%          9.42%
Portfolio Turnover Rate                                          9%                24%            104%             74%

---------------

(1) Effect of voluntary expense limitation
 during the period:
      Per share benefit to net investment
      income                                   $              0.01   $           0.01   $        0.02   $       0.001
   Ratios before expense limitation:
      Expenses to Average Net Assets                          1.23%**             1.62%**          0.96%          0.76%
      Net Investment Income to Average Net
      Assets                                                  9.41%**             8.09%**          8.49%          9.41%

 *Commencement of operations.
**Annualized

  The accompanying notes are an integral part of the financial statements.

------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                                        TWO MONTHS
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED           ENDED      YEAR ENDED      YEAR ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              1990            1991            1992            1992            1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $       1.000   $       1.000   $       1.000   $       1.000   $       1.000   $       1.000
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                  0.079           0.062           0.039           0.005           0.027           0.040
                                     -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income                     (0.079)         (0.062)         (0.039)         (0.005)         (0.027)         (0.040)
  In Excess of Net Investment
   Income                                       --              --              --              --          (0.000)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
    Total Distributions                     (0.079)         (0.062)         (0.039)         (0.005)         (0.027)         (0.040)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD       $       1.000   $       1.000   $       1.000   $       1.000   $       1.000   $       1.000
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
TOTAL RETURN                                  8.16%           6.37%           3.77%           0.50%           2.76%           3.84%
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                              $516,182        $607,087        $612,968        $599,172        $657,163        $690,503
Ratio of Expenses to Average Net
 Assets (1)                                   0.55%           0.53%           0.52%           0.55%**          0.53%          0.49%
Ratio of Net Investment Income to
 Average Net Assets (1)                       7.87%           6.11%           3.74%           3.11%**          2.71%          3.77%

---------------

(1) Effect of voluntary expense
limitation
    during the period:
     Per share benefit to net
investment
      income                         $       0.000        N/A             N/A        $       0.000   $       0.000        N/A
   Ratios before expense
limitation:
     Expenses to Average Net Assets           0.58%       N/A             N/A                 0.59%**          0.54%      N/A
     Net Investment Income to
     Average
      Net Assets                              7.85%       N/A             N/A                 3.07%**          2.70%      N/A

 **Annualized
--------------------------------------------------------------------------------
THE MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                                        TWO MONTHS
                                        YEAR ENDED      YEAR ENDED      YEAR ENDED           ENDED      YEAR ENDED      YEAR ENDED
                                       OCTOBER 31,     OCTOBER 31,     OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                              1990            1991            1992            1992            1993            1994
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $       1.000   $       1.000   $       1.000   $       1.000   $       1.000   $       1.000
                                     -------------   -------------   -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                  0.054           0.043           0.026           0.004           0.019           0.020
                                     -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS
  Net Investment Income                     (0.054)         (0.043)         (0.026)         (0.004)         (0.019)         (0.020)
  In Excess of Net Investment
   Income                                       --              --              --              --          (0.000)             --
                                     -------------   -------------   -------------   -------------   -------------   -------------
    Total Distributions                     (0.054)         (0.043)         (0.026)         (0.004)         (0.019)         (0.020)
                                     -------------   -------------   -------------   -------------   -------------   -------------
NET ASSET VALUE, END OF PERIOD       $       1.000   $       1.000   $       1.000   $       1.000   $       1.000   $       1.000
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
TOTAL RETURN                                  5.51%           4.35%           2.74%           0.37%           1.91%           2.44%
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                              $102,195        $166,953        $206,691        $208,866        $266,524        $359,444
Ratio of Expenses to Average Net
 Assets (1)                                   0.51%           0.56%           0.55%           0.57%**          0.54%          0.51%
Ratio of Net Investment Income to
 Average Net Assets (1)                       5.38%           4.18%           2.66%           2.31%**          1.89%          2.42%

---------------

(1) Effect of voluntary expense
limitation
    during the period:
  Per share benefit to net
 investment
    income                           $       0.001        N/A             N/A        $       0.000   $       0.000        N/A
   Ratios before expense
 limitation:
  Expenses to Average Net Assets              0.63%       N/A             N/A                 0.67%**          0.56%      N/A
      Net Investment Income to
      Average
       Net Assets                             5.26%       N/A             N/A                 2.21%**          1.87%      N/A

 **Annualized

  The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1994
------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. As of December 31, 1994 the Fund was comprised of 20 separate active, diversified and non-diversified portfolios (each referred to as the "Portfolio"). During the year ended December 31, 1994, the Fund commenced operations of the Gold and Emerging Markets Debt Portfolios on February 1, 1994, and the Japanese Equity Portfolio on April 25, 1994, respectively. Additionally, effective August 19, 1994, the Fund ceased offering shares of the Real Yield Portfolio.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Money market and municipal money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned. For investments in Indian securities a capital gains tax is accrued based on the relative amounts of net realized gains and net unrealized appreciation of such securities. Effective January 1, 1994 the Brazilian Government announced a 0.25% tax on banking transaction debits (withdrawals). This tax was subsequently repealed on January 1, 1995. The Brazilian government also assesses a 1% tax on all settlements of foreign currency used to purchase listed equity securities.

Paid in capital, undistributed net investment income (loss) and accumulated gain (loss) are adjusted for permanent book tax differences.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counter-party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into US dollars at the mean of the bid and asked prices of such currencies against US dollars last quoted by a major US or foreign bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to US Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for US Federal income tax purposes.


Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of

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NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------
foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent amounts actually received or paid and certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of US dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY CONTRACTS: Each Portfolio, except the Money Market Portfolio and Municipal Money Market Portfolio, may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts (if any) at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the US dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, certain portfolios may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

At December 31, 1994, the Republic of Ecuador was in the process of restructuring its loans under its Brady Plan debt restructuring. As a result, the Emerging Markets Debt Portfolio has recorded the value of the underlying loan participations based on the amount of Brady Bonds the Adviser has estimated the Portfolio will receive and the market value of such Brady Bonds trading on a "when-issued" basis at December 31, 1994. A portion of the "when-issued" Brady Bonds expected to be received as a result of the restructuring have been sold on a delayed delivery basis and are noted on the portfolio of investments.

7. LOAN AGREEMENTS: The Emerging Markets, Emerging Markets Debt and High Yield Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. SHORT SALES: The Emerging Markets Debt Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own,

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NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------
but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The
Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

9. PURCHASED AND WRITTEN OPTIONS: The Active Country Allocation, Gold, Equity Growth and Emerging Markets Debt Portfolios may write covered call options. Premiums are received and are recorded as liabilities, and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. By writing a call option, each Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. Possible losses from written options may be unlimited.

The Active Country Allocation, Gold, and Equity Growth Portfolios may also purchase call options on their portfolio securities. Each portfolio may purchase call options to close out covered call positions or to protect against an increase in the price of the security it anticipates purchasing. Possible losses from purchased options cannot exceed the total amount invested.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Dividends from the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month. Distributions from the remaining Portfolios are recorded on the ex-date.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, net operating losses, deferral of wash sales and post October losses and realization of gains and losses on certain investments including forward foreign currency contracts, options and futures contracts.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ.

A transaction fee of one percent is charged on subscriptions and redemptions of capital shares of the International Small Cap Portfolio. Such fees are paid to or retained by the Portfolio and included in paid in capital. During the year ended December 31, 1994, such transaction fees totaled approximately $1,463,000.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Fund with investment advisory services at a fee calculated at the annual rates of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if


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NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------
necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated below:

                                                          MAXIMUM
                                            ADVISORY      EXPENSE
PORTFOLIO                                      FEE         RATIO
                                           -----------  ------------
Active Country Allocation............        .65%         .80%
Asian Equity.........................        .80         1.00
Emerging Markets.....................       1.25         1.75
European Equity......................        .80         1.00
Global Equity........................        .80         1.00
Gold.................................       1.00         1.25
International Equity.................        .80         1.00
International Small Cap..............        .95         1.15
Japanese Equity......................        .80         1.00
Emerging Growth......................       1.00         1.25
Equity Growth........................        .60          .80
Small Cap Value Equity...............        .85         1.00
Value Equity.........................        .50          .70
Balanced.............................        .50          .70
Emerging Markets Debt................       1.00         1.75
Fixed Income.........................        .35          .45
Global Fixed Income..................        .40          .50
High Yield...........................        .50          .75
Money Market.........................        .30          .55
Municipal Money Market...............        .30          .57

Sun Valley Gold Company is the sub-adviser ("Sub-Adviser") of the Gold Portfolio. The Sub-Adviser is entitled to receive from MSAM an annual sub-advisory fee in an amount equal to .40% of the average daily net assets of the Portfolio. The Sub-Adviser has agreed to a proportionate reduction in its fees if the Adviser is required to waive its fees or to reimburse the Portfolio.

C. MSAM also provides the Fund with administrative services pursuant to an administrative agreement, for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The United States Trust Company of New York ("US Trust"), Mutual Funds Service Company ("MFSC"), a wholly owned subsidiary of US Trust, provides certain administrative services to the Fund. For such services, MSAM pays US Trust a portion of the fee MSAM receives from the Fund.

D. Morgan Stanley Trust Company ("MSTC") acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on securities held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. MSTC and the Adviser are wholly owned subsidiaries of Morgan Stanley Group, Inc.

Effective March 22, 1994, US Trust replaced Morgan Guaranty Trust Company as custodian for the Fund's assets held inside the United States.

------------------------------------------------------------------------------
    Morgan Stanley
    Institutional Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------
During the year ended December 31, 1994, the following Portfolios incurred custody fees and had amounts payable to MSTC at December 31, 1994 totaling:

                           MSTC CUSTODY
                               FEES         FEES PAYABLE TO
                             INCURRED            MSTC
                               (000)             (000)
                          ---------------  -----------------
Active Country
 Allocation.............     $     162         $      30
Asian Equity............           495               221
Emerging Markets........         1,741               536
European Equity.........            40                 7
Global Equity...........            35                 6
Gold....................             3                 1
International Equity....           484                81
International Small
 Cap....................           106                19
Japanese Equity.........            17                 4
Emerging Markets Debt...           131               115
Global Fixed Income.....            60                10

E. During the year ended December 31, 1994, purchases and sales of investment securities other than long-term US Government securities and short-term investments were:
                                               (000)
                                       ----------------------
PORTFOLIO                               PURCHASES     SALES
                                       -----------  ---------
Active Country Allocation............   $ 127,784   $  90,248
Asian Equity.........................     155,981     117,321
Emerging Markets.....................     610,738     265,585
European Equity......................      27,766      13,398
Global Equity........................      64,979       5,746
Gold.................................      41,035      11,058
International Equity.................     373,602     180,373
International Small Cap..............     120,630       9,130
Japanese Equity......................      50,134         545
Emerging Growth......................      35,945      24,123
Equity Growth........................     133,517     116,543
Small Cap Value Equity...............      20,127       7,265
Value Equity.........................      44,425      22,714
Balanced.............................       4,258       8,196
Emerging Markets Debt................     368,381     247,457
Fixed Income.........................     185,167     185,079
Global Fixed Income..................     147,827     174,818
High Yield...........................      98,022      66,421

Purchases and sales during the year ended December 31, 1994 of long-term US Government securities occurred only in the Balanced, Fixed Income and Global Fixed Income Portfolios and amounted to:

                                        (000)
                                ----------------------
PORTFOLIO                        PURCHASES     SALES
                                -----------  ---------
Balanced......................   $   5,922   $  11,056
Fixed Income..................     565,162     569,388
Global Fixed Income...........      82,393      88,979


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NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------

During the year ended December 31, 1994, the following Portfolios incurred brokerage commissions to Morgan Stanley & Co., Incorporated, an affiliated broker/dealer, of approximately:

                                                         (000)
                                                    ---------------
                                                       BROKERAGE
PORTFOLIO                                             COMMISSION
                                                    ---------------
Active Country Allocation.........................     $      87
Asian Equity......................................           397
Emerging Markets..................................           115
Global Equity.....................................            13
Gold..............................................            15
Japanese Equity...................................           165
Equity Growth.....................................             4


During the year ended December 31, 1994, the Gold Portfolio incurred brokerage commissions to Sun Valley Gold Company, an affiliated broker/dealer, of approximately $8,425.

F. At December 31, 1994, cost and unrealized appreciation (depreciation) for Federal income tax purposes of the investments of each Portfolio were:
                                         (000)                    NET
                            -------------------------------     APPREC.
PORTFOLIO                     COST      APPREC.    DEPREC.     (DEPREC.)
                            ---------  ---------  ---------   -----------
Active Country Allocation.. $ 182,640  $  13,080  $  (7,778)  $   5,302
Asian Equity...............   238,789     48,446    (13,808)     34,638
Emerging Markets...........   873,136    163,816   (113,660)     50,156
European Equity............    27,838      1,033     (1,275)       (242)
Global Equity..............    79,046      6,324     (4,756)      1,568
Gold.......................    33,540        135     (3,001)     (2,866)
International Equity....... 1,079,618    252,688    (24,107)    228,581
International Small Cap....   161,857     11,311    (12,717)     (1,406)
Japanese Equity............    50,712      1,638     (2,114)       (476)
Emerging Growth............    92,186     29,775     (4,842)     24,933
Equity Growth..............    97,708      4,522     (4,305)        217
Small Cap Value Equity.....    40,872      2,377     (3,305)       (928)
Value Equity...............    74,832      3,430     (5,851)     (2,421)
Balanced...................    18,309        747     (1,265)       (518)
Emerging Markets Debt......   158,715      1,820    (13,335)    (11,515)
Fixed Income...............   220,486        390     (5,290)     (4,900)
Global Fixed Income........   139,143        660     (7,295)     (6,635)
High Yield.................   107,112        768    (11,421)    (10,653)
Money Market...............   690,455         --         --          --
Municipal Money Market.....   357,853         --         --          --


At December 31, 1994, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulation, through the indicated expiration dates:

                                        EXPIRATION DATE
                                          DECEMBER 31,
                                             (000)
                           ------------------------------------------
PORTFOLIO                   1998    1999      2000     2001   2002    TOTAL
------------------------- -------  -------  -------- ------- -------  -------
International Small Cap.. $   --     $ --   $     --  $   -- $ 1,764  $ 1,764
Emerging Growth..........    441      360      1,838   7,476     746   10,861
Emerging Markets Debt....     --       --         --      --     531      531
Fixed Income.............     --       --         --      --  13,870   13,870
High Yield...............     --       --         --      --     497      497
Global Fixed.............     --       --         --      --   5,293    5,293
Money Market.............     --       66         --      --      26       92
Municipal Money Market...     --       --         --       1       7        8

To the extent that capital loss carryovers are used to offset any future net capital gains realized during the carryover period as provided by Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. It is unlikely that the gains so offset would be distributed to shareholders because such distributions may be taxable to Portfolio shareholders as ordinary income.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1994 to December 31, 1994 the Portfolio's incurred and elected to defer to January 1, 1995 for Federal income tax purposes net capital and net currency losses of approximately:

                                 CAPITAL     CURRENCY
                                 LOSSES       LOSSES
PORTFOLIO                         (000)        (000)
-----------------------------  ----------- -----------
Emerging Markets.............   $      --   $  393
Global Equity................          --         5
Gold.........................          --         1
European Equity..............          --         4
International Small Cap......         225        --
Balanced.....................          12        --
Emerging Markets Debt........          --         7
Fixed Income.................         269        --
Global Fixed Income..........         429       897
High Yield...................       1,084        --

G. During the year ended December 31, 1994, the written options outstanding at December 31, 1993 for the Equity Growth Portfolio expired unexercised and the Portfolio realized a gain of $101,000.

At December 31, 1994, the Emerging Markets Debt Portfolio had 15 written covered call option contracts outstanding with a premium of $105,000.


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NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------

H. OTHER. At December 31, 1994, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the US dollar value of and investment income from such securities.

During the year ended December 31, 1994, the International Small Cap Portfolio realized gains from in-kind redemptions of approximately $350,000.

------------------------------------------------------------------------------
    Morgan Stanley
    Institutional Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
DECEMBER 31, 1994
------------------------------------------------------------------------------
Portfolio securities and foreign currency holdings were translated at the following exchange rates as of December 31, 1994:

Argentine Peso.........................     1.00005      =   $1.00
Australian Dollar......................     1.28941      =    1.00
Belgian Franc..........................    31.81000      =    1.00
Brazilian Real.........................     0.84700      =    1.00
British Pound..........................     0.63837      =    1.00
Canadian Dollar........................     1.40245      =    1.00
Colombian Peso.........................   831.60000      =    1.00
Danish Krone...........................     6.08100      =    1.00
Deutsche Mark..........................     1.54890      =    1.00
Finnish Markka.........................     4.73565      =    1.00
French Franc...........................     5.33750      =    1.00
Hong Kong Dollar.......................     7.73750      =    1.00
Indian Rupee...........................    31.36875      =    1.00
Indonesian Rupiah...................... 2,198.00000      =    1.00
Irish Punts............................     0.64687      =    1.00
Italian Lira........................... 1,621.00000      =    1.00
Japanese Yen...........................    99.60000      =    1.00
Korean Won.............................   788.50000      =    1.00
Malaysian Ringgit......................     2.55350      =    1.00
Mexican Peso...........................     4.97500      =    1.00
Moroccan Dhiram........................     8.91795      =    1.00
Netherlands Guilder....................     1.73480      =    1.00
New Zealand Dollar.....................     1.56213      =    1.00
Norwegian Krone........................     6.75950      =    1.00
Pakistani Rupee........................    30.76920      =    1.00
Peruvian Sol...........................     2.18400      =    1.00
Polish Zloty........................... 23,200.00000     =    1.00
Portuguese Escudo......................   159.05000      =    1.00
Singapore Dollar.......................     1.45750      =    1.00
South African Commercial Rand..........     3.54000      =    1.00
South African Financial Rand...........     4.07200      =    1.00
Spanish Peseta.........................   131.62500      =    1.00
Sri Lankan Rupee.......................    49.62000      =    1.00
Swedish Krona..........................     7.43080      =    1.00
Swiss Franc............................     1.30850      =    1.00
Taiwan Dollar..........................    26.28800      =    1.00
Thai Baht..............................    25.10500      =    1.00
Turkish Lira........................... 38,700.00000     =    1.00

During December 1994, the Board of Directors of the Fund declared dividends and capital gain distributions payable on January 6, 1995 to shareholders of record on December 30, 1994 as follows:

                                       NET        SHORT-TERM    LONG-TERM
                                   INVESTMENT      REALIZED     REALIZED
PORTFOLIO                            INCOME          GAINS        GAINS
--------------------------------  -------------  ------------ -------------
Active Country Allocation.......    $      --      $      --    $    0.44
Asian Equity....................         0.15           1.03         1.23
Emerging Markets................           --           0.44         0.48
European Equity.................           --           1.09         0.14
Global Equity...................         0.06           0.09         0.10
Gold............................         0.01           0.24           --
International Equity............           --           0.09         0.71
International Small Cap.........         0.03             --           --
Equity Growth...................         0.06           0.39         0.03
Small Cap Value Equity..........         0.08           0.20         0.13
Value Equity....................         0.10           0.10         0.28
Balanced........................         0.10             --         0.26
Emerging Markets Debt...........         0.48             --           --
Fixed Income....................         0.06             --           --
Global Fixed Income.............         0.19             --           --
High Yield......................         0.10             --           --

I. SUBSEQUENT EVENT. On January 18, 1995 the Fund commenced operations of the Latin American and Municipal Bond Portfolios.


------------------------------------------------------------------------------

[LOGO]   Morgan Stanley
         Institutional Fund, Inc.
------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Morgan Stanley Institutional Fund, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Active Country Allocation Portfolio, Asian Equity Portfolio, Emerging Markets Portfolio, European Equity Portfolio, Global Equity Portfolio, Gold Portfolio, International Equity Portfolio, International Small Cap Portfolio, Japanese Equity Portfolio, Emerging Growth Portfolio, Equity Growth Portfolio, Small Cap Value Equity Portfolio, Value Equity Portfolio, Balanced Portfolio, Emerging Markets Debt Portfolio, Fixed Income Portfolio, Global Fixed Income Portfolio, High Yield Portfolio, Money Market Portfolio and Municipal Money Market Portfolio (constituting the Morgan Stanley Institutional Fund, Inc., hereafter referred to as the "Fund") at December 31, 1994, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1994, by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

February 17, 1995

------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                      126

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
-------------------------------------------------------------
STATEMENT OF NET ASSETS  (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------
THE AGGRESSIVE EQUITY PORTFOLIO
-------------------------------------------------------------
                                                        VALUE
SHARES                                                  (000)
-------------------------------------------------------------
COMMON STOCK   (91.8%)
     CAPITAL GOODS/CONSTRUCTION   (14.3%)
            AEROSPACE & DEFENSE  (14.3%)
  +7,200  Litton Industries, Inc.                     $   266
  15,800  Lockheed Martin Corp.                           997
   9,200  McDonnell Douglas Corp.                         706
   8,200  United Technologies Corp.                       641
                                                --------------
     TOTAL CAPITAL GOODS/CONSTRUCTION                   2,610
                                                --------------
     CONSUMER CYCLICAL   (9.2%)
            FOOD SERVICE & LODGING  (1.7%)
   8,900  Hospitality Franchise Systems, Inc.             308
                                                --------------
            LEISURE RELATED  (1.4%)
   4,300  Eastman Kodak Co.                               261
                                                --------------
            PUBLISHING  (1.6%)
   5,300  Gannett Co., Inc.                               288
                                                --------------
            RETAIL - GENERAL  (4.5%)
  +6,500  Autozone, Inc.                                  163
 +12,300  General Nutrition Cos., Inc.                    432
   5,500  Home Depot, Inc.                                223
                                                --------------
                                                          818
                                                --------------
     TOTAL CONSUMER CYCLICAL                            1,675
                                                --------------
     CONSUMER STAPLES   (32.7%)
            BEVERAGES & TOBACCO  (24.8%)
   8,400  Coca Cola Co.                                   536
   4,200  PepsiCo, Inc.                                   192
  51,000  Philip Morris Cos., Inc.                      3,793
                                                --------------
                                                        4,521
                                                --------------
            FOOD  (2.1%)
   5,400  Kellogg Co.                                     385
                                                --------------
            HEALTH CARE SUPPLIES & SERVICES  (5.8%)
   5,200  American Home Products Corp.                    402
   6,300  Columbia/HCA Healthcare Corp.                   272
   9,400  United Healthcare Corp.                         389
                                                --------------
                                                        1,063
                                                --------------
     TOTAL CONSUMER STAPLES                             5,969
                                                --------------
     ENERGY   (0.5%)
            COAL, GAS, & OIL  (0.5%)
   3,900  Occidental Petroleum Corp.                       89
                                                --------------
     FINANCE   (23.6%)
            BANKING  (5.2%)
   9,900  Citicorp                                        573
  13,900  H.F. Ahmanson & Co.                             306
     300  Wells Fargo & Co.                                54
                                                --------------
                                                          933
                                                --------------

  The accompanying notes are an integral part of the financial statements.

                                                        VALUE
SHARES                                                  (000)
-------------------------------------------------------------
            FINANCIAL SERVICES  (10.8%)
  16,700  American Express Co.                        $   586
   7,600  Federal Home Loan Mortgage Corp.                522
   5,000  Federal National Mortgage Association           472
   8,800  Franklin Resources, Inc.                        392
                                                --------------
                                                        1,972
                                                --------------
            INSURANCE  (7.6%)
  15,400  Ace, Ltd.                                       447
  15,500  Exel Ltd.                                       806
   5,400  PartnerRe Holdings, Ltd.                        141
                                                --------------
                                                        1,394
                                                --------------
     TOTAL FINANCE                                      4,299
                                                --------------
     MATERIALS   (2.9%)
            FOREST PRODUCTS & PAPER  (2.9%)
   6,700  Champion International Corp.                    349
  +8,400  Stone Container Corp.                           179
                                                --------------
     TOTAL MATERIALS                                      528
                                                --------------
     TECHNOLOGY   (8.6%)
            COMPUTERS  (5.3%)
   7,300  International Business Machines Corp.           701
  +3,000  Microsoft, Inc.                                 271
                                                --------------
                                                          972
                                                --------------
            ELECTRONICS  (3.3%)
  +2,000  Applied Material, Inc.                          173
   3,000  Intel Corp.                                     190
   1,800  Texas Instruments, Inc.                         241
                                                --------------
                                                          604
                                                --------------
     TOTAL TECHNOLOGY                                   1,576
                                                --------------
TOTAL COMMON STOCK (Cost $15,576)                      16,746
                                                --------------
--------------------------------------------------------------
PURCHASED OPTION  (0.0%)
     CONSUMER STAPLES  (0.0%)
        BEVERAGES & TOBACCO  (0.0%)
 +20,000  Philip Morris Cos., Inc. (Cost $8)                4
                                                --------------
  FACE
 AMOUNT
 (000)
--------
SHORT - TERM INVESTMENTS   (6.2%)
     US GOVERNMENT OBLIGATION   (2.7%)
  $  500     U.S. Treasury Bill, 8/17/95                  497
                                                --------------
     REPURCHASE AGREEMENT  (3.5%)
     642  U.S. Trust, 5.90%, dated 6/30/95, due
            7/3/95, to be repurchased at $642,
            collateralized by $675 United States
            Treasury Bills, due 7/27/95, valued
            at $672 (Cost $642)                           642
                                                --------------
TOTAL SHORT-TERM INVESTMENTS  (Cost $1,138)             1,139
                                                --------------
TOTAL INVESTMENTS (98.0%) (Cost $16,722)               17,889
                                                --------------

 The accompanying notes are an integral part of the financial statements.

OTHER ASSETS    (5.2%)
     Receivable for Investments Sold        $829
     Receivable for Portfolio Shares
       Sold                                   63
     Dividends Receivable                     37
     Expense Reimbursement Receivable         17         $946
                                         --------
LIABILITIES    (-3.2%)
     Payable for Investments Purchased     (531)
     Written Options at Market Value        (22)
     Custodian Fees Payable                  (2)
     Administrative Fees Payable             (2)
     Directors' Fees & Expenses              (1)
     Other Liabilities                      (22)        (580)
                                         --------    ---------
NET ASSETS    (100%)                                  $18,255
                                                     ---------
                                                     ---------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
      Applicable to 1,546,129 outstanding
      $.001 par value shares (authorized
      500,000,000 shares)                              $11.81

OPEN WRITTEN COVERED CALL OPTIONS:
The following is a schedule of open written covered call options which comprise the balance outstanding at June 30, 1995


                         NO. OF   EXERCISE   EXPIRATION   VALUE
   DESCRIPTION          CONTRACTS  PRICE       DATE        (000)
----------------------------------------------------------------
McDonnell Douglas Corp.   40       $125        7/31/95     $12
Coca Cola Co.             15        88         8/30/95       3
Coca Cola Co.             37        88         8/30/95       7
                                                        --------
                                                           $22
________________________________________________________________
+ - Non-income producing securities.

 The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
----------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
----------------------------------------------------------
                                               AGGRESSIVE
                                                   EQUITY
                                                PORTFOLIO
                                                 MARCH 8,
                                                 1995* TO
                                                 JUNE 30,
                                                     1995
                                                    (000)
----------------------------------------------------------
INVESTMENT INCOME:
  Dividends                               $            79
  Interest                                             36
                                          ----------------
    Total Income                                      115
                                          ----------------
EXPENSES:
  Investment Advisory Fees:
     Basic Fees - Adviser                              29
     Less: Fees Waived                                (29)
                                          ----------------
  Investment Advisory Service Fees - Net                -
  Administrative Fees:                                  6
  Custodian Fees                                        5
  Filing and Registration Fees                         15
  Directors' Fees and Expenses                          2
  Legal Fees                                           11
  Audit Fees                                            8
  Shareholder Reports                                   7
  Other Expenses                                        1
  Expenses Reimbursed by Adviser                      (18)
                                          ----------------
    Total Expenses                                     37
                                          ----------------
NET INVESTMENT INCOME                                  78
                                          ----------------
NET REALIZED GAIN (LOSS):
  Investments Sold                                    716
  Written Options                                      (3)
  Securities Sold Short                                (2)
                                          ----------------
    Total Net Realized Gain                           711
                                          ----------------
CHANGE IN UNREALIZED APPRECIATION                   1,154
                                          ----------------
TOTAL NET REALIZED GAIN AND CHANGE
  IN UNREALIZED APPRECIATION                        1,865
                                          ----------------
  Net Increase in Net Assets Resulting
       from Operations                    $         1,943
                                          ----------------
                                          ----------------
_______________
*  Commencement of Operations.


  The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
--------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------
THE AGGRESSIVE EQUITY PORTFOLIO
--------------------------------------------------------
                                            PERIOD FROM
                                            MARCH 8, 1995*
                                           TO JUNE 30 1995
                                             (UNAUDITED)
                                                (000)
--------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                       $      78
  Net Realized Gain                                 711
  Change in Unrealized Appreciation               1,154
                                              ----------
  Net Increase in Net Assets Resulting
    from Operations                                1,943
                                              ----------
DISTRIBUTIONS:
  Net Investment Income                             (16)
                                              ----------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                     16,751
  Distributions Reinvested                           15
  Redeemed                                         (438)
                                              ----------
  Net Increase from Capital Share Transactions   16,328
                                              ----------
  Total Increase in Net Assets                   18,255

NET ASSETS:
  Beginning of Period                                 -
                                              ----------
  End of Period (2)                           $  18,255
                                              ----------
                                              ----------

____________________________________________________________
(1) Capital Share Transactions:
    Shares Subscribed                             1,584
    Shares Issued on Distributions Reinvested         1
    Shares Redeemed                                 (39)
                                              ----------
    Net Increase in Capital Shares Outstanding    1,546
                                              ----------
                                              ----------
(2) Net Assets were Comprised of:
    Paid in Capital                           $  16,328
    Undistributed Net Investment Income              62
    Accumulated Net Realized Gain                   711
    Unrealized Appreciation                       1,154
                                              ----------
                                              $  18,255
                                              ----------
                                              ----------

_________________
* Commencement of operations.


 The accompanying notes are an integral part of the financial statements.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
-------------------------------------------------------------
THE AGGRESSIVE EQUITY PORTFOLIO
-------------------------------------------------------------
                                              PERIOD FROM
                                          MARCH 8, 1995* TO
                                            JUNE 30, 1995
                                              (UNAUDITED)
-------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.00
                                                -------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (1)                           0.06
    Net Realized and Unrealized Gain on
      Investments                                       1.77
                                                -------------
       Total from Investment Operations                 1.83
                                                -------------
DISTRIBUTIONS
    Net Investment Income                              (0.02)
                                                -------------
NET ASSET VALUE, END OF PERIOD                         $11.81
                                                -------------
                                                -------------
TOTAL RETURN
                                                        18.3%
                                                -------------
                                                -------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $18,255
Ratio of Expenses to Average Net Assets (1)            1.00%**
Ratio of Net Investment Income to Average
  Net Assets (1)                                       2.10%**
Portfolio Turnover Rate                                  80%

__________________________
(1) Effect of voluntary expense limitation
      during the period:
       Per share benefit to net investment income      $0.04
    Ratios before expense limitation:
       Expenses to Average Net Assets                   2.26%**
       Net Investment Income to Average Net Assets      0.83%**

__________________________
*    Commencement of operations.
**   Annualized.



 The accompanying notes are an integral part of the financial statements.

                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS (Unaudited)
                                 JUNE 30, 1995

   Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of twenty-four diversified and non-diversified investment portfolios. These notes pertain only to the unaudited financial statements dated June 30, 1995 for one such investment portfolio, the Aggressive Equity Portfolio (the "Portfolio").

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as a custodian for the Portfolio takes possession of the underlying securities, the value of which is at least equal to the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Portfolio are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major U.S. or foreign bank. Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

   Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid, and certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts (if any) at the date of default. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. PURCHASED AND WRITTEN OPTIONS: The Portfolio may write covered call options. Premiums are received and are recorded as liabilities, and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or canceled in closing purchase transactions are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. By writing a call option, the Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. Possible losses from written options may be unlimited.

The Portfolio may also purchase call options on it's portfolio securities. The Portfolio may purchase call options to close out covered call positions or to protect against an increase in the price of the security it anticipates purchasing. Possible losses from purchased options cannot exceed the total amount invested.

8. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt.
Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Distributions are recorded on the ex-distribution date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Portfolio with investment advisory services at a fee calculated at the annual rate of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the

Portfolio, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated below.

                                                                       MAXIMUM
                                                           ADVISORY    EXPENSE
                                                             FEE       RATIO
                                                          --------    ---------

Aggressive Equity Portfolio ..........................       0.80%       1.00%

C. MSAM also provides the Portfolio with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Fund. For such services, MSAM pays U.S. Trust a portion of the fee MSAM receives from the Fund.

D. CUSTODIANS: Morgan Stanley Trust Company ("MSTC") acts as custodian for the Portfolio's assets held outside the United States in accordance with a Custodian Agreement. U.S. Trust acts as custodian for the Fund's domestic assets in accordance with a Custodian Agreement. Custodian fees are computed and payable monthly based on investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. MSTC and MSAM are wholly-owned subsidiaries of Morgan Stanley Group, Inc.

E. PURCHASES AND SALES: During the period March 8, 1995 through June 30, 1995, purchases and sales of investment securities other than U.S. Government securities and short-term investments were:


                                                   PURCHASES       SALES
                                                   ---------       ------
                                                     (000)          (000)

                                                    $24,134           $9,273

F. At June 30, 1995, the Portfolio's cost for Federal income tax purposes was $16,722,000. Net unrealized appreciation for Federal income tax purposes aggregated $1,167,000 of which $1,222,000 related to appreciated securities and $55,000 related to depreciated securities.

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------
THE LATIN AMERICAN PORTFOLIO
-------------------------------------------------------------------------------
                                                        VALUE
    SHARES                                              (000)
-------------------------------------------------------------
COMMON STOCKS   (59.3%)
        ARGENTINA   (8.6%)
         2,150 Banco del Sud Argentina, Class B       $    13
      +133,372 Banco del Suquia, Class B                  193
        +3,500 Buenos Aires Embotelladora ADR              88
        32,970 Capex S.A. ADR                             507
        25,000 CIADEA (Renault) S.A.                      121
        14,424 Quilmes Industrial S.A.                    281
                                                      -------
                                                        1,203
                                                      -------
        BRAZIL   (19.0%)
    22,850,000 Cia Acos Especiais Itabira                 148
         1,584 Cia Energetica de Minas Gerias ADR          31
         7,422 Cia Energetica de Minas Gerias GDR         145
     3,637,000 Cia Energetica de Sao Paulo                119
     1,446,000 Cia Paulista de Forca E Luz                 72
     9,580,000 Cia Siderurgica Nacional                   219
     1,440,000 Eletrobras                                 375
       +30,700 Eletrobras ADR                             415
        20,000 Rhodia-Ster GDR                            280
       375,000 Servicos de Eletricdade                    118
        11,400 Telecomunicacoes Brasileiras ADR           376
     1,604,500 Telecomunicacoes de Sao Paulo              204
        13,420 Usinas Siderurgicas de Minas Gerias ADR    149
                                                      -------
                                                        2,651
                                                      -------
        CHILE   (2.7%)
         9,310 Empresa Nacional de electridad S.A. ADR    247
         6,350 Maderas y Sinteticos S.A. ADR              119
                                                      -------
                                                          366
                                                      -------
        MEXICO   (26.5%)
        10,950 ALFA S.A. de C.V., Class A                 133
       +72,000 Apasco S.A.                                286
       198,880 Banacci, Class B                           305
        34,829 Banacci, Class L                            53
        38,970 Cemex CPO ADR                              265
        17,060 Empresas ICA S.A. ADR                      175
       186,000 FEMSA, Class B                             434
        +5,000 Grupo Carso S.A. ADR                        55
        67,970 Grupo Financiero Bancomer ADR              408
       +33,831 Grupo Financiero Bancomer, Class L           9
        91,500 Grupo Financiero Banorte, Class C          119
       +11,770 Grupo Mexicano Desarrollo ADR, Class B      46
       +47,750 Grupo Sidek S.A., Class B                   43
         6,450 Grupo Simec S.A. ADR, Class B               64
        +1,350 Grupo Tribasa S.A. ADR                      11
        15,800 Hylsamex S.A. ADR                          288




 The accompanying notes are an integral part of the financial statements.

         9,615 Panamerican Beverages, Inc., Class A   $   288
        10,620 Telefonos de Mexico S.A. ADR, Class L      313
       102,400 Tolmex S.A., Class B2                      400
                                                      -------
                                                        3,695
                                                      -------
        PERU   (2.5%)
        44,200 Banco de Credito del Peru                   77
       158,600 Telefonica del Peru S.A., Class B          271
                                                      -------
                                                          348
                                                      -------
TOTAL COMMON STOCKS (Cost $8,044)                       8,263
                                                      -------

PREFERRED STOCKS   (31.7%)
        BRAZIL   (31.7%)
    61,870,000 Banco Bradesco                             524
     3,550,000 Banco Nacional S.A.                         69
    14,770,000 Banco do Brasil                            177
     4,820,000 Banco do Estado Sao Paulo                   27
     1,158,173 Brahma                                     380
       360,000 Brasmotor                                   67
      +230,000 Centrais Eletricas de Santa Catarina,
                   Class B                                186
         6,600 Cia Energetica de Sao Paulo ADR             75
     1,540,000 Cia Energetica de Sao Paulo                 61
     5,760,000 Cia Paulista de Forca E Luz                189
     4,000,000 Continental 2001                            87
       550,000 Coteminas                                  173
       169,000 Dixie Laleka S.A.                          132
       583,000 Eletrobras                                 155
     1,590,400 Itaubanco                                  484
        99,000 Multibras S.A.                              82
     4,550,000 Petrobras                                  386
    58,300,000 Refrigeracao Parana                        113
     8,650,000 Lojas Renner                               147
     6,232,000 Telecomunicacoes Brasileiras               205
     3,149,000 Telecomunicacoes de Sao Paulo              390
     1,142,000 Vale Do Rio Doce                           173
       320,000 WEG S.A.                                   146
                                                      -------
TOTAL PREFERRED STOCKS (Cost $4,560)                    4,428
                                                      -------

         FACE
        AMOUNT
----------------------
CONVERTIBLE DEBENTURES
    COLOMBIA   (2.3%)
       $   430 Banco de Columbia 5.20%, 2/01/99
                    (Cost $389)                           327
                                                      -------

   NO. OF
   RIGHTS
   ------
RIGHTS    (0.0%)
    BRAZIL
    +1,117,250 Banco Bradesco   (Cost $0)                   1
                                                      -------





 The accompanying notes are an integral part of the financial statements.

     FACE                                               VALUE
    AMOUNT                                              (000)
----------------                                      -------
SHORT - TERM INVESTMENT   (4.4%)
        REPURCHASE AGREEMENT   (4.4%)
       $   613 U.S. Trust 5.90% dated 6/30/95,
               due 7/03/95 to be repurchased at
               $613, collateralized by $645
               United States Treasury Bills,
               due 7/27/95, valued at $642
               (Cost $613)                            $   613
                                                      -------

FOREIGN CURRENCY   (2.3%)
APS         33 Argentine Peso                              33
BLR         62 Brazilian Real                              67
MP       1,400 Mexican New Peso                           224
PS           3 Peruvian Sol                                 1
                                                      -------
TOTAL FOREIGN CURRENCY (Cost $327)                        325
                                                      -------
TOTAL INVESTMENTS (100%) (Cost $13,933)                13,957
                                                      -------
OTHER ASSETS    (4.1%)
     Cash                               $      1
     Receivable for Portfolio Shares
       Sold                                  355
     Receivable for Investments Sold         161
     Dividends Receivable                     18
     Interest Receivable                      10
     Expense Reimbursement
       Receivable                             23          568
                                        --------
LIABILITIES    (-4.1%)
     Payable for Investments Purchased     (510)
     Custodian Fees Payable                 (22)
     Administrative Fees Payable             (2)
     Sub-Administrative Fees Payable         (2)
     Directors' Fees & Expenses              (2)
     Other Liabilties                       (34)        (572)
                                        --------      -------
NET ASSETS    (100%)                                  $13,953
                                                      -------
                                                      -------

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     Applicable to 1,586,250 outstanding $.001
     par value shares (authorized 500,000,000
     shares)                                            $8.80
                                                      -------
                                                      -------

--------------------------------------------------------------------------------

FOREIGN CURRENCY EXCHANGE INFORMATION:
   Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to receive foreign currency in exchange for US dollars as indicated below:


                                          IN
 CURRENCY                               EXCHANGE                  UNREALIZED
TO DELIVER     VALUE     SETTLEMENT       FOR         VALUE          LOSS
  (000)        (000)        DATE         (000)        (000)          (000)
----------     -----     ----------     --------      -----       ----------
 US$  8         $ 8        7/3/95        BLR 7         $ 8            -
               -----                                  -----       ----------
___________________________________________________________________________
+   - Non-income producing securities.
ADR - American Depositary Receipt.
ADS - American Depositary Shares.
GDR - Global Depositary Receipt.


 The accompanying notes are an integral part of the financial statements.

___________________________________________________________________________
      SUMMARY OF FOREIGN & U.S. SECURITIES BY INDUSTRY CLASSIFICATION

                                            VALUE     PERCENTAGE OF
INDUSTRY                                    (000)       NET ASSETS
-------------------------------------------------------------------
Capital Equipment                         $   558          4.0%
Consumer Goods                              2,339         16.8
Energy                                      3,227         23.1
Finance                                     2,668         19.1
Materials                                   2,564         18.4
Multi-Industry                                175          1.2
Services                                    1,488         10.7
                                          -------         ----
                                          $13,019         93.3%
                                          -------         ----
                                          -------         ----














 The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------

                                                     LATIN
                                                  AMERICAN
                                                 PORTFOLIO
                                                JANUARY 18,
                                                  1995* TO
                                                  JUNE 30,
                                                      1995
                                                     (000)
----------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                   $        132
  Interest                                              33
  Less Foreign Taxes Withheld                          (12)
                                              -------------
    Total Income                                       153
                                              -------------
EXPENSES:
  Investment Advisory Fees:
     Basic Fees - Adviser                               57
     Less: Fees Waived                                 (57)
                                              -------------
  Investment Advisory Service Fees - Net                 -
  Administrative Fees                                   10
  Sub-Administrative Fees                                4
  Custodian Fees                                        39
  Filing and Registration Fees                          21
  Directors' Fees and Expenses                           2
  Audit Fees                                            19
  Brazilian Tax Expense                                 45
  Other Expenses                                         8
  Expenses Reimbursed by Adviser                       (16)
                                              -------------
    Total Expenses                                     132
                                              -------------
NET INVESTMENT INCOME                                   21
                                              -------------
NET REALIZED LOSS:
  Investments Sold                                    (747)
  Foreign Currency Transactions                         (7)
                                              -------------
    Total Net Realized Loss                           (754)
                                              -------------
CHANGE IN UNREALIZED APPRECIATION                       24
                                              -------------
TOTAL NET REALIZED LOSS AND CHANGE
  IN UNREALIZED APPRECIATION                          (730)
                                              -------------
  Net Decrease in Net Assets Resulting
       from Operations                        $       (709)
                                              -------------
                                              -------------
______________________________
*  Commencement of Operations.

    The accompanying notes are an integral part of the financial statements.

_______________________________________________________________________________

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
THE LATIN AMERICAN PORTFOLIO
-------------------------------------------------------------------------------
                                                     PERIOD FROM
                                                JANUARY 18, 1995*
                                                  TO JUNE 30 1995
                                                      (UNAUDITED)
                                                            (000)
-----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                               $      21
  Net Realized Loss                                        (754)
  Change in Unrealized Appreciation                          24
                                                      ---------
  Net Decrease in Net Assets Resulting from
    Operations                                             (709)
                                                      ---------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                             17,894
  Distributions Reinvested                                    -
  Redeemed                                               (3,232)
                                                      ---------
  Net Increase from Capital Share Transactions           14,662
                                                      ---------
  Total Increase in Net Assets                           13,953

NET ASSETS:
  Beginning of Period                                         -
                                                      ---------
  End of Period (2)                                   $  13,953
                                                      ---------
                                                      ---------
________________________________________________________________
(1) Capital Share Transactions:
    Shares Subscribed                                     1,956
    Shares Issued on Distributions Reinvested                 -
    Shares Redeemed                                        (370)
                                                      ---------
    Net Increase in Capital Shares Outstanding            1,586
                                                      ---------
                                                      ---------
(2) Net Assets were Comprised of:
    Paid in Capital                                   $  14,662
    Undistributed Net Investment Income                      21
    Accumulated Net Realized Loss                          (754)
    Unrealized Appreciation                                  24
                                                      ---------
                                                      $  13,953
                                                      ---------
                                                      ---------

_________________
* Commencement of operations.






 The accompanying notes are an integral part of the financial statements.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS :
-------------------------------------------------------------------------------
THE LATIN AMERICAN PORTFOLIO
-------------------------------------------------------------------------------
                                                                   PERIOD FROM
                                                              JANUARY 18, 1995*
                                                               TO JUNE 30, 1995
                                                                    (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.00
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (1)                                           0.01
   Net Realized and Unrealized Loss on Investment                     (1.21)
                                                                   --------
     Total from Investment Operations                                 (1.20)
                                                                   --------
NET ASSET VALUE, END OF PERIOD                                        $8.80
                                                                   --------
                                                                   --------
TOTAL RETURN                                                       (12.00)%
                                                                   --------
                                                                   --------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                               $13,953
Ratio of Expenses to Average Net Assets (1)                            2.54%**+
Ratio of Net Investment Income to Average Net Assets (1)               0.40%**
Portfolio Turnover Rate                                                  62%

__________________________
(1)Effect of voluntary expense limitation during the period:
     Per share benefit to net investment income                       $0.05
   Ratios before expense limitation:
     Expenses to Average Net Assets                                    3.95 %**
     Net Investment Loss to Average Net Assets                        (1.00)%**
__________________________
*    Commencement of operations.
**   Annualized.
+ The ratio of expenses to average net assets includes Brazilian tax expense. Without the effect of the Brazilian tax expense, the ratio of expenses to average net assets would have been 1.68%**.




 The accompanying notes are an integral part of the financial statements.

                   MORGAN STANLEY INSTITUTIONAL FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS (Unaudited)
                               June 30, 1995

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of twenty-four diversified and non-diversified investment portfolios. These notes pertain only to the unaudited financial statements dated June 30, 1995 for one such investment portfolio, the Latin American Portfolio (the "Portfolio").

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Money market and municipal money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated. The Portfolio accrues such taxes when the related income is earned.

The Brazilian government assesses a 1% tax on all settlements of foreign currency used to purchase listed equity securities.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as a custodian for the Portfolio takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by counter-party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Portfolio are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major U.S. or foreign bank. Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid, and certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts (if any) at the date of default. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. SHORT SALES: The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) ant cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

8. PURCHASED AND WRITTEN OPTIONS: The Portfolio may write covered call options. Premiums are received and are recorded as liabilities, and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or canceled in closing purchase transactions are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. By writing a call option, the Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. Possible losses from written options may be unlimited.

The Portfolio may also purchase call options on It's portfolio securities. The Portfolio may purchase call options to close out covered call positions or to protect against an increase in the price of the security it anticipates purchasing. Possible losses from purchased options cannot exceed the total amount invested.

9. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Distributions are recorded on the ex-distribution date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio Valuation) may be created and offered for investment. The "local" and "foreign" shares' market values may vary.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Portfolio with investment advisory services at a fee calculated at the annual rate of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated below.
                                                                Maximum
                                               Advisory         Expense
                                                 Fee             Ratio
                                               --------         -------

Latin American Portfolio . . . . . . . . . . .  1.10%            1.70%

C. MSAM also provides the Portfolio with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Portfolio. For such services, MSAM pays U.S. Trust a portion of the fee MSAM receives from the Portfolio.

Bice Chileconsult Agente de Valores S.A. (the "Chilean Administrator") acts as the Portfolios' legal representative in Chile pursuant to an administrative agreement (the "Chilean Administrative Agreement"). The Chilean Administrator provides various services to the Portfolio for a monthly fee which on an annual basis is equal to the greater of 0.125% of the Portfolios' average weekly net assets invested in Chile or $20,000.

Unibanco-Uniao (the "Brazilian Administrator") provides the Portfolio with administrative services pursuant to an Administrative Agreement (the "Brazilian Administration Agreement") for a monthly fee which on an annual basis equals 0.125% of the Portfolio's average weekly net assets invested in Brazil.

D. Morgan Stanley Trust Company ("MSTC") acts as custodian for the Portfolio's assets held outside the United States in accordance with a Custodian Agreement. U.S. Trust acts as custodian for the Portfolio's domestic assets in accordance with a Custodian Agreement. Custodian fees are computed and payable monthly based on securities held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. MSTC and MSAM are wholly-owned subsidiaries of Morgan Stanley Group, Inc..

During the period January 18, 1995 through June 30, 1995 the Portfolio incurred custody fees and had amounts payable to MSTC at June 30, 1995 of:

                           MSTC
                       Custody Fees                Fees Payable to
                         Incurred                        MSTC
                         --------                        ----
                          (000)                          (000)

                           $36                            $21

E. During the period January 18, 1995 through June 30, 1995, purchases and sales of investment securities other than U.S. Government securities and short-term investments were:

                        Purchases                        Sales
                        ---------                        -----
                          (000)                          (000)

                         $20,744                        $6,992

F. At June 30, 1995, the Portfolio's cost for Federal income tax purposes was $13,606,000. Net unrealized appreciation for Federal income tax purposes aggregated $26,000 of which $1,004,000 related to appreciated securities and $978,000 related to depreciated securities.

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------
THE MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------

 FACE
AMOUNT                                              VALUE
 (000)                                               (000)
--------------------------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS    (99.2%)
  DAILY VARIABLE RATE BONDS  (11.2%)
 $900   Hapeville, Georgia, Industrial
        Development Authority, Series 85,
        4.35%, 11/01/15                             $    900
 1,500  Jackson County, Mississippi, Port
        Facility, Chevron Project, Series 93,
        4.20%, 6/01/23                                 1,500
   500  Lincoln County, Wyoming, Pollution
        Control Revenue, Exxon Project Series 84A,
        4.25%, 11/01/14                                  500
   300  New York City, New York, Water Finance
        Authority, Water and Sewer System Revenue,
        Series 94C,  4.25%, 6/15/22                      300
 1,000  Platte County, Wyoming, Pollution
        Control Revenue, Series A, 4.35%,
        7/01/14                                        1,000
   700  Valdez, Alaska, Marine Terminal
        Authority, Exxon, Series 85, 4.20%,
        10/01/25                                         700
                                                  ----------
TOTAL DAILY VARIABLE RATE BONDS                        4,900
                                                  ----------
  FIXED RATE INSTRUMENTS  (88.0%)
 1,000  Columbus, Ohio, General Obligation
        Bonds, 5.80%, 1/01/00                          1,053
 1,000  Connecticut State Special Obligation,
        Tax Revenue Bonds, Transportation,
        6.50%, 7/01/09, Prerefunded 7/01/99 at 102     1,090
 1,000  De Kalb County, Georgia, General
        Obligation Bonds, 7.30%, 1/01/00,
        Prerefunded 1/01/97 at 102                     1,066
 1,000  De Kalb County, Georgia, Water & Sewer
        Revenue Bonds 7.00%, 10/01/06                  1,068
 1,000  Georgia State, General Obligation Bonds,
        Series E, 6.75%, 12/01/02                      1,129
   500  Hawaii State, General Obligation Bonds,
        Series BS, 6.70%, 9/01/97                        527
 1,000  Hawaii State, General Obligation Bonds,
        Series CJ, 6.20%, 1/01/12                      1,022
 1,000  Howard County, Maryland, Consolidated
        Public Improvement General Obligation
        Bonds, Series A,  7.20%, 8/01/03,
        Prerefunded 8/01/96 at 102                     1,054
 1,500  Intermountain Power Agency, Utah, Power
        Supply Revenue Bonds, Series D,  8.38%,
        7/01/12                                        1,636
 1,000  Kentucky State Housing Corp. Revenue
        Bonds, Series A, 6.00%, 7/01/10                1,012
 1,155  Maryland State Department of
        Transportation, Construction Revenue Bonds,
        Second Issue,  6.80%, 11/01/05,
        Prerefunded 11/01/99 at 102                    1,278
 1,000  Massachusetts State, Consolidated Loan,
        Series A, 7.50%, 3/01/03, Prerefunded
        3/01/00 at 102                                 1,133
   500  Massachusetts State Consolidated Loan,
        Series A, 7.63%, 6/01/08,
        Prerefunded 6/01/01 at 102                       582
 1,625  Michigan State Housing Development
        Authority Revenue Bonds, Series A,  6.75%,
        12/01/14                                       1,698
 1,500  Minnesota State General Obligation
        Bonds, 7.00%, 8/01/99,
        Prerefunded 8/01/96 at 100                     1,550
 1,400  Mississippi State General Obligation
        Bonds, 6.00%, 2/01/09                          1,440
 1,000  Mobile Alabama, Water & Sewer Revenue
        Bonds, Series B, 7.25%, 1/01/06                1,036
 1,475  Montana State General Obligation Bonds,
        Long Range Building Program, Series C,
        6.00%, 8/01/13                                 1,498



  The accompanying notes are an integral part of the financial statements.

$1,500  Municipal Assistance Corp. for City of
        New York, New York, Refunding
        Revenue Bonds, Series 56, 7.90%,
        7/01/98, Prerefunded 7/01/96 at 102         $  1,589
 1,000  New Castle County, Delaware, General
        Obligation Bonds, 6.25%, 10/15/01              1,078
 1,500  North Little Rock, Arkansas, Electric
        Revenue Refunding Bonds, Murray Lock & Dam
        Hydro, 7.40%, 7/01/15, Prerefunded 7/01/96
        at 102                                         1,581
   500  Ohio State General Obligation Bonds,
        6.20%, 8/01/12                                   521
 1,000  Ohio State Housing Finance Agency,
        Residential Mortgage Revenue Bonds,
        Series A-1, 6.20%, 9/01/14                     1,011
 1,000  Pennsylvania State Higher Educational
        Facilities Authority, Colleges & Universities
        Revenue Bonds,  6.50%, 9/01/02                 1,095
 1,000  Reedy Creek Improvement District,
        Florida, District Florida Utility
        Revenue Bonds, Series 91-1,  6.50%,
        10/01/16, Prerefunded 10/01/01 at 101          1,108
 1,000  Redmond, Washington, General Obligation        1,038
        Bonds, 5.75%, 12/01/05
 1,400  Rhode Island Depositors Economic
        Protection Corp., Special Obligation Revenue
        Bonds, Series A,  7.25%, 8/01/21,
        Prerefunded 8/01/96 at 102                     1,477
 1,350  San Antonio, Texas General Obligation
        Bonds, 6.50%, 8/01/14                          1,408
 1,000  Tulsa, Oklahoma, General Obligation
        Bonds, 6.38%, 2/01/02                          1,084
 1,000  Virginia Beach, Virginia General
        Obligation Bonds, 6.00%, 9/01/10               1,022
   500  Virginia State Housing Development
        Authority, Commonwealth Mortgage Revenue
        Bonds, Series B,  6.60%, 1/01/12                 519
 1,000  Virginia State Housing Development
        Authority, Commonwealth Mortgage Revenue
        Bonds, Series B,  6.65%, 1/01/13               1,038
 1,500  Washington State General Obligation
        Bonds, Series 86-D, 8.00%, 9/01/09,
        Prerefunded 9/01/96 at 100                     1,571
   500  Washington Suburban Sanitary District,
        General Obligation Revenue Bonds, 6.50%,
        11/01/05, Prerefunded 11/01/01 at 102            555
                                                  ----------
TOTAL FIXED RATE INSTRUMENTS                          38,567
                                                  ----------
TOTAL TAX-EXEMPT INSTRUMENTS (99.2%)
 (Cost $42,728)                                       43,467
                                                  ----------
TOTAL INVESTMENTS  (99.2%)  (Cost $42,728)            43,467
                                                  ----------
OTHER ASSETS    (2.2%)
     Cash                                  $44
     Interest Receivable                   928           972
                                   -----------
LIABILITIES    (-1.4%)
     Payable for Investments
       Purchased                          (562)
     Administrative Fees Payable            (5)
     Investment Advisory Fees Payable       (4)
     Custodian Fees Payable                 (2)
     Directors Fees and Expense
      Payable                               (2)
     Other Liabilities                     (34)         (609)
                                   -----------    ----------
NET ASSETS  (100%)                                   $43,830
                                                  ----------
                                                  ----------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     Applicable to 4,723,159 outstanding
     $.001 par value shares (authorized
     500,000,000 shares)                              $10.26
                                                  ----------
                                                  ----------
------------------------------------------------------------

     Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements. Maturity dates disclosed for
     Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.


  The accompanying notes are an integral part of the financial statements.

     Prerefunded Bonds. Outstanding bonds have been refunded to the first call date
     (prerefunded date) by the issuance of new bonds.
     Principal and interest are paid  from
     monies escrowed in U.S. Treasury securities.
     Prerefunded bonds are generally re-rated
     AAA due to the U.S. Treasury escrow.














  The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                    MUNICIPAL
                                                         BOND
                                                    PORTFOLIO
                                                   JANUARY 18,
                                                     1995* TO
                                                     JUNE 30,
                                                         1995
                                                        (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                       $        990
                                               --------------
    Total Income                                          990
                                               --------------
EXPENSES:
  Investment Advisory Fees:
     Basic Fees - Adviser                                  69
     Less: Fees Waived                                    (62)
                                               --------------
  Investment Advisory Service Fees - Net                    7
  Administrative Fees:                                     32
  Custodian Fees                                            5
  Filing and Registration Fees                             20
  Directors' Fees and Expenses                              2
  Legal Fees                                                1
  Audit Fees                                               10
  Shareholder Reports                                      11
  Other Expenses                                            1
                                               --------------
    Total Expenses                                         89
                                               --------------
NET INVESTMENT INCOME                                     901
                                               --------------
NET REALIZED GAIN:
  Investments Sold                                        178
                                               --------------
    Total Net Realized Gain                               178
                                               --------------
CHANGE IN UNREALIZED APPRECIATION                         739
                                               --------------
TOTAL NET REALIZED GAIN AND CHANGE
  IN UNREALIZED APPRECIATION                              917
                                               --------------
  Net Increase in Net Assets Resulting
       from Operations                           $      1,818
                                               --------------
                                               --------------

*  Commencement of Operations.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
THE MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                PERIOD FROM
                                          JANUARY 18, 1995*
                                            TO JUNE 30 1995
                                                (UNAUDITED)
                                                      (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                       $     901
  Net Realized Gain                                 178
  Change in Unrealized Appreciation                 739
                                             ----------
  Net Increase in Net Assets Resulting from
  Operations                                      1,818
                                             ----------
DISTRIBUTIONS:
  Net Investment Income                            (705)

CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                     55,060
  Distributions Reinvested                          672
  Redeemed                                      (13,015)
                                             ----------
  Net Increase from Capital Share
  Transactions                                   42,717
                                             ----------
  Total Increase in Net Assets                   43,830

NET ASSETS:
  Beginning of Period                                --
                                             ----------
  End of Period (2)                           $  43,830
                                             ----------
                                             ----------

________________________________________________________
(1) Capital Share Transactions:
  Shares Subscribed                               5,480
  Shares Issued on Distributions Reinvested          66
  Shares Redeemed                                (1,273)
                                             ----------
  Net Increase in Capital Shares Outstanding      4,273
                                             ----------
                                             ----------


(2) Net Assets were Comprised of:
  Paid in Capital                             $  42,717
  Undistributed Net Investment Income               196
  Accumulated Net Realized Gain                     178
  Unrealized Appreciation                           739
                                             ----------
                                              $  43,830
                                             ----------
                                             ----------
--------------
* Commencement of operations.

 The accompanying notes are an integral part of the financial statements.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS :
--------------------------------------------------------------------------------
THE MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
                                                               PERIOD FROM
                                                         JANUARY 18, 1995*
                                                          TO JUNE 30, 1995
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00
                                                            -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (1)                                         0.21
   Net Realized and Unrealized Gain on Invest                        0.21
                                                            -------------
     Total from Investment Operations                                0.42
                                                            -------------
DISTRIBUTIONS
   Net Investment Income                                            (0.16)
                                                            -------------
NET ASSET VALUE, END OF PERIOD                                     $10.26
                                                            -------------
                                                            -------------
TOTAL RETURN                                                          4.2%
                                                            -------------
                                                            -------------

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $43,830
Ratio of Expenses to Average Net Assets (1)                          0.45%**
Ratio of Net Investment Income to Average Net Assets (1)             4.55%**
Portfolio Turnover Rate                                               124%

-------------------
(1)Effect of voluntary expense limitation during the period:
     Per share benefit to net investment income                     $0.01
   Ratios before expense limitation:
     Expenses to Average Net Assets                                  0.76%**
     Net Investment Income (Loss) to Average Net Assets              4.24%**

----------------
 *   Commencement of operations.
**   Annualized.

                   MORGAN STANLEY INSTITUTIONAL FUND, INC.
                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                               JUNE 30, 1995

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of twenty-four diversified and non-diversified investment portfolios. These Notes pertain only to the unaudited financial statements dated June 30, 1995 for one such investment portfolio, the Municipal Bond Portfolio (the "Portfolio").

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of the financial statements.

1. SECURITY VALUATION: Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value.
Municipal money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated. The Portfolio accrues such taxes when the related income is earned.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as a custodian for the Portfolio takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery date.
 When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Distributions are recorded on the ex-distribution date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Portfolio with investment advisory services at a fee calculated at the annual rate of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated below.

                                               Advisory       Maximum Expense
                                                 Fee                Ratio
                                               --------       ---------------
Municipal Bond Portfolio                         0.35%               0.45%

C. MSAM also provides the Portfolio with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses.

Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Fund. For such services, MSAM pays U.S. Trust a portion of the fee MSAM receives from the Fund. MSAM is a wholly-owned subsidiary of Morgan Stanley Group, Inc..

D. U.S. Trust acts as custodian for the Portfolio's assets in accordance with a Custodian Agreement. Custodian fees are computed and payable monthly based on securities held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

E. During the period January 18, 1995 through June 30, 1995, purchases and sales of investment securities other than U.S. Government securities and short-term investments were:

                                           Purchases      Sales
                                          ---------      ------
                                            (000)        (000)

                                          $99,205       $56,492

F. At June 30, 1995, the Portfolio's cost for Federal income tax purposes was $42,728,000. Net realized appreciation for Federal income tax purposes aggregated $739,000 of which $763,000 related to appreciated securities and $24,000 related to depreciated securities.

          MORGAN STANLEY
          INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS  (UNAUDITED)
JUNE 30, 1995
-------------------------------------------------------------------------------
THE U.S. REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------

                                                                     VALUE
SHARES                                                                (000)
--------------------------------------------------------------------------
COMMON STOCKS  (97.1%)
          APARTMENT  (28.4%)
 44,200  Associated Estates Realty Corp.                            $   934
 45,700  Avalon Properties, Inc.                                        908
 82,600  Bay Apartment Communities, Inc.                              1,611
 66,500  Equity Residential Properties Trust                          1,854
 56,600  Evans Withycombe Residential, Inc.                           1,153
 53,100  Home Properties of New York, Inc.                              936
 63,400  Irvine Apartment Communities, Inc.                           1,094
 60,000  Walden Residential Properties, Inc.                          1,102
 76,000  Wellsford Residential Property Trust                         1,729
                                                                -----------
                                                                     11,321
                                                                -----------
           LODGING/LEISURE  (4.7%)
+98,600  Host Marriot Corp.                                           1,048
+36,000  Starwood Lodging Trust                                         846
                                                                -----------
                                                                      1,894
                                                                -----------
           MANUFACTURED HOME  (7.7%)
 66,500  Atlantic Gulf Communities Corp.                                432
 20,000  Chateau Properties, Inc.                                       418
 60,300  ROC Communities, Inc.                                        1,334
 36,200  Sun Communities, Inc.                                          905
                                                                -----------
                                                                      3,089
                                                                -----------
           OFFICE  (9.9%)
 64,400  Beacon Properties Corp.                                      1,280
 44,400  Cali Realty Corp.                                              860
 73,100  Carr Realty Corp.                                            1,261
+64,900  Koger Equity, Inc.                                             568
                                                                -----------
                                                                      3,969
                                                                -----------
           OFFICE AND INDUSTRIAL  (16.0%)
 75,700  Bedford Property Investors, Inc.                               435
 60,100  Duke Realty Investments, Inc.                                1,698
  7,500  First Industrial Realty Trust, Inc.                            154
 71,400  Liberty Property Trust                                       1,401
 31,500  Reckson Associates Realty Corp.                                764
 86,400  Spieker Properties, Inc.                                     1,933
                                                                -----------
                                                                      6,385
                                                                -----------
           SELF STORAGE  (4.2%)
 102,00  Storage Equities, Inc.                                       1,670
                                                                -----------
           SHOPPING CENTER  (26.2%)
              FACTORY OUTLET CENTER  (1.4%)
 20,800  Chelsea GCA Realty, Inc.                                       561
                                                                -----------
              REGIONAL MALL  (19.8%)
 98,200  Alexander Haagen Properties, Inc.                            1,129
 50,000  CBL & Associates Properties, Inc.                              994
 99,700  Crown American Realty Trust                                  1,259
 93,400  DeBartolo Realty Corp.                                       1,366
 76,200  Glimcher Realty Trust                                        1,581


 The accompanying notes are an integral part of the financial statements.

 79,500  Macerich Co.                                               $ 1,560
                                                                -----------
                                                                      7,889
                                                                -----------
              STRIP CENTER  (5.0%)
 29,800  Developers Diversified Realty Corp.                            857
 37,900  Price REIT, Inc., Series B                                   1,132
                                                                -----------
                                                                      1,989
                                                                -----------
         TOTAL SHOPPING CENTER                                       10,439
                                                                -----------
 TOTAL COMMON STOCKS  (Cost $37,467)                                 38,767
                                                                -----------

 FACE
 AMOUNT
 (000)
--------
SHORT-TERM INVESTMENT  (4.4%)
          REPURCHASE AGREEMENT  (4.4%)
$1,749   U.S. Trust, 5.90%, dated 6/30/95,
         due 7/03/95, to be repurchased at $1,750,
         collateralized by $1,820 United States
         Treasury Bills, due 7/27/95, valued at
         $1,813 (Cost $1,749)                                        1,749
                                                               -----------
TOTAL INVESTMENTS (101.5%)  (Cost $39,216)                          40,516
                                                               -----------
OTHER ASSETS  (4.1%)
     Receivable for Portfolio Shares Sold           $1,000
     Receivable for Investments Sold                   347
     Dividends Receivable                              285
     Other                                               1           1,633
                                               -----------
LIABILITIES    (-5.6%)
     Payable for Investments Purchased              (2,185)
     Investment Advisory Fees Payable                  (11)
     Administrative Fees Payable                        (4)
     Custodian Fees Payable                             (3)
     Directors' Fees & Expenses                         (1)
     Other Liabilities                                 (25)         (2,229)
                                               -----------     -----------
NET ASSETS    (100%)                                               $39,920
                                                               -----------
                                                               -----------
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     Applicable to 3,684,831 outstanding $.001
     par value shares (authorized 500,000,000
     shares)                                                        $10.83
                                                               -----------
                                                               -----------
_______________________________________________________________________________
+   - Non-income producing securities.


 The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
-------------------------------------------------------------------------------
                                                                     U.S. REAL
                                                                        ESTATE
                                                                     PORTFOLIO
                                                                  FEBRUARY 24,
                                                                      1995* TO
                                                                      JUNE 30,
                                                                          1995
                                                                          (000)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                     $        742
  Interest                                                                59
                                                                ------------
    Total Income                                                         801
                                                                ------------
EXPENSES:
  Investment Advisory Fees:
     Basic Fees - Adviser                                                 68
     Less: Fees Waived                                                   (58)
                                                                ------------
  Investment Advisory Fees - Net                                          10
  Administrative Fees:                                                    13
  Custodian Fees                                                           9
  Filing and Registration Fees                                            23
  Directors' Fees and Expenses                                             2
  Legal Fees                                                              11
  Audit Fees                                                               8
  Shareholder Reports                                                      9
  Other Expenses                                                           1
                                                                ------------
    Total Expenses                                                        86
                                                                ------------
NET INVESTMENT INCOME                                                    715
                                                                ------------
NET REALIZED GAIN:
  Investments Sold                                                       310
                                                                ------------
CHANGE IN UNREALIZED APPRECIATION                                      1,300
                                                                ------------
TOTAL NET REALIZED GAIN AND CHANGE
  IN UNREALIZED APPRECIATION                                           1,610
                                                                ------------
  Net Increase in Net Assets Resulting
       from Operations                                          $      2,325
                                                                ------------
                                                                ------------

_____________
* Commencement of Operations

  The accompanying notes are an integral part of the financial statements.

    MORGAN STANLEY
    INSTITUTIONAL FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
THE U.S. REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------
                                                                PERIOD FROM
                                                          FEBRUARY 24, 1995*
                                                             TO JUNE 30 1995
                                                                 (UNAUDITED)
                                                                       (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                          $     715
  Net Realized Gain                                                    310
  Change in Unrealized Appreciation                                  1,300
                                                                 ---------
  Net Increase in Net Assets Resulting from Operations               2,325
                                                                 ---------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                        39,627
  Distributions Reinvested                                               -
  Redeemed                                                          (2,032)
                                                                 ---------
  Net Increase from Capital Share Transactions                      37,595
                                                                 ---------
  Total Increase in Net Assets                                      39,920

NET ASSETS:
  Beginning of Period                                                    -
                                                                 ---------
  End of Period (2)                                              $  39,920
                                                                 ---------
                                                                 ---------

_______________________________________________________________________________
(1) Capital Share Transactions:
    Shares Subscribed                                               3,882
    Shares Issued on Distributions Reinvested                           -
    Shares Redeemed                                                  (197)
                                                                 ---------

    Net Increase in Capital Shares Outstanding                      3,685
                                                                 ---------
                                                                 ---------
(2) Net Assets were Comprised of:
    Paid in Capital                                              $ 37,595
    Undistributed Net Investment Income                               715
    Accumulated Net Realized Gain                                     310
    Unrealized Appreciation                                         1,300
                                                                 ---------
                                                                 $ 39,920
                                                                 ---------
                                                                 ---------

_________________
* Commencement of operations.



 The accompanying notes are an integral part of the financial statements.

     MORGAN STANLEY
     INSTITUTIONAL FUND, INC.
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS :
-------------------------------------------------------------------------------
THE U.S. REAL ESTATE PORTFOLIO
-------------------------------------------------------------------------------
                                                                   PERIOD FROM
                                                            FEBRUARY 24, 1995*
                                                              TO JUNE 30, 1995
                                                                   (UNAUDITED)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.00
                                                                ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (1)                                          0.19
   Net Realized and Unrealized Gain on Investments                    0.64
                                                                ----------
     Total from Investment Operations                                 0.83
                                                                ----------
NET ASSET VALUE, END OF PERIOD                                      $10.83
                                                                ----------
                                                                ----------
TOTAL RETURN                                                           8.3%
                                                                ----------
                                                                ----------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                              $39,920
Ratio of Expenses to Average Net Assets (1)                           0.97%**
Ratio of Net Investment Income to Average Net Assets (1)              8.08%**
Portfolio Turnover Rate                                                 41%

_________________________
(1)Effect of voluntary expense limitation during the period:
     Per share benefit to net investment income                      $0.02
   Ratios before expense limitation:
     Expenses to Average Net Assets                                   1.63 %**
     Net Investment Income to Average Net Assets                      7.42 %**

_________________________
*    Commencement of operations.
**   Annualized.


 The accompanying notes are an integral part of the financial statements.

                         MORGAN STANLEY INSTITUTIONAL FUND, INC.
                        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                    JUNE 30, 1995

   Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which offers redeemable shares of twenty-four diversified and non-diversified investment portfolios. These Notes pertain only to the unaudited financial statements dated June 30, 1995 for one such investment portfolio, the U.S. Real Estate Portfolio (the "Portfolio").

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Portfolio in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities are valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is the Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as a custodian for the Portfolio takes possession of the underlying securities, the value of which is at least equal to the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Portfolio may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Distributions are recorded on the ex-distribution date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Portfolio with investment advisory services at a fee calculated at the annual rate of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolio, if necessary, if the annual operating expenses, expressed as a percentage of average daily net assets, exceed the maximum ratio indicated below.

                                                             Maximum
                                            Advisory         Expense
                                               Fee            Ratio
                                            --------         -------

U.S. Real Estate Portfolio . . . . . . . .    0.80%            1.00%

C. MSAM also provides the Portfolio with administrative services pursuant to an Administrative Agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses.

Under an agreement between MSAM and U.S. Trust Company of New York ("U.S. Trust"), Mutual Funds Service Company ("MFSC"), a subsidiary of U.S. Trust, provides certain administrative services to the Portfolio. For such services, MSAM pays U.S. Trust a portion of the fee MSAM receives from the Portfolio. MSAM is a wholly-owned subsidiary of Morgan Stanley Group, Inc.

D. CUSTODIANS: U.S. Trust acts as custodian for the Portfolio's assets in accordance with a Custodian Agreement. Custodian fees are computed and payable monthly based on investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses.

E. PURCHASES AND SALES: During the period February 24, 1995 through June 30, 1995, purchases and sales of investment securities other than U.S. Government securities and short-term investments were:

                      Purchases               Sales
                      ---------               -----
                        (000)                 (000)

                      $48,607                $11,450

F. At June 30, 1995, the Portfolio's cost for Federal income tax purposes was $39,216,000. Net realized appreciation for Federal income tax purposes aggregated $1,300,000 of which $1,373,000 related to appreciated securities and $73,000 related to depreciated securities.

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

   SHARES                                      VALUE
                                               (000)
------------------------------------------------------
COMMON STOCKS (92.9%)
  AUSTRALIA (1.9%)
      16,200  Amcor Ltd.....................  $    120
       9,200  Ampolex Ltd...................        21
      15,200  Australian National Industries
                Ltd.........................        13
      26,000  Boral Ltd. (Bon Shares
                Plan).......................        65
       6,400  Brambles Industries Ltd.......        61
      49,348  Broken Hill Proprietary Co.,
                Ltd.........................       607
      16,800  Burns, Philip & Co., Ltd......        35
       8,725  Coca-Cola Amatil Ltd..........        54
      33,300  Coles Myer Ltd................       104
      16,700  CRA Ltd.......................       227
      26,200  CSR Ltd.......................        82
      82,400  Fosters Brewing Corp..........        73
      21,763  General Property Trust........        37
      34,700  Goodman Fielder Ltd...........        29
       9,200  ICI Australia Ltd.............        60
       7,349  Lend Lease Corp., Ltd.........        94
      44,590  MIM Holdings Ltd..............        55
      37,018  National Australia Bank
                Ltd.........................       292
      +8,500  Newcrest Mining Ltd...........        36
      50,132  News Corp., Ltd...............       280
      22,100  North Broken Hill Peko Ltd....        53
      30,200  Pacific Dunlop Ltd............        64
      25,200  Pioneer International Ltd.....        63
       8,342  Renison Goldfields
                Consolidated Ltd............        26
       4,278  Renison Goldfields
                Consolidated Ltd. (New).....        10
      16,100  Santos Ltd....................        39
      19,200  Southcorp Holdings Ltd........        38
     +12,400  TNT Ltd.......................        16
      27,100  Western Mining Corp. Holdings
                Ltd.........................       149
      17,057  Westfield Trust...............        10
      45,800  Westpac Banking Corp..........       166
                                              --------
                                                 2,979
                                              --------
  BELGIUM (4.0%)
         260  Baekaert S.A..................       206
         450  Cimenteries CBR
                Cementbedrijven.............       184
       5,900  Delhaize Freres et Cie, 'Le
                Lion', S.A..................       265
       5,050  Electrabel S.A................     1,066
       1,100  Electrabel S.A. (New) -
                VVPR........................       235
       3,900  Fortis AG.....................       412
         108  Fortis AG - VVPR..............        12
       1,670  Generale de Banque S.A........       536
       2,900  Gevaert Photo-Producten
                S.A.........................       159
         586  Glaverbel S.A.................        77
         +36  Glaverbel S.A. - VVPR.........        --
       2,650  Groupe Bruxelles Lambert
                S.A.........................       355
       1,550  Kredietbank S.A...............       367
       2,620  Petrofina S.A.................       791
       1,450  Reunies Electrobel & Tractebel
                S.A.........................       526
       1,500  Royale Belge..................       283
         950  Solvay et Cie S.A.............       526
      +2,850  Union Miniere S.A.............       186
                                              --------
                                                 6,186
                                              --------
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  BRAZIL (0.4%)
     550,000  Cia Paulista de Forca E Luz...  $     27
   1,300,000  Cia Siderurgica Nacional......        30
   1,600,000  Eletrobras....................       417
     250,000  Servicos de Eletricdade.......        79
                                              --------
                                                   553
                                              --------
  FRANCE (7.8%)
       1,200  Accor S.A.....................       160
       6,700  Alcatel Alsthom...............       603
       7,000  AXA S.A.......................       378
       8,300  Banque Nationale de Paris.....       400
         350  BIC Corp......................        58
       1,200  Bouygues......................       144
       1,150  Carrefour Supermarch S.A......       589
         290  Chargeurs S.A.................        57
         916  Cie Bancaire S.A..............       110
       3,700  Cie de Saint Gobain...........       447
       7,100  Cie de Suez S.A...............       395
       5,279  Cie Financiere de Paribas,
                Class A.....................       317
       4,900  Cie Generale des Eaux.........       545
      11,000  Elf Aquitaine.................       813
       3,700  Elf Sanofi....................       205
       1,400  Eridania Beghin-Say S.A.......       216
       3,400  Etablissements Economiques du
                Casino......................        99
       3,400  Groupe Danone.................       572
       2,500  Havas S.A.....................       198
       4,000  Lafarge Coppee S.A............       311
       3,200  L'Air Liquide.................       511
       1,400  Legrand.......................       222
       2,700  L'Oreal.......................       677
       3,400  LVMH Moet Hennessy Louis
                Vuitton.....................       612
       3,100  Lyonnaise des Eaux Demez......       293
      +4,900  Michelin CGDE, Class B........       217
       2,300  Pernod-Ricard.................       151
        +800  Pinault-Printemps S.A.........       172
         900  Promodes......................       205
      +2,200  PSA Peugeot Citrogen S.A......       305
      11,100  Rhone-Poulenc S.A., Class A...       250
         250  SAGEM.........................       144
         450  Saint Louis S.A...............       139
       2,400  Schneider S.A.................       190
       1,250  Simco S.A.....................       109
         200  Societe Eurafrance S.A........        66
       3,700  Societe Generale..............       433
      +6,300  Thomson CSF...................       141
       9,100  Total S.A., Class B...........       548
                                              --------
                                                12,002
                                              --------
  GERMANY (3.8%)
          90  AGIV AG.......................        29
         390  Allianz AG Holdi..............       695
          70  AMB Aachener & Muenchener
                Beteiligungs AG.............        49
          70  Asko Deutsche Kaufhaus AG.....        44
       1,200  BASF AG.......................       256
       1,325  Bayer AG......................       329

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  GERMANY (CONT.)
         450  Bayerische Hypotheken und
                Wechsel Bank AG.............  $    123
         470  Bayerische Vereinsbank AG.....       142
          90  Beiersdorf AG.................        71
          80  Brau Und Brunnen AG...........        15
         980  Daimler Benz AG...............       451
         180  Degussa AG....................        56
       8,950  Deutsche Bank AG..............       435
        +670  Deutsche Lufthansa AG.........        97
       8,200  Dresdner Bank AG..............       237
          80  Heidelberger Zement AG........        69
         210  Hochtief AG...................       118
         170  Karstadt AG...................        74
         120  Kaufhof Holding AG............        43
        +310  Kloeckner-Humboldt-Deutz AG...        10
         180  Linde AG......................       107
         250  MAN AG........................        64
         780  Mannesmann AG.................       238
         130  Muenchener Rueckver AG........       285
         290  Preussag AG...................        87
         660  RWE AG........................       229
         110  SAP AG........................       146
       1,300  Schering AG...................        91
       1,050  Siemens AG....................       520
        +640  Thyssen AG....................       119
         930  Veba AG.......................       365
         390  Viag AG.......................       153
         550  Volkswagen AG.................       158
                                              --------
                                                 5,905
                                              --------
  HONG KONG (5.0%)
      32,000  Applied International
                Holdings....................         3
      40,592  Bank of East Asia Ltd.........       122
     152,000  Cathay Pacific Airways Ltd....       222
     114,000  Cheung Kong Holdings Ltd......       564
     103,000  China Light & Power Co.,
                Ltd.........................       530
      82,000  Chinese Estates Holdings......        59
      41,000  Dickson Concepts International
                Ltd.........................        25
      32,000  Giordano Holdings Ltd.........        24
      65,000  Hang Lung Development Co......       103
      99,500  Hang Seng Bank Ltd............       759
      10,000  Hong Kong Aircraft Engineering
                Co., Ltd....................        26
     100,800  Hong Kong & China Gas Co.,
                Ltd.........................       161
      66,000  Hong Kong & Shanghai Hotel
                Ltd.........................        81
     562,000  Hong Kong Telecommunications
                Ltd.........................     1,111
     222,486  Hopewell Holdings Ltd.........       188
     187,000  Hutchison Whampoa Ltd.........       904
      55,000  Hysan Development Ltd.........       126
      20,000  Johnson Electric Holdings
                Ltd.........................        40
      30,000  Miramar Hotel & Investment
                Ltd.........................        61
      79,656  New World Development Co.,
                Ltd.........................       265
      74,000  Oriental Press Group Ltd......        30
      20,500  Peregrine Investment Holdings
                Ltd.........................        29
      56,340  Shangri-La Asia Ltd...........        67
      86,000  Shun Tak Holdings Ltd.........        68
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
      96,000  South China Morning Post
                Holdings....................  $     58
      54,000  Stelux Holdings Ltd...........        16
     119,000  Sun Hung Kai Properties
                Ltd.........................       881
      83,500  Swire Pacific Ltd., Class A...       637
      22,000  Television Broadcasts Ltd.....        77
      18,000  Winsor Industrial Corp.
                Ltd.........................        24
     113,000  Wharf Holdings Ltd............       369
       7,900  Wing Lung Bank Ltd............        45
                                              --------
                                                 7,675
                                              --------
  INDONESIA (4.4%)
   **218,000  Bank Dagang Nasional
                (Foreign)...................       382
 **1,248,000  Barito Pacific Timber
                (Foreign)...................     1,793
   **353,000  Gadjah Tunggal (Foreign)......       507
   **401,000  Hanajaya Mandala Sampoerna
                (Foreign)...................     3,151
   **344,000  Jakarta International Hotel &
                Development (Foreign).......       433
    **37,000  Matahari Putra Prima
                (Foreign)...................        59
   **+34,000  Panbrothers Tex (Foreign).....        11
  **+187,000  Sinar Mas Agro (Foreign)......       197
   **123,000  United Tractors (Foreign).....       262
                                              --------
                                                 6,795
                                              --------
  ITALY (2.0%)
     +20,000  Alitalia S.p.A................        10
      24,270  Assicurazioni Generali
                S.p.A.......................       571
      50,000  Banca Commerciale Italiana....       113
     +10,000  Banca Nazionaia Deli..........         8
      16,000  Banco Ambrosiano Ven..........        53
       5,500  Benetton Group S.p.A..........        54
       3,000  Cartiere Burgo................        20
      70,500  Credito Italiano..............        82
      19,000  Edison S.p.A..................        85
      +2,000  Falck Italian.................         3
     +96,000  Fiat S.p.A....................       339
     +23,000  Fiat S.p.A. Di Risp (NCS).....        49
       7,500  Fidis Italian.................        16
      20,900  Gilardini.....................        40
      +5,000  Impregilo S.p.A...............         5
      22,000  Istituto Bancario San Paolo...       119
      +2,750  Italcementi...................         8
      +6,250  Italcementi Di Risp...........        43
      21,000  Italgas.......................        55
      14,500  Mediobanca S.p.A..............       105
    +160,000  Montedison S.p.A..............       114
     +25,000  Montedison S.p.A Di Risp
                (NCS).......................        16
     +37,500  Olivetti S.A..................        37
      35,500  Parmalat Finanziaria S.p.A....        32
     +50,000  Pirelli S.p.A.................        66
       8,150  R.A.S. S.p.A..................        86
       3,350  R.A.S. S.p.A Di Risp (NCS)....        21
       5,000  Rinascente....................        28
         600  Risanamento Di Napoli.........         8
      +2,000  Saffa.........................         7
       3,000  SAI...........................        32
      12,500  Saipan........................        25
       3,000  Sasib.........................        14

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                             Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  ITALY (CONT.)
       7,000  Sirti S.p.A...................  $     52
      12,000  SME Meridonale................        30
     +20,000  SNIA BPO S.p.A................        23
     190,000  Telecom Italia S.p.A..........       515
      50,000  Telecom Italia S.p.A. Di Risp
                (NCS).......................       106
                                              --------
                                                 2,990
                                              --------
  JAPAN (28.3%)
       3,000  Advantest Corp................       113
      27,000  Ajinomoto Co..................       277
      14,000  Aoki Corp.....................        51
       2,000  Aoyama Trading Co.............        33
      55,000  Asahi Bank Ltd................       587
      14,000  Asahi Breweries Ltd...........       161
      41,000  Asahi Chemical Industry Co.,
                Ltd.........................       269
      41,000  Asahi Glass Co., Ltd..........       452
      41,000  Bank of Tokyo.................       657
      14,000  Bridgestone Co................       206
      47,000  Canon, Inc....................       765
      28,000  Casio Computer Co.............       253
      27,000  Chiba Bank....................       245
       5,000  Chiyoda Corp..................        42
      14,000  Chugai Pharmaceuticals Co.....       142
      34,000  Citizen Watch Co., Ltd........       210
      63,000  Dai-Ichi Kangyo Bank..........     1,136
      14,000  Daikin Industries Ltd.........       113
      27,000  Dai Nippon Printing Co.,
                Ltd.........................       430
      +6,000  Daishowa Paper Manufacturing
                Co., Ltd....................        27
      14,000  Daiwa House Industry..........       215
      27,000  Daiwa Securities Co., Ltd.....       285
       9,000  Ebara.........................       109
       8,000  Fanuc.........................       345
      62,000  Fuji Bank.....................     1,250
      24,000  Fuji Photo Film Ltd...........       569
      95,000  Fujitso Ltd...................       946
      22,000  Furukawa Electric Co..........       104
      27,000  Hankyu Corp...................       162
      14,000  Hazama Corp...................        58
     124,000  Hitachi Ltd...................     1,235
      43,000  Honda Motor Co................       659
      47,000  Industrial Bank of Japan......     1,225
      10,000  Ito-Yokado Co., Ltd...........       527
     +55,000  Japan Airlines Co.............       365
      34,000  Japan Energy Corp.............       110
      15,000  Joyo Bank.....................       127
      14,000  Jusco Co., Ltd................       291
      27,000  Kajima Corp...................       268
       8,900  Kansai Electric Power Co......       239
      27,000  Kao Corp......................       325
     +70,000  Kawasaki Steel Corp...........       229
      41,000  Kinki Nippon Railway..........       360
      27,000  Kirin Brewery Co., Ltd........       286
     +82,000  Kobe Steel Ltd................       195
      77,000  Komatsu Ltd...................       587
      41,000  Kubota Corp...................       261
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
      27,000  Kumagai Gumi Co...............  $    113
       7,000  Kyocera Ltd...................       576
      14,000  Kyowa Hakko Kogyo.............       135
      12,000  Kyushu Matsushita Electric....       208
      17,000  Makita Corp...................       232
      41,000  Marubeni Corp.................       208
      14,000  Marui Co., Ltd................       223
      65,000  Matsushita Electric Industries
                Ltd.........................     1,012
      41,000  Mitsubishi Chemical Corp......       175
      38,000  Mitsubishi Corp...............       432
      49,000  Mitsubishi Electric Co........       344
      30,000  Mitsubishi Estate Co., Ltd....       338
     110,000  Mitsubishi Heavy Industries
                Ltd.........................       747
      28,000  Mitsubishi Materials Corp.....       125
      26,000  Mitsubishi Trust & Banking
                Co..........................       368
      41,000  Mitsui & Co...................       320
     +27,000  Mitsui Engineering &
                Shipbuilding................        59
      23,000  Mitsui Fudosan Co.............       263
      27,000  Mitsukoshi Ltd................       193
       2,800  Mochida Pharmaceutical........        43
      13,000  Murata Manufacturing Co.,
                Ltd.........................       492
      79,000  NEC Corp......................       865
      27,000  New Oji Paper Co., Ltd........       259
      14,000  NGK Insulators................       127
      14,000  Nippon Denso Co., Ltd.........       254
      27,000  Nippon Express Co., Ltd.......       248
      14,000  Nippon Fire & Marine Insurance
                Co..........................        88
      13,000  Nippon Light Metal............        59
      14,000  Nippon Meat Packers, Inc......       205
      41,000  Nippon Oil Co.................       258
      27,000  Nippon Paper Industries Co....       175
     103,000  Nippon Steel Co...............       335
      41,000  Nippon Yusen..................       230
      52,000  Nissan Motor Co...............       332
     +80,000  NKK Corp......................       188
      41,000  Nomura Securities Co..........       715
      27,000  Obayashi Corp.................       208
      27,000  Odakyu Electric Railway Co....       196
      30,000  Olympus Optical Co., Ltd......       247
      82,000  Osaka Gas Co..................       303
      14,000  Penta-Ocean Construction......        89
       9,000  Pioneer Electric Corp.........       153
       3,000  Rohm Co.......................       155
      68,000  Sakura Bank...................       709
      13,900  Sankyo Co., Ltd...............       323
      41,000  Sanyo Electric Co., Ltd.......       202
       3,000  Secom Co., Ltd................       189
       3,300  Sega Enterprises..............       117
      14,000  Sekisui House Co., Ltd........       173
       7,000  Seven-Eleven Japan............       501
      56,000  Sharp Corp....................       739
      14,000  Shin-Etsu Chemical Co.........       246
      20,000  Shinizu Corp..................       193
       6,000  Shiseido Co., Ltd.............        68
      27,000  Shizuoka Bank.................       337
     +27,000  Showa Denko...................        80
      13,000  Sony Corp.....................       624

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  JAPAN (CONT.)
      69,000  Sumitomo Bank.................  $  1,196
      14,000  Sumitomo Cement...............        51
      55,000  Sumitomo Chemical Co..........       215
      27,000  Sumitomo Corp. Ind............       246
      18,000  Sumitomo Electric Ind.........       214
       6,000  Sumitomo Forestry Co., Ltd....       100
      96,000  Sumitomo Metal Ind............       250
      13,000  Sumitomo Metal & Mining.......        96
      27,000  Taisei Corp., Ltd.............       159
      27,000  Takeda Chemical...............       356
       7,000  TDK Corp......................       319
      27,000  Teijin Ltd....................       129
      27,000  Tobu Railway Co...............       168
      43,000  Tokai Bank....................       477
      41,000  Tokio Marine & Fire Insurance
                Co..........................       470
       6,000  Tokyo Dome Corp...............        92
      30,200  Tokyo Electric Power Co.......       926
       5,000  Tokyo Electron Ltd............       171
      82,000  Tokyo Gas Co..................       323
      27,000  Tokyu Corp....................       173
      19,000  Toppan Printing Co., Ltd......       249
      41,000  Toray Industries Inc..........       255
      73,000  Toshiba Corp..................       462
      14,000  Toto Ltd......................       200
      27,000  Toyoba Co.....................        89
      64,000  Toyota Motor Corp.............     1,268
     +27,000  Ube Industries Ltd............        94
      27,000  Yamaichi Securities Co........       145
      14,000  Yamanouchi Pharmaceutical
                Co..........................       315
      27,000  Yasuda Trust & Banking Co.....       177
                                              --------
                                                43,682
                                              --------
  MALAYSIA (1.9%)
       6,000  AMMB Holdings Bhd.............        71
      20,000  Amsteel Corp. Bhd.............        30
       6,000  Aokam Perdana Bhd.............        15
      20,000  Berjaya Group Bhd.............        18
       7,000  Commerce Asset Holding Bhd....        36
      22,000  DCB Holdings Bhd..............        64
       6,000  Edaran Otomobil Nasional
                Bhd.........................        59
      32,000  Faber Group Bhd...............        31
      28,000  Golden Hope Plantations Bhd...        51
      +5,000  Golden Plus Holdings Bhd......        11
      10,000  Guinness Anchor Bhd...........        18
      19,000  Highlands & Lowlands Bhd......        36
       4,000  Hong Leong Industries Bhd.....        25
      24,000  Hong Leong Properties Bhd.....        32
       7,000  Hume Industries (Malaysia)
                Bhd.........................        38
     +21,000  Idris Hydraulic (Malaysia)
                Bhd.........................        29
      21,000  IGB Corp. Bhd.................        20
      27,000  IOI Corp. Bhd.................        35
      15,000  Kedah Cement Bhd..............        24
       5,000  Kian Joo Can Factory Bhd......        20
      13,000  Land & General Bhd............        43
      12,000  Leader Universal Holdings
                Bhd.........................        43
      29,000  Magnum Corp. Bhd..............        68
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
      30,000  Malayan Banking Bhd...........  $    237
      20,000  Malayan United Industries
                Bhd.........................        34
      18,000  Malaysian Airline System
                Bhd.........................        61
      24,000  Malaysian International
                Shipping Bhd (Foreign)......        70
      15,000  Malaysian Mining Corp. Bhd....        27
       3,000  Malaysian Oxygen Bhd..........        12
      19,000  Malaysian Resources Corp.
                Bhd.........................        33
      26,000  Metroplex Bhd.................        25
      19,000  Mulpha International Bhd......        23
      22,000  Multi-Purpose Holdings Bhd....        39
       5,000  Nestle (Malaysia) Bhd.........        38
       5,000  Oriental Holdings Bhd.........        27
       8,000  Perlis Plantations Bhd........        27
      14,000  Perusahaan Otomobil Nasional
                Bhd.........................        51
       9,000  Petaling Garden Bhd...........        12
      26,000  Public Bank Bhd...............        58
       9,000  Rashid Hussein Bhd............        29
      29,000  Resorts World Bhd.............       170
       8,000  R.J. Reynolds Bhd.............        15
       7,000  Rothmans of Pall Mall
                (Malaysia) Bhd..............        55
      11,000  Selangor Properties Bhd.......        12
       8,000  Shell Refining Co. (Malaysia)
                Bhd.........................        27
      55,000  Sime Darby Bhd................       153
      22,000  Tan Chong Motor Holdings
                Bhd.........................        25
     +18,000  Technology Resources
                Industries Bhd..............        52
      52,000  Telekom Malaysia Bhd..........       395
      78,000  Tenaga Nasional Bhd...........       318
       9,000  UMW Holdings Bhd..............        26
      15,000  United Engineers Ltd.
                (Malaysia)..................        95
                                              --------
                                                 2,963
                                              --------
  NETHERLANDS (5.0%)
      12,500  ABN Amro Holdings N.V.........       482
       3,200  Akzo Nobel N.V................       382
      26,700  Elsevier N.V..................       315
       2,350  Heineken N.V..................       356
      11,200  Internationale Nederlanden
                Groep N.V...................       620
      +3,400  KLM Royal Dutch Airlines
                N.V.........................       110
       5,144  Koninklijke Ahold N.V.........       184
       4,200  Koninklijke KNP BT N.V........       126
       1,150  Koninklijke Nederlandsche
                Hoogovens N.V...............        46
      20,868  Koninklijke PTT Nederland
                N.V.........................       750
         950  Nedlloyd Groep N.V............        32
      13,500  Philips Electronics N.V.......       572
      21,600  Royal Dutch Petroleum Co......     2,638
       1,200  Stork N.V.....................        33
       6,500  Unilever N.V..................       846
       2,800  Wolters Kluwer N.V............       247
                                              --------
                                                 7,739
                                              --------
  PORTUGAL (2.6%)
      45,200  Banco Chemical S.A.
                (Registered)................       454
      75,000  Banco Commercial Portugues
                (Registered)................       993
      25,000  Banco Portugues de
                Investimento (New)..........       437
       4,900  Corticeira Amorim S.A.........        74

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                             Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  PORTUGAL (CONT.)
       9,000  Jeronimo Martins..............  $    455
      18,300  Lisnave-Estaleiros Navais de
                Lisboa S.A..................        88
       6,200  Mota e Companhia S.A..........       131
      24,607  Portugal Telecom S.A.
                (Registered)................       471
      27,000  Sonae Investmentos............       646
      13,200  UNICER-Uniao Cervejeira
                S.A.........................       223
                                              --------
                                                 3,972
                                              --------
  SINGAPORE (2.9%)
      23,000  Amcol Holdings Ltd............        67
      62,000  City Developments Ltd.........       379
      18,000  Cycle & Carriage Ltd..........       161
      65,000  DBS Land Ltd..................       204
      32,000  Development Bank of Singapore
                Ltd. (Foreign)..............       364
      16,000  First Capital Corp. Ltd.......        50
      19,000  Fraser & Neave Ltd............       219
      25,000  Hai Sun Hup Group Ltd.........        15
      33,000  Hotel Properties Ltd..........        58
      15,000  Inchcape Bhd..................        49
       9,000  Jurong Shipyard Ltd...........        64
      40,000  Keppel Corp., Ltd.............       326
      22,000  Natsteel Ltd..................        46
      63,000  Neptune Orient Lines Ltd......        73
      47,000  Oversea-Chinese Banking Corp.
                (Foreign)...................       521
      12,000  Overseas Union Entrprise
                Ltd.........................        73
      25,000  Parkway Holdings Ltd..........        61
       4,000  Robinson & Co. Ltd............        16
      13,000  Shangri-La Hotel Ltd..........        52
      59,000  Singapore Airlines Ltd.
                (Foreign)...................       545
      16,800  Singapore Press Holdings
                (Foreign)...................       251
      47,000  Straits Steamship Land Ltd....       163
      31,000  Straits Trading Co., Ltd......        78
     125,000  United Industrial Corp.
                Ltd.........................       121
      49,000  United Overseas Bank Ltd.
                (Foreign)...................       463
                                              --------
                                                 4,419
                                              --------
  SPAIN (2.9%)
         600  Acerinox S.A..................        74
       6,700  Argentaria S.A................       248
      11,000  Autopistas Concesionaria
                Espanola S.A................       107
      12,800  Banco Bilbao Vizcaya S.A......       370
       8,500  Banco Central Hispano
                Americano S.A...............       180
       8,500  Banco de Santander S.A........       335
       1,150  Corporacion Financiera Alba...        59
       1,258  Corporacion Mapfre............        62
         272  Corporacion Mapfre (New)......        13
       3,800  Dragados y Construccion
                S.A.........................        55
       3,100  Ebro Agricolas S.A............        32
      +1,200  Empresa Nacional de Cellulosas
                S.A.........................        31
      14,200  Empresa Nacional de
                Electricdad S.A.............       701
       5,700  Ercros S.A....................         6
       1,300  FASA Renault S.A..............        39
         850  Fomento Construction
                Contractas S.A..............        72
       2,050  Gas Natural SDG S.A...........       245
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
      49,000  Iberdrola S.A.................  $    369
         200  Inmobilaria Metro Vasco
                Central S.A.................         6
         550  Portland Valderrivas S.A......        38
      16,400  Repsol S.A....................       516
       2,100  Tabacalera S.A., Class A......        79
      51,500  Telefonica Nacional de Espana
                S.A.........................       664
      17,100  Union Electrica Fenosa S.A....        80
      +2,300  Uralita S.A...................        28
       2,500  Vallehermoso S.A..............        43
       1,400  Viscofan Envolturas
                Celulosicas S.A.............        21
         400  Zardoya Otis S.A..............        41
                                              --------
                                                 4,514
                                              --------
  SWITZERLAND (3.1%)
         +75  Adia S.A. (Bearer)............        16
          50  Alusuisse-Lonza Holdings Ltd.
                (Bearer)....................        31
         100  Alusuisse-Lonza Holdings Ltd.
                (Registered)................        63
         165  BBC Brown Boveri AG
                (Bearer)....................       171
          90  Ciba Geigy AG (Bearer)........        66
         450  Ciba Geigy AG (Registered)....       330
       2,275  CS Holding AG (Registered)....       208
          10  Georg Fischer AG (Bearer).....        13
         135  Holderbank Glarus AG
                (Bearer)....................       111
         100  Merkur Holding AG
                (Registered)................        28
         710  Nestle S.A. (Registered)......       739
          30  Roche Holding AG (Bearer).....       334
         130  Roche Holding AG
                (Registered)................       838
         630  Sandoz AG (Registered)........       434
          70  SMH AG (Bearer)...............        45
         300  SMH AG (Registered)...........        40
          35  Societe Generale de
                Surveillance Holding S.A.
                (Bearer)....................        61
          70  Sulzer AG (Registered)........        47
         +50  SwissAir (Registered).........        35
         450  Swiss Bank Corp. (Bearer).....       159
         700  Swiss Bank Corp.
                (Registered)................       124
         300  Swiss Reinsurance
                (Registered)................       231
         390  Union Bank of Switzerland
                (Bearer)....................       404
         430  Union Bank of Switzerland
                (Registered)................        95
         100  Zurich Versicherung
                (Registered)................       126
                                              --------
                                                 4,749
                                              --------
  THAILAND (1.9%)
      14,500  Advanced Information Services
                Co., Ltd....................       215
      32,400  Bangchak Petroleum Co.,
                Ltd.........................        65
      44,300  Bangkok Metropolitan Bank
                Ltd.........................        53
      11,800  CMIC Finance & Securities Co.,
                Ltd.........................        45
      15,700  Dhana Siam Finance &
                Securities Co., Ltd.........        92
       8,400  General Finance & Securities
                Co., Ltd....................        41
      15,500  Italian-Thai Development Co.,
                Ltd.........................       167
      20,700  Jasmine International Co.,
                Ltd. (Foreign)..............       130
      83,500  Krung Thai Bank Ltd.
                (Foreign)...................       338
      19,600  National Finance & Securities
                Co., Ltd....................        97
      19,200  National Petrochemical Co.....        50
      +9,900  One Holding Co., Ltd..........        31

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  THAILAND (CONT.)
      16,900  Phatra Thanakit Co., Ltd.
                (Foreign)...................  $    141
      19,200  PTT Exploration & Production
                Co., Ltd....................       207
      31,700  Sahaviriya Steel Industry.....        78
       8,600  Shinawatra Computer Co.,
                Ltd.........................       213
     +21,700  Shinawatra Satellite Co.,
                Ltd.........................        50
      74,600  Siam City Bank Ltd.
                (Foreign)...................       103
     138,000  TelecomAsia Corp., Ltd.
                (Foreign)...................       517
      26,500  Thai Military Bank Ltd.
                (Foreign)...................       107
      14,500  United Communications
                Industry....................       212
                                              --------
                                                 2,952
                                              --------
  UNITED KINGDOM (15.0%)
      58,300  Abbey National plc............       434
      42,300  Argyll Group plc..............       226
      40,900  Arjo Wiggins Appleton plc.....       167
      16,500  Associated British Foods
                plc.........................       174
      48,500  Barclays plc..................       521
      30,500  Bass plc......................       292
     100,177  BAT Industries plc............       767
      19,400  BICC plc......................        92
      35,800  Blue Circle Industries plc....       160
      17,400  BOC Group plc.................       222
      35,800  Boots Co. plc.................       290
      16,400  Bowater plc...................       126
      24,600  BPB Industries plc............       122
      14,300  British Aerospace plc.........       128
      33,400  British Airways plc...........       219
     163,600  British Gas plc...............       754
     178,800  British Petroleum Co. plc.....     1,282
      63,400  British Steel plc.............       173
     194,000  British Telecommunications
                plc.........................     1,210
     121,200  BTR plc.......................       616
       8,280  Burmah Castrol plc............       120
      73,323  Cable & Wireless plc..........       502
      34,500  Cadbury Schweppes plc.........       252
      22,500  Caradon plc...................        85
      25,109  Coats Viyella plc.............        74
     +14,700  Commercial Union plc..........       137
      14,300  Courtaulds plc................       102
      10,200  De La Rue Co. plc.............       152
      15,700  Eastern Electricity plc.......       162
      36,100  Forte plc.....................       131
      20,000  General Accident plc..........       183
     109,500  General Electric plc..........       535
      15,400  GKN plc.......................       157
      91,335  Glaxo Holdings plc............     1,121
      70,010  Grand Metropolitan plc........       429
      34,900  Great Universal Stores plc....       327
      46,700  Guardian Royal Exchange plc...       154
      59,400  Guinness plc..................       447
     172,901  Hanson plc....................       605
      34,800  Harrisons & Crossfields plc...        79
      67,500  HSBC Holdings plc.............       870
      24,600  Imperial Chemical Industries
                plc.........................       301
      48,100  Ladbroke Group plc............       129
   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
      21,500  Land Securities plc...........  $    208
      30,700  Lasmo plc.....................        84
      40,300  Lloyds Bank plc...............       400
      25,200  Lonrho plc....................        59
      87,046  Marks and Spencer plc.........       560
      16,400  MEPC plc......................       100
      44,000  National Power plc............       312
      18,400  North West Water Group plc....       162
      29,700  Peninsular & Oriental Steam
                Navigation Co...............       274
      40,900  Pilkington plc................       114
      72,100  Prudential Corp. plc..........       384
      15,400  Rank Organization plc.........        97
      22,897  Redland plc...................       150
      27,000  Reed International plc........       379
      53,800  Reuters Holdings plc..........       449
       9,200  RMC Group plc.................       155
      30,700  Royal Bank of Scotland Group
                plc.........................       209
      24,200  Royal Insurance Holdings
                plc.........................       119
      41,900  RTZ Corp. plc.................       547
      57,940  Sainsbury (J) plc.............       407
      25,800  Scottish Power plc............       133
      53,200  Sears plc.....................        84
      16,600  Sedgwick Group plc............        36
      12,300  Slough Estates plc............        43
      41,600  SmithKline Beecham plc, Class
                A...........................       377
      10,900  Southern Electricity plc......       111
      38,706  Tarmac plc....................        69
      20,500  Taylor Woodrow plc............        38
      55,079  Tesco plc.....................       254
      19,400  Thames Water plc..............       147
      17,400  THORN EMI plc.................       361
      14,300  TI Group plc..................        89
      36,800  Trafalgar House plc...........        26
      22,000  Unilever plc..................       445
      35,800  Vodafone Group plc............       133
       9,000  Warburg (S.G.) Group plc......       104
      29,100  Zeneca Group plc..............       492
                                              --------
                                                23,140
                                              --------
  UNITED STATES (0.0%)
       1,167  U.S. Industries, Inc..........        16
                                              --------
TOTAL COMMON STOCKS (Cost $136,932).........   143,231
                                              --------
PREFERRED STOCKS (1.3%)
  AUSTRALIA (0.1%)
      25,693  News Corp., Ltd...............       127
                                              --------
  BRAZIL (1.0%)
  18,666,000  Aracruz Celulose S.A., Class
                B...........................        44
  11,100,000  Banco Bradesco................        94
   2,500,000  Banco do Brasil...............        30
   1,100,000  Banco do Estado Sao Paulo.....         6
     145,000  Brahma........................        48
     700,000  Ceval Alimentos S.A...........         8
   1,050,000  Cia Brasileira de Petroleo
                Ipiranga....................        12
   2,372,500  Cia Energetica de Minas
                Gerais......................        46
      60,000  Cia Energetica de Sao Paulo...         2

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                             Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   SHARES
                                               VALUE
                                               (000)
------------------------------------------------------
  BRAZIL (CONT.)
      70,000  Cia Siderurgica de Tubarao....  $     52
   1,550,000  Eletrobras....................       413
      15,000  Industrias Klabin de Papel e
                Celulose S.A................        21
     210,000  Itaubanco.....................        64
     +65,000  Itausa Investimentos Itau
                S.A.........................        37
   2,200,000  Petrobras.....................       186
      16,000  Sadia Concordia...............        15
   7,300,000  Telecomunicacoes
                Brasileiras.................       240
     375,000  Telecomunicacoes de Sao
                Paulo.......................        47
  33,500,000  Usinas Siderurgicas de Minas
                Gerias......................        38
   1,150,000  Vale Do Rio Doce..............       174
                                              --------
                                                 1,577
                                              --------
  GERMANY (0.2%)
         380  RWE AG........................       105
          80  SAP AG........................       101
                                              --------
                                                   206
                                              --------
  ITALY (0.0%)
      29,000  Fiat S.p.A....................        63
                                              --------
TOTAL PREFERRED STOCKS (Cost $1,695)........     1,973
                                              --------
   NO. OF
   RIGHTS
------------
RIGHTS (0.0%)
  AUSTRALIA (0.0%)
    **+2,181  Coca-Cola Amatil Ltd.,
                expiring 7/26/95............         3
                                              --------
  BRAZIL (0.0%)
  **+200,000  Banco Bradesco................        --
    **+2,663  Brahma........................         1
    +254,000  Telebras......................        --
                                              --------
                                                     1
                                              --------
  FRANCE (0.0%)
    **+1,346  Cie Bancaire S.A..............        16
                                              --------
  INDONESIA (0.0%)
   **+18,500  Matahari Putra Prima, expiring
                8/04/95.....................        18
                                              --------
  SPAIN (0.0%)
        +400  Zardoya Otis S.A., expiring
                7/26/95.....................         4
                                              --------
TOTAL RIGHTS (Cost $16).....................        42
                                              --------
   NO. OF
  WARRANTS
------------
WARRANTS (0.0%)
  BELGIUM (0.0%)
        +347  Petrofina S.A., expiring
                6/03/97.....................         5
                                              --------
  HONG KONG (0.0%)
      +4,400  Applied International
                Holdings, expiring
                12/30/99....................        --
                                              --------
  ITALY (0.0%)
      +2,950  R.A.S. S.p.A., expiring
                12/31/97....................        12
   NO. OF                                      VALUE
  WARRANTS                                     (000)
------------------------------------------------------
      +1,550  R.A.S. S.p.A., Savings Shares,
                expiring 12/31/97...........  $      4
                                              --------
                                                    16
                                              --------
  THAILAND (0.0%)
     *+3,050  CMIC Finance & Securities Co.,
                Ltd. (Foreign), expiring
                1999........................         1
      +6,400  National Finance & Securities
                Co., Ltd., expiring
                11/15/99....................        --
                                              --------
                                                     1
                                              --------
TOTAL WARRANTS (Cost $1)....................        22
                                              --------
   NO. OF
   UNITS
------------
UNITS (0.3%)
  AUSTRALIA (0.0%)
     +34,929  Westfield Trust...............        61
                                              --------
  UNITED KINGDOM (0.3%)
         534  British Aerospace plc.........         6
      40,200  SmithKline Beecham plc........       357
                                              --------
                                                   363
                                              --------
TOTAL UNITS (Cost $346).....................       424
                                              --------
    FACE
   AMOUNT
   (000)
------------
CONVERTIBLE DEBENTURES (0.0%)
  FRANCE (0.0%)
  FF    *600  Sanofi 4.00%, 1/01/00 (Cost
                $38)........................        38
                                              --------
TOTAL FOREIGN AND US SECURITIES (94.5%)
(Cost $139,028).............................   145,730
                                              --------
SHORT-TERM INVESTMENT (14.7%)
  REPURCHASE AGREEMENT (14.7%)
 $    22,660  Goldman Sachs, 6.00%, dated
                6/30/95, due 7/03/95, to be
                repurchased at $22,671,
                collateralized by $22,950
                United States Treasury Notes
                6.375%, due 6/30/97, valued
                at $23,172 (Cost $22,660)...    22,660
                                              --------
FOREIGN CURRENCY (0.4%)
  BF     389  Belgian Franc.................        14
 L         4  British Pound.................         7
 IL    5,434  Italian Lira..................         3
 Y     6,079  Japanese Yen..................        72
   MA    907  Malaysian Ringgit.............       372
  S$      11  Singapore Dollar..............         7
 SP    2,737  Spanish Peseta................        23
   CHF     4  Swiss Franc...................         3
  TB   2,398  Thai Baht.....................        97
                                              --------
TOTAL FOREIGN CURRENCY (Cost $599)..........       598
                                              --------
TOTAL INVESTMENTS (109.6%) (Cost
$162,287)...................................   168,988
                                              --------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                             VALUE
                                             (000)
----------------------------------------------------
OTHER ASSETS (2.1%)
  Receivable for Portfolio
   Shares Sold................  $    1,580
  Net Unrealized Gain on
   Foreign Forward Currency
   Contracts..................         677
  Dividends Receivable........         632
  Foreign Withholding Tax
   Reclaim Receivable.........         252
  Receivable for Investments
   Sold.......................          72
  Interest Receivable.........           4
  Other.......................          12  $  3,229
                                ----------
LIABILITIES (-11.7%)
  Payable for Investments
   Purchased..................     (17,601)
  Custodian Fees Payable......         (86)
  Payable for Portfolio Shares
   Redeemed...................         (85)
  Investment Advisory Fees
   Payable....................         (67)
  Payable to Custodian........         (57)
  Administrative Fees
   Payable....................         (24)
  Directors' Fees and Expenses
   Payable....................          (1)
  Other Liabilities...........         (49)  (17,970)
                                ----------  --------
NET ASSETS (100%).........................  $154,247
                                            --------
                                            --------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 14,021,360 outstanding
  $.001 par value shares (authorized
  500,000,000 shares).....................    $11.00
                                            --------
                                            --------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
 INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars as indicated below:

                                                                      NET
CURRENCY TO                            IN EXCHANGE                UNREALIZED
  DELIVER       VALUE    SETTLEMENT        FOR         VALUE      GAIN (LOSS)
   (000)        (000)       DATE          (000)        (000)         (000)
------------  ---------  -----------  -------------  ---------  ---------------
$       83    $      83     7/03/95       MA    204  $      83     $      --
IL  22,491           14     7/03/95   $          14         14            --
$       30           30     7/05/95       MA     73         30            --
$    8,026        8,026     7/06/95     L     4,996      7,949           (77)
IL   6,047            4     7/31/95   $           4          4            --
$    1,900        1,900     4/30/96      BF  54,274      1,921            21
$    7,378        7,378     4/30/96     Y   606,988      7,459            81
BF 225,256        7,973     4/30/96   $       8,000      8,000            27
Y 2,268,600      27,875     4/30/96   $      28,500     28,500           625
              ---------                              ---------         -----
              $  53,283                              $  53,960     $     677
              ---------                              ---------         -----
              ---------                              ---------         -----

------------------------------------------------------------

+        --   Non-income producing
              securities
*        --   Security is valued at cost --
              See Note A-1
**       --   Security is valued at fair
              value -- See Note A-1
NCS      --   Non Convertible Shares
BF       --   Belgian Franc
L        --   British Pound
FF       --   French Franc
IL       --   Italian Lira
Y        --   Japanese Yen
MA       --   Malaysian Ringgit

------------------------------------------------

        SUMMARY OF FOREIGN AND US SECURITIES BY INDUSTRY CLASSIFICATION

                                  VALUE      PERCENT OF
INDUSTRY                          (000)      NET ASSETS
--------------------------------------------------------
Capital Equipment.............  $   17,616           11.4%
Consumer Goods................      24,913           16.2
Energy........................      17,908           11.6
Finance.......................      36,935           23.9
Gold Mines....................          95            0.1
Materials.....................      18,547           12.0
Multi-Industry................       8,464            5.5
Services......................      21,252           13.8
                                ----------          ---
                                $  145,730           94.5%
                                ----------          ---
                                ----------          ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                             Active Country Allocation Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ASIAN EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
COMMON STOCKS (98.3%)
  CHINA (2.2%)
     890,400  China Merchants Shekou Port Services, Class B.....  $      483
      28,200  Jilin Chemical Co. Ltd. ADR.......................         543
   5,505,000  Maanshan Iron & Steel Co., Class H................       1,153
      51,000  Shandong Huaneng Power Co., Ltd. ADR..............         389
     200,000  Shanghai Diesel Engine Co., Ltd., Class B.........         124
     265,000  Shanghai Erfanji Co., Ltd., Class B...............          39
     313,235  Shanghai Jin Jiang Tower Ltd., Class B............         100
   1,601,600  Shanghai Jinqiao, Class B.........................         769
     590,900  Shanghai Phoenix Bicycle Ltd., Class B............         128
    +650,000  Shanghai Refrigerator Compressor, Class B.........         233
     638,000  Shanghai Tyre & Rubber Co., Class B...............         191
     120,000  Shanghai Yaohua Pilkington Glass, Class B.........         120
     180,400  Shenzhen Chiwan Wharf Holdings, Class B...........          90
 **1,000,000  Shenzhen North Jainshe Motorcycle.................         485
   4,265,000  Yizheng Chemical Fibre Co., Class H...............       1,488
                                                                  ----------
                                                                       6,335
                                                                  ----------
  HONG KONG (25.6%)
   2,637,000  Cheung Kong Holdings Ltd..........................      13,052
     358,000  China Light & Power Co., Ltd......................       1,841
   1,209,500  Citic Pacific Ltd.................................       3,040
   4,180,000  C.P. Pokphand Co., Ltd............................       1,472
  11,712,000  Guangdong Investments Ltd.........................       6,395
     610,000  Harbin Power Equipment Co.........................         195
     462,369  Hong Kong & Shanghai Bank Holdings plc............       5,931
     815,500  Hong Kong Electric Holdings Ltd...................       2,772
   4,999,000  Hong Kong Telecommunications Ltd..................       9,885
   3,648,000  Hopewell Holdings Ltd.............................       3,088
   1,927,000  Hutchison Whampoa Ltd.............................       9,314
   1,805,000  New World Development Co., Ltd....................       6,007
     200,000  Sum Cheong International..........................         114
     612,100  Sun Hung Kai Properties Ltd.......................       4,529
     661,560  Swire Pacific Ltd., Class A.......................       5,044
     906,000  Varitronix International Ltd......................       1,587
                                                                  ----------
                                                                      74,266
                                                                  ----------
  INDIA (0.8%)
      38,000  Grasim Industries Ltd. GDR........................         912
      51,000  Hindalco Industries Ltd. GDR......................       1,479
                                                                  ----------
                                                                       2,391
                                                                  ----------
  INDONESIA (6.4%)
   **600,000  Asiana Imi Industries (Foreign)...................         256
   **378,000  Bank International Indonesia (Foreign)............       1,167
   **450,000  Barito Pacific Timber (Foreign)...................         647
 **5,160,000  Bimantara Citra...................................       2,896
   **621,826  Charoen Pokphand (Foreign)........................       1,354
   **517,500  Duta Pertiwi (Foreign)............................         523
   **268,000  Indocement Tunggal (Foreign)......................       1,053

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
   **700,000  Indosat (Foreign).................................  $    2,656
   **351,600  Kalbe Farma (Foreign).............................       1,610
   **210,000  Keramika Indonesia Assosiasi (Foreign)............         283
 **1,000,000  Ometraco (Foreign)................................         718
   **601,000  Polysindo Eka Perkasa (Foreign)...................         337
   **916,800  Sona Topas Tourism (Foreign)......................       1,235
   **277,333  Sorini Corp. (Foreign)............................       1,326
    **85,000  Suba Indah (Foreign)..............................          42
 **1,250,000  Ultra Jaya Milk (Foreign).........................       1,123
   **644,800  United Tractors (Foreign).........................       1,375
                                                                  ----------
                                                                      18,601
                                                                  ----------
  KOREA (3.2%)
      53,900  Korea Electric Power (Foreign)....................       2,019
      +**900  Korea Mobile Telecom (Foreign)....................         949
      81,200  Pohang Iron & Steel Co., Ltd. ADR.................       2,395
    **14,100  Samsung Electronics...............................       2,904
         679  Samsung Electronics GDS...........................          49
      16,411  Samsung Electronics GDS (Non-voting shares).......         866
                                                                  ----------
                                                                       9,182
                                                                  ----------
  MALAYSIA (21.4%)
     651,000  Bandar Raya Developments Bhd......................       1,415
     811,500  Genting Bhd.......................................       8,022
     609,000  Land & General Holdings Bhd.......................       2,036
   1,437,500  Malayan Banking Bhd...............................      11,380
     955,316  Malaysian International Shipping Bhd. (Foreign)...       2,802
   2,280,000  Renong Bhd........................................       4,246
   1,144,000  Resorts World Bhd.................................       6,710
     650,000  Sime Darby Bhd....................................       1,813
     987,000  Tan & Tan Development Bhd.........................       1,230
     544,000  Technology Resources Industries Bhd...............       1,562
   1,103,000  Telekom Malaysia Bhd..............................       8,370
   1,206,000  Tenaga Nasional Bhd...............................       4,922
     500,000  Time Engineering Bhd..............................       1,682
     932,757  United Engineers Ltd. (Malaysia)..................       5,930
                                                                  ----------
                                                                      62,120
                                                                  ----------
  PAKISTAN (0.2%)
       7,300  Pakistan Telecommunications GDR...................         741
                                                                  ----------
  PHILIPPINES (6.1%)
    +285,200  Aboitiz Equity Ventures...........................          58
   1,559,200  Ayala Corp., Class B..............................       1,740
   1,435,625  Ayala Land, Inc., Class B.........................       1,658
    +108,250  International Container Terminal Services, Class
                B...............................................          74
   5,352,800  JG Summit Holding, Class B........................       1,593
     378,450  Manila Electric Co., Class B......................       3,038
   4,823,500  Petron Corp.......................................       3,116
      18,125  Philippine Long Distance Telephone Co. ADR........       1,300
      15,430  Philippine Long Distance Telephone Co., Class B...       1,103
      82,540  Philippine National Bank, Class B.................         961
   **215,000  Pilipino Telephone Corp...........................         168

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                          Asian Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ASIAN EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
  PHILIPPINES (CONT.)
     317,200  San Miguel Corp., Class B.........................  $    1,316
  +5,018,000  SM Prime Holdings, Inc., Class B..................       1,375
     277,800  Universal Robina..................................         144
                                                                  ----------
                                                                      17,644
                                                                  ----------
  SINGAPORE (15.4%)
     252,000  British-American Tobacco Co.......................       1,150
     875,080  City Developments Ltd.............................       5,354
     727,000  DBS Land Ltd......................................       2,279
     470,500  Development Bank of Singapore Ltd. (Foreign)......       5,353
     248,800  Fraser & Neave Ltd................................       2,866
     707,000  Keppel Corp., Ltd.................................       5,767
     +75,000  Odin Mining & Investment..........................          25
     599,166  Oversea-Chinese Banking Corp. (Foreign)...........       6,645
     374,000  Sembawang Corp. Ltd...............................       2,275
     111,000  Singapore Airlines Ltd. (Foreign).................       1,025
     178,400  Singapore Press Holdings (Foreign)................       2,668
   1,949,000  Singapore Technologies Industrial Corp............       2,957
     532,000  Straits Steamship Land Ltd........................       1,842
     500,000  Straits Trading Co., Ltd..........................       1,252
     361,200  United Overseas Bank Ltd..........................       3,412
                                                                  ----------
                                                                      44,870
                                                                  ----------
  TAIWAN (2.7%)
    +612,000  Advanced Semiconductor
                Engineering, Inc................................       1,777
    +648,000  Taiwan Semiconductor Manufacturing Co.............       3,149
    +550,000  United Micro Electronics Corp., Ltd...............       2,822
                                                                  ----------
                                                                       7,748
                                                                  ----------
  THAILAND (14.3%)
     109,000  Advanced Information Services Co. (Foreign).......       1,616
     554,500  Bangkok Bank Ltd. (Foreign).......................       6,110
     712,900  Finance One Co., Ltd.(Foreign)....................       5,256
     174,900  International Engineering Co., Ltd. (Foreign).....       1,311
     202,800  National Finance & Securities Co. Ltd.
                (Foreign).......................................       1,002
     185,800  Phatra Thanakit Co., Ltd. (Foreign)...............       1,551
     111,100  Shinawatra Computer Co., Ltd (Foreign)............       2,754
      45,000  Siam Cement Co., Ltd. (Foreign)...................       2,873
     294,300  Siam Commercial Bank (Foreign)....................       2,814
   1,538,300  TelecomAsia Corp. (Foreign).......................       5,764
     586,270  Thai Farmers Bank Ltd. (Foreign)..................       5,605
     320,000  Thai Telephone & Telecom (Foreign)................       2,800
     101,000  United Communications (Foreign)...................       1,483
     375,000  Wongpaitoon Footware Co., Ltd. (Foreign)..........         577
                                                                  ----------
                                                                      41,516
                                                                  ----------
TOTAL COMMON STOCKS (Cost $233,405).............................     285,414
                                                                  ----------
   NO. OF                                                           VALUE
   RIGHTS                                                           (000)

------------------------------------------------------------

RIGHTS (0.0%)
  INDONESIA (0.0%)
  **+400,000  Ometraco, expiring 8/29/95........................  $       --
**+1,833,600  Sona Topas Tourism, expiring 7/13/95..............          --
                                                                  ----------
TOTAL RIGHTS (Cost $0)..........................................          --
                                                                  ----------

   NO. OF
  WARRANTS
------------
WARRANTS (0.0%)
  HONG KONG (0.0%)
    +432,000  Wai Kee Holdings Ltd., expiring 12/31/96..........           6
  THAILAND (0.0%)
    +157,200  National Finance & Securities Co. Ltd., expiring
                11/15/99........................................          --
                                                                  ----------
TOTAL WARRANTS (Cost $0)........................................           6
                                                                  ----------
   NO. OF
   UNITS
------------
UNITS (0.1%)
  INDIA (0.1%)
      34,000  SIV Industries Ltd. GDR (Cost $649)...............         357
                                                                  ----------
TOTAL FOREIGN SECURITIES (98.4%) (Cost $234,054)................     285,777
                                                                  ----------
AMOUNT (000)
------------
  FOREIGN CURRENCY (2.3%)
  HK$ 21,700  Hong Kong Dollar..................................       2,804
  MA   2,479  Malaysian Ringgit.................................       1,017
 T$    2,221  Taiwan Dollar.....................................          86
  TB  66,471  Thai Baht.........................................       2,693
                                                                  ----------
TOTAL FOREIGN CURRENCY (Cost $6,599)............................       6,600
                                                                  ----------
TOTAL INVESTMENTS (100.7%) (Cost $240,653)......................     292,377
                                                                  ----------

OTHER ASSETS (2.4%)
  Receivable for Investments Sold.................  $    3,924
  Receivable for Portfolio Shares Sold............       2,289
  Dividends Receivable............................         710
  Foreign Withholding Tax Reclaim Receivable......          13
  Other...........................................          19       6,955
                                                    ----------
LIABILITIES (-3.1%)
  Payable to Custodian............................      (7,691)
  Payable for Investments Purchased...............        (566)
  Investment Advisory Fees Payable................        (483)
  Custodian Fees Payable..........................        (104)
  Administrative Fees Payable.....................         (41)
  Net Unrealized Loss on Forward Foreign Currency
   Contracts......................................          (5)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (44)     (8,935)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  290,397
                                                                ----------
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Asian Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE ASIAN EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE
  Applicable to 14,194,574 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $20.46
                                                                ----------
                                                                ----------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30,
  1995, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                                                     NET
CURRENCY TO                           IN EXCHANGE                UNREALIZED
  DELIVER       VALUE    SETTLEMENT       FOR         VALUE      GAIN (LOSS)
   (000)        (000)       DATE         (000)        (000)         (000)
------------  ---------  -----------  ------------  ---------  ---------------
HK$ 21,700    $   2,804     7/03/95     $  2,804    $   2,804     $      --
MA 5,529          2,268     7/03/95     $  2,266        2,266            (2)
TB 66,471         2,693     7/03/95     $  2,690        2,690            (3)
              ---------                             ---------         -----
              $   7,765                             $   7,760     $      (5)
              ---------                             ---------         -----
              ---------                             ---------         -----

------------------------------------------------------------

+             --      Non-income producing securities
**            --      Security is valued at fair value -- See Note A-1
ADR           --      American Depositary Receipt
GDR           --      Global Depositary Receipt
GDS           --      Global Depositary Shares
HK$           --      Hong Kong Dollar
MA            --      Malaysian Ringgit
TB            --      Thai Baht

------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                          VALUE     PERCENT OF
INDUSTRY                                  (000)     NET ASSETS
----------------------------------------------------------------
Capital Equipment.....................  $  30,570         10.5%
Consumer Goods........................     16,192          5.6
Energy................................     18,292          6.3
Finance...............................    107,365         37.0
Materials.............................     15,861          5.5
Mining................................         25         --
Multi-Industry........................     26,874          9.2
Services..............................     70,598         24.3
                                        ---------       -----
                                        $ 285,777         98.4  %
                                        ---------       -----
                                        ---------       -----

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                          Asian Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
COMMON STOCKS (79.9%)
  ARGENTINA (2.3%)
           +6  Acindar Industrial S.A., Class B..................  $     --
       72,161  Banco de Galicia y Buenos Aires, Class B..........       287
      279,933  Banco de Galicia y Buenos Aires ADR...............     4,409
       39,995  Banco del Sud Argentina, Class B..................       248
        2,872  Banco Frances del Rio de la Plata, Class B........        17
     +193,932  Banesto Banco Shaw S.A., Class B..................       621
       18,286  Buenos Aires Embotelladora ADR....................       460
       67,858  Capex S.A., Class A...............................       526
      120,670  Capex S.A. ADR....................................     1,855
      440,360  Cia Naviera Perez Companc, Class B................     1,850
      493,926  CIADEA (Renault) S.A..............................     2,396
       89,537  Massalin Particulares, Class B....................       864
      431,533  Quilmes Industrial S.A............................     8,415
                                                                   --------
                                                                     21,948
                                                                   --------
  BRAZIL (5.2%)
   18,483,200  Banco Nacional S.A................................       401
  105,160,000  Cia Acos Especiais Itabira........................       682
          696  Cia Energetica de Minas Gerais ADR................        14
      106,283  Cia Energetica de Minas Gerais GDR................     2,072
  117,687,740  Cia Energetica de Sao Paulo.......................     3,835
      265,309  Cia Energetica de Sao Paulo ADR...................     3,018
   62,407,000  Cia Paulista de Forca E Luz.......................     3,125
  132,425,000  Cia Siderurgica Nacional..........................     3,020
       34,000  Cigarros Souza Cruz...............................       257
    7,340,000  Eletrobras........................................     1,914
      144,985  Rhodia-Ster ADS...................................     2,030
       26,329  Rhodia-Ster GDS...................................       369
    9,012,000  Servicos de Eletricdade...........................     2,839
  191,153,000  Telebras..........................................     5,420
      545,464  Telebras ADR......................................    18,000
    5,175,000  Telecomunicacoes de Sao Paulo.....................       658
      264,236  Usiminas Siderurgicas de Minas Gerais ADR.........     2,940
                                                                   --------
                                                                     50,594
                                                                   --------
  CHINA (2.1%)
      750,000  Beiren Printing Machine, Class H..................       154
    3,036,400  China Merchants Shekou Port Services, Class B.....     1,648
       91,500  Jilin Chemical Co. Ltd. ADR.......................     1,761
   11,305,000  Maanshan Iron & Steel Co., Class H................     2,367
      162,400  Shandong Huaneng Power Co., Ltd. ADR..............     1,238
    1,907,500  Shanghai Diesel Engine Co., Ltd., Class B.........     1,183
     +803,000  Shanghai Erfanji Co., Ltd., Class B...............       119
      500,000  Shanghai Industries Sewing Machine, Class B.......        92
      949,975  Shanghai Jin Jiang Tower Ltd., Class B............       304
    3,673,680  Shanghai Jinqiao, Class B.........................     1,763
   +1,062,750  Shanghai Outer Gaoqiao Free Zone, Class B.........       448

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
       14,550  Shanghai Petrochemical Co. ADR....................  $    457
      903,800  Shanghai Phoenix Bicycle Ltd., Class B............       195
   +1,304,030  Shanghai Refrigerator Compressor, Class B.........       467
      450,000  Shanghai Shangling Electric, Class B..............       374
      986,000  Shanghai Tyre & Rubber Co., Class B...............       296
      354,000  Shanghai Yaohua Pilkington Glass, Class B.........       354
    1,200,000  Shangkai Lujiazui Finance & Trade Development Co.,
                 Class B.........................................       842
    2,707,400  Shenzhen Chiwan Wharf Holdings, Class B...........     1,347
   13,590,000  Yizheng Chemical Fibre Co., Class H...............     4,742
      +68,000  Zhuhai Lizhu Pharmaceutical Group Inc., Class B...        30
                                                                   --------
                                                                     20,181
                                                                   --------
  COLOMBIA (0.8%)
   17,130,000  Banco de Colombia.................................     6,496
       53,070  Cementos Paz Del Rio ADR..........................       895
                                                                   --------
                                                                      7,391
                                                                   --------
  GREECE (3.0%)
     +303,645  Aegek.............................................     6,746
       90,000  Alpha Credit Bank of Athens.......................     4,995
      176,798  Delta Dairy S.A...................................     3,677
      116,670  Ergo Bank S.A.....................................     5,366
      294,955  Hellenic Bottling Co. S.A.........................     8,755
                                                                   --------
                                                                     29,539
                                                                   --------
  HONG KONG (8.3%)
    1,294,000  Cheung Kong Holdings Ltd..........................     6,405
    2,015,000  Citic Pacific Ltd.................................     5,065
   14,327,000  C.P. Pokphand Co., Ltd............................     5,045
       65,800  Great Wall Electric Ltd. ADR......................       280
   11,244,000  Guangdong Investments Ltd.........................     6,139
      931,400  Hang Seng Bank Ltd................................     7,102
    2,336,000  Harbin Power Equipment Co.........................       747
    2,331,000  Hong Kong Telecommunications Ltd..................     4,609
    8,849,000  Hopewell Holdings Ltd.............................     7,491
    2,668,000  Hutchison Whampoa Ltd.............................    12,896
    2,244,000  New World Development Co., Ltd....................     7,468
      286,000  Sun Hung Kai Properties Ltd.......................     2,116
    1,164,000  Swire Pacific Ltd., Class A.......................     8,875
    2,619,000  Varitronix International Ltd......................     4,586
    7,180,000  Wai Kee Holdings Ltd..............................     1,364
                                                                   --------
                                                                     80,188
                                                                   --------
  HUNGARY (0.2%)
       15,945  Egis..............................................       346
      104,558  Gedeon Richter Ltd................................     1,673
                                                                   --------
                                                                      2,019
                                                                   --------
  INDIA (9.1%)
      230,000  American Dry Fruits...............................       315
        1,200  Andhra Valley Power Supply, Class B...............         4
      100,000  AP Rayon, Class B.................................       260

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
  INDIA (CONT.)
      100,000  Aruna Sugars & Enterprises, Class B...............  $    131
        1,200  Bajaj Auto Ltd., Class A..........................        28
      917,000  Balaji Foods & Feeds..............................       496
       15,000  Ballapur Industries Ltd., Class B.................        87
       20,000  Baroda Rayon Corp.................................       303
      102,284  Bharat Forge Co., Ltd., Class A...................       319
    ***33,571  Bharat Forge Co., Ltd. (New)......................        53
      200,000  Bharat Heavy Electricals, Class B.................       771
  **3,100,000  Bharat Heavy Electricals (New)....................    11,798
       12,800  Bharat Petroleum Corp., Ltd.......................       119
      375,000  Bharat Pipes & Fittings Ltd., Class B.............       215
    **125,000  Bharat Pipes & Fittings Ltd. (New)................        66
      100,000  BPL Ltd...........................................       379
       27,400  Cable Corp. of India Ltd..........................        76
      195,000  Carrier Aircon Ltd., Class B......................       981
       90,000  Cosmo Films Ltd...................................       430
       25,000  Crompton Greaves..................................       147
       77,000  DCM Shriram Industries Ltd........................       478
       38,800  Delta Industries Ltd..............................       173
      185,000  Essab India Ltd...................................       395
       50,000  Essel Packaging...................................       346
        5,400  Fabworth (India) Ltd..............................         5
        2,400  Flex Industries Ltd., Class B.....................        14
     **34,766  Flex Industries Ltd. (New)........................       193
        5,000  Fuller............................................        79
      371,800  Garware Plastics & Polyester, Class A.............     2,901
      314,500  Geekay Exim Ltd...................................     1,152
      475,000  Godrej Soaps Ltd..................................     2,420
       28,100  Hero Honda, Class B...............................       172
        1,700  Hindustan Petroleum Corp..........................        20
      108,280  Housing Development Finance Corp..................     8,224
     @*78,000  India Magnum Fund, Class A (acquired
                 11/25/92-3/01/94, Cost $3,782)..................     3,822
      @55,194  India Magnum Fund, Class B........................     2,594
      644,625  India Organic Chemical Ltd........................       965
       43,590  Indian Aluminum GDR...............................       474
          100  Indian Rayon & Industries Ltd., Class A...........         1
       40,000  Indian Seamless Steel & Alloys....................        18
        9,000  Indo Gulf Fertilizer & Chemical, Class A..........        17
      571,200  Indo Rama Synthetic, Class B......................       873
      100,000  Infosys Technology Ltd............................     1,509
      158,100  ITC Agrotech, Class B.............................       498
          450  ITW Signode Ltd., Class B.........................         2
          225  ITW Signode Ltd. (New)............................         1
      377,200  Jai Parabolic Springs Ltd.........................       384
    **268,800  Jai Parabolic Springs Ltd. (New)..................       260
        5,292  JCT Ltd. GDR......................................        94
      212,550  JK Synthetics Ltd.................................       218
       98,500  Kiloskar Oil Engine, Class B......................       427
          550  Lakme Ltd., Class B...............................         5
      150,000  Lakshmi Precision.................................       399
      145,000  Laser Lamp........................................       101
                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
      770,000  Mahanagar Telephone Nigam.........................  $  4,046
       88,484  Mahavir Spinning Mills Ltd........................       420
      570,700  Maikaal Fibres....................................       236
      180,700  Mardia Chemicals Ltd..............................       581
      @19,389  Morgan Stanley India Investment Fund, Inc.........       199
           20  Motor Industries Co., Ltd., Class A...............         4
       73,650  MRF Ltd., Class B.................................     4,081
       24,000  Mukand Iron & Steel Works, Class A................       206
       17,606  Nahar Spinning Mills Ltd., Class B................       264
       25,000  OM Sindoori Hotels Ltd............................        61
      391,650  Orkay Industries Ltd..............................       234
      100,000  Patheja Forgings & Auto Parts, Class B............       318
      150,000  Patheja Forgings & Auto Parts (New)...............       478
      318,935  PCS Data Products Ltd., Class B...................       203
          900  Pentafour Products Ltd., Class B..................         1
      240,700  Philips India, Ltd................................     2,346
      275,000  Polar Latex.......................................       182
      232,700  Priyadarshini Cement Ltd., Class B................       263
       14,000  Pudumjee..........................................        93
      350,000  PVD Plastic Mouldings Inds. Ltd., Class B.........       268
          850  Ranbaxy Laboratories Ltd., Class B................        18
        1,100  Raymond Synthetics Ltd., Class B..................        --
          150  Reliance Industries Ltd., Class A.................         1
        3,770  Reliance Industries Ltd. GDS......................        69
       73,581  Reliance Industries Ltd. GDS (New)................     1,343
       84,500  Rossel Industries Ltd.............................       209
      100,000  Saurashtra Cement & Chemicals, Class B............       290
      331,000  SCICI Ltd., Class B...............................       722
       50,000  Secals Ltd........................................       119
       30,000  Shanti Gears Ltd., Class B........................       134
      108,000  Sharp Industries Ltd..............................        72
      360,000  Shipping Corp. of India...........................       367
       25,000  Shree Vindhya Paper Mills.........................        70
      125,636  Shree Vindhya Paper Mills (New)...................       352
       13,200  S.K.F. Bearings Ltd...............................     1,093
       45,000  Sri Venkatesa Mills Ltd...........................       229
    1,499,550  State Bank of India...............................     8,930
       16,850  Sundaram Finance, Class B.........................       203
      928,500  Super Forgings & Steels...........................     1,190
      233,300  Tata Engineering & Locomotive, Class A............     4,190
       28,350  Tata Hydro Electric Power.........................        84
        2,200  Tata Power Co., Ltd...............................         8
      450,000  Titagarh Steels Ltd...............................       644
        1,600  T.P.I. India Ltd..................................         2
       10,000  T.V.S. Suzuki.....................................        78
          838  United Phosphorus Ltd. GDR........................        18
      202,500  Uniworth International Ltd., Class B..............       163
      783,000  Uttam Steels Ltd., Class A........................       692
      783,000  Uttam Steels Ltd. (New)...........................       711
        4,604  Videocon International Ltd., Class A..............        15
       81,600  Videsh Sanchar Nigam Ltd..........................     2,017
      710,040  VXL Ltd...........................................       803

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                      Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
  INDIA (CONT.)
       34,500  Vysya Bank........................................  $  2,802
                                                                   --------
                                                                     88,334
                                                                   --------
  INDONESIA (5.9%)
        6,027  Asia Pulp & Paper Co. Ltd. ADR....................        76
    1,373,000  Bank Bali (Foreign)...............................     3,483
  **1,703,500  Barito Pacific Timber (Foreign)...................     2,448
 **16,740,000  Bimantara Citra...................................     9,396
  **3,359,598  Charoen Pokphand (Foreign)........................     7,317
    **624,500  Duta Pertiwi (Foreign)............................       631
  **1,077,000  Indocement Tunggal (Foreign)......................     4,232
  **1,227,500  Indosat (Foreign).................................     4,658
  **1,008,100  Jembo Cable Co. (Foreign).........................       905
  **1,424,700  Kalbe Farma (Foreign).............................     6,525
    **481,000  Keramika Indonesia Assosiasi (Foreign)............       648
  **2,196,000  Polysindo Eka Perkasa (Foreign)...................     1,233
  **1,445,400  Sona Topas Tourism (Foreign)......................     1,947
  **1,220,000  Sorini Corp. (Foreign)............................     5,834
    **150,000  Suba Indah (Foreign)..............................        74
    **733,800  Tempo Scan Pacific (Foreign)......................     3,789
  **2,145,500  United Tractors (Foreign).........................     4,576
                                                                   --------
                                                                     57,772
                                                                   --------
  ISRAEL (2.7%)
       52,530  Elbit Ltd.........................................     3,944
        2,860  First International Bank of Israel, Class 1.......       354
       16,900  First International Bank of Israel, Class 5.......     2,086
      524,467  Israel Land Development Co........................     1,572
       80,819  Koor Industries Ltd...............................     6,882
      424,625  Osem Investment Ltd...............................     3,276
     +137,336  PEC Israel Economic Corp..........................     3,691
       54,397  Scitex Ltd........................................     1,169
      164,365  Super Sol Ltd., Class B...........................     3,141
                                                                   --------
                                                                     26,115
                                                                   --------
  KOREA (1.1%)
     **36,500  Samsung Electronics (Foreign).....................     7,517
        5,099  Samsung Electronics (New).........................     1,037
       48,000  Yukong Ltd. (Foreign).............................     2,007
                                                                   --------
                                                                     10,561
                                                                   --------
  MALAYSIA (0.2%)
      735,000  Bandar Raya Developments Bhd......................     1,598
                                                                   --------
  MEXICO (8.9%)
     +364,612  Apasco S.A., Class A..............................     1,447
    4,877,920  Banacci, Class B..................................     7,492
      763,553  Banacci, Class L..................................     1,161
    1,719,214  Cemex CPO ADR.....................................    11,689
        5,300  Cemex S.A., Class A...............................        18
      513,519  Empresas ICA S.A. ADR.............................     5,264
    3,153,550  FEMSA, Class B....................................     7,367
     +200,005  Grupo Carso ADR...................................     2,185
   +6,953,900  Grupo Financiero Bancomer, Class B................     2,036
                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
     +986,340  Grupo Financiero Bancomer, Class L................  $    260
    1,246,140  Grupo Financiero Bancomer ADR.....................     7,477
     +934,000  Grupo Financiero Bancrecer, Class B...............       217
      +69,380  Grupo Financiero GBM Atlantico ADR................       193
   +3,906,660  Grupo Financiero Probursa, Class C................     1,725
      809,370  Grupo Herdez, Class A.............................       239
           50  Grupo Iusacell S.A. ADR, Class D..................         1
     +147,592  Grupo Mexicano Desarrollo ADR, Class B............       572
       42,960  Grupo Mexicano Desarrollo ADR, Class L............       193
       52,600  Grupo Sidek S.A. ADR..............................       243
   +1,473,700  Grupo Sidek S.A., Class A.........................     1,330
   +1,195,400  Grupo Sidek S.A., Class B.........................     1,071
       55,344  Grupo Sidek S.A., Class L.........................        58
     +385,288  Grupo Tribasa S.A. ADR............................     3,275
      145,460  Hylsamex S.A. ADR.................................     2,655
        6,203  Hylsamex S.A. GDR.................................       113
      310,400  Interceramica, Class C............................       511
      +30,600  Interceramica ADR.................................       241
      231,555  Panamerican Beverages, Inc., Class A..............     6,947
      372,363  Telefonos de Mexico S.A. ADR, Class L.............    11,031
    2,334,730  Tolmex S.A., Class B2.............................     9,115
                                                                   --------
                                                                     86,126
                                                                   --------
  MOROCCO (1.3%)
       20,000  Banque Marocaine du Commerce Exterieur............       864
       55,123  ONA Group.........................................     2,283
      146,300  SNI Maroc.........................................     7,640
       58,221  Wafabank..........................................     2,376
                                                                   --------
                                                                     13,163
                                                                   --------
  PAKISTAN (2.3%)
       41,850  Adamjee Insurance Co., Ltd........................       153
      720,976  Cherat Cement Ltd.................................     1,164
        6,135  Crescent Investment Bank..........................         7
       42,205  Crescent Textile Mills Ltd........................        34
    1,049,500  Dewan Salman Fibre................................     3,455
    1,379,500  D.G. Khan Cement Ltd..............................     1,948
    3,017,900  Fauji Fertilizer Co., Ltd.........................     5,942
    1,700,000  Karachi Electric Supply Corp......................     1,468
       80,977  Muslim Commercial Bank Ltd........................       109
      781,191  Nishat Mills Ltd..................................       725
      125,900  Pakistan State Oil Co., Ltd.......................     1,524
       32,230  Pakistan Telecommunications.......................     3,433
       26,900  Pakistan Telecommunications GDR...................     2,730
      298,000  Zahur Textile Mills...............................        36
                                                                   --------
                                                                     22,728
                                                                   --------
  PERU (0.5%)
           35  Cementos Lima S.A.................................        --
      141,356  Cementos Norte Pacasmayo, Class T.................       408
   ***497,000  Cementos Yura.....................................     3,109
       12,325  Cerveceria Backus y Johnston, Class C.............       272
     +396,386  Nacional de Cerveza, Class T......................       267

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
  PERU (CONT.)
      +94,833  Southern Peru Copper, Class T.....................  $    427
                                                                   --------
                                                                      4,483
                                                                   --------
  PHILIPPINES (3.5%)
    3,985,562  Ayala Land, Inc., Class B.........................     4,604
   12,448,530  JG Summit Holding, Class B........................     3,704
      661,698  Manila Electric Co., Class B......................     5,311
   15,645,916  Petron Corp.......................................    10,108
        2,515  Philippine Long Distance Telephone Co., Class B...       180
    1,203,120  San Miguel Corp., Class B.........................     4,993
  +18,157,168  SM Prime Holdings, Inc., Class B..................     4,977
                                                                   --------
                                                                     33,877
                                                                   --------
  POLAND (0.7%)
       20,000  Bank Rozwoju Eksportu S.A.........................       320
       45,000  Debica............................................       634
    ***33,400  Eastbridge........................................     2,246
     +137,620  Elektrim..........................................       485
    2,085,038  International UNP Holdings........................       789
     +373,740  Mostostal Exports, Class A........................       942
       11,125  Wedel S.A.........................................       651
       15,735  Zwyeic............................................     1,190
                                                                   --------
                                                                      7,257
                                                                   --------
  PORTUGAL (0.9%)
      150,800  Banco Totta & Acores, Class B.....................     3,195
      120,000  Filmes Lusmundo...................................     1,312
       14,271  Jeronimo Martins..................................       727
       @9,945  Portuguese Investment Fund........................       654
      140,000  UNICER-Uniao Cervejeira S.A.......................     2,364
                                                                   --------
                                                                      8,252
                                                                   --------
  RUSSIA (2.1%)
   ***462,150  Alliance Cellulose Ltd............................     9,295
    ***54,035  Alliance Cellulose Ltd., Class B..................     1,500
   ***317,851  Russian Telecom Development Corp..................     3,179
   ***400,000  SFMT, Inc.........................................     4,000
     */***990  Storyfirst Communications, Inc., Class C (acquired
                 3/01/95, Cost $660).............................       660
   */***2,640  Storyfirst Communications, Inc., Class D (acquired
                 3/01/95, Cost $1,980)...........................     1,980
                                                                   --------
                                                                     20,614
                                                                   --------
  SOUTH AFRICA (2.7%)
       44,830  Anglo American Industrial Corp., Ltd..............     2,219
      700,000  Bidvest Group Ltd.................................     3,609
    1,450,439  Gencor Ltd........................................     4,986
      796,900  Liberty Life Strategic Investments................     2,685
      953,959  Sasol Ltd.........................................     9,143
      433,000  Trans Natal Coal Corp., Ltd.......................     3,334
                                                                   --------
                                                                     25,976
                                                                   --------
  SRI LANKA (0.0%)
       19,575  Aitken Spence & Co., Ltd..........................        75
      113,000  Distillers Corp. S.A. Ltd.........................        17
                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
       81,200  John Keells Holdings Ltd..........................  $    308
                                                                   --------
                                                                        400
                                                                   --------
  TAIWAN (3.6%)
   +2,309,000  Advanced Semiconductor Engineering Inc............     6,705
   +3,052,800  Taiwan Semiconductor Manufacturing Co.............    14,834
   +2,603,891  United Micro Electronics Corp., Ltd...............    13,358
                                                                   --------
                                                                     34,897
                                                                   --------
  THAILAND (6.9%)
      298,550  Advanced Information Services Co. (Foreign).......     4,426
    1,287,700  Bangkok Bank Ltd..................................    11,268
      428,200  Bangkok Bank Ltd. (Foreign).......................     4,718
    2,608,500  Finance One Co., Ltd. (Foreign)...................    19,232
      146,200  Land & House Co., Ltd. (Foreign)..................     3,080
        9,335  Phatra Thanakit Co., Ltd..........................        74
      780,965  Phatra Thanakit Co., Ltd. (Foreign)...............     6,517
      144,600  Shinawatra Computer Co., Ltd. (Foreign)...........     3,585
       71,200  Siam Cement Co., Ltd. (Foreign)...................     4,546
    1,244,700  Thai Farmers Bank Ltd.............................     9,026
                                                                   --------
                                                                     66,472
                                                                   --------
  TURKEY (5.1%)
    1,573,000  Aksa..............................................     1,388
    8,913,000  Borusan...........................................     3,477
  +13,186,600  Ege Biracilik Ve Malt Sanayii.....................    15,508
    4,014,000  Ege Seramik Sanayi Ve Ticaret A.S.................     1,952
    1,666,000  Migros Turk TAS...................................     1,865
   14,346,000  Sarkuysan.........................................     3,812
    8,340,000  Tat Konserve......................................     6,508
   +9,754,000  Tofas Turk Otomobil Fabrikasi.....................     8,604
      124,572  Tofas Turk Otomobil Fabrikasi GDR, Class E........       529
    1,354,075  Turkas Petroculuk A.S.............................       490
      220,482  Turkiye Garanti Bankasi ADR.......................     2,991
   38,305,200  Yapi Ve Kredi Bankasi A.S.........................     2,469
                                                                   --------
                                                                     49,593
                                                                   --------
  UNITED KINGDOM (0.2%)
      909,844  Lonrho plc........................................     2,142
                                                                   --------
  ZIMBABWE (0.3%)
    1,980,000  Trans Zambezi Industries Ltd......................     2,970
       35,281  Trans Zambezi Industries Ltd., Class S............        53
                                                                   --------
                                                                      3,023
                                                                   --------
TOTAL COMMON STOCKS (Cost $794,609)..............................   775,243
                                                                   --------
PREFERRED STOCKS (10.8%)
  BRAZIL (10.8%)
1,527,714,183  Banco Bradesco....................................    12,945
  387,910,000  Banco do Brasil...................................     4,636
   18,800,000  Banco do Estado Sao Paulo.........................       106
  298,898,880  Banco Nacional S.A................................     5,813
    3,000,000  Bombril...........................................        63

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                      Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
------------------------------------------------------------
  BRAZIL (CONT.)
   34,992,000  Brahma............................................  $ 11,480
   21,189,000  Brasmotor S.A.....................................     3,913
  118,244,284  Cia Acos Especiais Itabira........................       880
   96,442,103  Cia Energetica de Minas Gerais....................     1,886
   46,744,470  Cia Energetica de Sao Paulo.......................     1,848
   16,959,000  Cia Paulista de Forca E Luz.......................       557
 +470,000,000  Cia Siderurgica Paulista, Class B.................       781
   72,579,850  Eletrobras........................................    19,318
   39,130,800  Itaubanco.........................................    11,903
   37,930,101  Lojas Americanas S.A..............................       845
      105,758  Lojas Americanas S.A. (Bonus).....................        15
      270,000  Multibras S.A.....................................       223
  104,394,333  Petrobras.........................................     8,846
       12,500  Sadia Concordia...................................        12
  135,699,175  Telecomunicacoes Brasileiras......................     4,467
   49,160,815  Telecomunicacoes de Sao Paulo.....................     6,088
2,621,051,000  Usinas Siderurgicas de Minas Gerais...............     2,961
   30,873,000  Vale Do Rio Doce..................................     4,662
                                                                   --------
                                                                    104,248
                                                                   --------
  INDIA (0.0%)
        2,700  Fabworth (India) Ltd..............................         2
                                                                   --------
  PORTUGAL (0.0%)
       35,340  Filmes Lusmundo...................................       328
                                                                   --------
TOTAL PREFERRED STOCKS (Cost $92,142)............................   104,578
                                                                   --------
   NO. OF
   RIGHTS
-------------
RIGHTS (0.1%)
  BRAZIL (0.0%)
**+27,013,689  Banco Bradesco....................................        29
     +291,030  Brahma............................................        95
                                                                   --------
                                                                        124
                                                                   --------
  INDIA (0.0%)
       **+674  Flex Industries Ltd...............................        --
                                                                   --------
  INDONESIA (0.0%)
 **+2,890,800  Sona Topas Tourism, expiring 7/13/95..............        --
                                                                   --------
  PAKISTAN (0.0%)
     **+6,330  Crescent Textile Mills Ltd........................         2
    **+20,625  Dewan Salman Fibre................................        --
      +92,643  Muslim Commercial Bank Ltd........................       125
      +78,119  Nishat Mills Ltd., expiring 9/30/95...............        22
                                                                   --------
                                                                        149
                                                                   --------
  TURKEY (0.1%)
   **+833,000  Migros Turk TAS, expiring 8/01/95.................       914
                                                                   --------
TOTAL RIGHTS (Cost $1,131).......................................     1,187
                                                                   --------
   NO. OF                                                           VALUE
  WARRANTS                                                          (000)
------------------------------------------------------------
WARRANTS (0.1%)
  HONG KONG (0.0%)
     +540,000  Wai Kee Holdings Ltd., expiring 12/31/96..........  $      7
                                                                   --------
  INDIA (0.1%)
      +27,383  Flex Industries Ltd., expiring 11/23/97...........       155
      +44,702  Garware Plastics & Polyesters, expiring 4/04/98...       584
      +25,726  Tata Engineering & Locomotive Ltd., expiring
                 3/08/96.........................................       122
                                                                   --------
                                                                        861
                                                                   --------
  POLAND (0.0%)
 **+1,014,000  International UNP Holdings, expiring 12/31/95.....        --
                                                                   --------
  THAILAND (0.0%)
          +10  Finance One Co., Ltd., expiring 3/15/99...........        --
                                                                   --------
TOTAL WARRANTS (Cost $84)........................................       868
                                                                   --------
   NO. OF
    UNITS
-------------
UNITS (0.1%)
  MEXICO (0.1%)
      308,100  Interceramica (Cost $1,525).......................       508
                                                                   --------
   SHARES
-------------
PURCHASED OPTIONS (0.0%)
  BRAZIL (0.0%)
  +37,900,000  Cia Paulista de Forca E Luz, strike price BRL 70,
                 expiring 10/16/95 (Cost $2).....................        59
                                                                   --------
    FACE
   AMOUNT
    (000)
-------------
BONDS (0.1%)
  ECUADOR (0.1%)
 $      3,716  Republic of Ecuador PDI Bonds, (Floating Rate)
                 7.25%, 2/27/15
                 (Cost $1,005)...................................     1,236
                                                                   --------
CONVERTIBLE DEBENTURES (0.5%)
  COLOMBIA (0.4%)
        5,615  Banco de Colombia 5.20%, 2/01/99..................     4,267
                                                                   --------
  INDIA (0.1%)
  IR      336  DCM Shriram Industries, Zero Coupon, 2/21/02......       501
           17  Indian Seamless, 10.00%, 10/12/99.................        50
          130  Tata Iron & Steel, 2.25%, 4/01/99.................       121
                                                                   --------
                                                                        672
                                                                   --------
TOTAL CONVERTIBLE DEBENTURES (Cost $6,053).......................     4,939
                                                                   --------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
    (000)                                                           (000)
------------------------------------------------------------
NON-CONVERTIBLE DEBENTURES (0.5%)
  INDIA (0.5%)
  IR       34  Bharat Forge Co., Ltd., 14.50%, 3/04/00...........  $     49
          341  DCM Shriram Industries Ltd., 16.50%, 2/21/02......       671
        4,470  Garware Plastics & Polyester, 16.00%, 4/04/98.....       142
        1,467  Mahavir Spinning Mills Ltd., Series A, 14.00%,
                 12/31/99........................................       121
          500  Raymond Ltd., 16.00%, 12/31/99....................     1,593
           70  Saurashtra Cement & Chemicals Ltd., 18.00%,
                 12/31/99........................................     2,229
                                                                   --------
TOTAL NON-CONVERTIBLE DEBENTURES (Cost $5,071)...................     4,805
                                                                   --------
LOAN AGREEMENTS (5.1%)
  POLAND (0.0%)
 $         54  Republic of Poland Interest Arrears PDI Bonds,
                 3.25%, 10/27/14.................................        32
                                                                   --------
  RUSSIA (5.1%)
  CHF ++1,910  Bank for Foreign Economic Affairs (Floating
                 Rate)...........................................       502
 $  ++150,503  Bank for Foreign Economic Affairs (Floating
                 Rate)...........................................    48,914
                                                                   --------
                                                                     49,416
                                                                   --------
TOTAL LOAN AGREEMENTS (Cost $48,022).............................    49,448
                                                                   --------
TOTAL FOREIGN SECURITIES (97.2%) (Cost $949,644).................   942,871
                                                                   --------
SHORT-TERM INVESTMENTS (3.5%)
  US GOVERNMENT AND AGENCY OBLIGATION (2.4%)
      $23,000  US Treasury Bill, 8/24/95.........................    22,803
                                                                   --------
  REPURCHASE AGREEMENT (1.1%)
       10,975  U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
                 be repurchased at $10,980, collateralized by
                 $11,360 United States Treasury Bills, due
                 7/27/95, valued at $11,315......................    10,975
                                                                   --------
TOTAL SHORT-TERM INVESTMENTS (Cost $33,778)......................    33,778
                                                                   --------
   AMOUNT                                                           VALUE
    (000)                                                           (000)
------------------------------------------------------------
FOREIGN CURRENCY (1.2%)
  APS   2,012  Argentine Peso....................................  $  2,012
   BLR    458  Brazilian Real....................................       497
  CP  385,379  Colombian Peso....................................       438
   HK$    427  Hong Kong Dollar..................................        55
  HU   95,794  Hungarian Forint..................................       779
 IR    80,927  Indian Rupee......................................     2,577
 IN 1,850,558  Indonesian Rupiah.................................       831
  MP    1,619  Mexican New Peso..................................       259
  PR   46,842  Pakistani Rupee...................................     1,512
  PZ      593  Polish Zlotey.....................................       253
 T$    60,781  Taiwan Dollar.....................................     2,353
  TB    3,262  Thai Baht.........................................       132
 TL 7,173,000  Turkish Lira......................................       162
                                                                   --------
TOTAL FOREIGN CURRENCY (Cost $11,918)............................    11,860
                                                                   --------
TOTAL INVESTMENTS (101.9%) (Cost $995,340).......................   988,509
                                                                   --------

OTHER ASSETS (2.0%)
  Receivable for Investments Sold.................  $      11,113
  Receivable for Portfolio Shares Sold............          4,705
  Dividends Receivable............................          2,849
  Interest Receivable.............................            510
  Foreign Withholding Tax Reclaim Receivable......             21
  Net Unrealized Gain on Forward Foreign Currency               7
   Contracts......................................
  Other...........................................             63    19,268
                                                    -------------
LIABILITIES (-3.9%)
  Payable for Investments Purchased...............        (33,187)
  Investment Advisory Fees Payable................         (2,423)
  Custodian Fees Payable..........................         (1,153)
  Deferred India Taxes............................           (771)
  Payable for India Taxes.........................           (222)
  Administrative Fees Payable.....................           (120)
  Payable to Custodian............................            (94)
  Payable for Portfolio Shares Redeemed...........            (29)
  Sub-Administrative Fees Payable.................            (25)
  Directors' Fees and Expenses Payable............             (1)
  Other Liabilities...............................           (121)  (38,146)
                                                    -------------  --------
NET ASSETS (100%)................................................  $969,631
                                                                   --------
                                                                   --------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE
  Applicable to 68,213,334 outstanding $.001 par value shares
  (authorized 500,000,000 shares)................................    $14.21
                                                                   --------
                                                                   --------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                      Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver US dollars in exchange for foreign currency as indicated below:

                                         IN                        NET
 CURRENCY                             EXCHANGE                 UNREALIZED
TO DELIVER     VALUE    SETTLEMENT      FOR         VALUE         GAIN
   (000)       (000)       DATE        (000)        (000)         (000)
-----------  ---------  ----------  ------------  ---------  ---------------
 $      71   $      71   7/03/95      BLR     65  $      71     $      --
 $     491         491   7/03/95     GRD 111,509        495             4
 $   1,317       1,317   7/03/95     PE  193,152      1,320             3
             ---------                            ---------           ---
             $   1,879                            $   1,886     $       7
             ---------                            ---------           ---
             ---------                            ---------           ---

------------------------------------------------------------

+          --         Non-income producing securities
++         --         Non-income producing securities -- in default
*          --         Restricted as to public resale. Total value of
                      restricted securities at June 30, 1995 was $6,462
                      or 0.7% of net assets. (Total cost $6,422)
**         --         Security is valued at fair value -- See Note A-1
***        --         Security is valued at cost -- See Note A-1
@          --         The fund is advised by an affiliate
ADR        --         American Depositary Receipt
ADS        --         American Depositary Shares
GDR        --         Global Depositary Receipt
GDS        --         Global Depositary Shares
NCS        --         Non Convertible Shares
BLR        --         Brazilian Real
GRD        --         Greek Drachma
PE         --         Portuguese Escudo
Floating Rate Securities. Interest rate changes on these instruments are based on changes in a designated base rate.

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                          VALUE     PERCENT OF
INDUSTRY                                  (000)     NET ASSETS
----------------------------------------------------------------
Capital Equipment.....................  $  85,577         8.8%
Consumer Goods........................    146,772        15.1
Energy................................     88,131         9.1
Finance...............................    235,333        24.3
Loan Agreements.......................     50,683         5.2
Materials.............................    147,294        15.2
Multi-Industry........................     89,620         9.2
Services..............................     99,461        10.3
                                        ---------       ---
                                        $ 942,871        97.2%
                                        ---------       ---
                                        ---------       ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Emerging Markets Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EUROPEAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                 VALUE
  SHARES                                                         (000)
      ------------------------------------------------------------
COMMON STOCKS (91.0%)
  BELGIUM (2.9%)
    +4,500  Arbed S.A.........................................  $    656
    11,000  Delhaize Freres et Cie, 'Le Lion', S.A............       495
     5,000  G.I.B. Holdings, Ltd..............................       237
        55  G.I.B. Holdings, Ltd. (New).......................         3
                                                                --------
                                                                   1,391
                                                                --------
  DENMARK (1.1%)
    11,160  Unidanmark A/S, Class A (Registered)..............       547
                                                                --------
  FINLAND (3.7%)
    30,500  Amer-Yhtymae Oy, Class A..........................       554
    17,500  Huhtamaki Oy, Series 1............................       573
   +40,600  Kansallis-Osake Pankki............................        44
    40,000  Pohjola Insurance Co., Ltd., Class B..............       627
                                                                --------
                                                                   1,798
                                                                --------
  FRANCE (10.5%)
     1,200  Bongrain S.A......................................       718
     3,700  Cie de Saint Gobain...............................       447
   +15,500  Credit Lyonnais CDI...............................       893
     9,000  Elf Aquitaine.....................................       665
     3,400  Eridania Beghin-Say S.A...........................       524
    +3,805  Legris Industries S.A.............................       271
     2,700  Precision Mecaniques Labinal S.A..................       476
    26,000  Thomson CSF.......................................       583
     9,000  Total S.A., Class B...............................       542
                                                                --------
                                                                   5,119
                                                                --------
  GERMANY (11.5%)
     4,500  BASF AG...........................................       960
     2,260  Bayer AG..........................................       561
    +9,000  Bremer Vulkan Verbund AG..........................       524
     2,380  Commerzbank AG....................................       570
     1,300  Karstadt AG.......................................       569
     1,500  Mannesmann AG.....................................       458
    +3,700  Varta AG..........................................       703
     1,700  Veba AG...........................................       667
     2,000  Volkswagen AG.....................................       576
                                                                --------
                                                                   5,588
                                                                --------
  ITALY (6.4%)
  +230,000  Editoriale L'Expresso S.p.A.......................       485
  +470,000  Impregilo S.p.A...................................       454
    20,305  Safilo S.p.A......................................       141
   350,000  Stet Di Risp (NCS)................................       778
   205,500  Telecom Italia S.p.A..............................       557
    10,000  Telecom Italia S.p.A. Di Risp (NCS)...............        21
   242,200  Unicem Di Risp (NCS)..............................       697
                                                                --------
                                                                   3,133
                                                                --------
  NETHERLANDS (10.7%)
    23,571  ABN Amro Holdings N.V.............................       910
     3,300  Akzo Nobel N.V....................................       394
     3,587  Hollandsche Beton Groep N.V.......................       618
    12,812  Internationale Nederlanden Groep N.V..............       709
     6,000  Koninklijke Bijenkorf Beheer N.V..................       431

                                                                 VALUE
  SHARES                                                         (000)
      ------------------------------------------------------------
    25,000  Koninklijke Van Ommeren N.V.......................  $    768
    23,500  Philips Electronics N.V...........................       995
    10,000  Royal PTT Nederland N.V...........................       360
                                                                --------
                                                                   5,185
                                                                --------
  NORWAY (2.3%)
   140,000  Den Norske Bank A/S, Class A Free.................       379
    16,604  Hafslund Nycomed, Class B.........................       384
    28,000  Saga Petroleum A/S, Class B.......................       370
                                                                --------
                                                                   1,133
                                                                --------
  PORTUGAL (0.3%)
   +@1,905  Portuguese Investment Fund........................       125
                                                                --------
  SPAIN (8.8%)
   +68,000  Asturiana del Zinc S.A............................       649
   +60,000  Banco Espanol de Credito S.A......................       413
    17,000  Banco de Santander S.A............................       671
     9,615  Bodegas y Bebidas S.A.............................       280
     1,903  Bodegas y Bebidas S.A. (New)......................        56
   +27,870  Grupo Duro Felguera S.A...........................       115
   110,000  Iberdrola S.A.....................................       829
    76,000  Sevillana de Electricidad S.A.....................       468
    62,000  Telefonica Nacional de Espana S.A.................       799
                                                                --------
                                                                   4,280
                                                                --------
  SWEDEN (2.3%)
   140,000  Skandinaviska Enskilda Banken, Class A............       727
    19,000  S.K.F. AB, Class B................................       384
                                                                --------
                                                                   1,111
                                                                --------
  SWITZERLAND (15.4%)
       870  Alusuisse-Lonza Holdings Ltd. (Registered)........       546
      +500  Ascom Holdings AG (Bearer)........................       625
       460  Bobst AG (Bearer).................................       699
       700  Ciba Geigy AG (Bearer)............................       512
       275  Ciba Geigy AG (Registered)........................       202
     1,700  Forbo Holding AG (Registered).....................       830
     1,030  Hero AG (Bearer)..................................       564
      +500  Holderbank Glarus AG (Bearer).....................       410
     1,200  Magazine Globus (Participating Certificates)......       844
       300  Moevenpick Holding AG (Participating
              Certificates)...................................       135
       490  Nestle S.A. (Registered)..........................       510
       670  Schweizerische Industrie-Gesellschaft Holdings
              (Registered)....................................       756
    +1,200  SwissAir (Registered).............................       831
                                                                --------
                                                                   7,464
                                                                --------
  UNITED KINGDOM (15.1%)
   145,500  Asprey plc........................................       169
    70,000  Associated British Foods plc......................       740
  +249,990  Automated Security Holdings plc...................       195
    20,000  Bass plc..........................................       191
   200,000  BET plc...........................................       391
    70,000  BSM Group plc.....................................       189

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                       European Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EUROPEAN EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                 VALUE
  SHARES                                                         (000)
      ------------------------------------------------------------
  UNITED KINGDOM (CONT.)
   245,900  Christian Salvesen plc............................  $  1,041
   118,856  John Mowlem & Co. plc.............................       132
    75,000  Kwik Save Group plc...............................       774
    24,895  McAlpine (Alfred) plc.............................        57
    67,222  Reckitt & Colman plc..............................       709
    45,014  Rolls-Royce plc...................................       125
   174,411  Royal Insurance Holdings plc......................       857
   136,000  Sketchley plc.....................................       245
   105,000  Tate & Lyle plc...................................       710
    24,000  Unilever plc......................................       486
  +253,775  Wembley plc.......................................        10
   175,000  WPP Group plc.....................................       337
                                                                --------
                                                                   7,358
                                                                --------
TOTAL COMMON STOCKS (Cost $41,102)............................    44,232
                                                                --------
PREFERRED STOCKS (4.4%)
  GERMANY (4.4%)
     2,400  RWE AG............................................       660
     3,000  Spar Handels AG...................................       780
     3,200  Volkswagen AG.....................................       708
                                                                --------
TOTAL PREFERRED STOCKS (Cost $1,963)..........................     2,148
                                                                --------

  NO. OF
 WARRANTS
----------
WARRANTS (0.0%)
  SWITZERLAND (0.0%)
     2,500  Holderbank Glarus AG, expiring 12/20/95 (Cost
              $0).............................................         3
                                                                --------
TOTAL FOREIGN SECURITIES (95.4%) (Cost $43,065)...............    46,383
                                                                --------

   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (2.0%)
  REPURCHASE AGREEMENT (2.0%)
 $     963  U.S. Trust 5.90%, dated 6/30/95, due 7/03/95 to be
              repurchased at $963, collateralized by $1,005
              United States Treasury Bills, due 7/27/95,
              valued at $1,001 (Cost $963)....................       963
                                                                --------
FOREIGN CURRENCY (3.0%)
  DM 1,372  Deutsche Mark.....................................       991
 FF    678  French Franc......................................       140
 IL     49  Italian Lira......................................        --
 SP      8  Spanish Peseta....................................        --
 SK  2,437  Swedish Krona.....................................       335
  CHF    1  Swiss Franc.......................................         1
                                                                --------
TOTAL FOREIGN CURRENCY (Cost $1,461)..........................     1,467
                                                                --------
TOTAL INVESTMENTS (100.4%) (Cost $45,489).....................    48,813
                                                                --------

                                                                   VALUE
                                                                   (000)
        ------------------------------------------------------------
  OTHER ASSETS (1.1%)
    Receivable for Portfolio Shares Sold............        $381
    Dividends Receivable............................          94
    Foreign Withholding Tax Reclaim Receivable......          71  $    546
                                                           -----
  LIABILITIES (-1.5%)
    Payable for Investments Purchased...............        (490)
    Payable for Portfolio Shares Redeemed...........         (25)
    Net Unrealized Loss on Forward Foreign Currency
     Contracts......................................        (133)
    Investment Advisory Fees Payable................         (47)
    Administrative Fees Payable.....................          (7)
    Custodian Fees Payable..........................          (6)
    Directors' Fees and Expenses Payable............          (1)
    Other Liabilities...............................         (26)     (735)
                                                           -----  --------
  NET ASSETS (100%)                                                $48,624
                                                                  --------
                                                                  --------
  NET ASSET VALUE, OFFERING AND
      REDEMPTION PRICE PER SHARE
    Applicable to 3,443,295 outstanding $.001 par value shares
    (authorized 500,000,000 shares).............................    $14.12
                                                                  --------
                                                                  --------
  ------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
    Under the terms of forward foreign currency contracts open at June 30,
    1995, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                                                 NET
 CURRENCY                           IN EXCHANGE              UNREALIZED
TO DELIVER    VALUE    SETTLEMENT       FOR        VALUE        LOSS
  (000)       (000)       DATE         (000)       (000)        (000)
----------  ---------  -----------  -----------  ---------  -------------
DM  400     $     290     8/09/95    $     253   $     253    $     (37)
CHF 2,750       2,444     6/10/96    $   2,420       2,420          (24)
DM 3,000        2,191     6/10/96    $   2,152       2,152          (39)
FF  7,100       1,455     6/10/96    $   1,422       1,422          (33)
            ---------                            ---------        -----
            $   6,380                            $   6,247    $    (133)
            ---------                            ---------        -----
            ---------                            ---------        -----

------------------------------------------------------------

+             --      Non-income producing securities
@             --      The fund is advised by an affiliate.
NCS           --      Non Convertible Shares
DM            --      Deutsche Mark
FF            --      French Franc
CHF           --      Swiss Franc

------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                        VALUE        PERCENT
INDUSTRY                                (000)     OF NET ASSETS
-----------------------------------------------------------------
Capital Equipment...................  $   7,168          14.7%
Consumer Goods......................      9,253          19.0
Energy..............................      3,372           6.9
Finance.............................      7,926          16.3
Materials...........................      9,317          19.2
Multi-Industry......................        670           1.4
Services............................      8,677          17.9
                                      ---------           ---
                                      $  46,383          95.4%
                                      ---------           ---
                                      ---------           ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
European Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (98.8%)
  AUSTRALIA (1.6%)
     50,000  Brambles Industries Ltd...........................  $    474
   +400,000  McPherson's Ltd...................................        34
    220,000  Westpac Banking Corp..............................       796
                                                                 --------
                                                                    1,304
                                                                 --------
  BELGIUM (1.1%)
     20,000  Delhaize Freres et Cie, 'Le Lion' S.A.............       900
                                                                 --------
  CANADA (0.3%)
   +200,000  Canadian Pioneer Energy, Class A..................       204
     70,000  Northern Reef Exploration Ltd.....................        66
                                                                 --------
                                                                      270
                                                                 --------
  FRANCE (4.9%)
      1,800  Bongrain S.A......................................     1,078
    +12,000  Credit Lyonnaise CDI..............................       691
     18,573  Elf Aquitaine.....................................     1,373
      4,900  Precision Mecaniques Labinal S.A..................       864
                                                                 --------
                                                                    4,006
                                                                 --------
  GERMANY (7.4%)
      5,200  BASF AG...........................................     1,109
      3,822  Bayer AG..........................................       949
      2,700  Karstadt AG.......................................     1,182
      3,000  Mannesmann AG.....................................       916
     +2,764  Sinn AG...........................................       668
     +2,225  Varta AG..........................................       423
      1,910  Veba AG...........................................       749
        260  Volkswagen AG.....................................        75
                                                                 --------
                                                                    6,071
                                                                 --------
  HONG KONG (0.9%)
    220,000  Jardine Strategic Holdings, Inc...................       708
                                                                 --------
  IRELAND (3.1%)
    737,397  Anglo Irish Bank Corp. plc........................       604
     73,900  Arnotts plc.......................................       315
    470,000  Avonmore Foods plc, Class A.......................     1,031
    227,500  Green Property plc................................       596
                                                                 --------
                                                                    2,546
                                                                 --------
  ITALY (3.2%)
    500,000  Stet Di Risp (NCS)................................     1,111
    700,000  Telecom Italia S.p.A. Di Risp (NCS)...............     1,481
                                                                 --------
                                                                    2,592
                                                                 --------
  JAPAN (9.0%)
     65,000  Fuji Photo Film Ltd...............................     1,540
     24,000  Hitachi Ltd.......................................       239
    110,000  Kao Corp..........................................     1,323
    130,000  Nichido Fire & Marine Insurance Co................     1,050
     18,000  Sony Corp.........................................       864
     30,000  Stanley Electric Co...............................       189
    100,000  Sumitomo Rubber Industries........................       743
      5,000  TDK Corp..........................................       228

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
     40,000  Toyo Seikan Kaisha Ltd............................  $  1,169
                                                                 --------
                                                                    7,345
                                                                 --------
  NETHERLANDS (8.2%)
     42,811  ABN Amro Holdings N.V.............................     1,652
      2,101  Hollandsche Beton Groep N.V.......................       362
     22,677  Internationale Nederlanden Groep N.V..............     1,254
     40,000  Koninklijke Van Ommern N.V........................     1,229
     15,160  Nedlloyd Groep N.V................................       516
      8,000  Oce-Van Der Grinten N.V...........................       451
     30,000  Philips Electronics N.V...........................     1,270
                                                                 --------
                                                                    6,734
                                                                 --------
  SPAIN (2.6%)
     89,500  Iberdrola S.A.....................................       674
    112,300  Telefonica Nacional de Espana S.A.................     1,447
                                                                 --------
                                                                    2,121
                                                                 --------
  SWEDEN (1.5%)
    230,000  Skandinaviska Enskilda Banken, Class A............     1,195
                                                                 --------
  SWITZERLAND (7.5%)
       +500  Ascom Holdings AG (Bearer)........................       625
      1,000  Bobst AG (Bearer).................................     1,520
      1,800  Ciba-Geigy AG (Registered)........................     1,319
      1,400  Forbo Holdings AG (Registered)....................       683
      1,400  Magazine Globus (Participating Certificates)......       985
        900  Schweizerische Industrie-Gesellschaft Holdings
               (Registered)....................................     1,016
                                                                 --------
                                                                    6,148
                                                                 --------
  UNITED KINGDOM (10.8%)
     51,443  Barclays plc......................................       553
    100,000  Bass plc..........................................       957
    298,700  Christian Salvesen plc............................     1,264
    110,000  Forte plc.........................................       398
    100,000  John Mowlem & Co. plc.............................       111
    150,000  Kwik Save Group plc...............................     1,549
    180,000  Matthews (Bernard) plc............................       312
 +**653,333  Pentos plc........................................        --
    259,552  Pilkington plc....................................       720
     73,023  Rolls-Royce plc...................................       203
    202,325  Tate & Lyle plc...................................     1,368
     40,000  Unilever plc......................................       810
    279,000  WPP Group plc.....................................       537
                                                                 --------
                                                                    8,782
                                                                 --------
  UNITED STATES (36.7%)
    +89,000  Addington Resources, Inc..........................     1,313
     18,000  Aluminum Company of America.......................       902
    +15,400  AMR Corp..........................................     1,149
     59,975  Aviall, Inc.......................................       502
     50,500  Beazer Homes USA, Inc.............................       840
     29,500  Brooklyn Bancorp, Inc.............................       996
   +150,000  Cadiz Land Co., Inc...............................       656
    116,000  Comsat Corp.......................................     2,277
     57,000  Cray Research, Inc................................     1,389

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Global Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
  UNITED STATES (CONT.)
     80,000  Data General Corp.................................  $    770
     89,500  Egghead, Inc......................................     1,197
     50,000  Enhance Financial Services Group, Inc.............       969
     45,000  Finova Group, Inc.................................     1,575
     30,000  Gap, Inc..........................................     1,046
   +134,200  GenRad, Inc.......................................     1,023
     16,000  Georgia Pacific Corp..............................     1,388
     60,000  Johnstown America Industries, Inc.................       623
    +31,000  Kaiser Ventures, Inc..............................       198
     24,300  Lukens, Inc.......................................       784
      4,600  MBIA, Inc.........................................       306
     40,000  MCI Communications Corp...........................       880
     31,300  Mellon Bank Corp..................................     1,303
    +56,500  Mercer International, Inc.........................     1,186
     22,000  Midlantic Corp....................................       880
     22,300  Philip Morris Cos., Inc...........................     1,659
     12,000  Prime Retail, Inc.................................       147
    +47,500  Rohr, Inc.........................................       683
     41,300  Sierra Tucson Cos., Inc...........................       181
     25,000  Sun Co., Inc......................................       684
     13,100  Tecumseh Products Co., Class A....................       576
     70,000  Waban, Inc........................................     1,041
     88,000  WorldCorp, Inc....................................       869
                                                                 --------
                                                                   29,992
                                                                 --------
  TOTAL COMMON STOCKS (Cost $74,611)...........................    80,714
                                                                 --------
CONVERTIBLE PREFERRED STOCKS (0.0%)
  HONG KONG (0.0%)
     21,000  Jardine Strategic Holdings, Inc. IDR, 7.50%,
               5/07/97 (Cost $21)..............................        23
                                                                 --------
PREFERRED STOCKS (0.8%)
  GERMANY (0.8%)
      3,000  Volkswagen AG (Cost $647).........................       663
                                                                 --------

  NO. OF
 WARRANTS
-----------
WARRANTS (0.0%)
  SWITZERLAND (0.0%)
       +500  Forbo Holdings (Registered), expiring 11/01/95
               (Cost $0).......................................         1
                                                                 --------
TOTAL FOREIGN & US SECURITIES (99.6%) (Cost $75,279)...........    81,401
                                                                 --------

  AMOUNT
   (000)
-----------
FOREIGN CURRENCY (0.0%)
  IL    180  Italian Lira......................................        --
   NG    29  Netherlands Guilder...............................        19
                                                                 --------
TOTAL FOREIGN CURRENCY (Cost $19)..............................        19
                                                                 --------
TOTAL INVESTMENTS (99.6%) (Cost $75,298).......................    81,420
                                                                 --------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
OTHER ASSETS (1.4%)
  Receivable for Investments Sold.................         $840
  Dividends Receivable............................          208
  Foreign Withholding Tax Reclaim Receivable......           89
  Other...........................................            4  $  1,141
                                                    -----------
LIABILITIES (-1.0%)
  Payable to Custodian............................         (543)
  Payable for Investments Purchased...............         (137)
  Investment Advisory Fees Payable................         (116)
  Unrealized Loss on Forward Foreign Currency               (18)
    Contracts.....................................
  Custodian Fees Payable..........................          (14)
  Administrative Fees Payable.....................          (11)
  Directors' Fees and Expenses Payable............           (1)
  Other Liabilities...............................          (36)     (876)
                                                    -----------  --------
NET ASSETS (100%)..............................................  $ 81,685
                                                                 --------
                                                                 --------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 5,538,187 outstanding $.001 par value
  shares (authorized 500,00,000 shares)........................    $14.75
                                                                 --------
                                                                 --------

------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                           IN
CURRENCY TO                             EXCHANGE                    UNREALIZED
  DELIVER      VALUE     SETTLEMENT        FOR         VALUE           LOSS
   (000)       (000)        DATE          (000)        (000)           (000)
-----------    -----     -----------  -------------    -----     -----------------
 NZ$  788     $     526     7/03/95     $     508     $     508      $     (18)
                  -----                                   -----          -----
                  -----                                   -----          -----

------------------------------------------------------------

+             --      Non-income producing securities
**            --      Security is valued at fair value -- See Note A-1
IDR           --      International Depositary Receipt
NCS           --      Non Convertible Shares
NZ$           --      New Zealand Dollar

------------------------------------------------------------

         SUMMARY OF FOREIGN & US SECURITIES BY INDUSTRY CLASSIFICATION

                                           VALUE     PERCENT OF
INDUSTRY                                   (000)     NET ASSETS
-----------------------------------------------------------------
Capital Equipment......................  $  17,922        21.9%
Consumer Goods.........................     13,894        17.0
Energy.................................      5,979         7.3
Finance................................     16,023        19.6
Materials..............................      7,837         9.6
Multi-Industry.........................      6,161         7.6
Services...............................     13,585        16.6
                                         ---------       ---
                                         $  81,401        99.6%
                                         ---------       ---
                                         ---------       ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                         Global Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE GOLD PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (89.9%)
  AUSTRALIA (22.7%)
    182,200  Acacia Resources Ltd..............................  $    321
    455,600  Central Norseman Gold Corporation Ltd.............       314
   +380,800  Delta Gold N.L....................................       709
    421,000  Gold Mines of Kalgoorlie Ltd......................       377
    355,300  Great Central Mines N.L...........................       778
     22,800  Great Central Mines N.L. ADR......................       152
   +327,500  Newcrest Mining Ltd...............................     1,389
     68,300  Poseidon Gold Ltd.................................       137
   +455,600  Wiluna Mines Ltd..................................       486
                                                                 --------
                                                                    4,663
                                                                 --------
  CANADA (29.2%)
     34,200  Barrick Gold Corp.................................       864
     91,100  Bolivar Goldfields Ltd............................       119
     38,700  Cambior, Inc......................................       479
     66,100  Hemlo Gold Mines, Inc.............................       702
     41,500  Kinross Gold Corp.................................       310
    123,300  Miramar Mining....................................       640
     34,000  Placer Dome, Inc..................................       888
    +73,400  Prime Resource Group, Inc.........................       508
    360,000  Royal Oak Mines, Inc..............................     1,125
    +51,000  TVX Gold, Inc.....................................       367
                                                                 --------
                                                                    6,002
                                                                 --------
  SOUTH AFRICA (0.6%)
     10,000  Free State Consolidated Gold Mines Ltd. ADR.......       124
                                                                 --------
  UNITED STATES (37.4%)
   +149,200  Amax Gold, Inc....................................       821
    +96,400  Dakota Mining Corp................................       169
      3,828  Freeport McMoRan Copper & Gold, Inc., Class A.....        79
    113,900  Freeport McMoRan, Inc.............................     2,007
    136,700  Gold Reserve Corp.................................       854
     66,200  Homestake Mining Co...............................     1,092
     58,100  Newmont Gold Co...................................     2,338
    +32,785  Pegasus Gold, Inc.................................       332
                                                                 --------
                                                                    7,692
                                                                 --------
TOTAL COMMON STOCKS (Cost $19,404).............................    18,481
                                                                 --------

  NO. OF
 WARRANTS
-----------
WARRANTS (0.1%)
  UNITED STATES (0.1%)
   +25,000   Gold Reserve Corp., expiring 3/96
               (Cost $0).......................................        20
                                                                 --------


   FACE
  AMOUNT                                                          VALUE
   (000)                                                          (000)
------------------------------------------------------------
CONVERTIBLE BONDS (3.1%)
  CANADA (2.2%)
**$    400   Bema Gold Corp. 7.50%, 9/28/99....................  $    447
                                                                 --------
UNITED STATES (0.9%)
       250   Canyon Resources 6.00%, 6/01/98...................       190
                                                                 --------
TOTAL CONVERTIBLE BONDS (Cost $681)............................       637
                                                                 --------
TOTAL FOREIGN & US SECURITIES (93.1%) (Cost $20,085)...........    19,138
                                                                 --------
SHORT-TERM INVESTMENT (6.2%)
  REPURCHASE AGREEMENT (6.2%)
     1,263   U.S. Trust 5.90%, dated 6/30/95, due 7/03/95, to
               be repurchased at $1,264, collateralized by
               $1,320 United States Treasury Bills, due
               7/27/95, valued at $1,315 (Cost $1,263).........     1,263
                                                                 --------
TOTAL INVESTMENTS (99.3%) (Cost $21,348).......................    20,401
                                                                 --------

OTHER ASSETS (2.1%)
  Receivable for Investments Sold.................  $       389
  Receivable for Portfolio Shares Sold............           36
  Interest Receivable.............................           12
  Dividends Receivable............................            2
  Other...........................................            1       440
                                                          -----
LIABILITIES (-1.4%)
  Payable for Portfolio Shares Redeemed...........         (200)
  Investment Sub-Advisory Fees Payable............          (37)
  Investment Advisory Fees Payable................           (4)
  Custodian Fees Payable..........................           (3)
  Administrative Fees Payable.....................           (3)
  Directors' Fees and Expenses Payable............           (1)
  Other Liabilities...............................          (39)     (287)
                                                          -----  --------
NET ASSETS (100%)..............................................  $ 20,554
                                                                 --------
                                                                 --------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 2,157,065 outstanding $.001 par value shares
  (authorized 500,000,000 shares)..............................     $9.53
                                                                 --------
                                                                 --------

------------------------------------------------

+             --      Non-income producing securities
**            --      Security is valued at fair value -- See Note A-1
ADR           --      American Depositary Receipt

------------------------------------------------

         SUMMARY OF FOREIGN & US SECURITIES BY INDUSTRY CLASSIFICATION

                                           VALUE     PERCENT OF
INDUSTRY                                   (000)     NET ASSETS
-----------------------------------------------------------------
Gold Mines.............................  $  19,138        93.1%
                                         ---------       ---
                                         ---------       ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Gold Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                   VALUE
  SHARES                                                           (000)
       ------------------------------------------------------------
COMMON STOCKS (86.6%)
  AUSTRALIA (4.3%)
  3,535,000  Brambles Industries Ltd...........................  $   33,507
  4,380,000  CSR Ltd...........................................      13,694
 +1,500,000  McPherson's Ltd...................................         128
  3,934,882  Westpac Banking Corp..............................      14,231
                                                                 ----------
                                                                     61,560
                                                                 ----------
  BELGIUM (1.3%)
    +63,700  Arbed S.A.........................................       9,289
     39,290  Delhaize Freres et Cie 'Le Lion', S.A.............       1,767
    160,000  G.I.B. Holdings Ltd...............................       7,590
      2,156  G.I.B. Holdings Ltd. (New)........................         102
                                                                 ----------
                                                                     18,748
                                                                 ----------
  DENMARK (1.2%)
    +80,000  Novo-Nordisk A/S-B................................       8,530
    169,000  Unidanmark A/S, Class A (Registered)..............       8,291
                                                                 ----------
                                                                     16,821
                                                                 ----------
  FINLAND (1.5%)
    350,000  Huhtamaki Oy, Series 1............................      11,463
   +505,400  Kansallis-Osake Pankki............................         550
    650,000  Pohjola Insurance Co., Ltd., Class B..............      10,188
                                                                 ----------
                                                                     22,201
                                                                 ----------
  FRANCE (5.5%)
     12,500  Bongrain S.A......................................       7,483
    111,560  Cie de Saint Gobain...............................      13,477
   +153,050  Credit Lyonnaise CDI..............................       8,816
    200,000  Elf Aquitaine.....................................      14,781
    +50,500  PSA Peugeot Citrogen S.A..........................       7,007
     17,650  Salomon S.A., Series A............................       7,987
   +242,500  Thomson CSF.......................................       5,434
    224,170  Total S.A., Class B...............................      13,494
                                                                 ----------
                                                                     78,479
                                                                 ----------
  GERMANY (10.6%)
    110,000  BASF AG...........................................      23,463
    105,000  Bayer AG..........................................      26,076
     60,250  Bremer Vulkan Verbund AG..........................       3,505
     46,200  Commerzbank AG....................................      11,066
     55,000  Karstadt AG.......................................      24,083
     73,125  Mannesmann AG.....................................      22,324
    +24,900  Varta AG..........................................       4,732
     75,000  Veba AG...........................................      29,427
     25,000  Volkswagen AG.....................................       7,199
                                                                 ----------
                                                                    151,875
                                                                 ----------
  HONG KONG (0.0%)
   **90,600  China Light & Power Co., Ltd......................         410
                                                                 ----------

                                                                   VALUE
  SHARES                                                           (000)
       ------------------------------------------------------------
  ITALY (3.2%)
 +2,560,500  Olivetti Di Risp (NCS)............................  $    1,760
  2,568,000  SME Meridonale....................................       6,406
  9,000,000  Stet Di Risp (NCS)................................      20,003
  4,720,000  Telecom Italia S.p.A..............................      12,799
  2,655,000  Telecom Italia S.p.A. Di Risp (NCS)...............       5,617
                                                                 ----------
                                                                     46,585
                                                                 ----------
  JAPAN (20.3%)
    643,000  Aisin Seiki Co., Ltd..............................       7,338
    890,000  Canon, Inc........................................      14,479
  1,300,000  Daibiru Corp......................................      15,142
      3,000  East Japan Railway Co.............................      15,385
  1,800,000  Fuji Photo Film Ltd...............................      42,653
  2,400,000  Hitachi Ltd.......................................      23,908
  1,700,000  Kao Corp..........................................      20,442
  1,215,000  Kirin Brewery Co., Ltd............................      12,891
  1,700,000  Matsushita Electric Industries Ltd................      26,455
     81,000  Murata Manufacturing Co., Ltd.....................       3,065
  2,400,000  Nichido Fire & Marine Insurance Co................      19,381
      1,800  Nippon Telegraph & Telephone Corp.................      15,066
    350,000  Sony Corp.........................................      16,793
    750,000  Stanley Electric Co...............................       4,721
  2,215,000  Sumitomo Rubber Industries........................      16,451
    360,000  TDK Corp..........................................      16,382
     84,000  Tokuyama Corp.....................................         411
    700,000  Toyo Seikan Kaisha................................      20,466
                                                                 ----------
                                                                    291,429
                                                                 ----------
  NETHERLANDS (10.6%)
    689,142  ABN Amro Holdings N.V.............................      26,598
    112,500  Akzo Nobel N.V....................................      13,447
     81,059  Hollandsche Beton Groep N.V.......................      13,968
    563,750  Internationale Nederlanden Groep N.V..............      31,182
    247,500  Koninklijke Bijenkorf Beheer N.V..................      17,763
    153,050  Nedlloyd Groep N.V................................       5,216
     56,436  Oce-Van Der Grinten N.V...........................       3,183
    750,000  Philips Electronics N.V...........................      31,754
     61,200  Randstad Holdings N.V.............................       4,329
     39,415  Unilever N.V. (Certificate).......................       5,128
                                                                 ----------
                                                                    152,568
                                                                 ----------
  NEW ZEALAND (0.4%)
  2,098,671  Fisher & Paykel Industries Ltd....................       6,169
    392,500  Smith City Group Ltd..............................          --
                                                                 ----------
                                                                      6,169
                                                                 ----------
  NORWAY (1.5%)
  2,400,000  Den Norske Bank A/S, Class A Free.................       6,500
    622,660  Hafslund Nycomed, Class B.........................      14,390
                                                                 ----------
                                                                     20,890
                                                                 ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                  International Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                   VALUE
  SHARES                                                           (000)
       ------------------------------------------------------------
  SINGAPORE (2.5%)
  9,875,000  Jardine Strategic Holdings, Inc...................  $   31,798
  3,265,000  Neptune Orient Lines Ltd. (Foreign)...............       3,785
                                                                 ----------
                                                                     35,583
                                                                 ----------
  SPAIN (3.3%)
    297,500  Grupo Duro Felguera S.A...........................       1,229
  2,345,000  Iberdrola S.A.....................................      17,667
  2,250,000  Telefonica Nacional de Espana S.A.................      28,996
                                                                 ----------
                                                                     47,892
                                                                 ----------
  SWEDEN (2.3%)
  3,100,000  Skandinaviska Enskilda Banken, Class A............      16,103
    473,000  S.K.F. AB, Class B................................       9,555
    401,200  Svenska Cellulosa AB, Class B.....................       7,443
                                                                 ----------
                                                                     33,101
                                                                 ----------
  SWITZERLAND (7.3%)
     29,583  Alusuisse-Lonza Holdings Ltd. (Registered)........      18,549
     +2,605  Ascom Holdings AG (Bearer)........................       3,258
     25,008  Ciba Geigy AG (Registered)........................      18,330
     16,000  Forbo Holdings AG (Registered)....................       7,809
     17,600  Holderbank Financiere Glaris AG (Bearer)..........      14,444
     22,000  Nestle S.A. (Registered)..........................      22,908
    +29,500  SwissAir (Registered).............................      20,418
                                                                 ----------
                                                                    105,716
                                                                 ----------
  UNITED KINGDOM (10.8%)
    630,000  Associated British Foods plc......................       6,655
 +1,360,104  Automated Security Holdings plc...................       1,060
    530,000  Barclays plc......................................       5,695
  1,194,500  Bass plc..........................................      11,431
  3,608,000  Christian Salvesen plc............................      15,269
  2,175,221  Forte plc.........................................       7,873
  2,138,606  Grand Metropolitan plc............................      13,117
  4,841,985  John Mowlem & Co. plc.............................       5,393
  1,100,000  Kwik Save Group plc...............................      11,358
    843,000  McAlpine (Alfred) plc.............................       1,918
  1,888,979  Pilkington plc....................................       5,244
  1,430,000  Reckitt & Colman plc..............................      15,084
  2,496,884  Rolls-Royce plc...................................       6,932
  2,947,100  Royal Insurance Holdings plc......................      14,489
  1,310,441  Tate & Lyle plc...................................       8,861
    755,000  Unilever plc......................................      15,285
  5,325,000  WPP Group plc.....................................      10,251
                                                                 ----------
                                                                    155,915
                                                                 ----------
TOTAL COMMON STOCKS (Cost $1,001,378)..........................   1,245,942
                                                                 ----------
                                                                   VALUE
  SHARES                                                           (000)
       ------------------------------------------------------------
PREFERRED STOCKS (4.7%)
  GERMANY (4.7%)
    +30,450  Fag Kugelficsher AG...............................  $    3,938
    100,000  RWE AG............................................      27,494
     29,525  Spar Handels AG...................................       7,680
    125,000  Volkswagen AG.....................................      27,638
                                                                 ----------
TOTAL PREFERRED STOCKS (Cost $54,443)..........................      66,750
                                                                 ----------
CONVERTIBLE PREFERRED STOCKS (0.1%)
  NETHERLANDS (0.0%)
      1,506  ABN Amro Holdings N.V.............................           6
      2,196  International Nederlanden Groep N.V...............          11
                                                                 ----------
                                                                         17
                                                                 ----------
  HONG KONG (0.1%)
  1,863,000  Jardine Strategic Holdings, Inc. IDR, 7.50%,
               5/07/97.........................................       2,031
                                                                 ----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,923)...............       2,048
                                                                 ----------
  NO. OF
 WARRANTS
-----------
WARRANTS (0.0%)
  SWITZERLAND (0.0%)
     +7,280  Forbo Holdings AG (Registered), expiring
               11/01/95........................................          13
    +90,700  Holderbank Financiere Glaris AG, expiring
               12/20/95........................................         126
                                                                 ----------
TOTAL WARRANTS (Cost $0).......................................         139
                                                                 ----------
TOTAL FOREIGN SECURITIES (91.4%) (Cost $1,057,744).............   1,314,879
                                                                 ----------
   FACE
  AMOUNT
   (000)
-----------
SHORT-TERM INVESTMENT (2.7%)
  REPURCHASE AGREEMENT (2.7%)
$    39,409  Goldman Sachs, 6.00%, dated 6/30/95, due 7/03/95,
               to be repurchased at $39,429, collateralized by
               $35,730 United States Treasury Note, 9.25%, due
               8/15/98 valued at $40,240 (Cost $39,409)........      39,409
                                                                 ----------
FOREIGN CURRENCY (6.7%)
 A$       1  Australian Dollar.................................           1
 BF   1,072  Belgian Franc.....................................          38
L     7,926  British Pound.....................................      12,610
  DM 73,549  Deutsche Mark.....................................      53,144
IL    1,168  Italian Lira......................................           1
Y 2,502,488  Japanese Yen......................................      29,502
  NG    575  Netherlands Guilder...............................         371
 SK   1,288  Swedish Krona.....................................         176
  CHF   527  Swiss Franc.......................................         458
                                                                 ----------
TOTAL FOREIGN CURRENCY (Cost $95,049)..........................      96,301
                                                                 ----------
TOTAL INVESTMENTS (100.8%) (Cost $1,192,202)...................   1,450,589
                                                                 ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
International Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                   VALUE
                                                                   (000)
       ------------------------------------------------------------
OTHER ASSETS (1.5%)
  Receivable for Investments Sold.................  $    14,358
  Dividends Receivable............................        4,349
  Foreign Withholding Tax Reclaim Receivable......        1,986
  Receivable for Portfolio Shares Sold............          512
  Interest Receivable.............................            7
  Other...........................................           86  $   21,298
                                                    -----------
LIABILITIES (-2.3%)
  Net Unrealized Loss on Forward Foreign Currency
    Contracts.....................................      (24,888)
  Payable for Investments Purchased...............       (4,685)
  Investment Advisory Fees Payable................       (2,662)
  Payable for Portfolio Shares Redeemed...........         (943)
  Administrative Fees Payable.....................         (181)
  Custodian Fees Payable..........................         (120)
  Payable to Custodian............................           (2)
  Directors' Fees and Expenses Payable............           (1)
  Other Liabilities...............................         (102)    (33,584)
                                                    -----------  ----------
NET ASSETS (100%)..............................................  $1,438,303
                                                                 ----------
                                                                 ----------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 94,285,439 outstanding $.001 par value shares
  (authorized 500,000,000 shares)..............................      $15.25
                                                                 ----------
                                                                 ----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars or foreign currency as indicated below:

                                                                 NET
                                             IN               UNREALIZED
     CURRENCY                              EXCHANGE             GAIN
    TO DELIVER       VALUE    SETTLEMENT     FOR     VALUE     (LOSS)
      (000)          (000)       DATE       (000)    (000)      (000)
------------------  --------  -----------  -------  --------  ---------
     FM      1,241  $    290     7/03/95   DM  405  $    292  $      2
      DM    40,000    28,957     8/09/95   $25,252    25,252    (3,705)
    Y    6,115,000    73,026     9/27/95   $64,627    64,627    (8,399)
      CHF   66,500    58,339    11/14/95   $52,749    52,749    (5,590)
     FF    206,000    42,362    11/20/95   $38,741    38,741    (3,621)
    SP   5,225,000    42,367    12/01/95   $42,195    42,195      (172)
      DM    95,500    69,596     3/01/96   $66,193    66,193    (3,403)
                    --------                        --------  ---------
                    $314,937                        $290,049  ($24,888)
                    --------                        --------  ---------
                    --------                        --------  ---------

------------------------------------------------------------

+             --      Non-income producing securities
**            --      Security is valued at fair value - See Note A-1
IDR           --      International Depositary Receipt
NCS           --      Non Convertible Shares
DM            --      Deutsche Mark
FM            --      Finnish Markka
FF            --      French Franc
Y             --      Japanese Yen
SP            --      Spanish Peseta
CHF           --      Swiss Franc

------------------------------------------------------------
            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                      VALUE        PERCENT
INDUSTRY                              (000)     OF NET ASSETS
---------------------------------------------------------------
Capital Equipment.................  $ 262,045          18.2%
Consumer Goods....................    324,607          22.6
Energy............................     75,779           5.3
Finance...........................    203,463          14.1
Materials.........................    177,507          12.3
Multi-Industry....................     55,627           3.9
Services..........................    215,851          15.0
                                    ---------           ---
                                    $1,314,879         91.4%
                                    ---------           ---
                                    ---------           ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                  International Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
                ------------------------------------------------------------
COMMON STOCKS (92.2%)
  AUSTRALIA (8.0%)
      63,410  Arnotts Ltd.......................................  $      374
   1,000,000  Auspine Ltd.......................................       3,695
   2,340,756  BRL Hardy Ltd.....................................       2,611
     990,079  Bains Harding Ltd.................................         183
   2,230,000  Burswood Property Trust...........................       2,314
   2,351,732  Country Road Ltd..................................       1,972
  +3,099,000  McPhersons Ltd....................................         264
   5,342,529  Parbury Ltd.......................................       2,505
   1,721,500  Solution 6 Holdings Ltd...........................       1,101
                                                                  ----------
                                                                      15,019
                                                                  ----------
  DENMARK (2.0%)
    +107,000  SYD-Sonderjylland Holdings........................       3,783
                                                                  ----------
  FINLAND (2.6%)
     115,000  Amer-Yhtymae Oy, Class A..........................       2,090
     180,000  Hartwall Oy, Class A..............................       2,653
                                                                  ----------
                                                                       4,743
                                                                  ----------
  FRANCE (10.6%)
      53,500  Dauphin O.T.A.....................................       2,658
       5,400  De Dietrich et Compagnie..........................       2,650
      18,970  Europeene de Propulsion S.A.......................       1,243
       8,100  Galeries Layfayette...............................       3,106
      14,000  Omnium de Gestion & Finance.......................       2,508
      24,500  Precision Mecaniques Labinal S.A..................       4,318
      88,996  Sediver S.A.......................................       3,302
                                                                  ----------
                                                                      19,785
                                                                  ----------
  GERMANY (6.5%)
      14,000  Duerr Beteiligungs AG.............................       4,957
     +10,688  Sinn AG...........................................       2,583
     +20,000  Varta AG..........................................       3,801
       2,210  Vossloh AG........................................         850
                                                                  ----------
                                                                      12,191
                                                                  ----------
  HONG KONG (1.7%)
   5,200,000  Pico Far East Holdings Ltd........................         538
   2,040,000  Tungtex Holdings Co., Ltd.........................         382
   5,800,000  Vitasoy International Holdings Ltd................       2,305
                                                                  ----------
                                                                       3,225
                                                                  ----------
  IRELAND (2.2%)
   1,070,000  Avonmore Foods plc, Class A.......................       2,347
     687,000  Green Property plc................................       1,800
                                                                  ----------
                                                                       4,147
                                                                  ----------
  ITALY (2.3%)
    +718,000  Editoriale L'Expresso S.p.A.......................       1,540
     621,600  Unicem Di Risp (NCS)..............................       1,788
      75,000  Vincenzo Zucchi S.p.A.............................         367
     212,500  Vincenzo Zucchi S.p.A. (NCS)......................         520
                                                                  ----------
                                                                       4,215
                                                                  ----------

                                                                    VALUE
   SHARES                                                           (000)
                ------------------------------------------------------------

  JAPAN (8.1%)
      15,000  Daikin Manufacturing Ltd..........................  $      226
     231,000  Foster Electric Co., Ltd..........................       1,076
     707,000  Japan Oil Transportation..........................       3,709
     213,000  Japan Vilene Co., Ltd.............................       1,243
      99,000  Kansei Corp.......................................         759
     124,000  Nifco, Inc........................................       1,550
     415,000  Toc Co............................................       3,767
    +442,000  Tokai Senko K.K...................................       1,667
     170,000  Toyoda Gosei Co...................................       1,223
                                                                  ----------
                                                                      15,220
                                                                  ----------
  NETHERLANDS (9.3%)
      23,772  Ahrend Groep N.V..................................       3,137
      23,575  Hollandsche Beton Groep N.V.......................       4,062
      28,885  Industriemij Welna N.V............................         880
      36,000  Konin Nijverdal -- Ten Carte N.V..................       1,801
     141,000  Koninklijke Van Ommeren N.V.......................       4,332
       8,802  Polynorm N.V......................................         958
      30,000  Randstad Holdings N.V.............................       2,122
                                                                  ----------
                                                                      17,292
                                                                  ----------
  NEW ZEALAND (1.0%)
     645,592  Fisher & Paykel Industries Ltd....................       1,898
                                                                  ----------
  NORWAY (1.0%)
      11,500  Adelsten, Class B.................................       1,380
     228,020  Oceanor...........................................         518
                                                                  ----------
                                                                       1,898
                                                                  ----------
  SPAIN (4.9%)
    +334,000  Asturiana del Zinc S.A............................       3,187
      65,393  Bodegas y Bebidas S.A.............................       1,907
      15,423  Bodegas y Bebidas S.A. (New)......................         450
      76,262  Gas y Electricidad S.A............................       3,673
                                                                  ----------
                                                                       9,217
                                                                  ----------
  SWITZERLAND (15.5%)
       3,960  Bobst AG (Bearer).................................       6,018
       8,400  Elco Looser Holding AG (Registered)...............       3,115
       3,400  Hero AG (Bearer)..................................       1,860
         995  Kuoni Reisen Holdings, Class B (Registered).......       1,599
      +1,650  LEM Holdings AG...................................         487
       5,424  Magazine Globus (Participating Certificates)......       3,816
       5,850  Porst Holding AG (Bearer).........................       1,219
         590  Schweizerische Industrie-Gesellschaft Holdings
                (Bearer)........................................       1,378
       4,400  Schweizerische Industrie-Gesellschaft Holdings
                (Registered)....................................       4,968
      +4,250  Von Moos Holding AG (Bearer)......................         568
      +4,600  Zellweger Uster AG (Bearer).......................       3,955
                                                                  ----------
                                                                      28,983
                                                                  ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
International Small Cap Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL SMALL CAP PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                    VALUE
   SHARES                                                           (000)
                ------------------------------------------------------------
  UNITED KINGDOM (16.5%)
   3,631,578  Anglo Irish Bank Corp. plc (British Pound
                Shares).........................................  $    3,120
     559,500  Asprey plc........................................         650
   1,055,000  BSM Group plc.....................................       2,854
      31,700  Bespak plc........................................         141
  +1,449,216  Blagden Industries plc............................       3,020
     369,500  Bluebird Toys plc.................................       1,258
   3,790,000  Casket plc........................................         663
     214,300  Church & Co. plc..................................       1,527
  +3,045,850  Donelon Tyson plc.................................         363
     952,000  GEI International plc.............................       1,742
     212,000  Hadleigh Industries Group plc.....................         530
     390,000  Hornby Group plc..................................         856
     210,000  International Business Communications (Holdings)
                plc.............................................         942
     877,294  John Mowlem & Co. plc.............................         977
     206,335  Mallett plc.......................................         223
   1,637,405  Matthews (Bernard) plc............................       2,840
+**2,659,393  Pentos plc........................................          --
     345,526  Perry Group plc...................................         830
   1,600,000  Shandwick plc.....................................         980
     691,000  Sketchley plc.....................................       1,242
   1,600,000  The 600 Group plc.................................       2,393
     345,000  Tibbett & Britten Group plc.......................       2,662
     541,700  Waterman Partnership Holdings plc.................         422
 +34,505,500  YRM plc...........................................         690
                                                                  ----------
                                                                      30,925
                                                                  ----------
TOTAL COMMON STOCKS (Cost $174,506).............................     172,541
                                                                  ----------
PREFERRED STOCKS (1.8%)
  GERMANY (1.8%)
       2,400  Jil Sander AG.....................................       1,673
       7,745  Shaerf AG.........................................       1,707
                                                                  ----------
TOTAL PREFERRED STOCKS (Cost $3,316)............................       3,380
                                                                  ----------

   NO. OF
  WARRANTS
------------
WARRANTS (0.0%)
  HONG KONG (0.0%)
    +452,000  Pico Far East Holdings Ltd., expiring 4/30/96.....           3
                                                                  ----------
  SWITZERLAND (0.0%)
      +4,600  Zellweger Luwa AG, expiring 5/21/97...............          34
                                                                  ----------
TOTAL WARRANTS (Cost $0)........................................          37
                                                                  ----------

    FACE
   AMOUNT                                                           VALUE
   (000)                                                            (000)
                ------------------------------------------------------------
CONVERTIBLE DEBENTURES (0.2%)
  ITALY (0.2%)
 IL  518,000  Mediobanca S.p.A. 5.50%, 1/01/00 (Cost $328)......  $      266
                                                                  ----------
TOTAL FOREIGN SECURITIES (94.2%) (Cost $178,150)................     176,224
                                                                  ----------
SHORT-TERM INVESTMENT (3.2%)
  REPURCHASE AGREEMENT (3.2%)
 $     5,984  U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
                be repurchased at $5,987, collateralized by
                $6,200 United States Treasury Bills, due
                7/27/95, valued at $6,176 (Cost $5,984).........       5,984
                                                                  ----------
FOREIGN CURRENCY (3.8%)
 L     1,010  British Pound.....................................       1,607
   DM  4,444  Deutsche Mark.....................................       3,211
   HK$   378  Hong Kong Dollar..................................          49
  IL      74  Italian Lira......................................          --
 Y   189,293  Japanese Yen......................................       2,231
   NG     20  Netherlands Guilder...............................          13
  SP       1  Spanish Peseta....................................          --
                                                                  ----------
TOTAL FOREIGN CURRENCY (Cost $7,114)............................       7,111
                                                                  ----------
TOTAL INVESTMENTS (101.2%) (Cost $191,248)......................     189,319
                                                                  ----------

OTHER ASSETS (0.8%)
  Cash............................................  $         71
  Dividends Receivable............................           447
  Receivable for Investments Sold.................           417
  Foreign Withholding Tax Reclaim Receivable......           366
  Receivable for Portfolio Shares Sold............           129
  Interest Receivable.............................             8
  Other...........................................             8       1,446
                                                    ------------
LIABILITIES (-2.0%)
  Net Unrealized Loss on Forward Foreign Currency
    Contracts.....................................        (2,374)
  Payable for Investments Purchased...............          (858)
  Investment Advisory Fees Payable................          (383)
  Payable for Portfolio Shares Redeemed...........           (45)
  Custodian Fees Payable..........................           (27)
  Administrative Fees Payable.....................           (23)
  Directors' Fees and Expenses Payable............            (1)
  Other Liabilities...............................           (36)     (3,747)
                                                    ------------  ----------
NET ASSETS (100%)...............................................  $  187,018
                                                                  ----------
                                                                  ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 12,116,594 outstanding $.001 par value shares
  (authorized 500,000,000 shares)...............................      $15.43
                                                                  ----------
                                                                  ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                               International Small Cap Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE INTERNATIONAL SMALL CAP PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver foreign currency in exchange for US dollars as indicated below:

                                        IN                       NET
 CURRENCY                            EXCHANGE                UNREALIZED
TO DELIVER     VALUE    SETTLEMENT      FOR        VALUE       (LOSS)
   (000)       (000)       DATE        (000)       (000)        (000)
-----------  ---------  ----------  -----------  ---------  -------------
  HK$   377  $      49   7/03/95      $      49  $      49    $      --
Y   725,000      8,658   9/27/95      $   7,662      7,662         (996)
Y   100,000      1,194   9/27/95      $   1,057      1,057         (137)
  DM 10,300      7,507   3/04/96      $   7,099      7,099         (408)
SP  675,000      5,412   3/04/96      $   5,107      5,107         (305)
 CHF  8,750      7,732   3/04/96      $   7,204      7,204         (528)
             ---------                           ---------  -------------
             $  30,552                           $  28,178    $  (2,374)
             ---------                           ---------  -------------
             ---------                           ---------  -------------

------------------------------------------------------------

+             --      Non-income producing securities
**            --      Security is valued at fair value -- See Note A-1
NCS           --      Non Convertible Shares
DM            --      Deutsche Mark
HK$           --      Hong Kong Dollar
Y             --      Japanese Yen
SP            --      Spanish Peseta
CHF           --      Swiss Franc

------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                          VALUE     PERCENT OF
INDUSTRY                                  (000)     NET ASSETS
----------------------------------------------------------------
Capital Equipment.....................  $  44,305        23.7%
Consumer Goods........................     38,094        20.4
Energy................................      6,860         3.6
Finance...............................     14,231         7.6
Materials.............................     23,866        12.8
Multi-Industry........................      3,928         2.1
Services..............................     44,940        24.0
                                        ---------       ---
                                        $ 176,224        94.2%
                                        ---------       ---
                                        ---------       ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
International Small Cap Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE JAPANESE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (85.6%)
  CAPITAL EQUIPMENT (27.2%)
    40,000  Amada Co., Ltd....................................  $      342
    35,000  Daifuku...........................................         392
    40,000  Daikin Industries Ltd.............................         322
    30,000  Dai Nippon Printing Co., Ltd......................         477
    26,000  Fuji Machine Manufacturing Co.....................         794
    35,000  Kyudenko Co., Ltd.................................         487
    60,000  Matsui Construction...............................         526
    70,000  Mitsubishi Heavy Industries Ltd...................         475
    24,000  Nifco, Inc........................................         300
    35,000  Ricoh Co., Ltd....................................         300
    80,000  Taisei Corp., Ltd.................................         473
    86,000  Teijin Seiki Co., Ltd.............................         385
    30,000  Toshiba Engineering & Construction................         246
    85,000  Tsubakimoto Chain.................................         399
                                                                ----------
                                                                     5,918
                                                                ----------
  CONSUMER GOODS (11.3%)
    50,000  Japan Vilene Co., Ltd.............................         292
     9,000  Nintendo Corp., Ltd...............................         517
    75,000  Nissan Motor Co...................................         479
    11,500  Sankyo Co., Ltd...................................         267
    50,000  Suzuki Motor Co., Ltd.............................         557
    15,000  Yamanouchi Pharmaceutical Co......................         338
                                                                ----------
                                                                     2,450
                                                                ----------
  ELECTRICAL & ELECTRONICS (19.5%)
    20,000  CMK...............................................         259
    60,000  Hitachi Ltd.......................................         598
    40,000  Matsushita Electric Industries Ltd................         622
    23,000  Mitsumi Electric Co., Ltd.........................         396
    56,000  NEC Corp..........................................         613
     8,000  Sony Corp.........................................         384
    40,000  Stanley Electric Co...............................         252
    12,000  TDK Corp..........................................         546
    90,000  Toshiba Corp......................................         570
                                                                ----------
                                                                     4,240
                                                                ----------
  FINANCE (6.9%)
    20,000  Daiwa Securities Co., Ltd.........................         211
    41,000  Keihanshin Real Estate............................         275
    30,000  Mitsubishi Estate Co., Ltd........................         338
    35,000  Nichido Fire & Marine Insurance...................         283
    10,000  Nomura Securities Co..............................         174
    43,000  Sumitomo Corp. Leasing Ltd........................         227
                                                                ----------
                                                                     1,508
                                                                ----------
  MATERIALS (10.0%)
    53,000  Asahi Tec Corp....................................         362
    61,000  Kaneka Corp.......................................         392
    48,000  Kansei Corp.......................................         368
    58,000  Nippon Konpo Unyu Soko............................         530
    52,000  Okura Industrial Co., Ltd.........................         338
    25,000  Sanwa Shutter.....................................         188
                                                                ----------
                                                                     2,178
                                                                ----------
  MULTI-INDUSTRY (1.9%)
     8,400  FamilyMart........................................         421
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
  SERVICES (8.8%)
    50,000  Inabata & Co......................................  $      296
    32,000  Nishio Rent All Co................................         698
    20,000  Sangetsu Co., Ltd.................................         531
     6,000  Secom Co., Ltd....................................         377
                                                                ----------
                                                                     1,902
                                                                ----------
TOTAL COMMON STOCKS (Cost $20,927)............................      18,617
                                                                ----------

   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (13.6%)
  REPURCHASE AGREEMENT (13.6%)
  $  2,949  U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to be repurchased at $2,950, collateralized by
              $2,970 United States Treasury Bills, due
              7/20/95-7/27/95, valued at $2,961 (Cost
              $2,949).........................................       2,949
                                                                ------
FOREIGN CURRENCY (0.0%)
   Y     1  Japanese Yen (Cost $0)............................          --
                                                                ----------
TOTAL INVESTMENTS (99.2%) (Cost $23,876)......................      21,566
                                                                ----------
OTHER ASSETS (4.7%)
  Cash............................................  $      642
  Receivable for Portfolio Shares Sold............         235
  Dividends Receivable............................         154
  Other...........................................           3       1,034
                                                    ----------
LIABILITIES (-3.9%)
  Payable for Investments Purchased...............        (496)
  Net Unrealized Loss on Forward Foreign Currency         (285)
   Contracts......................................
  Investment Advisory Fees Payable................         (31)
  Custodian Fees Payable..........................          (8)
  Administrative Fees Payable.....................          (3)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (30)       (854)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $   21,746
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 2,655,494 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................       $8.19
                                                                ----------
                                                                ----------

------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
    Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars as indicated below:

                                         IN                      NET
 CURRENCY                             EXCHANGE               UNREALIZED
TO DELIVER     VALUE    SETTLEMENT      FOR        VALUE        LOSS
   (000)       (000)       DATE        (000)       (000)        (000)
-----------  ---------  -----------  ----------  ---------  -------------
  $  2,791   $   2,791    11/22/95    Y 230,000  $   2,768    $     (23)
 Y 980,000      11,793    11/22/95   $   11,531     11,531         (262)
             ---------                           ---------        -----
             $  14,584                           $  14,299    $    (285)
             ---------                           ---------        -----
             ---------                           ---------        -----

------------------------------------------------------------
Y -- Japanese Yen

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                       Japanese Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE LATIN AMERICAN PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (59.3%)
  ARGENTINA (8.6%)
     2,150  Banco del Sud Argentina, Class B..................  $       13
  +133,372  Banco del Suquia, Class B.........................         193
    +3,500  Buenos Aires Embotelladora ADR....................          88
    32,970  Capex S.A. ADR....................................         507
    25,000  CIADEA (Renault) S.A..............................         121
    14,424  Quilmes Industrial S.A............................         281
                                                                ----------
                                                                     1,203
                                                                ----------
  BRAZIL (19.0%)
22,850,000  Cia Acos Especiais Itabira........................         148
     1,584  Cia Energetica de Minas Gerias ADR................          31
     7,422  Cia Energetica de Minas Gerias GDR................         145
 3,637,000  Cia Energetica de Sao Paulo.......................         119
 1,446,000  Cia Paulista de Forca E Luz.......................          72
 9,580,000  Cia Siderurgica Nacional..........................         219
 1,440,000  Eletrobras........................................         375
   +30,700  Eletrobras ADR....................................         415
    20,000  Rhodia-Ster GDR...................................         280
   375,000  Servicos de Eletricdade...........................         118
    11,400  Telebras ADR......................................         376
 1,604,500  Telecomunicacoes de Sao Paulo.....................         204
    13,420  Usiminas Siderurgicas de Minas Gerias ADR.........         149
                                                                ----------
                                                                     2,651
                                                                ----------
  CHILE (2.7%)
     9,310  Empresa Nacional de Electricidad S.A. ADR.........         247
     6,350  Maderas y Sinteticos S.A. ADR.....................         119
                                                                ----------
                                                                       366
                                                                ----------
  MEXICO (26.5%)
    10,950  ALFA S.A. de C.V., Class A........................         133
   +72,000  Apasco S.A........................................         286
   198,880  Banacci, Class B..................................         305
    34,829  Banacci, Class L..................................          53
    38,970  Cemex CPO ADR.....................................         265
    17,060  Empresas ICA S.A. ADR.............................         175
   186,000  FEMSA, Class B....................................         434
    +5,000  Grupo Carso S.A. ADR..............................          55
    67,970  Grupo Financiero Bancomer ADR.....................         408
   +33,831  Grupo Financiero Bancomer, Class L................           9
    91,500  Grupo Financiero Banorte, Class C.................         119
   +11,770  Grupo Mexicano Desarrollo ADR, Class B............          46
   +47,750  Grupo Sidek S.A., Class B.........................          43
     6,450  Grupo Simec S.A. ADR, Class B.....................          64
    +1,350  Grupo Tribasa S.A. ADR............................          11
    15,800  Hylsamex S.A. ADR.................................         288
     9,615  Panamerican Beverages, Inc., Class A..............         288
    10,620  Telefonos de Mexico S.A. ADR, Class L.............         313

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
   102,400  Tolmex S.A., Class B2.............................  $      400
                                                                ----------
                                                                     3,695
                                                                ----------
  PERU (2.5%)
    44,200  Banco de Credito del Peru.........................          77
   158,600  Telefonica del Peru S.A., Class B.................         271
                                                                ----------
                                                                       348
                                                                ----------
TOTAL COMMON STOCKS (Cost $8,044).............................       8,263
                                                                ----------
PREFERRED STOCKS (31.7%)
  BRAZIL (31.7%)
61,870,000  Banco Bradesco....................................         524
14,770,000  Banco do Brasil...................................         177
 4,820,000  Banco do Estado Sao Paulo.........................          27
 3,550,000  Banco Nacional S.A................................          69
 1,158,173  Brahma............................................         380
   360,000  Brasmotor.........................................          67
  +230,000  Centrais Eletricas de Santa Catarina, Class B.....         186
 1,540,000  Cia Energetica de Sao Paulo.......................          61
     6,600  Cia Energetica de Sao Paulo ADR...................          75
 5,760,000  Cia Paulista de Forca E Luz.......................         189
 4,000,000  Continental 2001..................................          87
   550,000  Coteminas.........................................         173
   169,000  Dixie Laleka S.A..................................         132
   583,000  Eletrobras........................................         155
 1,590,400  Itaubanco.........................................         484
 8,650,000  Lojas Renner......................................         147
    99,000  Multibras S.A.....................................          82
 4,550,000  Petrobras.........................................         386
58,300,000  Refrigeracao Parana...............................         113
 6,232,000  Telebras..........................................         205
 3,149,000  Telecomunicacoes de Sao Paulo.....................         390
 1,142,000  Vale Do Rio Doce..................................         173
   320,000  WEG S.A...........................................         146
                                                                ----------
TOTAL PREFERRED STOCKS (Cost $4,560)..........................       4,428
                                                                ----------

   FACE
  AMOUNT
  (000)
----------
CONVERTIBLE DEBENTURES (2.3%)
  COLOMBIA (2.3%)
$      430  Banco de Colombia 5.20%, 2/01/99
              (Cost $389).....................................         327
                                                                ----------

  NO. OF
  RIGHTS
----------
RIGHTS (0.0%)
  BRAZIL (0.0%)
+**1,117,250 Banco Bradesco (Cost $0)..........................          1
                                                                ----------
TOTAL FOREIGN SECURITIES (93.3%) (Cost $12,993)...............      13,019
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                        Latin American Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE LATIN AMERICAN PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

    FACE
   AMOUNT                                              VALUE
    (000)                                              (000)
------------------------------------------------------------
SHORT-TERM INVESTMENT (4.4%)
  REPURCHASE AGREEMENT (4.4%)
$         613  U.S. Trust, 5.90%, dated 6/30/95,
                 due 7/03/95, to be repurchased at
                 $613, collateralized by $645
                 United States Treasury Bills, due
                 7/27/95, valued at $642 (Cost
                 $613).............................  $     613
                                                     ---------
FOREIGN CURRENCY (2.3%)
  APS      33  Argentine Peso......................         33
  BLR      62  Brazilian Real......................         67
  MP    1,400  Mexican New Peso....................        224
 PS         3  Peruvian Sol........................          1
                                                     ---------
TOTAL FOREIGN CURRENCY (Cost $327).................        325
                                                     ---------
TOTAL INVESTMENTS (100%) (Cost $13,933)............     13,957
                                                     ---------

OTHER ASSETS (4.1%)
  Cash...................................  $       1
  Receivable for Portfolio Shares Sold...        355
  Receivable for Investments Sold........        161
  Dividends Receivable...................         18
  Interest Receivable....................         10
  Expense Reimbursement Receivable.......         23        568
                                           ---------
LIABILITIES (-4.1%)
  Payable for Investments Purchased......       (510)
  Custodian Fees Payable.................        (22)
  Administrative Fees Payable............         (2)
  Sub-Administrative Fees Payable........         (2)
  Directors' Fees and Expenses Payable...         (2)
  Other Liabilities......................        (34)      (572)
                                           ---------  ---------
NET ASSETS (100%)...................................  $  13,953
                                                      ---------
                                                      ---------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 1,586,250 outstanding $.001 par
  value shares (authorized 500,000,000 shares)......      $8.80
                                                      ---------
                                                      ---------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT
  INFORMATION:
  Under the terms of forward foreign currency contracts open at
  June 30, 1995, the Portfolio is obligated to deliver US
  dollars in exchange for foreign currency as indicated below:

                                         IN
 CURRENCY                             EXCHANGE                  UNREALIZED
TO DELIVER               SETTLEMENT      FOR                       LOSS
  (000)     VALUE (000)     DATE        (000)     VALUE (000)      (000)
----------     -----     ----------  -----------     -----     -------------
  $     8    $       8    7/03/95     BLR     7    $       8        --
                    --                                    --
                    --                                    --
                                                                     -----
                                                                     -----

------------------------------------------------------------
+   -- Non-income producing securities
**  -- Security is valued at fair value -- See Note A-1
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
BLR -- Brazilian Real
------------------------------------------------------------

            SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION

                                           VALUE     PERCENT OF
INDUSTRY                                   (000)     NET ASSETS
-----------------------------------------------------------------
Capital Equipment......................  $     558         4.0%
Consumer Goods.........................      2,339        16.8
Energy.................................      3,227        23.1
Finance................................      2,668        19.1
Materials..............................      2,564        18.4
Multi-Industry.........................        175         1.2
Services...............................      1,488        10.7
                                         ---------       ---
                                         $  13,019        93.3%
                                         ---------       ---
                                         ---------       ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Latin American Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE AGGRESSIVE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCK (91.8%)
  CAPITAL GOODS/CONSTRUCTION (14.3%)
    AEROSPACE & DEFENSE (14.3%)
    +7,200  Litton Industries, Inc............................  $      266
    15,800  Lockheed Martin Corp..............................         997
     9,200  McDonnell Douglas Corp............................         706
     8,200  United Technologies Corp..........................         641
                                                                ----------
  TOTAL CAPITAL GOODS/CONSTRUCTION............................       2,610
                                                                ----------
  CONSUMER CYCLICAL (9.2%)
    FOOD SERVICE & LODGING (1.7%)
     8,900  Hospitality Franchise Systems, Inc................         308
                                                                ----------
    LEISURE RELATED (1.4%)
     4,300  Eastman Kodak Co..................................         261
                                                                ----------
    PUBLISHING (1.6%)
     5,300  Gannett Co., Inc..................................         288
                                                                ----------
    RETAIL-GENERAL (4.5%)
    +6,500  AutoZone, Inc.....................................         163
   +12,300  General Nutrition Cos., Inc.......................         432
     5,500  Home Depot, Inc...................................         223
                                                                ----------
                                                                       818
                                                                ----------
  TOTAL CONSUMER-CYCLICAL.....................................       1,675
                                                                ----------
  CONSUMER STAPLES (32.7%)
    BEVERAGES & TOBACCO (24.8%)
     8,400  Coca Cola Co......................................         536
     4,200  PepsiCo, Inc......................................         192
    51,000  Philip Morris Cos., Inc...........................       3,793
                                                                ----------
                                                                     4,521
                                                                ----------
    FOOD (2.1%)
     5,400  Kellogg Co........................................         385
                                                                ----------
    HEALTH CARE SUPPLIES & SERVICES (5.8%)
     5,200  American Home Products Corp.......................         402
     6,300  Columbia/HCA Healthcare Corp......................         272
     9,400  United Healthcare Corp............................         389
                                                                ----------
                                                                     1,063
                                                                ----------
  TOTAL CONSUMER STAPLES......................................       5,969
                                                                ----------
  ENERGY (0.5%)
    COAL, GAS, & OIL (0.5%)
     3,900  Occidental Petroleum Corp.........................          89
                                                                ----------
  FINANCE (23.6%)
    BANKING (5.2%)
    13,900  Ahmanson (H.F.) & Co..............................         306
     9,900  Citicorp..........................................         573
       300  Wells Fargo & Co..................................          54
                                                                ----------
                                                                       933
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
    FINANCIAL SERVICES (10.8%)
    16,700  American Express Co...............................  $      586
     7,600  Federal Home Loan Mortgage Corp...................         522
     5,000  Federal National Mortgage Association.............         472
     8,800  Franklin Resources, Inc...........................         392
                                                                ----------
                                                                     1,972
                                                                ----------
    INSURANCE (7.6%)
    15,400  Ace, Ltd..........................................         447
    15,500  Exel Ltd..........................................         806
     5,400  PartnerRe Holdings, Ltd...........................         141
                                                                ----------
                                                                     1,394
                                                                ----------
  TOTAL FINANCE...............................................       4,299
                                                                ----------
  MATERIALS (2.9%)
    FOREST PRODUCTS & PAPER (2.9%)
     6,700  Champion International Corp.......................         349
    +8,400  Stone Container Corp..............................         179
                                                                ----------
  TOTAL MATERIALS.............................................         528
                                                                ----------
  TECHNOLOGY (8.6%)
    COMPUTERS (5.3%)
     7,300  International Business Machines Corp..............         701
    +3,000  Microsoft, Inc....................................         271
                                                                ----------
                                                                       972
                                                                ----------
    ELECTRONICS (3.3%)
    +2,000  Applied Material, Inc.............................         173
     3,000  Intel Corp........................................         190
     1,800  Texas Instruments, Inc............................         241
                                                                ----------
                                                                       604
                                                                ----------
  TOTAL TECHNOLOGY............................................       1,576
                                                                ----------
TOTAL COMMON STOCK (Cost $15,576).............................      16,746
                                                                ----------
PURCHASED PUT OPTION (0.0%)
  CONSUMER STAPLES (0.0%)
    BEVERAGES & TOBACCO (0.0%)
   +20,000  Philip Morris Cos., Inc., expiring 7/22/95, strike
              price $70 (Cost $8).............................           4
                                                                ----------

   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENTS (6.2%)
  US GOVERNMENT OBLIGATION (2.7%)
     $500   U.S. Treasury Bill, 8/17/95.......................         497
                                                                ----------
  REPURCHASE AGREEMENT (3.5%)
      642   U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $642, collateralized by $675
              United States Treasury Bills, due 7/27/95,
              valued at $672..................................         642
                                                                ----------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,138)....................       1,139
                                                                ----------
TOTAL INVESTMENTS (98.0%) (Cost $16,722)......................      17,889
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                     Aggressive Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE AGGRESSIVE EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
OTHER ASSETS (5.2%)
  Receivable for Investments Sold.................  $      829
  Receivable for Portfolio Shares Sold............          63
  Dividends Receivable............................          37
  Expense Reimbursement Receivable................          17  $      946
                                                         -----
LIABILITIES (-3.2%)
  Payable for Investments Purchased...............        (531)
  Written Options Outstanding, at Value (premiums
   received $9)...................................         (22)
  Custodian Fees Payable..........................          (2)
  Administrative Fees Payable.....................          (2)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (22)       (580)
                                                         -----  ----------
NET ASSETS (100%).............................................  $   18,255
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 1,546,129 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $11.81
                                                                ----------
                                                                ----------

OPEN WRITTEN COVERED CALL OPTIONS:
Open written covered call options at June 30, 1995 were:

                               NO. OF        EXERCISE    EXPIRATION      VALUE
       DESCRIPTION            CONTRACTS        PRICE        DATE         (000)
-------------------------  ---------------  -----------  -----------     -----
McDonnell Douglas Corp...            40      $     125      7/31/95    $      12
Coca Cola Co.............            52             88      8/30/95           10
                                                                             ---
(Premiums $9).......................................................   $      22
                                                                             ---
                                                                             ---

------------------------------------------------

+             --      Non-income producing securities

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Aggressive Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
              ------------------------------------------------------------
COMMON STOCKS (92.7%)
  CAPITAL GOODS/CONSTRUCTION (2.2%)
    ELECTRICAL EQUIPMENT (1.5%)
    60,000  Molex, Inc., Class A..............................  $    2,190
                                                                ----------
    ENVIRONMENTAL CONTROLS (0.7%)
   +50,000  Western Waste Industries..........................       1,006
                                                                ----------
  TOTAL CAPITAL GOODS/CONSTRUCTION............................       3,196
                                                                ----------
  CONSUMER-CYCLICAL (19.5%)
    AUTOMOTIVE (0.9%)
    46,100  Pep Boys-Manny, Moe & Jack........................       1,233
                                                                ----------
    FOOD SERVICE & LODGING (6.8%)
   +80,000  Cheesecake Factory, Inc...........................       2,060
   100,000  Cracker Barrel Old Country Store, Inc.............       2,062
    60,000  Hospitality Franchise Systems, Inc................       2,078
   +90,000  ShoLodge, Inc.....................................       1,339
   +85,000  Sonic Corp........................................       2,295
                                                                ----------
                                                                     9,834
                                                                ----------
    PRINTING & PUBLISHING (2.4%)
    50,000  Lee Enterprises, Inc..............................       1,906
   +29,700  Scholastic Corp...................................       1,611
                                                                ----------
                                                                     3,517
                                                                ----------
    RETAIL-GENERAL (9.4%)
  +100,000  Bed, Bath & Beyond, Inc...........................       2,425
  +110,000  Central Tractor Farm & Country, Inc...............       1,182
   +70,000  General Nutrition Cos., Inc.......................       2,459
    75,000  Heilig Meyers Co..................................       1,913
   +30,000  Kohl's Corp.......................................       1,369
   +80,000  Lechters, Inc.....................................       1,240
   +50,000  OfficeMax, Inc....................................       1,394
   +44,000  Sunglass Hut International, Inc...................       1,529
                                                                ----------
                                                                    13,511
                                                                ----------
  TOTAL CONSUMER-CYCLICAL.....................................      28,095
                                                                ----------
  CONSUMER-STAPLES (23.6%)
    DRUGS (5.2%)
    60,000  Forest Laboratories, Inc..........................       2,662
    50,000  Genzyme Corp. -- General Division.................       1,988
   +80,000  Immucor, Inc......................................         740
   +50,000  Scherer (R.P.) Corp...............................       2,113
                                                                ----------
                                                                     7,503
                                                                ----------
  HEALTH CARE SUPPLIES & SERVICES (18.4%)
    60,000  Arrow International, Inc..........................       2,490
    55,000  Ballard Medical Products..........................         715
  +120,000  Biomet, Inc.......................................       1,845
   +60,000  CRA Managed Care, Inc.............................       1,350
  +100,000  Haemonetics Corp..................................       1,925
    +6,300  Health Management, Inc............................          68
   +97,500  Health Management Systems, Inc....................       2,779
   +60,000  Healthsource, Inc.................................       2,100
  +130,000  HEALTHSOUTH Rehabilitation Corp...................       2,259
   +65,000  IDEXX Laboratories, Inc...........................       1,690
  +100,000  Mariner Health Group, Inc.........................       1,125
  +110,200  Quantum Health Resources, Inc.....................       1,804
   +75,000  Research Industries Corp..........................       1,725
   +75,000  Vencor, Inc.......................................       2,362

                                                                  VALUE
  SHARES                                                          (000)
              ------------------------------------------------------------
   +80,000  Vivra, Inc........................................  $    2,170
                                                                ----------
                                                                    26,407
                                                                ----------
  TOTAL CONSUMER-STAPLES......................................      33,910
                                                                ----------
  FINANCE (5.3%)
    FINANCIAL SERVICES (2.9%)
   100,000  Cash America International, Inc...................         737
    40,000  First Financial Management Corp...................       3,420
                                                                ----------
                                                                     4,157
                                                                ----------
    INSURANCE (2.4%)
    55,000  Mutual Risk Management Ltd........................       1,843
    50,000  NAC Re Corp.......................................       1,556
                                                                ----------
                                                                     3,399
                                                                ----------
  TOTAL FINANCE...............................................       7,556
                                                                ----------
  MATERIALS (2.2%)
    MISCELLANEOUS MATERIALS & COMMODITIES (2.2%)
   +85,000  Viking Office Products, Inc.......................       3,103
                                                                ----------
  SERVICES (7.7%)
    PROFESSIONAL SERVICES (7.7%)
    75,000  Cintas Corp.......................................       2,663
   +95,000  CUC International, Inc............................       3,990
   115,000  G & K Services, Inc., Class A.....................       2,243
    55,000  Premier Industrial Corp...........................       1,299
   +46,800  Vallen Corp.......................................         807
                                                                ----------
  TOTAL SERVICES..............................................      11,002
                                                                ----------
  TECHNOLOGY (32.2%)
    ELECTRONICS (14.1%)
   +35,000  Electroglas, Inc..................................       2,004
   +60,000  Fusion Systems Corp...............................       2,055
   +75,000  Level One Communications, Inc.....................       1,612
    70,000  Linear Technology, Inc............................       4,585
   +70,000  Maxim Integrated Products, Inc....................       3,552
    55,000  Sensormatic Electronics...........................       1,953
   +47,400  Xilinx, Inc.......................................       4,444
                                                                ----------
                                                                    20,205
                                                                ----------
    OFFICE EQUIPMENT (17.2%)
    25,000  Adobe Systems, Inc................................       1,450
   +85,000  BISYS Group, Inc..................................       1,891
   +90,000  Compuware Corp....................................       2,767
  +100,000  Concord EFS Corp..................................       2,625
   +70,000  EMC Corp..........................................       1,697
  +180,000  Informix Corp.....................................       4,568
   +40,000  Microchip Technology, Inc.........................       1,455
   +55,000  Progress Software Corp............................       2,846
   +58,000  SPS Transaction Services, Inc.....................       2,008
   +65,000  SunGard Data Systems, Inc.........................       3,396
                                                                ----------
                                                                    24,703
                                                                ----------
    TELECOMMUNICATIONS (0.9%)
   +50,000  Mobile Telecommunications Technologies Corp.......       1,363
                                                                ----------
  TOTAL TECHNOLOGY............................................      46,271
                                                                ----------
TOTAL COMMON STOCKS (Cost $94,460)............................     133,133
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                   144 - 152)

--------------------------------------------------------------------------------
                                                       Emerging Growth Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING GROWTH PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
              ------------------------------------------------------------
SHORT-TERM INVESTMENT (7.3%)
  REPURCHASE AGREEMENT (7.3%)
 $  10,504  Goldman Sachs, 6.00%, dated 6/30/95, due 7/03/95, to be repurchased at $10,509, collateralized by
              $7,820 United States Treasury Notes, 11.875%,
              due 11/15/03, valued at $10,744 (Cost
              $10,504)........................................  $   10,504
                                                                ----------
TOTAL INVESTMENTS (100.0%) (Cost $104,964)....................     143,637
                                                                ----------

OTHER ASSETS (0.8%)
  Receivable for Investments Sold.................  $    1,134
  Dividends Receivable............................          22
  Interest Receivable.............................           2
  Other...........................................           7       1,165
                                                    ----------
LIABILITIES (-0.8%)
  Payable for Portfolio Shares Redeemed...........        (775)
  Investment Advisory Fees Payable................        (309)
  Payable for Investments Purchased...............         (78)
  Administrative Fees Payable.....................         (18)
  Custodian Fees Payable..........................          (5)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (30)     (1,216)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  143,586
                                                                ----------
                                                                ----------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 7,870,255 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $18.24
                                                                ----------
                                                                ----------

------------------------------------------------------------

+             --      Non-income producing securities

The accompanying notes are an integral part of the financial statements. (Pages
                                   144 - 152)

--------------------------------------------------------------------------------
Emerging Growth Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (90.3%)
  CAPITAL GOODS/CONSTRUCTION (12.0%)
    AEROSPACE & DEFENSE (9.9%)
   +54,400  Litton Industries, Inc............................  $    2,006
    46,600  Lockheed Martin Corp..............................       2,942
    22,800  Loral Corp........................................       1,180
    40,600  McDonnell Douglas Corp............................       3,116
    30,500  Rockwell International Corp.......................       1,395
    48,900  United Technologies Corp..........................       3,820
                                                                ----------
                                                                    14,459
                                                                ----------
    BUILDING & CONSTRUCTION (0.5%)
   +34,300  USG Corp..........................................         815
                                                                ----------
    ELECTRICAL EQUIPMENT (0.8%)
    21,200  General Electric Co...............................       1,195
                                                                ----------
    MACHINERY (0.8%)
    17,500  Caterpillar, Inc..................................       1,124
                                                                ----------
  TOTAL CAPITAL GOODS/CONSTRUCTION............................      17,593
                                                                ----------
  CONSUMER-CYCLICAL (16.5%)
    AUTOMOTIVE (2.6%)
    21,300  Chrysler Corp.....................................       1,020
    29,700  Ford Motor Co.....................................         884
    14,300  General Motors Corp...............................         670
    30,000  Goodyear Tire & Rubber Co.........................       1,237
                                                                ----------
                                                                     3,811
                                                                ----------
    BROADCAST-RADIO & TELEVISION (2.1%)
    10,600  CBS, Inc..........................................         710
    59,000  New World Communications..........................       1,232
   +25,918  Viacom, Inc., Class B.............................       1,202
                                                                ----------
                                                                     3,144
                                                                ----------
    FOOD SERVICE & LODGING (2.4%)
   +33,650  Boston Chicken, Inc...............................         814
    47,000  Cracker Barrel Old Country Store, Inc.............         970
    49,800  Hospitality Franchise Systems, Inc................       1,724
                                                                ----------
                                                                     3,508
                                                                ----------
    GAMING & LODGING (0.5%)
    21,450  National Gaming Corp..............................         185
    38,400  Trump Hotels & Casino Resort......................         514
                                                                ----------
                                                                       699
                                                                ----------
    HOUSEHOLD FURNISHINGS & APPLIANCES (0.9%)
    30,300  Duracell International, Inc.......................       1,310
                                                                ----------
    LEISURE RELATED (2.2%)
    30,200  Eastman Kodak Co..................................       1,831
    18,300  Polaroid Corp.....................................         746
    35,800  Toy Biz, Inc......................................         649
                                                                ----------
                                                                     3,226
                                                                ----------
    PUBLISHING (1.9%)
    33,800  Gannett Co., Inc..................................       1,834
    22,600  Time Warner, Inc..................................         929
                                                                ----------
                                                                     2,763
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
    RETAIL-GENERAL (3.9%)
   +50,300  AutoZone, Inc.....................................  $    1,264
   +42,300  General Nutrition Cos., Inc.......................       1,486
    24,700  Harcourt General, Inc.............................       1,050
    31,400  Home Depot, Inc...................................       1,276
    19,600  Lowe's Cos., Inc..................................         585
                                                                ----------
                                                                     5,661
                                                                ----------
  TOTAL CONSUMER-CYCLICAL.....................................      24,122
                                                                ----------
  CONSUMER-STAPLES (20.6%)
      BEVERAGES & TOBACCO (11.6%)
    50,000  Coca Cola Co......................................       3,188
    33,700  PepsiCo, Inc......................................       1,538
   154,400  Philip Morris Cos., Inc...........................      11,484
    26,200  UST, Inc..........................................         779
                                                                ----------
                                                                    16,989
                                                                ----------
    DRUGS (4.2%)
    20,900  American Home Products Corp.......................       1,617
    22,500  Merck & Co., Inc..................................       1,103
    21,150  Pfizer, Inc.......................................       1,954
    32,600  Schering-Plough Corp..............................       1,438
                                                                ----------
                                                                     6,112
                                                                ----------
    FOOD (2.4%)
    25,600  Kellogg Co........................................       1,827
    33,200  Ralston Purina Group..............................       1,693
                                                                ----------
                                                                     3,520
                                                                ----------
    HEALTH CARE SUPPLIES & SERVICES (2.0%)
    42,500  Columbia/HCA Healthcare Corp......................       1,838
    26,100  United Healthcare Corp............................       1,080
                                                                ----------
                                                                     2,918
                                                                ----------
    PERSONAL CARE PRODUCTS (0.4%)
   +66,100  Playtex Products, Inc.............................         653
                                                                ----------
  TOTAL CONSUMER-STAPLES......................................      30,192
                                                                ----------
  DIVERSIFIED (1.0%)
    33,200  AlliedSignal, Inc.................................       1,477
                                                                ----------
  ENERGY (2.7%)
    COAL, GAS, & OIL (2.7%)
    10,700  Exxon Corp........................................         755
    14,300  Mobil Corp........................................       1,373
    14,900  Occidental Petroleum Corp.........................         341
    12,800  Royal Dutch Petroleum Co..........................       1,560
                                                                ----------
  TOTAL ENERGY................................................       4,029
                                                                ----------
  FINANCE (18.6%)
    BANKING (5.3%)
    71,400  Ahmanson (H.F.) & Co..............................       1,571
    47,800  Citicorp..........................................       2,767
    23,800  Morgan (J.P.) & Co., Inc..........................       1,669
     9,600  Wells Fargo & Co..................................       1,730
                                                                ----------
                                                                     7,737
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                         Equity Growth Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
    FINANCIAL SERVICES (9.6%)
    15,700  Aetna Life & Casualty Co..........................  $      987
    81,100  American Express Co...............................       2,849
    37,100  Countrywide Credit Industries, Inc................         779
    12,900  Dean Witter Discover & Co.........................         606
    21,600  Federal Home Loan Mortgage Corp...................       1,485
    55,600  Federal National Mortgage Association.............       5,247
    30,200  Franklin Resources, Inc...........................       1,344
    20,100  Travelers, Inc....................................         879
                                                                ----------
                                                                    14,176
                                                                ----------
    INSURANCE (3.7%)
    60,200  Ace, Ltd..........................................       1,746
    54,000  Exel Ltd..........................................       2,808
    32,200  PartnerRe Holdings, Ltd...........................         841
                                                                ----------
                                                                     5,395
                                                                ----------
  TOTAL FINANCE...............................................      27,308
                                                                ----------
  MATERIALS (4.0%)
    CHEMICALS (1.6%)
    31,600  Hercules, Inc.....................................       1,541
     9,100  Monsanto Co.......................................         820
                                                                ----------
                                                                     2,361
                                                                ----------
    FOREST PRODUCTS & PAPER (2.4%)
    35,700  Champion International Corp.......................       1,861
    11,100  Mead Corp.........................................         659
   +45,300  Stone Container Corp..............................         963
                                                                ----------
                                                                     3,483
                                                                ----------
  TOTAL MATERIALS.............................................       5,844
                                                                ----------
  SERVICES (2.6%)
    BUSINESS SERVICES (0.5%)
   +33,800  Bell & Howell Holding Co..........................         684
                                                                ----------
    PROFESSIONAL SERVICES (0.8%)
   +28,700  CUC International, Inc............................       1,205
                                                                ----------
    TRANSPORTATION (1.3%)
   +10,800  AMR Corp..........................................         806
    18,400  Burlington Northern, Inc..........................       1,166
                                                                ----------
                                                                     1,972
                                                                ----------
  TOTAL SERVICES..............................................       3,861
                                                                ----------
  TECHNOLOGY (12.3%)
    COMPUTERS (3.6%)
   +21,950  Cabletron Systems, Inc............................       1,169
    21,100  Hewlett Packard...................................       1,572
    26,500  International Business Machines Corp..............       2,544
                                                                ----------
                                                                     5,285
                                                                ----------
    ELECTRONICS (5.1%)
   +14,400  Applied Materials, Inc............................       1,247
    24,100  Intel Corp........................................       1,526
   +26,000  LSI Logic Corp....................................       1,017
    22,700  Motorola, Inc.....................................       1,524
     9,600  Texas Instruments, Inc............................       1,285
    21,800  Watkins-Johnson Co................................         970
                                                                ----------
                                                                     7,569
                                                                ----------
                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
    SOFTWARE SERVICES (1.1%)
   +17,200  Microsoft Corp....................................  $    1,554
                                                                ----------
    TELECOMMUNICATIONS (2.5%)
   +42,200  AirTouch Communications...........................       1,203
    47,500  American Telephone & Telegraph Corp...............       2,523
                                                                ----------
                                                                     3,726
                                                                ----------
  TOTAL TECHNOLOGY............................................      18,134
                                                                ----------
TOTAL COMMON STOCKS (Cost $114,109)...........................     132,560
                                                                ----------
  NO. OF
  RIGHTS
----------
RIGHTS (0.0%)
  CONSUMER-CYCLICAL (0.0%)
    BROADCAST RADIO & TELEVISION (0.0%)
   +38,800  Viacom, Inc., expiring 7/07/95 (Cost $168)........          58
                                                                ----------
  SHARES
----------
PURCHASED OPTION (0.0%)
  CONSUMER STAPLES (0.0%)
    BEVERAGES & TOBACCO (0.0%)
    75,000  Philip Morris Cos., Inc., expiring 7/22/95, strike
              price $70 (Cost $30)............................          14
                                                                ----------
   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (8.2%)
  REPURCHASE AGREEMENT (8.2%)
$   11,941  Goldman Sachs, 6.05%, dated 6/30/95, due 7/03/95,
              to be repurchased at $11,947, collateralized by
              $7,690 United States Treasury Bonds 13.875%, due
              5/15/11, valued at $12,260 (Cost $11,941).......      11,941
                                                                ----------
TOTAL INVESTMENTS (98.5%) (Cost $126,248).....................     144,573
                                                                ----------
OTHER ASSETS (2.4%)
  Cash............................................  $        1
  Receivable for Investments Sold.................       3,336
  Dividends Receivable............................         248
  Interest Receivable.............................           2
  Other...........................................           5       3,592
                                                    ----------
LIABILITIES (-0.9%)
  Payable for Investments Purchased...............      (1,108)
  Investment Advisory Fees Payable................        (160)
  Payable for Portfolio Shares Redeemed...........         (72)
  Administrative Fees Payable.....................         (18)
  Custodian Fees Payable..........................          (6)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (27)     (1,392)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  146,773
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 10,362,996 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $14.16
                                                                ----------
                                                                ----------

------------------------------------------------------------
+ -- Non-income producing securities

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Equity Growth Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE SMALL CAP VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (95.6%)
  AEROSPACE (3.6%)
    35,000  AAR Corp..........................................  $      626
    18,000  Thiokol Corp......................................         545
    85,300  United Industrial Corp............................         608
                                                                ----------
                                                                     1,779
                                                                ----------
  BANKING (10.0%)
    21,450  First Security Corp. (Delaware)...................         601
    25,000  Green Point Financial Corp........................         591
    18,600  Onbancorp, Inc....................................         528
    33,000  Peoples Heritage Financial Group, Inc.............         495
    16,000  Standard Federal Bank.............................         538
    26,610  Summit Bancorp., Inc..............................         565
    12,400  Union Bank of San Francisco.......................         524
    20,000  Union Planters Corp...............................         535
    21,000  Washington Mutual, Inc............................         492
                                                                ----------
                                                                     4,869
                                                                ----------
  BUILDING (3.1%)
    12,300  Ameron, Inc. (Delaware)...........................         446
    38,800  Gilbert Associates, Inc., Class A.................         504
    24,500  Pratt & Lambert, Inc..............................         573
                                                                ----------
                                                                     1,523
                                                                ----------
  CAPITAL GOODS (3.1%)
    21,403  Binks Manufacturing Co............................         543
    30,200  Cascade Corp......................................         483
    21,600  Starret (L.S.) Co., Class A.......................         489
                                                                ----------
                                                                     1,515
                                                                ----------
  CHEMICALS (4.0%)
    30,720  Aceto Corp........................................         453
    23,400  Dexter Corp.......................................         553
    22,000  Learonal, Inc.....................................         465
    29,800  Quaker Chemical Corp..............................         484
                                                                ----------
                                                                     1,955
                                                                ----------
  COMMUNICATIONS (1.1%)
    28,200  Comsat Corp.......................................         553
                                                                ----------
  CONSUMER-DURABLES (2.8%)
    21,200  Arvin Industries, Inc.............................         474
    30,298  Knape & Vogt Manufacturing Co.....................         454
    31,300  Oneida Ltd........................................         462
                                                                ----------
                                                                     1,390
                                                                ----------
  CONSUMER-RETAIL (6.3%)
    28,800  CPI Corp..........................................         551
    +5,360  Dave & Busters, Inc...............................         107
    41,900  Deb Shops, Inc....................................         136
    26,800  Edison Brothers Stores, Inc.......................         322
    21,700  Guilford Mills, Inc...............................         529
    44,000  Ross Stores, Inc..................................         517
    13,100  Springs Industries, Inc., Class A.................         488
    40,600  Venture Stores, Inc...............................         401
                                                                ----------
                                                                     3,051
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
  CONSUMER-STAPLES (4.3%)
    14,802  Block Drug Co., Inc., Class A.....................  $      500
    30,400  Coors (Adolph), Inc., Class B.....................         498
    25,900  International Multifoods Corp.....................         583
    31,400  Nash Finch Co.....................................         510
                                                                ----------
                                                                     2,091
                                                                ----------
  ENERGY (2.3%)
    21,000  Diamond Shamrock, Inc.............................         541
    22,900  Ultramar Corp.....................................         578
                                                                ----------
                                                                     1,119
                                                                ----------
  FINANCIAL-DIVERSIFIED (3.1%)
    14,900  Finova Group, Inc.................................         521
    10,100  GATX Corp.........................................         476
    33,000  Manufactured Home Communities, Inc................         507
                                                                ----------
                                                                     1,504
                                                                ----------
  HEALTH CARE (4.2%)
    18,500  Beckman Instruments, Inc..........................         516
    31,500  Bindley Western Industries........................         500
    73,700  Kinetic Concepts, Inc.............................         525
    26,000  United Wisconsin Services, Inc....................         520
                                                                ----------
                                                                     2,061
                                                                ----------
  INDUSTRIAL (6.1%)
    17,200  American Filtrona Corp............................         507
    11,400  Barnes Group, Inc.................................         459
    40,700  GenCorp, Inc......................................         438
    44,500  Kaman Corp., Class A..............................         567
    34,900  Zero Corp. (Delaware).............................         523
    24,300  Zurn Industries, Inc..............................         486
                                                                ----------
                                                                     2,980
                                                                ----------
  INSURANCE (5.5%)
    16,200  Argonaut Group, Inc...............................         514
    30,000  Enhance Financial Services Group, Inc.............         581
    19,500  Provident Life & Accident Co. of America, Class
              B...............................................         453
    17,700  Selective Insurance Group, Inc....................         584
    13,300  USLife Corp.......................................         535
                                                                ----------
                                                                     2,667
                                                                ----------
  METALS (2.4%)
     8,700  Carpenter Technology Corp.........................         593
    14,400  Cleveland-Cliffs Iron Co..........................         554
                                                                ----------
                                                                     1,147
                                                                ----------
  PAPER & PACKAGING (3.0%)
    15,500  Ball Corp.........................................         541
    11,400  Potlatch Corp.....................................         476
    25,500  Sealright Co., Inc................................         427
                                                                ----------
                                                                     1,444
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                   144 - 152)

--------------------------------------------------------------------------------
                                                Small Cap Value Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE SMALL CAP VALUE EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
  SERVICES (11.4%)
    23,200  ABM Industries, Inc...............................  $      536
    21,200  Angelica Corp.....................................         530
    27,000  Bowne & Co........................................         462
    30,700  Cross (A.T.) Co., Class A.........................         457
    43,000  Handleman Co......................................         414
    52,000  Jackpot Enterprises, Inc..........................         527
    18,400  National Service Industries, Inc..................         531
    25,900  New England Business Services, Inc................         512
    55,400  Piccadilly Cafeterias, Inc........................         485
    35,500  Russ Berrie & Co., Inc............................         493
    16,100  Wallace Computer Services, Inc....................         618
                                                                ----------
                                                                     5,565
                                                                ----------
  TECHNOLOGY (10.2%)
    28,000  Augat, Inc........................................         574
    11,500  Avnet, Inc........................................         556
    48,000  Core Industries, Inc..............................         516
    21,800  Cubic Corp........................................         490
    33,700  Gerber Scientific, Inc............................         564
    19,900  Joslyn Corp.......................................         522
    20,900  MTS Systems Corp..................................         564
    30,500  National Computer Systems, Inc....................         633
    27,000  Scitex Corp. Ltd..................................         581
                                                                ----------
                                                                     5,000
                                                                ----------
  TRANSPORTATION (2.1%)
    22,800  Overseas Shipholding Group, Inc...................         473
    24,600  SkyWest, Inc......................................         557
                                                                ----------
                                                                     1,030
                                                                ----------
  UTILITIES (7.0%)
    18,700  Central Hudson Gas & Electric.....................         505
    13,300  Commonwealth Energy Systems Cos...................         502
    15,000  Eastern Enterprises...............................         448
    25,900  Oneok, Inc........................................         554
    13,700  Orange & Rockland Utilities, Inc..................         462
    13,500  SJW Corp..........................................         484
    28,500  Washington Water Power Co.........................         456
                                                                ----------
                                                                     3,411
                                                                ----------
TOTAL COMMON STOCKS (Cost $43,469)............................      46,654
                                                                ----------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
SHORT-TERM INVESTMENT (4.4%)
  REPURCHASE AGREEMENT (4.4%)
$   2,168   U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $2,169, collateralized by
              $2,250 United States Treasury Bills, due
              7/27/95, valued at $2,241 (Cost $2,168).........  $    2,168
                                                                ----------
TOTAL INVESTMENTS (100.0%) (Cost $45,637).....................      48,822
                                                                ----------

OTHER ASSETS (0.2%)
  Cash............................................  $        1
  Dividends Receivable............................          88
  Other...........................................           3          92
                                                    ----------
LIABILITIES (-0.2%)
  Investment Advisory Fees Payable................         (63)
  Administrative Fees Payable.....................          (7)
  Custodian Fees Payable..........................          (5)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (26)       (102)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $   48,812
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 4,239,197 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $11.51
                                                                ----------
                                                                ----------

------------------------------------------------------------
+ -- Non-income producing security

The accompanying notes are an integral part of the financial statements. (Pages
                                   144 - 152)

--------------------------------------------------------------------------------
Small Cap Value Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE U.S. REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (97.1%)
  APARTMENT (28.4%)
    44,200  Associated Estates Realty Corp....................  $      934
    45,700  Avalon Properties, Inc............................         908
    82,600  Bay Apartment Communities, Inc....................       1,611
    66,500  Equity Residential Properties Trust...............       1,854
    56,600  Evans Withycombe Residential, Inc.................       1,153
    53,100  Home Properties of New York, Inc..................         936
    63,400  Irvine Apartment Communities, Inc.................       1,094
    60,000  Walden Residential Properties, Inc................       1,102
    76,000  Wellsford Residential Property Trust..............       1,729
                                                                ----------
                                                                    11,321
                                                                ----------
  LAND (1.1%)
   +66,500  Atlantic Gulf Communities Corp....................         432
                                                                ----------
  LODGING/LEISURE (4.7%)
   +98,600  Host Marriot Corp.................................       1,048
    36,000  Starwood Lodging Trust............................         846
                                                                ----------
                                                                     1,894
                                                                ----------
  MANUFACTURED HOME (6.6%)
    20,000  Chateau Properties, Inc...........................         418
    60,300  ROC Communities, Inc..............................       1,334
    36,200  Sun Communities, Inc..............................         905
                                                                ----------
                                                                     2,657
                                                                ----------
  OFFICE AND INDUSTRIAL (25.9%)
    INDUSTRIAL (0.4%)
     7,500  First Industrial Realty Trust, Inc................         154
                                                                ----------
    OFFICE (9.9%)
    64,400  Beacon Properties Corp. ..........................       1,280
    44,400  Cali Realty Corp..................................         860
    73,100  Carr Realty Corp..................................       1,261
   +64,900  Koger Equity, Inc.................................         568
                                                                ----------
                                                                     3,969
                                                                ----------
    OFFICE AND INDUSTRIAL (15.6%)
    75,700  Bedford Property Investors, Inc. .................         435
    60,100  Duke Realty Investments, Inc. ....................       1,698
    71,400  Liberty Property Trust ...........................       1,401
    31,500  Reckson Associates Realty Corp. ..................         764
    86,400  Spieker Properties, Inc. .........................       1,933
                                                                ----------
                                                                     6,231
                                                                ----------
  TOTAL OFFICE AND INDUSTRIAL.................................      10,354
                                                                ----------
  SELF STORAGE (4.2%)
   102,000  Storage Equities, Inc.............................       1,670
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------

  SHOPPING CENTER (26.2%)
    FACTORY OUTLET CENTER (1.4%)
    20,800  Chelsea GCA Realty, Inc...........................  $      561
                                                                ----------
    REGIONAL MALL (17.0%)
    50,000  CBL & Associates Properties, Inc..................         994
    99,700  Crown American Realty Trust.......................       1,259
    93,400  DeBartolo Realty Corp.............................       1,366
    76,200  Glimcher Realty Trust.............................       1,581
    79,500  Macerich Co.......................................       1,560
                                                                ----------
                                                                     6,760
                                                                ----------
    STRIP CENTER (7.8%)
    98,200  Alexander Haagen Properties, Inc..................       1,129
    29,800  Developers Diversified Realty Corp................         857
    37,900  Price REIT, Inc., Series B........................       1,132
                                                                ----------
                                                                     3,118
                                                                ----------
  TOTAL SHOPPING CENTER.......................................      10,439
                                                                ----------
TOTAL COMMON STOCKS (Cost $37,467)............................      38,767
                                                                ----------

   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (4.4%)
  REPURCHASE AGREEMENT (4.4%)
$   1,749   U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $1,750, collateralized by
              $1,820 United States Treasury Bills, due
              7/27/95, valued at $1,813 (Cost $1,749).........       1,749
                                                                ----------
TOTAL INVESTMENTS (101.5%) (Cost $39,216).....................      40,516
                                                                ----------

OTHER ASSETS (4.1%)
  Receivable for Portfolio Shares Sold............  $    1,000
  Receivable for Investments Sold.................         347
  Dividends Receivable............................         285
  Other...........................................           1       1,633
                                                    ----------
LIABILITIES (-5.6%)
  Payable for Investments Purchased...............      (2,185)
  Investment Advisory Fees Payable................         (11)
  Administrative Fees Payable.....................          (4)
  Custodian Fees Payable..........................          (3)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (25)     (2,229)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $   39,920
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 3,684,831 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $10.83
                                                                ----------
                                                                ----------
------------------------------------------------------------
+ -- Non-income producing securities

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
U.S. Real Estate Portfolio

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (96.8%)
  AEROSPACE (2.4%)
    33,100  United Technologies Corp..........................  $    2,586
                                                                ----------
  BANKING (9.5%)
    35,450  BankAmerica Corp..................................       1,866
    32,700  Bankers Trust (New York) Corp.....................       2,027
    43,100  Chemical Banking Corp.............................       2,037
    61,900  First of America Bank Corp........................       2,298
    48,150  Mellon Bank Corp..................................       2,004
                                                                ----------
                                                                    10,232
                                                                ----------
  CAPITAL GOODS (1.9%)
    24,100  Deere & Co........................................       2,064
                                                                ----------
  CHEMICALS (3.9%)
    34,675  Eastman Chemical Co...............................       2,063
    24,400  Monsanto Co.......................................       2,199
                                                                ----------
                                                                     4,262
                                                                ----------
  COMMUNICATIONS (7.3%)
    50,200  NYNEX Corp........................................       2,020
    44,100  SBC Communications, Inc...........................       2,100
    68,900  Sprint Corp.......................................       2,317
    35,600  U.S. West, Inc....................................       1,482
                                                                ----------
                                                                     7,919
                                                                ----------
  CONSUMER-DURABLES (3.8%)
    72,500  Ford Motor Co.....................................       2,157
    41,400  General Motors Corp...............................       1,941
                                                                ----------
                                                                     4,098
                                                                ----------
  CONSUMER-RETAIL (5.9%)
   157,200  Kmart Corp........................................       2,299
    33,500  V.F. Corp.........................................       1,801
   153,400  Woolworth Corp....................................       2,320
                                                                ----------
                                                                     6,420
                                                                ----------
  CONSUMER-SERVICE & GROWTH (6.1%)
    72,600  Deluxe Corp.......................................       2,405
    33,500  Eastman Kodak Co..................................       2,031
    99,700  Ogden Corp........................................       2,181
                                                                ----------
                                                                     6,617
                                                                ----------
  CONSUMER-STAPLES (8.6%)
    53,400  American Brands, Inc..............................       2,123
    36,800  Anheuser Busch Cos., Inc..........................       2,093
    16,500  CPC International, Inc............................       1,019
    93,600  Fleming Cos., Inc.................................       2,480
    36,900  Heinz (H.J.) Co...................................       1,637
                                                                ----------
                                                                     9,352
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------

  ENERGY (6.7%)
    65,300  Ashland Oil, Inc..................................  $    2,293
    15,550  Mobil Corp........................................       1,493
    12,150  Royal Dutch Petroleum Co..........................       1,481
    30,750  Texaco, Inc.......................................       2,018
                                                                ----------
                                                                     7,285
                                                                ----------
  FINANCIAL-DIVERSIFIED (2.1%)
    47,450  Student Loan Marketing Association................       2,224
                                                                ----------
  HEALTH CARE (8.4%)
    58,000  Bausch & Lomb, Inc................................       2,407
    58,600  Baxter International, Inc.........................       2,132
    31,500  Bristol-Myers Squibb Co...........................       2,146
    63,400  Upjohn Co.........................................       2,401
                                                                ----------
                                                                     9,086
                                                                ----------
  INDUSTRIAL (4.1%)
   120,900  Hanson plc ADR....................................       2,131
    47,700  Rockwell International Corp.......................       2,182
     5,565  U.S. Industries, Inc..............................          76
                                                                ----------
                                                                     4,389
                                                                ----------
  INSURANCE (5.8%)
    64,100  American General Corp.............................       2,163
    55,700  Aon Corp..........................................       2,075
    41,900  St. Paul Cos., Inc................................       2,064
                                                                ----------
                                                                     6,302
                                                                ----------
  METALS (2.5%)
    45,300  Phelps Dodge Corp.................................       2,673
                                                                ----------
  TECHNOLOGY (4.2%)
    48,500  Apple Computer, Inc...............................       2,252
    43,200  Harris Corp.......................................       2,230
                                                                ----------
                                                                     4,482
                                                                ----------
  TRANSPORTATION (4.1%)
    34,600  Burlington Northern, Inc..........................       2,193
    92,500  Ryder System, Inc.................................       2,208
                                                                ----------
                                                                     4,401
                                                                ----------
  UTILITIES (9.5%)
    84,500  General Public Utilities Corp.....................       2,514
    76,600  Northern Indiana Public Service Co................       2,604
   109,800  Pinnacle West Capital Corp........................       2,690
    70,400  Texas Utilities Co................................       2,420
                                                                ----------
                                                                    10,228
                                                                ----------
TOTAL COMMON STOCKS (Cost $95,661)............................     104,620
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                          Value Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE VALUE EQUITY PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
SHORT-TERM INVESTMENT (7.8%)
  REPURCHASE AGREEMENT (7.8%)
$   8,386   U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $8,390, collateralized by
              $8,685 United States Treasury Bills, due
              7/27/95, valued at $8,651 (Cost $8,386).........  $    8,386
                                                                ----------
TOTAL INVESTMENTS (104.6%) (Cost $104,047)....................     113,006
                                                                ----------

OTHER ASSETS (0.6%)
  Cash............................................  $        1
  Receivable for Investments Sold.................         407
  Dividends Receivable............................         267
  Interest Receivable.............................           1
  Other...........................................           5         681
                                                    ----------
LIABILITIES (-5.2%)
  Payable for Investments Purchased...............      (5,448)
  Investment Advisory Fees Payable................         (90)
  Payable for Portfolio Shares Redeemed...........         (17)
  Administrative Fees Payable.....................         (13)
  Custodian Fees Payable..........................          (5)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (33)     (5,607)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  108,080
                                                                ----------
                                                                ----------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 8,274,269 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $13.06

------------------------------------------------------------
ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Value Equity Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
COMMON STOCKS (48.3%)
  AEROSPACE (1.2%)
     3,300  United Technologies Corp..........................  $      258
                                                                ----------
  BANKING (4.8%)
     3,700  BankAmerica Corp..................................         195
     3,400  Bankers Trust (New York) Corp.....................         211
     4,300  Chemical Banking Corp.............................         203
     6,100  First of America Bank Corp........................         226
     4,700  Mellon Bank Corp..................................         196
                                                                ----------
                                                                     1,031
                                                                ----------
  CAPITAL GOODS (0.9%)
     2,300  Deere & Co........................................         197
                                                                ----------
  CHEMICALS (1.9%)
     3,425  Eastman Chemical Co...............................         204
     2,300  Monsanto Co.......................................         207
                                                                ----------
                                                                       411
                                                                ----------
  COMMUNICATIONS (4.2%)
     5,500  NYNEX Corp........................................         221
     5,000  SBC Communications, Inc...........................         238
     7,200  Sprint Corp.......................................         242
     4,700  U.S. West, Inc....................................         196
                                                                ----------
                                                                       897
                                                                ----------
  CONSUMER -- DURABLES (2.0%)
     7,300  Ford Motor Co.....................................         217
     4,300  General Motors Corp...............................         202
                                                                ----------
                                                                       419
                                                                ----------
  CONSUMER -- RETAIL (3.1%)
    17,100  Kmart Corp........................................         250
     3,200  V.F. Corp.........................................         172
    15,300  Woolworth Corp....................................         231
                                                                ----------
                                                                       653
                                                                ----------
  CONSUMER -- SERVICE & GROWTH (3.1%)
     7,100  Deluxe Corp.......................................         235
     3,400  Eastman Kodak Co..................................         206
     9,600  Ogden Corp........................................         210
                                                                ----------
                                                                       651
                                                                ----------
  CONSUMER -- STAPLES (4.3%)
     5,500  American Brands, Inc..............................         219
     3,500  Anheuser Busch Cos., Inc..........................         199
     1,700  CPC International, Inc............................         105
     9,400  Fleming Cos., Inc.................................         249
     3,400  Heinz (H.J.) Co...................................         151
                                                                ----------
                                                                       923
                                                                ----------

                                                                  VALUE
  SHARES                                                          (000)
------------------------------------------------------------
  ENERGY (3.3%)
     6,400  Ashland, Inc......................................  $      225
     1,350  Mobil Corp........................................         130
     1,250  Royal Dutch Petroleum Co..........................         152
     3,000  Texaco, Inc.......................................         197
                                                                ----------
                                                                       704
                                                                ----------
  FINANCIAL -- DIVERSIFIED (1.1%)
     5,100  Student Loan Marketing Association................         239
                                                                ----------
  HEALTH CARE (3.7%)
     5,800  Bausch & Lomb, Inc................................         241
     5,100  Baxter International, Inc.........................         185
     2,200  Bristol-Myers Squibb Co...........................         150
     5,300  Upjohn Co.........................................         201
                                                                ----------
                                                                       777
                                                                ----------
  INDUSTRIAL (2.0%)
    12,400  Hanson plc ADR....................................         218
     4,400  Rockwell International Corp.......................         201
       565  U.S. Industries, Inc..............................           8
                                                                ----------
                                                                       427
                                                                ----------
  INSURANCE (2.7%)
     5,900  American General Corp.............................         199
     5,300  Aon Corp..........................................         198
     3,800  St. Paul Cos., Inc................................         187
                                                                ----------
                                                                       584
                                                                ----------
  METALS (1.2%)
     4,300  Phelps Dodge Corp.................................         254
                                                                ----------
  TECHNOLOGY (2.1%)
     4,900  Apple Computer, Inc...............................         228
     4,200  Harris Corp.......................................         217
                                                                ----------
                                                                       445
                                                                ----------
  TRANSPORTATION (2.0%)
     3,400  Burlington Northern, Inc..........................         215
     9,200  Ryder System, Inc.................................         220
                                                                ----------
                                                                       435
                                                                ----------
  UTILITIES (4.7%)
     7,700  General Public Utilities Corp.....................         229
     7,500  Northern Indiana Public Service Co................         255
    11,100  Pinnacle West Capital Corp........................         272
     7,050  Texas Utilities Co................................         242
                                                                ----------
                                                                       998
                                                                ----------
TOTAL COMMON STOCKS (Cost $8,984).............................      10,303
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                              Balanced Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE BALANCED PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
FIXED INCOME SECURITIES (46.5%)
  US TREASURY NOTES (46.5%)
$   4,875   8.25%, 7/15/98....................................  $    5,187
    4,803   5.50%, 4/15/00....................................       4,710
                                                                ----------
TOTAL FIXED INCOME SECURITIES (Cost $9,840)...................       9,897
                                                                ----------
SHORT-TERM INVESTMENT (4.5%)
  REPURCHASE AGREEMENT (4.5%)
      968   U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $968, collateralized by $1,010
              United States Treasury Bills, due 7/27/95,
              valued at $1,006 (Cost $968)....................         968
                                                                ----------
TOTAL INVESTMENTS (99.3%) (Cost $19,792)......................      21,168
                                                                ----------

OTHER ASSETS (1.4%)
  Interest Receivable.............................  $      241
  Dividends Receivable............................          28
  Receivable for Investments Sold.................          27
  Receivable from Investment Adviser..............           1
  Other...........................................           1         298
                                                         -----
LIABILITIES (-0.7%)
  Payable for Investments Purchased...............        (104)
  Payable for Portfolio Shares Redeemed...........         (20)
  Custodian Fees Payable..........................          (3)
  Administrative Fees Payable.....................          (3)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (22)       (153)
                                                         -----  ----------
NET ASSETS (100%).............................................  $   21,313
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 2,189,455 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................       $9.73
                                                                ----------
                                                                ----------
------------------------------------------------------------
ADR -- American Depositary Receipt

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Balanced Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS DEBT PORTFOLIO

--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
DEBT INSTRUMENTS (89.2%)
  ALGERIA (1.3%)
    LOAN AGREEMENTS (1.3%)
$     5,788 Algeria Refinanced Loan Agreements, Tranche A,
              (Floating Rate), 8.313%, 3/04/00................  $    2,315
                                                                ----------
  ARGENTINA (6.2%)
    BONDS (6.2%)
$    13,000 Republic of Argentina Discount Bonds, (Floating
              Rate), 7.313%, 3/31/23..........................       7,508
     5,295  Republic of Argentina, Series L, "Euro" (Floating
              Rate), 7.313%, 3/31/05..........................       3,263
       500  Republic of Argentina, Series L, (Floating Rate),
              7.313%, 3/31/05.................................         308
                                                                ----------
                                                                    11,079
                                                                ----------
  BRAZIL (21.5%)
    BONDS (21.5%)
$     1,600 Federative Republic of Brazil Debt Conversion
              Bonds, Series L, (Floating Rate), 7.313%,
              4/15/12.........................................         832
     7,750  Federative Republic of Brazil EI Bonds, (Floating
              Rate), 7.25%, 4/15/06...........................       4,640
    12,200  Federative Republic of Brazil New Money Bonds,
              Series L, (Floating Rate), 7.313%, 4/15/09......       6,573
    11,000  Federative Republic of Brazil Par Bond, Series
              YL3, 4.00%, 4/15/24.............................       4,909
    40,170  Federative Republic of Brazil, Series C,
              "Euro" (Floating Rate), 4.00%, 4/15/14..........      19,834
     3,615  Federative Republic of Brazil, Series C, (Floating
              Rate), 4.00%, 4/15/14...........................       1,785
                                                                ----------
                                                                    38,573
                                                                ----------
  BULGARIA (5.5%)
    BONDS (5.5%)
$       491 Bulgaria Discount, Series A, "Euro" (Floating
              Rate), 7.563%, 7/28/24..........................         245
       762  Bulgaria Discount, Series B, (Floating Rate),
              8.063%, 7/28/24.................................         380
     7,750  Bulgaria Front Loaded Interest Reduction Bond,
              Series A, (Floating Rate), 2.00%, 7/28/12.......       1,996
    14,000  Bulgaria Interest Arrears Bonds, "Euro", (Floating
              Rate), 7.563%, 7/28/11..........................       5,915
     2,983  Bulgaria Interest Arrears Bonds, (Floating Rate),
              7.563%, 7/28/11.................................       1,260
                                                                ----------
                                                                     9,796
                                                                ----------
  ECUADOR (6.6%)
    BONDS (6.6%)
$    12,000 Republic of Ecuador Discount Bonds,
              "Euro" (Floating Rate), 7.25%, 2/28/25..........       5,970
       181  Republic of Ecuador Discount Bonds, (Floating
              Rate), 7.25%, 2/28/25...........................          90
       824  Republic of Ecuador IE Bonds, (Floating Rate),
              6.75%, 12/21/04.................................         486

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------

$   10,000  Republic of Ecuador Par Fund "Euro", (Floating
              Rate), 3.00%, 2/28/25...........................  $    3,250
     6,407  Republic of Ecuador PDI Bonds, (Floating Rate),
              7.25%, 2/27/15..................................       2,130
                                                                ----------
                                                                    11,926
                                                                ----------
  MEXICO (17.3%)
    LOAN AGREEMENTS (2.0%)
$     5,000 United Mexican States Old New Money Loans,
              (Floating Rate), 7.263%, 3/20/05................       3,509
                                                                ----------
    BILLS (2.6%)
MP  13,125  Mexican Cetes, Zero Coupon, 8/24/95...............       1,973
     5,513  Mexican Cetes, Zero Coupon, 8/31/95...............         823
     6,426  Mexican Cetes, Zero Coupon, 9/07/95...............         951
     7,298  Mexican Cetes, Zero Coupon, 2/22/96...............         915
                                                                ----------
                                                                     4,662
                                                                ----------
    BONDS (12.7%)
$   10,000  Banco Nacional de Comercio 7.25%, 2/02/04.........       7,200
     3,000  CFE (Petacalco Topolo) 8.125%, 12/15/03...........       2,130
     5,000  Mexican Discount Bond Series A, (Floating Rate),
              7.219%, 12/31/19 (Value Recovery Rights
              Attached).......................................       3,569
    14,700  Petro Mexicanos, 8.625%, 12/01/23.................       9,978
                                                                ----------
                                                                    22,877
                                                                ----------
                                                                    31,048
                                                                ----------
  MOROCCO (2.6%)
    LOAN AGREEMENTS (2.6%)
$   #8,000  Morocco Restructuring and Consolidating Agreement,
              Tranche A, (Floating Rate), 7.375%, 1/01/09
              (Participation: Chase Manhattan Bank, JP Morgan,
              Lehman Brothers, Goldman Sachs, Salomon
              Brothers).......................................       4,710
                                                                ----------
  NIGERIA (6.6%)
    BONDS (6.6%)
$    24,500 Central Bank of Nigeria Par Bonds, (Floating
              Rate), 6.25%, 11/15/20 (Warrants Attached)......      10,841
     2,750  Nigeria Promissory Note 4.207%, 1/05/10...........         935
    +++250  Nigeria Promissory Note 4.207%, 1/05/10...........          85
                                                                ----------
                                                                    11,861
                                                                ----------
  PANAMA (7.1%)
    LOAN AGREEMENTS (5.4%)
$  ++16,013 Republic of Panama Refinanced Loan Agreement,
              (Floating Rate).................................       8,166
  d++2,800  Republic of Panama Unstructured Loans (Floating
              Rate)...........................................       1,428
                                                                ----------
                                                                     9,594
                                                                ----------
    BONDS (1.7%)
     4,000  Republic of Panama, (Floating Rate) 7.25%,
              5/10/02.........................................       3,080
                                                                ----------
                                                                    12,674
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                 Emerging Markets Debt Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE EMERGING MARKETS DEBT PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
  PERU (1.6%)
    LOAN AGREEMENTS (1.6%)
$   ++5,000 Republic of Peru, Non-Citibank Agreement (Floating
              Rate)...........................................  $    2,900
                                                                ----------
  POLAND (0.9%)
    BONDS (0.9%)
$     2,644 Republic of Poland Interest Arrears PDI Bonds,
              3.25%, 10/27/14.................................       1,583
                                                                ----------
  RUSSIA (11.8%)
    LOAN AGREEMENTS (11.8%)
$  ++65,150 Bank for Foreign Economic Affairs, (Floating
              Rate)...........................................      21,175
                                                                ----------
  VENEZUELA (0.2%)
    BONDS (0.2%)
$       841 Republic of Venezuela, Discount Bonds, Series A,
              (Floating Rate), 7.188%, 3/31/20 (Oil Warrants
              Attached).......................................         439
        56  Republic of Venezuela, Discount Bond, Series B,
              (Floating Rate), 6.938%, 3/31/20 (Oil Warrants
              Attached).......................................          29
                                                                ----------
                                                                       468
                                                                ----------
TOTAL DEBT INSTRUMENTS (Cost $156,101)........................     160,108
                                                                ----------
  NO. OF
 WARRANTS
----------
WARRANTS (1.3%)
  BRAZIL (1.3%)
    +3,000  Minas Gerais 8.25%, expiring 2/10/00 (Cost
              $2,115).........................................       2,340
                                                                ----------
   FACE
  AMOUNT
  (000)
----------
SHORT-TERM INVESTMENT (2.8%)
  REPURCHASE AGREEMENT (2.8%)
$     4,997 U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
              be repurchased at $4,999, collateralized by
              $5,180 United States Treasury Bills, due
              7/27/95, valued at $5,160 (Cost $4,997).........       4,997
                                                                ----------
TOTAL INVESTMENTS (93.3%) (Cost $163,213).....................     167,445
                                                                ----------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
OTHER ASSETS (22.1%)
  Cash............................................  $      284
  Receivable for Investments Sold.................      28,035
  Receivable for Portfolio Shares Sold............       7,362
  Interest Receivable.............................       4,053
  Other...........................................           7  $   39,741
                                                    ----------
LIABILITIES (-15.4%)
  Payable for Investments Purchased...............     (26,817)
  Investment Advisory Fees Payable................        (467)
  Custodian Fees Payable..........................        (145)
  Written Options Outstanding, at Value (premiums         (129)
   received $87)..................................
  Administrative Fees Payable.....................         (24)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (60)    (27,643)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  179,543
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 19,902,357 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................       $9.02
                                                                ----------
                                                                ----------

------------------------------------------------------------
+  -- Non-income producing security
++ -- Non-income producing securities -- in default
+++ -- Security is subject to delayed delivery -- See Note A-6 d -- Terms of loan agreement not final at June 30, 1995.
# -- Participation interests were acquired through the financial institutions listed parenthetically. All other loan agreements are assignments. See Note A-7
MP -- Mexican New Peso

Floating Rate Securities. Interest rate changes on these instruments are based on changes in a designated base rate.

------------------------------------------------------------
   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
WRITTEN CALL OPTIONS (NOTE A-9)
  ARGENTINA
    CALL OPTIONS
     4,000  Argentina Floating Rate Bond, 7.313%, 3/31/05,
              strike price $59, expiring 7/14/95 (Premiums
              $87)............................................  $     129
                                                                    -----
                                                                    -----

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Emerging Markets Debt Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
FIXED INCOME SECURITIES (99.4%)
  US GOVERNMENT AND AGENCY OBLIGATIONS (60.4%)
    US Treasury Bonds (2.6%)
$    4,000  7.50%, 11/15/16...................................  $    4,355
                                                                ----------
    US Treasury Notes (19.1%)
    17,000  8.25%, 7/15/98....................................      18,089
     5,000  6.25%, 5/31/00....................................       5,053
     8,000  7.25%, 8/15/04....................................       8,549
                                                                ----------
                                                                    31,691
                                                                ----------
    Federal Home Loan Mortgage Corporation (11.7%)
        17  13.00%, 9/01/10...................................          19
    18,601  9.00%, 11/01/24 - 2/01/25.........................      19,386
                                                                ----------
                                                                    19,405
                                                                ----------
    Government National Mortgage Association (27.0%)
         9  11.00%, 12/15/15..................................          10
        18  10.00%, 5/15/19...................................          19
     8,074  6.00%, 2/15/24....................................       7,549
     7,457  8.00%, 3/15/24....................................       7,634
    20,022  7.00%, 5/15/24....................................      19,703
     9,690  7.50%, 1/20/25....................................       9,927
                                                                ----------
                                                                    44,842
                                                                ----------
  TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS..................     100,293
                                                                ----------
  FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS (8.6%)
     5,000  Hydro Quebec 8.05%, 7/07/24.......................       5,465
    10,000  Republic of Italy 6.875%, 9/27/23.................       8,876
                                                                ----------
  TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS.............      14,341
                                                                ----------
  CORPORATE BONDS AND NOTES (24.3%)
    FINANCE (18.0%)
     7,000  CCP Insurance 10.50%, 12/15/04....................       7,399
     7,500  Farmers Insurance 8.625%, 5/01/24.................       7,247
     5,000  Ford Motor Credit Co. 5.625%, 3/03/97.............       4,947
     5,000  General Motors Acceptance Corp. 7.375%, 6/22/00...       5,131
     5,000  Goldman Sachs Group 7.80%, 7/15/02................       5,181
                                                                ----------
                                                                    29,905
                                                                ----------
    METALS (3.2%)
     5,000  USX Corp. 9.125%, 1/15/13.........................       5,301
                                                                ----------
    SERVICES (3.1%)
     5,000  News America Holdings, Inc. 7.50%, 3/01/00........       5,120
                                                                ----------
  TOTAL CORPORATE BONDS AND NOTES.............................      40,326
                                                                ----------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
  ASSET BACKED SECURITIES (6.1%)
$       16  Case Equipment Loan Trust, 92-A 5.40%, 6/15/98....  $       16
        32  Federal Home Loan Mortgage Corp., REMIC 16-B
              10.00%, 10/15/19................................          33
        22  Federal National Mortgage Association REMIC 92-59F
              6.494%, 8/25/06.................................          22
       100  Ford Credit Auto Loan Master Trust, 92-1A 6.875%,
              1/15/99.........................................         101
        15  General Motors Acceptance Corp. Trust, 92-DA
              5.55%, 5/15/97..................................          14
     4,587  Resolution Trust Corp. 9.00%, 3/25/17.............       4,794
     5,000  Standard Credit Card Trust 6.75%, 6/07/00.........       5,059
                                                                ----------
  TOTAL ASSET BACKED SECURITIES...............................      10,039
                                                                ----------
TOTAL FIXED INCOME SECURITIES (Cost $157,764).................     164,999
                                                                ----------
SHORT-TERM INVESTMENT (0.9%)
  REPURCHASE AGREEMENT (0.9%)
     1,480  Goldman Sachs 6.05%, dated 6/30/95, due 7/03/95,
              to be repurchased at $1,481, collateralized by
              $960 United States Treasury Bonds, 12.50%, due
              8/15/14, valued at $1,523 (Cost $1,480).........       1,480
                                                                ----------
TOTAL INVESTMENTS (100.3%) (Cost $159,244)....................     166,479
                                                                ----------

OTHER ASSETS (1.6%)
  Interest Receivable.............................  $    2,637
  Other...........................................          15       2,652
                                                    ----------
LIABILITIES (-1.9%)
  Payable to Custodian............................      (2,962)
  Investment Advisory Fees Payable................         (81)
  Administrative Fees Payable.....................         (28)
  Payable for Portfolio Shares Redeemed...........          (8)
  Custodian Fees Payable..........................          (6)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (27)     (3,113)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  166,018
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 15,751,671 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $10.54
                                                                ----------
                                                                ----------

------------------------------------------------------------
REMIC -- Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                          Fixed Income Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE GLOBAL FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
   (000)                                                          (000)
------------------------------------------------------------
FIXED INCOME SECURITIES (96.6%)
  AUSTRALIAN DOLLAR (2.8%)
    GOVERNMENT BONDS (2.8%)
A$    3,600  Government of Australia 9.00%, 9/15/04............  $  2,532
                                                                 --------
  BRITISH POUND (6.2%)
    GOVERNMENT BONDS (6.2%)
L     3,500  United Kingdom Treasury 8.00%, 12/07/00...........     5,520
                                                                 --------
  CANADIAN DOLLAR (3.2%)
    EUROBONDS (3.2%)
C$    1,500  British Columbia Province 7.75%, 6/16/03..........     1,073
      2,500  Export-Import Bank of Japan 7.75%, 10/08/02.......     1,769
                                                                 --------
                                                                    2,842
                                                                 --------
  DANISH KRONE (4.9%)
    GOVERNMENT BONDS (4.9%)
 DK  26,000  Kingdom of Denmark 7.00%, 12/15/04................     4,339
                                                                 --------
  DEUTSCHE MARK (14.0%)
    GOVERNMENT BONDS (14.0%)
 DM   4,500  Deutschland Republic 6.50%, 7/15/03...............     3,152
      2,000  Treuhandanstalt 6.25%, 7/29/99....................     1,456
      7,500  Treuhandanstalt 6.875%, 6/11/03...................     5,371
      3,500  Treuhandanstalt 6.75%, 5/13/04....................     2,481
                                                                 --------
                                                                   12,460
                                                                 --------
  FINNISH MARKKA (2.2%)
    GOVERNMENT BONDS (2.2%)
 FM   8,000  Finnish Government 9.50%, 3/15/04.................     1,953
                                                                 --------
  FRENCH FRANC (6.0%)
    GOVERNMENT BONDS (6.0%)
FF   26,800  France O.A.T. 6.75%, 10/25/03.....................     5,265
                                                                 --------
  ITALIAN LIRA (4.5%)
    GOVERNMENT BONDS (4.5%)
IL 7,395,000 Republic of Italy Treasury Bond 8.50%, 8/01/99....     4,006
                                                                 --------
  JAPANESE YEN (8.4%)
    EUROBONDS (8.4%)
Y   450,000  Republic of Austria 4.75%, 12/20/04...............     6,114
     95,000  International Bank for Reconstruction &
               Development 5.25%, 3/20/02......................     1,307
                                                                 --------
                                                                    7,421
                                                                 --------
  NETHERLANDS GUILDER (5.1%)
    GOVERNMENT BONDS (5.1%)
 NG   3,500  Netherlands Government 7.25%, 10/01/04............     2,300
      3,500  Netherlands Government 7.00%, 6/15/05.............     2,253
                                                                 --------
                                                                    4,553
                                                                 --------
  NEW ZEALAND DOLLAR (1.7%)
    GOVERNMENT BONDS (1.7%)
 NZ$    750  New Zealand Government 6.50%, 2/15/00.............       475

   FACE
  AMOUNT                                                          VALUE
   (000)                                                          (000)
------------------------------------------------------------
 NZ$  1,550  New Zealand Government 8.00%, 4/15/04.............  $  1,061
                                                                 --------
                                                                    1,536
                                                                 --------
  SPANISH PESETA (4.1%)
    GOVERNMENT BONDS (4.1%)
SP  340,000  Spanish Government 10.25%, 11/30/98...............     2,705
    120,000  Spanish Government 10.30%, 6/15/02................       922
                                                                 --------
                                                                    3,627
                                                                 --------
  SWEDISH KRONA (2.0%)
    GOVERNMENT BONDS (2.0%)
SK   13,000  Swedish Government 10.25%, 5/05/00................     1,765
                                                                 --------
  UNITED STATES DOLLAR (31.5%)
    EUROBONDS (2.6%)
$     2,000  Republic of Italy 6.875%, 9/27/23.................     1,782
        500  Statens Bostads 8.50%, 5/30/97....................       519
                                                                 --------
                                                                    2,301
                                                                 --------
  US GOVERNMENT AND AGENCY OBLIGATIONS (27.7%)
    US TREASURY BONDS
        500  12.75%, 11/15/10..................................       740
      3,710  8.125%, 8/15/19...................................     4,328
    US TREASURY NOTES
        850  7.875%, 2/15/96...................................       861
      1,600  7.625%, 4/30/96...................................     1,623
        400  5.875%, 5/31/96...................................       400
      1,900  6.875%, 2/28/97...................................     1,931
      2,000  6.75%, 5/31/97....................................     2,033
      2,030  7.75%, 11/30/99...................................     2,166
        350  7.50%, 11/15/01...................................       376
      2,070  6.25%, 2/15/03....................................     2,075
        675  7.25%, 5/15/04....................................       720
    US TREASURY STRIPS
    /\1,600  2/15/98, Principal Only...........................     1,375
    FEDERAL HOME LOAN MORTGAGE CORPORATION
     +++300  9.00%, 7/01/25....................................       313
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      3,246  ARM Pool #8505 7.00%, 9/20/24.....................     3,307
      1,556  ARM Pool #8585 7.50%, 1/20/25.....................     1,635
     +++700  9.00%, 7/15/25....................................       735
                                                                 --------
                                                                   24,618
                                                                 --------
  YANKEE BONDS (1.2%)
      1,000  Hydro Quebec 8.05%, 7/07/24.......................     1,086
                                                                 --------
                                                                   28,005
                                                                 --------
TOTAL FIXED INCOME SECURITIES (Cost $82,117)...................    85,824
                                                                 --------
SHORT-TERM INVESTMENT (1.8%)
    REPURCHASE AGREEMENT (1.8%)
$     1,624  U.S. Trust, 5.90%, dated 6/30/95, due 7/03/95, to
               be repurchased at $1,625, collateralized by
               $1,690 United States Treasury Bills, due
               7/27/95, valued at $1,683 (Cost $1,624).........     1,624
                                                                 --------
TOTAL INVESTMENTS (98.4%) (Cost $83,741).......................    87,448
                                                                 --------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                   Global Fixed Income Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE GLOBAL FIXED INCOME PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
OTHER ASSETS (4.3%)
  Cash............................................  $       195
  Interest Receivable.............................        2,047
  Receivable for Investments Sold.................        1,546
  Other...........................................            9  $  3,797
                                                    -----------
LIABILITIES (-2.7%)
  Payable for Investments Purchased...............       (2,098)
  Net Unrealized Loss on Forward Foreign Currency
   Contracts......................................         (192)
  Investment Advisory Fees Payable................          (31)
  Custodian Fees Payable..........................          (17)
  Administrative Fees Payable.....................          (13)
  Directors' Fees and Expenses Payable............           (1)
  Other Liabilities...............................          (27)   (2,379)
                                                    -----------  --------
NET ASSETS (100%)..............................................  $ 88,866
                                                                 --------
                                                                 --------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 7,971,281 outstanding $.001 par value shares
  (authorized 500,000,000 shares)..............................    $11.15
                                                                 --------
                                                                 --------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  Under the terms of forward foreign currency contracts open at June 30, 1995, the Portfolio is obligated to deliver or is to receive foreign currency in exchange for US dollars or foreign currency as indicated below:

 CURRENCY                                                         NET
    TO                              IN EXCHANGE               UNREALIZED
 DELIVER      VALUE    SETTLEMENT       FOR         VALUE     GAIN (LOSS)
  (000)       (000)       DATE         (000)        (000)        (000)
----------  ---------  -----------  ------------  ---------  -------------
$   1,944   $   1,944     7/13/95      NG  3,054  $   1,972    $      28
NG 5,000        3,229     7/13/95     $    3,195      3,195          (34)
NG 4,000        2,584     7/13/95     $    2,495      2,495          (89)
DM 4,000        2,899     9/06/95     $    2,803      2,803          (96)
DK 15,000       2,774     9/07/95     $    2,721      2,721          (53)
A$ 3,000        2,123     9/20/95      NZ$ 3,274      2,175           52
            ---------                             ---------        -----
            $  15,553                             $  15,361    $    (192)
            ---------                             ---------        -----
            ---------                             ---------        -----

------------------------------------------------------------

+++           --      Security is subject to delayed delivery -- See Note
                      A-6
/\            --      Stripped securities represent the splitting of cash
                      flows into several classes which vary by the
                      proportion of principal and interest paid. Holders
                      are entitled to the portion of the payments on the
                      certificate representing interest only or principal
                      only.
A$            --      Australian Dollar
DK            --      Danish Krone
DM            --      Deutsche Mark
NG            --      Netherlands Guilder
NZ$           --      New Zealand Dollar

------------------------------------------------------------
SUMMARY OF FIXED INCOME SECURITIES BY INDUSTRY CLASSIFICATION

                                           VALUE     PERCENT OF
INDUSTRY                                   (000)     NET ASSETS
-----------------------------------------------------------------
Energy.................................  $   1,086         1.2%
Finance................................      3,595         4.1
Foreign Government and Agency
Obligations............................     56,525        63.6
US Government and Agency Obligations...     24,618        27.7
                                         ---------         ---
                                         $  85,824        96.6%
                                         ---------         ---
                                         ---------         ---

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
Global Fixed Income Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
CORPORATE BONDS AND NOTES (84.2%)
  AEROSPACE & DEFENSE (3.1%)
 $     500  Sabreliner Corp., Series A, 12.50%, 4/15/03.......  $      400
     1,500  Tracor, Inc., 10.875%, 8/15/01....................       1,539
                                                                ----------
                                                                     1,939
                                                                ----------
  AUTOMOTIVE (2.1%)
     1,500  Venture Holdings, 9.75%, 4/01/04..................       1,303
                                                                ----------
  BROADCAST-RADIO & TELEVISION (19.4%)
     2,250  Ackerley Communications, Inc., Series B, 10.75%,
              10/01/03........................................       2,337
     1,000  Cablevision Systems Corp., 9.875%, 2/15/13........       1,063
     1,250  Continental Cablevision, Inc., 9.50%, 8/01/13.....       1,289
     1,600  Helicon Group, Series B, 9.00% to 11/01/96, 11.00%
              to 11/01/03.....................................       1,466
       400  Heritage Media, 11.00%, 10/01/02..................         426
       500  Katz Corp., 12.75%, 11/15/02......................         524
     3,000  Marcus Cable Co., 0.00% to 6/15/00, 14.25% to
              12/15/05........................................       1,598
       850  Rogers Cablesystems, Inc., (Yankee Bond), 10.00%,
              3/15/05.........................................         875
      ++14  SpectraVision, Inc., 11.65%, 12/01/02.............           1
     2,750  Viacom International, 8.00%, 7/07/06..............       2,678
                                                                ----------
                                                                    12,257
                                                                ----------
  BUILDING MATERIALS & COMPONENTS (3.3%)
     2,000  Tarkett International, 9.00%, 3/01/02.............       1,953
       158  Walter Industries, Series B, 12.19%, 3/15/00......         159
                                                                ----------
                                                                     2,112
                                                                ----------
  CHEMICALS (3.7%)
     1,000  Harris Chemical, 10.75%, 10/15/03.................         945
     1,000  Plastic Specialties & Technologies, Inc., 11.25%,
              12/01/03........................................         911
       500  Sherritt, Inc., 10.50%, 3/31/14...................         500
                                                                ----------
                                                                     2,356
                                                                ----------
  COAL, GAS & OIL (1.3%)
     1,300  Clark R&M Holdings, Zero Coupon, 2/15/00..........         813
                                                                ----------
  ELECTRONICS (1.4%)
       400  ADT Operations, 9.25%, 8/01/03....................         415
     1,000  International Semi-Tech, (Yankee Bond), 0.00% to
              8/15/00, 11.50% to 8/15/03......................         500
                                                                ----------
                                                                       915
                                                                ----------
  ENTERTAINMENT & LEISURE (3.4%)
       886  Kloster Cruise, 13.00%, 5/01/03...................         682
     2,000  Six Flags Theme Park, Inc., 0.00% to 6/15/98,
              12.25% to 6/15/05...............................       1,450
                                                                ----------
                                                                     2,132
                                                                ----------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------

  ENVIRONMENTAL CONTROLS (0.7%)
 $     500  Envirotest Systems Corp., 9.125%, 3/15/01.........  $      415
                                                                ----------
  FINANCIAL SERVICES (5.5%)
     1,191  GPA Equipment Trust, 9.125%, 12/02/96.............       1,112
       550  GPA Investments, 6.40%, 11/19/98..................         396
     1,000  Terra Nova Holdings, 10.75%, 7/01/05..............       1,008
     1,189  Tiphook Finance Corp., 8.00%, 3/15/00.............         951
                                                                ----------
                                                                     3,467
                                                                ----------
  FOOD (2.8%)
       750  Americold Corp. 1st Mortgage Bond, Series B,
              11.50%, 3/01/05.................................         716
     1,150  Pilgrim's Pride Corp., 10.875%, 8/01/03...........       1,081
                                                                ----------
                                                                     1,797
                                                                ----------
  FOREST PRODUCTS & PAPER (1.6%)
     1,000  United Stationer Supply, 12.75%, 5/01/05..........       1,016
                                                                ----------
  GAMING & LODGING (0.9%)
       575  Louisiana Casino Cruises, 11.50%, 12/01/98........         535
                                                                ----------
  HEALTH CARE SUPPLIES & SERVICES (0.8%)
       625  Eyecare Centers of America, 12.00%, 10/01/03......         513
                                                                ----------
  METALS (1.8%)
     1,250  Algoma Steel, Inc., (Yankee Bond) 12.375%,
              7/15/05.........................................       1,150
                                                                ----------
  MULTI-INDUSTRY (1.2%)
       750  Day International Group, 11.125%, 6/01/05.........         754
                                                                ----------
  PACKAGING & CONTAINER (4.0%)
       500  Owens-Illinois, Inc., 10.50%, 6/15/02.............         519
     2,000  Owens-Illinois, Inc., 9.95%, 10/15/04.............       2,040
                                                                ----------
                                                                     2,559
                                                                ----------
  PROFESSIONAL SERVICES (1.6%)
     1,000  Cabot Safety Corp., 12.50%, 7/15/05...............       1,005
                                                                ----------
  PUBLISHING (3.5%)
     1,000  Marvel III Holdings Inc., Series B, 9.125%,
              2/15/98.........................................         915
     1,900  Marvel Parent Holdings, Zero Coupon, 4/15/98......       1,335
                                                                ----------
                                                                     2,250
                                                                ----------
  RETAIL-GENERAL (2.6%)
     2,175  Southland Corp., 5.00%, 12/15/03..................       1,664
                                                                ----------
  TELECOMMUNICATIONS (8.0%)
     3,000  Dial Call Communications, 0.00% to 4/15/99, 12.25%
              to 4/15/04......................................       1,560
       450  Horizon Cellular Telephone, 0.00% to 10/01/97,
              11.375% to 10/01/00.............................         345
       750  Pronet, Inc., 11.875%, 6/15/05....................         754

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                            High Yield Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
  TELECOMMUNICATIONS (CONT.)
$    2,500  Telefonica de Argentina, (Yankee Bond), 11.875%,
              11/01/04........................................  $    2,431
                                                                ----------
                                                                     5,090
                                                                ----------
  TEXTILES & APPAREL (4.7%)
     1,000  Polysindo Eka Perkasa, (Yankee Bond), 13.00%,
              6/15/01.........................................       1,010
     2,000  Westpoint Stevens, Inc., 9.375%, 12/15/05.........       1,935
                                                                ----------
                                                                     2,945
                                                                ----------
  TRANSPORTATION (0.5%)
       319  America West Airlines, 6.00%, 3/31/97.............         300
                                                                ----------
  UTILITIES (6.3%)
       650  AES Corp., 9.75%, 6/15/00.........................         665
     1,478  Beaver Valley Funding Corp., (Lease Obligation
              Bond), 9.00%, 6/01/17...........................       1,241
     ++474  Columbia Gas Systems, Inc., Employee Thrift Plan
              Obligation, 9.875%, 11/30/01....................         649
     1,400  First PV Funding Corp., (Lease Obligation Bond),
              10.15%, 1/15/16.................................       1,433
                                                                ----------
                                                                     3,988
                                                                ----------
TOTAL CORPORATE BONDS AND NOTES (Cost $53,038)................      53,275
                                                                ----------
FOREIGN GOVERNMENT BONDS(3.2%)
  BONDS (3.2%)
     1,500  Republic of Argentina, Series L, (Floating Rate),
              7.313%, 3/31/05.................................         921
     2,500  Republic of Brazil YL4, (Floating Rate), 4.25%,
              4/15/24.........................................       1,109
                                                                ----------
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,985)..................       2,030
                                                                ----------
  SHARES
----------
COMMON STOCKS (0.8%)
  BUILDING MATERIALS & COMPONENTS (0.7%)
    30,331  Walter Industries, Inc............................         417
                                                                ----------
  FINANCIAL SERVICES (0.0%)
     1,268  WestFed Holdings, Inc., Class B...................          --
                                                                ----------
  FOOD SERVICE & LODGING (0.1%)
     1,300  Motels of America, Inc............................          98
                                                                ----------
  GAMING & LODGING (0.0%)
       500  Trump Taj Mahal, Class A..........................           5
                                                                ----------
  MACHINERY (0.0%)
        25  Bucyrus-Erie......................................          --
                                                                ----------
TOTAL COMMON STOCKS (Cost $601)...............................         520
                                                                ----------
PREFERRED STOCKS (0.0%)
  FINANCIAL SERVICES (0.0%)
     3,239  WestFed Holdings, Inc., Series A (Cost $57).......          --
                                                                ----------

  NO. OF                                                          VALUE
  RIGHTS                                                          (000)
------------------------------------------------------------
RIGHTS (0.0%)
  BROADCAST-RADIO & TELEVISION (0.0%)
   +35,000  SpectraVision, Inc., expiring 10/08/97 (Cost
              $133)...........................................  $        4
                                                                ----------
  NO. OF
 WARRANTS
----------
WARRANTS (0.5%)
  AEROSPACE & DEFENSE (0.0%)
     +*500  Sabreliner Corp., expiring 4/15/03 (acquired
              6/21/93, cost $10)).............................           5
                                                                ----------
  ELECTRICAL EQUIPMENT (0.3%)
   +28,000  Protection One Alarm, Inc., expiring 4/01/03......         168
                                                                ----------
  GAMING & LODGING (0.0%)
    +1,250  Capital Gaming International, Inc., expiring
              2/01/99.........................................          --
    +2,700  Casino Magic Corp., expiring 10/14/96.............          --
    +1,725  Louisiana Casino Cruises, expiring 12/01/98.......          26
                                                                ----------
                                                                        26
                                                                ----------
  HEALTH CARE SUPPLIES & SERVICES (0.0%)
      +625  Eye Care Centers of America, expiring 10/01/03....           3
                                                                ----------
  INSURANCE (0.0%)
      +500  Horace Mann Educators Corp., expiring 8/15/99.....           7
                                                                ----------
  METALS (0.1%)
    +5,000  Sheffield Steel Corp., expiring 11/01/01..........          30
                                                                ----------
  PACKAGING & CONTAINER (0.0%)
    +1,000  Crown Packaging Holdings, expiring 11/01/03.......          22
                                                                ----------
  REAL ESTATE (0.1%)
    +1,000  Petro PSC Properties L.P., expiring 6/01/97.......          34
                                                                ----------
  TELECOMMUNICATIONS (0.0%)
    +3,000  Dial Page, Inc., expiring 4/25/99.................          --
                                                                ----------
TOTAL WARRANTS (Cost $221)....................................         295
                                                                ----------
  NO. OF
  UNITS
----------
UNITS (9.2%)
  BROADCAST-RADIO & TELEVISION (3.1%)
     2,000  People's Choice TV Corp., 0.00% to 6/01/00,
              13.125% to 6/01/04..............................         967
     1,000  Pegasus Media Communications, 12.50%, 7/01/05.....       1,002
                                                                ----------
                                                                     1,969
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
High Yield Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

  NO. OF                                                          VALUE
  UNITS                                                           (000)
------------------------------------------------------------
  GAMING & LODGING (3.6%)
     2,208  Maritime Group, 13.50%, 2/15/97...................  $      773
     1,864  Trump Taj Mahal Funding Inc., PIK, 11.35%,
              11/15/99........................................       1,477
                                                                ----------
                                                                     2,250
                                                                ----------
  METALS (2.5%)
       650  Gulf States Steel, 13.50%, 4/15/03................         631
     1,000  Sheffield Steel Corp., 12.00%, 11/01/01...........         980
                                                                ----------
                                                                     1,611
                                                                ----------
TOTAL UNITS (Cost $7,936).....................................       5,830
                                                                ----------
TOTAL INVESTMENTS (97.9%) (Cost $63,971)......................      61,954
                                                                ----------

OTHER ASSETS (8.0%)
  Receivable for Investments Sold.................  $    3,993
  Interest Receivable.............................       1,076
  Receivable for Portfolio Shares Sold............           1
  Other...........................................           6       5,076
                                                    ----------
LIABILITIES (-5.9%)
  Payable for Investments Purchased...............      (3,127)
  Payable to Custodian............................        (524)
  Investment Advisory Fees Payable................         (55)
  Custodian Fees Payable..........................          (7)
  Administrative Fees Payable.....................          (9)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (26)     (3,749)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $   63,281
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 6,145,224 outstanding $.001 par value shares
  (authorized 500,000,000 shares).............................      $10.30
                                                                ----------
                                                                ----------

------------------------------------------------------------

+             --      Non-income producing security
++            --      Non-income producing security -- in default
*             --      Restricted as to public resale. Total value of
                      restricted securities held at June 30, 1995 was $5 or
                      0.0% of net assets (Total Cost $10).
PIK           --      Payment-In-Kind. Income may be received in additional
                      securities or cash at the discretion of the issuer.

Floating Rate Security. The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 1995.

At June 30, 1995, approximately 97% of the Portfolio's net assets consisted of high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities.

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)
--------------------------------------------------------------------------------
                                                            High Yield Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL BOND PORTFOLIO

--------------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS (99.2%)
  DAILY VARIABLE RATE BONDS (11.2%)
$     900   Hapeville, Georgia, Industrial Development
              Authority, Series 85, 4.35%, 11/01/15...........  $      900
    1,500   Jackson County, Mississippi, Port Facility,
              Chevron Project, Series 93, 4.20%, 6/01/23......       1,500
      500   Lincoln County, Wyoming, Pollution Control
              Revenue, Exxon Project, Series 84A,
              4.25%, 11/01/14.................................         500
      300   New York City, New York, Water Finance Authority,
              Water and Sewer System Revenue, Series 94C,
              4.25%, 6/15/22..................................         300
    1,000   Platte County, Wyoming, Pollution Control Revenue,
              Series A, 4.35%, 7/01/14........................       1,000
      700   Valdez, Alaska, Marine Terminal Authority, Exxon,
              Series 85, 4.20%, 10/01/25......................         700
                                                                ----------
TOTAL DAILY VARIABLE RATE BONDS...............................       4,900
                                                                ----------
  FIXED RATE INSTRUMENTS (88.0%)
    1,000   Columbus, Ohio, General Obligation Bonds, 5.80%,
              1/01/00.........................................       1,053
    1,000   Connecticut State Special Obligation, Tax Revenue
              Bonds, Transportation, 6.50%, 7/01/09,
              Prerefunded 7/01/99 at 102......................       1,090
    1,000   De Kalb County, Georgia, General Obligation Bonds,
              7.30%, 1/01/00,
              Prerefunded 1/01/97 at 102......................       1,066
    1,000   De Kalb County, Georgia, Water & Sewer Revenue
              Bonds 7.00%, 10/01/06...........................       1,068
    1,000   Georgia State, General Obligation Bonds, Series E,
              6.75%, 12/01/02.................................       1,129
      500   Hawaii State, General Obligation Bonds, Series BS,
              6.70%, 9/01/97..................................         527
    1,000   Hawaii State, General Obligation Bonds, Series CJ,
              6.20%, 1/01/12..................................       1,022
    1,000   Howard County, Maryland, Consolidated Public
              Improvement General Obligation Bonds, Series A,
              7.20%, 8/01/03,
              Prerefunded 8/01/96 at 102......................       1,054
    1,500   Intermountain Power Agency, Utah, Power Supply
              Revenue Bonds, Series D, 8.38%, 7/01/12.........       1,636
    1,000   Kentucky State Housing Corp. Revenue Bonds, Series
              A, 6.00%, 7/01/10...............................       1,012
    1,155   Maryland State Department of Transportation,
              Construction Revenue Bonds, Second Issue, 6.80%,
              11/01/05,
              Prerefunded 11/01/99 at 102.....................       1,278
    1,000   Massachusetts State, Consolidated Loan, Series A,
              7.50%, 3/01/03,
              Prerefunded 3/01/00 at 102......................       1,133
      500   Massachusetts State Consolidated Loan, Series A,
              7.63%, 6/01/08,
              Prerefunded 6/01/01 at 102......................         582
    1,625   Michigan State Housing Development Authority
              Revenue Bonds, Series A, 6.75%, 12/01/14........       1,698
    1,500   Minnesota State General Obligation Bonds, 7.00%,
              8/01/99,
              Prerefunded 8/01/96 at 100......................       1,550

   FACE
  AMOUNT                                                          VALUE
  (000)                                                           (000)
------------------------------------------------------------
$   1,400   Mississippi State General Obligation Bonds, 6.00%,
              2/01/09.........................................  $    1,440
    1,000   Mobile Alabama, Water & Sewer Revenue Bonds,
              Series B, 7.25%, 1/01/06........................       1,036
    1,475   Montana State General Obligation Bonds, Long Range
              Building Program, Series C, 6.00%, 8/01/13......       1,498
    1,500   Municipal Assistance Corp. for City of New York,
              New York, Refunding Revenue Bonds, Series 56,
              7.90%, 7/01/98, Prerefunded 7/01/96 at 102......       1,589
    1,000   New Castle County, Delaware, General Obligation
              Bonds, 6.25%, 10/15/01..........................       1,078
    1,500   North Little Rock, Arkansas, Electric Revenue
              Refunding Bonds, Murray Lock & Dam Hydro, 7.40%,
              7/01/15,
              Prerefunded 7/01/96 at 102......................       1,581
      500   Ohio State General Obligation Bonds,
              6.20%, 8/01/12..................................         521
    1,000   Ohio State Housing Finance Agency, Residential
              Mortgage Revenue Bonds, Series A-1, 6.20%,
              9/01/14.........................................       1,011
    1,000   Pennsylvania State Higher Educational Facilities
              Authority, Colleges & Universities Revenue
              Bonds, 6.50%, 9/01/02...........................       1,095
    1,000   Reedy Creek Improvement District, Florida, Utility
              Revenue Bonds, Series 91-1, 6.50%, 10/01/16,
              Prerefunded 10/01/01 at 101.....................       1,108
    1,000   Redmond, Washington, General Obligation Bonds,
              5.75%, 12/01/05.................................       1,038
    1,400   Rhode Island Depositors Economic Protection Corp.,
              Special Obligation Revenue Bonds, Series A,
              7.25%, 8/01/21, Prerefunded 8/01/96 at 102......       1,477
    1,350   San Antonio, Texas, General Obligation Bonds,
              6.50%, 8/01/14..................................       1,408
    1,000   Tulsa, Oklahoma, General Obligation Bonds, 6.38%,
              2/01/02.........................................       1,084
    1,000   Virginia Beach, Virginia General Obligation Bonds,
              6.00%, 9/01/10..................................       1,022
      500   Virginia State Housing Development Authority,
              Commonwealth Mortgage Revenue Bonds, Series B,
              6.60%, 1/01/12..................................         519
    1,000   Virginia State Housing Development Authority,
              Commonwealth Mortgage Revenue Bonds, Series B,
              6.65%, 1/01/13..................................       1,038
    1,500   Washington State General Obligation Bonds, Series
              86-D, 8.00%, 9/01/09,
              Prerefunded 9/01/96 at 100......................       1,571
      500   Washington Suburban Sanitary District, General
              Obligation Revenue Bonds, 6.50%, 11/01/05,
              Prerefunded 11/01/01 at 102.....................         555
                                                                ----------
TOTAL FIXED RATE INSTRUMENTS..................................      38,567
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Municipal Bond Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL BOND PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------
TOTAL TAX-EXEMPT INSTRUMENTS..................................  $   43,467
                                                                ----------
TOTAL INVESTMENTS (99.2%) (Cost $42,728)......................      43,467
                                                                ----------

OTHER ASSETS (2.2%)
  Cash............................................  $       44
  Interest Receivable.............................         928         972
                                                         -----

LIABILITIES (-1.4%)
  Payable for Investments Purchased...............        (562)
  Administrative Fees Payable.....................          (5)
  Investment Advisory Fees Payable................          (4)
  Custodian Fees Payable..........................          (2)
  Directors' Fees and Expenses Payable............          (2)
  Other Liabilities...............................         (34)       (609)
                                                         -----  ----------
NET ASSETS (100%).................................               $43,830
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE
  Applicable to 4,273,159 outstanding $.001 par
  value shares (authorized 500,000,000 shares)....                  $10.26
                                                                ----------
                                                                ----------

------------------------------------------------------------
Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements. Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Prerefunded Bonds. Outstanding bonds have been refunded to the first call date (prerefunded date) by the issuance of new bonds. Principal and interest are paid from monies escrowed in U.S. Treasury securities. Prerefunded bonds are generally re-rated AAA due to the U.S. Treasury escrow.

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                        Municipal Bond Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
MONEY MARKET INSTRUMENTS (78.9%)
  US GOVERNMENT AGENCY OBLIGATIONS (65.1%)
    AGENCY DISCOUNT NOTES (41.0%)
            Federal Home Loan Mortgage Corp.
$   25,000  5.91%, 7/14/95....................................  $  24,947
    20,000  5.93%, 7/20/95....................................     19,938
    20,000  5.84%, 7/21/95....................................     19,935
    25,000  6.00%, 7/24/95....................................     24,906
    20,000  5.85%, 8/03/95....................................     19,893
     9,093  5.95%, 8/09/95....................................      9,035
     9,800  5.90%, 8/24/95....................................      9,715
     7,005  5.83%, 9/20/95....................................      6,914
            Federal National Mortgage Association
    15,000  5.90%, 7/03/95....................................     14,995
    20,000  5.89%, 7/06/95....................................     19,984
    25,000  5.90%, 7/17/95....................................     24,935
    20,000  6.00%, 8/04/95....................................     19,888
     5,715  5.91%, 8/29/95....................................      5,660
    25,000  5.79%, 9/07/95....................................     24,731
    25,000  5.91%, 9/08/95....................................     24,722
    20,000  5.83%, 9/28/95....................................     19,715
    30,020  5.74%, 10/19/95...................................     29,503
    20,000  6.06%, 11/14/95...................................     19,556
                                                                ----------
                                                                  338,972
                                                                ----------
    AGENCY FLOATING RATE NOTES (24.1%)
            Federal National Mortgage Association
    25,000  6.01%, 10/16/95...................................     24,999
    65,000  6.02%, 9/02/97....................................     65,000
    25,000  5.58%, 6/02/99....................................     25,000
    13,000  5.58%, 7/26/99....................................     12,944
    25,000  5.58%, 9/22/99....................................     25,000
            Student Loan Marketing Association
    46,000  5.86%, 10/30/97...................................     46,063
                                                                ----------
                                                                  199,006
                                                                ----------
TOTAL US GOVERNMENT AGENCY OBLIGATIONS
  (Cost $537,978).............................................    537,978
                                                                ----------
COMMERCIAL PAPER (10.8%)
  FINANCE (10.8%)
    30,000  ABN-Amro Holdings Inc. 6.02%, 10/16/95............     29,477
    30,000  Koch Industries 6.20%, 7/5/95.....................     29,979
    30,000  UBS Finance, Inc. 6.13%, 7/5/95...................     29,980
                                                                ----------
TOTAL COMMERCIAL PAPER (Cost $89,436).........................     89,436
                                                                ----------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
CORPORATE FLOATING RATE NOTES (3.0%)
  FINANCE (3.0%)
$   25,000  General Electric Credit Corp. 6.35%, 2/09/96 -
              2/15/96 (Cost $25,000)..........................  $  25,000
                                                                ----------
TOTAL MONEY MARKET INSTRUMENTS (Cost $652,414)................    652,414
                                                                ----------

                                                                  VALUE
                                                                  (000)
                                                                ----------
SHORT TERM INVESTMENT (21.1%)
  REPURCHASE AGREEMENT (21.1%)
   174,944  Goldman Sachs 6.05%, dated 6/30/95, due 7/03/95,
              to be repurchased at $175,032, collateralized by
              $112,650 United States Treasury Bonds, 13.875%,
              due 5/15/11, valued at $179,062 (Cost
              $174,944).......................................    174,944
                                                                ----------
TOTAL INVESTMENTS (100.0%) (Cost $827,358)....................    827,358
                                                                ----------

OTHER ASSETS (0.3%)
  Interest Receivable.............................  $    2,252
  Other...........................................          44       2,296
                                                    ----------
LIABILITIES (-0.3%)
  Dividends Payable...............................      (1,874)
  Investment Advisory Fees Payable................        (605)
  Administrative Fees Payable.....................        (107)
  Custodian Fees Payable..........................         (34)
  Directors' Fees and Expenses Payable............          (1)
  Other Liabilities...............................         (43)     (2,664)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  826,990
                                                                ----------
                                                                ----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  Applicable to 827,005,487 outstanding $.001 par value shares
   (authorized 1,000,000,000 shares)..........................       $1.00
                                                                ----------
                                                                ----------

------------------------------------------------------------

Floating Rate Notes. The interest rate changes on these instruments are based on changes in a designated base rate. The rates shown were those in effect at June 30, 1995.

Maturity dates disclosed for Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates.

Interest rates disclosed for Commercial Paper and Agency Discount Notes represent effective yields.

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                          Money Market Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
TAX-EXEMPT INSTRUMENTS (95.2%)
  FIXED RATE INSTRUMENTS (43.0%)
      NOTES (2.2%)
$   2,000   Indiana Bond Bank, Advanced Funding Program,
              Series A-1 5.25%, 7/10/95.......................  $   2,000
    5,000   New York State Urban Development Correctional
              Facilities, 8.00%, 1/01/15 Prerefunded 1/01/96
              at 102..........................................      5,184
      500   Triborough Bridge & Tunnel Authority, New York,
              Convention Center Project, Series 85D, 9.00%,
              7/01/95.........................................        512
                                                                ----------
                                                                    7,696
                                                                ----------
      PUT OPTION BONDS (0.3%)
    1,000   Putnam County, Florida, Development Authority,
              Pollution Control Revenue, Seminole Electric
              Series H-3, 4.30%, 3/15/14 (Putable 9/15/95)....      1,000
                                                                ----------
      TAX & REVENUE ANTICIPATION NOTES (2.5%)
    4,000   Texas State, 5.00%, 8/31/95, TRANS................      4,001
    5,000   Texas State, 5.00%, 8/31/95, TRANS................      5,007
                                                                ----------
                                                                    9,008
                                                                ----------
      COMMERCIAL PAPER (38.0%)
    3,000   Beaver County, Pennsylvania, Industrial
              Development Authority, Duquesne Light 4.30%,
              7/27/95.........................................      3,000
    1,100   Brazos River, Texas, Harbor & Navigation District,
              Series 90, 4.15%, 8/14/95.......................      1,100
    1,500   Burke County, Georgia, Development Authority,
              Oglethorpe, Series 92A, 3.90%, 8/21/95..........      1,500
    2,500   Burke County, Georgia, Development Authority,
              Oglethorpe, Series 92A, 3.95%, 8/22/95..........      2,500
    2,600   Burlington, Kansas, Kansas City Power & Light Co.,
              4.10%, 9/11/95..................................      2,600
    2,000   Burlington, Kansas, Kansas City Power & Light Co.,
              Series 87A, 4.10%, 9/11/95......................      2,000
    3,500   City of Austin, Texas, Series A, 4.20%,
              10/05/95........................................      3,500
    4,530   City of Dallas, Texas, Series A, 4.15%, 7/13/95...      4,530
    1,200   Connecticut State Health & Education Facilities
              Authority, Yale University Series N, 3.05%,
              7/17/95.........................................      1,200
    1,000   Converse County, Wyoming, Pacificorp Series 88,
              4.15%, 8/10/95..................................      1,000
    1,000   Delta County, Michigan, Pollution Control Revenue,
              Mead Corp., 3.85%, 8/21/95......................      1,000
    4,500   Emery County, Utah, Pacificorp Series 91, 4.30%,
              7/27/95.........................................      4,500
    2,525   Gainesville, Florida, Series C, 4.25%, 7/28/95....      2,525
    1,000   Houston, Texas, Water & Sewer, 4.05%, 7/13/95.....      1,000
    2,000   Illinois Development Finance Authority, Series
              93A, 4.00%, 7/25/95.............................      2,000

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
$   1,000   Illinois Health & Education, Series 89A, 4.25%,
              8/09/95.........................................  $   1,000
    4,400   Intermountain Power Agency, Utah, Series E, 4.10%,
              8/15/95.........................................      4,400
    3,100   Intermountain Power Agency, Utah, Series E, 4.15%,
              9/07/95.........................................      3,100
      700   Intermountain Power Agency, Utah, Series F2,
              4.30%, 7/14/95..................................        700
    1,500   Intermountain Power Agency, Utah, Series 85F,
              4.30%, 7/14/95..................................      1,500
    7,700   Jacksonville, Florida, Electric Authority, 4.00%,
              7/25/95.........................................      7,700
    3,600   Jasper County, Indiana, Series 88B, 4.15%,
              8/17/95.........................................      3,600
    2,000   Jasper County, Indiana, Series 88C, 4.15%,
              8/17/95.........................................      2,000
    1,100   Lehigh County, Pennsylvania, General Purpose
              Authority, Series A, 4.25%, 7/28/95.............      1,100
    6,600   Massachusetts Health & Education Facilities
              Authority, Harvard University, 4.05%, 8/04/95...      6,600
    1,500   Michigan State Strategic Fund, Dow Chemical
              Series, 4.25%, 8/09/95..........................      1,500
    6,020   Montgomery, Alabama, Industrial Development Board,
              General Electric Series, 3.95%, 10/10/95........      6,020
    4,000   Mount Vernon, Indiana, General Electric Series
              89A, 4.05%, 8/15/95.............................      4,000
    4,000   Mount Vernon, Indiana, General Electric Series
              89A, 4.10%, 8/18/95.............................      4,000
    4,025   North Carolina Eastern Municipal Power, 3.32%,
              9/12/95.........................................      4,025
      300   Northeastern Pennsylvania Hospital Authority,
              Series B, 4.15%, 8/18/95........................        300
    3,290   Omaha, Nebraska, Public Power District, 4.15%,
              8/18/95.........................................      3,290
    2,000   Petersburg, Indiana, Indiana Power & Light, Series
              91, 4.15%, 8/11/95..............................      2,000
    1,000   Petersburg, Indiana, Indiana Power & Light, Series
              91, 3.85%, 8/14/95..............................      1,000
    2,200   Platte River Authority, Colorado, 4.20%,
              8/17/95.........................................      2,200
    1,000   Rochester, Minnesota, Health Facilities, Mayo
              Clinic, Series B, 4.20%, 8/16/95................      1,000
    1,500   Rochester, Minnesota, Health Facilities, Mayo
              Clinic, Series C, 4.15%, 8/11/95................      1,500
    1,065   Rochester, Minnesota, Health Facilities, Mayo
              Clinic, Series E, 4.15%, 8/11/95................      1,065
    1,500   Rochester, Minnesota, Health Facilities, Mayo
              Clinic, Series F 4.15%, 9/12/95.................      1,500
    2,000   Salt River, Arizona, 4.30%, 7/27/95...............      2,000
    6,000   Salt River, Arizona, 4.00%, 10/12/95..............      6,000
    2,000   Sunshine State, Florida, Government Finance
              Authority, Series 86, 4.20%, 7/28/95............      2,000
    2,000   Texas Municipal Power Agency, 4.25%, 8/09/95......      2,000

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Municipal Money Market Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL MONEY MARKET PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
      COMMERCIAL PAPER (CONT.)
$   6,600   Texas Municipal Power Agency, 3.30%, 9/19/95......  $   6,600
    1,000   Trimble County, Kentucky, Louisville Gas &
              Electric Series, 3.85%, 8/14/95.................      1,000
    5,000   Trimble County, Kentucky, Louisville Gas &
              Electric Series, 4.10%, 9/11/95.................      5,000
    5,500   University of Minnesota, Series A, 4.00%,
              8/08/95.........................................      5,500
    3,000   University of Texas, Series A, 4.10%, 7/26/95.....      3,000
    2,500   Vanderbilt University, Tennessee, Series 89A,
              4.25%, 8/09/95..................................      2,500
                                                                ----------
                                                                  134,655
                                                                ----------
      TOTAL FIXED RATE INSTRUMENTS............................    152,359
                                                                ----------
        VARIABLE/FLOATING RATE INSTRUMENTS (52.2%)
          DAILY VARIABLE RATE BONDS (29.6%)
    1,500   Ascension Parish, Louisiana, Pollution Control
              Revenue Bonds, Shell Oil Project, 4.35%,
              9/01/23.........................................      1,500
    4,000   Chattanooga-Hamilton County, Tennessee, Hospital
              Authority Revenue, Erlanger Medical Center,
              4.60%, 10/01/17.................................      4,000
    3,000   Chicago, Illinois, O'Hare International Airport
              Special Facilities Revenue Bonds, American
              Airlines, Series A, 4.50%, 12/01/17.............      3,000
      700   Delaware County, Pennsylvania, Industrial
              Development Authority, Series 95, 4.35%,
              12/01/09........................................        700
    1,700   Delta County, Michigan, Pollution Control Revenue,
              Mead Corp., 4.25%, 12/01/23.....................      1,700
    5,700   East Baton Rouge Parish, Louisiana, Pollution
              Control Revenue, Exxon Project, 4.35%,
              3/01/22.........................................      5,700
    4,900   Hapeville, Georgia, Industrial Development
              Authority, Series 85, 4.35%, 11/01/15...........      4,900
   10,600   Harris County, Texas, Health Facilities
              Development Corp., Methodist Hospital, 4.50%,
              12/01/25........................................     10,600
    2,500   Hurley, New Mexico, Pollution Control Revenue
              Bonds, 4.20%, 12/01/15..........................      2,500
    5,300   Jackson County, Mississippi, Port Facility,
              Chevron Project, Series 93, 4.20%, 6/01/23......      5,300
      900   Kansas City, Kansas, Industrial Development
              Authority, PQ Corp., 4.35%, 8/01/15.............        900
    1,900   Lake Charles, Louisiana, Harbor & Terminal
              District Port Facilities, Series 84, 4.25%,
              11/01/11........................................      1,900
    2,000   Lincoln County, Wyoming, Pollution Control
              Revenue, Exxon Project Series 84B, 4.25%,
              11/01/14........................................      2,000
   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
$   1,600   Lincoln County, Wyoming, Pollution Control
              Revenue, Exxon Project Series 84D, 4.25%,
              11/01/14........................................  $   1,600
    3,500   Lincoln County, Wyoming, Pollution Control
              Revenue, Exxon Project Series 85, 4.20%,
              8/01/15.........................................      3,500
    3,120   Louisiana Public Facilities Authority, Industrial
              Development, Kenner Hotel Series, 4.35%,
              12/01/15........................................      3,120
    4,500   Maricopa County, Arizona, Pollution Control
              Revenue, Series 94B, 4.20%, 5/01/29.............      4,500
    2,600   Maricopa County, Arizona, Public Services, Series
              94C, 4.50%, 5/01/29.............................      2,600
    6,700   Michigan State Strategic Fund, Consumers Power
              Series 88A, 4.25%, 4/15/18......................      6,700
    1,570   Missouri State Health & Educational Facilities
              Authority Revenue, Washington University, Series
              89A, 4.60%, 3/01/17.............................      1,570
      500   New York City, New York, Water Finance Authority,
              Water and Sewer System Revenue, Series 92C,
              4.25%, 6/15/22..................................        500
    2,000   New York City, New York, Water Finance Authority,
              Water and Sewer System Revenue, Series 94C,
              4.25%, 6/15/23..................................      2,000
    1,000   Nueces River Authority, Texas, Pollution Control
              Revenue, Series 85, 4.55%, 12/01/99.............      1,000
      700   Peninsula Ports Authority, Virginia, Coal Revenue,
              4.25%, 7/01/16..................................        700
    6,200   Philadelphia, Pennsylvania, Childrens Hospital,
              Series 92B, 4.35%, 3/01/27......................      6,200
    3,900   Phoenix, Arizona, Series 94-1, 4.50%, 6/01/18.....      3,900
    3,800   Platte County, Wyoming, Pollution Control Revenue,
              Series A, 4.35%, 7/01/14........................      3,800
    1,000   Platte County, Wyoming, Pollution Control Revenue,
              Series B, 4.35%, 7/01/14........................      1,000
    2,000   Port of Saint Helens, Oregon, Pollution Control
              Revenue, Portland General Electric Co. Series A,
              4.25%, 4/01/10..................................      2,000
    1,600   Port of Saint Helens, Oregon, Pollution Control
              Revenue, Portand General Electric Co., Series B,
              4.25%, 6/01/10..................................      1,600
    1,400   Saint Charles Parish, Louisiana, Pollution Control
              Revenue, Shell Oil Project, 4.20%, 10/01/22.....      1,400
    4,900   Southwest, Texas, Higher Education Authority
              Revenue, Southern Methodist University Series
              85, 4.20%, 7/01/15..............................      4,900
    4,700   Valdez, Alaska, Marine Terminal Authority, Exxon,
              Series 85, 4.20%, 10/01/25......................      4,700
    3,000   West Side Calhoun County, Texas, Pollution Control
              Revenue, 4.50%, 12/01/15........................      3,000
                                                                ----------
                                                                  104,990
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                Municipal Money Market Portfolio

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL MONEY MARKET PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
          WEEKLY VARIABLE RATE BONDS (22.6%)
$   1,000   Albuquerque, New Mexico, Revenue Bond, Series A,
              4.20%, 7/01/22..................................  $   1,000
    1,000   Beaver County, Pennsylvania, Industrial
              Development Authority, Duquesne Light Series,
              4.15%, 8/01/09..................................      1,000
    1,000   Beaver County, Pennsylvania, Industrial
              Development Authority, Duquesne Light Series,
              4.15%, 8/01/20..................................      1,000
    1,000   Brunswick & Glynn County, Georgia, Development
              Authority, Series 85, 4.25%, 12/01/15...........      1,000
    7,000   Burke County, Georgia, Development Authority,
              Oglethorpe, Series 93A, 4.20%, 1/01/16..........      7,000
    5,900   Charlotte, North Carolina, Airport, Series 93A,
              4.20%, 7/01/16..................................      5,900
    2,500   City of Columbia, Missouri, Special Revenue Bonds,
              Series 88A, 4.25%, 6/01/08......................      2,500
    1,500   City of Columbia, Missouri, Water & Electric
              Revenue Bonds, Series 85B, 4.25%, 12/01/15......      1,500
      300   City of Forsyth, Montana, Pollution Control
              Revenue, Series B, 4.15%, 6/01/13...............        300
      700   City of Forsyth, Montana, Pollution Control
              Revenue, Series D, 4.15%, 6/01/13...............        700
    2,600   City of Midlothian, Texas, Industrial Development
              Corp., Pollution Control Revenue, Box-Crow
              Cement Co., 4.80%, 12/01/09.....................      2,600
    7,900   Clark County, Nevada, Airport Revenue Bonds,
              Series 93A, 4.40%, 7/01/12......................      7,900
    2,700   Clark County, Nevada, Airport Revenue Bonds,
              Series 95-A1, 4.15%, 7/01/25....................      2,700
      305   Clear Creek County, Colorado, Revenue Bonds,
              Colorado Finance Pool Program, 4.30%, 6/01/98...        305
      600   Colorado Student Obligation Bond Authority,
              Student Loan Revenue, Series 91C1, 4.50%,
              8/01/00.........................................        600
    7,300   Dade County, Florida, Water & Sewer Revenue Bonds,
              4.35%, 10/05/22.................................      7,300
    1,200   Delaware County, Pennsylvania, Industrial
              Development Authority, Scott Paper Series D,
              4.15%, 12/01/18.................................      1,200
      500   Delaware County, Pennsylvania, Industrial
              Development Authority, Scott Paper Series E,
              4.15%, 12/01/18.................................        500
    3,000   Foothill/Eastern California Toll Road Revenue,
              TRANS Series 95C, 4.20%, 1/02/35................      3,000
    5,000   Harris County, Texas, Series 94G, 3.90%,
              8/01/26.........................................      5,000
   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
$   5,000   Harris County, Texas, Series 94H, 3.90%,
              8/01/20.........................................  $   5,000
      300   Illinois Development Finance Authority, A.E.
              Staley Manufacturing Series 85, 4.25%,
              12/01/05........................................        300
    1,000   Lehigh County, Pennsylvania, Allegheny Electric
              Cooperative, 4.25%, 12/01/15....................      1,000
    2,600   Louisiana Public Facilities Authority, Hospital
              Revenue, Series 85, 4.25%, 12/01/00.............      2,600
    1,000   Massachusetts Health & Education Facilities
              Authority, Series G-1, 3.75%, 1/01/19...........      1,000
    1,100   Mobile, Alabama, Industrial Development Board,
              Scott Paper Series A, 4.15%, 12/01/19...........      1,100
    1,500   Mobile, Alabama, Industrial Development Board,
              Scott Paper Series B, 4.15%, 12/01/19...........      1,500
    3,900   Nueces County, Texas, Health Facilities, Driscoll
              Childrens' Foundation, 4.30%, 7/01/15...........      3,900
    1,500   Person County, North Carolina, Carolina Power &
              Light, 4.30%, 11/01/19..........................      1,500
      235   Pinellas County, Florida, Health Facilities,
              Bayfront Medical Center, Series 89, 4.20%,
              6/01/98.........................................        235
    1,000   Pinellas County, Florida, Health Facilities,
              Bayfront Medical Center, Series 89, 4.20%,
              6/01/09.........................................      1,000
      500   Polk County, Iowa, Hospital Equipment &
              Improvement Authority, 4.25%, 12/01/05..........        500
      800   Port Development Corporation Marine Terminal,
              Texas, Series 89, 4.15%, 1/15/14................        800
    1,500   Port of Corpus Christi, Texas, Marine Terminal,
              R.J. Reynolds Metals Series, 4.25%, 9/01/14.....      1,500
      600   Putnam County, Florida, Development Authority,
              Seminole Electric Series 84 H1, 4.30%,
              3/15/14.........................................        600
    1,000   Rapides Parish, Louisiana, Central Louisiana
              Electric Series, 3.95%, 7/01/18.................      1,000
      700   Sheboygan, Wisconsin, Wisconsin Power & Light
              Series, 4.25%, 8/01/14..........................        700
    1,100   University of North Carolina, Chapel Hill Fund
              Inc., Certificates of Participation, 4.30%,
              10/01/09........................................      1,100
    2,000   Washington Public Power, Series 93-1A3, 4.15%,
              7/01/17.........................................      2,000
                                                                ----------
                                                                   80,340
                                                                ----------
  TOTAL VARIABLE/FLOATING RATE INSTRUMENTS....................    185,330
                                                                ----------
TOTAL TAX-EXEMPT INSTRUMENTS (Cost $337,689)..................    337,689
                                                                ----------

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
Municipal Money Market Portfolio

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        Institutional Fund, Inc.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

THE MUNICIPAL MONEY MARKET PORTFOLIO (CONT.)
--------------------------------------------------------------------------------

   FACE                                                         AMORTIZED
  AMOUNT                                                           COST
  (000)                                                           (000)
------------------------------------------------------------
TAXABLE INSTRUMENTS (4.3%)
  US GOVERNMENT & AGENCY OBLIGATIONS (4.3%)
            Federal Home Loan Bank
$   5,200     Discount Note, 6.00%, 7/06/95...................  $   5,196
   10,000     Discount Note, 5.95%, 7/31/95...................      9,951
                                                                ----------
TOTAL TAXABLE INSTRUMENTS (Cost $15,147)......................     15,147
                                                                ----------
TOTAL INVESTMENTS (99.5%) (Cost $352,836).....................    352,836
                                                                ----------

                                                                  VALUE
                                                                  (000)
                                                                ----------
OTHER ASSETS (0.7%)
  Cash............................................  $       13
  Interest Receivable.............................       2,514
  Other...........................................          20       2,547
                                                    ----------
LIABILITIES (-0.2%)
  Dividends Payable...............................        (487)
  Investment Advisory Fees Payable................        (259)
  Administrative Fees Payable.....................         (61)
  Custodian Fees Payable..........................         (19)
  Director's Fees and Expenses Payable............          (1)
  Other Liabilities...............................          (8)       (835)
                                                    ----------  ----------
NET ASSETS (100%).............................................  $  354,548
                                                                ----------
                                                                ----------

                                                                  VALUE
                                                                  (000)
------------------------------------------------------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  Applicable to 354,531,447 outstanding $.001 par value shares
  (authorized 1,000,000,000 shares)...........................       $1.00
                                                                ----------
                                                                ----------

------------------------------------------------------------

TRANS --    Tax & Revenue Anticipation Notes

Variable/Floating Rate Instruments. The interest rate changes on these instruments are based upon a designated base rate. These instruments are payable on demand and are secured by a letter of credit or other support agreements.

Maturity dates disclosed for Variable/Floating Rate Instruments are the ultimate maturity dates. The effective maturity dates for such securities are the next interest reset dates which are seven days or less.

Interest rates disclosed for US Government & Agency Obligations represent effective yields at June 30, 1995.

At June 30, 1995, approximately 19% of the net assets were invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

The accompanying notes are an integral part of the financial statements. (Pages
                                    144-152)

--------------------------------------------------------------------------------
                                                Municipal Money Market Portfolio

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        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     ACTIVE
                                                    COUNTRY        ASIAN     EMERGING      EUROPEAN        GLOBAL
                                                 ALLOCATION       EQUITY      MARKETS        EQUITY        EQUITY
                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                 SIX MONTHS   SIX MONTHS   SIX MONTHS    SIX MONTHS    SIX MONTHS
                                                 ENDED JUNE   ENDED JUNE   ENDED JUNE    ENDED JUNE    ENDED JUNE
                                                   30, 1995     30, 1995     30, 1995      30, 1995      30, 1995
                                                      (000)        (000)        (000)         (000)         (000)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                       $   2,400    $   3,380    $  10,644     $     719     $   1,207
  Interest                                              113          492        2,491            96            15
  Less Foreign Taxes Withheld                          (345)        (305)      (1,253)         (101)         (123)
                                               ------------  -----------  -----------        ------        ------
    Total Income                                      2,168        3,567       11,882           714         1,099
                                               ------------  -----------  -----------        ------        ------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser                               535        1,105        5,433           155           328
    Less: Fees Waived                                  (306)        (228)        (447)          (62)          (72)
                                               ------------  -----------  -----------        ------        ------
  Investment Advisory Fees -- Net                       229          877        4,986            93           256
  Administrative Fees                                   157          223          690            39            71
  Sub-Administrative Fees                                --           --           93            --            --
  Custodian Fees                                        187          197        1,497            18            26
  Filing and Registration Fees                           19           23           49            16            23
  Insurance                                              10           12           39             1             2
  Directors' Fees and Expenses                            2            2            2             2             2
  Legal Fees                                              5            8           28             1             3
  Audit Fees                                             21           20           74            19            19
  Shareholder Reports                                    24           15           47             4             7
  Brazilian Tax Expense                                  --           --            5            --            --
  Other Expenses                                          5            6           67             1             2
                                               ------------  -----------  -----------        ------        ------
    Total Expenses                                      659        1,383        7,577           194           411
                                               ------------  -----------  -----------        ------        ------
NET INVESTMENT INCOME                                 1,509        2,184        4,305           520           688
                                               ------------  -----------  -----------        ------        ------
NET REALIZED GAIN (LOSS):
  Investments Sold                                      (53)       4,322      (15,596)           79         4,168
  Foreign Currency Transactions                      (6,542)         145         (193)          308           (61)
                                               ------------  -----------  -----------        ------        ------
    Total Net Realized Gain (Loss)                   (6,595)       4,467      (15,789)          387         4,107
                                               ------------  -----------  -----------        ------        ------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                      2,751       16,643      (54,529)        3,390         4,554
                                               ------------  -----------  -----------        ------        ------
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED
  APPRECIATION (DEPRECIATION)                        (3,844)      21,110      (70,318)        3,777         8,661
                                               ------------  -----------  -----------        ------        ------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     $  (2,335)   $  23,294    $ (66,013)    $   4,297     $   9,349
                                               ------------  -----------  -----------        ------        ------
                                               ------------  -----------  -----------        ------        ------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERNATIONAL   INTERNATIONAL      JAPANESE
                                                                      EQUITY       SMALL CAP        EQUITY   LATIN AMERICAN
                                                        GOLD       PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                               PORTFOLIO SIX      SIX MONTHS      SIX MONTHS    SIX MONTHS      JANUARY 18,
                                                MONTHS ENDED  ENDED JUNE 30,  ENDED JUNE 30,    ENDED JUNE    1995* TO JUNE
                                               JUNE 30, 1995            1995            1995      30, 1995         30, 1995
                                                       (000)           (000)           (000)         (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                        $      49       $  23,057       $   3,633     $     187        $     132
  Interest                                                69           1,853             328             2               33
  Less Foreign Taxes Withheld                             (3)         (3,035)           (445)          (28)             (12)
                                                      ------         -------          ------  ------------            -----
    Total Income                                         115          21,875           3,516           161              153
                                                      ------         -------          ------  ------------            -----
EXPENSES:
  Investment Advisory Fees
    Basic Fees -- Adviser                                 84           5,326             842           136               57
    Basic Fees -- Sub Adviser                             56              --              --            --               --
    Less: Fees Waived -- Adviser                         (31)           (195)            (91)          (56)             (57)
        Fees Waived -- Sub Adviser                       (21)             --              --            --               --
                                                      ------         -------          ------  ------------            -----
  Investment Advisory Fees -- Net                         88           5,131             751            80               --
  Administrative Fees                                     24           1,057             145            31               10
  Sub-Administrative Fees                                 --              --              --            --                4
  Custodian Fees                                           7             241              59            11               39
  Filing and Registration Fees                            18              25              22            16               21
  Insurance                                                1              56               6             2               --
  Directors' Fees and Expenses                             2               2               2             2                2
  Legal Fees                                               1              38               5             1               --
  Audit Fees                                              20              31              17            21               19
  Shareholder Reports                                     12              55              10             4               --
  Brazilian Tax Expense                                   --              --              --            --               45
  Other Expenses                                           3              25               3             1                8
  Expenses Reimbursed by Adviser                          --              --              --            --              (16)
                                                      ------         -------          ------  ------------            -----
    Total Expenses                                       176           6,661           1,020           169              132
                                                      ------         -------          ------  ------------            -----
NET INVESTMENT INCOME (LOSS)                             (61)         15,214           2,496            (8)              21
                                                      ------         -------          ------  ------------            -----
NET REALIZED GAIN (LOSS):
  Investments Sold                                       268          49,958           4,341        (2,999)            (747)
  Foreign Currency Transactions                           (1)         (7,755)           (320)       (1,570)              (7)
                                                      ------         -------          ------  ------------            -----
    Total Net Realized Gain (Loss)                       267          42,203           4,021        (4,569)            (754)
                                                      ------         -------          ------  ------------            -----
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                       1,862           7,737          (2,754)       (2,373)              24
                                                      ------         -------          ------  ------------            -----
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED
  APPRECIATION (DEPRECIATION)                          2,129          49,940           1,267        (6,942)            (730)
                                                      ------         -------          ------  ------------            -----
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                      $   2,068       $  65,154       $   3,763     $  (6,950)       $    (709)
                                                      ------         -------          ------  ------------            -----
                                                      ------         -------          ------  ------------            -----

---------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                             AGGRESSIVE     EMERGING       EQUITY      SMALL CAP      U.S. REAL        VALUE
                                 EQUITY       GROWTH       GROWTH   VALUE EQUITY         ESTATE       EQUITY      BALANCED
                              PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                               MARCH 8,   SIX MONTHS   SIX MONTHS     SIX MONTHS   FEBRUARY 24,   SIX MONTHS    SIX MONTHS
                               1995* TO        ENDED        ENDED          ENDED       1995* TO        ENDED         ENDED
                               JUNE 30,     JUNE 30,     JUNE 30,       JUNE 30,       JUNE 30,     JUNE 30,      JUNE 30,
                                   1995         1995         1995           1995           1995         1995          1995
                                  (000)        (000)        (000)          (000)          (000)        (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                   $      79    $     115    $   1,083      $     768      $     742    $   1,616     $     180
  Interest                           36          242          404             51             59          113           321
                                 ------  -----------  -----------         ------         ------  -----------        ------
    Total Income                    115          357        1,487            819            801        1,729           501
                                 ------  -----------  -----------         ------         ------  -----------        ------
EXPENSES:
  Investment Advisory
    Fees:
    Basic Fees -- Adviser            29          623          356            182             68          223            51
    Less: Fees Waived               (29)         (19)         (61)           (58)           (58)         (52)          (43)
                                 ------  -----------  -----------         ------         ------  -----------        ------
  Investment Advisory
    Fees -- Net                      --          604          295            124             10          171             8
  Administrative Fees                 6          101           96             38             13           72            19
  Custodian Fees                      5           14           20             11              9           14             6
  Filing and Registration
    Fees                             15           18           22             14             23           18            14
  Insurance                          --            5            4              1             --            3             1
  Directors' Fees and
    Expenses                          2            2            2              2              2            2             2
  Legal Fees                         11            3            3              1             11            2            --
  Audit Fees                          8           13           13             13              8           13            13
  Shareholder Reports                 7           16           16              8              9           14             6
  Other Expenses                      1            4            3              2              1            3             2
  Expenses Reimbursed by
    Adviser                         (18)          --           --             --             --           --            --
                                 ------  -----------  -----------         ------         ------  -----------        ------
    Total Expenses                   37          780          474            214             86          312            71
                                 ------  -----------  -----------         ------         ------  -----------        ------
NET INVESTMENT INCOME
  (LOSS)                             78         (423)       1,013            605            715        1,417           430
                                 ------  -----------  -----------         ------         ------  -----------        ------
NET REALIZED GAIN (LOSS):
  Investments Sold                  716        2,535        6,369             (4)           310        2,940           412
  Written Options                    (3)          --           --             --             --           --            --
  Securities Sold Short              (2)          --           --             --             --           --            --
                                 ------  -----------  -----------         ------         ------  -----------        ------
    Total Net Realized
     Gain (Loss)                    711        2,535        6,369             (4)           310        2,940           412
                                 ------  -----------  -----------         ------         ------  -----------        ------
CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION)                  1,154       13,677       17,570          4,111          1,300       11,254         1,872
                                 ------  -----------  -----------         ------         ------  -----------        ------
TOTAL NET REALIZED GAIN
  AND CHANGE IN
  UNREALIZED APPRECIATION
  (DEPRECIATION)                  1,865       16,212       23,939          4,107          1,610       14,194         2,284
                                 ------  -----------  -----------         ------         ------  -----------        ------
  Net Increase in Net
    Assets Resulting from
    Operations                $   1,943    $  15,789    $  24,952      $   4,712      $   2,325    $  15,611     $   2,714
                                 ------  -----------  -----------         ------         ------  -----------        ------
                                 ------  -----------  -----------         ------         ------  -----------        ------

---------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                   EMERGING                    GLOBAL                   MUNICIPAL
                                    MARKETS        FIXED        FIXED                        BOND        MONEY     MUNICIPAL
                                       DEBT       INCOME       INCOME    HIGH YIELD     PORTFOLIO       MARKET  MONEY MARKET
                                  PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO   JANUARY 18,    PORTFOLIO     PORTFOLIO
                                 SIX MONTHS   SIX MONTHS   SIX MONTHS    SIX MONTHS      1995* TO   SIX MONTHS    SIX MONTHS
                                 ENDED JUNE   ENDED JUNE   ENDED JUNE    ENDED JUNE      JUNE 30,   ENDED JUNE    ENDED JUNE
                                   30, 1995     30, 1995     30, 1995      30, 1995          1995     30, 1995      30, 1995
                                      (000)        (000)        (000)         (000)         (000)        (000)         (000)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                       $      --    $      --    $      --     $      49     $      --    $      --     $      --
  Interest                           14,720        7,084        3,659         4,262           990       24,336         7,333
                                -----------  -----------  -----------  ------------        ------  -----------        ------
    Total Income                     14,720        7,084        3,659         4,311           990       24,336         7,333
                                -----------  -----------  -----------  ------------        ------  -----------        ------
EXPENSES:
  Investment Advisory Fees:
    Basic Fees -- Adviser               814          333          188           178            69        1,218           557
    Less: Fees Waived                    --         (142)        (115)          (43)          (62)          --            --
                                -----------  -----------  -----------  ------------        ------  -----------        ------
  Investment Advisory
    Fees --- Net                        814          191           73           135             7        1,218           557
  Administrative Fees                   131          155           77            63            32          631           301
  Custodian Fees                         82           15           28            13             5           34            29
  Filing and Registration Fees           22           13           14            20            20           22             9
  Insurance                               5            9            6             6            --           44            19
  Directors' Fees and Expenses            2            2            2             2             2            2             2
  Legal Fees                              5            6            3             2             1           16            10
  Audit Fees                             49           13           18            16            10            8            11
  Shareholder Reports                    12           15           11             8            11           19            13
  Other Expenses                         69            9            4             3             1           18             9
                                -----------  -----------  -----------  ------------        ------  -----------        ------
    Total Expenses                    1,191          428          236           268            89        2,012           960
                                -----------  -----------  -----------  ------------        ------  -----------        ------
NET INVESTMENT INCOME                13,529        6,656        3,423         4,043           901       22,324         6,373
                                -----------  -----------  -----------  ------------        ------  -----------        ------
NET REALIZED GAIN (LOSS):
  Investments Sold                   (4,292)       1,372       (2,954)       (3,196)          178           79            (1)
  Foreign Currency
    Transactions                        (65)          43          202            --            --           --            --
  Written Options                       532           --           --            --            --           --            --
  Securities Sold Short                 957           --           --            --            --           --            --
                                -----------  -----------  -----------  ------------        ------  -----------        ------
    Total Net Realized Gain
     (Loss)                          (2,868)       1,415       (2,752)       (3,196)          178           79            (1)
                                -----------  -----------  -----------  ------------        ------  -----------        ------
CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)        13,649       12,075       10,244         8,636           739           --            --
                                -----------  -----------  -----------  ------------        ------  -----------        ------
TOTAL NET REALIZED GAIN (LOSS)
  AND CHANGE IN UNREALIZED
  APPRECIATION (DEPRECIATION)        10,781       13,490        7,492         5,440           917           79            (1)
                                -----------  -----------  -----------  ------------        ------  -----------        ------
  Net Increase in Net Assets
    Resulting
    from Operations             $    24,310  $    20,146  $    10,915  $      9,483  $      1,818  $    22,403  $      6,372
                                -----------  -----------  -----------  ------------        ------  -----------        ------
                                -----------  -----------  -----------  ------------        ------  -----------        ------

---------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                  YEAR ENDED           ENDED
                                                                DECEMBER 31,   JUNE 30, 1995
                                                                        1994     (UNAUDITED)
                                                                       (000)           (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                            $   2,652       $   1,509
  Net Realized Gain (Loss)                                             8,147          (6,595)
  Change in Unrealized Appreciation (Depreciation)                   (12,455)          2,751
                                                              --------------  --------------
  Net Decrease in Net Assets Resulting from Operations                (1,656)         (2,335)
                                                              --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                               (1,773)             --
  Net Realized Gain                                                   (4,419)         (6,990)
                                                              --------------  --------------
  Total Distributions                                                 (6,192)         (6,990)
                                                              --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                         169,994          53,802
  Distributions Reinvested                                             5,395           6,629
  Redeemed                                                          (135,418)        (79,836)
                                                              --------------  --------------
  Net Increase (Decrease) from Capital Share Transactions             39,971         (19,405)
                                                              --------------  --------------
  Total Increase (Decrease) in Net Assets                             32,123         (28,730)
NET ASSETS:
  Beginning of Period                                                150,854         182,977
                                                              --------------  --------------
  End of Period (2)                                                $ 182,977       $ 154,247
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                   14,259           4,939
  Shares Issued on Distributions Reinvested                              458             594
  Shares Redeemed                                                    (11,357)         (7,224)
                                                              --------------  --------------
  Net Increase (Decrease) in Capital Shares Outstanding                3,360          (1,691)
                                                              --------------  --------------
                                                              --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                             $      168,882  $      149,477
  Undistributed Net Investment Income                                  1,418           2,927
  Accumulated Net Realized Gain (Loss)                                 7,989          (5,596)
  Unrealized Appreciation                                              4,688           7,439
                                                              --------------  --------------
                                                              $      182,977  $      154,247
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                  YEAR ENDED           ENDED
                                                                DECEMBER 31,   JUNE 30, 1995
                                                                        1994     (UNAUDITED)
                                                                       (000)           (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                            $   1,397       $   2,184
  Net Realized Gain                                                   32,848           4,467
  Change in Unrealized Appreciation (Depreciation)                   (80,975)         16,643
                                                              --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                        (46,730)         23,294
                                                              --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                 (972)         (1,879)
  Net Realized Gain                                                   (5,840)        (29,033)
                                                              --------------  --------------
  Total Distributions                                                 (6,812)        (30,912)
                                                              --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                         213,200         351,505
  Distributions Reinvested                                             6,036          28,066
  Redeemed                                                          (175,924)       (358,462)
                                                              --------------  --------------
  Net Increase from Capital Share Transactions                        43,312          21,109
                                                              --------------  --------------
  Total Increase (Decrease) in Net Assets                            (10,230)         13,491
NET ASSETS:
  Beginning of Period                                                287,136         276,906
                                                              --------------  --------------
  End of Period (2)                                                $ 276,906       $ 290,397
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                    9,345          18,577
  Shares Issued on Distributions Reinvested                              233           1,481
  Shares Redeemed                                                     (7,685)        (18,717)
                                                              --------------  --------------
  Net Increase in Capital Shares Outstanding                           1,893           1,341
                                                              --------------  --------------
                                                              --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                             $      207,594  $      228,703
  Undistributed Net Investment Income                                  1,886           2,191
  Accumulated Net Realized Gain                                       32,350           7,784
  Unrealized Appreciation                                             35,076          51,719
                                                              --------------  --------------
                                                              $      276,906  $      290,397
                                                              --------------  --------------
                                                              --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                  YEAR ENDED           ENDED
                                                                DECEMBER 31,   JUNE 30, 1995
                                                                        1994     (UNAUDITED)
                                                                       (000)           (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                     $  (2,302)      $   4,305
  Net Realized Gain (Loss) (Net of India tax of $1,159 and
   $725 on net realized gains for the Year Ended December
   31, 1994 and the period ended June 30, 1995,
   respectively.)                                                     66,824         (15,789)
  Change in Unrealized Appreciation (Depreciation)                  (168,042)        (54,529)
                                                              --------------  --------------
  Net Decrease in Net Assets Resulting from Operations              (103,520)        (66,013)
                                                              --------------  --------------
DISTRIBUTIONS:
  Net Realized Gain                                                  (37,393)        (52,592)
                                                              --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                         579,390         249,111
  Distributions Reinvested                                            35,730          50,609
  Redeemed                                                          (279,921)       (141,122)
                                                              --------------  --------------
  Net Increase from Capital Share Transactions                       335,199         158,598
                                                              --------------  --------------
  Total Increase in Net Assets                                       194,286          39,993
NET ASSETS:
  Beginning of Period                                                735,352         929,638
                                                              --------------  --------------
  End of Period (2)                                                $ 929,638       $ 969,631
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                   32,685          18,239
  Shares Issued on Distributions Reinvested                            1,974           3,374
  Shares Redeemed                                                    (16,342)        (10,416)
                                                              --------------  --------------
  Net Increase in Capital Shares Outstanding                          18,317          11,197
                                                              --------------  --------------
                                                              --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                             $      818,267  $      976,865
  Accumulated Net Investment Income (Loss)                              (785)          3,520
  Accumulated Net Realized Gain (Loss)                                65,253          (3,128)
  Unrealized Appreciation (Depreciation) (Net of India tax
   of $4,779 and $771 on unrealized appreciation on
   investments at December 31, 1994 and at June 30, 1995,
   respectively.)                                                     46,903          (7,626)
                                                              --------------  --------------
                                                              $      929,638  $      969,631
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                  YEAR ENDED           ENDED
                                                                DECEMBER 31,   JUNE 30, 1995
                                                                        1994     (UNAUDITED)
                                                                       (000)           (000)
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                            $     159       $     520
  Net Realized Gain                                                    2,606             387
  Change in Unrealized Appreciation (Depreciation)                    (1,886)          3,390
                                                              --------------  --------------
  Net Increase in Net Assets Resulting from Operations                   879           4,297
                                                              --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                  (87)             (6)
  Net Realized Gain                                                     (251)         (2,445)
                                                              --------------  --------------
  Total Distributions                                                   (338)         (2,451)
                                                              --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                          39,425          29,087
  Distributions Reinvested                                               337           2,269
  Redeemed                                                           (25,350)        (12,212)
                                                              --------------  --------------
  Net Increase from Capital Share Transactions                        14,412          19,144
                                                              --------------  --------------
  Total Increase in Net Assets                                        14,953          20,990
NET ASSETS:
  Beginning of Period                                                 12,681          27,634
                                                              --------------  --------------
  End of Period (2)                                                $  27,634       $  48,624
                                                              --------------  --------------
                                                              --------------  --------------

--------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                    2,791           2,194
  Shares Issued on Distributions Reinvested                               27             177
  Shares Redeemed                                                     (1,818)           (910)
                                                              --------------  --------------
  Net Increase in Capital Shares Outstanding                           1,000           1,461
                                                              --------------  --------------
                                                              --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                             $       25,071  $       44,215
  Undistributed Net Investment Income                                     31             545
  Accumulated Net Realized Gain                                        2,731             673
  Unrealized Appreciation (Depreciation)                                (199)          3,191
                                                              --------------  --------------
                                                              $       27,634  $       48,624
                                                              --------------  --------------
                                                              --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $     450       $     688
  Net Realized Gain                                                         1,493           4,107
  Change in Unrealized Appreciation (Depreciation)                         (1,816)          4,554
                                                                   --------------  --------------
  Net Increase in Net Assets Resulting from Operations                        127           9,349
                                                                   --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                      (170)           (330)
  Net Realized Gain                                                        (1,756)         (1,103)
                                                                   --------------  --------------
  Total Distributions                                                      (1,926)         (1,433)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               72,166          18,390
  Distributions Reinvested                                                  1,926           1,398
  Redeemed                                                                (13,276)        (24,954)
                                                                   --------------  --------------
  Net Increase (Decrease) from Capital Share Transactions                  60,816          (5,166)
                                                                   --------------  --------------
  Total Increase in Net Assets                                             59,017           2,750
NET ASSETS:
  Beginning of Period                                                      19,918          78,935
                                                                   --------------  --------------
  End of Period (2)                                                     $  78,935       $  81,685
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         5,281           1,342
  Shares Issued on Distributions Reinvested                                   154             106
  Shares Redeemed                                                            (982)         (1,799)
                                                                   --------------  --------------
  Net Increase (Decrease) in Capital Shares Outstanding                     4,453            (351)
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $  75,435       $  70,269
  Undistributed Net Investment Income                                         373             731
  Accumulated Net Realized Gain                                             1,568           4,572
  Unrealized Appreciation                                                   1,559           6,113
                                                                   --------------  --------------
                                                                        $  78,935       $  81,685
                                                                   --------------  --------------
                                                                   --------------  --------------

--------------------------------------------------------------------------------
THE GOLD PORTFOLIO

--------------------------------------------------------------------------------

                                                                      PERIOD FROM
                                                                      FEBRUARY 1,      SIX MONTHS
                                                                            1994*           ENDED
                                                                  TO DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                                          $      77       $     (61)
  Net Realized Gain                                                           971             267
  Change in Unrealized Appreciation (Depreciation)                         (2,809)          1,862
                                                                          -------  --------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                              (1,761)          2,068
                                                                          -------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                       (38)            (37)
  Net Realized Gain                                                            --            (805)
                                                                          -------  --------------
  Total Distributions                                                         (38)           (842)
                                                                          -------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               40,892          16,036
  Distributions Reinvested                                                     32             750
  Redeemed                                                                 (8,882)        (27,701)
                                                                          -------  --------------
  Net Increase (Decrease) from Capital Share Transactions                  32,042         (10,915)
                                                                          -------  --------------
  Total Increase (Decrease) in Net Assets                                  30,243          (9,689)

NET ASSETS:
  Beginning of Period                                                          --          30,243
                                                                          -------  --------------
  End of Period (2)                                                     $  30,243       $  20,554
                                                                          -------  --------------
                                                                          -------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         4,264           1,816
  Shares Issued on Distributions Reinvested                                     3              87
  Shares Redeemed                                                            (954)         (3,059)
                                                                          -------  --------------
  Net Increase (Decrease) in Capital Shares Outstanding                     3,313          (1,156)
                                                                          -------  --------------
                                                                          -------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $  32,042       $  21,127
  Accumulated Net Investment Income (Loss)                                     36             (62)
  Accumulated Net Realized Gain                                               974             436
  Unrealized Depreciation                                                  (2,809)           (947)
                                                                          -------  --------------
                                                                        $  30,243       $  20,554
                                                                          -------  --------------
                                                                          -------  --------------
-----------------
* Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                     YEAR ENDED           ENDED
                                                                   DECEMBER 31,   JUNE 30, 1995
                                                                           1994     (UNAUDITED)
                                                                          (000)           (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                            $     13,406  $       15,214
  Net Realized Gain                                                      64,532          42,203
  Change in Unrealized Appreciation (Depreciation)                       46,399           7,737
                                                                   ------------  --------------
  Net Increase in Net Assets Resulting from Operations                  124,337          65,154
                                                                   ------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                 (11,956)             --
  Net Realized Gain                                                     (18,019)        (68,023)
                                                                   ------------  --------------
  Total Distributions                                                   (29,975)        (68,023)
                                                                   ------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                            330,843         142,813
  Distributions Reinvested                                               25,762          66,422
  Redeemed                                                              (93,242)        (72,833)
                                                                   ------------  --------------
  Net Increase from Capital Share Transactions                          263,363         136,402
                                                                   ------------  --------------
  Total Increase in Net Assets                                          357,725         133,533

NET ASSETS:
  Beginning of Period                                                   947,045       1,304,770
                                                                   ------------  --------------
  End of Period (2)                                                $  1,304,770  $    1,438,303
                                                                   ------------  --------------
                                                                   ------------  --------------

-----------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                      22,148         142,813
  Shares Issued on Distributions Reinvested                               1,872          66,422
  Shares Redeemed                                                        (6,156)        (72,833)
                                                                   ------------  --------------
  Net Increase in Capital Shares Outstanding                             17,864         136,402
                                                                   ------------  --------------
                                                                   ------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                  $  1,001,514  $    1,137,916
  Undistributed Net Investment Income                                     7,083          22,297
  Accumulated Net Realized Gain                                          70,335          44,515
  Unrealized Appreciation                                               225,838         233,575
                                                                   ------------  --------------
                                                                   $  1,304,770  $    1,438,303
                                                                   ------------  --------------
                                                                   ------------  --------------

--------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $   1,413       $   2,496
  Net Realized Gain (Loss)                                                 (2,342)          4,021
  Change in Unrealized Appreciation (Depreciation)                         (5,180)         (2,754)
                                                                   --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations          (6,109)          3,763
                                                                   --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                       (96)           (280)
  In Excess of Net Investment Income                                         (794)             --
                                                                   --------------  --------------
  Total Distributions                                                        (890)           (280)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                              132,287          37,771
  Distributions Reinvested                                                    763             211
  Redeemed                                                                (18,784)        (14,548)
                                                                   --------------  --------------
  Net Increase from Capital Share Transactions                            114,266          23,434
                                                                   --------------  --------------
  Total Increase in Net Assets                                            107,267          26,917

NET ASSETS:
  Beginning of Period                                                      52,834         160,101
                                                                   --------------  --------------
  End of Period (2)                                                     $ 160,101       $ 187,018
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         8,068           2,492
  Shares Issued on Distributions Reinvested                                    52              14
  Shares Redeemed                                                          (1,164)           (955)
                                                                   --------------  --------------
  Net Increase in Capital Shares Outstanding                                6,956           1,551
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 162,928       $ 186,362
  Undistributed Net Investment Income                                         703           2,919
  Accumulated Net Realized Gain (Loss)                                     (1,989)          2,032
  Unrealized Depreciation                                                  (1,541)         (4,295)
                                                                   --------------  --------------
                                                                        $ 160,101       $ 187,018
                                                                   --------------  --------------
                                                                   --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE JAPANESE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                      PERIOD FROM
                                                                        APRIL 25,      SIX MONTHS
                                                                         1994* TO           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Loss                                                   $     (31)      $      (8)
  Net Realized Loss                                                          (527)         (4,569)
  Change in Unrealized Appreciation (Depreciation)                           (215)         (2,373)
                                                                   --------------  --------------
  Net Decrease in Net Assets Resulting from Operations                       (773)         (6,950)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               69,015          33,525
  Redeemed                                                                (17,910)        (55,161)
                                                                   --------------  --------------
  Net Increase (Decrease) from Capital Share Transactions                  51,105         (21,636)
                                                                   --------------  --------------
  Total Increase (Decrease) in Net Assets                                  50,332         (28,586)

NET ASSETS:
  Beginning of Period                                                          --          50,332
                                                                   --------------  --------------
  End of Period (2)                                                     $  50,332       $  21,746
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         6,910           3,855
  Shares Redeemed                                                          (1,789)         (6,321)
                                                                   --------------  --------------
  Net Increase (Decrease) in Capital Shares Outstanding                     5,121          (2,466)
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $  50,808       $  29,172
  Accumulated Net Investment Loss                                            (261)           (269)
  Accumulated Net Realized Loss                                                --          (4,569)
  Unrealized Depreciation                                                    (215)         (2,588)
                                                                   --------------  --------------
                                                                        $  50,332       $  21,746
                                                                   --------------  --------------
                                                                   --------------  --------------
-----------------
*Commencement of operations.

--------------------------------------------------------------------------------
THE LATIN AMERICAN PORTFOLIO

--------------------------------------------------------------------------------

                                                                                      PERIOD FROM
                                                                                      JANUARY 18,
                                                                                            1995*
                                                                                      TO JUNE 30,
                                                                                             1995
                                                                                      (UNAUDITED)
                                                                                            (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                 $      21
  Net Realized Loss                                                                          (754)
  Change in Unrealized Appreciation                                                            24
                                                                                          -------
  Net Decrease in Net Assets Resulting from Operations                                       (709)
                                                                                          -------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                               17,894
  Redeemed                                                                                 (3,232)
                                                                                          -------
  Net Increase from Capital Share Transactions                                             14,662
                                                                                          -------
  Total Increase in Net Assets                                                             13,953

NET ASSETS:
  Beginning of Period                                                                          --
                                                                                          -------
  End of Period (2)                                                                     $  13,953
                                                                                          -------
                                                                                          -------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                         1,956
  Shares Redeemed                                                                            (370)
                                                                                          -------
  Net Increase in Capital Shares Outstanding                                                1,586
                                                                                          -------
                                                                                          -------
(2) Net Assets were comprised of:
  Paid in Capital                                                                       $  14,662
  Undistributed Net Investment Income                                                          21
  Accumulated Net Realized Loss                                                              (754)
  Unrealized Appreciation                                                                      24
                                                                                          -------
                                                                                        $  13,953
                                                                                          -------
                                                                                          -------
-----------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE AGGRESSIVE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                      PERIOD FROM
                                                                                   MARCH 8, 1995*
                                                                                      TO JUNE 30,
                                                                                             1995
                                                                                      (UNAUDITED)
                                                                                            (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                 $      78
  Net Realized Gain                                                                           711
  Change in Unrealized Appreciation                                                         1,154
                                                                                          -------
  Net Increase in Net Assets Resulting from Operations                                      1,943
                                                                                          -------
DISTRIBUTIONS:
  Net Investment Income                                                                       (16)
                                                                                          -------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                               16,751
  Distributions Reinvested                                                                     15
  Redeemed                                                                                   (438)
                                                                                          -------
  Net Increase from Capital Share Transactions                                             16,328
                                                                                          -------
  Total Increase in Net Assets                                                             18,255

NET ASSETS:
  Beginning of Period                                                                          --
                                                                                          -------
  End of Period (2)                                                                     $  18,255
                                                                                          -------
                                                                                          -------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                         1,584
  Shares Issued on Distributions Reinvested                                                     1
  Shares Redeemed                                                                             (39)
                                                                                          -------
  Net Increase in Capital Shares Outstanding                                                1,546
                                                                                          -------
                                                                                          -------
(2) Net Assets were comprised of:
  Paid in Capital                                                                       $  16,328
  Undistributed Net Investment Income                                                          62
  Accumulated Net Realized Gain                                                               711
  Unrealized Appreciation                                                                   1,154
                                                                                          -------
                                                                                        $  18,255
                                                                                          -------
                                                                                          -------
-----------------
*Commencement of operations.

--------------------------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Loss                                                   $    (673)      $    (423)
  Net Realized Gain                                                         1,331           2,535
  Change in Unrealized Appreciation (Depreciation)                           (891)         13,677
                                                                   --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations            (233)         15,789
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               85,970          80,818
  Redeemed                                                                (71,689)        (70,690)
                                                                   --------------  --------------
  Net Increase from Capital Share Transactions                             14,281          10,128
                                                                   --------------  --------------
  Total Increase in Net Assets                                             14,048          25,917

NET ASSETS:
  Beginning of Period                                                     103,621         117,669
                                                                   --------------  --------------
  End of Period (2)                                                     $ 117,669       $ 143,586
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         5,433           4,765
  Shares Redeemed                                                          (4,522)         (4,196)
                                                                   --------------  --------------
  Net Increase in Capital Shares Outstanding                                  911             569
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 103,598       $ 113,726
  Accumulated Net Investment Loss                                              --            (423)
  Accumulated Net Realized Loss                                           (10,925)         (8,390)
  Unrealized Appreciation                                                  24,996          38,673
                                                                   --------------  --------------
                                                                        $ 117,669       $ 143,586
                                                                   --------------  --------------
                                                                   --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS
                                                                         YEAR ENDED           ENDED
                                                                       DECEMBER 31,   JUNE 30, 1995
                                                                               1994     (UNAUDITED)
                                                                              (000)           (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                   $   1,293       $   1,013
  Net Realized Gain                                                           3,710           6,369
  Change in Unrealized Appreciation (Depreciation)                           (2,690)         17,570
                                                                     --------------  --------------
  Net Increase in Net Assets Resulting from Operations                        2,313          24,952
                                                                     --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                        (952)           (841)
  Net Realized Gain                                                          (2,220)         (3,382)
                                                                     --------------  --------------
  Total Distributions                                                        (3,172)         (4,223)
                                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                 47,456          51,425
  Distributions Reinvested                                                    3,096           3,894
  Redeemed                                                                  (26,223)        (26,534)
                                                                     --------------  --------------
  Net Increase from Capital Share Transactions                               24,329          28,785
                                                                     --------------  --------------
  Total Increase in Net Assets                                               23,470          49,514
NET ASSETS:
  Beginning of Period                                                        73,789          97,259
                                                                     --------------  --------------
  End of Period (2)                                                       $  97,259       $ 146,773
                                                                     --------------  --------------
                                                                     --------------  --------------

---------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                           3,964           4,036
  Shares Issued on Distributions Reinvested                                     267             335
  Shares Redeemed                                                            (2,218)         (2,098)
                                                                     --------------  --------------
  Net Increase in Capital Shares Outstanding                                  2,013           2,273
                                                                     --------------  --------------
                                                                     --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                         $  92,584       $ 121,369
  Undistributed Net Investment Income                                           461             633
  Accumulated Net Realized Gain                                               3,459           6,446
  Unrealized Appreciation                                                       755          18,325
                                                                     --------------  --------------
                                                                          $  97,259       $ 146,773
                                                                     --------------  --------------
                                                                     --------------  --------------

--------------------------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                          SIX MONTHS
                                                                         YEAR ENDED            ENDED
                                                                       DECEMBER 31,    JUNE 30, 1995
                                                                               1994      (UNAUDITED)
                                                                              (000)            (000)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                   $     951        $     605
  Net Realized Gain (Loss)                                                    1,484               (4)
  Change in Unrealized Appreciation (Depreciation)                           (1,598)           4,111
                                                                     --------------          -------
  Net Increase in Net Assets Resulting from Operations                          837            4,712
                                                                     --------------          -------
DISTRIBUTIONS:
  Net Investment Income                                                        (831)            (547)
  Net Realized Gain                                                            (720)          (1,214)
                                                                     --------------          -------
  Total Distributions                                                        (1,551)          (1,761)
                                                                     --------------          -------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                 25,447           12,793
  Distributions Reinvested                                                    1,464            1,568
  Redeemed                                                                  (12,939)          (8,533)
                                                                     --------------          -------
  Net Increase from Capital Share Transactions                               13,972            5,828
                                                                     --------------          -------
  Total Increase in Net Assets                                               13,258            8,779
NET ASSETS:
  Beginning of Period                                                        26,775           40,033
                                                                     --------------          -------
  End of Period (2)                                                       $  40,033        $  48,812
                                                                     --------------          -------
                                                                     --------------          -------

----------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                           2,358            1,171
  Shares Issued on Distributions Reinvested                                     137              150
  Shares Redeemed                                                            (1,200)            (789)
                                                                     --------------          -------
  Net Increase in Capital Shares Outstanding                                  1,295              532
                                                                     --------------          -------
                                                                     --------------          -------
(2) Net Assets were comprised of:
  Paid in Capital                                                         $  39,194        $  45,022
  Undistributed Net Investment Income                                           281              339
  Accumulated Net Realized Gain                                               1,484              266
  Unrealized Appreciation (Depreciation)                                       (926)           3,185
                                                                     --------------          -------
                                                                          $  40,033        $  48,812
                                                                     --------------          -------
                                                                     --------------          -------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE U.S. REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                                      PERIOD FROM
                                                                                     FEBRUARY 24,
                                                                                         1995* TO
                                                                                     JUNE 30 1995
                                                                                      (UNAUDITED)
                                                                                            (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                 $     715
  Net Realized Gain                                                                           310
  Change in Unrealized Appreciation                                                         1,300
                                                                                          -------
  Net Increase in Net Assets Resulting from Operations                                      2,325
                                                                                          -------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                               39,627
  Redeemed                                                                                 (2,032)
                                                                                          -------
  Net Increase from Capital Share Transactions                                             37,595
                                                                                          -------
  Total Increase in Net Assets                                                             39,920
NET ASSETS:
  Beginning of Period                                                                          --
                                                                                          -------
  End of Period (2)                                                                     $  39,920
                                                                                          -------
                                                                                          -------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                         3,882
  Shares Redeemed                                                                            (197)
                                                                                          -------
  Net Increase in Capital Shares Outstanding                                                3,685
                                                                                          -------
                                                                                          -------
(2) Net Assets were comprised of:
  Paid in Capital                                                                       $  37,595
  Undistributed Net Investment Income                                                         715
  Accumulated Net Realized Gain                                                               310
  Unrealized Appreciation                                                                   1,300
                                                                                          -------
                                                                                        $  39,920
                                                                                          -------
                                                                                          -------
-----------------
*Commencement of operations.

--------------------------------------------------------------------------------
THE VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                         SIX MONTHS
                                                                         YEAR ENDED           ENDED
                                                                       DECEMBER 31,   JUNE 30, 1995
                                                                               1994     (UNAUDITED)
                                                                              (000)           (000)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                   $   2,376       $   1,417
  Net Realized Gain                                                           2,378           2,940
  Change in Unrealized Appreciation (Depreciation)                           (6,089)         11,254
                                                                     --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations            (1,335)         15,611
                                                                     --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                      (2,189)         (1,300)
  Net Realized Gain                                                          (2,504)         (2,460)
                                                                     --------------  --------------
  Total Distributions                                                        (4,693)         (3,760)
                                                                     --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                 45,372          33,076
  Distributions Reinvested                                                    4,395           3,395
  Redeemed                                                                  (24,931)        (13,648)
                                                                     --------------  --------------
  Net Increase from Capital Share Transactions                               24,836          22,823
                                                                     --------------  --------------
  Total Increase in Net Assets                                               18,808          34,674
NET ASSETS:
  Beginning of Period                                                        54,598          73,406
                                                                     --------------  --------------
  End of Period (2)                                                       $  73,406       $ 108,080
                                                                     --------------  --------------
                                                                     --------------  --------------

---------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                           3,798           2,733
  Shares Issued on Distributions Reinvested                                     372             302
  Shares Redeemed                                                            (2,109)         (1,144)
                                                                     --------------  --------------
  Net Increase in Capital Shares Outstanding                                  2,061           1,891
                                                                     --------------  --------------
                                                                     --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                         $  72,751       $  95,574
  Undistributed Net Investment Income                                           643             760
  Accumulated Net Realized Gain                                               2,307           2,787
  Unrealized Appreciation (Depreciation)                                     (2,295)          8,959
                                                                     --------------  --------------
                                                                          $  73,406       $ 108,080
                                                                     --------------  --------------
                                                                     --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS
                                                                       YEAR ENDED            ENDED
                                                                     DECEMBER 31,    JUNE 30, 1995
                                                                             1994      (UNAUDITED)
                                                                            (000)            (000)
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $     987        $     430
  Net Realized Gain                                                           496              412
  Change in Unrealized Appreciation (Depreciation)                         (1,998)           1,872
                                                                   --------------          -------
  Net Increase (Decrease) in Net Assets Resulting from Operations            (515)           2,714
                                                                   --------------          -------
DISTRIBUTIONS:
  Net Investment Income                                                    (1,257)            (420)
  Net Realized Gain                                                        (3,880)            (530)
                                                                   --------------          -------
  Total Distributions                                                      (5,137)            (950)
                                                                   --------------          -------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                4,396            2,448
  Distributions Reinvested                                                  4,725              779
  Redeemed                                                                (14,661)          (2,170)
                                                                   --------------          -------
  Net Increase (Decrease) from Capital Share Transactions                  (5,540)           1,057
                                                                   --------------          -------
  Total Increase (Decrease) in Net Assets                                 (11,192)           2,821
NET ASSETS:
  Beginning of Period                                                      29,684           18,492
                                                                   --------------          -------
  End of Period (2)                                                     $  18,492        $  21,313
                                                                   --------------          -------
                                                                   --------------          -------

--------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                           470              270
  Shares Issued on Distributions Reinvested                                   502               89
  Shares Redeemed                                                          (1,574)            (234)
                                                                   --------------          -------
  Net Increase (Decrease) in Capital Shares Outstanding                      (602)             125
                                                                   --------------          -------
                                                                   --------------          -------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $  18,279        $  19,336
  Undistributed Net Investment Income                                         214              224
  Accumulated Net Realized Gain                                               495              377
  Unrealized Appreciation (Depreciation)                                     (496)           1,376
                                                                   --------------          -------
                                                                        $  18,492        $  21,313
                                                                   --------------          -------
                                                                   --------------          -------

--------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO

--------------------------------------------------------------------------------

                                                                      PERIOD FROM
                                                                      FEBRUARY 1,      SIX MONTHS
                                                                         1994* TO           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $   8,511       $  13,529
  Net Realized Loss                                                        (2,516)         (2,868)
  Change in Unrealized Appreciation (Depreciation)                         (9,457)         13,649
                                                                  ---------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                                              (3,462)         24,310
                                                                  ---------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                        --          (8,182)
                                                                  ---------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                              190,661         124,700
  Distributions Reinvested                                                     --           6,054
  Redeemed                                                                (42,250)       (112,288)
                                                                  ---------------  --------------
  Net Increase from Capital Share Transactions                            148,411          18,466
                                                                  ---------------  --------------
  Total Increase in Net Assets                                            144,949          34,594
NET ASSETS:
  Beginning of Period                                                          --         144,949
                                                                  ---------------  --------------
  End of Period (2)                                                     $ 144,949       $ 179,543
                                                                  ---------------  --------------
                                                                  ---------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                        21,753          16,070
  Shares Issued on Distributions Reinvested                                    --             751
  Shares Redeemed                                                          (4,872)        (13,800)
                                                                  ---------------  --------------
  Net Increase in Capital Shares Outstanding                               16,881           3,021
                                                                  ---------------  --------------
                                                                  ---------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 148,411       $ 166,877
  Undistributed Net Investment Income                                       8,322          13,669
  Accumulated Net Realized Loss                                            (2,327)         (5,195)
  Unrealized Appreciation (Depreciation)                                   (9,457)          4,192
                                                                  ---------------  --------------
                                                                        $ 144,949       $ 179,543
                                                                  ---------------  --------------
                                                                  ---------------  --------------
-----------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $  12,421       $   6,656
  Net Realized Gain (Loss)                                                (14,879)          1,415
  Change in Unrealized Appreciation (Depreciation)                         (5,219)         12,075
                                                                   --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations          (7,677)         20,146
                                                                   --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                   (11,181)         (6,774)
  Net Realized Gain                                                        (8,092)             --
  In Excess of Net Realized Gain                                              (22)             --
                                                                   --------------  --------------
  Total Distributions                                                     (19,295)         (6,774)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               91,618          41,730
  Distributions Reinvested                                                 16,756           5,299
  Redeemed                                                               (112,739)       (103,714)
                                                                   --------------  --------------
  Net Decrease from Capital Share Transactions                             (4,365)        (56,685)
                                                                   --------------  --------------
  Total Decrease in Net Assets                                            (31,337)        (43,313)
NET ASSETS:
  Beginning of Period                                                     240,668         209,331
                                                                   --------------  --------------
  End of Period (2)                                                     $ 209,331       $ 166,018
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscriptions                                                      9,049           4,187
  Shares Issued on Distributions Reinvested                                 1,625             528
  Shares Redeemed                                                         (11,150)        (10,276)
                                                                   --------------  --------------
  Net Decrease in Capital Shares Outstanding                                 (476)         (5,561)
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 227,051       $ 170,366
  Undistributed Net Investment Income                                       1,274           1,156
  Accumulated Net Realized Loss                                           (14,154)        (12,739)
  Unrealized Appreciation (Depreciation)                                   (4,840)          7,235
                                                                   --------------  --------------
                                                                        $ 209,331       $ 166,018
                                                                   --------------  --------------
                                                                   --------------  --------------

--------------------------------------------------------------------------------
THE GLOBAL FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $   9,291       $   3,423
  Net Realized Loss                                                        (9,075)         (2,752)
  Change in Unrealized Appreciation (Depreciation)                        (10,682)         10,244
                                                                   --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations         (10,466)         10,915
                                                                   --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                    (5,595)         (4,056)
  Net Realized Gain                                                        (4,564)             --
                                                                   --------------  --------------
  Total Distributions                                                     (10,159)         (4,056)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               96,510          18,656
  Distributions Reinvested                                                  9,111           3,500
  Redeemed                                                               (126,789)        (70,824)
                                                                   --------------  --------------
  Net Decrease from Capital Share Transactions                            (21,168)        (48,668)
                                                                   --------------  --------------
  Total Decrease in Net Assets                                            (41,793)        (41,809)
NET ASSETS:
  Beginning of Period                                                     172,468         130,675
                                                                   --------------  --------------
  End of Period (2)                                                     $ 130,675       $  88,866
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         8,912           1,727
  Shares Issued on Distributions Reinvested                                   833             339
  Shares Redeemed                                                         (11,801)         (6,799)
                                                                   --------------  --------------
  Net Decrease in Capital Shares Outstanding                               (2,056)         (4,733)
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 141,657       $  92,989
  Undistributed Net Investment Income                                       1,613             980
  Accumulated Net Realized Loss                                            (5,933)         (8,685)
  Unrealized Appreciation (Depreciation)                                   (6,662)          3,582
                                                                   --------------  --------------
                                                                        $ 130,675       $  88,866
                                                                   --------------  --------------
                                                                   --------------  --------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS
                                                                       YEAR ENDED           ENDED
                                                                     DECEMBER 31,   JUNE 30, 1995
                                                                             1994     (UNAUDITED)
                                                                            (000)           (000)
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                 $   9,341       $   4,043
  Net Realized Loss                                                        (1,581)         (3,196)
  Change in Unrealized Appreciation (Depreciation)                        (12,785)          8,636
                                                                   --------------  --------------
  Net Increase (Decrease) in Net Assets Resulting from Operations          (5,025)          9,483
                                                                   --------------  --------------
DISTRIBUTIONS:
  Net Investment Income                                                    (9,097)         (4,383)
  Net Realized Gain                                                        (1,413)             --
                                                                   --------------  --------------
  Total Distributions                                                     (10,510)         (4,383)
                                                                   --------------  --------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                               72,764          41,311
  Distributions Reinvested                                                  8,869           3,305
  Redeemed                                                                (43,375)        (83,658)
                                                                   --------------  --------------
  Net Increase (Decrease) from Capital Share Transactions                  38,258         (39,042)
                                                                   --------------  --------------
  Total Increase (Decrease) in Net Assets                                  22,723         (33,942)
NET ASSETS:
  Beginning of Period                                                      74,500          97,223
                                                                   --------------  --------------
  End of Period (2)                                                     $  97,223       $  63,281
                                                                   --------------  --------------
                                                                   --------------  --------------

-------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                         6,882           4,134
  Shares Issued on Distributions Reinvested                                   858             339
  Shares Redeemed                                                          (4,235)         (8,509)
                                                                   --------------  --------------
  Net Increase (Decrease) in Capital Shares Outstanding                     3,505          (4,036)
                                                                   --------------  --------------
                                                                   --------------  --------------
(2) Net Assets were comprised of:
  Paid in Capital                                                       $ 108,726       $  69,684
  Undistributed Net Investment Income                                         731             391
  Accumulated Net Realized Loss                                            (1,581)         (4,777)
  Unrealized Depreciation                                                 (10,653)         (2,017)
                                                                   --------------  --------------
                                                                        $  97,223       $  63,281
                                                                   --------------  --------------
                                                                   --------------  --------------

--------------------------------------------------------------------------------
THE MUNICIPAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                                                     PERIOD FROM
                                                                                     JANUARY 18,
                                                                                           1995*
                                                                                TO JUNE 30, 1995
                                                                                     (UNAUDITED)
                                                                                           (000)
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                                $     901
  Net Realized Gain                                                                          178
  Change in Unrealized Appreciation                                                          739
                                                                                        --------
  Net Increase in Net Assets Resulting from Operations                                     1,818
                                                                                        --------
DISTRIBUTIONS:
  Net Investment Income                                                                     (705)
                                                                                        --------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                                              55,060
  Distributions Reinvested                                                                   672
  Redeemed                                                                               (13,015)
                                                                                        --------
  Net Increase from Capital Share Transactions                                            42,717
                                                                                        --------
  Total Increase in Net Assets                                                            43,830
NET ASSETS:
  Beginning of Period                                                                         --
                                                                                        --------
  End of Period (2)                                                                    $  43,830
                                                                                        --------
                                                                                        --------

------------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                                        5,480
  Shares Issued on Distributions Reinvested                                                   66
  Shares Redeemed                                                                         (1,273)
                                                                                        --------
  Net Increase in Capital Shares Outstanding                                               4,273
                                                                                        --------
                                                                                        --------
(2) Net Assets were comprised of:
  Paid in Capital                                                                      $  42,717
  Undistributed Net Investment Income                                                        196
  Accumulated Net Realized Gain                                                              178
  Unrealized Appreciation                                                                    739
                                                                                        --------
                                                                                       $  43,830
                                                                                        --------
                                                                                        --------
-----------------
*Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                      YEAR ENDED          ENDED
                                                                    DECEMBER 31,  JUNE 30, 1995
                                                                            1994    (UNAUDITED)
                                                                           (000)          (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                $  26,880      $  22,324
  Net Realized Gain (Loss)                                                   (26)            79
                                                                   -------------  -------------
  Net Increase in Net Assets Resulting from Operations                    26,854         22,403
                                                                   -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                                                  (26,888)       (22,324)
                                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                           4,547,025      3,669,165
  Distributions Reinvested                                                24,451         20,718
  Redeemed                                                            (4,538,102)    (3,553,475)
                                                                   -------------  -------------
  Net Increase from Capital Share Transactions                            33,374        136,408
                                                                   -------------  -------------
  Total Increase in Net Assets                                            33,340        136,487
NET ASSETS:
  Beginning of Period                                                    657,163        690,503
                                                                   -------------  -------------
  End of Period (2)                                                    $ 690,503      $ 826,990
                                                                   -------------  -------------
                                                                   -------------  -------------

-----------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                    4,547,025      3,669,165
  Shares Issued on Distributions Reinvested                               24,451         20,718
  Shares Redeemed                                                     (4,538,102)    (3,553,475)
                                                                   -------------  -------------
  Net Increase in Capital Shares Outstanding                              33,374        136,408
                                                                   -------------  -------------
                                                                   -------------  -------------
(2) Net Assets were comprised of:
  Paid in Capital                                                      $ 690,595      $ 827,003
  Accumulated Net Realized Loss                                              (92)           (13)
                                                                   -------------  -------------
                                                                       $ 690,503      $ 826,990
                                                                   -------------  -------------
                                                                   -------------  -------------

--------------------------------------------------------------------------------
THE MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                      YEAR ENDED          ENDED
                                                                    DECEMBER 31,  JUNE 30, 1995
                                                                            1994    (UNAUDITED)
                                                                           (000)          (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                                $   8,186      $   6,373
  Net Realized Loss                                                           (6)            (1)
                                                                   -------------  -------------
  Net Increase in Net Assets Resulting from Operations                     8,180          6,372
                                                                   -------------  -------------
DISTRIBUTIONS:
  Net Investment Income                                                   (8,186)        (6,373)
                                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS: (1)
  Subscribed                                                           2,267,352      1,326,626
  Distributions Reinvested                                                 7,587          6,320
  Redeemed                                                            (2,182,013)    (1,337,841)
                                                                   -------------  -------------
  Net Increase (Decrease) from Capital Share Transactions                 92,926         (4,895)
                                                                   -------------  -------------
  Total Increase (Decrease) in Net Assets                                 92,920         (4,896)
NET ASSETS:
  Beginning of Period                                                    266,524        359,444
                                                                   -------------  -------------
  End of Period (2)                                                    $ 359,444      $ 354,548
                                                                   -------------  -------------
                                                                   -------------  -------------

-----------------------------------------------------------------------------------------------
(1) Capital Share Transactions:
  Shares Subscribed                                                    2,267,352      1,326,626
  Shares Issued on Distributions Reinvested                                7,587          6,320
  Shares Redeemed                                                     (2,182,013)    (1,337,841)
                                                                   -------------  -------------
  Net Increase (Decrease) in Capital Shares Outstanding                   92,926         (4,895)
                                                                   -------------  -------------
                                                                   -------------  -------------
(2) Net Assets were comprised of:
  Paid in Capital                                                      $ 359,452      $ 354,557
  Accumulated Net Realized Loss                                               (8)            (9)
                                                                   -------------  -------------
                                                                       $ 359,444      $ 354,548
                                                                   -------------  -------------
                                                                   -------------  -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE ACTIVE COUNTRY ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------

                                               PERIOD FROM                                                          SIX MONTHS
                                         JANUARY 17, 1992*       TWO MONTHS                                              ENDED
                                                        TO            ENDED       YEAR ENDED       YEAR ENDED         JUNE 30,
                                               OCTOBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,             1995
                                                      1992             1992             1993             1994      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $            10.00     $      9.37      $       9.59     $      12.21     $      11.65
                                                    ------           -----            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                           0.11            0.02              0.13             0.19             0.12
  Net Realized and Unrealized Gain
   (Loss) on Investments                             (0.74)           0.20              2.75            (0.25)           (0.33)
                                                    ------           -----            ------           ------           ------
    Total from Investment Operations                 (0.63)           0.22              2.88            (0.06)           (0.21)
                                                    ------           -----            ------           ------           ------
DISTRIBUTIONS
  Net Investment Income                                 --              --             (0.09)           (0.14)              --
  In Excess of Net Investment Income                    --              --             (0.08)              --               --
  Net Realized Gain                                     --              --                --            (0.36)           (0.44)
  In Excess of Net Realized Gain                        --              --             (0.09)              --               --
                                                    ------           -----            ------           ------           ------
    Total Distributions                                 --              --             (0.26)           (0.50)           (0.44)
                                                    ------           -----            ------           ------           ------
NET ASSET VALUE, END OF PERIOD          $             9.37     $      9.59      $      12.21     $      11.65     $      11.00
                                                    ------           -----            ------           ------           ------
                                                    ------           -----            ------           ------           ------
TOTAL RETURN                                         (6.30)%          2.35%            30.72%           (0.52)%          (1.81)%
                                                    ------           -----            ------           ------           ------
                                                    ------           -----            ------           ------           ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)              $47,534         $50,234          $150,854         $182,977         $154,247
Ratio of Expenses to Average Net
   Assets                                             0.88%**         0.80%**           0.80%            0.80%            0.80%**
Ratio of Net Investment Income to
   Average Net Assets                                 2.32%**         1.22%**           1.29%            1.43%            1.83%**
Portfolio Turnover Rate                                 62%              2%               53%              51%              37%

-----------------
(1)Effect of voluntary expense
   limitation during the period:
    Per share benefit to net
   investment income                                 $0.03           $0.01             $0.05            $0.03            $0.02
  Ratios before expense limitation:
    Expenses to Average Net Assets                    1.58%**         1.70%**           1.33%            1.00%            1.17%**
    Net Investment Income to Average
   Net Assets                                         1.62%**         0.32%**           0.76%            1.23%            1.46%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE ASIAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                     PERIOD FROM                                                                      SIX MONTHS
                                         JULY 1,                      TWO MONTHS                                           ENDED
                                        1991* TO      YEAR ENDED           ENDED      YEAR ENDED      YEAR ENDED        JUNE 30,
                                     OCTOBER 31,     OCTOBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,            1995
                                            1991            1992            1992            1993            1994     (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                  $10.00     $       9.67    $      13.63    $      13.11    $      26.20    $      21.54
                                          -----           ------          ------          ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                0.03             0.14            0.01            0.10            0.11            0.16
  Net Realized and Unrealized Gain
   (Loss) on Investments                  (0.36)            3.86           (0.53)          13.38           (4.15)           1.17
                                          -----           ------          ------          ------          ------          ------
    Total from Investment
     Operations                           (0.33)            4.00           (0.52)          13.48           (4.04)           1.33
                                          -----           ------          ------          ------          ------          ------
DISTRIBUTIONS
  Net Investment Income                      --            (0.04)             --           (0.01)          (0.09)          (0.15)
  In Excess of Net Investment
   Income                                    --               --              --           (0.13)             --              --
  Net Realized Gain                          --               --              --           (0.12)          (0.53)          (2.26)
  In Excess of Net Realized Gain             --               --              --           (0.13)             --              --
                                          -----           ------          ------          ------          ------          ------
    Total Distributions                      --            (0.04)             --           (0.39)          (0.62)          (2.41)
                                          -----           ------          ------          ------          ------          ------
NET ASSET VALUE, END OF PERIOD       $     9.67     $      13.63    $      13.11    $      26.20    $      21.54    $      20.46
                                          -----           ------          ------          ------          ------          ------
                                          -----           ------          ------          ------          ------          ------
TOTAL RETURN                              (3.30)%          41.50%          (3.82)%        105.71%         (15.81)%          7.04%
                                          -----           ------          ------          ------          ------          ------
                                          -----           ------          ------          ------          ------          ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                            $10,719          $41,017         $41,978        $287,136        $276,906        $290,397
Ratio of Expenses to Average Net
 Assets                                    1.00%**          1.00%           1.00%**         1.00%           1.00%           1.00%**
Ratio of Net Investment Income to
 Average Net Assets                        1.13%**          1.53%           0.61%**         0.83%           0.52%           1.58%**
Portfolio Turnover Rate                       2%              33%             10%             18%             47%             29%

-----------------
(1)Effect of voluntary expense
    limitation during the period:
    Per share benefit to net
 investment income                        $0.02            $0.06           $0.02           $0.05           $0.04           $0.02
  Ratios before expense limitation:
    Expenses to Average Net Assets         2.52%**          1.63%           2.02%**         1.38%           1.20%           1.16%**
    Net Investment Income (Loss) to
     Average Net Assets                   (0.39)%**         0.90%          (0.41)%**         0.45%          0.32%           1.41%**
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE EMERGING MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                             PERIOD FROM                                                          SIX MONTHS
                                     SEPTEMBER 25, 1992*       TWO MONTHS                                              ENDED
                                                      TO            ENDED       YEAR ENDED       YEAR ENDED         JUNE 30,
                                             OCTOBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,             1995
                                                    1992             1992             1993             1994      (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
   PERIOD                           $              10.00     $     10.11      $      10.22     $      19.00     $      16.30
                                                  ------          ------            ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                    --              --             (0.01)           (0.04)            0.07
  Net Realized and Unrealized Gain
   (Loss) on Investments                            0.11            0.11              8.79            (1.69)           (1.24)
                                                  ------          ------            ------           ------           ------
    Total from Investment
     Operations                                     0.11            0.11              8.78            (1.73)           (1.17)
                                                  ------          ------            ------           ------           ------
DISTRIBUTIONS
  Net Realized Gain                                   --              --                --            (0.97)           (0.92)
                                                  ------          ------            ------           ------           ------
NET ASSET VALUE, END OF PERIOD      $              10.11     $     10.22      $      19.00     $      16.30     $      14.21
                                                  ------          ------            ------           ------           ------
                                                  ------          ------            ------           ------           ------
TOTAL RETURN                                        1.10%           1.09%            85.91%           (9.63)%          (7.46)%
                                                  ------          ------            ------           ------           ------
                                                  ------          ------            ------           ------           ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
   (Thousands)                                   $28,806         $74,219          $735,352         $929,638         $969,631
Ratio of Expenses to Average Net
   Assets (1)                                       1.75%**         1.75%**           1.75%            1.75%            1.75%**
Ratio of Net Investment Income
   (Loss) to Average Net Assets
   (1)                                             (0.53)%**       (0.33)%**         (0.06)%          (0.26)%           0.99%**
Portfolio Turnover Rate                                0%              2%               52%              32%              21%

-----------------
(1)Effect of voluntary expense
   limitation during the period:
    Per share benefit to net
   investment income                               $0.02           $0.00             $0.01              N/A            $0.01
  Ratios before expense
   limitation:
    Expenses to Average Net Assets                  4.82%**         2.48%**           1.79%             N/A             1.85%**
    Net Investment Income (Loss)
   to Average Net Assets                           (3.60)%**       (1.06)%**         (0.10)%            N/A             0.89%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE EUROPEAN EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                            PERIOD FROM
                                                         APRIL 2, 1993*                     SIX MONTHS ENDED
                                                                     TO     YEAR ENDED              JUNE 30,
                                                           DECEMBER 31,   DECEMBER 31,                  1995
                                                                   1993           1994           (UNAUDITED)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $        10.00    $      12.91     $           13.94
                                                                ------          ------                ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                       0.08            0.08                  0.15
  Net Realized and Unrealized Gain on Investments                 2.83            1.29                  1.27
                                                                ------          ------                ------
    Total from Investment Operations                              2.91            1.37                  1.42
                                                                ------          ------                ------
DISTRIBUTIONS
  Net Investment Income                                             --           (0.09)                   --
  Net Realized Gain                                                 --           (0.25)                (1.24)
                                                                ------          ------                ------
    Total Distributions                                             --           (0.34)                (1.24)
                                                                ------          ------                ------
NET ASSET VALUE, END OF PERIOD                          $        12.91    $      13.94     $           14.12
                                                                ------          ------                ------
                                                                ------          ------                ------
TOTAL RETURN                                                     29.10%          10.88%                11.10%
                                                                ------          ------                ------
                                                                ------          ------                ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $12,681         $27,634               $48,624
Ratio of Expenses to Average Net Assets (1)                       1.00%**         1.00%                 1.00%**
Ratio of Net Investment Income to Average Net Assets
   (1)                                                            1.23%**         0.87%                 2.68%**
Portfolio Turnover Rate                                             15%             79%                    3%

-----------------
(1)Effect of voluntary expense limitation during the
   period:
    Per share benefit to net investment income                   $0.09           $0.06                 $0.02
  Ratios before expense limitation:
    Expenses to Average Net Assets                                2.43%**         1.62%                 1.32%**
    Net Investment Income (Loss) to Average Net Assets           (0.21)%**         0.25%                2.36%**
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                                                              SIX MONTHS
                                         PERIOD FROM       TWO MONTHS                                              ENDED
                                      JULY 15, 1992*            ENDED       YEAR ENDED       YEAR ENDED         JUNE 30,
                                      TO OCTOBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,             1995
                                                1992             1992             1993             1994      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $         10.00    $        9.35    $        9.75    $       13.87    $       13.40
                                             -------            -----    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                     0.02             0.01             0.08             0.08             0.13
  Net Realized and Unrealized Gain
   (Loss) on Investments                       (0.67)            0.39             4.18             0.79             1.47
                                             -------            -----    -------------    -------------    -------------
    Total from Investment
     Operations                                (0.65)            0.40             4.26             0.87             1.60
                                             -------            -----    -------------    -------------    -------------
DISTRIBUTIONS
  Net Investment Income                           --               --            (0.02)           (0.12)           (0.06)
  In Excess of Net Investment
   Income                                         --               --            (0.03)              --               --
  Net Realized Gain                               --               --            (0.09)           (1.22)           (0.19)
                                             -------            -----    -------------    -------------    -------------
    Total Distributions                           --               --            (0.14)           (1.34)           (0.25)
                                             -------            -----    -------------    -------------    -------------
NET ASSET VALUE, END OF PERIOD       $          9.35    $        9.75    $       13.87    $       13.40    $       14.75
                                             -------            -----    -------------    -------------    -------------
                                             -------            -----    -------------    -------------    -------------
TOTAL RETURN                                   (6.50)%           4.28%           44.24%            6.95%           12.11%
                                             -------            -----    -------------    -------------    -------------
                                             -------            -----    -------------    -------------    -------------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                                 $11,257          $11,739          $19,918          $78,935          $81,685
Ratio of Expenses to Average Net
 Assets (1)                                     1.00%**          1.00%**          1.00%            1.00%            1.00%**
Ratio of Net Investment Income to
 Average Net Assets (1)                         1.00%**          0.69%**          0.84%            0.87%            1.68%**
Portfolio Turnover Rate                           10%               5%              42%              12%              19%

-----------------
(1)Effect of voluntary expense
   limitation during the period:
    Per share benefit to net
      investment income              $          0.08           $ 0.02    $        0.01    $        0.02    $        0.01
  Ratios before expense limitation:
    Expenses to Average Net Assets              5.22%**          2.49%**          1.66%            1.24%            1.18%**
    Net Investment Income (Loss) to
      Average Net Assets                       (3.22)%**         (0.80)%**          0.18%          0.63%            1.50%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE GOLD PORTFOLIO

--------------------------------------------------------------------------------

                                                                        PERIOD FROM         SIX MONTHS ENDED
                                                                  FEBRUARY 1, 1994*                 JUNE 30,
                                                                    TO DECEMBER 31,                     1995
                                                                               1994              (UNAUDITED)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $              10.00     $               9.13
                                                                            -------                  -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss) (1)                                             0.03                    (0.03)
  Net Realized and Unrealized Gain (Loss) on Investments                      (0.88)                    0.68
                                                                            -------                  -------
    Total from Investment Operations                                          (0.85)                    0.65
                                                                            -------                  -------
DISTRIBUTIONS
  Net Investment Income                                                       (0.02)                   (0.01)
  Net Realized Gain                                                              --                    (0.24)
                                                                            -------                  -------
    Total Distributions                                                       (0.02)                   (0.25)
                                                                            -------                  -------
NET ASSET VALUE, END OF PERIOD                                 $               9.13     $               9.53
                                                                            -------                  -------
                                                                            -------                  -------
TOTAL RETURN                                                                  (8.49)%                   7.47%
                                                                            -------                  -------
                                                                            -------                  -------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                       $30,243                  $20,554
Ratio of Expenses to Average Net Assets (1)                                    1.25%**                  1.25%**
Ratio of Net Investment Income (Loss) to Average Net Assets
 (1)                                                                           0.41%**                 (0.43)%**
Portfolio Turnover Rate                                                          56%                      10%

-----------------
(1)Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income                 $               0.04     $               0.02
  Ratios before expense limitation:
    Expenses to Average Net Assets                                             1.72%**                  1.63%**
    Net Investment Loss to Average Net Assets                                 (0.06)%**                (0.81)%**
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                            TWO MONTHS                              SIX MONTHS
                                                                                 ENDED   YEAR ENDED   YEAR ENDED         ENDED
                                   YEAR ENDED    YEAR ENDED    YEAR ENDED     DECEMBER     DECEMBER     DECEMBER      JUNE 30,
                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,          31,          31,          31,          1995
                                         1990          1991          1992         1992         1993         1994   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                           $      9.72   $     10.05   $     10.52   $     9.83   $     9.98   $    14.09   $     15.34
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)              0.19          0.12          0.12         0.01         0.15         0.16          0.15
  Net Realized and Unrealized
   Gain (Loss) on Investments            0.20          0.58         (0.59)        0.14         4.36         1.54          0.56
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
    Total from Investment
     Operations                          0.39          0.70         (0.47)        0.15         4.51         1.70          0.71
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
DISTRIBUTIONS
  Net Investment Income                 (0.06)        (0.15)        (0.17)          --        (0.01)       (0.18)           --
  In Excess of Net Investment
   Income                                  --            --            --           --        (0.13)          --            --
  Net Realized Gain                        --         (0.08)        (0.05)          --        (0.26)       (0.27)        (0.80)
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
    Total Distributions                 (0.06)        (0.23)        (0.22)          --        (0.40)       (0.45)        (0.80)
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
NET ASSET VALUE, END OF PERIOD    $     10.05   $     10.52   $      9.83   $     9.98   $    14.09   $    15.34   $     15.25
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
TOTAL RETURN                             3.99%         7.17%        (4.56)%       1.53%       46.50%       12.39%         4.88%
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
                                  -----------   -----------   -----------        -----   ----------   ----------   -----------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                         $110,716      $283,776      $486,836     $510,727     $947,045   $1,304,770    $1,438,303
Ratio of Expenses to Average Net
 Assets (1)                              1.03%         1.00%         1.00%        1.00%**       1.00%       1.00%         1.00%**
Ratio of Net Investment Income
 to Average Net Assets (1)               3.51%         2.27%         1.46%        0.68%**       1.25%       1.12%         2.28%**
Portfolio Turnover Rate                    38%           22%           12%           5%          23%          16%           13%

-----------------
(1)Effect of voluntary expense
   limitation during the period:
    Per share benefit to net
     investment income            $      0.01   $      0.01   $      0.00   $     0.00   $     0.01       $0.004        $0.002
  Ratios before expense
   limitation:
    Expenses to Average Net
     Assets                              1.24%         1.09%         1.02%        1.14%**       1.06%       1.03%         1.03%**
    Net Investment Income to
     Average Net Asset                   3.30%         2.18%         1.44%        0.54%**       1.19%       1.09%         2.25%**
**Annualized

--------------------------------------------------------------------------------
THE INTERNATIONAL SMALL CAP PORTFOLIO

--------------------------------------------------------------------------------

                                                   PERIOD FROM                                               SIX MONTHS ENDED
                                            DECEMBER 15, 1992*         YEAR ENDED         YEAR ENDED                 JUNE 30,
                                               TO DECEMBER 31,       DECEMBER 31,       DECEMBER 31,                     1995
                                                          1992              1993+               1994              (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $              10.00     $        10.09     $        14.64     $              15.15
                                                        ------             ------             ------                   ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                               0.01               0.09               0.14                     0.20
  Net Realized and Unrealized Gain on
   Investments (2)                                        0.08               4.48               0.62                     0.11
                                                        ------             ------             ------                   ------
    Total from Investment Operations                      0.09               4.57               0.76                     0.31
                                                        ------             ------             ------                   ------
DISTRIBUTIONS
  Net Investment Income                                     --               0.00              (0.03)                   (0.03)
  In Excess of Net Investment Income                        --              (0.02)                --                       --
  Net Realized Gain                                         --                 --              (0.22)                      --
                                                        ------             ------             ------                   ------
    Total Distributions                                     --              (0.02)             (0.25)                   (0.03)
                                                        ------             ------             ------                   ------
NET ASSET VALUE, END OF PERIOD            $              10.09     $        14.64     $        15.15     $              15.43
                                                        ------             ------             ------                   ------
                                                        ------             ------             ------                   ------
TOTAL RETURN                                              0.90%             45.34%              5.25%                    2.03%
                                                        ------             ------             ------                   ------
                                                        ------             ------             ------                   ------
RATIO AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                   $3,824            $52,834           $160,101                 $187,018
Ratio of Expenses to Average Net Assets
 (1)                                                      1.15%**            1.15%              1.15%                    1.15%**
Ratio of Net Investment Income to
 Average Net Assets (1)                                   1.37%**            0.66%              1.18%                    2.81%**
Portfolio Turnover Rate                                      0%                14%                 8%                      14%

-----------------
(1)Effect of voluntary expense
   limitation during the period:
    Per share benefit to net investment
     income                               $               0.16     $         0.10     $         0.02     $               0.01
  Ratios before expense limitation:
    Expenses to Average Net Assets                       21.67%**            1.86%              1.29%                    1.25%**
    Net Investment Income (Loss) to
     Average Net Assets                                 (19.15)%**          (0.05)%             1.04%                    2.71%**
(2)Reflects a 1% transaction fee on purchases and redemptions of capital shares.
 +Per share amounts for the year ended December 31, 1993 are based on average outstanding shares.
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE JAPANESE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                                  PERIOD FROM
                                                                    APRIL 25,
                                                                        1994*
                                                                  TO DECEMBER       SIX MONTHS ENDED
                                                                          31,          JUNE 30, 1995
                                                                         1994            (UNAUDITED)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $        10.00    $              9.83
                                                                       ------                 ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss (1)                                               (0.01)                 (0.05)
  Net Realized and Unrealized Loss on Investments                       (0.16)                 (1.59)
                                                                       ------                 ------
    Total from Investment Operations                                    (0.17)                 (1.64)
                                                                       ------                 ------
NET ASSET VALUE, END OF PERIOD                                 $         9.83    $              8.19
                                                                       ------                 ------
                                                                       ------                 ------
TOTAL RETURN                                                            (1.70)%               (16.68)%
                                                                       ------                 ------
                                                                       ------                 ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                 $50,332                $21,746
Ratio of Expenses to Average Net Assets (1)                              1.00%**                1.00%**
Ratio of Net Investment Loss to Average Net Assets (1)                  (0.10)%**               (0.05)%**
Portfolio Turnover Rate                                                     1%                    11%

---------------
(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income                 $         0.02    $              0.35
  Ratios before expense limitation:
    Expenses to Average Net Assets                                       1.27%**                1.33%**
    Net Investment Loss to Average Net Assets                           (0.37)%**               (0.38)%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE LATIN AMERICAN PORTFOLIO

--------------------------------------------------------------------------------

                                                                                         PERIOD FROM
                                                                                   JANUARY 18, 1995*
                                                                                         TO JUNE 30,
                                                                                                1995
                                                                                         (UNAUDITED)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $              10.00
                                                                                              ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                                                     0.01
  Net Realized and Unrealized Loss on Investments                                              (1.21)
                                                                                              ------
    Total from Investment Operations                                                           (1.20)
                                                                                              ------
NET ASSET VALUE, END OF PERIOD                                                  $               8.80
                                                                                              ------
                                                                                              ------
TOTAL RETURN                                                                                  (12.00)%
                                                                                              ------
                                                                                              ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                                                        $13,953
Ratio of Expenses to Average Net Assets (1)                                                     2.56%**+
Ratio of Net Investment Income to Average Net Assets (1)                                        0.41%**
Portfolio Turnover Rate                                                                           62%

---------------
(1) Effect of voluntary expense limitation during the period:
    Per share benefit to net investment income                                  $               0.05
  Ratios before expense limitation:
    Expenses to Average Net Assets                                                              3.97%**
    Net Investment Loss to Average Net Assets                                                  (1.01)%**
 *Commencement of operations.
**Annualized
 +The ratio of expenses to average net assets includes Brazilian tax expense.
  Without the effect of the Brazilian tax expense, the ratio of expenses to average net assets would have been 1.70%**.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE AGGRESSIVE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                    PERIOD FROM MARCH 8,
                                                                   1995*
                                                             TO JUNE 30,
                                                                    1995
                                                             (UNAUDITED)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $              10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                         0.06
  Net Realized and Unrealized Gain on Investments                   1.77
                                                                  ------
    Total from Investment Operations                                1.83
                                                                  ------
DISTRIBUTIONS
  Net Investment Income                                            (0.02)
                                                                  ------
NET ASSET VALUE, END OF PERIOD                      $              11.81
                                                                  ------
                                                                  ------
TOTAL RETURN                                                       18.33%
                                                                  ------
                                                                  ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $18,255
Ratio of Expenses to Average Net Assets (1)                         1.00%**
Ratio of Net Investment Income to Average Net
 Assets (1)                                                         2.10%**
Portfolio Turnover Rate                                               80%

---------------
(1) Effect of voluntary expense limitation during
   the period:
    Per share benefit to net investment income      $               0.04
  Ratios before expense limitation:
    Expenses to Average Net Assets                                  2.26%**
    Net Investment Income to Average Net Assets                     0.83%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE EMERGING GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                            PERIOD FROM
                            NOVEMBER 1,                                                                                SIX MONTHS
                                  1989*                                   TWO MONTHS                                        ENDED
                             TO OCTOBER     YEAR ENDED     YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED       JUNE 30,
                                    31,    OCTOBER 31,    OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           1995
                                   1990          1991+           1992           1992           1993           1994    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $      10.00   $       9.03   $      16.18   $      14.97   $      16.22   $      16.22   $      16.12
                                 ------         ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (Loss) (1)                      0.08             --          (0.09)         (0.01)         (0.11)         (0.09)         (0.05)
  Net Realized and
   Unrealized Gain (Loss)
   on Investments                 (1.00)          7.19          (1.12)          1.26           0.11          (0.01)          2.17
                                 ------         ------         ------         ------         ------         ------         ------
    Total from Investment
     Operations                   (0.92)          7.19          (1.21)          1.25           0.00          (0.10)          2.12
                                 ------         ------         ------         ------         ------         ------         ------
DISTRIBUTIONS
  Net Investment Income           (0.05)         (0.04)            --             --             --             --             --
                                 ------         ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF
 PERIOD                    $       9.03   $      16.18   $      14.97   $      16.22   $      16.22   $      16.12   $      18.24
                                 ------         ------         ------         ------         ------         ------         ------
                                 ------         ------         ------         ------         ------         ------         ------
TOTAL RETURN                      (9.27)%        79.84%         (7.48)%         8.35%          0.00%         (0.62)%        13.15%
                                 ------         ------         ------         ------         ------         ------         ------
                                 ------         ------         ------         ------         ------         ------         ------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                    $11,261        $54,364        $80,156        $94,161       $103,621       $117,669       $143,586
Ratio of Expenses to
 Average Net Assets (1)            1.26%**         1.25%         1.25%          1.25%**         1.25%         1.25%          1.25%**
Ratio of Net Investment
 Income (Loss) to Average
 Net Assets (1)                    0.64%**         0.00%        (0.66)%       (0.68)%**       (0.77)%        (0.61)%       (0.68)%**
Portfolio Turnover Rate              19%             2%            17%             1%            25%            24%            17%

---------------
(1) Effect of voluntary
   expense limitation
    during the period:
    Per share benefit to
     net investment
      income               $       0.01   $       0.02   $       0.01   $       0.00   $       0.01   $      0.002   $      0.002
  Ratios before expense
   limitation:
    Expenses to Average
     Net Assets                    1.64%**         1.39%         1.29%          1.36%**         1.31%         1.26%          1.28%**
    Net Investment Income
     (Loss) to
      Average Net Assets           0.24%**       (0.14)%        (0.71)%       (0.79)%**       (0.83)%        (0.62)%       (0.71)%**
 +Per share amounts for the year ended October 31, 1991 are based on average outstanding shares.
 *Commencement of
 operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE EQUITY GROWTH PORTFOLIO

--------------------------------------------------------------------------------

                                             PERIOD FROM
                                                APRIL 2,                                                               SIX MONTHS
                                                   1991*                   TWO MONTHS                                       ENDED
                                              TO OCTOBER    YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED      JUNE 30,
                                                     31,   OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          1995
                                                    1991          1992           1992           1993           1994   (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     10.00   $     10.66   $      11.44   $      11.88   $      12.14   $     12.02
                                             -----------   -----------         ------         ------         ------   -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                         0.05          0.16           0.03           0.22           0.17          0.10
  Net Realized and Unrealized Gain on
   Investments                                      0.61          0.82           0.41           0.28           0.21          2.56
                                             -----------   -----------         ------         ------         ------   -----------
    Total from Investment Operations                0.66          0.98           0.44           0.50           0.38          2.66
                                             -----------   -----------         ------         ------         ------   -----------
DISTRIBUTIONS
  Net Investment Income                               --         (0.20)            --          (0.23)         (0.13)        (0.10)
  In Excess of Net Investment Income                  --            --             --          (0.01)            --            --
  Net Realized Gain                                   --            --             --             --          (0.37)        (0.42)
                                             -----------   -----------         ------         ------         ------   -----------
    Total Distributions                               --         (0.20)            --          (0.24)         (0.50)        (0.52)
                                             -----------   -----------         ------         ------         ------   -----------
NET ASSET VALUE, END OF PERIOD               $     10.66   $     11.44   $      11.88   $      12.14   $      12.02   $     14.16
                                             -----------   -----------         ------         ------         ------   -----------
                                             -----------   -----------         ------         ------         ------   -----------
TOTAL RETURN                                        6.60%         9.26%          3.85%          4.33%          3.26%        23.05%
                                             -----------   -----------         ------         ------         ------   -----------
                                             -----------   -----------         ------         ------         ------   -----------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)            $18,139       $36,558        $45,985        $73,789        $97,259      $146,773
Ratio of Expenses to Average Net Assets (1)         0.80%**        0.80%         0.80%**         0.80%         0.80%         0.80%**
Ratio of Net Investment Income to Average
 Net Assets (1)                                     2.34%**        1.73%         1.93%**         1.59%         1.44%         1.71%**
Portfolio Turnover Rate                                3%           38%             1%           172%           146%           77%

---------------
(1) Effect of voluntary expense limitation
during
    the period:
    Per share benefit to net investment
      income                                 $      0.03   $      0.02   $       0.01   $       0.02   $       0.01   $      0.01
  Ratios before expense limitation:
    Expenses to Average Net Assets                  1.37%**        1.01%         1.11%**         0.93%         0.89%         0.90%**
    Net Investment Income to Average
      Net Assets                                    1.77%**        1.52%         1.62%**         1.46%         1.35%         1.60%**
 *Commencement of operations.
 **Annualized

--------------------------------------------------------------------------------
THE SMALL CAP VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                                                 PERIOD FROM
                                                DECEMBER 17,                                   SIX MONTHS
                                                       1992*                                        ENDED
                                                 TO DECEMBER     YEAR ENDED     YEAR ENDED       JUNE 30,
                                                         31,   DECEMBER 31,   DECEMBER 31,           1995
                                                        1992           1993           1994    (UNAUDITED)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $      10.00   $      10.14   $      11.10   $      10.80
                                                ------------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                             0.01           0.24           0.28           0.15
  Net Realized and Unrealized Gain (Loss) on
   Investments                                          0.13           0.90          (0.01)          1.03
                                                ------------         ------         ------         ------
    Total from Investment Operations                    0.14           1.14           0.27           1.18
                                                ------------         ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                                   --          (0.18)         (0.27)         (0.14)
  Net Realized Gain                                       --             --          (0.30)         (0.33)
                                                ------------         ------         ------         ------
    Total Distributions                                   --          (0.18)         (0.57)         (0.47)
                                                ------------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                  $      10.14   $      11.10   $      10.80   $      11.51
                                                ------------         ------         ------         ------
                                                ------------         ------         ------         ------
TOTAL RETURN                                            1.40%         11.33%          2.53%         11.44%
                                                ------------         ------         ------         ------
                                                ------------         ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                 $5,974        $26,775        $40,033        $48,812
Ratio of Expenses to Average Net Assets (1)             1.00%**         1.00%         1.00%          1.00%**
Ratio of Net Investment Income to Average Net
 Assets (1)                                             1.64%**         2.56%         2.67%          2.82%**
Portfolio Turnover Rate                                    0%            29%            22%            17%

------------------------------
(1) Effect of voluntary expense limitation
 during the period:
    Per share benefit to net investment income  $       0.13   $       0.06   $       0.03   $       0.01
  Ratios before expense limitation:
    Expenses to Average Net Assets                     23.14%**         1.68%         1.26%          1.27%**
    Net Investment Income (Loss) to Average
   Net Assets                                         (20.50)%**         1.88%         2.41%         2.55%**
 *Commencement of operations.
 **Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE U.S. REAL ESTATE PORTFOLIO

--------------------------------------------------------------------------------

                                                             PERIOD FROM
                                                      FEBRUARY 24, 1995*
                                                        TO JUNE 30, 1995
                                                             (UNAUDITED)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $              10.00
                                                                  ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                         0.19
  Net Realized and Unrealized Gain on Investments                   0.64
                                                                  ------
    Total from Investment Operations                                0.83
                                                                  ------
NET ASSET VALUE, END OF PERIOD                      $              10.83
                                                                  ------
                                                                  ------
TOTAL RETURN                                                        8.30%
                                                                  ------
                                                                  ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $39,920
Ratio of Expenses to Average Net Assets (1)                         1.00%**
Ratio of Net Investment Income to Average Net
 Assets (1)                                                         8.34%**
Portfolio Turnover Rate                                               41%

---------------
(1) Effect of voluntary expense limitation during
 the period:
    Per share benefit to net investment income      $               0.02
  Ratios before expense limitation:
    Expenses to Average Net Assets                                  1.68%**
    Net Investment Income to Average Net Assets                     7.66%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE VALUE EQUITY PORTFOLIO

--------------------------------------------------------------------------------

                           PERIOD FROM
                           JANUARY 31,                                                                                SIX MONTHS
                                 1990*                                   TWO MONTHS                                        ENDED
                            TO OCTOBER     YEAR ENDED     YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED       JUNE 30,
                                   31,    OCTOBER 31,    OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           1995
                                  1990           1991           1992           1992           1993           1994    (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $      10.00   $       8.59   $      10.24   $      10.71   $      11.31   $      12.63   $      11.50
                          ------------         ------         ------         ------         ------   ------------         ------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)                            0.37           0.46           0.38           0.08           0.37           0.40           0.18
  Net Realized and
   Unrealized Gain (Loss)
   on Investments                (1.45)          1.67           0.48           0.52           1.31          (0.55)          1.95
                          ------------         ------         ------         ------         ------   ------------         ------
    Total from Investment
     Operations                  (1.08)          2.13           0.86           0.60           1.68          (0.15)          2.13
                          ------------         ------         ------         ------         ------   ------------         ------
DISTRIBUTIONS
  Net Investment Income          (0.33)         (0.48)         (0.39)            --          (0.36)         (0.40)         (0.19)
  Net Realized Gain                 --             --             --             --             --          (0.58)         (0.38)
                          ------------         ------         ------         ------         ------   ------------         ------
    Total Distributions          (0.33)         (0.48)         (0.39)            --          (0.36)         (0.98)         (0.57)
                          ------------         ------         ------         ------         ------   ------------         ------
NET ASSET VALUE, END OF
 PERIOD                   $       8.59   $      10.24   $      10.71   $      11.31   $      12.63   $      11.50   $      13.06
                          ------------         ------         ------         ------         ------   ------------         ------
                          ------------         ------         ------         ------         ------   ------------         ------
TOTAL RETURN                    (11.05)%        25.34%          8.51%          5.60%         15.14%         (1.29)%        19.41%
                          ------------         ------         ------         ------         ------   ------------         ------
                          ------------         ------         ------         ------         ------   ------------         ------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                   $18,178        $16,304        $25,013        $27,541        $54,598        $73,406       $108,080
Ratio of Expenses to
 Average Net Assets (1)           0.70%**         0.70%         0.70%          0.70%**         0.70%         0.70%          0.70%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)                       5.46%**         4.57%         3.72%          4.41%**         3.23%         3.37%          3.18%**
Portfolio Turnover Rate             70%            90%            56%             9%            51%            33%            18%

---------------
(1) Effect of voluntary
expense
    limitation during the
period:
    Per share benefit to
  net
      investment income   $       0.01   $       0.02   $       0.01   $       0.01   $       0.03   $       0.01   $       0.01
  Ratios before expense
 limitation:
    Expenses to Average
   Net Assets                     0.88%**         0.87%         0.84%          1.20%**         0.95%         0.80%          0.82%**
    Net Investment Income
  to
      Average Net Assets          5.28%**         4.40%         3.58%          3.91%**         2.98%         3.27%          3.06%**
 *Commencement of
 operations.
 **Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE BALANCED PORTFOLIO

--------------------------------------------------------------------------------

                            PERIOD FROM
                           FEBRUARY 20,                                TWO MONTHS                                SIX MONTHS
                                  1990*                                     ENDED    YEAR ENDED    YEAR ENDED         ENDED
                             TO OCTOBER    YEAR ENDED    YEAR ENDED      DECEMBER      DECEMBER      DECEMBER      JUNE 30,
                                    31,   OCTOBER 31,   OCTOBER 31,           31,           31,           31,          1995
                                   1990          1991          1992          1992          1993          1994   (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $      10.00   $      9.62   $     10.61   $     11.00   $     11.31   $     11.13   $      8.96
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)                             0.40          0.59          0.58          0.10          0.44          0.42          0.19
  Net Realized and
   Unrealized Gain (Loss)
   on Investments                 (0.46)         1.03          0.42          0.21          0.79         (0.64)         1.03
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
    Total from Investment
     Operations                   (0.06)         1.62          1.00          0.31          1.23         (0.22)         1.22
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS
  Net Investment Income           (0.32)        (0.63)        (0.58)           --         (0.41)        (0.49)        (0.19)
  In Excess of Net
   Investment Income                 --            --            --            --         (0.08)           --            --
  Net Realized Gain                  --            --         (0.03)           --         (0.06)        (1.46)        (0.26)
  In Excess of Net
   Realized Gain                     --            --            --            --         (0.86)           --            --
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions           (0.32)        (0.63)        (0.61)           --         (1.41)        (1.95)        (0.45)
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF
 PERIOD                    $       9.62   $     10.61   $     11.00   $     11.31   $     11.13   $      8.96   $      9.73
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL RETURN                      (0.63)%       17.31%         9.57%         2.82%        12.09%        (2.32)%       14.25%
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
                                 ------   -----------   -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                    $37,444       $51,334       $40,332       $39,984       $29,684       $18,492       $21,313
Ratio of Expenses to
 Average Net Assets (1)            0.70%**        0.70%        0.70%         0.70%**        0.70%        0.70%         0.70%
Ratio of Net Investment
 Income to Average Net
 Assets (1)                        6.81%**        5.99%        5.21%         5.29%**        3.88%        4.13%         4.23%**
Portfolio Turnover Rate              19%           67%           40%            4%          136%           44%           14%**

---------------
(1) Effect of voluntary
expense limitation
    during the period:
    Per share benefit to
     net investment
      income               $       0.01   $      0.01   $      0.01   $      0.01   $      0.04   $      0.03   $      0.02
  Ratios before expense
 limitation:
    Expenses to Average
     Net Assets                    0.90%**        0.78%        0.79%         1.00%**        1.02%        0.95%         1.12%**
    Net Investment Income
     to Average Net
     Assets                        6.61%**        5.91%        5.12%         4.99%**        3.56%        3.88%         3.81%**
 *Commencement of
 operations.
 **Annualized

--------------------------------------------------------------------------------
THE EMERGING MARKETS DEBT PORTFOLIO

--------------------------------------------------------------------------------

                                                               PERIOD FROM
                                                               FEBRUARY 1,   SIX MONTHS ENDED
                                                                     1994*           JUNE 30,
                                                           TO DECEMBER 31,               1995
                                                                      1994        (UNAUDITED)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $          10.00   $           8.59
                                                                    ------             ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                               0.50               0.67
  Net Realized and Unrealized Gain (Loss) on Investments             (1.91)              0.24
                                                                    ------             ------
    Total from Investment Operations                                 (1.41)              0.91
                                                                    ------             ------
DISTRIBUTIONS
  Net Investment Income                                                 --              (0.48)
                                                                    ------             ------
NET ASSET VALUE, END OF PERIOD                            $           8.59   $           9.02
                                                                    ------             ------
                                                                    ------             ------
TOTAL RETURN                                                        (14.10)%            11.32%
                                                                    ------             ------
                                                                    ------             ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                             $144,949           $179,543
Ratio of Expenses to Average Net Assets                               1.49%**             1.46%**
Ratio of Net Investment Income to Average Net Assets                  9.97%**            16.61%**
Portfolio Turnover Rate                                                273%               201%

---------------
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                    PERIOD FROM                                                                 SIX MONTHS
                                        MAY 15,                    TWO MONTHS                                        ENDED
                                          1991*     YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED       JUNE 30,
                                     TO OCTOBER    OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           1995
                                       31, 1991           1992           1992           1993           1994    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $     10.00    $      10.55   $      10.92   $      10.93   $      11.05   $       9.82
                                        ------          ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)               0.22            0.69           0.10           0.54           0.59           0.36
  Net Realized and Unrealized
   Gain (Loss) on Investments             0.49            0.39           0.01           0.41          (0.92)          0.71
                                        ------          ------         ------         ------         ------         ------
    Total from Investment
     Operations                           0.71            1.08           0.11           0.95          (0.33)          1.07
                                        ------          ------         ------         ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                  (0.16)          (0.69)         (0.10)         (0.56)         (0.53)         (0.35)
  In Excess of Net Investment
   Income                                   --              --             --          (0.01)            --             --
  Net Realized Gain                         --           (0.02)            --          (0.26)         (0.37)            --
  In Excess of Net Realized Gain            --              --             --             --          (0.00)            --
                                        ------          ------         ------         ------         ------         ------
    Total Distributions                  (0.16)          (0.71)         (0.10)         (0.83)         (0.90)         (0.35)
                                        ------          ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD     $     10.55    $      10.92   $      10.93   $      11.05   $       9.82   $      10.54
                                        ------          ------         ------         ------         ------         ------
                                        ------          ------         ------         ------         ------         ------
TOTAL RETURN                              7.12%          10.61%          1.02%          9.07%         (3.10)%        11.14%
                                        ------          ------         ------         ------         ------         ------
                                        ------          ------         ------         ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                           $72,326        $146,546       $154,210       $240,668       $209,331       $166,018
Ratio of Expenses to Average Net
 Assets (1)                               0.45%**         0.45%          0.45%**         0.45%         0.45%          0.45%**
Ratio of Net Investment Income to
 Average Net Assets (1)                   7.29%**         6.59%          5.56%**         4.97%         5.73%          7.00%**
Portfolio Turnover Rate                     48%            105%            15%           240%           388%           109%

---------------
(1) Effect of voluntary expense
limitation
    during the period:
    Per share benefit to net
     investment income             $      0.01    $       0.02   $       0.01   $       0.02   $       0.01   $       0.01
  Ratios before expense
 limitation:
    Expenses to Average Net
     Assets                               0.81%**         0.59%          0.75%**         0.60%         0.58%          0.60%**
    Net Investment Income to
     Average
      Net Assets                          6.93%**         6.45%          5.26%**         4.82%         5.60%          6.85%**
 *Commencement of operations.
 **Annualized

--------------------------------------------------------------------------------
THE GLOBAL FIXED INCOME PORTFOLIO

--------------------------------------------------------------------------------

                                    PERIOD FROM                                                                 SIX MONTHS
                                   MAY 1, 1991*                    TWO MONTHS                                        ENDED
                                     TO OCTOBER     YEAR ENDED          ENDED     YEAR ENDED     YEAR ENDED       JUNE 30,
                                            31,    OCTOBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,           1995
                                           1991           1992           1992           1993           1994    (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                            $      10.00   $      10.61   $      11.41   $      11.26   $      11.68   $      10.29
                                         ------         ------         ------         ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                0.16           0.53           0.14           0.69           0.70           0.39
  Net Realized and Unrealized
   Gain (Loss) on Investments              0.45           0.55          (0.29)          0.90          (1.38)          0.87
                                         ------         ------         ------         ------         ------         ------
    Total from Investment
     Operations                            0.61           1.08          (0.15)          1.59          (0.68)          1.26
                                         ------         ------         ------         ------         ------         ------
DISTRIBUTIONS
  Net Investment Income                      --          (0.27)            --          (0.79)         (0.40)         (0.40)
  In Excess of Net Investment
   Income                                    --             --             --          (0.22)            --             --
  Net Realized Gain                          --          (0.01)            --          (0.16)         (0.31)
                                         ------         ------         ------         ------         ------         ------
    Total Distributions                      --          (0.28)            --          (1.17)         (0.71)         (0.40)
                                         ------         ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD     $      10.61   $      11.41   $      11.26   $      11.68   $      10.29   $      11.15
                                         ------         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------         ------
TOTAL RETURN                               6.10%         10.29%         (1.31)%        15.34%         (6.08)%        12.55%
                                         ------         ------         ------         ------         ------         ------
                                         ------         ------         ------         ------         ------         ------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                            $28,236        $94,847        $92,897       $172,468       $130,675        $88,866
Ratio of Expenses to Average Net
 Assets (1)                                0.50%**         0.50%         0.50%**         0.50%         0.50%          0.50%**
Ratio of Net Investment Income to
 Average Net Assets (1)                    7.24%**         6.92%         6.99%**         5.99%         6.34%          7.27%**
Portfolio Turnover Rate                      20%           144%             9%           108%           171%            97%

---------------
(1) Effect of voluntary expense
limitation
    during the period:
    Per share benefit to net
     investment income             $       0.02   $       0.03   $       0.01   $       0.02   $       0.02   $       0.01
  Ratios before expense
 limitation:
    Expenses to Average Net
     Assets                                1.62%**         0.86%         0.90%**         0.70%         0.66%          0.75%**
    Net Investment Income to
     Average
      Net Assets                           6.12%**         6.56%         6.59%**         5.79%         6.18%          7.03%**
 *Commencement of operations.
 **Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------

                                         PERIOD FROM                                                        SIX MONTHS ENDED
                                 SEPTEMBER 28, 1992*    TWO MONTHS ENDED      YEAR ENDED      YEAR ENDED            JUNE 30,
                                      TO OCTOBER 31,        DECEMBER 31,    DECEMBER 31,    DECEMBER 31,                1995
                                                1992                1992            1993            1994         (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $              10.00    $           9.77    $       9.95    $      11.16    $           9.55
                                             -------              ------    ------------    ------------             -------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income (1)                     0.08                0.14            0.90            0.97                0.57
  Net Realized and Unrealized
   Gain (Loss) on Investments                  (0.31)               0.19            1.21           (1.40)               0.76
                                             -------              ------    ------------    ------------             -------
    Total from Investment
     Operations                                (0.23)               0.33            2.11           (0.43)               1.33
                                             -------              ------    ------------    ------------             -------
DISTRIBUTIONS
  Net Investment Income                           --               (0.15)          (0.90)          (0.97)              (0.58)
  Net Realized Gain                               --                  --              --           (0.21)                 --
                                             -------              ------    ------------    ------------             -------
                                                  --               (0.15)          (0.90)          (1.18)              (0.58)
                                             -------              ------    ------------    ------------             -------
NET ASSET VALUE, END OF PERIOD  $               9.77    $           9.95    $      11.16    $       9.55    $          10.30
                                             -------              ------    ------------    ------------             -------
                                             -------              ------    ------------    ------------             -------
TOTAL RETURN                                   (2.30)%              3.41%          22.11%          (4.18)%             14.43%
                                             -------              ------    ------------    ------------             -------
                                             -------              ------    ------------    ------------             -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
 (Thousands)                                 $16,950             $20,194         $74,500         $97,223             $63,281
Ratio of Expenses to Average
 Net Assets (1)                                 0.75%**             0.75%**         0.75%           0.75%               0.75%**
Ratio of Net Investment Income
 to Average Net Assets (1)                      9.89%**             8.96%**         8.70%           9.42%              11.33%**
Portfolio Turnover Rate                            9%                 24%            104%             74%                 40%

-----------------
(1)Effect of voluntary expense
   limitation during the
   period:
     Per share benefit to net
      investment income         $               0.01    $           0.01    $       0.02          $0.001    $           0.01
  Ratios before expense
   limitation:
     Expenses to Average Net
      Assets                                    1.23%**             1.62%**         0.96%           0.76%               0.87%**
     Net Investment Income to
      Average Net Assets                        9.41%**             8.09%**         8.49%           9.41%              11.21%**
 *Commencement of operations.
**Annualized

--------------------------------------------------------------------------------
THE MUNICIPAL BOND PORTFOLIO

--------------------------------------------------------------------------------

                                                             PERIOD FROM
                                                       JANUARY 18, 1995*
                                                        TO JUNE 30, 1995
                                                             (UNAUDITED)
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $              10.00
                                                                 -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)                                         0.21
  Net Realized and Unrealized Gain on Investments                   0.21
                                                                 -------
    Total from Investment Operations                                0.42
                                                                 -------
DISTRIBUTIONS
  Net Investment Income                                            (0.16)
                                                                 -------
NET ASSET VALUE, END OF PERIOD                      $              10.26
                                                                 -------
                                                                 -------
TOTAL RETURN                                                        4.22%
                                                                 -------
                                                                 -------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                            $43,830
Ratio of Expenses to Average Net Assets (1)                         0.45%**
Ratio of Net Investment Income to Average Net
 Assets (1)                                                         4.55%**
Portfolio Turnover Rate                                              124%

-----------------
(1)Effect of voluntary expense limitation during
   the period:
     Per share benefit to net investment income     $               0.01
  Ratios before expense limitation:
     Expenses to Average Net Assets                                 0.76%**
     Net Investment Income to Average Net Assets                    4.24%**
 *Commencement of operations.
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------

THE MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                      TWO MONTHS                                SIX MONTHS
                                                                           ENDED    YEAR ENDED    YEAR ENDED         ENDED
                            YEAR ENDED    YEAR ENDED    YEAR ENDED      DECEMBER      DECEMBER      DECEMBER      JUNE 30,
                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,           31,           31,           31,          1995
                                  1990          1991          1992          1992          1993          1994   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)                           0.079         0.062         0.039         0.005         0.027         0.040         0.030
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS
  Net Investment Income         (0.079)       (0.062)       (0.039)       (0.005)       (0.027)       (0.040)       (0.030)
  In Excess of Net
   Investment Income                --            --            --            --        (0.000)           --            --
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions         (0.079)       (0.062)       (0.039)       (0.005)       (0.027)       (0.040)       (0.030)
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF
 PERIOD                    $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL RETURN                      8.16%         6.37%         3.77%         0.50%         2.76%         3.84%         2.75%
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                  $516,182      $607,087      $612,968      $599,172      $657,163      $690,503      $826,990
Ratio of Expenses to
 Average Net Assets (1)           0.55%         0.53%         0.52%         0.55%**        0.53%        0.49%         0.49%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)                       7.87%         6.11%         3.74%         3.11%**        2.71%        3.77%         5.49%**

---------------
(1)Effect of voluntary
   expense limitation
   during the period:
    Per share benefit to
     net investment
     income                $     0.000           N/A           N/A   $     0.000   $     0.000           N/A           N/A
  Ratios before expense
   limitation:
    Expenses to Average
     Net Assets                   0.58%          N/A           N/A          0.59%**        0.54%         N/A           N/A
    Net Investment Income
     to Average Net
     Assets                       7.85%          N/A           N/A          3.07%**        2.70%         N/A           N/A
**Annualized

--------------------------------------------------------------------------------
THE MUNICIPAL MONEY MARKET PORTFOLIO

--------------------------------------------------------------------------------

                                                                      TWO MONTHS                                SIX MONTHS
                                                                           ENDED    YEAR ENDED    YEAR ENDED         ENDED
                            YEAR ENDED    YEAR ENDED    YEAR ENDED      DECEMBER      DECEMBER      DECEMBER      JUNE 30,
                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,           31,           31,           31,          1995
                                  1990          1991          1992          1992          1993          1994   (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD       $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT
 OPERATIONS
  Net Investment Income
   (1)                           0.054         0.043         0.026         0.004         0.019         0.020         0.020
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS
  Net Investment Income         (0.054)       (0.043)       (0.026)       (0.004)       (0.019)       (0.020)       (0.020)
  In Excess of Net
   Investment Income                --            --            --            --        (0.000)           --            --
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions         (0.054)       (0.043)       (0.026)       (0.004)       (0.019)       (0.020)       (0.020)
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF
 PERIOD                    $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000   $     1.000
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
TOTAL RETURN                      5.51%         4.35%         2.74%         0.37%         1.91%         2.44%         1.72%
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------   -----------   -----------   -----------
RATIOS AND SUPPLEMENTAL
 DATA:
Net Assets, End of Period
 (Thousands)                  $102,195      $166,953      $206,691      $208,866      $266,524      $359,444      $354,548
Ratio of Expenses to
 Average Net Assets (1)           0.51%         0.56%         0.55%         0.57%**        0.54%        0.51%         0.52%**
Ratio of Net Investment
 Income to Average Net
 Assets (1)                       5.38%         4.18%         2.66%         2.31%**        1.89%        2.42%         3.43%**

---------------
(1)Effect of voluntary
   expense limitation
   during the period:
    Per share benefit to
     net investment
     income                $     0.001           N/A           N/A   $     0.000   $     0.000           N/A           N/A
  Ratios before expense
   limitation:
    Expenses to Average
     Net Assets                   0.63%          N/A           N/A          0.67%**        0.56%         N/A           N/A
    Net Investment Income
     to Average Net
     Assets                       5.26%          N/A           N/A          2.21%**        1.87%         N/A           N/A
**Annualized

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1995
--------------------------------------------------------------------------------

Morgan Stanley Institutional Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. As of June 30, 1995, the Fund was comprised of 24 separate active, diversified and non-diversified portfolios (each referred to as the "Portfolio"). During the six months ended June 30, 1995, the following Portfolios commenced operations: Latin American and Municipal Bond Portfolios on January 18, 1995, the U.S. Real Estate Portfolio on February 24, 1995, and the Aggressive Equity Portfolio on March 8, 1995.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements.

1. SECURITY VALUATION: Equity securities listed on an exchange and equity securities traded on NASDAQ are valued at the latest quoted sales price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Money market and municipal money market securities are stated at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available, including restricted securities, are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be done by others.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Portfolios may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned. For investments in Indian securities a capital gains tax is accrued based on the relative amounts of net realized gains and net unrealized appreciation of such securities. The Brazilian government assesses a 1% tax on all settlements of foreign currency used to purchase listed equity securities. The Brazilian government repealed this tax on March 10, 1995.

Paid in capital, undistributed net investment income (loss) and accumulated gain
(loss) are adjusted for permanent book-tax differences.

3. REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities, with a market value at least equal to the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counter party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into US dollars at the mean of the bid and asked prices of such currencies against US dollars last quoted by a major US or foreign bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to US Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for US Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent amounts actually received or paid and

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------
certain currency related amounts of realized gains or losses from the sale of foreign denominated debt securities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of US dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

5. FORWARD FOREIGN CURRENCY CONTRACTS: Each Portfolio, except the Equity Growth, U.S. Real Estate, Municipal Bond, Money Market and Municipal Money Market Portfolios, may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts (if any) at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the US dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: Each Portfolio may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, certain Portfolios may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Portfolio on such securities prior to delivery. When the Portfolio enters into a purchase transaction on a when-issued or delayed delivery basis, it establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Portfolio's commitments to purchase such securities. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. LOAN AGREEMENTS: The Emerging Markets, Emerging Markets Debt and High Yield Portfolios may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Portfolio's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Portfolio's investment in Participations typically results in the Portfolio having a contractual relationship with only the Lender and not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Portfolio may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. When the Portfolio purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

8. SHORT SALES: The Latin American, Aggressive Equity and Emerging Markets Debt Portfolios may sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Portfolio will place in a segregated account with its Custodian an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt

--------------------------------------------------------------------------------
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------
obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

9. PURCHASED AND WRITTEN OPTIONS: The Active Country Allocation, Gold, Latin American, Aggressive Equity, Equity Growth, U.S. Real Estate, and Emerging Markets Debt Portfolios may write covered call options. Premiums are received and are recorded as liabilities, and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. By writing a call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. Possible losses from written options may be unlimited.

The Active Country Allocation, Gold, Latin American, Aggressive Equity, Equity Growth and U.S. Real Estate Portfolios may also purchase call options on their portfolio securities. Each portfolio may purchase call options to close out covered call positions or to protect against an increase in the price of the security it anticipates purchasing. Possible losses from purchased options cannot exceed the total amount invested.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts and premiums on securities purchased (other than mortgage-backed securities) are amortized according to the effective yield method over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Dividends from the Money Market and the Municipal Money Market Portfolios are accrued daily and are distributed on or about the 15th of each month. Distributions from the remaining Portfolios are recorded on the ex-date.

Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, net operating losses, deferral of wash sales and post October losses and realization of gains and losses on certain investments including forward foreign currency contracts, options and futures contracts.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other concerns, violation of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Statement of Net Assets) may be created and offered for investment. The "local" and "foreign" shares' market values may differ.

A transaction fee of one percent is charged on subscriptions and redemptions of capital shares of the International Small Cap Portfolio. Such fees are paid to or retained by the Portfolio and included in paid in capital. During the six months ended June 30, 1995, such transaction fees totaled approximately $518,000.

B. Morgan Stanley Asset Management Inc. ("MSAM") provides the Fund with investment advisory services at a fee calculated at the annual rates of average daily net assets indicated below. MSAM has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating

--------------------------------------------------------------------------------
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------
expenses, expressed as a percentage of average daily net assets, exceed the maximum ratios indicated below:

                                                       MAXIMUM
                                         ADVISORY      EXPENSE
PORTFOLIO                                   FEE         RATIO
                                        -----------  ------------
Active Country Allocation.............        .65%         .80%
Asian Equity..........................        .80         1.00
Emerging Markets......................       1.25         1.75
European Equity.......................        .80         1.00
Global Equity.........................        .80         1.00
Gold..................................       1.00         1.25
International Equity..................        .80         1.00
International Small Cap...............        .95         1.15
Japanese Equity.......................        .80         1.00
Latin American........................       1.10         1.70
Aggressive Equity.....................        .80         1.00
Emerging Growth.......................       1.00         1.25
Equity Growth.........................        .60          .80
Small Cap Value Equity................        .85         1.00
U.S. Real Estate......................        .80         1.00
Value Equity..........................        .50          .70
Balanced..............................        .50          .70
Emerging Markets Debt.................       1.00         1.75
Fixed Income..........................        .35          .45
Global Fixed Income...................        .40          .50
High Yield............................        .50          .75
Municipal Bond........................        .35          .45
Money Market..........................        .30          .55
Municipal Money Market................        .30          .57

Sun Valley Gold Company is the sub-adviser ("Sub-Adviser") of the Gold Portfolio. The Sub-Adviser is entitled to receive from MSAM an annual sub-advisory fee in an amount equal to .40% of the average daily net assets of the Portfolio. The Sub-Adviser has agreed to a proportionate reduction in its fees if the Adviser is required to waive its fees or to reimburse the Portfolio.

C. MSAM also provides the Fund with administrative services pursuant to an administrative agreement, for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio plus reimbursement of out-of-pocket expenses. Under an agreement between MSAM and The United States Trust Company of New York ("US Trust"), Mutual Funds Service Company ("MFSC"), a wholly-owned subsidiary of US Trust, provides certain administrative services to the Fund. For such services, MSAM pays US Trust a portion of the fee MSAM receives from the Fund.

D. Morgan Stanley Trust Company ("MSTC") acts as custodian for the Fund's assets held outside the United States in accordance with a custodian agreement. Custodian fees are computed and payable monthly based on securities held, investment purchases and sales activity, an account maintenance fee, plus reimbursement for certain out-of-pocket expenses. MSTC and the Adviser are wholly-owned subsidiaries of Morgan Stanley Group, Inc.

US Trust acts as custodian for the Fund's assets held in the United States.

During the six months ended June 30, 1995, the following Portfolios incurred custody fees and had amounts due to MSTC at June 30, 1995 as follow:

                                MSTC CUSTODY
                                    FEES         FEES PAYABLE TO
                                  INCURRED            MSTC
                                    (000)             (000)
                               ---------------  -----------------
Active Country Allocation....     $     183         $      85
Asian Equity.................           192               102
Emerging Markets.............         1,491             1,152
European Equity..............            15                 5
Global Equity................            25                14
Gold.........................             1                 1
International Equity.........           233               118
International Small Cap......            54                26
Japanese Equity..............             9                 7
Latin American...............            36                21
Emerging Markets Debt........            78               144
Global Fixed Income..........            23                15

E. During the six months ended June 30, 1995, purchases and sales of investment securities other than long-term US Government securities and short-term investments were:

                                                  (000)
                                          ----------------------
PORTFOLIO                                  PURCHASES     SALES
                                          -----------  ---------
Active Country Allocation...............   $  61,153   $ 102,313
Asian Equity............................      77,607      77,168
Emerging Markets........................     267,479     173,947
European Equity.........................      15,981         925
Global Equity...........................      15,874      21,800
Gold....................................       2,718      13,837
International Equity....................     192,269     169,640
International Small Cap.................      39,203      23,761
Japanese Equity.........................       3,939      29,606
Latin American..........................      20,744       6,992
Aggressive Equity.......................      24,134       9,273
Emerging Growth.........................      24,855      20,486
Equity Growth...........................     104,577      81,713
Small Cap Value Equity..................      10,805       6,972
U.S. Real Estate........................      48,607      11,450
Value Equity............................      34,602      15,281
Balanced................................       2,123       2,609
Emerging Markets Debt...................     312,740     313,825
Fixed Income............................      23,523       9,040
Global Fixed Income.....................      51,243      94,505
High Yield..............................      27,469      62,732
Municipal Bond..........................      99,205      56,492

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------

Purchases and sales during the six months ended June 30, 1995 of long-term US Government securities occurred only in the Balanced, Fixed Income and Global Fixed Income Portfolios and amounted to:

                                                  (000)
                                          ----------------------
PORTFOLIO                                  PURCHASES     SALES
                                          -----------  ---------
Balanced................................   $   1,113   $      --
Fixed Income............................     168,430     197,800
Global Fixed Income.....................      33,415      26,895

During the six months ended June 30, 1995, the following Portfolios incurred brokerage commissions related to Morgan Stanley & Co., Incorporated, an affiliated broker/dealer, of approximately:

                                                      (000)
                                                 ---------------
                                                    BROKERAGE
PORTFOLIO                                          COMMISSION
                                                 ---------------
Asian Equity...................................     $      78
Emerging Markets...............................            17
European Equity................................             3
Global Equity..................................             1
International Equity...........................            59
International Small Cap........................             1
Japanese Equity................................            42
Latin American.................................             1
Equity Growth..................................             1
U.S. Real Estate...............................             2

F. At June 30, 1995, cost and unrealized appreciation (depreciation) for Federal income tax purposes of the investments of each Portfolio were:

                                               (000)
                            --------------------------------------------
                                                                 NET
                                                               APPREC.
PORTFOLIO                     COST      APPREC.    DEPREC.    (DEPREC.)
                            ---------  ---------  ---------  -----------
Active Country
 Allocation...............  $ 161,688  $  11,290  $  (4,588)  $   6,702
Asian Equity..............    234,054     59,594     (7,871)     51,723
Emerging Markets..........    983,422    132,266   (139,039)     (6,773)
European Equity...........     44,028      4,618     (1,300)      3,318
Global Equity.............     75,279      9,705     (3,583)      6,122
Gold......................     21,348        709     (1,656)       (947)
International Equity......  1,097,153    283,779    (26,644)    257,135
International Small Cap...    184,134     16,832    (18,758)     (1,926)
Japanese Equity...........     23,876        286     (2,596)     (2,310)
Latin American............     13,606      1,004       (978)         26
Aggressive Equity.........     16,722      1,222        (55)      1,167
Emerging Growth...........    104,964     41,714     (3,041)     38,673
Equity Growth.............    126,248     18,928       (603)     18,325
Small Cap Value Equity....     45,637      4,711     (1,526)      3,185
U.S. Real Estate..........     39,216      1,373        (73)      1,300
Value Equity..............    104,047     10,653     (1,694)      8,959
Balanced..................     19,792      1,663       (287)      1,376
Emerging Markets Debt.....    163,213      8,530     (4,298)      4,232
Fixed Income..............    159,244      7,454       (219)      7,235
Global Fixed Income.......     83,741      4,503       (796)      3,707
High Yield................     63,971      1,809     (3,826)     (2,017)
Municipal Bond............     42,728        763        (24)        739
Money Market..............    827,358         --         --          --
Municipal Money Market....    352,836         --         --          --

At December 31, 1994, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulation, through the indicated expiration dates:

                                      EXPIRATION DATE
                                       DECEMBER 31,
                                           (000)
                   -----------------------------------------------------
PORTFOLIO            1998       1999       2000       2001       2002       TOTAL
-----------------  ---------  ---------  ---------  ---------  ---------  ---------
International
 Small Cap.......  $      --  $      --  $      --  $      --  $   1,764  $   1,764
Emerging Growth..        441        360      1,838      7,476        746     10,861
Emerging Markets
 Debt............         --         --         --         --        531        531
Fixed Income.....         --         --         --         --     13,870     13,870
High Yield.......         --         --         --         --        497        497
Global Fixed.....         --         --         --         --      5,293      5,293
Money Market.....         --         66         --         --         26         92
Municipal Money
 Market..........         --         --         --          1          7          8

To the extent that capital loss carryovers are used to offset any future net capital gains realized during the carryover period as provided by Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. It is unlikely that the gains so offset would be distributed to shareholders because such distributions may be taxable to Portfolio shareholders as ordinary income.

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the period from November 1, 1994 to December 31, 1994 the Portfolio's incurred and elected to defer to January 1, 1995 for Federal income tax purposes net capital and net currency losses of approximately:

                                               CAPITAL
                                               LOSSES       CURRENCY
PORTFOLIO                                       (000)     LOSSES (000)
-------------------------------------------  -----------  -------------
Emerging Markets...........................   $      --     $     393
Global Equity..............................          --             5
Gold.......................................          --             1
European Equity............................          --             4
International Small Cap....................         225            --
Balanced...................................          12            --
Emerging Markets Debt......................          --             7
Fixed Income...............................         269            --
Global Fixed Income........................         429           897
High Yield.................................       1,084            --

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------

G. During the six months ended June 30, 1995, the following Portfolios participated in writing covered call and put options. The Portfolios had option activity as follows:

                                        NUMBER OF        PREMIUM
AGGRESSIVE EQUITY PORTFOLIO             CONTRACTS         (000)
-----------------------------------  ---------------  -------------
Options outstanding at December 31,
 1994..............................            --       $      --
Options written during the
 period............................           446              53
Options cancelled in closing
 transactions during the period....          (354)            (44)
                                              ---             ---
Options outstanding at June 30,
 1995..............................            92       $       9
                                              ---             ---
                                              ---             ---

                                      FACE AMOUNT     PREMIUM
EMERGING MARKETS DEBT PORTFOLIO          (000)         (000)
-----------------------------------  -------------  -----------
Options outstanding at December 31,
 1994..............................    $  15,000     $     105
Options written during the
 period............................       37,900           582
Options cancelled in closing
 transactions during the period....       (3,000)          (60)
Options expired during the
 period............................      (43,900)         (508)
Options exercised during the
 period............................       (2,000)          (32)
                                     -------------       -----
Options outstanding at June 30,
 1995..............................    $   4,000     $      87
                                     -------------       -----
                                     -------------       -----

H. OTHER. At June 30, 1995, the net assets of certain Portfolios were substantially comprised of foreign denominated securities and currency. Changes in currency exchange rates will affect the US dollar value of and investment income from such securities.

Portfolio securities and foreign currency holdings were translated at the following exchange rates as of June 30, 1995:

Argentine Peso.......................      0.999750      =      $    1.00
Australian Dollar....................      1.407360      =           1.00
Belgian Franc........................     28.460000      =           1.00
Brazilian Real.......................      0.920500      =           1.00
British Pound Sterling...............      0.628540      =           1.00
Colombian Peso.......................    880.600000      =           1.00
Deutsche Mark........................      1.383950      =           1.00
Finnish Markka.......................      4.274500      =           1.00
French Franc.........................      4.850750      =           1.00
Greek Drachma........................    225.040000      =           1.00
Hong Kong Dollar.....................      7.737800      =           1.00
Hungarian Forint.....................    123.025000      =           1.00
Indian Rupee.........................     31.400000      =           1.00
Indonesian Rupiah....................  2,227.000000      =           1.00
Irish Punt...........................      0.610820      =      $    1.00
Italian Lira.........................  1,635.500000      =           1.00
Japanese Yen.........................     84.825000      =           1.00
Korean Won...........................    758.250000      =           1.00
Malaysian Ringgit....................      2.438000      =           1.00
Mexican New Peso.....................      6.250000      =           1.00
Netherlands Guilder..................      1.549400      =           1.00
New Zealand Dollar...................      1.496890      =           1.00
Pakistani Rupee......................     30.979000      =           1.00
Peruvian Sol.........................      2.224500      =           1.00
Philippine Peso......................     25.540000      =           1.00
Polish Zloty.........................      2.341000      =           1.00
Portuguese Escudo....................    146.300000      =           1.00
Singapore Dollar.....................      1.397500      =           1.00
South African Rand...................      3.636250      =           1.00
Spanish Peseta.......................    121.050000      =           1.00
Swedish Krona........................      7.276850      =           1.00
Swiss Franc..........................      1.151500      =           1.00
Taiwan Dollar........................     25.828000      =           1.00
Thai Baht............................     24.685000      =           1.00
Turkish Lira.........................  44,215.000000     =           1.00

During June 1995, the Board of Directors of the Fund declared dividends and capital gain distributions payable on July 14, 1995 to shareholders of record on July 3, 1995 as follows:

                                              SHORT-        LONG-
                                  NET          TERM         TERM
                              INVESTMENT     REALIZED     REALIZED
PORTFOLIO                       INCOME         GAINS        GAINS
---------------------------  -------------  -----------  -----------
Active Country
 Allocation................    $      --     $    0.01    $    0.07
Asian Equity...............           --          0.08         0.18
Emerging Markets...........           --          0.02         0.19
European Equity............           --          0.02         0.08
Global Equity..............           --          0.03         0.06
Gold.......................           --          0.11           --
International Small Cap....         0.02            --           --
Aggressive Equity..........         0.03            --           --
Equity Growth..............         0.06          0.05         0.01
Small Cap Value Equity.....         0.07          0.01         0.05
Value Equity...............         0.09            --           --
Balanced...................         0.10            --           --
Emerging Markets Debt......         0.01            --           --
Fixed Income...............         0.07            --           --
Global Fixed Income........         0.21            --           --
High Yield.................         0.10            --           --
Municipal Bond.............         0.05            --           --

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------

I. SUPPLEMENTAL PROXY INFORMATION

On February 1, 1995, a special meeting of the stockholders of Morgan Stanley Institutional Fund, Inc. (the "Fund") was held for the purpose of voting on the following matters:

Proposal 1:  To elect a Board of Directors (voted on by the stockholders of the Fund as a whole).
Proposal 2:  To approve or disapprove the amendment of the Fund's Bylaws (voted on by the stockholders of the Fund as a whole).
Proposal 3:  To approve or disapprove the amendment of each Portfolio's fundamental limitation concerning investments in commodities.
Proposal 4:  To approve or disapprove the amendment of each Portfolio's fundamental limitation concerning loans.
Proposal 5:  To approve or disapprove the reclassification as nonfundamental of each Portfolio's limitation concerning purchases on margin and short sales and to amend certain language.
Proposal 6:  To approve or disapprove the amendment of each Portfolio's fundamental limitation concerning diversification.
Proposal 7:  To approve or disapprove the amendment of each Portfolio's fundamental limitation concerning borrowing and the issuance of senior securities.
Proposal 8:  To approve or disapprove the reclassification as nonfundamental of each Portfolio's limitation concerning pledging, mortgaging or hypothecating its assets.
Proposal 9:  To approve or disapprove the amendment of each Portfolio's fundamental limitation concerning underwriting the securities of other issuers.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
10:          limitation concerning investment in restricted securities and illiquid securities.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
11:          limitation concerning investment in securities of an issuer whose securities are owned to a certain extent by officers and directors of the Fund.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
12:          limitation concerning investment in securities for the purpose of exercising control over management of any company.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
13:          limitation concerning investment in securities of any investment company.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
14:          limitation concerning investment of more than 5% of total assets in securities of companies with less than three years of operating history.
Proposal     To approve or disapprove the reclassification as nonfundamental of the limitation
15:          applicable to each of the Global Fixed Income, Emerging Markets, Emerging Markets Debt
             and Gold Portfolios, concerning diversification of the Portfolio's holdings.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
16:          limitation concerning investments in repurchase agreements with more than seven days to maturity.
Proposal     To approve or disapprove the reclassification as nonfundamental of each Portfolio's
17:          limitation concerning investments in fixed time deposits.
Proposal     To approve or disapprove the reclassification as nonfundamental of the limitation
18:          applicable to the Money Market Portfolio concerning investments in reverse repurchase agreements.
Proposal     To approve or disapprove the reclassification as nonfundamental of the limitation
19:          applicable to the Municipal Money Market Portfolio concerning investments in private activity bonds.
Proposal     To approve or disapprove the voting, in the discretion of the person or persons named
20:          as proxy or proxies on any other matters that may properly come before the meeting and that are deemed appropriate.

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
[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------

The results of the vote on Proposal 1 were as follows:

                                                                                                           TOTAL
                                                                                    VOTES      VOTES      SHARES
                                                                                     FOR     WITHHELD      VOTED
                                                                                    (000)      (000)       (000)
                                                                                  ---------  ---------  -----------
John P. Britton.................................................................    620,489    124,140     744,629
George R. Bunn Jr...............................................................    620,474    124,155     744,629
A. Macdonald Caputo.............................................................    620,480    124,149     744,629
Peter E. deSvastich.............................................................    620,489    124,140     744,629
Gerard E. Jones.................................................................    620,362    124,267     744,629
Warren J. Olsen.................................................................    620,440    124,189     744,629
Frederick B. Whittemore.........................................................    620,489    124,140     744,629

The results of the vote on Proposal 2 were as follows:

                                                                                                            TOTAL
                                                                          VOTES      VOTES                 SHARES
                                                                           FOR      AGAINST    ABSTAIN      VOTED
                                                                          (000)      (000)      (000)       (000)
                                                                        ---------  ---------  ---------  -----------
                                                                          605,829     10,327    127,421     743,577

The results of the vote on Proposals 3 through 20 are as follows:

                                                                    TOTAL         TOTAL
                                                                   SHARES        SHARES
                                                                    VOTED      NOT VOTING
                                            VOTES                   (PER          (PER
                                 VOTES     AGAINST    ABSTAIN     PROPOSAL)     PROPOSAL)
                                FOR (%)      (%)        (%)         (000)         (000)
                                --------   --------   --------   -----------   -----------
ACTIVE COUNTRY ALLOCATION
 PORTFOLIO
  Proposals: 3, 4, 6-14, 16,
   17.........................       97%         1%         2%       11,331            --
  Proposal: 5.................       89%         9%         2%       11,331            --
  Proposal: 20................       85%        13%         2%       11,331            --
ASIAN EQUITY PORTFOLIO
  Proposals: 3, 4, 9, 17......       97%         1%         2%        6,999           211
  Proposals: 5, 8, 10, 11, 13,
   14.........................       95%         2%         3%        6,999           211
  Proposals: 6, 7, 12, 16,
   20.........................       96%         1%         3%        6,999           211
BALANCED PORTFOLIO PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................      100%        --         --         1,201            --
EMERGING GROWTH PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................       98%        --          2%        4,710            --
EMERGING MARKETS PORTFOLIO
  Proposals: 3, 5, 7, 8, 10,
   11-15......................       79%        10%        11%       30,255           811
  Proposals: 4, 6, 9..........       88%         1%        11%       30,255           811
  Proposals: 16, 17...........       80%         9%        11%       30,255           811
  Proposal: 20................       80%         9%        11%       31,066            --
EMERGING MARKETS DEBT
 PORTFOLIO
  Proposals: 3, 5, 7, 8,
   10-17, 20..................       64%        33%         3%       12,524            --
  Proposals: 4, 6, 9..........       97%        --          3%       12,524            --
EQUITY GROWTH PORTFOLIO
  Proposals: 3-7, 9, 11-13,
   16, 17, 20.................       97%        --          3%        5,448            --
  Proposals: 8, 10, 14........       94%         3%         3%        5,448            --
EUROPEAN EQUITY PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................       94%         1%         5%        1,039            --
FIXED INCOME PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................       96%        --          4%       12,924            --
GLOBAL EQUITY PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................      100%        --         --         3,910            --
GLOBAL FIXED INCOME PORTFOLIO
  Proposals: 3, 4, 6-14, 20...       87%        --         13%        7,549            --
  Proposals: 5, 15-17.........       86%         1%        13%        7,549            --
GOLD PORTFOLIO PORTFOLIO
  Proposals: 3-17, 20.........       94%        --          6%        1,869            --

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                                      151

[LOGO]  Morgan Stanley
        Institutional Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT.)
JUNE 30, 1995
--------------------------------------------------------------------------------

                                                                    TOTAL         TOTAL
                                                                   SHARES        SHARES
                                                                    VOTED      NOT VOTING
                                            VOTES                   (PER          (PER
                                 VOTES     AGAINST    ABSTAIN     PROPOSAL)     PROPOSAL)
                                FOR (%)      (%)        (%)         (000)         (000)
                                --------   --------   --------   -----------   -----------
HIGH YIELD PORTFOLIO
  Proposals: 3-7, 9, 11-13,
   16, 17, 20.................       94%        --          6%        7,506            --
  Proposals: 8, 10, 14........       91%         3%         6%        7,506            --
INTERNATIONAL EQUITY PORTFOLIO
  Proposals: 3, 5.............       89%         9%         2%       49,791            --
  Proposals: 4, 6, 9..........       95%         3%         2%       49,791            --
  Proposals: 7, 16............       93%         5%         2%       49,791            --
  Proposals: 8, 10, 11, 14....       90%         8%         2%       49,791            --
  Proposals: 12, 13, 17, 20...       92%         6%         2%       49,791            --
INTERNATIONAL SMALL CAP
 PORTFOLIO
  Proposals: 3, 5, 7, 8, 10,
   11, 14.....................       92%         4%         4%        6,913            29
  Proposals: 4, 6, 9, 12, 13,
   16, 17.....................       93%         3%         4%        6,913            29
  Proposal: 20................       93%         3%         4%        6,942            --
JAPANESE EQUITY PORTFOLIO
  Proposals: 3-7, 9, 11-13,
   16, 17, 20.................       94%        --          6%        2,965            --
  Proposals: 8, 10, 14........       92%         3%         5%        2,965            --
MONEY MARKET PORTFOLIO
  Proposals: 3-14, 16-18,
   20.........................       79%         2%        19%      388,882            --
MUNICIPAL MONEY MARKET
  Proposals: 3-7, 9, 12, 13,
   16, 17, 20.................       75%        --         25%      181,245            --
  Proposals: 8, 10, 11, 14,
   19.........................       74%         1%        25%      181,245            --
SMALL CAP VALUE EQUITY
 PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................       97%        --          3%        2,426            --
VALUE EQUITY PORTFOLIO
  Proposals: 3-14, 16, 17,
   20.........................       91%        --          9%        4,088            --

On June 28, 1995, a special meeting of the stockholders of Morgan Stanley Institutional Fund, Inc. (the "Fund") was held for the purpose of voting to elect a Board of Directors (voted on by the shareholders of the Fund as a whole).

The results are as follows:

                                                                                                           TOTAL
                                                                                    VOTES      VOTES      SHARES
                                                                                     FOR     WITHHELD      VOTED
                                                                                    (000)      (000)       (000)
                                                                                  ---------  ---------  -----------
John D. Barrett II..............................................................    748,645      2,701     751,346
Barton M. Biggs.................................................................    749,800      1,546     751,346
Gerard E. Jones.................................................................    749,800      1,546     751,346
Andrew McNally, IV..............................................................    746,835      4,511     751,346
Warren J. Olsen.................................................................    749,766      1,580     751,346
Samuel T. Reeves................................................................    749,847      1,499     751,346
Fergus Reid.....................................................................    749,097      2,249     751,346
Frederick O. Robertshaw.........................................................    747,361      3,985     751,346
Frederick B. Whittemore.........................................................    747,888      3,458     751,346

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